UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® International Fund Strategic Advisers® International Fund : FILFX

This annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 21	0.18%
What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, the Overseas mandate from sub-adviser FIAM® (+20%) was the biggest detractor from performance versus the benchmark for the fiscal year. It's quality-focused style was out of favor during much of the reporting period, while security selection also hurt.
•Artisan International Value Fund (+25%) further pressured relative performance due to picks among financial companies and within consumer-related sectors. Sizable out-of-benchmark exposure to the U.S. - which lagged international markets - further hampered Artisan's result.
•Fidelity® SAI International Low Volatility Index Fund (+29%) was another negative, as its emphasis on stocks exhibiting relatively low volatility could not keep pace in an up-trending market environment.
•In contrast, Fidelity® SAI International Value Index Fund (+48%) and sub-adviser Arrowstreet Capital (+43%) led the way in terms of relative contributors this period. Both were aided by the general tailwind of value approaches outpacing growth stocks/strategies. SAI International Value Index benefited from investment choices in Europe and the U.K., especially in the financials and industrials sectors. For Arrowstreet, stock selection in the Europe ex U.K. region provided a major boost, as did picks among financial and materials companies.
•Security selection by sub-adviser Wellington (+41%) helped as well.
•Notable changes in positioning include funding the International Equity Value mandate from sub-adviser FIAM.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® International Fund	34.10%	9.92%	10.55%
MSCI EAFE Index	35.01%	11.03%	10.49%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$28,142,554,512
Number of Holdings	1,055
Total Advisory Fee	$44,878,616
Portfolio Turnover	45%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	14.7
Industrials	11.5
Information Technology	7.1
Health Care	6.4
Materials	4.8
Consumer Discretionary	4.7
Consumer Staples	3.9
Energy	1.8
Utilities	1.8
Communication Services	1.6
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 59.0
International Equity Funds - 37.6
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 46.3
Japan - 12.3
United Kingdom - 8.2
France - 6.7
Germany - 5.0
Netherlands - 3.1
Australia - 2.2
Italy - 2.0
Switzerland - 1.7
Others - 12.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Value Index Fund	7.1
Fidelity SAI International Low Volatility Index Fund	5.1
Fidelity Advisor International Discovery Fund - Class Z	3.8
Artisan International Value Fund Investor Class	3.6
iShares MSCI Eurozone ETF	3.4
Fidelity Diversified International Fund	2.4
State Street Institutional U.S. Government Money Market Fund Premier Class	2.3
Fidelity SAI Japan Stock Index Fund	1.8
ASML Holding NV	1.6
WCM Focused International Growth Fund Investor Class	1.4
32.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912763.101    1557-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Income Opportunities Fund Strategic Advisers® Income Opportunities Fund : FPIOX

This annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 16	0.16%
What affected the Fund's performance this period?

•High-yield bonds gained ground for the 12 months ending February 28, 2026, extending a historically fast rebound that began in early April. The advance was bolstered by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, Fidelity® Capital & Income Fund (+14%) and the High Income mandate from sub-adviser FIAM® (+11%) notably contributed to performance versus the benchmark for the fiscal year. The strong showing by the former's sizable leveraged equity sleeve, along with security selection, fueled it's result.
•FIAM, meanwhile, benefited from a favorable settlement resulting from the financial restructuring of oil and gas company Mesquite Energy, an investment that had been previously marked down. Meanwhile, the recovery of another holding, EchoStar, also had a major impact on FIAM's performance. Bonds issued by this telecom provider rallied following sales of wireless spectrum that it controlled.
•Sub-adviser T. Rowe Price (+8%) was a more-modest relative contributor, aided  by security selection among automotive and wireless communications issuers.
•In contrast, Artisan High Income Fund (+6%) was the largest relative detractor, as leveraged loans issued by auto parts and cable TV companies worked against its performance.
•NYLI MacKay High Yield Corporate Bond (+5%) - one of the more defensively positioned managers - underperformed because its higher-quality bond holdings failed to keep pace in an up-trending market.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Income Opportunities Fund	8.35%	4.80%	6.37%
ICE® BofA® US High Yield Constrained Index	7.02%	4.48%	6.63%
Bloomberg U.S. Universal Bond Index	6.53%	0.78%	2.42%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,760,544,499
Number of Holdings	1,416
Total Advisory Fee	$2,541,515
Portfolio Turnover	41%
What did the Fund invest in?
(as of February 28, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 50.9
Corporate Bonds - 41.2
Bank Loan Obligations - 2.5
U.S. Treasury Obligations - 1.6
Common Stocks - 1.1
Preferred Securities - 0.9
Preferred Stocks - 0.2
Municipal Securities - 0.1
Asset-Backed Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

TOP HOLDINGS (% of Fund's net assets)
Artisan High Income Fund Investor Shares	13.1
Fidelity Capital & Income Fund	11.9
BlackRock High Yield Portfolio Class K	11.7
Eaton Vance Income Fund of Boston Class A	5.9
Vanguard High-Yield Corporate Fund Admiral Shares	4.4
NYLI MacKay High Yield Corporate Bond Fund Class A	3.9
US Treasury Notes	1.6
TransDigm Inc	0.8
State Street Institutional U.S. Government Money Market Fund Premier Class	0.7
Mesquite Energy Inc	0.6
54.6
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912769.101    1977-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Fidelity® International Fund Strategic Advisers® Fidelity® International Fund : FUSIX

This annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 16	0.13%
What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, the Overseas mandate from sub-adviser FIAM® (+20%) was the biggest detractor from performance versus the benchmark for the fiscal year. It's quality-focused style was out of favor during much of the reporting period, while security selection also hurt.
•The International Capital Appreciation strategy from FIAM (+20%) further pressured relative performance due to picks in the financials, industrials and information technology sectors.
•Several other funds were notable relative detractors for the reporting period, including Fidelity® SAI International Low Volatility Index Fund (+29%), Fidelity Advisor® International Growth Fund (+20%) and Fidelity® SAI International Quality Index Fund (+18%).
•In contrast, Fidelity® SAI® International Value Index Fund (+48%) was the top relative contributor this period, aided by the general tailwind of value approaches outpacing growth stocks/strategies the past 12 months, along with investment choices in Europe and the U.K., especially in the financials and industrials sectors.
•The International Equity Value mandate from FIAM (+43%) also helped thanks to having an in-favor investment style, along with security selection in the Europe ex U.K. region and Japan.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Fidelity® International Fund	33.73%	10.39%	10.61%
MSCI EAFE Index	35.01%	11.03%	10.49%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$68,342,652,262
Number of Holdings	298
Total Advisory Fee	$71,356,763
Portfolio Turnover	34%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	13.4
Industrials	9.5
Information Technology	4.6
Health Care	4.1
Materials	3.5
Consumer Discretionary	3.3
Consumer Staples	2.3
Energy	1.7
Utilities	1.5
Communication Services	1.0
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

International Equity Funds - 49.2
Common Stocks - 45.2
Preferred Stocks - 0.0
Domestic Equity Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 60.1
Japan - 9.5
United Kingdom - 6.1
Germany - 4.8
France - 3.8
Spain - 2.2
Netherlands - 2.1
Australia - 1.8
Italy - 1.8
Others - 7.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Value Index Fund	15.8
Fidelity Advisor International Discovery Fund - Class Z	7.1
Fidelity Diversified International Fund	6.8
Fidelity SAI International Index Fund	5.9
Fidelity SAI International Low Volatility Index Fund	5.9
State Street Institutional U.S. Government Money Market Fund Premier Class	4.8
Fidelity Advisor International Growth Fund - Class Z	2.4
Fidelity SAI International Quality Index Fund	1.8
ASML Holding NV	1.1
Fidelity SAI International Small Cap Index Fund	1.1
52.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912767.101    1848-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Emerging Markets Fund Strategic Advisers® Emerging Markets Fund : FSAMX

This annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 37	0.30%
What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, sub-adviser Schroders (+59%), along with two mandates from sub-adviser FIAM® - Select Emerging Markets (+58%) and Concentrated Emerging Markets (+61%) - notably contributed to performance versus the benchmark for the fiscal year.
•Schroders was propelled by security selection in China and Taiwan, along with a sizable underweight in India.
•FIAM Select Emerging Markets also was aided by stock picks in China and Taiwan this period, along with investment choices gold mining and information technology companies.
•FIAM Concentrated Emerging Markets benefited from stock selection China and South Africa, in addition to out-of-benchmark exposure to the U.S. equity market.
•In contrast, Fidelity® SAI Emerging Markets Low Volatility Index Fund (+20%) was the biggest relative detractors the past 12 months. Here, an emphasis on stocks exhibiting relatively low volatility could not keep pace in a strongly up-trending market environment. Adverse positioning in China and India also hurt.
•Artisan Developing World Fund (-8%) - a comparatively small position in the portfolio - also struggled, as its aggressive-growth approach was out of favor during the latter half of the period.
•Notable changes in positioning include adding the Fidelity® SAI® Emerging Markets Momentum Index Fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Emerging Markets Fund	51.92%	6.39%	11.02%
MSCI Emerging Markets Index	49.92%	6.32%	10.70%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$15,141,007,610
Number of Holdings	874
Total Advisory Fee	$38,802,546
Portfolio Turnover	48%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.2
Financials	14.7
Consumer Discretionary	6.8
Industrials	6.3
Communication Services	5.3
Materials	4.9
Energy	2.4
Health Care	1.7
Consumer Staples	1.4
Real Estate	0.6
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 69.5
International Equity Funds - 26.3
Preferred Stocks - 0.4
Domestic Equity Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 30.6
China - 16.9
Taiwan - 15.8
Korea (South) - 12.5
India - 6.7
Brazil - 3.3
South Africa - 2.4
Mexico - 1.9
United Arab Emirates - 1.2
Others - 8.7

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Emerging Markets Value Index Fund	14.1
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Samsung Electronics Co Ltd	5.7
Fidelity SAI Emerging Markets Low Volatility Index Fund	5.3
Goldman Sachs Emerging Markets Equity Fund Institutional Class	3.6
Tencent Holdings Ltd	3.2
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4
SK Hynix Inc	2.3
Brandes Emerging Markets Value Fund Class A	1.2
MediaTek Inc	1.1
48.7
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's sub-subadvisory agreement with T. Rowe Price Singapore Private Ltd. was terminated during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912770.101    2261-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Strategic Advisers® Core Income Fund Strategic Advisers® Core Income Fund : FPCIX

This annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 6	0.06%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against this backdrop, PIMCO Income Fund (+10%) and PIMCO Mortgage Opportunities (+7.5%) notably contributed to performance versus the benchmark for the fiscal year. Both strategies benefited from favorable yield-curve positioning, along with overweight allocations to government-agency mortgage-backed securities, which was one of the best-performing segments of the investment-grade fixed-income market.
•All eight of the Fund's sub-advised mandates contributed something to relative performance, led by the PGIM and JPMorgan Core Plus strategies (+7% each), along with the Fixed-Income Securitized strategy from FIAM® (+8%). Advantageous yield-curve positioning, as well as stakes in asset-backed securities and international bonds, fueled PGIM's result, while agency MBS holdings helped FIAM.
•For JPMorgan, active interest rate and credit management during periods of increased volatility bolstered this strategy. Positioning in high-yield corporate credit and emerging-markets debt - two other strong-performing sectors - provided a further boost.
•There were no material relative detractors this period year, although the Fund's exposure to long-term U.S. Treasury holdings hurt slightly as these securities trailed the broader investment-grade bond market amid rising yields.
•Notable changes in positioning include increased allocations to core managers seeking to add value through MBS and other securitized products, in addition to adding to U.S. Treasury holdings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Strategic Advisers® Core Income Fund	6.94%	0.83%	2.78%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$45,087,841,592
Number of Holdings	10,993
Total Advisory Fee	$24,750,231
Portfolio Turnover	211%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 31.4
AAA - 4.4
AA - 1.4
A - 6.0
BBB - 7.9
BB - 1.3
B - 0.2
CCC,CC,C - 0.0
D - 0.0
Not Rated - 4.4
Equities - 44.7
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Fixed-Income Funds - 44.7
U.S. Government Agency - Mortgage Securities - 17.0
U.S. Treasury Obligations - 14.4
Corporate Bonds - 14.1
CMOs and Other Mortgage Related Securities - 5.3
Asset-Backed Securities - 4.7
Foreign Government and Government Agency Obligations - 1.1
Preferred Securities - 0.2
Municipal Securities - 0.1
Bank Loan Obligations - 0.1
Others - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.5
Grand Cayman (UK Overseas Ter) - 1.6
United Kingdom - 1.1
Ireland - 0.5
Canada - 0.4
Germany - 0.3
France - 0.3
Mexico - 0.3
Bailiwick Of Jersey - 0.3
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.5
Fidelity SAI Total Bond Fund	7.0
Uniform Mortgage Backed Securities	6.1
US Treasury Bonds	5.2
Fannie Mae Mortgage pass-thru certificates	4.8
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	4.7
iShares 7-10 Year Treasury Bond ETF	3.8
BofA Securities, Inc	3.8
Voya Intermediate Bond Fund Class I	3.3
American Funds The Bond Fund of America Class F-2	3.3
50.5
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912768.101    1976-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, February 28, 2026, Fidelity Rutland Square Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Heidi L. Steiger is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Steiger is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Strategic Advisers Core Income Fund, Strategic Advisers Emerging Markets Fund, Strategic Advisers Fidelity International Fund, Strategic Advisers Income Opportunities Fund, and Strategic Advisers International Fund (the “Funds”):

Services Billed by PwC

February 28, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Strategic Advisers Core Income Fund	$44,600	$1,300	$10,000	$2,300
Strategic Advisers Emerging Markets Fund	$30,300	$900	$12,100	$1,600
Strategic Advisers Fidelity International Fund	$42,400	$1,200	$15,400	$2,300
Strategic Advisers Income Opportunities Fund	$25,900	$800	$6,900	$1,400
Strategic Advisers International Fund	$43,000	$1,200	$12,800	$2,300

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Strategic Advisers Core Income Fund	$45,600	$4,000	$12,600	$8,900
Strategic Advisers Emerging Markets Fund	$30,500	$2,700	$6,900	$6,000
Strategic Advisers Fidelity International Fund	$43,200	$3,800	$10,200	$8,500
Strategic Advisers Income Opportunities Fund	$26,100	$2,400	$6,900	$5,400
Strategic Advisers International Fund	$43,500	$3,800	$10,200	$8,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Strategic Advisers, LLC (“Strategic Advisers”) and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2026A	February 28, 2025A
Audit-Related Fees	$9,428,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2026A	February 28, 2025A
PwC	$14,778,600	$14,913,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and Strategic Advisers’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® International Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 59.0%
	Shares	Value ($)
AUSTRALIA - 2.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	2,939,164	10,834,778
Interactive Media & Services - 0.0%
REA Group Ltd	4,593	543,864
TOTAL COMMUNICATION SERVICES		11,378,642
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Wesfarmers Ltd	104,177	5,901,956
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	386,843	13,236,271
TOTAL CONSUMER DISCRETIONARY		19,138,227
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Woolworths Group Ltd	329,627	8,444,846
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	2,640,384	12,702,238
Whitehaven Coal Ltd	2,284,570	12,697,609
Woodside Energy Group Ltd	102,419	2,091,087
TOTAL ENERGY		27,490,934
Financials - 0.6%
Banks - 0.4%
ANZ Group Holdings Ltd	1,832,683	52,159,441
Commonwealth Bank of Australia	203,898	25,338,063
National Australia Bank Ltd	328,176	11,437,782
Westpac Banking Corp	125,798	3,808,357
		92,743,643
Capital Markets - 0.1%
Macquarie Group Ltd	263,072	39,966,699
Financial Services - 0.0%
Challenger Ltd	521,446	3,313,807
Insurance - 0.1%
Insurance Australia Group Ltd	765,396	3,627,662
Medibank Pvt Ltd	1,336,813	4,166,882
QBE Insurance Group Ltd	702,896	10,915,551
Steadfast Group Ltd	1,792,436	5,612,583
		24,322,678
TOTAL FINANCIALS		160,346,827
Health Care - 0.1%
Biotechnology - 0.0%
CSL Ltd	68,264	7,146,330
Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd	745,960	12,659,293
Health Care Technology - 0.0%
Pro Medicus Ltd	6,250	578,216
TOTAL HEALTH CARE		20,383,839
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Brambles Ltd	1,180,901	21,076,936
Passenger Airlines - 0.0%
Qantas Airways Ltd	1,912,618	13,543,090
Trading Companies & Distributors - 0.0%
SGH Ltd	180,750	6,007,055
Transportation Infrastructure - 0.0%
Transurban Group unit	720,837	7,356,186
TOTAL INDUSTRIALS		47,983,267
Materials - 1.1%
Containers & Packaging - 0.0%
Orora Ltd	776,760	1,182,952
Metals & Mining - 1.1%
BHP Group Ltd	639,036	25,929,071
BHP Group Ltd (United Kingdom) (b)	130,389	5,334,821
BlueScope Steel Ltd	38,095	759,089
Capricorn Metals Ltd (c)	114,709	1,201,633
Evolution Mining Ltd	717,717	8,468,456
Glencore PLC	14,960,408	108,098,153
Northern Star Resources Ltd	1,652,673	35,613,057
Rio Tinto Ltd	383,779	45,700,555
Rio Tinto PLC	420,694	41,678,017
Rio Tinto PLC ADR	255,690	25,400,245
South32 Ltd	191,704	628,000
Vault Minerals Ltd (c)	1,632,710	6,832,078
		305,643,175
TOTAL MATERIALS		306,826,127
Real Estate - 0.1%
Diversified REITs - 0.1%
GPT Group/The unit	3,111,920	11,205,865
Stockland unit	1,976,167	7,186,394
		18,392,259
Industrial REITs - 0.0%
Goodman Group unit	163,311	3,363,414
Retail REITs - 0.0%
Scentre Group unit	2,748,247	7,471,118
TOTAL REAL ESTATE		29,226,791
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	237,507	1,555,001
TOTAL AUSTRALIA		632,774,501
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	12,967	839,635
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (f)(g)	196,866	30,705,427
Erste Group Bank AG	212,839	25,325,100
Erste Group Bank AG (Czech Republic)	3,426	408,282
		56,438,809
Insurance - 0.0%
UNIQA Insurance Group AG	85,501	1,691,208
Vienna Insurance Group AG Wiener Versicherung Gruppe (Czech Republic)	4,727	365,562
		2,056,770
TOTAL FINANCIALS		58,495,579
Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	23,466	1,345,889
TOTAL AUSTRIA		60,681,103
BELGIUM - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	285,238	2,354,205
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	4,858	1,052,754
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	899,061	73,107,375
Financials - 0.3%
Banks - 0.3%
KBC Group NV	633,019	85,867,559
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	236,869	70,614,837
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	173,982	9,943,766
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	183,430	5,643,933
TOTAL BELGIUM		248,584,429
BRAZIL - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (c)	1,233	2,167,096
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR (PN)	445,942	6,867,507
Financials - 0.1%
Banks - 0.1%
Banco Bradesco SA ADR	1,078,689	4,411,839
Itau Unibanco Holding SA ADR	389,089	3,521,255
NU Holdings Ltd/Cayman Islands Class A (c)	142,500	2,134,650
		10,067,744
Capital Markets - 0.0%
B3 SA - Brasil Bolsa Balcao	1,265,400	4,418,348
Banco BTG Pactual SA unit	322,900	3,858,549
		8,276,897
TOTAL FINANCIALS		18,344,641
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer SA	71,900	1,296,205
Materials - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp (United States) (c)	59,647	2,038,734
Wheaton Precious Metals Corp	204,036	33,247,376
Wheaton Precious Metals Corp (United States)	34,799	5,694,856
TOTAL MATERIALS		40,980,966
Utilities - 0.0%
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	87,975	2,640,880
TOTAL BRAZIL		72,297,295
CANADA - 1.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	17,895	1,085,993
Energy - 0.0%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	82,931	1,023,224
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	16,784	1,985,706
Cameco Corp (United States)	12,085	1,430,864
Canadian Natural Resources Ltd	172,700	7,554,715
Peyto Exploration & Development Corp (b)	66,256	1,283,784
		12,255,069
TOTAL ENERGY		13,278,293
Financials - 0.1%
Banks - 0.0%
National Bank of Canada	40,137	5,601,613
Toronto Dominion Bank	72,748	7,086,804
		12,688,417
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (b)	38,425	1,796,369
Brookfield Corp Class A	153,504	6,731,871
		8,528,240
Insurance - 0.1%
Definity Financial Corp	172,954	8,657,527
Intact Financial Corp	21,302	4,112,665
		12,770,192
TOTAL FINANCIALS		33,986,849
Industrials - 0.2%
Aerospace & Defense - 0.0%
MDA Space Ltd (c)	24,596	713,149
Commercial Services & Supplies - 0.0%
BOYD GROUP INC	3,267	570,243
Element Fleet Management Corp	317,534	7,563,271
RB Global Inc	32,781	3,302,252
		11,435,766
Construction & Engineering - 0.0%
WSP Global Inc	16,016	2,713,110
Ground Transportation - 0.2%
Canadian National Railway Co	44,700	5,016,113
Canadian Pacific Kansas City Ltd	314,908	27,574,218
		32,590,331
Professional Services - 0.0%
Thomson Reuters Corp	14,800	1,424,936
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd (b)	21,665	3,362,399
TOTAL INDUSTRIALS		52,239,691
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	6,887	1,912,038
IT Services - 0.0%
Shopify Inc Class A (United States) (c)	72,648	8,770,793
Software - 0.0%
Constellation Software Inc/Canada	1,425	2,633,291
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	6,340	0
		2,633,291
TOTAL INFORMATION TECHNOLOGY		13,316,122
Materials - 0.9%
Chemicals - 0.0%
Methanex Corp (b)	63,831	3,220,446
Containers & Packaging - 0.1%
CCL Industries Inc Class B	95,493	6,642,261
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	114,236	28,694,462
Agnico Eagle Mines Ltd/CA (United States) (b)	57,198	14,391,017
Americas Gold & Silver Corp (United States) (c)	91,409	894,894
Barrick Mining Corp	399,453	20,267,690
Barrick Mining Corp (United States) (b)	739,053	37,499,549
Capstone Copper Corp (c)	1,623	16,788
First Majestic Silver Corp (United States) (b)	427,292	13,677,617
Franco-Nevada Corp	256,341	71,645,059
Hemlo Mining Corp (c)	162,934	867,198
K92 Mining Inc (c)	67,827	1,634,949
Lundin Gold Inc	38,900	3,666,561
OR Royalties Inc (United States)	30,417	1,441,462
Steppe Gold Ltd (c)	289,649	386,468
Teck Resources Ltd Class B (United States)	141,368	8,325,162
Wesdome Gold Mines Ltd (c)	14,137	277,961
		203,686,837
TOTAL MATERIALS		213,549,544
TOTAL CANADA		327,456,492
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	594,333	34,184,668
Lundin Mining Corp	278,091	8,860,258
Lundin Mining Corp (Sweden)	30,769	987,051

TOTAL CHILE		44,031,977
CHINA - 0.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	491,000	32,304,772
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
FAWER Automotive Parts Co Ltd A Shares (China)	1,270,908	1,030,335
Fuyao Glass Industry Group Co Ltd A Shares (China)	131,700	1,159,879
		2,190,214
Broadline Retail - 0.3%
Alibaba Group Holding Ltd	364,760	6,600,967
Prosus NV Class N	969,681	49,842,031
		56,442,998
Specialty Retail - 0.0%
Beijing Caishikou Department Store Co Ltd A Shares (China)	1,055,938	3,818,387
TOTAL CONSUMER DISCRETIONARY		62,451,599
Financials - 0.1%
Banks - 0.1%
Agricultural Bank of China Ltd H Shares	1,717,000	1,165,384
BOC Hong Kong Holdings Ltd	3,756,000	21,556,408
		22,721,792
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	1,108,500	1,404,151
GF Securities Co Ltd A Shares (China)	1,230,128	3,737,988
Orient Securities Co Ltd/China H Shares (f)(g)	226,000	178,237
		5,320,376
Insurance - 0.0%
Ping An Insurance Group Co of China Ltd H Shares	252,000	2,179,963
TOTAL FINANCIALS		30,222,131
Health Care - 0.0%
Biotechnology - 0.0%
Acrobiosystems Co Ltd A Shares (China)	85,400	599,451
Health Care Equipment & Supplies - 0.0%
Edan Instruments Inc A Shares (China)	82,000	175,043
Sinocare Inc A Shares (China)	287,200	746,246
		921,289
Life Sciences Tools & Services - 0.0%
Wuxi Biologics Cayman Inc (c)(f)(g)	786,000	4,040,816
Pharmaceuticals - 0.0%
Porton Pharma Solutions Ltd A Shares (China) (c)	341,000	1,169,450
Shenzhen Hepalink Pharmaceutical Group Co Ltd A Shares (China)	17,700	31,022
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	170,300	434,056
Sino Biopharmaceutical Ltd	3,125,000	2,416,628
Zhejiang Medicine Co Ltd A Shares (China)	102,700	243,939
		4,295,095
TOTAL HEALTH CARE		9,856,651
Industrials - 0.2%
Electrical Equipment - 0.0%
Goldwind Science & Technology Co Ltd A Shares (China)	1,091,700	4,528,720
GoodWe Technologies Co Ltd A Shares (China) (c)	50,936	646,894
TBEA Co Ltd A Shares (China)	815,930	3,609,594
Zhuhai CosMX Battery Co Ltd A Shares (China)	234,985	641,067
		9,426,275
Machinery - 0.2%
Airtac International Group	24,158	928,087
China CSSC Holdings Ltd A Shares (China)	600,905	3,307,597
CIMC Enric Holdings Ltd	184,000	300,575
Haitian International Holdings Ltd	85,000	275,098
Hefei Meiya Optoelectronic Technology Inc A Shares (China)	140,262	409,443
Suzhou Hailu Heavy Industry Co Ltd A Shares (China)	1,105,400	2,124,343
Weichai Power Co Ltd A Shares (China)	918,000	3,729,183
Yangzijiang Shipbuildling (Holdings) Ltd	5,023,740	17,236,962
		28,311,288
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	1,660,500	7,084,833
TOTAL INDUSTRIALS		44,822,396
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Aoshikang Technology Co Ltd A Shares (China)	42,000	299,466
Luxshare Precision Industry Co Ltd A Shares (China)	542,456	3,972,201
Ningbo Sunrise Elc Technology Co Ltd A Shares (China)	60,300	227,195
Quectel Wireless Solutions Co Ltd A Shares (China)	43,572	548,986
Raytron Technology Co Ltd A Shares (China)	137,528	2,342,400
Shennan Circuits Co Ltd A Shares (China)	7,700	320,498
VSTECS Holdings Ltd	134,000	136,168
		7,846,914
Semiconductors & Semiconductor Equipment - 0.1%
All Winner Technology Co Ltd A Shares (China)	752,060	4,675,839
Piotech Inc A Shares (China)	60,988	3,284,968
Trina Solar Co Ltd A Shares (China) (c)	1,681,741	4,681,175
Union Semiconductor Hefei Co Ltd A Shares (China)	358,350	996,955
Wuxi Taiji Industry Ltd Co A Shares (China)	294,260	475,402
Yangling Metron New Material Inc A Shares (China)	104,900	290,922
		14,405,261
Software - 0.0%
Sangfor Technologies Inc A Shares (China)	42,813	818,404
Technology Hardware, Storage & Peripherals - 0.0%
Anker Innovations Technology Co Ltd A Shares (China)	133,662	1,885,986
Shenzhen Longsys Electronics Co Ltd (China) (c)	111,500	4,742,433
		6,628,419
TOTAL INFORMATION TECHNOLOGY		29,698,998
Materials - 0.1%
Chemicals - 0.0%
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (c)	245,000	465,122
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	813,700	4,532,289
Rongsheng Petrochemical Co Ltd A Shares (China)	931,200	2,118,153
Xinjiang Zhongtai Chemical Co Ltd A Shares (China) (c)	655,800	720,039
		7,835,603
Metals & Mining - 0.1%
Aluminum Corp of China Ltd A Shares (China)	392,200	784,606
Baoshan Iron & Steel Co Ltd A Shares (China)	38,100	39,999
Jiangxi Copper Co Ltd A Shares (China)	945,900	8,005,021
Pengxin International Mining Co Ltd A Shares (China) (c)	2,145,700	3,222,523
Sansteel Minguang Co Ltd Fujian A Shares (China) (c)	1,982,400	1,338,327
Shanxi Taigang Stainless Steel Co Ltd A Shares (China) (c)	160,300	123,646
Sinomine Resource Group Co Ltd A Shares (China)	113,200	1,502,027
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	5,968,000	6,900,679
Western Mining Co Ltd A Shares (China)	358,600	1,811,771
Zhaojin International Gold Co Ltd A Shares (China) (c)	1,747,000	5,171,051
		28,899,650
Paper & Forest Products - 0.0%
Zhongfu Straits Pingtan Development Co Ltd A Shares (China) (c)	696,300	1,200,062
TOTAL MATERIALS		37,935,315
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	425,100	1,139,990
TOTAL CHINA		248,431,852
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (c)	78,301	895,492
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC	9,802	705,301
Endeavour Mining PLC (United Kingdom)	19,247	1,372,132

TOTAL COTE D'IVOIRE		2,077,433
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	33,343	1,254,041
DENMARK - 0.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	7,881	623,141
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	62,924	9,783,490
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	284,869	14,870,526
Insurance - 0.0%
Tryg A/S	18,348	454,377
TOTAL FINANCIALS		15,324,903
Health Care - 0.2%
Biotechnology - 0.0%
Genmab A/S (c)	6,074	1,788,347
Genmab A/S ADR (c)	38,964	1,147,100
		2,935,447
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	122,377	9,482,110
Pharmaceuticals - 0.2%
Novo Nordisk A/S Series B	1,426,684	53,962,247
TOTAL HEALTH CARE		66,379,804
Industrials - 0.3%
Air Freight & Logistics - 0.3%
DSV A/S	225,392	58,294,107
Building Products - 0.0%
ROCKWOOL A/S Series B	100,383	3,326,469
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	249,396	6,375,637
Machinery - 0.0%
FLSmidth & Co A/S	11,174	990,421
TOTAL INDUSTRIALS		68,986,634
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	376,410	22,351,502
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(f)(g)	178,125	4,225,244
TOTAL DENMARK		187,674,718
FINLAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	40,831	1,021,848
Financials - 0.1%
Banks - 0.0%
Nordea Bank Abp	295,522	5,718,509
Insurance - 0.1%
Mandatum Holding Oy	613,090	4,949,286
Sampo Oyj A Shares	1,288,826	14,284,184
		19,233,470
TOTAL FINANCIALS		24,951,979
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	10,865	869,138
Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	33,170	2,509,179
Metso Oyj	374,675	7,838,286
Valmet Oyj	18,583	625,135
Wartsila OYJ Abp	50,374	2,196,359
TOTAL INDUSTRIALS		13,168,959
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	3,247,810	24,927,007
Nokia Oyj (Sweden) (b)	26,319	202,212
TOTAL INFORMATION TECHNOLOGY		25,129,219
Materials - 0.0%
Paper & Forest Products - 0.0%
Stora Enso Oyj R Shares	455,555	6,192,955
UPM-Kymmene Oyj	213,500	6,806,288
TOTAL MATERIALS		12,999,243
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	132,700	3,106,175
TOTAL FINLAND		81,246,561
FRANCE - 6.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	2,049,313	44,147,444
Entertainment - 0.0%
Vivendi SE	462,300	1,200,897
Media - 0.0%
Canal+ SA	320,200	1,332,095
JCDecaux SE	426,838	8,846,330
		10,178,425
TOTAL COMMUNICATION SERVICES		55,526,766
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	362,607	14,664,264
Valeo SE	179,308	2,603,886
		17,268,150
Automobiles - 0.0%
Renault SA	115,276	4,373,707
Hotels, Restaurants & Leisure - 0.1%
Accor SA	239,420	13,935,589
FDJ UNITED (b)	76,500	2,319,468
Sodexo SA	78,900	4,318,756
		20,573,813
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	9,418	22,801,904
Kering SA	289,624	97,122,164
LVMH Moet Hennessy Louis Vuitton SE	95,460	61,000,916
		180,924,984
TOTAL CONSUMER DISCRETIONARY		223,140,654
Consumer Staples - 0.4%
Beverages - 0.2%
Pernod Ricard SA	439,271	40,536,147
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	1,182,117	22,419,245
Food Products - 0.1%
Danone SA	338,426	29,104,301
Danone SA ADR	23,463	402,390
		29,506,691
Personal Care Products - 0.0%
L'Oreal SA	29,478	13,811,806
TOTAL CONSUMER STAPLES		106,273,889
Energy - 0.5%
Energy Equipment & Services - 0.0%
Vallourec SACA	485,510	11,335,889
Oil, Gas & Consumable Fuels - 0.5%
Bollore SE	323,922	1,896,890
North Atlantic Energies	3,524	161,478
TotalEnergies SE	1,708,212	135,799,520
		137,857,888
TOTAL ENERGY		149,193,777
Financials - 1.3%
Banks - 1.0%
BNP Paribas SA	1,170,005	131,370,151
BNP Paribas SA ADR	23,208	1,301,505
Credit Agricole SA	1,357,819	29,998,260
Societe Generale SA Series A	1,256,386	108,879,152
		271,549,068
Capital Markets - 0.0%
Amundi SA (f)(g)	148,250	14,197,706
Financial Services - 0.1%
Edenred SE	899,657	20,835,480
Wendel SE	1,950	204,721
Worldline SA/France (b)(c)(f)(g)	1,220,297	2,255,857
		23,296,058
Insurance - 0.2%
AXA SA	1,136,737	55,588,829
SCOR SE	14,475	528,503
		56,117,332
TOTAL FINANCIALS		365,160,164
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	92,904	24,590,485
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	10,724	2,320,148
TOTAL HEALTH CARE		26,910,633
Industrials - 2.3%
Aerospace & Defense - 0.9%
Airbus SE	336,960	73,171,853
Airbus SE (Spain) (b)	521	113,482
Airbus SE ADR	5,694	308,444
Dassault Aviation SA	20,216	8,088,215
Safran SA	359,427	144,755,183
Safran SA ADR	53,308	5,362,785
Thales SA	66,084	20,057,630
		251,857,592
Building Products - 0.3%
Cie de Saint-Gobain SA	932,553	94,506,550
Construction & Engineering - 0.3%
Bouygues SA	452,965	28,195,571
Vinci SA	358,985	59,586,536
		87,782,107
Electrical Equipment - 0.4%
Legrand SA	592,103	107,245,923
Nexans SA	14,900	2,153,194
		109,399,117
Ground Transportation - 0.0%
Ayvens SA (f)(g)	764,318	9,753,676
Machinery - 0.2%
Alstom SA (c)	1,999,830	66,528,101
Manitou BF SA	9,503	264,437
		66,792,538
Professional Services - 0.1%
Bureau Veritas SA	352,552	12,255,650
Teleperformance SE	33,600	2,043,846
		14,299,496
Trading Companies & Distributors - 0.1%
Rexel SA	415,813	18,115,139
Transportation Infrastructure - 0.0%
Getlink SE Series A	91,671	1,995,226
TOTAL INDUSTRIALS		654,501,441
Information Technology - 0.2%
IT Services - 0.2%
Alten SA	38	2,853
Capgemini SE	346,910	43,841,410
		43,844,263
Software - 0.0%
Dassault Systemes SE	673,906	14,757,704
TOTAL INFORMATION TECHNOLOGY		58,601,967
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	406,863	85,553,260
Air Liquide SA ADR	1,787	75,054
Arkema SA	44,675	3,270,215
		88,898,529
Construction Materials - 0.0%
Vicat SACA	1,134	95,403
TOTAL MATERIALS		88,993,932
Real Estate - 0.2%
Office REITs - 0.0%
Gecina SA	72,842	6,752,200
Retail REITs - 0.2%
Klepierre SA	252,344	10,620,804
Unibail-Rodamco-Westfield unit	204,565	25,657,941
		36,278,745
TOTAL REAL ESTATE		43,030,945
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	2,465,420	84,226,354
Veolia Environnement SA	495,676	20,990,254
TOTAL UTILITIES		105,216,608
TOTAL FRANCE		1,876,550,776
GEORGIA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Georgia Capital PLC (c)	75,897	3,810,027
GERMANY - 4.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	2,891,145	116,108,833
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	95,337	7,755,966
Interactive Media & Services - 0.0%
Scout24 SE (f)(g)	7,170	612,107
TOTAL COMMUNICATION SERVICES		124,476,906
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	80,709	4,033,971
Continental AG	47,195	4,077,582
		8,111,553
Automobiles - 0.1%
Bayerische Motoren Werke AG	150,861	15,946,904
Mercedes-Benz Group AG	84,415	5,840,558
Volkswagen AG	3,171	378,912
		22,166,374
Specialty Retail - 0.0%
Zalando SE (c)(f)(g)	376,913	9,241,228
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	194,710	36,125,546
Adidas AG ADR	5,319	495,943
		36,621,489
TOTAL CONSUMER DISCRETIONARY		76,140,644
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Beiersdorf AG	114,415	14,473,030
Financials - 1.0%
Banks - 0.0%
Commerzbank AG	126,100	5,162,842
Capital Markets - 0.3%
Deutsche Bank AG	598,943	21,440,106
Deutsche Boerse AG	221,698	60,588,528
flatexDEGIRO SE	24,706	899,716
		82,928,350
Insurance - 0.7%
Allianz SE	264,315	118,697,830
Hannover Rueck SE	88,890	27,077,359
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	56,223	36,692,447
Talanx AG	83,377	10,541,454
		193,009,090
TOTAL FINANCIALS		281,100,282
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (f)(g)	166,308	8,248,809
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	589,560	35,458,167
Pharmaceuticals - 0.1%
Bayer AG	207,825	10,283,356
Merck KGaA	100,420	15,215,211
		25,498,567
TOTAL HEALTH CARE		69,205,543
Industrials - 1.4%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	51,374	22,181,066
Rheinmetall AG	30,381	59,716,638
		81,897,704
Air Freight & Logistics - 0.1%
Deutsche Post AG	670,558	39,485,924
Electrical Equipment - 0.3%
Siemens Energy AG	398,297	78,335,986
Industrial Conglomerates - 0.6%
Siemens AG	491,033	141,979,178
Machinery - 0.1%
Daimler Truck Holding AG	192,041	9,764,180
Gea Group Ag	58,480	4,553,688
KION Group AG	103,555	7,096,914
Knorr-Bremse AG	54,972	7,242,473
Krones AG	10,550	1,657,962
RENK Group AG	13,787	927,431
		31,242,648
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	166,641	1,789,455
Trading Companies & Distributors - 0.0%
Brenntag SE	76,100	4,702,803
TOTAL INDUSTRIALS		379,433,698
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	1,485,250	80,047,290
Software - 0.5%
Nemetschek SE	5,615	449,832
SAP SE	764,990	153,680,671
		154,130,503
TOTAL INFORMATION TECHNOLOGY		234,177,793
Materials - 0.4%
Chemicals - 0.2%
BASF SE	182,464	10,451,565
LANXESS AG	722,597	16,325,050
Symrise AG	288,476	26,352,148
		53,128,763
Construction Materials - 0.2%
Heidelberg Materials AG	204,197	45,493,570
TOTAL MATERIALS		98,622,333
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	121,905	10,198,241
Vonovia SE	91,500	3,102,538
TOTAL REAL ESTATE		13,300,779
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	472,070	30,367,657
Multi-Utilities - 0.2%
E.ON SE	2,679,006	62,297,305
TOTAL UTILITIES		92,664,962
TOTAL GERMANY		1,383,595,970
GREECE - 0.0%
Financials - 0.0%
Banks - 0.0%
Eurobank SA	1,616,951	7,489,510
National Bank of Greece SA	638,148	10,394,382

TOTAL GREECE		17,883,892
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	21,366	1,557,368
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	373,000	588,340
PCCW Ltd	465,000	353,056
TOTAL COMMUNICATION SERVICES		941,396
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (c)	609,821	3,622,337
Household Durables - 0.0%
Man Wah Holdings Ltd	552,000	359,843
Specialty Retail - 0.0%
Emperor Watch & Jewellery Ltd	23,580,000	1,054,912
Textiles, Apparel & Luxury Goods - 0.0%
Yue Yuen Industrial Holdings Ltd	254,000	603,556
TOTAL CONSUMER DISCRETIONARY		5,640,648
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (f)(g)	840,500	1,057,152
Financials - 0.9%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (c)	49,846	7,419,079
Hong Kong Exchanges & Clearing Ltd	1,059,105	56,582,640
Hong Kong Exchanges & Clearing Ltd ADR	21,314	1,149,464
		65,151,183
Insurance - 0.7%
AIA Group Ltd	11,091,322	122,354,296
AIA Group Ltd ADR	68,328	3,018,048
Prudential PLC	3,726,212	57,072,501
Prudential PLC (Hong Kong)	7,500	115,327
Prudential PLC ADR (b)	16,630	511,373
		183,071,545
TOTAL FINANCIALS		248,222,728
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	132,500	632,404
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	33,500	360,332
Machinery - 0.1%
Techtronic Industries Co Ltd	944,500	15,296,821
Techtronic Industries Co Ltd ADR	50,318	4,080,790
		19,377,611
TOTAL INDUSTRIALS		20,370,347
Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	56,700	467,825
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (c)	40,000	143,365
TOTAL INFORMATION TECHNOLOGY		611,190
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	2,897,800	18,438,593
Henderson Land Development Co Ltd	146,000	661,380
Hongkong Land Holdings Ltd (Singapore)	1,047,500	9,081,825
Hysan Development Co Ltd	18,000	50,203
Sun Hung Kai Properties Ltd	855,000	15,955,978
Wharf Real Estate Investment Co Ltd	278,000	1,026,945
		45,214,924
Retail REITs - 0.0%
Link REIT	633,700	3,139,582
TOTAL REAL ESTATE		48,354,506
Utilities - 0.0%
Electric Utilities - 0.0%
CLP Holdings Ltd	325,000	3,082,420
Power Assets Holdings Ltd	123,500	1,001,620
TOTAL UTILITIES		4,084,040
TOTAL HONG KONG		329,282,007
INDIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	109,536	2,261,676
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Eicher Motors Ltd	27,887	2,454,364
Mahindra & Mahindra Ltd	53,049	1,980,165
		4,434,529
Hotels, Restaurants & Leisure - 0.0%
Indian Hotels Co Ltd/The	130,561	956,862
TOTAL CONSUMER DISCRETIONARY		5,391,391
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	153,396	2,349,217
Reliance Industries Ltd GDR (f)	40,800	2,501,040
TOTAL ENERGY		4,850,257
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd	1,285,805	12,541,321
HDFC Bank Ltd ADR	57,328	1,825,897
ICICI Bank Ltd	125,478	1,907,254
ICICI Bank Ltd ADR	62,276	1,900,041
		18,174,513
Consumer Finance - 0.0%
Bajaj Finance Ltd	188,061	2,057,747
TOTAL FINANCIALS		20,232,260
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	7,664	658,602
Max Healthcare Institute Ltd	75,926	910,900
TOTAL HEALTH CARE		1,569,502
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bharat Electronics Ltd	292,036	1,426,859
Hindustan Aeronautics Ltd (g)	24,131	1,037,492
TOTAL INDUSTRIALS		2,464,351
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lodha Developers Ltd (f)(g)	60,327	655,022
TOTAL INDIA		37,424,459
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Central Asia Tbk PT	344,000	146,884
Bank Mandiri Persero Tbk PT	13,005,800	4,082,157
TOTAL FINANCIALS		4,229,041
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	16,200	1,336,500
Jardine Matheson Holdings Ltd ADR	999	82,217
TOTAL INDUSTRIALS		1,418,717
TOTAL INDONESIA		5,647,758
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	121,444	342,875
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	106,440	9,470,444
Financials - 0.4%
Banks - 0.4%
AIB Group PLC	6,863,860	71,776,482
AIB Group PLC (United Kingdom)	16,482	173,698
AIB Group PLC ADR (b)	4,580	94,897
Bank of Ireland Group PLC	1,899,019	37,102,570
TOTAL FINANCIALS		109,147,647
Industrials - 0.3%
Building Products - 0.2%
Kingspan Group PLC	474,965	47,338,793
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	154,750	23,125,840
TOTAL INDUSTRIALS		70,464,633
TOTAL IRELAND		189,425,599
ISRAEL - 0.3%
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	206,442	5,205,533
Bank Leumi Le-Israel BM	770,777	18,643,228
Israel Discount Bank Ltd Class A	52,366	633,721
Mizrahi Tefahot Bank Ltd	14,778	1,106,722
		25,589,204
Insurance - 0.0%
Phoenix Financial Ltd	108,183	5,525,532
TOTAL FINANCIALS		31,114,736
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	417,920	14,150,771
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	1,279	979,440
Elbit Systems Ltd (United States)	1,402	1,078,194
TOTAL INDUSTRIALS		2,057,634
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	25,720	2,938,513
IT Services - 0.0%
Wix.com Ltd (c)	63,754	4,492,107
Software - 0.1%
Check Point Software Technologies Ltd (c)	114,328	17,385,859
Nice Ltd (c)	4,188	474,603
		17,860,462
TOTAL INFORMATION TECHNOLOGY		25,291,082
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	6,358	30,058
TOTAL ISRAEL		72,644,281
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(f)(g)	39,913	424,215
Telecom Italia SpA/Milano (c)	12,335,936	9,273,342
TOTAL COMMUNICATION SERVICES		9,697,557
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (f)(g)	1,505,140	11,335,990
Automobiles - 0.0%
Ferrari NV (Italy)	15,188	5,767,890
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	45,322	1,099,967
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	7,565	736,021
Moncler SpA	100,185	6,918,045
		7,654,066
TOTAL CONSUMER DISCRETIONARY		25,857,913
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	89,589	5,807,335
Davide Campari-Milano NV	1,256,776	9,471,372
TOTAL CONSUMER STAPLES		15,278,707
Energy - 0.0%
Energy Equipment & Services - 0.0%
Saipem SpA (b)	486,364	2,052,210
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA	514,929	12,026,035
TOTAL ENERGY		14,078,245
Financials - 1.3%
Banks - 1.1%
Banco BPM SpA	110,312	1,633,870
BPER Banca SPA (b)	1,203,165	17,074,134
FinecoBank Banca Fineco SpA	1,068,000	25,226,356
Intesa Sanpaolo SpA	14,217,160	97,551,745
UniCredit SpA	1,703,102	145,014,642
		286,500,747
Capital Markets - 0.0%
Azimut Holding SpA	33,041	1,369,957
Banca Generali SpA	18,782	1,217,276
		2,587,233
Financial Services - 0.0%
Banca Mediolanum SpA	21,549	464,432
Poste Italiane SpA (b)(f)(g)	450,810	12,118,404
		12,582,836
Insurance - 0.2%
Generali	1,496,293	63,931,596
Unipol Assicurazioni SpA	33,883	847,165
		64,778,761
TOTAL FINANCIALS		366,449,577
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
GVS SpA (c)(f)(g)	5,800	27,413
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	349,620	20,002,834
TOTAL HEALTH CARE		20,030,247
Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	37,718	2,541,103
Building Products - 0.0%
Carel Industries SpA (f)(g)	8,035	220,264
Electrical Equipment - 0.2%
Prysmian SpA	369,900	44,554,793
Machinery - 0.0%
Interpump Group SpA	37,700	1,741,761
Passenger Airlines - 0.1%
Ryanair Holdings PLC	216,478	6,995,505
Ryanair Holdings PLC ADR	436,417	29,453,783
Wizz Air Holdings Plc (c)(f)(g)	245,664	4,039,043
		40,488,331
TOTAL INDUSTRIALS		89,546,252
Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	2,063,116	24,808,861
Gas Utilities - 0.0%
Italgas SpA	192,360	2,486,581
TOTAL UTILITIES		27,295,442
TOTAL ITALY		568,233,940
JAPAN - 12.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Internet Initiative Japan Inc	36,300	529,513
NTT Inc	6,743,600	6,597,497
		7,127,010
Entertainment - 0.3%
Capcom Co Ltd	811,425	18,427,808
Konami Group Corp	52,150	6,956,005
Nexon Co Ltd	40,400	859,145
Nintendo Co Ltd	601,230	34,005,226
Toho Co Ltd/Tokyo (b)	256,000	2,565,492
		62,813,676
Interactive Media & Services - 0.0%
LY Corp	2,754,420	6,808,196
Media - 0.0%
Zenrin Co Ltd	130,000	858,258
Wireless Telecommunication Services - 0.2%
KDDI Corp	2,632,042	45,211,947
SoftBank Group Corp	446,976	11,445,249
		56,657,196
TOTAL COMMUNICATION SERVICES		134,264,336
Consumer Discretionary - 1.7%
Automobile Components - 0.2%
Aisin Corp	62,300	1,108,845
Asti Corp	12,000	202,401
Bridgestone Corp	73,600	1,776,711
Denso Corp	473,400	6,792,307
FCC Co Ltd	14,400	356,392
JTEKT Corp	72,300	994,927
Koito Manufacturing Co Ltd	272,100	4,915,276
Sumitomo Electric Industries Ltd	423,190	27,964,066
Sumitomo Rubber Industries Ltd	200,900	3,578,288
Toyoda Gosei Co Ltd	111,100	3,621,875
TPR Co Ltd	17,500	158,006
		51,469,094
Automobiles - 0.6%
Honda Motor Co Ltd	720,794	7,220,511
Isuzu Motors Ltd	1,008,055	18,839,103
Suzuki Motor Corp	1,480,800	22,477,741
Toyota Motor Corp	3,887,770	94,194,312
		142,731,667
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	420,400	8,291,435
Pan Pacific International Holdings Corp	2,446,690	16,351,034
Rakuten Group Inc (c)	1,012,800	5,370,600
Ryohin Keikaku Co Ltd	460,880	10,615,601
		40,628,670
Diversified Consumer Services - 0.0%
Global Kids Co Corp	15,500	83,473
Hotels, Restaurants & Leisure - 0.0%
Food & Life Cos Ltd	70,300	4,530,910
Oriental Land Co Ltd/Japan	104,000	1,873,698
Zensho Holdings Co Ltd	9,200	584,937
		6,989,545
Household Durables - 0.4%
Panasonic Holdings Corp	3,023,250	48,753,126
Sony Group Corp	2,946,785	67,741,465
Sumitomo Forestry Co Ltd	205,300	2,228,307
		118,722,898
Leisure Products - 0.1%
Bandai Namco Holdings Inc	72,400	1,967,570
GLOBERIDE Inc	81,800	1,239,846
Shimano Inc	117,900	12,586,509
		15,793,925
Specialty Retail - 0.2%
ABC-Mart Inc (b)	6,800	114,237
Fast Retailing Co Ltd	127,830	56,505,010
Haruyama Holdings Inc (b)	49,500	248,506
Nitori Holdings Co Ltd (b)	446,000	8,934,480
Sanrio Co Ltd (b)	47,000	1,723,318
United Arrows Ltd	40,000	685,685
		68,211,236
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	710,500	21,811,142
Gunze Ltd	27,400	832,536
		22,643,678
TOTAL CONSUMER DISCRETIONARY		467,274,186
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd (b)	839,080	9,131,473
Kirin Holdings Co Ltd	156,300	2,709,340
Suntory Beverage & Food Ltd	109,900	3,460,304
		15,301,117
Consumer Staples Distribution & Retail - 0.2%
MatsukiyoCocokara & Co	32,800	543,778
Okuwa Co Ltd (b)	221,300	1,252,708
Seven & i Holdings Co Ltd (b)	1,351,400	19,058,188
Sugi Holdings Co Ltd (b)	249,000	5,724,138
Sundrug Co Ltd	35,700	965,168
Tsuruha Holdings Inc (b)	925,910	15,563,755
		43,107,735
Food Products - 0.3%
Ajinomoto Co Inc	1,871,090	59,524,062
Ezaki Glico Co Ltd	145,500	5,651,734
Kikkoman Corp (b)	69,400	666,603
NH Foods Ltd	6,700	306,715
Nisshin Seifun Group Inc	144,500	2,020,863
Nissin Foods Holdings Co Ltd (b)	211,000	4,453,341
Toyo Suisan Kaisha Ltd	239,000	18,816,668
		91,439,986
Household Products - 0.0%
Lion Corp	105,100	1,237,321
Unicharm Corp	2,047,700	14,023,726
		15,261,047
Personal Care Products - 0.1%
Kao Corp	188,500	8,049,215
Kose Holdings Corp	26,900	1,074,002
Rohto Pharmaceutical Co Ltd	561,900	8,786,603
		17,909,820
TOTAL CONSUMER STAPLES		183,019,705
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	267,900	2,552,654
Idemitsu Kosan Co Ltd	80,500	768,581
Inpex Corp	2,035,640	49,533,711
Japan Petroleum Exploration Co Ltd	66,600	1,017,136
San-Ai Obbli Co Ltd	55,400	910,651
TOTAL ENERGY		54,782,733
Financials - 2.3%
Banks - 1.5%
Chiba Bank Ltd/The (b)	2,480,780	36,965,870
Fukuoka Financial Group Inc	104,300	4,570,326
Hachijuni Nagano Bank Ltd	300,900	4,006,798
Hokuhoku Financial Group Inc	79,100	3,166,229
Japan Post Bank Co Ltd	612,200	11,999,771
Keiyo Bank Ltd/The	191,700	2,764,437
Kyoto Financial Group Inc	150,100	3,726,428
Kyushu Financial Group Inc	352,700	3,021,885
Mitsubishi UFJ Financial Group Inc	4,508,290	83,691,925
Mizuho Financial Group Inc	2,039,636	90,996,344
Rakuten Bank Ltd (c)	45,900	1,870,211
Resona Holdings Inc	3,561,100	43,451,904
SBI Shinsei Bank Ltd (b)(c)	255,700	3,074,982
Sumitomo Mitsui Financial Group Inc	2,633,001	99,357,837
Sumitomo Mitsui Trust Group Inc	247,600	8,633,540
		401,298,487
Capital Markets - 0.1%
Japan Exchange Group Inc	549,600	7,479,469
Nomura Holdings Inc	2,030,200	18,848,509
SBI Holdings Inc	646,700	13,872,795
		40,200,773
Financial Services - 0.2%
GMO Payment Gateway Inc	104,335	5,405,657
ORIX Corp	1,423,760	49,972,695
Sony Financial Group Inc (c)	4,959,300	5,077,912
		60,456,264
Insurance - 0.5%
Dai-ichi Life Holdings Inc	620,000	6,395,927
Japan Post Holdings Co Ltd	1,533,600	19,994,298
Japan Post Insurance Co Ltd	36,300	1,185,942
MS&AD Insurance Group Holdings Inc	77,600	2,162,434
Sompo Holdings Inc	1,211,920	48,082,460
T&D Holdings Inc	400,300	10,801,807
Tokio Marine Holdings Inc	1,542,180	64,049,265
		152,672,133
TOTAL FINANCIALS		654,627,657
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	56,500	1,217,808
Hoya Corp	331,000	59,909,167
Olympus Corp	942,400	9,220,934
Sysmex Corp	48,700	459,770
Terumo Corp	1,013,700	13,715,853
		84,523,532
Health Care Providers & Services - 0.0%
Suzuken Co Ltd/Aichi Japan	47,200	1,996,627
Health Care Technology - 0.0%
M3 Inc (b)	944,685	10,342,715
Pharmaceuticals - 0.6%
Astellas Pharma Inc	811,900	13,511,245
Chugai Pharmaceutical Co Ltd	686,580	46,296,333
Daiichi Sankyo Co Ltd	1,097,517	21,615,622
Eisai Co Ltd	24,500	824,830
Kyowa Kirin Co Ltd	22,100	408,277
Nippon Shinyaku Co Ltd	19,300	635,733
Otsuka Holdings Co Ltd	308,900	21,184,766
Otsuka Holdings Co Ltd ADR	5,278	180,560
Shionogi & Co Ltd	13,900	328,211
Sumitomo Pharma Co Ltd (c)	349,600	5,650,372
Takeda Pharmaceutical Co Ltd	1,228,580	45,982,321
Takeda Pharmaceutical Co Ltd ADR	20,917	392,194
		157,010,464
TOTAL HEALTH CARE		253,873,338
Industrials - 3.0%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	32,000	788,909
Building Products - 0.1%
Agc Inc	19,200	852,022
Daikin Industries Ltd	152,840	19,419,088
Sekisui Jushi Corp	88,600	1,409,294
TOTO Ltd	24,800	970,783
		22,651,187
Commercial Services & Supplies - 0.0%
Dai Nippon Printing Co Ltd	255,600	5,319,375
Japan Elevator Service Holdings Co Ltd	67,600	702,340
Secom Co Ltd	6,800	263,822
		6,285,537
Construction & Engineering - 0.2%
Kajima Corp	262,200	11,991,371
Obayashi Corp	303,700	8,587,963
Penta-Ocean Construction Co Ltd	43,000	587,458
Shimizu Corp	270,200	6,043,663
Taisei Corp	117,100	15,251,907
		42,462,362
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	96,800	8,622,214
Fujikura Ltd	58,300	9,991,992
Hirakawa Hewtech Corp	201,575	5,679,442
Idec Corp/Japan	10,800	228,566
Mitsubishi Electric Corp	1,645,070	62,616,338
NIDEC CORP	84,300	1,329,021
		88,467,573
Ground Transportation - 0.1%
Central Japan Railway Co	265,300	7,828,274
East Japan Railway Co	244,400	6,040,944
Hankyu Hanshin Holdings Inc	23,600	688,362
Seibu Holdings Inc	19,800	588,301
Tokyo Metro Co Ltd (b)	25,500	273,018
Tokyu Corp	87,000	1,112,813
West Japan Railway Co	30,300	650,762
		17,182,474
Industrial Conglomerates - 0.6%
Hikari Tsushin Inc	19,880	5,627,988
Hitachi Ltd	5,064,387	165,794,416
Sekisui Chemical Co Ltd	81,900	1,599,034
		173,021,438
Machinery - 1.1%
Daifuku Co Ltd	118,900	4,927,614
Ebara Corp	537,570	18,881,289
FANUC Corp	1,219,086	55,200,376
Fuji Corp/Aichi	900	35,102
Hirata Corp	25,800	504,716
Hitachi Construction Machinery Co Ltd (b)	165,100	7,429,051
Hoshizaki Corp	256,020	9,010,251
IHI Corp	461,300	12,710,748
Kawasaki Heavy Industries Ltd	177,962	20,802,973
Komatsu Ltd	337,100	16,180,929
Kubota Corp	268,675	5,464,168
Kurita Water Industries Ltd	27,500	1,534,323
Makita Corp	83,900	3,253,062
MINEBEA MITSUMI Inc	466,800	10,055,487
MISUMI Group Inc	487,662	9,830,372
Mitsubishi Heavy Industries Ltd	1,772,787	56,512,719
NSK Ltd	68,400	616,921
Organo Corp	10,300	1,144,335
OSG Corp	19,900	372,922
Rheon Automatic Machinery Co Ltd	311,000	3,226,203
Sansei Technologies Inc	2,800	47,604
SMC Corp	117,757	56,329,458
Sodick Co Ltd	5,500	53,568
Sumitomo Heavy Industries Ltd	171,530	6,780,359
THK Co Ltd	24,800	895,192
Tsubakimoto Chain Co	69,680	1,193,571
Yaskawa Electric Corp (b)	324,500	11,459,786
		314,453,099
Passenger Airlines - 0.0%
ANA Holdings Inc	15,300	333,403
Japan Airlines Co Ltd	46,500	961,176
		1,294,579
Professional Services - 0.1%
BayCurrent Inc (b)	46,600	1,344,303
Densan Co Ltd (b)	79,800	1,934,127
Recruit Holdings Co Ltd	599,321	26,079,627
		29,358,057
Trading Companies & Distributors - 0.5%
ITOCHU Corp	2,696,300	39,039,256
Marubeni Corp	642,828	24,730,962
Mitsubishi Corp	82,900	2,797,505
Mitsui & Co Ltd	856,523	32,206,340
MonotaRO Co Ltd	129,100	1,716,394
Ochi Holdings Co Ltd	4,900	50,109
Sumitomo Corp	730,770	31,030,801
Toyota Tsusho Corp	155,900	6,976,142
		138,547,509
TOTAL INDUSTRIALS		834,512,724
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.4%
Alps Alpine Co Ltd	25,900	388,836
Enplas Corp	2,800	255,498
Hirose Electric Co Ltd	54,490	8,142,184
Ibiden Co Ltd (b)	198,760	12,138,278
Keyence Corp	136,678	57,816,724
Kyocera Corp	510,500	9,033,822
Murata Manufacturing Co Ltd	109,200	2,855,573
Nagano Keiki Co Ltd	34,400	686,172
Seikoh Giken Co Ltd	3,200	443,428
Shimadzu Corp	383,400	10,701,762
TDK Corp	389,700	6,020,245
Yokogawa Electric Corp	43,900	1,755,550
		110,238,072
IT Services - 0.2%
BIPROGY Inc	22,000	668,741
Fujitsu Ltd	1,108,900	24,720,618
Fujitsu Ltd ADR	242	5,353
NEC Corp	443,260	12,301,661
Nomura Research Institute Ltd	396,613	10,881,540
Obic Co Ltd	121,500	3,267,698
Otsuka Corp	32,900	663,414
Suzuyo Shinwart Corp	14,700	284,276
TIS Inc	115,100	2,376,220
		55,169,521
Semiconductors & Semiconductor Equipment - 1.5%
Advantest Corp	480,803	82,666,158
Disco Corp	81,349	39,113,055
Kioxia Holdings Corp (c)	213,580	29,007,984
Kokusai Electric Corp	109,622	4,537,487
Lasertec Corp	217,400	46,872,103
Renesas Electronics Corp	6,072,160	114,513,694
SUMCO Corp	416,310	4,871,812
Tokyo Electron Ltd	311,806	87,734,351
Tokyo Electron Ltd ADR	654	92,456
Torex Semiconductor Ltd (b)	72,300	813,904
Ulvac Inc	42,100	2,825,267
		413,048,271
Software - 0.0%
Cybozu Inc (b)	46,900	670,322
Justsystems Corp	9,000	226,202
Oracle Corp Japan	4,000	241,591
Rakus Co Ltd	156,000	871,878
Sansan Inc (c)	351,946	2,645,821
Trend Micro Inc/Japan	11,000	366,279
		5,022,093
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	177,800	3,679,759
Canon Inc	350,800	10,697,081
FUJIFILM Holdings Corp	1,584,320	32,579,986
MCJ Co Ltd	82,900	1,216,705
Ricoh Co Ltd	152,300	1,433,618
Riso Kagaku Corp	162,100	1,335,912
Seiko Epson Corp	417,100	5,655,616
		56,598,677
TOTAL INFORMATION TECHNOLOGY		640,076,634
Materials - 0.4%
Chemicals - 0.4%
Asahi Kasei Corp	1,163,670	13,744,369
Ishihara Chemical Co Ltd	48,300	895,699
Kuraray Co Ltd	434,410	5,133,696
Mitsubishi Chemical Group Corp	765,600	5,689,359
Nippon Paint Holdings Co Ltd	94,600	700,874
Nippon Sanso Holdings Corp	70,400	2,701,676
Nitto Denko Corp	626,200	14,583,866
NOF Corp	73,300	1,472,900
Shin-Etsu Chemical Co Ltd	1,510,481	59,469,994
Sumitomo Bakelite Co Ltd	40,400	1,557,120
Tokyo Ohka Kogyo Co Ltd	40,600	2,397,029
Toray Industries Inc	645,214	5,536,367
		113,882,949
Metals & Mining - 0.0%
JFE Holdings Inc	49,600	698,907
JX Advanced Metals Corp	308,600	8,218,662
UACJ Corp	74,500	1,319,070
		10,236,639
TOTAL MATERIALS		124,119,588
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hulic Co Ltd	734,560	9,732,044
Mitsubishi Estate Co Ltd	425,750	14,389,322
Mitsui Fudosan Co Ltd	1,061,000	14,311,763
Sumitomo Realty & Development Co Ltd	783,600	26,533,966
TOTAL REAL ESTATE		64,967,095
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	66,200	1,118,064
Kansai Electric Power Co Inc/The	676,700	12,232,729
Okinawa Electric Power Co Inc/The	21,500	163,833
Tokyo Electric Power Co Holdings Inc (c)	453,600	2,034,396
		15,549,022
Gas Utilities - 0.1%
Osaka Gas Co Ltd	277,790	11,590,816
Tokyo Gas Co Ltd	160,770	7,881,760
		19,472,576
Independent Power and Renewable Electricity Producers - 0.0%
EF-ON INC	179,500	412,643
Electric Power Development Co Ltd	215,600	5,149,605
		5,562,248
TOTAL UTILITIES		40,583,846
TOTAL JAPAN		3,452,101,842
KOREA (SOUTH) - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	164,067	7,292,923
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	14,147	1,602,255
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	12,983	2,637,025
Financials - 0.1%
Banks - 0.0%
Shinhan Financial Group Co Ltd	143,151	9,617,271
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	51,648	19,008,278
TOTAL FINANCIALS		28,625,549
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(f)(g)	2,244	2,770,563
Industrials - 0.0%
Industrial Conglomerates - 0.0%
SK Square Co Ltd (c)	15,413	6,903,356
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	20,536	15,130,198
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	646,504	97,194,681
TOTAL INFORMATION TECHNOLOGY		112,324,879
TOTAL KOREA (SOUTH)		162,156,550
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (f)(g)	320,364	4,576,574
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	131,686	10,605,708
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	437,805	28,700,381
ArcelorMittal SA rights (c)(e)	473,946	70,673
TOTAL MATERIALS		28,771,054
TOTAL LUXEMBOURG		43,953,336
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	2,211,000	11,801,948
Galaxy Entertainment Group Ltd ADR (b)	3,612	96,007
Sands China Ltd	7,200,000	16,298,796

TOTAL MACAU		28,196,751
MEXICO - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Arca Continental SAB de CV	55,700	670,392
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	50,800	776,040
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	2,610	938,739
TOTAL INDUSTRIALS		1,714,779
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	22,047	1,259,774
Grupo Mexico SAB de CV Series B	275,301	3,501,288
TOTAL MATERIALS		4,761,062
TOTAL MEXICO		7,146,233
NETHERLANDS - 3.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	2,070,941	11,772,509
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken NV	424,731	39,338,094
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	300,556	14,834,071
Food Products - 0.0%
Magnum Ice Cream Co NV/The (United Kingdom)	241,545	3,824,838
TOTAL CONSUMER STAPLES		57,997,003
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (f)(g)	166,824	5,590,302
ING Groep NV	2,663,365	76,845,895
		82,436,197
Capital Markets - 0.1%
Euronext NV (f)	179,582	29,707,173
Financial Services - 0.0%
Adyen NV (c)(f)(g)	8,639	10,145,021
EXOR NV	29,400	2,582,847
		12,727,868
Insurance - 0.1%
ASR Nederland NV	81,106	5,888,093
NN Group NV	187,845	15,381,665
		21,269,758
TOTAL FINANCIALS		146,140,996
Health Care - 0.4%
Biotechnology - 0.2%
Argenx SE (c)	49,120	38,000,668
Argenx SE ADR (c)	18,591	14,257,810
		52,258,478
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV	1,737,976	55,694,033
TOTAL HEALTH CARE		107,952,511
Industrials - 0.1%
Professional Services - 0.1%
Arcadis NV	130,955	4,629,714
Wolters Kluwer NV	132,023	10,665,550
		15,295,264
Trading Companies & Distributors - 0.0%
IMCD NV	35,836	3,446,787
TOTAL INDUSTRIALS		18,742,051
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	64,192	54,171,547
ASML Holding NV	293,273	426,538,597
ASML Holding NV (Italy)	578	842,505
ASML Holding NV depository receipt	9,416	13,658,473
BE Semiconductor Industries NV	89,097	19,939,466
TOTAL INFORMATION TECHNOLOGY		515,150,588
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	213,007	14,963,500
TOTAL NETHERLANDS		872,719,158
NEW ZEALAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd (Australia)	33,103	811,800
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (c)	10,489	620,598
TOTAL NEW ZEALAND		1,432,398
NORWAY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	59,648	1,105,975
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	709,784	21,364,511
Equinor ASA	199,936	5,990,918
Equinor ASA ADR (b)	93,277	2,782,453
TOTAL ENERGY		30,137,882
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	857,568	27,192,742
Insurance - 0.0%
Gjensidige Forsikring ASA	24,983	705,219
Storebrand ASA A Shares	131,888	2,499,524
		3,204,743
TOTAL FINANCIALS		30,397,485
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	43,086	1,748,218
TOTAL NORWAY		63,389,560
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	3,375	1,169,033
PORTUGAL - 0.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Jeronimo Martins SGPS SA	1,061,460	27,918,963
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	628,144	13,523,156
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	711,402	749,472
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	2,366,965	12,630,375
TOTAL PORTUGAL		54,821,966
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(d)	3,670,010	1
Gazprom PJSC ADR (c)(d)	33,845	0
LUKOIL PJSC (c)(d)	35,755	0
Rosneft Oil Co PJSC (c)(d)	420,640	0
TOTAL ENERGY		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(d)	1,813,540	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (c)(d)	3,751	0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Al Babtain Power & Telecommunication Co	5,598	93,948
Electrical Equipment - 0.0%
Electrical Industries Co	190,002	746,149
TOTAL SAUDI ARABIA		840,097
SINGAPORE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	10,495,505	41,819,389
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (c)	191,381	20,755,269
Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	1,174,175	53,023,066
Oversea-Chinese Banking Corp Ltd	346,600	5,872,115
United Overseas Bank Ltd	1,333,810	38,917,209
		97,812,390
Capital Markets - 0.0%
Singapore Exchange Ltd	82,600	1,188,489
TOTAL FINANCIALS		99,000,879
Industrials - 0.0%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	152,700	1,203,588
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (c)	1,559,155	6,579,635
Industrial Conglomerates - 0.0%
Keppel Ltd	139,900	1,446,669
Passenger Airlines - 0.0%
Singapore Airlines Ltd	147,400	836,692
TOTAL INDUSTRIALS		10,066,584
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV (Italy)	28	940
TOTAL SINGAPORE		171,643,061
SOUTH AFRICA - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	157,439	2,047,829
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	61,084	1,621,340
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	20,300	138,975
Financials - 0.0%
Banks - 0.0%
Capitec Bank Holdings Ltd	5,295	1,577,800
Financial Services - 0.0%
FirstRand Ltd	385,396	2,401,632
TOTAL FINANCIALS		3,979,432
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	563,328	28,105,885
Anglo American PLC (South Africa)	26,531	1,333,862
Gold Fields Ltd	72,236	4,233,464
Valterra Platinum Ltd (United Kingdom)	15,200	1,765,745
TOTAL MATERIALS		35,438,956
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (c)(f)(g)	4,483	57,804
TOTAL SOUTH AFRICA		43,284,336
SPAIN - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	247,318	9,399,506
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	326,625	20,202,400
Specialty Retail - 0.1%
Industria de Diseno Textil SA	438,642	29,291,361
TOTAL CONSUMER DISCRETIONARY		49,493,761
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	110,326	2,496,742
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	1,872,225	43,363,733
Banco Bilbao Vizcaya Argentaria SA ADR	98	2,267
Banco de Sabadell SA	526,284	1,994,918
Banco Santander SA	12,472,435	157,303,136
Banco Santander SA (United Kingdom)	16,163	207,365
Bankinter SA	1,451,204	24,306,477
CaixaBank SA	7,132,510	87,910,160
		315,088,056
Insurance - 0.0%
Mapfre SA (b)	1,272,068	5,937,149
TOTAL FINANCIALS		321,025,205
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	27,459	344,896
Industrials - 0.0%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	17,585	2,277,316
Transportation Infrastructure - 0.0%
Aena SME SA (f)(g)	153,080	4,824,052
TOTAL INDUSTRIALS		7,101,368
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (b)	97,320	7,215,830
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	2,971,125	70,128,241
TOTAL SPAIN		467,205,549
SWEDEN - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,415,605	7,269,645
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	51,684	1,092,351
TOTAL COMMUNICATION SERVICES		8,361,996
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc depository receipt	39,858	4,750,676
Household Durables - 0.1%
Electrolux AB B Shares (c)	1,903,787	16,107,410
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	241,319	5,144,867
TOTAL CONSUMER DISCRETIONARY		26,002,953
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	262,900	8,366,694
Financials - 0.3%
Banks - 0.1%
Skandinaviska Enskilda Banken AB A Shares	989,613	21,134,896
Swedbank AB A1 Shares	170,846	6,582,064
		27,716,960
Capital Markets - 0.0%
EQT AB	324,850	10,079,145
Financial Services - 0.2%
Investor AB B Shares	840,540	35,171,472
L E Lundbergforetagen AB B Shares	1,920	126,120
		35,297,592
TOTAL FINANCIALS		73,093,697
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	72,161	3,160,580
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	198,700	3,393,985
TOTAL HEALTH CARE		6,554,565
Industrials - 0.6%
Building Products - 0.2%
Assa Abloy AB B Shares	1,481,912	63,077,751
Construction & Engineering - 0.0%
Sweco AB B Shares	30,984	496,288
Machinery - 0.4%
Alfa Laval AB	27,536	1,631,858
Atlas Copco AB A Shares	1,884,483	40,543,265
Indutrade AB	534,810	13,909,942
Sandvik AB	682,110	30,061,415
Trelleborg AB B Shares	19,252	844,071
Volvo AB B Shares	411,998	16,030,191
		103,020,742
Trading Companies & Distributors - 0.0%
Beijer Ref AB B Shares	87,914	1,379,438
TOTAL INDUSTRIALS		167,974,219
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	884,167	10,220,959
Telefonaktiebolaget LM Ericsson Class B ADR (b)	1,856,849	21,539,448
		31,760,407
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	1,920,353	21,846,391
TOTAL INFORMATION TECHNOLOGY		53,606,798
Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (c)	97,600	7,756,019
Paper & Forest Products - 0.1%
Svenska Cellulosa AB SCA B Shares	845,715	11,508,717
TOTAL MATERIALS		19,264,736
TOTAL SWEDEN		363,225,658
SWITZERLAND - 1.7%
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Garrett Motion Inc	81,885	1,667,178
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	394,591	80,440,424
Swatch Group AG/The	24,176	6,185,227
		86,625,651
TOTAL CONSUMER DISCRETIONARY		88,292,829
Consumer Staples - 0.0%
Food Products - 0.0%
Chocoladefabriken Lindt & Spruengli AG	297	4,890,447
Financials - 0.7%
Capital Markets - 0.5%
Julius Baer Group Ltd	214,718	18,320,220
Partners Group Holding AG	2,710	3,022,116
UBS Group AG	2,610,389	108,679,914
UBS Group AG (United States) (b)	291,890	12,093,003
		142,115,253
Insurance - 0.2%
Swiss Life Holding AG	3,040	3,485,018
Zurich Insurance Group AG	69,964	52,775,590
		56,260,608
TOTAL FINANCIALS		198,375,861
Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	16,743	4,396,712
Straumann Holding AG	4,153	497,220
		4,893,932
Health Care Providers & Services - 0.0%
Galenica AG (f)(g)	11,233	1,404,033
Life Sciences Tools & Services - 0.1%
Lonza Group AG	48,502	33,735,227
Pharmaceuticals - 0.3%
Galderma Group AG	140,566	26,526,213
Sandoz Group AG	362,327	32,054,995
		58,581,208
TOTAL HEALTH CARE		98,614,400
Industrials - 0.2%
Building Products - 0.0%
Geberit AG	1,048	883,272
Electrical Equipment - 0.2%
ABB Ltd	287,680	26,793,440
ABB Ltd (Sweden)	32,158	3,005,061
		29,798,501
Machinery - 0.0%
Schindler Holding AG	98	35,880
Schindler Holding AG participation certificate	23,115	8,826,903
VAT Group AG (f)(g)	5,897	4,173,958
		13,036,741
Professional Services - 0.0%
SGS SA	8,868	1,118,809
TOTAL INDUSTRIALS		44,837,323
Information Technology - 0.1%
Software - 0.0%
Temenos AG	5,332	495,855
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	117,270	10,804,977
Logitech International SA (United States) (b)	81,580	7,501,281
		18,306,258
TOTAL INFORMATION TECHNOLOGY		18,802,113
Materials - 0.0%
Chemicals - 0.0%
DSM-Firmenich AG	24,130	1,723,358
Givaudan SA	413	1,660,917
Sika AG	67,089	13,857,445
TOTAL MATERIALS		17,241,720
TOTAL SWITZERLAND		471,054,693
TAIWAN - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.0%
Accton Technology Corp	77,000	3,436,842
Electronic Equipment, Instruments & Components - 0.0%
Hon Hai Precision Industry Co Ltd	822,000	6,368,233
Semiconductors & Semiconductor Equipment - 0.6%
ASE Technology Holding Co Ltd	236,000	2,829,647
Taiwan Semiconductor Manufacturing Co Ltd	1,005,645	62,440,340
Taiwan Semiconductor Manufacturing Co Ltd ADR	221,240	82,872,080
		148,142,067
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	38,000	2,138,303
TOTAL TAIWAN		160,085,445
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	246,200	3,010,167
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)(c)	4,216	2,300,376
TOTAL THAILAND		5,310,543
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC	278,466	2,501,839
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC	392,198	1,153,194
Emaar Development PJSC	207,876	1,095,111
Emaar Properties PJSC	415,752	1,833,676
TOTAL REAL ESTATE		4,081,981
TOTAL UNITED ARAB EMIRATES		6,583,820
UNITED KINGDOM - 8.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	6,830,762	19,957,473
Zegona Communications plc	39,634	900,005
		20,857,478
Interactive Media & Services - 0.0%
Autotrader Group PLC (f)(g)	59,913	396,861
Media - 0.0%
Informa PLC	423,218	4,780,671
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,799,365	7,390,210
Vodafone Group PLC ADR	1,486,337	22,830,137
		30,220,347
TOTAL COMMUNICATION SERVICES		56,255,357
Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
Next PLC	128,993	23,502,819
Distributors - 0.0%
Inchcape PLC	964,713	11,551,348
Diversified Consumer Services - 0.0%
Pearson PLC	473,700	6,096,191
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	1,583,486	48,491,851
InterContinental Hotels Group PLC	156,353	21,498,538
Trainline PLC (c)(f)(g)	210,835	554,909
		70,545,298
Household Durables - 0.1%
Barratt Redrow PLC	1,951,925	9,556,342
Berkeley Group Holdings PLC	225,584	13,145,318
Persimmon PLC	372,762	7,565,432
		30,267,092
Leisure Products - 0.0%
Games Workshop Group PLC	25,763	6,211,320
Specialty Retail - 0.1%
JD Sports Fashion PLC	472,700	522,240
Kingfisher PLC	2,237,286	11,253,617
WH Smith PLC	1,332,776	12,348,295
		24,124,152
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (c)	437,967	6,864,331
TOTAL CONSUMER DISCRETIONARY		179,162,551
Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	22,279	2,460,270
Diageo PLC	3,122,639	70,029,965
		72,490,235
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	949,579	4,466,153
Marks & Spencer Group PLC	1,743,891	9,323,004
Tesco PLC	6,955,902	45,029,254
		58,818,411
Food Products - 0.0%
Associated British Foods PLC	52,886	1,409,043
Household Products - 0.3%
Reckitt Benckiser Group PLC	972,115	85,642,290
Personal Care Products - 0.3%
Unilever PLC	957,245	70,526,007
Tobacco - 0.6%
British American Tobacco PLC	2,043,007	127,576,374
Imperial Brands PLC	869,793	38,957,042
		166,533,416
TOTAL CONSUMER STAPLES		455,419,402
Financials - 2.4%
Banks - 1.7%
Barclays PLC	16,526,179	100,309,183
Barclays PLC ADR	4,819	117,005
HSBC Holdings PLC	4,608,676	86,140,810
Lloyds Banking Group PLC	76,958,872	105,127,077
Lloyds Banking Group PLC ADR (b)	996,726	5,531,829
NatWest Group PLC	13,241,987	109,940,484
Shawbrook Group PLC (f)(g)	1,210,114	6,425,391
Standard Chartered PLC	2,571,526	63,432,872
		477,024,651
Capital Markets - 0.3%
3i Group PLC	626,985	28,011,104
AJ Bell PLC	218,151	1,277,098
Bridgepoint Group PLC (f)(g)	888,285	3,016,685
ICG PLC	214,254	4,847,935
London Stock Exchange Group PLC	431,727	51,548,976
London Stock Exchange Group PLC ADR	348	10,423
Quilter PLC (f)(g)	401,539	1,060,622
St James's Place PLC	82,600	1,502,765
		91,275,608
Financial Services - 0.0%
Klarna Group PLC (b)	41,392	561,276
M&G PLC	112,846	483,147
Paragon Banking Group PLC	163,887	1,889,477
Wise PLC Class A (c)	681,649	7,898,175
		10,832,075
Insurance - 0.4%
Admiral Group PLC	349,515	13,961,148
Aviva PLC	4,582,321	42,363,004
Beazley PLC	686,973	11,729,875
Hiscox Ltd	1,048,149	21,866,088
Legal & General Group PLC	2,651,920	9,695,882
		99,615,997
TOTAL FINANCIALS		678,748,331
Health Care - 1.1%
Health Care Equipment & Supplies - 0.1%
Convatec Group PLC (f)(g)	995,000	3,438,097
Smith & Nephew PLC	2,022,235	37,330,535
Smith & Nephew PLC ADR	11,392	420,365
		41,188,997
Pharmaceuticals - 1.0%
Astrazeneca PLC	1,034,859	216,753,042
Astrazeneca PLC (Sweden)	52,648	10,984,371
Astrazeneca PLC (United States)	172,372	35,930,943
Hikma Pharmaceuticals PLC	165,081	2,923,274
		266,591,630
TOTAL HEALTH CARE		307,780,627
Industrials - 1.5%
Aerospace & Defense - 0.9%
Babcock International Group PLC	690,354	12,578,407
BAE Systems PLC	2,214,585	63,238,695
Melrose Industries PLC	1,377,035	10,499,897
Rolls-Royce Holdings PLC	8,032,660	144,443,933
		230,760,932
Construction & Engineering - 0.0%
Costain Group PLC	24,639	61,960
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,814,300	14,938,582
DCC PLC	142,610	9,964,967
Smiths Group PLC	328,864	12,170,095
		37,073,644
Machinery - 0.1%
IMI PLC	515,478	20,006,897
Rotork PLC	327,232	1,701,356
Spirax Group PLC	104,624	11,145,776
Weir Group PLC/The	126,383	5,998,672
		38,852,701
Passenger Airlines - 0.0%
easyJet PLC	606,290	3,791,190
International Consolidated Airlines Group SA	67,386	384,774
International Consolidated Airlines Group SA (Spain)	52,951	301,947
		4,477,911
Professional Services - 0.3%
Intertek Group PLC	50,734	3,228,510
RELX PLC	1,103,017	38,532,104
RELX PLC (Netherlands)	1,168,860	40,632,698
		82,393,312
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	97,700	7,012,499
Bunzl PLC	264,915	7,816,539
Diploma PLC	155,936	11,925,851
		26,754,889
TOTAL INDUSTRIALS		420,375,349
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	376,388	21,222,892
Software - 0.0%
Sage Group PLC/The	579,253	6,415,220
Sage Group PLC/The ADR	1,754	77,456
		6,492,676
TOTAL INFORMATION TECHNOLOGY		27,715,568
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	187,830	7,831,814
Metals & Mining - 0.0%
Hill & Smith PLC	19,586	628,203
TOTAL MATERIALS		8,460,017
Real Estate - 0.1%
Industrial REITs - 0.1%
Segro PLC	1,914,795	21,706,943
Utilities - 0.6%
Electric Utilities - 0.2%
SSE PLC	1,857,527	67,141,037
Multi-Utilities - 0.4%
National Grid PLC	4,903,586	91,729,582
TOTAL UTILITIES		158,870,619
TOTAL UNITED KINGDOM		2,314,494,764
UNITED STATES - 5.4%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (b)(c)	59,910	30,850,055
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Carnival Corp	1,098,142	34,646,381
Carnival PLC ADR	25,247	794,523
		35,440,904
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite Group SA (f)(g)	320,100	787,218
TOTAL CONSUMER DISCRETIONARY		36,228,122
Consumer Staples - 0.3%
Food Products - 0.3%
Nestle SA	626,207	68,419,655
Tobacco - 0.0%
Philip Morris International Inc	32,769	6,122,232
TOTAL CONSUMER STAPLES		74,541,887
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	610,652	16,691,506
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	8,710,448	56,455,978
Shell PLC	3,559,673	149,089,338
Shell PLC ADR	433,816	36,227,974
Shell PLC rights (c)(e)	3,154,910	1,173,627
		242,946,917
TOTAL ENERGY		259,638,423
Financials - 0.1%
Capital Markets - 0.0%
Moody's Corp	3,122	1,491,036
S&P Global Inc	3,509	1,550,557
		3,041,593
Financial Services - 0.0%
Mastercard Inc Class A	13,202	6,828,207
Visa Inc Class A	5,288	1,692,900
		8,521,107
Insurance - 0.1%
Aegon Ltd	128,566	978,432
Aon PLC	13,923	4,670,749
Willis Towers Watson PLC	69,943	21,344,505
		26,993,686
TOTAL FINANCIALS		38,556,386
Health Care - 2.5%
Health Care Equipment & Supplies - 0.2%
Alcon AG	554,368	48,208,422
Alcon AG (United States)	59,019	5,145,276
Boston Scientific Corp (c)	184	14,140
		53,367,838
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc	129,332	15,698,318
QIAGEN NV (Germany)	276,242	13,696,061
Waters Corp (c)	35,718	11,407,615
		40,801,994
Pharmaceuticals - 2.2%
GSK PLC	3,914,906	116,324,656
Haleon PLC	8,297,562	45,544,803
Haleon PLC ADR	14,209	157,294
Novartis AG	510,066	85,763,438
Roche Holding AG ADR (b)	38,664	2,302,441
Roche Holding AG non-voting shares	624,588	297,242,339
Sanofi SA	643,590	62,943,978
		610,278,949
TOTAL HEALTH CARE		704,448,781
Industrials - 0.8%
Aerospace & Defense - 0.0%
Cirrus Aircraft Ltd	24,400	193,368
HEICO Corp	4,800	1,533,408
TransDigm Group Inc	450	586,256
		2,313,032
Commercial Services & Supplies - 0.1%
Waste Connections Inc	96,528	16,610,841
Construction & Engineering - 0.1%
Ferrovial SE	230,709	17,217,779
Electrical Equipment - 0.5%
Schneider Electric SE	468,718	153,181,651
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	281	688,768
AP Moller - Maersk A/S Series B	404	1,003,073
		1,691,841
Professional Services - 0.1%
Experian PLC	704,328	26,510,341
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	12,100	3,153,690
TOTAL INDUSTRIALS		220,679,175
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc	20,829	6,655,906
Software - 0.1%
Cadence Design Systems Inc (c)	14,298	4,309,417
Palo Alto Networks Inc (c)	34,661	5,161,716
Synopsys Inc (c)	4,700	1,945,800
		11,416,933
TOTAL INFORMATION TECHNOLOGY		18,072,839
Materials - 0.5%
Chemicals - 0.1%
Linde PLC	44,538	22,628,867
Construction Materials - 0.3%
Amrize Ltd	46,830	2,996,121
CRH PLC	385,533	46,256,250
CRH PLC (United Kingdom)	15,761	1,873,396
Holcim AG	369,354	33,955,183
James Hardie Industries PLC depository receipt (c)	134,270	3,269,832
		88,350,782
Containers & Packaging - 0.1%
Smurfit Westrock PLC (b)	714,643	33,595,367
Metals & Mining - 0.0%
Royal Gold Inc	480	143,899
TOTAL MATERIALS		144,718,915
TOTAL UNITED STATES		1,527,734,583
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	156,213	4,677,057
TOTAL COMMON STOCKS (Cost $10,206,354,384)		16,616,688,405

International Equity Funds - 37.6%
	Shares	Value ($)
Artisan International Value Fund Investor Class	17,655,016	1,025,932,962
Brandes International Small Cap Equity Fund Class A	1,293,188	36,390,321
Fidelity Advisor International Discovery Fund - Class Z (h)	17,252,464	1,058,783,740
Fidelity Advisor International Growth Fund - Class Z (h)	12,319,508	303,552,685
Fidelity Advisor International Small Cap Fund - Class Z (h)	1,123,920	45,271,492
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (h)	3,060,265	70,998,150
Fidelity Advisor Japan Fund - Class Z (h)	15,737,535	364,638,687
Fidelity Diversified International Fund (h)	12,764,141	678,414,090
Fidelity Japan Smaller Companies Fund (h)	5,949,751	117,269,586
Fidelity SAI International Index Fund (h)	7,362,756	141,438,550
Fidelity SAI International Low Volatility Index Fund (h)	99,624,192	1,430,603,395
Fidelity SAI International Momentum Index Fund (h)	5,147,037	103,815,738
Fidelity SAI International Quality Index Fund (h)	18,508,279	277,809,271
Fidelity SAI International Small Cap Index Fund (h)	12,337,588	142,005,635
Fidelity SAI International Value Index Fund (h)	139,817,696	1,996,596,694
Fidelity SAI Japan Stock Index Fund (h)	36,962,866	502,325,349
iShares MSCI Australia ETF (b)	5,157,569	155,191,251
iShares MSCI Eurozone ETF (b)	13,894,645	952,894,754
iShares MSCI India ETF (b)	97,921	5,118,331
JOHCM International Select Fund Investor Shares	4,427,184	137,906,786
Oakmark International Fund Investor Class	5,367,091	183,232,502
Oakmark International Small Cap Fund Investor Class	1,062,677	24,122,758
Oberweis International Opportunities Fund Investor Class	709,999	18,928,563
T. Rowe Price International Discovery Fund	683,034	56,623,533
Transamerica International Small Cap Value Class I	4,783,191	92,650,401
Victory Trivalent International Small-Cap Fund Class I	4,830,053	110,608,203
WCM Focused International Growth Fund Investor Class	14,761,322	395,308,216
WCM International Small Cap Growth Fund Institutional Class	122,636	3,247,406
WisdomTree Europe Hedged Equity ETF	419,228	23,522,883
WisdomTree Japan Hedged Equity Fund (b)	465,136	78,877,763
WisdomTree Japan SmallCap Dividend ETF (b)	384,316	43,381,590
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,902,336,646)		10,577,461,285

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	36,714	1,552,346
Volkswagen AG	100,485	11,947,730
TOTAL CONSUMER DISCRETIONARY		13,500,076
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	76,900	7,558,154
TOTAL GERMANY		21,058,230
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $18,086,700)		21,058,230

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/12/2026 (j)	3.58	3,720,000	3,716,248
US Treasury Bills 0% 5/14/2026 (j)	3.63	9,110,000	9,043,682
US Treasury Bills 0% 5/21/2026 (j)	3.62	770,000	763,865
US Treasury Bills 0% 5/28/2026 (j)	3.63	5,060,000	5,016,184
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,537,937)			18,539,979

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	47,246,805	47,256,254
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	371,603,144	371,640,304
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	3.63	634,652,313	634,652,313
TOTAL MONEY MARKET FUNDS (Cost $1,053,548,871)			1,053,548,871

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $18,198,864,538)	28,287,296,770
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(144,742,258)
NET ASSETS - 100.0%	28,142,554,512

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3,964	3/2026	627,322,820	33,856,471

The notional amount of long futures as a percentage of Net Assets is 2.2%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,166,419 or 0.7% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $172,995,698 or 0.6% of net assets.

(h)	Affiliated fund.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,117,406.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,410,217	916,860,830	878,015,694	1,754,085	901	-	47,256,254	47,246,805	0.1%
Fidelity Securities Lending Cash Central Fund	213,999,375	3,688,439,402	3,530,791,191	1,550,085	(7,282)	-	371,640,304	371,603,144	1.0%
Total	222,409,592	4,605,300,232	4,408,806,885	3,304,170	(6,381)	-	418,896,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund - Class Z	959,771,179	-	101,000,000	71,774,612	30,131,821	169,880,740	1,058,783,740	17,252,464
Fidelity Advisor International Growth Fund - Class Z	135,861,684	138,826,881	-	9,826,880	-	28,864,120	303,552,685	12,319,508
Fidelity Advisor International Small Cap Fund - Class Z	34,409,016	1,476,682	-	1,476,684	-	9,385,794	45,271,492	1,123,920
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	54,950,005	7,178,648	-	7,178,647	-	8,869,497	70,998,150	3,060,265
Fidelity Advisor Japan Fund - Class Z	272,476,835	-	12,999,999	32,269,997	3,049,364	102,112,487	364,638,687	15,737,535
Fidelity Diversified International Fund	580,302,211	61,947,215	70,000,000	61,947,214	4,772,269	101,392,395	678,414,090	12,764,141
Fidelity Japan Smaller Companies Fund	93,232,593	-	-	17,587,463	-	24,036,993	117,269,586	5,949,751
Fidelity SAI International Index Fund	1,027,770,245	69,119,315	1,013,321,149	4,075,948	96,644,641	(38,774,502)	141,438,550	7,362,756
Fidelity SAI International Low Volatility Index Fund	1,218,600,717	33,547,099	129,000,000	33,547,101	16,378,246	291,077,333	1,430,603,395	99,624,192
Fidelity SAI International Momentum Index Fund	155,840,688	2,381,712	82,000,000	2,381,711	2,559,144	25,034,194	103,815,738	5,147,037
Fidelity SAI International Quality Index Fund	550,817,550	5,203,961	312,415,659	5,203,962	(3,231,793)	37,435,212	277,809,271	18,508,279
Fidelity SAI International Small Cap Index Fund	100,102,796	4,565,258	-	4,565,258	-	37,337,581	142,005,635	12,337,588
Fidelity SAI International Value Index Fund	683,842,608	937,076,007	15,000,000	114,642,508	671,860	390,006,219	1,996,596,694	139,817,696
Fidelity SAI Japan Stock Index Fund	570,164,196	26,479,788	262,000,000	26,479,788	36,747,735	130,933,630	502,325,349	36,962,866
	6,438,142,323	1,287,802,566	1,997,736,807	392,957,773	187,723,287	1,317,591,693	7,233,523,062

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	546,679,330	192,121,623	354,557,707	-
Consumer Discretionary	1,317,353,364	524,706,795	792,646,569	-
Consumer Staples	1,055,023,014	348,526,689	706,496,325	-
Energy	580,975,433	336,133,828	244,841,604	1
Financials	4,156,459,218	1,533,814,506	2,622,644,712	-
Health Care	1,793,728,154	697,671,956	1,096,056,198	-
Industrials	3,185,503,509	1,173,724,224	2,011,779,285	-
Information Technology	1,942,798,979	736,377,798	1,206,421,181	-
Materials	1,283,000,182	781,173,707	501,826,475	-
Real Estate	230,967,995	227,865,457	3,102,538	-
Utilities	524,199,227	134,807,241	389,391,986	-

International Equity Funds	10,577,461,285	10,577,461,285	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	13,500,076	-	13,500,076	-
Consumer Staples	7,558,154	7,558,154	-	-

U.S. Treasury Obligations	18,539,979	-	18,539,979	-

Money Market Funds	1,053,548,871	1,053,548,871	-	-
Total Investments in Securities:	28,287,296,770	18,325,492,134	9,961,804,635	1
Derivative Instruments:

Assets
Futures Contracts	33,856,471	33,856,471	-	-
Total Assets	33,856,471	33,856,471	-	-
Total Derivative Instruments:	33,856,471	33,856,471	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	33,856,471	-
Total Equity Risk	33,856,471	-
Total Value of Derivatives	33,856,471	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $358,658,271) - See accompanying schedule:
Unaffiliated issuers (cost $12,844,983,379)	$20,634,877,150
Fidelity Central Funds (cost $418,896,558)	418,896,558
Other affiliated issuers (cost $4,934,984,601)	7,233,523,062

Total Investment in Securities (cost $18,198,864,538)		$28,287,296,770
Segregated cash with brokers for derivative instruments		573,194
Foreign currency held at value (cost $57,013,721)		57,013,552
Receivable for investments sold		190,213,036
Receivable for fund shares sold		17,481,458
Dividends receivable		19,477,186
Reclaims receivable		54,222,693
Interest receivable		470
Distributions receivable from Fidelity Central Funds		256,847
Other receivables		640,226
Total assets		28,627,175,432
Liabilities
Payable to custodian bank	$93,931
Payable for investments purchased
Regular delivery	78,838,827
Delayed delivery	1,244,300
Payable for fund shares redeemed	24,107,817
Accrued management fee	4,082,731
Payable for daily variation margin on futures contracts	1,617,739
Other payables and accrued expenses	2,906,840
Collateral on securities loaned	371,728,735
Total liabilities		484,620,920
Net Assets		$28,142,554,512
Net Assets consist of:
Paid in capital		$17,331,448,646
Total accumulated earnings (loss)		10,811,105,866
Net Assets		$28,142,554,512
Net Asset Value, offering price and redemption price per share ($28,142,554,512 ÷ 1,819,612,058 shares)		$15.47
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends:
Unaffiliated issuers		$522,899,114
Affiliated issuers		205,148,347
Interest		192,182
Income from Fidelity Central Funds (including $1,550,085 from security lending)		3,304,170
Security lending		1,103
Income before foreign taxes withheld		$731,544,916
Less foreign taxes withheld		(19,663,272)
Total income		711,881,644
Expenses
Management fee	$108,945,810
Custodian fees and expenses	1,026,445
Independent trustees' fees and expenses	116,200
Registration fees	213,248
Audit fees	131,427
Legal	61,775
Miscellaneous	112,770
Total expenses before reductions	110,607,675
Expense reductions	(64,093,309)
Total expenses after reductions		46,514,366
Net Investment income (loss)		665,367,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $646,951)	1,488,505,795
Fidelity Central Funds	(6,381)
Other affiliated issuers	187,723,287
Foreign currency transactions	2,763,680
Futures contracts	100,424,822
Capital gain distributions from underlying funds:
Unaffiliated issuers	84,872,119
Affiliated issuers	187,809,426
Total net realized gain (loss)		2,052,092,748
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $515,107)	3,494,625,249
Affiliated issuers	1,317,591,693
Assets and liabilities in foreign currencies	5,560,518
Futures contracts	27,693,717
Total change in net unrealized appreciation (depreciation)		4,845,471,177
Net gain (loss)		6,897,563,925
Net increase (decrease) in net assets resulting from operations		$7,562,931,203
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$665,367,278	$562,862,909
Net realized gain (loss)	2,052,092,748	556,498,261
Change in net unrealized appreciation (depreciation)	4,845,471,177	926,118,130
Net increase (decrease) in net assets resulting from operations	7,562,931,203	2,045,479,300
Distributions to shareholders	(1,857,022,856)	(874,745,180)

Share transactions
Proceeds from sales of shares	4,321,074,232	7,420,588,766
Reinvestment of distributions	1,848,393,499	870,867,403
Cost of shares redeemed	(8,113,383,609)	(4,461,634,206)

Net increase (decrease) in net assets resulting from share transactions	(1,943,915,878)	3,829,821,963
Total increase (decrease) in net assets	3,761,992,469	5,000,556,083

Net Assets
Beginning of period	24,380,562,043	19,380,005,960
End of period	$28,142,554,512	$24,380,562,043

Other Information
Shares
Sold	313,350,883	606,164,506
Issued in reinvestment of distributions	133,448,654	75,204,053
Redeemed	(592,886,962)	(363,411,874)
Net increase (decrease)	(146,087,425)	317,956,685

Financial Highlights
Strategic Advisers® International Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.76	$10.48	$11.55	$12.55
Income from Investment Operations
Net investment income (loss) B,C	.36	.31	.29	.22	.24
Net realized and unrealized gain (loss)	3.74	.78	1.27	(.83)	(.12)
Total from investment operations	4.10	1.09	1.56	(.61)	.12
Distributions from net investment income	(.41)	(.29)	(.28)	(.23)	(.26)
Distributions from net realized gain	(.62)	(.16)	-	(.22)	(.86)
Total distributions	(1.03)	(.45)	(.28)	(.46) D	(1.12)
Net asset value, end of period	$15.47	$12.40	$11.76	$10.48	$11.55
Total Return E	34.10%	9.56%	14.97%	(5.30)%	.30%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.44%	.42%	.41%	.41%	.41%
Expenses net of fee waivers, if any	.18%	.17%	.16%	.16%	.16%
Expenses net of all reductions, if any	.18%	.16%	.16%	.16%	.16%
Net investment income (loss)	2.62%	2.51%	2.66%	2.16%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$28,142,555	$24,380,562	$19,380,006	$15,546,881	$22,658,482
Portfolio turnover rate H	45%	33%	27%	25%	29%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency contracts, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,201,615,983
Gross unrealized depreciation	(306,052,311)
Net unrealized appreciation (depreciation)	$9,895,563,672
Tax Cost	$18,391,733,098

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$40,224,444
Undistributed long-term capital gain	$872,700,274
Net unrealized appreciation (depreciation) on securities and other investments	$9,899,816,637

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$743,882,333	$ 563,140,141
Long-term Capital Gains	1,113,140,523	311,605,039
Total	$1,857,022,856	$ 874,745,180

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	10,985,100,358	14,152,444,739
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .43% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers International Fund	$316,831

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers International Fund	728

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers International Fund	220,437,436	78,960,875	4,867,702

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Overseas Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $290,265,042 on the Fund's redemptions of Fidelity Overseas Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Fidelity Overseas Fund	829,303,289	290,265,042	12,202,990

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Strategic Advisers International Fund	134,230
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers International Fund	32,327

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers International Fund	168,588	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
Strategic Advisers International Fund	821,801
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $63,518,099. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $549,095.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $26,115.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers International Fund
Fidelity Japan Fund	36%
Fidelity Japan Smaller Companies Fund	27%
Fidelity SAI International Low Volatility Index Fund	19%
Fidelity SAI International Value Index Fund	15%
Fidelity SAI International Quality Index Fund	16%
Fidelity SAI International Small Cap Index Fund	13%
Fidelity SAI Japan Stock Index Fund	76%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers International Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026, $1,875,333,003, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,647,401 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 75.59%, and 74.11% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.0403 and $.0185 for the dividend paid April 14, 2025.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers International Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Arrowstreet Capital, Limited Partnership, Causeway Capital Management LLC, FIAM LLC, Fidelity Diversifying Solutions LLC, FIL Investment Advisors, Geode Capital Management, LLC, J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company, Thompson, Siegel & Walmsley, LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, FIL Investment Advisors (UK) Limited, and T. Rowe Price International Ltd. (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.  Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers International Fund
In December 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, Massachusetts Financial Services Company (the Sub-Adviser) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2025 meeting and in materials provided at its June 2025 meeting related to the annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2025 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement will result in a slight decrease the fund's management fee at current asset levels.  Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints with respect to the mandate that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912865.115
SIT-ANN-0426
Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Income Opportunities Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Sculptor Clo Xxviii Ltd Series 2025-28A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.7276% 1/20/2035 (d)(g)(h) (Cost $1,000,000)	1,000,000	1,000,005

Bank Loan Obligations - 2.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Xplore Inc /NB 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 6% 10/24/2031 (f)(g)(h)	375,657	237,604
Xplore Inc /NB Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 5.2875% 10/24/2029 (f)(g)(h)	110,437	99,393

TOTAL CANADA		336,997
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(f)(g)(h)	65,635	65,634
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (f)(g)(h)	84,001	83,956
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (f)(g)(h)	34,097	33,918
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (f)(g)(h)	895,512	896,408

TOTAL FRANCE		930,326
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (f)(g)(h)	439,967	323,375
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (f)(g)(h)	459,164	192,849
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (f)(g)(h)(i)	170,000	152,150
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(h)	268,887	240,401

TOTAL SWITZERLAND		392,551
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.173% 9/27/2029 (f)(g)(h)	171,631	171,283
UNITED STATES - 2.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/30/2027 (f)(g)(h)(i)	171,903	171,652
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (f)(g)(h)	60,829	43,189
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (f)(g)(h)	595,000	538,475
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/29/2032 (f)(g)(h)	227,000	227,341
Zayo Group Holdings Inc Tranche EXCH TL 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2875% 3/11/2030 (f)(g)(h)	329,945	317,159
		1,297,816
Interactive Media & Services - 0.0%
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (f)(i)	574,030	86,105
Media - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (f)(g)(h)	325,647	307,247
CSC Holdings LLC Tranche B-5 1LN, term loan Prime Rate FEDERAL RESERVE STATISTICAL RELEASE + 1.5%, 8.25% 4/15/2027 (f)(g)(h)	1,274,011	1,098,835
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1317% 11/30/2029 (f)(g)(h)	427,646	413,961
Radiate Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 6/26/2029 (f)(g)(h)	138,424	138,078
Radiate Holdco LLC Tranche FIFO 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2875% 9/25/2029 (f)(g)(h)	3,279,814	2,839,762
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (f)(g)(h)	490,547	363,005
		5,160,888
TOTAL COMMUNICATION SERVICES		6,544,809
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/6/2030 (f)(g)(h)	272,715	271,693
First Brands Group LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 0% 3/30/2028 (f)(g)(h)(i)(k)	537,263	263
Hertz Corp/The Tranche B-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (f)(g)(h)(i)	240	184
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5172% 11/17/2028 (f)(g)(h)	502,102	493,420
		765,560
Broadline Retail - 0.0%
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (f)(g)(h)	62,105	18,632
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 6/20/2031 (f)(g)(h)	198,496	194,403
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (f)(g)(h)	310,000	308,838
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (f)(g)(h)	527,189	514,009
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (f)(g)(h)	544,690	505,815
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (f)(g)(h)	441,190	399,277
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(j)	18,810	17,023
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (f)(g)(h)	1,300,144	1,249,438
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (f)(g)(h)	139,349	134,820
		2,820,382
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (f)(g)(h)	524,611	485,386
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (f)(g)(h)	425,000	424,894
		910,280
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (f)(g)(h)	629,665	518,215
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (f)(g)(h)(i)	150,000	142,734
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (f)(g)	63,330	18,999
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (f)(g)(h)	172,392	158,601
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (f)(g)	71,910	66,157
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (b)(f)(g)(h)	149,141	15,163
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (f)(g)(h)	188,245	168,008
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 10/31/2029 (f)(g)(h)	40,000	39,492
		1,127,369
TOTAL CONSUMER DISCRETIONARY		6,145,464
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	264,338	259,051
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(f)(g)(h)(k)	4,468	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(f)(g)(h)(k)	1,292	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (b)(f)(g)(h)	11,315	11,315
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (b)(f)(g)(h)	15,080	7,464
		18,779
TOTAL CONSUMER STAPLES		277,830
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4172% 2/11/2030 (f)(g)(h)	99,250	99,126
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (f)(g)(h)(k)	2,623,543	1,245,186
TOTAL ENERGY		1,344,312
Financials - 0.2%
Capital Markets - 0.0%
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/15/2031 (f)(g)(h)	75,000	70,594
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7719% 11/17/2028 (f)(g)(h)	40,000	39,383
		109,977
Financial Services - 0.0%
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4168% 12/31/2030 (f)(g)(h)	197,930	194,862
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4.6%, 8.5285% 12/31/2030 (f)(g)(h)	99,498	81,439
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (f)(g)(h)	1,525	1,521
		277,822
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (f)(g)(h)	296,258	286,407
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (f)(g)(h)	575,000	564,460
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0375% 1/20/2029 (f)(g)(h)	1,996,170	1,994,933
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4219% 5/6/2032 (f)(g)(h)	1,160,000	1,149,363
		3,995,163
TOTAL FINANCIALS		4,382,962
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Hopper Merger Sub Inc 2LN, term loan 0% 1/5/2034 (b)(f)(g)(i)	1,730,000	1,712,701
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (b)(f)(g)(h)	126,027	98,301
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (f)(g)(h)	54,906	50,513
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (f)(g)(h)(i)	145,000	135,695
		284,509
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (f)(g)(h)	1,585,297	1,542,145
TOTAL HEALTH CARE		3,539,355
Industrials - 0.2%
Aerospace & Defense - 0.0%
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (f)(g)(h)	190,000	189,288
PAC Aviation International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (f)(g)(h)(i)	50,000	49,406
		238,694
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (f)(g)(h)	59,692	42,978
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (f)(g)(h)	763,824	557,867
CP Atlas Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.923% 7/8/2030 (f)(g)(h)	139,613	134,785
		735,630
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/20/2032 (f)(g)(h)	186,563	186,447
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (f)(g)(h)	159,696	130,302
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (f)(g)(h)	224,600	191,472
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (f)(g)(h)	1,859,425	1,436,406
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(f)(g)(h)	316,334	322,528
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (f)(g)(h)	615,000	578,254
		2,845,409
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (f)(g)(h)(j)	73,940	71,228
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6701% 12/21/2029 (f)(g)(h)	129,394	124,650
		195,878
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (f)(g)(h)	120,000	119,550
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (f)(g)(h)	74,250	74,296
TOTAL INDUSTRIALS		4,209,457
Information Technology - 0.6%
Communications Equipment - 0.1%
Vantor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 2/26/2033 (f)(g)(h)(i)	875,000	861,875
Viasat Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2915% 5/30/2030 (f)(g)(h)	74,241	74,147
		936,022
Electronic Equipment, Instruments & Components - 0.1%
Bingo Holdings I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4219% 6/30/2032 (f)(g)(h)	249,375	243,141
Resilience Parent LLC Tranche 2L, term loan CME Term SOFR 1 month Index + 5.25%, 8.9269% 1/23/2034 (b)(f)(g)(h)	1,010,000	999,900
		1,243,041
IT Services - 0.2%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (f)(g)(h)	35,000	28,514
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (f)(g)(h)	297,840	257,075
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	1,750,000	1,834,876
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	1,069,934	1,072,159
		3,192,624
Software - 0.2%
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (f)(g)(h)	159,980	99,987
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.423% 11/22/2032 (f)(g)(h)	877,039	841,957
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/1/2029 (f)(g)(h)	303,775	263,525
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (f)(g)(h)	155,000	116,250
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (f)(g)(h)	870,713	648,681
Skillsoft US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0375% 7/14/2028 (f)(g)(h)	387,288	188,803
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	284,725	322,391
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (f)(g)(h)	527,487	546,419
		3,028,013
TOTAL INFORMATION TECHNOLOGY		8,399,700
Materials - 0.3%
Chemicals - 0.3%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (f)(g)(h)	50,000	44,750
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (f)(g)(h)	100,000	95,750
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (f)(g)(j)	12,103	12,125
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (f)(g)(h)	58,769	52,819
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (f)(g)(h)	23,744	23,788
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (f)(g)(h)	746,000	730,804
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(h)	945,066	841,780
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (f)(g)(h)	516,624	506,199
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (f)(g)(h)	138,618	130,069
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5168% 6/28/2028 (f)(g)(h)	322,104	313,897
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (f)(g)(h)	533,451	525,892
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3856% 12/16/2031 (f)(g)(h)	262,065	234,003
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (f)(g)(h)	514,030	399,659
Venator Finance Sarl Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 8%, 8.75% 10/12/2028 (b)(f)(g)(h)	507,130	40,570
		3,952,105
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/10/2032 (f)(g)(h)	124,063	123,936
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (f)(g)(h)	570,000	564,659
Paper & Forest Products - 0.0%
LABL Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 10/30/2028 (f)(g)(h)(i)	24,935	11,462
Treasure Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 11/4/2031 (f)(g)(h)	70,946	70,946
		82,408
TOTAL MATERIALS		4,723,108
Utilities - 0.1%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/2028 (b)(f)(g)(i)	186,835	184,033
Independent Power and Renewable Electricity Producers - 0.1%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (f)(g)(h)	478,978	478,581
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (f)(g)(h)(j)	61,022	60,971
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (f)(g)(h)	380,180	381,605
		921,157
TOTAL UTILITIES		1,105,190
TOTAL UNITED STATES		40,672,187
TOTAL BANK LOAN OBLIGATIONS (Cost $46,524,384)		43,169,158

Common Stocks - 1.1%
	Shares	Value ($)
CANADA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Stonepeak Falcon Holdings Inc (b)	22,163	24,314
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (b)	20,547	373,401
Altice France Holding SA rights (b)(c)(d)	539	6,063

TOTAL FRANCE		379,464
JAMAICA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Digicel Ltd (b)(c)	136,455	2,199,655
UNITED STATES - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Xplore Inc (b)(c)	1,605	0
Media - 0.0%
Main Street Sports Group (b)(c)	77,366	14,545
Main Street Sports Group warrants 6/30/2026 (b)(c)	144,700	1
		14,546
TOTAL COMMUNICATION SERVICES		14,546
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Expand Energy Corp	1,939	209,257
Mesquite Energy Inc (b)(c)	112,776	9,636,690
TOTAL ENERGY		9,845,947
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp (United States) (c)	26,155	478,637
Health Care Providers & Services - 0.0%
Cano Health LLC (b)(c)	18,393	155,237
Cano Health LLC warrants 6/28/2029 (b)(c)	938	1,304
ModivCare Inc (b)	7,123	40,066
		196,607
TOTAL HEALTH CARE		675,244
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (b)(c)	24,499	963,056
Materials - 0.1%
Chemicals - 0.1%
TPC Group Inc (b)(c)(e)	90,050	1,844,224
Venator Materials PLC (c)	1,499	37,490
TOTAL MATERIALS		1,881,714
Utilities - 0.2%
Electric Utilities - 0.1%
Heritage Power LLC (b)(c)	25,111	1,760,909
Heritage Power LLC (b)(c)(d)	1,104	77,418
Heritage Power LLC (b)(c)	28,900	14,450
		1,852,777
Gas Utilities - 0.1%
Ferrellgas Partners LP Class B (c)	5,047	893,369
TOTAL UTILITIES		2,746,146
TOTAL UNITED STATES		16,126,653
TOTAL COMMON STOCKS (Cost $11,584,178)		18,730,086

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	329,000	346,602
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	432,000	288,792
UNITED STATES - 0.4%
Communication Services - 0.2%
Media - 0.2%
Cable One Inc 1.125% 3/15/2028	400,000	306,000
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (g)	599,641	2,118,232
TOTAL COMMUNICATION SERVICES		2,424,232
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 4.625% 3/15/2029	320,000	348,348
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	1,214,000	1,159,370
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	155,000	269,623
ON Semiconductor Corp 0% 5/1/2027 (l)	248,000	333,932
Wolfspeed Inc 2.5% 6/15/2031	99,000	167,372
Wolfspeed Inc 2.5% 6/15/2031 (d)	54,000	91,293
		862,220
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	575,000	779,988
Terawulf Inc 0% 5/1/2032 (d)(l)	478,000	524,174
		1,304,162
TOTAL INFORMATION TECHNOLOGY		2,166,382
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	439,000	469,203
TOTAL UNITED STATES		6,567,535
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,185,125)		7,202,929

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	8,646	424,605
Financials - 0.2%
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	12,911	488,294
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (b)	16,926	476,975
TOTAL FINANCIALS		965,269
Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co Series A, 6%	7,330	532,451
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	11,198	513,652
Utilities - 0.0%
Electric Utilities - 0.0%
Southern Co/The 7.125%	10,500	559,125
TOTAL UNITED STATES		2,995,102
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,876,671)		2,995,102

Fixed-Income Funds - 50.9%
	Shares	Value ($)
Artisan High Income Fund Investor Shares	25,362,975	231,056,706
BlackRock High Yield Portfolio Class K	28,590,113	205,562,916
Eaton Vance Income Fund of Boston Class A	19,995,313	105,175,345
Fidelity Capital & Income Fund (s)	18,905,124	208,901,616
NYLI MacKay High Yield Corporate Bond Fund Class A	13,124,554	68,247,683
Vanguard High-Yield Corporate Fund Admiral Shares	14,018,427	77,802,270
TOTAL FIXED-INCOME FUNDS (Cost $822,680,572)		896,746,536

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico - 0.1%
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (g) (Cost $1,591,685)	2,612,329	1,782,914
TOTAL MUNICIPAL SECURITIES (Cost $1,591,685)		1,782,914

Non-Convertible Corporate Bonds - 40.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (d)		250,000	231,740
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 7% 4/1/2031 (d)		570,000	599,646
Mineral Resources Ltd 8% 11/1/2027 (d)		95,000	97,086
Mineral Resources Ltd 8.5% 5/1/2030 (d)		505,000	522,431
Mineral Resources Ltd 9.25% 10/1/2028 (d)		465,000	487,019
TOTAL MATERIALS			1,706,182
TOTAL AUSTRALIA			1,937,922
AUSTRIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Benteler International AG 7.25% 6/15/2031 (q)	EUR	170,000	214,527
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		452,000	364,990
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (d)(k)		1,175,000	220,313
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (d)		140,000	140,645
TOTAL INDUSTRIALS			360,958
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)		417,000	419,085
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(g)		529,634	532,113
TOTAL MATERIALS			951,198
TOTAL BRAZIL			1,312,156
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (d)		450,000	450,594
Golar LNG Ltd 7.75% 9/19/2029 (d)(q)		400,000	403,192

TOTAL CAMEROON			853,786
CANADA - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (g)		245,000	252,991
TELUS Corp 7% 10/15/2055 (g)		130,000	137,183
			390,174
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 7% 4/15/2055 (g)		1,778,000	1,859,472
Rogers Communications Inc 7.125% 4/15/2055 (g)		108,000	114,413
			1,973,885
TOTAL COMMUNICATION SERVICES			2,364,059
Consumer Discretionary - 0.3%
Distributors - 0.0%
RB Global Holdings Inc 6.75% 3/15/2028 (d)		215,000	218,470
RB Global Holdings Inc 7.75% 3/15/2031 (d)		500,000	519,833
			738,303
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,384,000	1,329,065
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		385,000	391,804
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		99,000	101,818
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		365,000	352,811
			2,175,498
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)		629,000	591,204
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (d)		175,000	169,524
Brookfield Residential Properties Inc / Brookfield Residential US LLC 6.25% 9/15/2027 (d)		563,000	562,379
Empire Communities Corp 9.75% 5/1/2029 (d)		350,000	361,452
			1,684,559
TOTAL CONSUMER DISCRETIONARY			4,598,360
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		545,000	238,438
Energy - 0.1%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 6.875% 1/15/2029 (d)		275,000	278,565
Oil, Gas & Consumable Fuels - 0.1%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (g)		1,057,000	1,121,941
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (g)		35,000	36,472
Vermilion Energy Inc 6.875% 5/1/2030 (d)		925,000	935,231
			2,093,644
TOTAL ENERGY			2,372,209
Financials - 0.2%
Consumer Finance - 0.1%
goeasy Ltd 6.875% 2/15/2031 (d)		405,000	349,334
goeasy Ltd 6.875% 5/15/2030 (d)		210,000	184,572
goeasy Ltd 7.375% 10/1/2030 (d)		245,000	217,199
goeasy Ltd 7.625% 7/1/2029 (d)		275,000	257,806
goeasy Ltd 9.25% 12/1/2028 (d)		35,000	34,628
			1,043,539
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 6.875% 10/1/2033 (d)		535,000	491,232
Jones Deslauriers Insurance Management Inc 7.25% 10/1/2033 (d)	CAD	410,000	305,451
Jones Deslauriers Insurance Management Inc 8.5% 3/15/2030 (d)		820,000	850,790
			1,647,473
TOTAL FINANCIALS			2,691,012
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 11% 9/30/2028 (d)		240,000	250,946
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		377,000	350,848
Bausch Health Cos Inc 5% 1/30/2028 (d)		750,000	652,500
Bausch Health Cos Inc 5% 2/15/2029 (d)		25,000	18,875
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		863,000	604,100
Bausch Health Cos Inc 5.25% 2/15/2031 (d)		25,000	16,458
Bausch Health Cos Inc 6.25% 2/15/2029 (d)		160,000	126,400
Bausch Health Cos Inc 7% 1/15/2028 (d)		25,000	22,563
TOTAL HEALTH CARE			2,042,690
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (d)		333,000	333,000
Bombardier Inc 6.75% 6/15/2033 (d)		45,000	47,418
Bombardier Inc 7% 6/1/2032 (d)		130,000	136,941
Bombardier Inc 7.25% 7/1/2031 (d)		420,000	446,844
Bombardier Inc 7.45% 5/1/2034 (d)		200,000	225,315
Bombardier Inc 7.5% 2/1/2029 (d)		190,000	197,522
Bombardier Inc 8.75% 11/15/2030 (d)		180,000	192,842
			1,579,882
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		365,000	380,225
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		140,000	151,118
TOTAL INDUSTRIALS			2,111,225
Information Technology - 0.0%
Software - 0.0%
Dye & Durham Ltd 8.625% 4/15/2029 (d)		946,000	788,409
Materials - 0.4%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		896,000	899,509
Methanex Corp 5.25% 12/15/2029		475,000	479,017
Methanex Corp 5.65% 12/1/2044		1,087,000	989,565
			2,368,091
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)		565,000	563,761
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		250,000	238,666
			802,427
Metals & Mining - 0.3%
Capstone Copper Corp 6.75% 3/31/2033 (d)		430,000	444,377
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		630,000	670,059
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		965,000	964,373
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		1,274,000	1,284,085
New Gold Inc 6.875% 4/1/2032 (d)		350,000	371,956
Taseko Mines Ltd 8.25% 5/1/2030 (d)		170,000	179,968
			3,914,818
TOTAL MATERIALS			7,085,336
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mattamy Group Corp 4.625% 3/1/2030 (d)		950,000	927,459
Mattamy Group Corp 6% 12/15/2033 (d)		200,000	196,857
TOTAL REAL ESTATE			1,124,316
Utilities - 0.1%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		215,000	208,896
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034		420,000	422,625
TransAlta Corp 6.5% 3/15/2040		280,000	282,723
			705,348
TOTAL UTILITIES			914,244
TOTAL CANADA			26,330,298
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (d)(k)		1,800,000	531,000
Gran Tierra Energy Inc 9.75% 4/15/2031 (d)(o)		462,000	371,910
TOTAL ENERGY			902,910
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		412,000	387,280
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		185,000	193,134
TOTAL UTILITIES			580,414
TOTAL COLOMBIA			1,483,324
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		707,000	737,681
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		350,000	348,089
TOTAL FINLAND			1,085,770
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (d)		459,637	441,833
Altice France SA 6.5% 4/15/2032 (d)		1,096,049	1,049,694
Altice France SA 6.875% 10/15/2030 (d)		102,896	99,749
Altice France SA 6.875% 7/15/2032 (d)		864,930	830,353
TOTAL COMMUNICATION SERVICES			2,421,629
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		245,000	251,763
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Opal Bidco SAS 6.5% 3/31/2032 (d)		1,285,000	1,323,549
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		755,000	801,643
Viridien 10% 10/15/2030 (d)		223,000	239,127
TOTAL ENERGY			1,040,770
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 10/15/2028 (d)		625,000	632,858
Iliad Holding SAS 7% 4/15/2032 (d)		465,000	477,315
Iliad Holding SAS 8.5% 4/15/2031 (d)		680,000	728,604
TOTAL FINANCIALS			1,838,777
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.375% 3/15/2030 (d)		200,000	188,989
TOTAL FRANCE			7,065,477
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (d)(o)		305,000	308,402
ZF North America Capital Inc 6.875% 4/23/2032 (d)(o)		140,000	140,462
ZF North America Capital Inc 7.125% 4/14/2030 (d)		85,000	87,178
ZF North America Capital Inc 7.5% 3/24/2031 (d)		960,000	989,389
TOTAL CONSUMER DISCRETIONARY			1,525,431
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(o)		1,236,000	1,235,498
TOTAL GERMANY			2,760,929
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Gta Holdings 11.25% 1/29/2031 (d)(q)		200,000	203,562
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		100,000	86,375
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		86,000	84,340
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		225,000	168,750
Tullow Oil PLC 10.25% 5/15/2026 (d)		705,000	624,912

TOTAL GHANA			1,167,939
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		715,000	736,951
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (d)		258,000	266,063
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		140,000	130,276
Millicom International Cellular SA 5.125% 1/15/2028 (d)		130,500	129,808
Millicom International Cellular SA 7.375% 4/2/2032 (d)		100,000	103,206

TOTAL GUATEMALA			363,290
IRELAND - 0.2%
Communication Services - 0.0%
Media - 0.0%
Virgin Media O2 Vendor Financing Notes VI DAC 8.5% 3/15/2033 (d)		275,000	252,400
Financials - 0.2%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (g)		256,000	265,390
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		495,000	502,831
GGAM Finance Ltd 6.875% 4/15/2029 (d)		285,000	293,571
GGAM Finance Ltd 8% 2/15/2027 (d)		625,000	631,406
GGAM Finance Ltd 8% 6/15/2028 (d)		770,000	809,534
			2,237,342
TOTAL FINANCIALS			2,502,732
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (d)		141,000	139,755
TOTAL IRELAND			2,894,887
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		70,000	69,487
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		365,000	387,320
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		435,000	475,705
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		245,000	254,227

TOTAL ISRAEL			1,186,739
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (d)(g)		200,000	177,295
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (b)(d)(r)		34,870	1,430
Digicel Group Holdings Ltd 0% 12/31/2030 (b)(d)(r)		24,622	122

TOTAL JAMAICA			1,552
JAPAN - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Nissan Motor Co Ltd 7.5% 7/17/2030 (d)		595,000	627,400
Nissan Motor Co Ltd 7.75% 7/17/2032 (d)		680,000	727,049
Nissan Motor Co Ltd 8.125% 7/17/2035 (d)		415,000	453,464

TOTAL JAPAN			1,807,913
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (d)		1,026,000	711,752
Altice Financing SA 9.625% 7/15/2027 (d)		855,000	639,284
			1,351,036
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		144,000	135,319
TOTAL COMMUNICATION SERVICES			1,486,355
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		945,000	1,006,709
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		817,000	855,548
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,124,000	989,140
TOTAL LUXEMBOURG			4,337,752
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.625% 8/26/2028 (d)		700,000	698,999
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		249,000	252,312
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (d)		265,000	235,437
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.25% 7/15/2030 (d)		215,000	230,314
TOTAL NETHERLANDS			465,751
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (d)		408,000	405,989
IHS Holding Ltd 6.25% 11/29/2028 (d)		90,000	90,253
IHS Holding Ltd 7.875% 5/29/2030 (d)		175,000	182,656
IHS Holding Ltd 8.25% 11/29/2031 (d)		260,000	276,918

TOTAL NIGERIA			955,816
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		1,335,000	1,402,891
TGS ASA 8.5% 1/15/2030 (d)		225,000	237,662

TOTAL NORWAY			1,640,553
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,885,000	1,907,632
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,097,000	1,132,957
TOTAL PANAMA			3,040,589
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		250,000	261,571
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		1,025,000	989,279
SWITZERLAND - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		740,000	688,411
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		875,000	877,180
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		514,000	530,045
TOTAL INDUSTRIALS			2,095,636
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		425,000	367,625
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		100,000	84,000
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		1,070,000	1,062,411
TOTAL MATERIALS			1,514,036
TOTAL SWITZERLAND			3,609,672
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		170,000	175,677
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		400,000	401,586
UNITED KINGDOM - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect US Finco LLC 9% 9/15/2029 (d)		790,000	838,238
Virgin Media Finance PLC 5% 7/15/2030 (d)		395,000	328,601
			1,166,839
Media - 0.0%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		625,000	606,832
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		47,000	41,437
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)		1,455,000	1,295,100
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		185,000	175,379
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		210,000	209,941
Zegona Finance PLC 8.625% 7/15/2029 (d)		341,000	360,081
			2,081,938
TOTAL COMMUNICATION SERVICES			3,855,609
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		285,000	300,565
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		260,000	280,586
			581,151
Hotels, Restaurants & Leisure - 0.1%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp 5.75% 1/15/2033 (d)		215,000	213,663
Motion Finco Sarl 8.375% 2/15/2032 (d)		645,000	513,847
			727,510
Household Durables - 0.0%
Miller Homes Group Finco PLC 7% 5/15/2029 (q)	GBP	415,000	566,598
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		325,000	332,128
TOTAL CONSUMER DISCRETIONARY			2,207,387
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Iceland Bondco PLC 10.875% 12/15/2027 (d)	GBP	96,221	137,157
Iceland Bondco PLC 3 month EURIBOR + 5.5%, 7.484% 12/15/2027 (d)(g)(h)	EUR	100,000	119,401
TOTAL CONSUMER STAPLES			256,558
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)		1,155,000	1,241,679
Harbour Energy PLC 5.5% 10/15/2026 (d)		60,000	59,550
TOTAL ENERGY			1,301,229
Financials - 0.0%
Consumer Finance - 0.0%
Jerrold Finco PLC 7.5% 6/15/2031 (d)	GBP	245,000	340,867
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		880,000	877,410
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		235,000	242,050
TOTAL UTILITIES			1,119,460
TOTAL UNITED KINGDOM			9,081,110
UNITED STATES - 36.3%
Communication Services - 4.8%
Diversified Telecommunication Services - 1.4%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		1,210,000	1,270,006
Black Pearl Compute LLC 6.125% 2/15/2031 (d)(o)		472,000	483,069
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		515,000	514,594
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		475,000	474,649
Cipher Compute LLC 7.125% 11/15/2030 (d)(o)		1,496,000	1,559,347
Connect Holdings LLC 10.5% 4/3/2031 (d)		950,000	918,685
Flash Compute LLC 7.25% 12/31/2030 (d)		1,570,000	1,607,082
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		750,000	750,432
Frontier Communications Holdings LLC 5.875% 11/1/2029		550,000	555,805
Frontier Communications Holdings LLC 6% 1/15/2030 (d)		1,670,000	1,688,293
Frontier Communications Holdings LLC 6.75% 5/1/2029 (d)		300,000	301,143
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		920,000	948,411
Level 3 Financing Inc 3.625% 1/15/2029 (d)		237,000	222,780
Level 3 Financing Inc 3.75% 7/15/2029 (d)		170,000	157,580
Level 3 Financing Inc 4.25% 7/1/2028 (d)		37,000	35,669
Level 3 Financing Inc 6.875% 6/30/2033 (d)		2,080,000	2,154,204
Level 3 Financing Inc 7% 3/31/2034 (d)		3,385,000	3,518,858
Level 3 Financing Inc 8.5% 1/15/2036 (d)		1,475,000	1,535,769
Lumen Technologies Inc 4.5% 1/15/2029 (d)		45,000	42,836
Lumen Technologies Inc 5.375% 6/15/2029 (d)		125,000	120,000
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (d)		1,325,000	1,330,936
Uniti Services LLC 7.5% 10/15/2033 (d)		1,310,000	1,362,966
WULF Compute LLC 7.75% 10/15/2030 (d)(o)		2,125,000	2,250,405
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (d)(g)		516,941	504,008
			24,307,527
Entertainment - 0.1%
Cinemark USA Inc 5.25% 7/15/2028 (d)		590,000	590,106
Cinemark USA Inc 7% 8/1/2032 (d)		1,395,000	1,452,925
Playtika Holding Corp 4.25% 3/15/2029 (d)		510,000	398,022
			2,441,053
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)(o)		415,000	413,348
Snap Inc 6.875% 3/15/2034 (d)(o)		220,000	219,329
			632,677
Media - 3.3%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		394,000	323,080
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(o)		570,000	496,528
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		520,000	484,692
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		500,000	457,577
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		1,525,000	1,362,004
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(o)		1,015,000	943,875
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		250,000	241,691
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		900,000	898,060
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		77,000	76,983
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)		165,000	164,607
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)		1,350,000	1,380,302
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (d)(o)		625,000	634,401
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (d)		1,835,000	1,893,303
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		735,000	697,903
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		975,000	1,030,586
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		845,000	912,195
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,320,000	1,329,398
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		1,435,000	1,446,389
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		270,000	284,527
CMG Media Corp 8.875% 6/18/2029 (d)		1,515,000	1,322,161
CSC Holdings LLC 11.25% 5/15/2028 (d)		520,000	411,981
CSC Holdings LLC 11.75% 1/31/2029 (d)		1,280,000	912,081
CSC Holdings LLC 3.375% 2/15/2031 (d)		1,067,000	636,028
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,512,000	922,426
CSC Holdings LLC 4.5% 11/15/2031 (d)		375,000	225,056
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,005,000	371,966
CSC Holdings LLC 5.375% 2/1/2028 (d)		811,000	583,347
CSC Holdings LLC 5.5% 4/15/2027 (d)		1,000,000	847,837
CSC Holdings LLC 5.75% 1/15/2030 (d)		1,545,000	596,932
CSC Holdings LLC 6.5% 2/1/2029 (d)		710,000	448,334
CSC Holdings LLC 7.5% 4/1/2028 (d)		970,000	545,625
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (d)		1,445,000	1,477,906
Discovery Communications LLC 6.35% 6/1/2040		125,000	101,763
Discovery Global Holdings Inc 4.279% 3/15/2032		615,000	564,263
Discovery Global Holdings Inc 5.05% 3/15/2042		1,682,000	1,206,835
Discovery Global Holdings Inc 5.141% 3/15/2052		1,225,000	814,625
DISH DBS Corp 5.125% 6/1/2029		938,000	837,665
DISH DBS Corp 5.25% 12/1/2026 (d)		755,000	733,355
DISH DBS Corp 5.75% 12/1/2028 (d)		1,397,000	1,352,024
DISH DBS Corp 7.375% 7/1/2028		965,000	931,074
DISH DBS Corp 7.75% 7/1/2026		2,184,000	2,156,947
DISH Network Corp 11.75% 11/15/2027 (d)		1,143,000	1,183,320
EchoStar Corp 10.75% 11/30/2029		3,685,000	4,024,831
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (g)		1,998,308	2,023,794
EW Scripps Co/The 9.875% 8/15/2030 (d)		1,185,000	1,189,908
Getty Images Inc 10.5% 11/15/2030 (d)		585,000	517,818
Getty Images Inc 11.25% 2/21/2030 (d)		390,000	345,116
Gray Media Inc 5.375% 11/15/2031 (d)		743,000	584,952
Gray Media Inc 7.25% 8/15/2033 (d)		115,000	118,749
Gray Media Inc 9.625% 7/15/2032 (d)		1,015,000	1,054,571
iHeartCommunications Inc 7.75% 8/15/2030 (d)		320,000	254,493
iHeartCommunications Inc 9.125% 5/1/2029 (d)		765,000	679,680
Lamar Media Corp 4.875% 1/15/2029		842,000	841,332
Lamar Media Corp 5.375% 11/1/2033 (d)		395,000	396,032
Midcontinent Communications 8% 8/15/2032 (d)		740,000	697,038
News Corp 3.875% 5/15/2029 (d)		75,000	73,168
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		130,000	136,668
Radiate Holdco LLC / Radiate Finance Inc 6% 3/25/2030 pay-in-kind (d)(g)		744,104	546,916
Sinclair Television Group Inc 8.125% 2/15/2033 (d)		410,000	426,913
Sirius XM Radio LLC 4% 7/15/2028 (d)		1,027,000	1,002,602
Sirius XM Radio LLC 5.875% 4/15/2032 (d)		1,745,000	1,740,860
Stagwell Global LLC 5.625% 8/15/2029 (d)		1,280,000	1,179,828
Univision Communications Inc 8% 8/15/2028 (d)		400,000	410,881
Univision Communications Inc 8.5% 7/31/2031 (d)(o)		3,078,000	3,150,044
Univision Communications Inc 9.375% 8/1/2032 (d)		1,745,000	1,846,500
			57,484,346
TOTAL COMMUNICATION SERVICES			84,865,603
Consumer Discretionary - 5.7%
Automobile Components - 0.5%
Adient Global Holdings Ltd 7% 4/15/2028 (d)		200,000	203,941
Adient Global Holdings Ltd 8.25% 4/15/2031 (d)		1,440,000	1,506,505
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)(o)		350,000	356,204
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(o)		650,000	660,622
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		1,690,000	1,754,262
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		380,000	398,035
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		125,000	127,857
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (d)(p)		280,000	280,790
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (q)	EUR	701,000	878,953
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)		215,000	227,216
Hertz Corp/The 12.625% 7/15/2029 (d)		75,000	69,157
Hertz Corp/The 4.625% 12/1/2026 (d)		38,000	34,616
JB Poindexter & Co Inc 8.75% 12/15/2031 (d)		175,000	181,188
Nesco Holdings II Inc 5.5% 4/15/2029 (d)		346,000	344,217
Patrick Industries Inc 4.75% 5/1/2029 (d)		125,000	124,668
Patrick Industries Inc 6.375% 11/1/2032 (d)		175,000	179,746
Phinia Inc 6.625% 10/15/2032 (d)		55,000	57,099
Phinia Inc 6.75% 4/15/2029 (d)		140,000	144,696
Tenneco Inc 8% 11/17/2028 (d)		525,000	525,003
			8,054,775
Automobiles - 0.3%
Ford Motor Co 4.75% 1/15/2043		213,000	171,330
Nissan Motor Acceptance Co LLC 5.625% 9/29/2028 (d)		215,000	216,385
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (d)		1,025,000	1,027,373
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (d)		320,000	332,515
PM General Purchaser LLC 9.5% 10/1/2028 (d)		570,000	533,321
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		3,385,000	3,201,808
			5,482,732
Broadline Retail - 0.3%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		75,320	50,375
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (d)		835,000	877,496
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		445,000	403,789
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		1,674,000	1,590,837
Match Group Holdings II LLC 5.625% 2/15/2029 (d)		215,000	214,632
Match Group Holdings II LLC 6.125% 9/15/2033 (d)		747,000	744,954
Saks Global Enterprises LLC 11% (d)(k)		1	0
Saks Global Enterprises LLC 11% (b)(d)(k)		140,686	0
Wayfair LLC 6.75% 11/15/2032 (d)(o)		475,000	484,118
Wayfair LLC 7.25% 10/31/2029 (d)		664,000	686,205
Wayfair LLC 7.75% 9/15/2030 (d)		875,000	920,159
			5,972,565
Distributors - 0.1%
Velocity Vehicle Group LLC 8% 6/1/2029 (d)		150,000	142,235
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,475,000	1,546,747
			1,688,982
Diversified Consumer Services - 0.2%
Covista Inc 5.5% 3/1/2028 (d)		162,000	162,000
Service Corp International/US 3.375% 8/15/2030		275,000	258,464
Service Corp International/US 4% 5/15/2031		125,000	119,470
Service Corp International/US 5.75% 10/15/2032 (o)		85,000	86,658
Sotheby's 7.375% 10/15/2027 (d)		1,090,000	1,083,358
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)		30,000	28,863
StoneMor Inc 8.5% 5/15/2029 (d)		745,000	722,668
TKC Holdings Inc 12% 2/15/2031 (d)		405,000	425,688
TKC Holdings Inc 8.5% 8/15/2030 (d)		535,000	547,460
			3,434,629
Hotels, Restaurants & Leisure - 2.2%
Acushnet Co 5.625% 12/1/2033 (d)(o)		135,000	137,398
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)		175,000	161,197
Boyd Gaming Corp 4.75% 6/15/2031 (d)		500,000	489,119
Brinker International Inc 8.25% 7/15/2030 (d)		350,000	368,685
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		1,300,000	1,271,799
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		440,000	447,127
Caesars Entertainment Inc 7% 2/15/2030 (d)		1,285,000	1,317,432
Carnival Corp 4% 8/1/2028 (d)		450,000	446,653
Carnival Corp 5.75% 8/1/2032 (d)		510,000	529,277
Carnival Corp 5.875% 6/15/2031 (d)		480,000	501,611
Carnival Corp 6.125% 2/15/2033 (d)		1,150,000	1,190,477
Churchill Downs Inc 5.75% 4/1/2030 (d)		1,065,000	1,073,523
Churchill Downs Inc 6.75% 5/1/2031 (d)		915,000	942,547
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		1,580,000	1,490,129
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,265,000	1,178,648
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (d)		135,000	136,441
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		250,000	255,915
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		555,000	571,224
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(o)		1,345,000	1,390,529
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)(o)		255,000	260,158
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		250,000	244,115
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		125,000	122,878
Life Time Inc 6% 11/15/2031 (d)(o)		685,000	705,556
Light & Wonder International Inc 6.25% 10/1/2033 (d)		1,055,000	1,059,558
Light & Wonder International Inc 7.25% 11/15/2029 (d)		1,515,000	1,552,896
Light & Wonder International Inc 7.5% 9/1/2031 (d)		345,000	359,662
Lindblad Expeditions LLC 7% 9/15/2030 (d)		200,000	209,807
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		419,000	310,360
MGM Resorts International 4.75% 10/15/2028		551,000	551,321
MGM Resorts International 5.5% 4/15/2027		337,000	340,051
MGM Resorts International 6.125% 9/15/2029		185,000	190,111
MGM Resorts International 6.5% 4/15/2032		755,000	776,082
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (d)		1,215,000	1,193,698
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		200,000	212,022
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		130,000	135,468
NCL Corp Ltd 6.25% 3/1/2030 (d)		225,000	230,346
NCL Corp Ltd 6.25% 9/15/2033 (d)		350,000	353,283
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,195,000	1,230,575
NCL Corp Ltd 7.75% 2/15/2029 (d)		1,245,000	1,330,046
NCL Finance Ltd 6.125% 3/15/2028 (d)		425,000	436,277
Penn Entertainment Inc 4.125% 7/1/2029 (d)		175,000	165,160
Penn Entertainment Inc 5.625% 1/15/2027 (d)		575,000	575,300
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625% 2/1/2033 (d)		435,000	446,422
Rivers Enterprise Borrower LLC 6.25% 10/15/2030 (d)		535,000	546,650
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		160,000	159,966
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		142,000	143,083
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		1,169,000	1,209,256
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)		1,240,000	1,202,812
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		397,000	381,845
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (d)		385,000	391,425
Six Flags Entertainment Corp 7.25% 5/15/2031 (d)		1,790,000	1,756,859
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (d)		630,000	637,871
Viking Cruises Ltd 5.875% 10/15/2033 (d)		645,000	658,003
Viking Cruises Ltd 7% 2/15/2029 (d)		250,000	250,376
Viking Cruises Ltd 9.125% 7/15/2031 (d)		130,000	138,313
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	474,610
Voyager Parent LLC 9.25% 7/1/2032 (d)		1,875,000	2,002,164
Wyndham Hotels & Resorts Inc 5.625% 3/1/2033 (d)		665,000	669,175
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)		400,000	402,282
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		175,000	178,717
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		205,000	221,388
Yum! Brands Inc 4.625% 1/31/2032 (o)		285,000	280,200
Yum! Brands Inc 6.875% 11/15/2037		870,000	971,138
			39,567,016
Household Durables - 0.8%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)		622,000	594,140
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		175,000	170,516
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		420,000	423,927
Beazer Homes USA Inc 5.875% 10/15/2027		225,000	224,642
Beazer Homes USA Inc 7.25% 10/15/2029		900,000	918,229
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		583,000	599,834
Century Communities Inc 6.625% 9/15/2033 (d)		255,000	259,109
Dream Finders Homes Inc 6.875% 9/15/2030 (d)		405,000	414,106
KB Home 4.8% 11/15/2029		725,000	723,951
LGI Homes Inc 4% 7/15/2029 (d)		110,000	102,194
LGI Homes Inc 7% 11/15/2032 (d)(o)		1,175,000	1,151,900
LGI Homes Inc 8.75% 12/15/2028 (d)		25,000	26,084
M/I Homes Inc 4.95% 2/1/2028		385,000	383,679
New Home Co Inc/The 8.5% 11/1/2030 (d)(o)		460,000	479,006
New Home Co Inc/The 9.25% 10/1/2029 (d)		30,000	31,595
Newell Brands Inc 6.375% 5/15/2030		1,225,000	1,228,802
Newell Brands Inc 6.625% 5/15/2032		305,000	305,026
Newell Brands Inc 7% 4/1/2046 (m)		225,000	200,297
Newell Brands Inc 8.5% 6/1/2028 (d)		906,000	953,657
STL Holding Co LLC 8.75% 2/15/2029 (d)		300,000	314,522
SWF Holdings I Corp 6.5% 10/6/2029 (b)(d)		20,960	8,383
TopBuild Corp 4.125% 2/15/2032 (d)		495,000	470,449
TopBuild Corp 5.625% 1/31/2034 (d)(o)		400,000	403,421
Tri Pointe Homes Inc 5.7% 6/15/2028		455,000	462,025
Whirlpool Corp 5.75% 3/1/2034 (o)		60,000	56,973
Whirlpool Corp 6.125% 6/15/2030 (o)		565,000	567,536
Whirlpool Corp 6.5% 6/15/2033 (o)		1,784,000	1,780,335
			13,254,338
Specialty Retail - 1.2%
Advance Auto Parts Inc 7% 8/1/2030 (d)		1,145,000	1,174,627
Advance Auto Parts Inc 7.375% 8/1/2033 (d)		1,195,000	1,224,642
Arko Corp 5.125% 11/15/2029 (d)		430,000	383,556
Bath & Body Works Inc 6.625% 10/1/2030 (d)		1,075,000	1,101,049
Carvana Co 4.875% 9/1/2029 (d)		242,000	220,220
Carvana Co 5.5% 4/15/2027 (d)		220,000	215,600
Carvana Co 5.875% 10/1/2028 (d)		160,000	153,600
Carvana Co 9% 6/1/2030 pay-in-kind (d)(g)		1,674,996	1,743,771
Carvana Co 9% 6/1/2031 pay-in-kind (d)(g)		3,852,044	4,224,664
Champions Financing Inc 8.75% 2/15/2029 (d)(o)		525,000	497,744
Gap Inc/The 3.875% 10/1/2031 (d)		625,000	581,659
LBM Acquisition LLC 6.25% 1/15/2029 (d)		530,000	404,084
LBM Acquisition LLC 9.5% 6/15/2031 (d)		650,000	606,255
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)		425,000	418,803
Lithia Motors Inc 3.875% 6/1/2029 (d)		25,000	24,166
Lithia Motors Inc 4.625% 12/15/2027 (d)		200,000	199,534
Lithia Motors Inc 5.5% 10/1/2030 (d)		175,000	176,099
Mavis Tire Express Services Topco Corp 6.5% 5/15/2029 (d)		775,000	774,272
Michaels Cos Inc/The 8.5% 3/15/2033 (d)(p)		425,000	413,400
Michaels Cos Inc/The 11% 3/15/2034 (d)(p)		425,000	397,232
Michaels Cos Inc/The 7.875% 5/1/2029 (d)		345,000	346,552
Park River Holdings Inc 8% 3/15/2031 (d)		255,000	256,635
Park River Holdings Inc 8.75% 12/31/2030 (d)		299,270	287,325
Petco Health & Wellness Co Inc 8.25% 2/1/2031 (d)		520,000	507,850
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (d)		860,000	870,217
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		200,000	207,633
Staples Inc 10.75% 9/1/2029 (d)		1,010,000	926,740
Staples Inc 12.75% 1/15/2030 (d)		403,925	283,939
Valvoline Inc 3.625% 6/15/2031 (d)		250,000	232,183
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		1,251,000	1,305,369
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		100,000	101,534
			20,260,954
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands Inc 4.125% 11/15/2029 (d)		225,000	214,393
Under Armour Inc 7.25% 7/15/2030 (d)		410,000	423,465
Wolverine World Wide Inc 4% 8/15/2029 (d)		845,000	798,479
			1,436,337
TOTAL CONSUMER DISCRETIONARY			99,152,328
Consumer Staples - 0.8%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		415,000	414,925
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		100,000	100,673
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)(o)		1,420,000	1,412,939
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(o)		245,000	252,639
Albertsons Cos Inc 5.625% 3/31/2032 (d)		1,090,000	1,094,291
C&S Group Enterprises LLC 5% 12/15/2028 (d)		295,000	278,887
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		492,000	516,250
Performance Food Group Inc 5.625% 3/1/2034 (d)		325,000	326,087
Performance Food Group Inc 6.125% 9/15/2032 (d)(o)		663,000	680,568
US Foods Inc 5.75% 4/15/2033 (d)(o)		155,000	158,104
US Foods Inc 6.875% 9/15/2028 (d)		95,000	97,949
US Foods Inc 7.25% 1/15/2032 (d)(o)		200,000	209,461
			5,127,848
Food Products - 0.5%
B&G Foods Inc 5.25% 9/15/2027		765,000	742,014
B&G Foods Inc 8% 9/15/2028 (d)		275,000	266,772
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (d)(g)		1,043,858	1,116,041
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		610,000	634,531
Darling Ingredients Inc 6% 6/15/2030 (d)		895,000	906,420
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		945,000	916,014
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		385,000	367,528
Post Holdings Inc 4.5% 9/15/2031 (d)		275,000	263,097
Post Holdings Inc 4.625% 4/15/2030 (d)(o)		459,000	449,292
Post Holdings Inc 6.25% 10/15/2034 (d)(o)		300,000	306,399
Post Holdings Inc 6.25% 2/15/2032 (d)(o)		600,000	617,218
Post Holdings Inc 6.375% 3/1/2033 (d)(o)		720,000	732,875
Post Holdings Inc 6.5% 3/15/2036 (d)		405,000	412,001
			7,730,202
Household Products - 0.0%
Energizer Holdings Inc 4.75% 6/15/2028 (d)		209,000	207,001
Energizer Holdings Inc 6% 9/15/2033 (d)		325,000	317,293
Resideo Funding Inc 6.5% 7/15/2032 (d)		72,000	73,506
			597,800
TOTAL CONSUMER STAPLES			13,870,775
Energy - 4.5%
Energy Equipment & Services - 0.6%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (d)		645,000	653,052
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)		160,000	170,076
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		275,000	283,586
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		270,000	282,121
Nabors Industries Inc 7.625% 11/15/2032 (d)		220,000	226,640
Nabors Industries Inc 8.875% 8/15/2031 (d)		425,000	440,292
Nabors Industries Inc 9.125% 1/31/2030 (d)		540,000	567,826
Noble Finance II LLC 8% 4/15/2030 (d)		315,000	327,858
SESI LLC 7.875% 9/30/2030 (d)		110,000	112,314
Star Holding LLC 8.75% 8/1/2031 (d)		165,000	166,215
Tidewater Inc 9.125% 7/15/2030 (d)		125,000	135,225
Transocean Aquila Ltd 8% 9/30/2028 (d)		25,308	25,965
Transocean International Ltd 6.8% 3/15/2038		190,000	184,094
Transocean International Ltd 7.875% 10/15/2032 (d)		555,000	595,916
Transocean International Ltd 8.25% 5/15/2029 (d)		1,305,000	1,358,727
Transocean International Ltd 8.5% 5/15/2031 (d)		970,000	1,025,809
Transocean International Ltd 8.75% 2/15/2030 (d)		1,904,000	1,992,061
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		255,000	259,323
Valaris Ltd 8.375% 4/30/2030 (d)		725,000	760,317
WBI Operating LLC 6.25% 10/15/2030 (d)		545,000	555,486
WBI Operating LLC 6.5% 10/15/2033 (d)(o)		545,000	553,856
Weatherford International Ltd 6.75% 10/15/2033 (d)		185,000	193,418
			10,870,177
Oil, Gas & Consumable Fuels - 3.9%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,117,000	1,175,075
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		321,000	321,064
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)		465,000	464,832
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		135,000	137,045
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (d)		500,000	507,816
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (d)		140,000	145,516
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		210,000	218,168
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		475,000	492,901
Ascent Resources Utica Holdings LLC / ARU Finance Corp 9% 11/1/2027 (d)		365,000	437,544
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		50,000	52,095
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		45,000	47,597
California Resources Corp 7% 1/15/2034 (d)		25,000	25,457
California Resources Corp 8.25% 6/15/2029 (d)		819,000	859,794
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (d)		245,000	261,006
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		612,000	635,990
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		132,000	136,880
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		110,000	107,279
CNX Resources Corp 5.875% 3/1/2034 (d)		380,000	380,695
CNX Resources Corp 7.25% 3/1/2032 (d)(o)		635,000	665,858
CNX Resources Corp 7.375% 1/15/2031 (d)(o)		130,000	134,828
Comstock Resources Inc 5.875% 1/15/2030 (d)		1,495,000	1,440,797
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,990,000	1,982,307
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		650,000	701,191
Crescent Energy Finance LLC 7.375% 1/15/2033 (d)		2,531,000	2,514,460
Crescent Energy Finance LLC 7.625% 4/1/2032 (d)		1,360,000	1,375,520
Crescent Energy Finance LLC 7.875% 4/15/2032 (d)		180,000	183,372
Crescent Energy Finance LLC 8.375% 1/15/2034 (d)		145,000	149,879
Crescent Energy Finance LLC 9.25% 2/15/2028 (d)		671,000	690,507
Crescent Energy Finance LLC 9.75% 10/15/2030 (d)		50,000	53,812
CVR Energy Inc 7.5% 2/15/2031 (d)		310,000	308,950
CVR Energy Inc 7.875% 2/15/2034 (d)		140,000	137,201
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		255,000	263,007
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		685,000	688,357
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		50,000	51,714
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		305,000	318,468
Energy Transfer LP 6.5% 2/15/2056 (g)		281,000	283,933
Energy Transfer LP 6.75% 2/15/2056 (g)		26,000	26,575
Energy Transfer LP 7.375% 2/1/2031 (d)		95,000	98,612
Expand Energy Corp 5.375% 3/15/2030		195,000	197,961
Expand Energy Corp 5.875% 2/1/2029 (d)		40,000	40,020
Expand Energy Corp 6.75% 4/15/2029 (d)		40,000	40,116
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (p)		140,000	141,614
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		500,000	528,638
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		278,000	280,734
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		210,000	217,279
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(o)		505,000	533,522
Gulfport Energy Operating Corp 6.75% 9/1/2029 (d)		580,000	600,627
Harvest Midstream I LP 7.5% 5/15/2032 (d)		115,000	119,368
Harvest Midstream I LP 7.5% 9/1/2028 (d)		710,000	717,912
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		120,000	120,905
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		305,000	310,060
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		90,000	93,128
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (d)		305,000	305,740
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)		1,010,000	983,808
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)		700,000	705,013
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)		625,000	608,188
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (d)		125,000	122,379
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (d)		1,725,000	1,708,496
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)		1,540,000	1,624,985
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		305,000	315,211
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		120,000	126,638
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,580,000	1,597,791
Kinetik Holdings LP 6.625% 12/15/2028 (d)		340,000	350,513
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)		640,000	668,965
Matador Resources Co 6% 4/15/2034 (d)		837,000	835,990
Matador Resources Co 6.5% 4/15/2032 (d)		690,000	704,670
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		415,000	408,960
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)		545,000	564,820
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (d)		1,575,000	1,652,021
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		800,000	802,773
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		280,000	297,186
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		825,000	854,272
Permian Resources Operating LLC 7% 1/15/2032 (d)		640,000	670,400
Permian Resources Operating LLC 8% 4/15/2027 (d)		100,000	100,616
Permian Resources Operating LLC 9.875% 7/15/2031 (d)		442,000	472,914
Prairie Acquiror LP 9% 8/1/2029 (d)		125,000	130,436
Range Resources Corp 4.75% 2/15/2030 (d)		435,000	430,653
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		280,000	275,586
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)(o)		560,000	589,917
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)(o)		355,000	365,629
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)		200,000	217,886
SM Energy Co 6.75% 8/1/2029 (d)		120,000	122,695
SM Energy Co 8.375% 7/1/2028 (d)		670,000	692,488
SM Energy Co 8.625% 11/1/2030 (d)		1,260,000	1,333,518
SM Energy Co 8.75% 7/1/2031 (d)		565,000	593,182
SM Energy Co 9.625% 6/15/2033 (d)		890,000	984,105
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		200,000	195,745
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		595,000	586,246
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		195,000	195,074
Sunoco LP 4.5% 10/1/2029 (d)		430,000	422,477
Sunoco LP 4.625% 5/1/2030 (d)		1,350,000	1,320,906
Sunoco LP 5.375% 7/15/2031 (d)(p)		450,000	451,051
Sunoco LP 5.625% 3/15/2031 (d)		235,000	237,020
Sunoco LP 5.625% 7/15/2034 (d)(p)		425,000	424,934
Sunoco LP 5.875% 3/15/2034 (d)		250,000	250,999
Sunoco LP 6.25% 7/1/2033 (d)(o)		495,000	509,813
Sunoco LP 6.625% 8/15/2032 (d)(o)		185,000	191,493
Sunoco LP 7% 5/1/2029 (d)		635,000	658,572
Sunoco LP 7.25% 5/1/2032 (d)		1,374,000	1,451,746
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)(o)		253,000	252,753
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		1,750,000	1,773,452
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		2,965,000	2,996,521
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		355,000	364,835
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375% 2/15/2029 (d)		1,045,000	1,083,367
Talos Production Inc 9% 2/1/2029 (d)(o)		95,000	98,938
Talos Production Inc 9.375% 2/1/2031 (d)(o)		100,000	106,401
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (d)		350,000	328,272
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (d)		305,000	314,951
Venture Global LNG Inc 7% 1/15/2030 (d)		60,000	60,861
Venture Global LNG Inc 8.125% 6/1/2028 (d)		45,000	46,174
Venture Global LNG Inc 8.375% 6/1/2031 (d)		328,000	335,884
Venture Global LNG Inc 9.5% 2/1/2029 (d)		840,000	900,945
Venture Global LNG Inc 9.875% 2/1/2032 (d)		750,000	794,579
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (d)		654,000	679,380
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		1,845,000	1,941,714
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)(o)		329,000	345,437
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		1,535,000	1,635,100
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		720,000	798,717
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)(o)		1,265,000	1,434,797
			67,825,584
TOTAL ENERGY			78,695,761
Financials - 4.7%
Banks - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		588,000	611,589
Western Alliance Bancorp 3% 6/15/2031 (g)(o)		564,000	556,882
			1,168,471
Capital Markets - 0.5%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (d)		400,000	387,399
Focus Financial Partners LLC 6.75% 9/15/2031 (d)		504,000	501,348
Hightower Holding LLC 6.75% 4/15/2029 (d)		100,000	99,152
Hightower Holding LLC 9.125% 1/31/2030 (d)		350,000	362,001
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,955,000	1,966,673
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		2,380,000	2,442,319
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,677,000	1,744,736
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)(o)		440,000	418,359
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)(o)		610,000	593,982
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)(o)		127,000	132,184
			8,648,153
Consumer Finance - 1.1%
Ally Financial Inc 6.646% 1/17/2040 (g)		386,000	385,095
Ally Financial Inc 6.7% 2/14/2033 (o)		708,000	738,292
Bread Financial Holdings Inc 6.75% 5/15/2031 (d)		90,000	91,695
Bread Financial Holdings Inc 8.375% 6/15/2035 (d)(g)		100,000	101,940
Cobra AcquisitionCo LLC 12.25% 11/1/2029 (d)		495,000	499,950
Cobra AcquisitionCo LLC 6.375% 11/1/2029 (d)		745,000	644,474
Encore Capital Group Inc 6.625% 4/15/2031 (d)		275,000	278,781
Encore Capital Group Inc 8.5% 5/15/2030 (d)(o)		530,000	566,991
Ford Motor Credit Co LLC 2.7% 8/10/2026		475,000	471,738
Ford Motor Credit Co LLC 5.8% 3/8/2029		400,000	412,049
LFS Topco LLC 8.75% 7/15/2030 (d)(o)		534,000	516,626
Navient Corp 11.5% 3/15/2031		1,160,000	1,226,509
Navient Corp 4.875% 3/15/2028		290,000	277,133
Navient Corp 5% 3/15/2027		615,000	605,693
Navient Corp 5.5% 3/15/2029 (o)		130,000	121,428
Navient Corp 5.625% 8/1/2033 (o)		1,688,000	1,386,587
Navient Corp 6.75% 6/15/2026		425,000	425,863
Navient Corp 7.875% 6/15/2032 (o)		1,030,000	961,215
Navient Corp 9.375% 7/25/2030		1,805,000	1,838,609
OneMain Finance Corp 3.875% 9/15/2028		1,100,000	1,064,266
OneMain Finance Corp 4% 9/15/2030		125,000	115,397
OneMain Finance Corp 5.375% 11/15/2029		125,000	123,582
OneMain Finance Corp 6.125% 5/15/2030 (o)		690,000	692,710
OneMain Finance Corp 6.5% 3/15/2033		135,000	133,770
OneMain Finance Corp 6.625% 1/15/2028		71,000	72,466
OneMain Finance Corp 6.625% 5/15/2029		290,000	296,054
OneMain Finance Corp 6.75% 3/15/2032		475,000	478,687
OneMain Finance Corp 6.75% 9/15/2033		893,000	886,314
OneMain Finance Corp 7.125% 11/15/2031		520,000	531,675
OneMain Finance Corp 7.125% 9/15/2032 (o)		360,000	368,157
OneMain Finance Corp 7.5% 5/15/2031		1,125,000	1,163,073
PRA Group Inc 5% 10/1/2029 (d)		225,000	207,688
PRA Group Inc 8.875% 1/31/2030 (d)		372,000	378,510
PROG Holdings Inc 6% 11/15/2029 (d)		990,000	972,002
SLM Corp 6.5% 1/31/2030		220,000	223,409
			19,258,428
Financial Services - 1.6%
Azorra Finance Ltd 6.25% 2/15/2034 (d)		125,000	122,919
Azorra Finance Ltd 7.25% 1/15/2031 (d)		150,000	156,368
Azorra Finance Ltd 7.75% 4/15/2030 (d)		185,000	194,338
Block Inc 3.5% 6/1/2031		720,000	676,075
Block Inc 5.625% 8/15/2030 (d)		470,000	476,162
Block Inc 6% 8/15/2033 (d)		335,000	340,422
Block Inc 6.5% 5/15/2032 (o)		646,000	664,578
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		240,000	224,477
Clue Opco LLC 9.5% 10/15/2031 (d)(o)		1,045,000	1,082,150
Freedom Funding Center LLC 12% 10/1/2037 pay-in-kind (d)(g)		243,000	253,328
Freedom Mortgage Corp 12.25% 10/1/2030 (d)		275,000	299,084
Freedom Mortgage Corp 6.625% 1/15/2027 (d)		535,000	534,405
Freedom Mortgage Holdings LLC 6.875% 5/1/2031 (d)		450,000	434,024
Freedom Mortgage Holdings LLC 9.125% 5/15/2031 (d)		125,000	129,390
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (d)		185,000	193,229
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (p)		282,000	280,298
HA Sustainable Infrastructure Capital Inc 6.375% 7/1/2034		1,155,000	1,194,356
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (g)		516,000	515,858
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (g)		1,113,000	1,172,612
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		198,000	195,030
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,210,000	1,030,445
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		240,000	236,393
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		55,000	52,317
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		105,000	84,022
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		130,000	136,200
LD Holdings Group LLC 6.125% 4/1/2028 (d)		75,000	66,757
Midcap Financial Issuer Trust 5.625% 1/15/2030 (d)		775,000	752,970
Midcap Financial Issuer Trust 6.5% 5/1/2028 (d)		1,580,000	1,568,264
MPH Acquisition Holdings LLC 11.5% 12/31/2030 pay-in-kind (d)(g)		270,479	240,726
MPH Acquisition Holdings LLC 5.75% 12/31/2030 (d)		625,506	458,565
NCR Atleos Corp 9.5% 4/1/2029 (d)		602,000	646,489
NFE Financing LLC 12% (d)(k)		1,342,820	485,429
P&L Development LLC / PLD Finance Corp 12% 5/15/2029 pay-in-kind (d)(g)		56,256	56,266
PennyMac Financial Services Inc 4.25% 2/15/2029 (d)		640,000	615,271
PennyMac Financial Services Inc 5.75% 9/15/2031 (d)		150,000	145,628
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		125,000	123,582
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		501,000	501,555
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		665,000	668,804
PennyMac Financial Services Inc 7.125% 11/15/2030 (d)		975,000	1,002,324
PennyMac Financial Services Inc 7.875% 12/15/2029 (d)		852,000	894,544
Rocket Cos Inc 6.125% 8/1/2030 (d)		1,390,000	1,426,076
Rocket Cos Inc 6.375% 8/1/2033 (d)		940,000	971,509
Rocket Cos Inc 6.5% 8/1/2029 (d)		125,000	128,421
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (d)		425,000	419,789
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		150,000	144,521
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (d)		575,000	540,394
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)		675,000	621,174
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		655,000	593,588
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 5.5% 5/15/2033 (d)	EUR	620,000	725,125
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		680,000	665,586
United Wholesale Mortgage LLC 5.5% 4/15/2029 (d)		435,000	426,619
United Wholesale Mortgage LLC 5.75% 6/15/2027 (d)		75,000	74,674
UWM Holdings LLC 6.25% 3/15/2031 (d)		720,000	695,644
UWM Holdings LLC 6.625% 2/1/2030 (d)		730,000	724,483
Walker & Dunlop Inc 6.625% 4/1/2033 (d)(o)		160,000	158,146
WEX Inc 6.5% 3/15/2033 (d)		279,000	280,405
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		1,067,000	1,123,375
			28,625,183
Insurance - 1.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		100,000	95,147
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,155,000	1,175,393
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,523,000	1,523,375
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,240,000	1,237,152
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		2,850,000	2,901,728
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		2,520,000	2,491,716
AmWINS Group Inc 4.875% 6/30/2029 (d)		475,000	461,171
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		400,000	387,528
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (d)		2,870,000	3,014,384
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (d)		2,432,000	2,420,245
HUB International Ltd 5.625% 12/1/2029 (d)		150,000	147,670
HUB International Ltd 7.25% 6/15/2030 (d)		1,895,000	1,954,606
HUB International Ltd 7.375% 1/31/2032 (d)		1,350,000	1,374,063
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		1,175,000	1,195,382
Ryan Specialty LLC 4.375% 2/1/2030 (d)		260,000	252,910
Ryan Specialty LLC 5.875% 8/1/2032 (d)		100,000	100,755
USI Inc/NY 7.5% 1/15/2032 (d)		555,000	569,314
			21,302,539
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (d)		890,000	885,531
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		255,000	257,536
Rithm Capital Corp 8% 4/1/2029 (d)		130,000	130,825
Rithm Capital Corp 8% 7/15/2030 (d)		480,000	482,213
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		190,000	188,846
Starwood Property Trust Inc 4.375% 1/15/2027 (d)		225,000	223,106
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		210,000	211,010
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		200,000	202,090
Starwood Property Trust Inc 6% 4/15/2030 (d)		180,000	184,170
Starwood Property Trust Inc 6.5% 10/15/2030 (d)(o)		465,000	484,603
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		645,000	670,816
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		410,000	429,621
			4,350,367
TOTAL FINANCIALS			83,353,141
Health Care - 3.2%
Biotechnology - 0.1%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (d)(o)		480,000	484,219
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		572,000	500,142
			984,361
Health Care Equipment & Supplies - 0.4%
AdaptHealth LLC 4.625% 8/1/2029 (d)		1,088,000	1,043,920
AdaptHealth LLC 5.125% 3/1/2030 (d)(o)		534,000	514,545
Bausch + Lomb Corp 8.375% 10/1/2028 (d)		615,000	637,294
Medline Borrower LP 5.25% 10/1/2029 (d)		1,010,000	1,009,920
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		3,035,000	3,132,035
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		119,000	125,214
			6,462,928
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(o)		565,000	583,277
Accendra Health Inc 6.625% 4/1/2030 (d)		685,000	329,580
AMN Healthcare Inc 4% 4/15/2029 (d)		575,000	547,634
AMN Healthcare Inc 6.5% 1/15/2031 (d)		75,000	75,306
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)		1,197,000	1,297,220
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		1,230,000	1,128,514
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,690,000	1,623,806
CHS/Community Health Systems Inc 6% 1/15/2029 (d)		125,000	124,523
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		1,145,000	1,012,307
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		775,000	816,710
Concentra Health Services Inc 6.875% 7/15/2032 (d)		360,000	375,891
CVS Health Corp 6.75% 12/10/2054 (g)(o)		206,000	214,276
CVS Health Corp 7% 3/10/2055 (g)(o)		2,731,000	2,872,537
DaVita Inc 3.75% 2/15/2031 (d)		2,475,000	2,312,870
DaVita Inc 4.625% 6/1/2030 (d)		1,245,000	1,218,763
DaVita Inc 6.75% 7/15/2033 (d)		460,000	477,610
DaVita Inc 6.875% 9/1/2032 (d)		1,140,000	1,184,558
Global Medical Response Inc 7.375% 10/1/2032 (d)		125,000	130,859
LifePoint Health Inc 10% 6/1/2032 (d)		1,827,000	1,905,568
LifePoint Health Inc 11% 10/15/2030 (d)		2,200,000	2,389,469
LifePoint Health Inc 5.375% 1/15/2029 (d)		1,500,000	1,465,945
LifePoint Health Inc 8.375% 2/15/2032 (d)		225,000	243,593
LifePoint Health Inc 9.875% 8/15/2030 (d)		945,000	1,008,284
Molina Healthcare Inc 6.25% 1/15/2033 (d)		903,000	888,296
Molina Healthcare Inc 6.5% 2/15/2031 (d)		1,105,000	1,108,530
National Mentor Holdings Inc 10.5% 12/15/2030 (d)		435,000	433,396
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		225,000	223,545
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		575,000	600,606
Radiology Partners Inc 8.5% 7/15/2032 (d)		130,000	133,858
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(g)		23,079	21,579
Star Parent Inc 9% 10/1/2030 (d)		328,000	332,909
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		240,000	239,709
TEAM Services Holding Inc 9% 2/15/2033 (d)(o)		570,000	557,551
Tenet Healthcare Corp 4.25% 6/1/2029		1,500,000	1,476,011
Tenet Healthcare Corp 4.375% 1/15/2030		2,010,000	1,973,374
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		255,000	258,170
Tenet Healthcare Corp 6% 11/15/2033 (d)(o)		690,000	713,067
Tenet Healthcare Corp 6.125% 10/1/2028 (o)		919,000	921,121
Tenet Healthcare Corp 6.125% 6/15/2030		1,975,000	2,014,408
Tenet Healthcare Corp 6.75% 5/15/2031		540,000	560,668
Tenet Healthcare Corp 6.875% 11/15/2031		1,175,000	1,284,804
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		698,000	698,218
			37,778,920
Health Care Technology - 0.2%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)		1,575,000	1,480,917
IQVIA Inc 6.25% 6/1/2032 (d)		1,590,000	1,635,596
IQVIA Inc 6.5% 5/15/2030 (d)(o)		185,000	190,219
			3,306,732
Pharmaceuticals - 0.4%
1261229 BC Ltd 10% 4/15/2032 (d)		3,653,000	3,777,687
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)		260,000	273,346
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		165,000	163,515
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		185,000	181,608
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(o)		2,325,000	2,066,008
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		225,000	218,250
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		580,000	540,538
Perrigo Finance Unlimited Co 6.125% 9/30/2032		310,000	303,327
			7,524,279
TOTAL HEALTH CARE			56,057,220
Industrials - 4.5%
Aerospace & Defense - 1.0%
ATI Inc 5.125% 10/1/2031		245,000	246,164
ATI Inc 7.25% 8/15/2030		424,000	444,128
Axon Enterprise Inc 6.125% 3/15/2030 (d)(o)		770,000	793,582
Axon Enterprise Inc 6.25% 3/15/2033 (d)		645,000	668,555
Carpenter Technology Corp 5.625% 3/1/2034 (d)		360,000	367,084
OneSky Flight LLC 8.875% 12/15/2029 (d)(o)		215,000	228,819
TransDigm Inc 4.625% 1/15/2029		175,000	174,479
TransDigm Inc 6% 1/15/2033 (d)		1,165,000	1,185,608
TransDigm Inc 6.125% 7/31/2034 (d)		1,525,000	1,548,997
TransDigm Inc 6.25% 1/31/2034 (d)		415,000	429,317
TransDigm Inc 6.375% 3/1/2029 (d)		600,000	615,750
TransDigm Inc 6.375% 5/31/2033 (d)		1,940,000	1,980,028
TransDigm Inc 6.625% 3/1/2032 (d)		1,730,000	1,792,266
TransDigm Inc 6.75% 1/31/2034 (d)		1,505,000	1,561,861
TransDigm Inc 6.75% 8/15/2028 (d)		110,000	111,925
TransDigm Inc 6.875% 12/15/2030 (d)		1,191,000	1,239,537
TransDigm Inc 7.125% 12/1/2031 (d)		1,554,000	1,628,733
			15,016,833
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		535,000	558,070
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		245,000	259,999
			818,069
Building Products - 0.7%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (d)		285,000	287,172
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		820,000	834,332
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)(o)		250,000	261,756
Builders FirstSource Inc 4.25% 2/1/2032 (d)(o)		260,000	247,967
Builders FirstSource Inc 5% 3/1/2030 (d)		70,000	69,482
Builders FirstSource Inc 6.375% 3/1/2034 (d)		534,000	550,029
Builders FirstSource Inc 6.375% 6/15/2032 (d)		349,000	358,594
Builders FirstSource Inc 6.75% 5/15/2035 (d)		834,000	870,333
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		205,000	154,777
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		555,000	276,999
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)(o)		140,000	101,762
CP Atlas Buyer Inc 9.75% 7/15/2030 (d)		765,000	765,726
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		895,000	926,321
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		175,000	182,474
Griffon Corp 5.75% 3/1/2028		150,000	149,922
JH North America Holdings Inc 6.125% 7/31/2032 (d)		125,000	128,294
Masterbrand Inc 7% 7/15/2032 (d)(o)		25,000	25,160
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)(o)		1,069,000	1,077,874
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		140,000	131,194
New Enterprise Stone & Lime Co Inc 5.25% 7/15/2028 (d)		990,000	990,146
Shea Homes LP / Shea Homes Funding Corp 4.75% 2/15/2028		600,000	596,906
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		175,000	172,792
Standard Building Solutions Inc 5.875% 3/15/2034 (d)(o)		260,000	259,366
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		775,000	789,455
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,110,000	1,142,564
Standard Industries Inc/NY 3.375% 1/15/2031 (d)		100,000	92,305
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		620,000	598,139
Standard Industries Inc/NY 4.75% 1/15/2028 (d)		125,000	124,610
			12,166,451
Commercial Services & Supplies - 1.3%
ACCO Brands Corp 4.25% 3/15/2029 (d)		785,000	722,172
ADT Security Corp/The 5.875% 10/15/2033 (d)(o)		255,000	259,173
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,255,000	1,241,733
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)(o)		1,205,000	1,254,227
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		2,047,000	2,162,673
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		585,000	580,632
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		490,000	485,347
Artera Services LLC 8.5% 2/15/2031 (d)		1,640,000	1,370,987
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		1,025,000	957,217
Clean Harbors Inc 5.75% 10/15/2033 (d)		125,000	127,955
Clean Harbors Inc 6.375% 2/1/2031 (d)		95,000	97,538
CoreCivic Inc 4.75% 10/15/2027		115,000	115,028
CoreCivic Inc 8.25% 4/15/2029		130,000	135,000
GEO Group Inc/The 10.25% 4/15/2031		380,000	408,001
GEO Group Inc/The 8.625% 4/15/2029		300,000	312,155
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (d)		230,000	230,827
GFL Environmental Inc 3.5% 9/1/2028 (d)		90,000	88,001
GFL Environmental Inc 4% 8/1/2028 (d)		275,000	270,744
GFL Environmental Inc 4.375% 8/15/2029 (d)		455,000	446,913
GFL Environmental Inc 4.75% 6/15/2029 (d)		110,000	109,287
GFL Environmental Inc 6.75% 1/15/2031 (d)		85,000	89,152
Madison IAQ LLC 4.125% 6/30/2028 (d)		940,000	927,672
Madison IAQ LLC 5.875% 6/30/2029 (d)		965,000	962,689
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		1,940,000	1,958,050
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		1,700,000	1,704,250
Neptune Bidco US Inc 9.5% 2/15/2033 (d)		1,295,000	1,267,534
OT Midco Inc 10% 2/15/2030 (d)		420,000	178,319
Reworld Holding Corp 4.875% 12/1/2029 (d)		720,000	693,881
Sabre Financial Borrower LLC 11.125% 6/15/2029 (d)		535,000	515,489
Veritiv Operating Co 10.5% 11/30/2030 (d)		305,000	326,341
VT Topco Inc 8.5% 8/15/2030 (d)		220,000	218,553
Waste Pro USA Inc 7% 2/1/2033 (d)		190,000	197,742
Williams Scotsman Inc 6.625% 4/15/2030 (d)(o)		240,000	248,651
Williams Scotsman Inc 6.625% 6/15/2029 (d)		440,000	454,497
Williams Scotsman Inc 7.375% 10/1/2031 (d)		706,000	739,148
			21,857,578
Construction & Engineering - 0.1%
AECOM 6% 8/1/2033 (d)		595,000	607,948
Amsted Industries Inc 4.625% 5/15/2030 (d)		415,000	410,622
Amsted Industries Inc 6.375% 3/15/2033 (d)		295,000	306,576
Arcosa Inc 6.875% 8/15/2032 (d)		265,000	278,020
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (d)		430,000	453,745
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		565,000	570,605
			2,627,516
Electrical Equipment - 0.2%
Sensata Technologies BV 4% 4/15/2029 (d)		204,000	199,677
Sensata Technologies BV 5.875% 9/1/2030 (d)		1,255,000	1,269,503
WESCO Distribution Inc 5.25% 4/15/2031 (d)		400,000	399,292
WESCO Distribution Inc 5.5% 4/15/2034 (d)		515,000	518,997
WESCO Distribution Inc 6.375% 3/15/2029 (d)		140,000	143,924
WESCO Distribution Inc 6.375% 3/15/2033 (d)(o)		285,000	297,147
WESCO Distribution Inc 6.625% 3/15/2032 (d)		140,000	145,638
WESCO Distribution Inc 7.25% 6/15/2028 (d)		215,000	216,568
			3,190,746
Ground Transportation - 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.75% 4/1/2028 (d)		350,000	341,993
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		150,000	143,612
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)		200,000	198,250
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		820,000	827,175
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(o)		240,000	236,007
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)(o)		1,185,000	1,221,422
RXO Inc 6.375% 5/15/2031 (d)		50,000	48,672
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (d)		630,000	662,888
XPO Inc 6.25% 6/1/2028 (d)		250,000	254,019
XPO Inc 7.125% 2/1/2032 (d)(o)		260,000	272,476
XPO Inc 7.125% 6/1/2031 (d)		90,000	93,520
			4,300,034
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		110,000	108,933
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		155,000	163,439
			272,372
Machinery - 0.3%
Allison Transmission Inc 5.875% 12/1/2033 (d)		195,000	199,138
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(g)		490,132	541,597
Chart Industries Inc 7.5% 1/1/2030 (d)		325,000	337,614
Chart Industries Inc 9.5% 1/1/2031 (d)		220,000	231,421
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)(o)		380,000	390,663
Enpro Inc 6.125% 6/1/2033 (d)		760,000	784,356
Lsf12 Helix Parent LLC 7.125% 2/1/2033 (d)		125,000	125,484
Mueller Water Products Inc 4% 6/15/2029 (d)		875,000	850,006
Stevens Holding Co Inc 6.125% 10/1/2026 (d)		370,000	367,873
Terex Corp 5% 5/15/2029 (d)		360,000	359,405
Terex Corp 6.25% 10/15/2032 (d)		165,000	169,928
Titan International Inc 7% 4/30/2028		365,000	366,158
Trinity Industries Inc 7.75% 7/15/2028 (d)		190,000	195,478
			4,919,121
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)		145,000	147,780
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		20,834	20,862
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)		1,465,000	1,481,564
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		367,000	372,962
United Airlines Holdings Inc 4.875% 3/1/2029		665,000	669,574
United Airlines Holdings Inc 5.375% 3/1/2031		595,000	605,764
United Airlines Inc 4.625% 4/15/2029 (d)		330,000	329,751
			3,628,257
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (d)		410,000	422,092
ION Platform Finance US Inc / ION Platform Finance SARL 4.625% 5/1/2028 (d)		120,000	111,052
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		160,000	148,211
			681,355
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc 9% 6/1/2029 (d)		110,000	103,863
Dcli Bidco LLC 7.75% 11/15/2029 (d)		260,000	266,671
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(o)		125,000	131,212
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(o)		175,000	185,173
Herc Holdings Inc 5.75% 3/15/2031 (d)(o)		335,000	339,597
Herc Holdings Inc 6% 3/15/2034 (d)		255,000	256,360
Herc Holdings Inc 6.625% 6/15/2029 (d)		330,000	340,724
Herc Holdings Inc 7% 6/15/2030 (d)(o)		1,434,000	1,502,713
Herc Holdings Inc 7.25% 6/15/2033 (d)(o)		534,000	564,474
QXO Building Products Inc 6.75% 4/30/2032 (d)(o)		790,000	818,216
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		120,000	125,001
United Rentals North America Inc 3.75% 1/15/2032		150,000	141,559
United Rentals North America Inc 3.875% 11/15/2027		80,000	79,534
United Rentals North America Inc 3.875% 2/15/2031		1,015,000	977,895
United Rentals North America Inc 4% 7/15/2030		627,000	610,056
United Rentals North America Inc 4.875% 1/15/2028		470,000	469,727
United Rentals North America Inc 5.375% 11/15/2033 (d)		875,000	882,134
United Rentals North America Inc 6.125% 3/15/2034 (d)		700,000	733,307
			8,528,216
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		129,000	135,118
Star Leasing Co LLC 7.625% 2/15/2030 (d)		385,000	366,121
			501,239
TOTAL INDUSTRIALS			78,507,787
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)(o)		295,000	295,159
Lightning Power LLC 7.25% 8/15/2032 (d)		118,000	125,276
Sensata Technologies Inc 3.75% 2/15/2031 (d)		270,000	254,544
Sensata Technologies Inc 4.375% 2/15/2030 (d)		75,000	73,569
Sensata Technologies Inc 6.625% 7/15/2032 (d)(o)		185,000	193,656
Zebra Technologies Corp 6.5% 6/1/2032 (d)		120,000	122,997
			1,065,201
IT Services - 0.3%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,306,000	1,283,638
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(o)		310,000	304,307
CoreWeave Inc 9% 2/1/2031 (d)		1,410,000	1,360,462
CoreWeave Inc 9.25% 6/1/2030 (d)		1,110,000	1,087,189
Fortress Intermediate 3 Inc 7.5% 6/1/2031 (d)		910,000	889,674
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		605,000	565,993
Sabre GLBL Inc 10.75% 11/15/2029 (d)		71,000	51,788
			5,543,051
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc 5.875% 10/1/2033 (d)		135,000	137,759
Entegris Inc 3.625% 5/1/2029 (d)(o)		265,000	254,351
Entegris Inc 4.375% 4/15/2028 (d)		150,000	148,718
Entegris Inc 4.75% 4/15/2029 (d)		250,000	250,208
Entegris Inc 5.95% 6/15/2030 (d)(o)		3,225,000	3,288,645
ON Semiconductor Corp 3.875% 9/1/2028 (d)		10,000	9,789
Qnity Electronics Inc 5.75% 8/15/2032 (d)		675,000	690,638
Qnity Electronics Inc 6.25% 8/15/2033 (d)		295,000	306,298
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (g)		129,378	95,858
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(g)		672,532	718,802
			5,901,066
Software - 1.0%
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)		200,000	164,073
Cloud Software Group Inc 8.25% 6/30/2032 (d)		1,080,000	1,080,905
Cloud Software Group Inc 9% 9/30/2029 (d)		5,140,000	5,033,340
Crowdstrike Holdings Inc 3% 2/15/2029		225,000	213,663
Gen Digital Inc 6.25% 4/1/2033 (d)		190,000	189,086
Gen Digital Inc 6.75% 9/30/2027 (d)		125,000	125,951
Gen Digital Inc 7.125% 9/30/2030 (d)		905,000	919,141
McAfee Corp 7.375% 2/15/2030 (d)		3,355,000	2,745,043
NCR Voyix Corp 5.125% 4/15/2029 (d)		533,000	522,960
Oracle Corp 3.6% 4/1/2040		1,666,000	1,258,990
Oracle Corp 4.55% 2/4/2029		140,000	140,266
Oracle Corp 4.95% 2/4/2031		140,000	139,713
Oracle Corp 5.35% 5/4/2033		140,000	140,472
Oracle Corp 5.7% 2/4/2036		140,000	140,078
Oracle Corp 6.55% 2/4/2046		195,000	190,018
Oracle Corp 6.7% 2/4/2056		140,000	135,766
Oracle Corp 6.85% 2/4/2066		28,000	26,824
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (g)(h)		140,000	139,800
Rackspace Finance LLC 3.5% 5/15/2028 (d)		396,625	161,376
SS&C Technologies Inc 5.5% 9/30/2027 (d)		275,000	274,586
SS&C Technologies Inc 6.5% 6/1/2032 (d)		410,000	417,894
UKG Inc 6.875% 2/1/2031 (d)		1,410,000	1,367,910
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (d)		1,715,000	1,953,234
			17,481,089
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		230,000	235,296
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		325,000	334,475
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		85,000	89,689
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		105,000	110,452
			769,912
TOTAL INFORMATION TECHNOLOGY			30,760,319
Materials - 3.1%
Chemicals - 1.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(g)		560,274	484,637
Ashland Inc 3.375% 9/1/2031 (d)		250,000	230,312
Ashland Inc 6.875% 5/15/2043		275,000	289,760
Avient Corp 6.25% 11/1/2031 (d)		420,000	433,729
Avient Corp 7.125% 8/1/2030 (d)		1,500,000	1,545,705
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		500,000	525,635
Celanese US Holdings LLC 6.5% 4/15/2030 (o)		185,000	189,546
Celanese US Holdings LLC 6.75% 4/15/2033 (o)		635,000	651,066
Celanese US Holdings LLC 6.879% 7/15/2032 (g)(o)		255,000	268,825
Celanese US Holdings LLC 7% 2/15/2031		750,000	772,577
Celanese US Holdings LLC 7.05% 11/15/2030 (g)		420,000	447,794
Celanese US Holdings LLC 7.2% 11/15/2033 (g)(o)		1,925,000	2,068,117
Celanese US Holdings LLC 7.375% 2/15/2034 (o)		820,000	842,399
Chemours Co/The 4.625% 11/15/2029 (d)(o)		380,000	359,940
Chemours Co/The 5.75% 11/15/2028 (d)(o)		545,000	548,169
Chemours Co/The 7.875% 3/15/2034 (d)(p)		540,000	539,326
Chemours Co/The 8% 1/15/2033 (d)(o)		440,000	447,500
CompoSecure Holdings LLC 5.625% 2/1/2033 (d)(o)		695,000	691,525
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		1,807,000	1,802,191
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		244,144	128,597
GrafTech Finance Inc 4.625% 12/23/2029 (d)		510,000	247,350
Iris Holding Inc 10% 12/15/2028 (d)		175,000	159,841
Mativ Holdings Inc 8% 10/1/2029 (d)		340,000	335,550
Methanex US Operations Inc 6.25% 3/15/2032 (d)		490,000	507,151
Olin Corp 5% 2/1/2030 (o)		950,000	923,846
Olin Corp 6.625% 4/1/2033 (d)(o)		445,000	434,530
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,255,000	1,226,884
Olympus Water US Holding Corp 6.75% 8/1/2032 (d)(o)		725,000	713,697
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)(o)		716,000	712,755
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(o)		405,000	414,374
Perimeter Holdings LLC 6.25% 1/15/2034 (d)		490,000	492,234
Scotts Miracle-Gro Co/The 4% 4/1/2031		775,000	732,730
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		150,000	142,550
SK Invictus Intermediate II Sarl 5% 10/30/2029 (d)		275,000	270,859
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		395,000	399,274
Tronox Inc 4.625% 3/15/2029 (d)(o)		750,000	579,887
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		1,305,000	1,250,107
WR Grace Holdings LLC 6.625% 8/15/2032 (d)(o)		1,465,000	1,482,034
WR Grace Holdings LLC 7% 8/1/2033 (d)		1,531,000	1,558,788
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		310,000	318,238
			26,170,029
Construction Materials - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc 7.5% 2/1/2032 (d)		80,000	81,493
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		3,380,000	3,512,828
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		2,280,000	2,369,960
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		645,000	645,870
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		300,000	318,715
			6,928,866
Containers & Packaging - 0.4%
Ardagh Group SA 12% 12/1/2030 pay-in-kind (d)(m)		300,000	289,500
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		950,000	906,714
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)		185,000	189,350
Ball Corp 5.5% 9/15/2033		90,000	92,617
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		610,000	614,606
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)(o)		140,000	142,146
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(o)		665,000	662,070
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)		325,000	333,914
Graphic Packaging International LLC 3.5% 3/15/2028 (d)		250,000	243,048
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(o)		580,000	548,899
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(o)		565,000	572,336
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (d)		405,000	414,619
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		185,000	187,570
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)		1,295,000	1,328,535
TriMas Corp 4.125% 4/15/2029 (d)		255,000	246,141
			6,772,065
Metals & Mining - 0.8%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		1,150,000	1,215,811
Alumina Pty Ltd 6.375% 9/15/2032 (d)		330,000	342,619
Arsenal AIC Parent LLC 11.5% 10/1/2031 (d)		1,105,000	1,218,623
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		1,105,000	1,167,190
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (d)		440,000	442,357
Century Aluminum Co 6.875% 8/1/2032 (d)		345,000	356,853
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		330,000	334,896
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		210,000	216,302
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		765,000	776,954
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(o)		835,000	856,904
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		1,215,000	1,268,153
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)(o)		310,000	318,144
Coeur Mining Inc 5.125% 2/15/2029 (d)		105,000	104,671
Commercial Metals Co 3.875% 2/15/2031		120,000	114,102
Commercial Metals Co 4.125% 1/15/2030		140,000	136,849
Commercial Metals Co 5.75% 11/15/2033 (d)		480,000	489,737
Commercial Metals Co 6% 12/15/2035 (d)(o)		534,000	546,948
Constellium SE 6.375% 8/15/2032 (d)		565,000	588,045
Hecla Mining Co 7.25% 2/15/2028		962,000	962,948
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		255,000	257,840
Novelis Corp 3.875% 8/15/2031 (d)(o)		80,000	73,112
Novelis Corp 4.75% 1/30/2030 (d)		1,175,000	1,138,698
Novelis Corp 6.375% 8/15/2033 (d)		115,000	116,252
Novelis Corp 6.875% 1/30/2030 (d)		760,000	784,531
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		225,000	221,740
			14,050,279
Paper & Forest Products - 0.0%
LABL Inc 10.5% (d)(k)		560,000	32,199
LABL Inc 5.875% (d)(k)		180,000	72,225
LABL Inc 8.625% (d)(k)		175,000	70,219
LABL Inc 9.5% (d)(k)		145,000	58,181
Magnera Corp 7.25% 11/15/2031 (d)		300,000	293,633
			526,457
TOTAL MATERIALS			54,447,696
Real Estate - 1.2%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		995,000	940,256
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)		555,000	553,658
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,085,000	1,055,252
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		870,000	882,360
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		527,000	534,487
			3,966,013
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		120,000	117,363
Diversified Healthcare Trust 4.375% 3/1/2031		400,000	361,810
Diversified Healthcare Trust 4.75% 2/15/2028		25,000	24,446
Diversified Healthcare Trust 7.25% 10/15/2030 (d)		100,000	103,989
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	115,000	133,173
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,210,000	925,698
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		275,000	237,598
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,342,000	1,315,165
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		665,000	711,735
Omega Healthcare Investors Inc 3.25% 4/15/2033		522,000	471,354
			4,402,331
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)		50,000	49,112
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% 10/1/2028 (d)		100,000	99,991
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		605,000	626,400
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (d)		340,000	335,328
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (d)(p)		675,000	679,925
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		495,000	512,215
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(o)		760,000	789,480
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)		100,000	102,684
			3,195,135
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		85,200	86,124
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		53,000	50,132
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		91,000	89,704
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		100,000	107,751
Brandywine Operating Partnership LP 6.125% 1/15/2031		275,000	260,954
Brandywine Operating Partnership LP 8.875% 4/12/2029		50,000	53,116
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (d)		835,000	837,132
Five Point Operating Co LP 8% 10/1/2030 (d)		195,000	201,934
Forestar Group Inc 6.5% 3/15/2033 (d)(o)		1,170,000	1,197,847
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		50,000	52,246
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,005,000	973,087
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		1,043,000	992,010
Howard Hughes Corp/The 5.875% 3/1/2032 (d)		905,000	904,546
Howard Hughes Corp/The 6.125% 3/1/2034 (d)		1,252,000	1,249,408
Hunt Cos Inc 5.25% 4/15/2029 (d)		650,000	619,978
Kennedy-Wilson Inc 4.75% 2/1/2030		260,000	252,178
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		263,000	265,292
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		175,000	178,498
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		325,000	335,820
Weekley Homes LLC / Weekley Finance Corp 6.75% 1/15/2034 (d)		300,000	301,740
			9,009,497
Specialized REITs - 0.0%
Millrose Properties Inc 6.25% 9/15/2032 (d)		415,000	420,205
Millrose Properties Inc 6.375% 8/1/2030 (d)		545,000	559,116
SBA Communications Corp 3.125% 2/1/2029		200,000	192,294
			1,171,615
TOTAL REAL ESTATE			21,744,591
Utilities - 2.1%
Electric Utilities - 1.3%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		60,000	55,802
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		390,000	369,464
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		120,000	119,608
Clearway Energy Operating LLC 5.75% 1/15/2034 (d)		270,000	273,558
Edison International 4.8% 3/15/2031		282,000	281,831
Edison International 6.25% 3/15/2030		208,000	219,999
Edison International 7.875% 6/15/2054 (g)		186,000	193,633
Edison International 8.125% 6/15/2053 (g)		241,000	250,516
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		195,000	198,757
NRG Energy Inc 3.375% 2/15/2029 (d)		350,000	337,327
NRG Energy Inc 3.625% 2/15/2031 (d)		715,000	674,907
NRG Energy Inc 3.875% 2/15/2032 (d)		625,000	586,372
NRG Energy Inc 5.25% 6/15/2029 (d)		1,037,000	1,040,619
NRG Energy Inc 5.75% 1/15/2034 (d)(o)		410,000	415,606
NRG Energy Inc 5.75% 7/15/2029 (d)		760,000	761,313
NRG Energy Inc 6% 1/15/2036 (d)		1,105,000	1,124,524
NRG Energy Inc 6% 2/1/2033 (d)		215,000	220,206
NRG Energy Inc 6.25% 11/1/2034 (d)(o)		985,000	1,018,656
Pacific Gas and Electric Co 5.2% 5/1/2036		100,000	100,332
Pacific Gas and Electric Co 6% 5/1/2056		100,000	98,767
PacifiCorp 7.375% 9/15/2055 (g)		381,000	385,866
PG&E Corp 5% 7/1/2028		335,000	334,114
PG&E Corp 5.25% 7/1/2030		1,020,000	1,020,845
PG&E Corp 6.85% 9/15/2056 (g)		1,384,000	1,381,759
PG&E Corp 7.375% 3/15/2055 (g)		1,459,000	1,510,035
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		850,000	840,507
Vistra Operations Co LLC 5% 7/31/2027 (d)		1,287,000	1,285,144
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		662,000	661,770
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		225,000	236,705
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		2,565,000	2,710,590
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(o)		290,000	301,005
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)(o)		1,800,000	1,866,332
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		1,105,000	1,170,030
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		785,000	830,918
			22,877,417
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		140,000	141,154
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (d)		905,000	935,394
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (d)		240,000	256,889
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)		205,000	197,428
			1,530,865
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 6.95% 7/15/2055 (g)		504,000	487,000
AES Corp/The 7.6% 1/15/2055 (g)		115,000	115,607
Alpha Generation LLC 6.25% 1/15/2034 (d)		255,000	258,954
Alpha Generation LLC 6.75% 10/15/2032 (d)(o)		825,000	857,190
Calpine LLC 5.125% 3/15/2028 (d)		2,289,000	2,288,152
Constellation Energy Generation LLC 5% 2/1/2031 (d)		1,710,000	1,735,880
Sunnova Energy Corp 5.875% (b)(d)(k)		595,000	1,487
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		1,285,000	1,307,609
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		1,285,000	1,321,196
Talen Energy Supply LLC 8.625% 6/1/2030 (d)		2,365,000	2,488,458
TerraForm Power Operating LLC 5% 1/31/2028 (d)		626,000	626,796
VoltaGrid LLC 7.375% 11/1/2030 (d)		565,000	589,968
			12,078,297
TOTAL UTILITIES			36,486,579
TOTAL UNITED STATES			637,941,800
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (d)		270,000	270,868
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		590,000	617,330
First Quantum Minerals Ltd 8% 3/1/2033 (d)		600,000	639,372
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		410,000	429,807

TOTAL ZAMBIA			1,957,377
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $709,385,243)			717,821,652

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (b)(c)	19,744	248,182
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (m)	2,823	282,300
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $582,194)		530,482

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (d)(g)(n)	180,000	192,535
UNITED STATES - 0.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.625% (g)(n)	245,000	248,701
Energy Transfer LP Series G, 7.125% (g)(n)	117,000	123,764
Mesquite Energy Inc 7.25% (b)(k)(n)	3,242,000	324
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (g)(h)(n)(o)	781,000	782,764
Sunoco LP 7.875% (d)(g)(n)	488,000	521,880
Venture Global LNG Inc 9% (d)(g)(n)	3,445,000	3,143,101
TOTAL ENERGY		4,820,534
Financials - 0.2%
Banks - 0.2%
Bank of America Corp 6.25% (g)(n)	240,000	248,368
Bank of America Corp 6.625% (g)(n)	75,000	78,908
BW Real Estate Inc 9.5% (d)(g)(n)(o)	325,000	345,216
Citigroup Inc 6.5% (g)(n)	420,000	427,610
Citigroup Inc 6.625% (g)(n)	434,000	455,089
Citigroup Inc 6.75% (g)(n)	150,000	153,840
Citigroup Inc 6.875% (g)(n)	125,000	128,482
Citigroup Inc 6.95% (g)(n)	105,000	108,236
		1,945,749
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (g)(n)	130,000	136,602
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (g)(n)	318,000	301,072
Ally Financial Inc 4.7% (g)(n)(o)	260,000	259,708
		560,780
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(g)(n)	90,489	91,390
TOTAL FINANCIALS		2,734,521
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (g)(n)	859,000	859,189
Aircastle Ltd 5.25% (d)(g)(n)	467,000	478,030
TOTAL INDUSTRIALS		1,337,219
Utilities - 0.4%
Electric Utilities - 0.1%
NRG Energy Inc 10.25% (d)(g)(n)	1,041,000	1,195,278
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp 7% (d)(g)(n)	1,225,000	1,257,571
Vistra Corp 8% (d)(g)(n)	2,055,000	2,150,713
Vistra Corp 8.875% (d)(g)(n)	2,275,000	2,530,944
		5,939,228
TOTAL UTILITIES		7,134,506
TOTAL UNITED STATES		16,026,780
TOTAL PREFERRED SECURITIES (Cost $18,697,523)		16,219,315

U.S. Treasury Obligations - 1.6%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2046	4.57	699,000	703,915
US Treasury Notes 2.625% 5/31/2027 (u)(v)	3.21	1,530,000	1,513,983
US Treasury Notes 3.375% 11/30/2027	3.57	1,215,000	1,214,241
US Treasury Notes 3.375% 12/31/2027	3.44 to 3.49	3,500,000	3,498,086
US Treasury Notes 3.5% 10/31/2027	3.49	1,490,000	1,491,688
US Treasury Notes 3.5% 9/30/2027	3.50 to 3.60	1,975,000	1,977,160
US Treasury Notes 3.625% 8/31/2027	3.50	1,980,000	1,985,182
US Treasury Notes 3.75% 5/31/2030	3.67 to 3.80	1,416,000	1,430,768
US Treasury Notes 3.75% 6/30/2027	3.76	875,000	878,281
US Treasury Notes 4% 2/15/2034	3.87 to 4.44	7,546,000	7,645,336
US Treasury Notes 4% 5/31/2030	3.95	1,700,000	1,734,664
US Treasury Notes 4.125% 2/28/2027 (u)	3.81	2,000,000	2,011,563
US Treasury Notes 4.25% 5/15/2035	4.27	1,225,000	1,256,438
US Treasury Notes 4.625% 2/15/2035	4.38	1,000,000	1,055,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,098,788)			28,396,461

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	3.70	11,088,641	11,090,858
Fidelity Securities Lending Cash Central Fund (w)(x)	3.69	25,000,125	25,002,626
State Street Institutional U.S. Government Money Market Fund Premier Class (y)	3.63	13,243,455	13,243,455
TOTAL MONEY MARKET FUNDS (Cost $49,336,792)			49,336,939

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,697,543,155)	1,783,931,579
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(23,387,080)
NET ASSETS - 100.0%	1,760,544,499

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	66	6/2026	7,509,563	49,841
CBOT 2Y US Treasury Notes Contracts (United States)	10	6/2026	2,092,344	3,020
CBOT 5Y US Treasury Notes Contracts (United States)	99	6/2026	10,901,602	41,685
CBOT US Treasury Long Bond Contracts (United States)	5	6/2026	592,031	4,712

TOTAL LONG				99,258

SHORT

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	(2)	6/2026	(243,125)	(2,854)

TOTAL FUTURES CONTRACTS				96,404
The notional amount of long futures as a percentage of Net Assets is 1.1%.
The notional amount of short futures as a percentage of Net Assets is 0.0%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	297,825	CAD	410,000	HSBC Bank USA NA	4/2026	(3,442)
USD	2,000,310	EUR	1,676,783	Deutsche Bank AG	5/2026	11,297
USD	1,013,550	GBP	756,491	HSBC Bank USA NA	4/2026	(6,114)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,741
Unrealized Appreciation						11,297
Unrealized Depreciation						(9,556)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Whirlpool Corp 4.75% 2/26/2029		12/2030	ICE	(0.01%)	Quarterly	519,000	30,471	(28,937)	1,534

Sell Protection
Carvana Co 5.5% 4/15/2027	Caa1	12/2030	JPMorgan Chase Bank NA	0.05%	Quarterly	27,000	2,568	(1,967)	601
Carvana Co 5.5% 4/15/2027	Caa1	12/2030	Goldman Sachs International	0.05%	Quarterly	27,000	2,568	(2,024)	544
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly	18,146,700	1,317,910	(1,336,396)	(18,486)

TOTAL SELL PROTECTION							1,323,046	(1,340,387)	(17,341)
TOTAL CREDIT DEFAULT SWAPS							(1,353,517)	(1,369,324)	(15,807)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $630,530,146 or 35.8% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,844,224 or 0.1% of net assets.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $98,557 and $94,335, respectively.

(k)	Non-income producing - Security is in default.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security or a portion of the security is on loan at period end.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,266,832 or 0.1% of net assets.

(r)	Principal Only Strips represent the right to receive the monthly principal payments.
(s)	Affiliated fund.
(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,461,284.
(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $602,625.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.
(y)	The rate quoted is the annualized seven-day yield of the fund at period end.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group Inc	12/16/2022	975,145

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,381,011	83,317,350	75,607,189	214,483	(313)	(1)	11,090,858	11,088,641	0.0%
Fidelity Securities Lending Cash Central Fund	-	85,583,359	60,580,811	38,219	78	-	25,002,626	25,000,125	0.1%
Total	3,381,011	168,900,709	136,188,000	252,702	(235)	(1)	36,093,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Capital & Income Fund	177,581,108	66,279,676	53,289,066	10,148,476	1,402,738	16,927,160	208,901,616	18,905,124
	177,581,108	66,279,676	53,289,066	10,148,476	1,402,738	16,927,160	208,901,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,000,005	-	1,000,005	-

Bank Loan Obligations
Communication Services	8,306,790	-	8,306,790	-
Consumer Discretionary	6,145,464	-	6,130,301	15,163
Consumer Staples	277,830	-	259,051	18,779
Energy	1,409,946	-	1,344,312	65,634
Financials	4,382,962	-	4,382,962	-
Health Care	3,539,355	-	1,728,353	1,811,002
Industrials	4,209,457	-	3,886,929	322,528
Information Technology	8,399,700	-	7,399,800	999,900
Materials	5,199,615	-	5,159,045	40,570
Utilities	1,298,039	-	1,114,006	184,033

Common Stocks
Communication Services	2,593,665	-	-	2,593,665
Energy	9,845,947	209,257	-	9,636,690
Financials	24,314	-	-	24,314
Health Care	675,244	478,637	-	196,607
Information Technology	963,056	-	-	963,056
Materials	1,881,714	37,490	-	1,844,224
Utilities	2,746,146	893,369	-	1,852,777

Convertible Corporate Bonds
Communication Services	2,424,232	-	2,424,232	-
Consumer Discretionary	348,348	-	348,348	-
Energy	635,394	-	635,394	-
Financials	1,159,370	-	1,159,370	-
Information Technology	2,166,382	-	2,166,382	-
Utilities	469,203	-	469,203	-

Convertible Preferred Stocks
Consumer Discretionary	424,605	-	424,605	-
Financials	965,269	-	488,294	476,975
Industrials	532,451	-	532,451	-
Information Technology	513,652	-	513,652	-
Utilities	559,125	-	559,125	-

Fixed-Income Funds	896,746,536	896,746,536	-	-

Municipal Securities
Other	1,782,914	-	1,782,914	-

Non-Convertible Corporate Bonds
Communication Services	101,083,930	-	101,082,378	1,552
Consumer Discretionary	111,344,852	-	111,336,469	8,383
Consumer Staples	15,689,320	-	15,689,320	-
Energy	89,213,606	-	89,213,606	-
Financials	91,640,775	-	91,640,775	-
Health Care	59,286,649	-	59,286,649	-
Industrials	85,786,997	-	85,786,997	-
Information Technology	31,724,405	-	31,724,405	-
Materials	70,081,514	-	70,081,514	-
Real Estate	22,868,907	-	22,868,907	-
Utilities	39,100,697	-	39,099,210	1,487

Non-Convertible Preferred Stocks
Communication Services	248,182	-	-	248,182
Information Technology	282,300	282,300	-	-

Preferred Securities
Energy	4,820,534	-	4,820,210	324
Financials	2,927,056	-	2,835,666	91,390
Industrials	1,337,219	-	1,337,219	-
Utilities	7,134,506	-	7,134,506	-

U.S. Treasury Obligations	28,396,461	-	28,396,461	-

Money Market Funds	49,336,939	49,336,939	-	-
Total Investments in Securities:	1,783,931,579	947,984,528	814,549,816	21,397,235
Derivative Instruments:

Assets
Futures Contracts	99,258	99,258	-	-
Forward Foreign Currency Contracts	11,297	-	11,297	-
Swaps	1,353,517	-	1,353,517	-
Total Assets	1,464,072	99,258	1,364,814	-

Liabilities
Futures Contracts	(2,854)	(2,854)	-	-
Forward Foreign Currency Contracts	(9,556)	-	(9,556)	-
Swaps	-	-	-	-
Total Liabilities	(12,410)	(2,854)	(9,556)	-
Total Derivative Instruments:	1,451,662	96,404	1,355,258	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2026 ($)
Common Stocks	14,339,170	2,842,618	3,386,174	1,372,081	(4,154,160)	-	-	(674,550)	17,111,333	3,306,314
Bank Loan Obligations	292,067	2,544	315,127	3,273,219	(1,140,890)	41,755	673,787	-	3,457,609	(513,349)
Convertible Preferred Stocks	-	-	69,397	407,578	-	-	-	-	476,975	69,397
Non-Convertible Preferred Stocks	219,751	-	28,431	-	-	-	-	-	248,182	28,431
Preferred Securities	91,273	-	(48,188)	-	-	-	48,629	-	91,714	(48,188)
Non-Convertible Corporate Bonds	297,079	(130,615)	(401,880)	157,873	(420,154)	4,136	504,983	-	11,422	(398,369)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	1,353,517	--
Total Credit Risk	1,353,517	--
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	11,297	(9,556)
Total Foreign Exchange Risk	11,297	(9,556)
Interest Rate Risk
Futures Contracts (d)	99,258	(2,854)
Total Interest Rate Risk	99,258	(2,854)
Total Value of Derivatives	1,464,072	(12,410)

(a)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $24,029,009) - See accompanying schedule:
Unaffiliated issuers (cost $1,504,817,953)	$1,538,936,479
Fidelity Central Funds (cost $36,093,340)	36,093,484
Other affiliated issuers (cost $156,631,862)	208,901,616

Total Investment in Securities (cost $1,697,543,155)		$1,783,931,579
Segregated cash with brokers for derivative instruments		22,200
Cash		893,893
Foreign currency held at value (cost $3,589)		3,590
Receivable for investments sold		6,993,076
Unrealized appreciation on forward foreign currency contracts		11,297
Receivable for fund shares sold		1,139,741
Dividends receivable		3,992,024
Interest receivable		12,989,593
Distributions receivable from Fidelity Central Funds		44,570
Receivable for daily variation margin on futures contracts		55,422
Receivable for daily variation margin on centrally cleared swaps		1,622
Bi-lateral OTC swaps, at value		5,136
Other receivables		56,923
Total assets		1,810,140,666
Liabilities
Payable for investments purchased
Regular delivery	$17,875,633
Delayed delivery	4,064,179
Unrealized depreciation on forward foreign currency contracts	9,556
Payable for fund shares redeemed	2,148,967
Distributions payable	64,539
Accrued management fee	218,091
Payable for daily variation margin on centrally cleared swaps	86,184
Other payables and accrued expenses	126,470
Collateral on securities loaned	25,002,548
Total liabilities		49,596,167
Net Assets		$1,760,544,499
Net Assets consist of:
Paid in capital		$1,909,943,633
Total accumulated earnings (loss)		(149,399,134)
Net Assets		$1,760,544,499
Net Asset Value, offering price and redemption price per share ($1,760,544,499 ÷ 195,875,306 shares)		$8.99
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends:
Unaffiliated issuers		$46,809,792
Affiliated issuers		10,148,476
Interest		57,796,118
Income from Fidelity Central Funds (including $38,219 from security lending)		252,702
Total income		115,007,088
Expenses
Management fee	$6,861,528
Custodian fees and expenses	45,144
Independent trustees' fees and expenses	7,857
Registration fees	49,102
Audit fees	45,461
Legal	15,546
Miscellaneous	7,415
Total expenses before reductions	7,032,053
Expense reductions	(4,337,804)
Total expenses after reductions		2,694,249
Net Investment income (loss)		112,312,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,219,436
Fidelity Central Funds	(235)
Other affiliated issuers	1,402,738
Forward foreign currency contracts	(508,976)
Foreign currency transactions	56,695
Futures contracts	566,615
Swaps	539,676
Capital gain distributions from underlying funds:
Unaffiliated issuers	754,613
Total net realized gain (loss)		8,030,562
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,745,806
Fidelity Central Funds	(1)
Other affiliated issuers	16,927,160
Forward foreign currency contracts	(1,619)
Assets and liabilities in foreign currencies	476
Futures contracts	(189,087)
Swaps	(35,228)
Total change in net unrealized appreciation (depreciation)		28,447,507
Net gain (loss)		36,478,069
Net increase (decrease) in net assets resulting from operations		$148,790,908
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,312,839	$89,330,591
Net realized gain (loss)	8,030,562	(29,106,252)
Change in net unrealized appreciation (depreciation)	28,447,507	67,296,637
Net increase (decrease) in net assets resulting from operations	148,790,908	127,520,976
Distributions to shareholders	(109,780,210)	(85,395,840)

Share transactions
Proceeds from sales of shares	865,491,155	500,191,753
Reinvestment of distributions	109,341,358	84,916,571
Cost of shares redeemed	(697,684,550)	(615,787,969)

Net increase (decrease) in net assets resulting from share transactions	277,147,963	(30,679,645)
Total increase (decrease) in net assets	316,158,661	11,445,491

Net Assets
Beginning of period	1,444,385,838	1,432,940,347
End of period	$1,760,544,499	$1,444,385,838

Other Information
Shares
Sold	98,463,982	57,121,737
Issued in reinvestment of distributions	12,268,536	9,742,901
Redeemed	(78,306,102)	(70,643,391)
Net increase (decrease)	32,426,416	(3,778,753)

Financial Highlights
Strategic Advisers® Income Opportunities Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$8.84	$8.57	$8.27	$9.25	$9.58
Income from Investment Operations
Net investment income (loss) B,C	.578	.578	.537	.508	.440
Net realized and unrealized gain (loss)	.138	.245	.285	(1.000)	(.279)
Total from investment operations	.716	.823	.822	(.492)	.161
Distributions from net investment income	(.562)	(.553)	(.522)	(.488)	(.461)
Distributions from net realized gain	(.004)	-	-	-	(.030)
Total distributions	(.566)	(.553)	(.522)	(.488)	(.491)
Net asset value, end of period	$8.99	$8.84	$8.57	$8.27	$9.25
Total Return D	8.35%	9.88%	10.29%	(5.25)%	1.61%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.41%	.43%	.43%	.42%	.38%
Expenses net of fee waivers, if any	.16%	.18%	.18%	.17%	.13%
Expenses net of all reductions, if any	.16%	.18%	.18%	.17%	.13%
Net investment income (loss)	6.50%	6.64%	6.44%	5.96%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,760,544	$1,444,386	$1,432,940	$1,647,800	$4,158,412
Portfolio turnover rate G	41%	55%	26%	21%	33%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$3,457,609	Market approach	Transaction price	$99.00	Increase
			Evaluated bid	$100.00	Increase
		Recovery value	Recovery value	$0.00 - $100.00 / $79.93	Increase
		Indicative market price	Evaluated bid	$8.00 - $101.96 / $89.55	Increase
Common Stocks	$17,111,333	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.8 - 7.3 / 5.2	Increase
		Market approach	Transaction price	$0.19 - $70.13 / $66.87	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.5%	Increase
			Volatility	48.2%	Increase
			Term	0.3	Increase
		Discounted cash flow	Discount rate	8.7% - 25.0% / 8.7%	Decrease
			Term	0.5 - 3.0 / 1.6	Increase
			Probability rate	5.0% - 30.0% / 18.0%	Increase
Convertible Preferred Stocks	$476,975	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	18.0	Increase
Preferred Securities	$91,714	Discounted cash flow	Yield	10.2%	Decrease
		Indicative market price	Evaluated bid	$0.01	Increase
Non-Convertible Preferred Stocks	$248,182	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.8	Increase
		Discounted cash flow	Discount rate	11.7%	Decrease
			Term	0.3	Increase
Non-Convertible Corporate Bonds	$11,422	Market approach	Expected distribution	$0.50 - $4.10 / $3.82	Increase
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.25 - $40.00 / $34.01	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, defaulted bonds, market discount, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$118,689,950
Gross unrealized depreciation	(26,618,111)
Net unrealized appreciation (depreciation)	$92,071,839
Tax Cost	$1,692,796,139

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,776,824
Capital loss carryforward	$(243,241,130)
Net unrealized appreciation (depreciation) on securities and other investments	$92,072,096

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(40,904,700)
Long-term	(202,336,430)
Total capital loss carryforward	$(243,241,130)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$109,780,210	$85,395,840

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Income Opportunities Fund
Credit Risk
Swaps	539,676	(35,228)
Total Credit Risk	539,676	(35,228)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(508,976)	(1,619)
Total Foreign Exchange Risk	(508,976)	(1,619)
Interest Rate Risk
Futures Contracts	566,615	(189,087)
Total Interest Rate Risk	566,615	(189,087)
Totals	597,315	(225,934)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts". The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	912,294,633	656,821,001
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Income Opportunities Fund	$56,923

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Income Opportunities Fund	36

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Income Opportunities Fund	2,162
Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Income Opportunities Fund	4,047
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $4,320,013.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17,791.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

On March 20, 2026, the Board of Directors of Mesquite Energy, Inc. (the "Company") authorized the Company to enter into a plan of liquidation and approved the first distribution to stockholders of $56.2534 per each outstanding share of common stock of the Company. The Fund received this first liquidation distribution on March 30, 2026.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Income Opportunities Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $68,661,826 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Income Opportunities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, PGIM, Inc., and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, and Fidelity Management & Research (Hong Kong) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution.  In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. The Board also noted that the fund's management fee rate was compared on a pre-waiver basis and, therefore, did not reflect the management fee waiver noted above. Giving effect to the waiver, the fund's management fee was below the median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers Income Opportunities Fund
In December 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, PGIM, Inc. (the Sub-Adviser) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2025 meeting and in materials provided at its June 2025 meeting related to the annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2025 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the sub-advisory services provided; (ii) the investment process or strategies employed in the management of the fund's assets; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes (i) to the fund's investment processes or strategies; or (ii) in the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement will result in a slight decrease the fund's management fee at current asset levels.  Based on its review, the Board concluded that the fund's management fee structure and projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints with respect to the mandate that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund is not expected to bear any additional expenses as a result of the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912881.115
SRQ-ANN-0426
Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The MSCI indexes are the exclusive property of MSCI Inc. ("MSCI"). MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Fidelity. The financial products referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such financial products or any index on which such financial products are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any relevant financial products. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Fidelity® International Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 45.2%
	Shares	Value ($)
AUSTRALIA - 1.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,321,140	45,204,301
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Whitehaven Coal Ltd	7,596,020	42,218,577
Financials - 0.3%
Banks - 0.2%
ANZ Group Holdings Ltd	3,064,240	87,210,416
Capital Markets - 0.1%
Macquarie Group Ltd	534,133	81,147,110
Insurance - 0.0%
Steadfast Group Ltd	7,504,280	23,497,852
TOTAL FINANCIALS		191,855,378
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	2,048,580	34,765,369
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,119,200	73,520,231
Passenger Airlines - 0.1%
Qantas Airways Ltd	7,084,710	50,166,247
Trading Companies & Distributors - 0.0%
SGH Ltd	881,710	29,302,799
TOTAL INDUSTRIALS		152,989,277
Materials - 1.0%
Metals & Mining - 1.0%
Glencore PLC	35,249,340	254,698,170
Northern Star Resources Ltd	3,043,847	65,591,135
Rio Tinto Ltd	1,013,750	120,717,750
Rio Tinto PLC	2,350,300	232,843,453
Vault Minerals Ltd (d)	7,717,790	32,295,108
TOTAL MATERIALS		706,145,616
Real Estate - 0.1%
Diversified REITs - 0.1%
GPT Group/The unit	15,180,240	54,663,270
TOTAL AUSTRALIA		1,227,841,788
AUSTRIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	424,969	50,565,837
BELGIUM - 0.9%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV	1,187,370	96,551,296
Financials - 0.5%
Banks - 0.5%
KBC Group NV	2,113,970	286,755,125
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	772,789	230,382,063
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	693,333	21,333,069
TOTAL BELGIUM		635,021,553
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	433,135	70,578,730
CANADA - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	421,633	49,883,167
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States) (c)	965,029	45,115,105
Industrials - 0.0%
Professional Services - 0.0%
Thomson Reuters Corp	366,900	35,324,934
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (United States) (d)	170,036	47,207,095
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	510,585	61,642,927
TOTAL INFORMATION TECHNOLOGY		108,850,022
Materials - 0.2%
Metals & Mining - 0.2%
Franco-Nevada Corp	416,105	116,297,695
TOTAL CANADA		355,470,923
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	879,200	50,569,563
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Prosus NV Class N	2,087,160	107,280,942
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd	15,060,330	51,673,517
TOTAL CHINA		158,954,459
DENMARK - 0.6%
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	1,218,030	315,024,364
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	741,800	18,963,606
TOTAL INDUSTRIALS		333,987,970
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	842,600	50,034,205
TOTAL DENMARK		384,022,175
FINLAND - 0.4%
Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	1,119,100	9,034,148
Sampo Oyj A Shares	6,111,600	67,735,455
TOTAL FINANCIALS		76,769,603
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	15,431,170	118,434,539
Materials - 0.0%
Paper & Forest Products - 0.0%
UPM-Kymmene Oyj	1,041,480	33,201,932
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	1,773,900	41,522,557
TOTAL FINLAND		269,928,631
FRANCE - 3.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA	7,785,120	167,711,399
Entertainment - 0.0%
Vivendi SE	6,185,285	16,067,247
Media - 0.0%
Canal+ SA	4,533,100	18,858,582
TOTAL COMMUNICATION SERVICES		202,637,228
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA Series B	981,875	39,708,206
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International SCA	50,969	123,400,964
LVMH Moet Hennessy Louis Vuitton SE	191,212	122,188,426
		245,589,390
TOTAL CONSUMER DISCRETIONARY		285,297,596
Consumer Staples - 0.3%
Beverages - 0.0%
Pernod Ricard SA	355,820	32,835,246
Food Products - 0.3%
Danone SA	1,898,400	163,260,520
TOTAL CONSUMER STAPLES		196,095,766
Energy - 0.3%
Energy Equipment & Services - 0.1%
Vallourec SACA	2,368,340	55,296,987
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies SE	2,050,358	162,999,459
TOTAL ENERGY		218,296,446
Financials - 0.8%
Banks - 0.4%
BNP Paribas SA	2,303,740	258,667,844
Capital Markets - 0.0%
Amundi SA (f)(g)	286,570	27,444,430
Insurance - 0.4%
AXA SA	4,964,180	242,758,836
TOTAL FINANCIALS		528,871,110
Industrials - 1.2%
Aerospace & Defense - 0.7%
Airbus SE	520,740	113,080,219
Dassault Aviation SA	75,072	30,035,538
Safran SA	863,600	347,805,192
Thales SA	57,420	17,427,957
		508,348,906
Building Products - 0.2%
Cie de Saint-Gobain SA	1,176,360	119,214,377
Electrical Equipment - 0.3%
Legrand SA	1,113,147	201,621,130
TOTAL INDUSTRIALS		829,184,413
Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	1,382,048	290,610,625
Real Estate - 0.1%
Retail REITs - 0.1%
Unibail-Rodamco-Westfield unit	378,320	47,451,482
Utilities - 0.0%
Multi-Utilities - 0.0%
Engie SA	860,000	29,380,253
TOTAL FRANCE		2,627,824,919
GERMANY - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	3,850,847	154,650,614
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	1,000,310	105,738,705
Financials - 1.4%
Banks - 0.1%
Commerzbank AG	2,221,447	90,951,460
Capital Markets - 0.2%
Deutsche Bank AG	1,854,500	66,384,743
Deutsche Boerse AG	254,480	69,547,621
		135,932,364
Insurance - 1.1%
Allianz SE	712,305	319,879,908
Hannover Rueck SE	624,470	190,223,852
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	296,947	193,794,570
		703,898,330
TOTAL FINANCIALS		930,782,154
Health Care - 0.4%
Health Care Providers & Services - 0.3%
Fresenius SE & Co KGaA	3,976,477	239,159,005
Pharmaceuticals - 0.1%
Bayer AG	1,008,100	49,881,636
TOTAL HEALTH CARE		289,040,641
Industrials - 1.6%
Aerospace & Defense - 0.5%
Rheinmetall AG	176,960	347,831,089
Air Freight & Logistics - 0.2%
Deutsche Post AG	2,637,598	155,315,415
Electrical Equipment - 0.5%
Siemens Energy AG	1,625,538	319,706,457
Industrial Conglomerates - 0.4%
Siemens AG	958,922	277,266,411
Machinery - 0.0%
Daimler Truck Holding AG	317,300	16,132,880
TOTAL INDUSTRIALS		1,116,252,252
Information Technology - 0.3%
Software - 0.3%
SAP SE	858,224	172,410,672
Materials - 0.4%
Chemicals - 0.1%
BASF SE	820,900	47,021,275
Construction Materials - 0.3%
Heidelberg Materials AG	941,285	209,711,286
TOTAL MATERIALS		256,732,561
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	594,656	49,747,303
Vonovia SE	1,223,274	41,478,185
TOTAL REAL ESTATE		91,225,488
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,279,410	146,631,517
Multi-Utilities - 0.1%
E.ON SE	1,736,550	40,381,539
TOTAL UTILITIES		187,013,056
TOTAL GERMANY		3,303,846,143
HONG KONG - 0.6%
Financials - 0.6%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR (d)	216,800	32,268,512
Insurance - 0.6%
AIA Group Ltd	19,162,390	211,390,557
Prudential PLC	8,995,901	137,785,656
		349,176,213
TOTAL FINANCIALS		381,444,725
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CK Asset Holdings Ltd	7,251,800	46,142,930
TOTAL HONG KONG		427,587,655
INDIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (g)	541,000	33,163,300
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd ADR	1,432,256	45,617,353
ICICI Bank Ltd ADR	1,566,603	47,797,058
TOTAL FINANCIALS		93,414,411
TOTAL INDIA		126,577,711
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Central Asia Tbk PT	4,602,300	1,965,135
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	4,098,380	42,857,415
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	1,712,316	170,663,043
TOTAL IRELAND		213,520,458
ISRAEL - 0.4%
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	2,174,965	54,842,778
Bank Leumi Le-Israel BM	2,172,988	52,559,312
TOTAL FINANCIALS		107,402,090
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	2,812,050	95,216,013
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Next Vision Stabilized Systems Ltd	605,031	69,124,878
TOTAL ISRAEL		271,742,981
ITALY - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (d)	42,500,680	31,949,203
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (f)(g)	7,342,220	55,298,065
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	37,600	912,554
TOTAL CONSUMER DISCRETIONARY		56,210,619
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	408,640	26,488,848
Davide Campari-Milano NV	3,923,550	29,568,833
TOTAL CONSUMER STAPLES		56,057,681
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,399,000	79,382,778
Financials - 1.1%
Banks - 1.1%
BPER Banca SPA (c)	3,572,500	50,697,405
FinecoBank Banca Fineco SpA	2,340,200	55,275,954
Intesa Sanpaolo SpA	45,602,250	312,902,087
UniCredit SpA	3,427,264	291,822,485
TOTAL FINANCIALS		710,697,931
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
GVS SpA (d)(f)(g)	45,027	212,816
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	1,782,950	102,008,046
TOTAL HEALTH CARE		102,220,862
Industrials - 0.3%
Electrical Equipment - 0.2%
Prysmian SpA	940,905	113,332,866
Machinery - 0.0%
Interpump Group SpA	223,200	10,311,964
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	871,650	58,827,659
TOTAL INDUSTRIALS		182,472,489
TOTAL ITALY		1,218,991,563
JAPAN - 9.5%
Communication Services - 0.3%
Entertainment - 0.2%
Capcom Co Ltd	429,900	9,763,212
Konami Group Corp	207,560	27,685,300
Nintendo Co Ltd	2,010,770	113,728,005
		151,176,517
Interactive Media & Services - 0.1%
LY Corp	16,699,800	41,277,478
TOTAL COMMUNICATION SERVICES		192,453,995
Consumer Discretionary - 1.4%
Automobile Components - 0.1%
Sumitomo Electric Industries Ltd	1,074,120	70,977,012
Automobiles - 0.7%
Isuzu Motors Ltd	2,150,970	40,198,546
Toyota Motor Corp	15,843,460	383,861,138
		424,059,684
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	6,941,500	46,389,491
Ryohin Keikaku Co Ltd	2,008,700	46,267,050
		92,656,541
Hotels, Restaurants & Leisure - 0.0%
Food & Life Cos Ltd	398,200	25,664,412
Household Durables - 0.3%
Panasonic Holdings Corp	11,769,360	189,793,463
Sumitomo Forestry Co Ltd	2,729,000	29,620,305
		219,413,768
Specialty Retail - 0.2%
Fast Retailing Co Ltd	270,170	119,423,911
TOTAL CONSUMER DISCRETIONARY		952,195,328
Consumer Staples - 0.4%
Beverages - 0.0%
Asahi Group Holdings Ltd	3,461,890	37,674,780
Consumer Staples Distribution & Retail - 0.1%
Tsuruha Holdings Inc (c)	3,482,400	58,536,164
Food Products - 0.3%
Ajinomoto Co Inc	6,314,220	200,871,162
TOTAL CONSUMER STAPLES		297,082,106
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	3,894,980	94,777,473
Financials - 2.3%
Banks - 1.7%
Chiba Bank Ltd/The (c)	5,484,320	81,721,337
Mitsubishi UFJ Financial Group Inc	23,076,800	428,397,867
Mizuho Financial Group Inc	5,962,480	266,010,150
Sumitomo Mitsui Financial Group Inc	9,532,136	359,700,741
		1,135,830,095
Financial Services - 0.2%
ORIX Corp	4,622,450	162,243,836
Sony Financial Group Inc (d)	1,903,200	1,948,718
		164,192,554
Insurance - 0.4%
Tokio Marine Holdings Inc	6,242,605	259,265,622
TOTAL FINANCIALS		1,559,288,271
Health Care - 0.5%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	874,500	158,279,656
Pharmaceuticals - 0.3%
Chugai Pharmaceutical Co Ltd	1,336,500	90,120,669
Takeda Pharmaceutical Co Ltd	3,028,300	113,340,817
		203,461,486
TOTAL HEALTH CARE		361,741,142
Industrials - 2.7%
Building Products - 0.1%
Daikin Industries Ltd	280,700	35,664,341
Electrical Equipment - 0.1%
Mitsubishi Electric Corp	1,184,000	45,066,620
Industrial Conglomerates - 0.8%
Hikari Tsushin Inc	96,980	27,454,845
Hitachi Ltd	15,341,203	502,229,746
		529,684,591
Machinery - 1.0%
Ebara Corp	2,820,820	99,076,803
Hoshizaki Corp	1,226,940	43,180,368
Kawasaki Heavy Industries Ltd	816,340	95,426,547
MINEBEA MITSUMI Inc	3,294,200	70,961,411
Mitsubishi Heavy Industries Ltd	10,943,226	348,847,017
Sumitomo Heavy Industries Ltd	836,730	33,074,852
		690,566,998
Professional Services - 0.0%
BayCurrent Inc (c)	243,100	7,012,874
Trading Companies & Distributors - 0.7%
ITOCHU Corp	12,445,500	180,196,217
Marubeni Corp	2,203,650	84,779,107
Mitsui & Co Ltd	2,811,100	105,700,888
Sumitomo Corp	1,807,990	76,772,962
Toyota Tsusho Corp	760,500	34,030,506
		481,479,680
TOTAL INDUSTRIALS		1,789,475,104
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd (c)	566,300	34,583,953
IT Services - 0.1%
Fujitsu Ltd	963,300	21,474,768
NEC Corp	1,967,670	54,608,151
TIS Inc	1,054,500	21,769,974
		97,852,893
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	1,142,847	196,493,721
Disco Corp	241,621	116,172,730
Kioxia Holdings Corp (d)	160,900	21,853,098
Renesas Electronics Corp	8,592,790	162,049,768
SUMCO Corp	2,030,800	23,765,165
Tokyo Electron Ltd	465,315	130,927,915
		651,262,397
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	7,572,070	155,712,188
TOTAL INFORMATION TECHNOLOGY		939,411,431
Materials - 0.2%
Chemicals - 0.2%
Asahi Kasei Corp	2,788,170	32,931,704
Kuraray Co Ltd	2,119,070	25,042,383
Shin-Etsu Chemical Co Ltd	2,696,500	106,165,413
TOTAL MATERIALS		164,139,500
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hulic Co Ltd	3,583,240	47,473,657
Mitsubishi Estate Co Ltd	772,920	26,122,830
TOTAL REAL ESTATE		73,596,487
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	719,000	30,000,345
Tokyo Gas Co Ltd	626,200	30,699,498
TOTAL UTILITIES		60,699,843
TOTAL JAPAN		6,484,860,680
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	329,460	49,530,644
NETHERLANDS - 2.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,031,800	50,924,934
Financials - 0.2%
Banks - 0.2%
ING Groep NV	3,863,820	111,482,544
Insurance - 0.0%
NN Group NV	397,560	32,554,153
TOTAL FINANCIALS		144,036,697
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (d)	108,633	84,041,666
Argenx SE ADR (d)	43,748	33,551,216
TOTAL HEALTH CARE		117,592,882
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	337,061	284,445,346
ASML Holding NV	520,972	757,705,844
BE Semiconductor Industries NV	228,940	51,235,636
TOTAL INFORMATION TECHNOLOGY		1,093,386,826
TOTAL NETHERLANDS		1,405,941,339
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	946,230	24,888,135
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	1,835,900	39,524,636
TOTAL PORTUGAL		64,412,771
SINGAPORE - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd	35,508,740	141,484,742
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	531,900	57,684,554
Financials - 0.2%
Banks - 0.2%
United Overseas Bank Ltd	5,323,723	155,332,799
TOTAL SINGAPORE		354,502,095
SOUTH AFRICA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	258,200	1,767,653
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	1,199,207	59,831,528
Valterra Platinum Ltd (United Kingdom)	202,045	23,471,048
TOTAL MATERIALS		83,302,576
TOTAL SOUTH AFRICA		85,070,229
SPAIN - 2.2%
Financials - 1.7%
Banks - 1.7%
Banco Santander SA	58,088,867	732,620,450
Bankinter SA	7,430,875	124,461,062
CaixaBank SA	24,237,669	298,735,978
TOTAL FINANCIALS		1,155,817,490
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aena SME SA (f)(g)	746,730	23,531,905
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	15,160,517	357,837,653
TOTAL SPAIN		1,537,187,048
SWEDEN - 0.9%
Financials - 0.5%
Capital Markets - 0.1%
EQT AB	1,584,640	49,166,740
Financial Services - 0.4%
Investor AB B Shares	6,257,440	261,835,700
TOTAL FINANCIALS		311,002,440
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	1,001,600	17,108,280
Industrials - 0.4%
Building Products - 0.3%
Assa Abloy AB B Shares	4,313,635	183,610,360
Machinery - 0.1%
Indutrade AB	2,685,019	69,835,002
TOTAL INDUSTRIALS		253,445,362
TOTAL SWEDEN		581,556,082
SWITZERLAND - 1.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	604,280	123,187,147
Financials - 1.0%
Capital Markets - 0.4%
Partners Group Holding AG	15,590	17,385,531
UBS Group AG	4,743,913	197,506,218
UBS Group AG (United States) (c)	911,987	37,783,621
		252,675,370
Insurance - 0.6%
Swiss Life Holding AG	40,590	46,531,867
Zurich Insurance Group AG	476,811	359,670,431
		406,202,298
TOTAL FINANCIALS		658,877,668
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	130,570	24,639,868
TOTAL SWITZERLAND		806,704,683
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd	5,987,965	371,791,808
UNITED KINGDOM - 6.1%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	3,971,994	121,636,277
InterContinental Hotels Group PLC	920,846	126,616,325
		248,252,602
Household Durables - 0.1%
Barratt Redrow PLC	15,750,119	77,110,303
Leisure Products - 0.0%
Games Workshop Group PLC	114,370	27,573,988
Specialty Retail - 0.0%
JD Sports Fashion PLC	6,660,900	7,358,985
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (d)	1,800,330	28,216,877
TOTAL CONSUMER DISCRETIONARY		388,512,755
Consumer Staples - 1.2%
Beverages - 0.1%
Diageo PLC	3,370,473	75,588,022
Consumer Staples Distribution & Retail - 0.0%
Tesco PLC	2,841,202	18,392,611
Personal Care Products - 0.1%
Unilever PLC	1,330,353	98,015,121
Tobacco - 1.0%
British American Tobacco PLC	6,632,310	414,157,201
Imperial Brands PLC	4,484,086	200,837,129
		614,994,330
TOTAL CONSUMER STAPLES		806,990,084
Financials - 1.9%
Banks - 1.5%
Barclays PLC	4,153,850	25,212,682
HSBC Holdings PLC	15,031,570	280,955,229
Lloyds Banking Group PLC	217,520,187	297,136,130
NatWest Group PLC	28,647,000	237,839,310
Standard Chartered PLC	6,257,870	154,365,409
		995,508,760
Capital Markets - 0.1%
3i Group PLC	1,634,849	73,038,311
London Stock Exchange Group PLC	182,452	21,785,095
St James's Place PLC	1,104,300	20,090,834
		114,914,240
Insurance - 0.3%
Admiral Group PLC	1,040,940	41,579,667
Aviva PLC	10,803,787	99,879,703
Beazley PLC	3,239,900	55,320,403
		196,779,773
TOTAL FINANCIALS		1,307,202,773
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	1,905,539	399,118,501
Industrials - 1.2%
Aerospace & Defense - 1.0%
BAE Systems PLC	9,107,854	260,079,788
Rolls-Royce Holdings PLC	23,755,872	427,179,986
		687,259,774
Professional Services - 0.1%
Intertek Group PLC	253,237	16,114,998
RELX PLC	2,361,259	82,486,742
		98,601,740
Trading Companies & Distributors - 0.1%
Diploma PLC	570,218	43,609,780
TOTAL INDUSTRIALS		829,471,294
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,631,700	92,004,507
Utilities - 0.5%
Electric Utilities - 0.3%
SSE PLC	5,522,588	199,616,096
Multi-Utilities - 0.2%
National Grid PLC	6,768,581	126,617,358
TOTAL UTILITIES		326,233,454
TOTAL UNITED KINGDOM		4,149,533,368
UNITED STATES - 5.3%
Communication Services - 0.0%
Entertainment - 0.0%
Spotify Technology SA (c)(d)	97,380	50,144,856
Consumer Staples - 0.1%
Food Products - 0.1%
Nestle SA	647,850	70,784,378
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	5,852,510	37,932,512
Shell PLC	8,483,005	355,292,636
Shell PLC ADR (c)	2,397,900	200,248,629
Shell PLC rights (d)(e)	6,026,605	2,241,897
TOTAL ENERGY		595,715,674
Financials - 0.2%
Capital Markets - 0.1%
Moody's Corp	87,356	41,720,352
S&P Global Inc	92,484	40,866,830
		82,587,182
Financial Services - 0.1%
Mastercard Inc Class A	79,643	41,192,156
Visa Inc Class A	132,433	42,397,101
		83,589,257
TOTAL FINANCIALS		166,176,439
Health Care - 1.9%
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,775,862	154,430,817
Boston Scientific Corp (d)	18,319	1,407,815
		155,838,632
Pharmaceuticals - 1.7%
GSK PLC	14,097,665	418,887,715
Roche Holding AG non-voting shares	1,460,789	695,191,613
		1,114,079,328
TOTAL HEALTH CARE		1,269,917,960
Industrials - 1.2%
Aerospace & Defense - 0.1%
HEICO Corp	82,087	26,223,513
TransDigm Group Inc	22,285	29,032,675
		55,256,188
Commercial Services & Supplies - 0.2%
Waste Connections Inc	755,412	129,993,665
Construction & Engineering - 0.1%
Ferrovial SE	1,076,907	80,369,414
Electrical Equipment - 0.7%
Schneider Electric SE	1,508,152	492,878,902
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	161,800	42,170,825
TOTAL INDUSTRIALS		800,668,994
Information Technology - 0.1%
Software - 0.1%
Cadence Design Systems Inc (d)	131,400	39,603,960
Synopsys Inc (d)	101,500	42,021,000
TOTAL INFORMATION TECHNOLOGY		81,624,960
Materials - 0.9%
Chemicals - 0.1%
Linde PLC	104,900	53,297,592
Construction Materials - 0.8%
Amrize Ltd	626,570	40,087,115
CRH PLC	1,916,500	229,941,670
CRH PLC (United Kingdom)	389,070	46,245,922
Holcim AG	2,378,193	218,630,309
		534,905,016
TOTAL MATERIALS		588,202,608
TOTAL UNITED STATES		3,623,235,869
TOTAL COMMON STOCKS (Cost $21,667,693,465)		30,909,336,840

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (b) (Cost $1,196)	15	1,505

International Equity Funds - 49.2%
	Shares	Value ($)
Fidelity Advisor International Discovery Fund - Class Z (b)	77,600,033	4,762,314,048
Fidelity Advisor International Growth Fund - Class Z (b)	66,948,272	1,649,605,414
Fidelity Advisor International Real Estate Fund - Class Z (b)	8,370,922	96,684,154
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (b)	6,979,896	161,933,577
Fidelity Advisor Japan Fund - Class Z (b)	9,715,552	225,109,330
Fidelity Diversified International Fund (b)	87,892,894	4,671,507,333
Fidelity Japan Smaller Companies Fund (b)	3,117,355	61,443,064
Fidelity Pacific Basin Fund (b)	3,631,096	160,421,842
Fidelity SAI International Index Fund (b)	211,655,056	4,065,893,625
Fidelity SAI International Low Volatility Index Fund (b)	278,801,367	4,003,587,627
Fidelity SAI International Momentum Index Fund (b)	36,166,863	729,485,629
Fidelity SAI International Quality Index Fund (b)	80,127,934	1,202,720,296
Fidelity SAI International Small Cap Index Fund (b)	65,149,924	749,875,630
Fidelity SAI International Value Index Fund (b)	754,885,701	10,779,767,809
Fidelity SAI Japan Stock Index Fund (b)	11,561,545	157,121,402
iShares MSCI India ETF (c)	2,307,335	120,604,400
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,510,799,583)		33,598,075,180

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Cost $14,233,150)	296,500	12,536,649

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/12/2026 (i)	3.57 to 3.58	5,340,000	5,334,614
US Treasury Bills 0% 3/26/2026 (i)	3.55 to 3.56	1,040,000	1,037,482
US Treasury Bills 0% 3/5/2026 (i)	3.59 to 3.67	17,190,000	17,184,771
US Treasury Bills 0% 4/16/2026 (i)	3.58 to 3.59	2,570,000	2,558,364
US Treasury Bills 0% 4/2/2026 (i)	3.51 to 3.58	44,720,000	44,580,406
US Treasury Bills 0% 4/9/2026 (i)	3.55 to 3.58	8,780,000	8,746,427
US Treasury Bills 0% 5/14/2026 (i)	3.62 to 3.64	17,120,000	16,995,371
US Treasury Bills 0% 5/21/2026 (i)	3.63	2,720,000	2,698,330
US Treasury Bills 0% 5/28/2026 (i)	3.63	9,880,000	9,794,447
US Treasury Bills 0% 5/7/2026 (i)	3.62 to 3.64	1,110,000	1,102,674
TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,026,683)			110,032,886

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	435,633,666	435,720,793
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	345,635,248	345,669,811
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	3.63	3,225,712,867	3,225,712,867
TOTAL MONEY MARKET FUNDS (Cost $4,007,103,471)			4,007,103,471

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $50,309,857,548)	68,637,086,531
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(294,434,269)
NET ASSETS - 100.0%	68,342,652,262

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Nikkei 225 Index Contracts (United States)	250	3/2026	73,393,750	10,205,545
ICE MSCI EAFE Index Contracts (United States)	20,192	3/2026	3,195,484,960	186,140,678

TOTAL FUTURES CONTRACTS				196,346,223
The notional amount of long futures as a percentage of Net Assets is 4.8%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $106,487,216 or 0.2% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,650,516 or 0.2% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $96,880,888.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	139,844,539	5,239,574,564	4,943,710,023	14,196,114	11,713	-	435,720,793	435,633,666	0.7%
Fidelity Securities Lending Cash Central Fund	191,564,836	3,469,639,212	3,315,526,814	943,031	(7,423)	-	345,669,811	345,635,248	1.0%
Total	331,409,375	8,709,213,776	8,259,236,837	15,139,145	4,290	-	781,390,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund - Class Z	3,650,923,038	291,792,339	15,000,000	291,792,338	(2,015,905)	836,614,576	4,762,314,048	77,600,033
Fidelity Advisor International Growth Fund - Class Z	848,881,853	636,402,508	-	53,402,509	-	164,321,053	1,649,605,414	66,948,272
Fidelity Advisor International Real Estate Fund - Class Z	74,382,620	1,779,607	-	2,683,666	-	20,521,927	96,684,154	8,370,922
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	125,330,748	16,373,155	-	16,373,155	-	20,229,674	161,933,577	6,979,896
Fidelity Advisor Japan Fund - Class Z	162,346,867	-	-	19,227,077	-	62,762,463	225,109,330	9,715,552
Fidelity Diversified International Fund	3,477,320,392	512,049,644	10,000,000	412,049,645	(1,170,561)	693,307,858	4,671,507,333	87,892,894
Fidelity Japan Smaller Companies Fund	48,848,950	-	-	9,214,901	-	12,594,114	61,443,064	3,117,355
Fidelity Pacific Basin Fund	116,412,953	-	-	11,525,100	-	44,008,889	160,421,842	3,631,096
Fidelity SAI Inflation-Focused Fund	1,246	88	-	87	-	171	1,505	15
Fidelity SAI International Index Fund	4,255,393,719	854,142,903	2,031,490,495	131,081,973	131,268,772	856,578,726	4,065,893,625	211,655,056
Fidelity SAI International Low Volatility Index Fund	2,822,208,723	404,729,772	-	90,729,771	-	776,649,132	4,003,587,627	278,801,367
Fidelity SAI International Momentum Index Fund	450,064,544	95,735,653	-	16,735,653	-	183,685,432	729,485,629	36,166,863
Fidelity SAI International Quality Index Fund	974,706,347	148,529,523	75,000,000	22,529,523	(7,352,419)	161,836,845	1,202,720,296	80,127,934
Fidelity SAI International Small Cap Index Fund	528,603,301	24,107,324	-	24,107,324	-	197,165,005	749,875,630	65,149,924
Fidelity SAI International Value Index Fund	6,616,002,102	1,436,963,064	-	618,963,067	-	2,726,802,643	10,779,767,809	754,885,701
Fidelity SAI Japan Stock Index Fund	110,823,663	6,820,763	-	6,820,763	-	39,476,976	157,121,402	11,561,545
	24,262,251,066	4,429,426,343	2,131,490,495	1,727,236,552	120,729,887	6,796,555,484	33,477,472,285

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	773,320,638	270,122,683	503,197,955	-
Consumer Discretionary	2,121,311,947	839,179,542	1,282,132,405	-
Consumer Staples	1,599,374,380	526,967,977	1,072,406,403	-
Energy	1,154,729,704	682,121,778	472,607,926	-
Financials	8,906,230,596	2,508,762,537	6,397,468,059	-
Health Care	2,941,743,581	1,430,874,228	1,510,869,353	-
Industrials	6,569,140,554	2,471,023,897	4,098,116,657	-
Information Technology	3,096,570,287	1,089,890,055	2,006,680,232	-
Materials	2,409,815,611	990,303,552	1,419,512,059	-
Real Estate	334,412,726	292,934,541	41,478,185	-
Utilities	1,002,686,816	142,603,939	860,082,877	-

Domestic Equity Funds	1,505	1,505	-	-

International Equity Funds	33,598,075,180	33,598,075,180	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	12,536,649	-	12,536,649	-

U.S. Treasury Obligations	110,032,886	-	110,032,886	-

Money Market Funds	4,007,103,471	4,007,103,471	-	-
Total Investments in Securities:	68,637,086,531	48,849,964,885	19,787,121,646	-
Derivative Instruments:

Assets
Futures Contracts	196,346,223	196,346,223	-	-
Total Assets	196,346,223	196,346,223	-	-
Total Derivative Instruments:	196,346,223	196,346,223	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	196,346,223	-
Total Equity Risk	196,346,223	-
Total Value of Derivatives	196,346,223	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $330,649,607) - See accompanying schedule:
Unaffiliated issuers (cost $25,140,984,028)	$34,378,223,642
Fidelity Central Funds (cost $781,390,604)	781,390,604
Other affiliated issuers (cost $24,387,482,916)	33,477,472,285

Total Investment in Securities (cost $50,309,857,548)		$68,637,086,531
Foreign currency held at value (cost $240,185,338)		239,772,533
Receivable for investments sold		101,132,761
Receivable for fund shares sold		101,599,302
Dividends receivable		62,590,945
Interest receivable		1,422
Distributions receivable from Fidelity Central Funds		1,223,834
Other receivables		1,496,116
Total assets		69,144,903,444
Liabilities
Payable to custodian bank	$995
Payable for investments purchased
Regular delivery	382,918,735
Delayed delivery	2,241,897
Payable for fund shares redeemed	55,122,956
Accrued management fee	7,044,485
Payable for daily variation margin on futures contracts	7,995,394
Other payables and accrued expenses	1,249,486
Collateral on securities loaned	345,677,234
Total liabilities		802,251,182
Net Assets		$68,342,652,262
Net Assets consist of:
Paid in capital		$49,136,196,679
Total accumulated earnings (loss)		19,206,455,583
Net Assets		$68,342,652,262
Net Asset Value, offering price and redemption price per share ($68,342,652,262 ÷ 4,140,657,084 shares)		$16.51
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends:
Unaffiliated issuers		$739,160,418
Affiliated issuers		865,657,401
Interest		3,791,045
Income from Fidelity Central Funds (including $943,031 from security lending)		15,139,145
Income before foreign taxes withheld		$1,623,748,009
Less foreign taxes withheld		(35,947,007)
Total income		1,587,801,002
Expenses
Management fee	$211,070,193
Custodian fees and expenses	1,316,540
Independent trustees' fees and expenses	248,762
Registration fees	833,534
Audit fees	107,499
Legal	77,995
Miscellaneous	218,324
Total expenses before reductions	213,872,847
Expense reductions	(139,713,430)
Total expenses after reductions		74,159,417
Net Investment income (loss)		1,513,641,585
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,502,902
Fidelity Central Funds	4,290
Other affiliated issuers	120,729,887
Foreign currency transactions	9,959,226
Futures contracts	499,324,991
Capital gain distributions from underlying funds:
Affiliated issuers	861,579,151
Total net realized gain (loss)		1,503,100,447
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,613,670,850
Affiliated issuers	6,796,555,484
Assets and liabilities in foreign currencies	2,595,045
Futures contracts	164,646,546
Total change in net unrealized appreciation (depreciation)		13,577,467,925
Net gain (loss)		15,080,568,372
Net increase (decrease) in net assets resulting from operations		$16,594,209,957
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,513,641,585	$1,034,778,099
Net realized gain (loss)	1,503,100,447	1,248,040,754
Change in net unrealized appreciation (depreciation)	13,577,467,925	1,543,698,433
Net increase (decrease) in net assets resulting from operations	16,594,209,957	3,826,517,286
Distributions to shareholders	(1,840,174,762)	(1,440,029,686)

Share transactions
Proceeds from sales of shares	20,379,364,389	20,046,129,240
Reinvestment of distributions	1,833,930,536	1,434,502,784
Cost of shares redeemed	(16,174,213,437)	(7,501,663,735)

Net increase (decrease) in net assets resulting from share transactions	6,039,081,488	13,978,968,289
Total increase (decrease) in net assets	20,793,116,683	16,365,455,889

Net Assets
Beginning of period	47,549,535,579	31,184,079,690
End of period	$68,342,652,262	$47,549,535,579

Other Information
Shares
Sold	1,410,870,071	1,606,466,664
Issued in reinvestment of distributions	122,285,078	121,178,880
Redeemed	(1,130,994,746)	(599,718,456)
Net increase (decrease)	402,160,403	1,127,927,088

Financial Highlights
Strategic Advisers® Fidelity® International Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$11.95	$10.56	$11.66	$12.16
Income from Investment Operations
Net investment income (loss) B,C	.39	.32	.32	.21	.27
Net realized and unrealized gain (loss)	3.85	.85	1.35	(.84)	(.03)
Total from investment operations	4.24	1.17	1.67	(.63)	.24
Distributions from net investment income	(.41)	(.30)	(.28)	(.21)	(.25)
Distributions from net realized gain	(.05)	(.10)	-	(.26)	(.49)
Total distributions	(.45) D	(.40)	(.28)	(.47)	(.74)
Net asset value, end of period	$16.51	$12.72	$11.95	$10.56	$11.66
Total Return E	33.73%	10.06%	15.91%	(5.41)%	1.59%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38%	.37%	.33%	.32%	.30%
Expenses net of fee waivers, if any	.13%	.12%	.08%	.07%	.05%
Expenses net of all reductions, if any	.13%	.12%	.08%	.07%	.05%
Net investment income (loss)	2.71%	2.58%	2.85%	2.02%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$68,342,652	$47,549,536	$31,184,080	$20,329,685	$24,586,628
Portfolio turnover rate H	34%	40% I	16%	16%	17%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,268,069,435
Gross unrealized depreciation	(311,052,342)
Net unrealized appreciation (depreciation)	$17,957,017,093
Tax Cost	$50,680,069,438

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$77,980,230
Undistributed long-term capital gain	$1,169,243,434
Net unrealized appreciation (depreciation) on securities and other investments	$17,959,231,920

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$1,657,157,201	$ 1,074,449,525
Long-term Capital Gains	183,017,561	365,580,161
Total	$1,840,174,762	$ 1,440,029,686

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	23,546,302,292	18,180,430,218
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity International Fund	$124,091

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Fidelity International Fund	714,826,507	520,753,757	2,665,946

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of Fidelity Overseas Fund and Fidelity International Capital Appreciation Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $1,534,099,341 on the Fund's redemptions of Fidelity Overseas Fund and Fidelity International Capital Appreciation Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed ($)
Fidelity Overseas Fund	4,181,757,673	853,603,460	61,496,436
Fidelity International Capital Appreciation Fund	2,203,307,882	680,495,881	73,272,627
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Fidelity International Fund	67,243

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Fidelity International Fund	102,942
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $139,713,430.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	32%
Fidelity International Discovery Fund	38%
Fidelity International Growth Fund	20%
Fidelity International Real Estate Fund	26%
Fidelity Japan Fund	22%
Fidelity Japan Smaller Companies Fund	14%
Fidelity Pacific Basin Fund	14%
Fidelity SAI International Index Fund	48%
Fidelity SAI International Low Volatility Index Fund	54%
Fidelity SAI International Momentum Index Fund	66%
Fidelity SAI International Quality Index Fund	71%
Fidelity SAI International Small Cap Index Fund	70%
Fidelity SAI International Value Index Fund	82%
Fidelity SAI Japan Stock Index Fund	24%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Fidelity International Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Fidelity International Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026, $1,450,884,937, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $31,698,406 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% and 0% of the dividends distributed in April and December respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 52.59% and 71.40% of the dividends distributed in April and December respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.0272 and $0.0135 for the dividend paid April 14, 2025.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Fidelity International Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with FIAM LLC, Fidelity Diversifying Solutions LLC, FIL Investment Advisors, and Geode Capital Management, LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and FIL Investment Advisors (UK) Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer  group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912839.115
SIL-ANN-0426
Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Emerging Markets Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 69.5%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	701,309	89,606,251
Anglogold Ashanti Plc (South Africa)	120,135	15,369,279

TOTAL AUSTRALIA		104,975,530
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Raiffeisen Bank International AG	17,898	893,726
BRAZIL - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Unifique Telecomunicacoes S/A	32,900	33,885
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,068,100	5,812,931
TOTAL COMMUNICATION SERVICES		5,846,816
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Mahle Metal Leve SA	15,500	109,300
Broadline Retail - 0.2%
MercadoLibre Inc (c)	13,328	23,425,026
Diversified Consumer Services - 0.0%
Cogna Educacao SA	4,881,110	3,332,466
Ser Educacional SA (e)(f)	37,664	90,808
		3,423,274
Household Durables - 0.1%
Construtora Tenda S/A	297,100	1,753,681
Cury Construtora e Incorporadora SA	115,400	874,757
Cyrela Brazil Realty SA Empreendimentos e Participacoes	823,200	4,931,333
Cyrela Brazil Realty SA Empreendimentos e Participacoes	138,322	786,518
		8,346,289
Specialty Retail - 0.1%
C&A MODAS SA	167,100	421,784
Grupo SBF SA	151,000	372,897
Lojas Renner SA	358,077	1,088,236
Ultrapar Participacoes SA	483,800	2,434,807
Vibra Energia SA	2,782,811	16,241,433
		20,559,157
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA	130,800	392,158
GUARARAPES CONFECCOES SA	111,962	219,053
		611,211
TOTAL CONSUMER DISCRETIONARY		56,474,257
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	1,198,686	5,864,244
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras ADR	582,168	9,681,454
PRIO SA/Brazil (c)	5,368,019	57,057,126
TOTAL ENERGY		66,738,580
Financials - 1.5%
Banks - 1.0%
Banco ABC Brasil SA	37,900	200,570
Banco Bradesco SA ADR	1,605,577	6,566,810
Banco do Brasil SA	1,114,400	5,858,399
Banco do Estado do Rio Grande do Sul SA Series B	181,900	659,261
Inter & Co Inc Class A	146,927	1,279,734
Itau Unibanco Holding SA	3,334,237	30,425,360
Itau Unibanco Holding SA ADR	2,050,036	18,552,826
Itausa SA	9,636,210	26,823,118
NU Holdings Ltd/Cayman Islands Class A (c)	2,955,923	44,279,727
		134,645,805
Capital Markets - 0.4%
Banco BTG Pactual SA unit	4,518,435	53,993,822
XP Inc Class A	175,900	3,787,127
		57,780,949
Financial Services - 0.1%
Pagseguro Digital Ltd Class A (d)	509,501	5,405,806
StoneCo Ltd Class A (c)(d)	611,133	10,267,034
		15,672,840
TOTAL FINANCIALS		208,099,594
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	530,300	1,739,909
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	21,299
TOTAL HEALTH CARE		1,761,208
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	26,122	111,183
Electrical Equipment - 0.0%
WEG SA	683,054	6,622,020
Ground Transportation - 0.2%
Localiza Rent a Car SA	1,400,191	13,863,981
Movida Participacoes SA	799,100	2,308,528
		16,172,509
TOTAL INDUSTRIALS		22,905,712
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	1,022,000	7,543,642
Materials - 0.4%
Metals & Mining - 0.3%
CSN Mineracao SA	205,900	218,491
Gerdau SA	1,126,710	4,613,215
Gerdau SA ADR	570,708	2,305,660
Vale SA	23,700	409,000
Vale SA ADR	2,344,859	40,284,678
		47,831,044
Paper & Forest Products - 0.1%
Eucatex SA Industria e Comercio	6,879	29,118
Suzano SA	742,185	8,396,904
		8,426,022
TOTAL MATERIALS		56,257,066
Utilities - 0.3%
Electric Utilities - 0.3%
Axia Energia	1,969,850	23,542,907
Axia Energia Series C	356,180	4,101,993
Equatorial SA	2,521,577	20,712,690
		48,357,590
Water Utilities - 0.0%
Cia De Sanena Do Parana	554,576	929,251
TOTAL UTILITIES		49,286,841
TOTAL BRAZIL		480,777,960
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	87,400	10,340,246
Materials - 0.0%
Metals & Mining - 0.0%
Torex Gold Resources Inc	73,009	4,448,354
TOTAL CANADA		14,788,600
CHILE - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	686,589	5,097,966
Financials - 0.1%
Banks - 0.1%
Banco de Chile	49,679,417	10,246,465
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	142,042,052	3,997,333
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	772,042	44,406,082
TOTAL CHILE		63,747,846
CHINA - 16.9%
Communication Services - 4.1%
Entertainment - 0.6%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	499,700	1,785,111
FriendTimes Inc (c)(f)	11,932	747
G-bits Network Technology Xiamen Co Ltd A Shares (China)	131,797	8,063,058
Giant Network Group Co Ltd A Shares (China)	421,000	2,277,434
iQIYI Inc Class A ADR (c)	207,010	331,216
Netease Inc	940,750	21,190,576
Netease Inc ADR	48,485	5,574,321
Perfect World Co Ltd/China A Shares (China)	954,700	3,005,449
Tencent Music Entertainment Group A Shares	464,028	3,378,831
Tencent Music Entertainment Group Class A ADR	2,459,304	35,905,839
XD Inc (f)	345,265	3,261,380
Zhejiang Century Huatong Group Co Ltd A Shares (China) (c)	1,000,040	2,684,485
		87,458,447
Interactive Media & Services - 3.5%
Autohome Inc Class A ADR	136,290	2,614,042
Baidu Inc A Shares (c)	933,731	14,503,960
Baidu Inc Class A ADR (c)(d)	40,355	5,021,776
Bilibili Inc Z Shares (c)	204,840	5,718,041
Hello Group Inc Class A ADR	106,578	689,560
JOYY Inc Class A ADR	80,799	4,821,276
Kuaishou Technology B Shares (e)(f)	1,520,200	12,212,666
Tencent Holdings Ltd	7,037,922	463,051,864
Tongdao Liepin Group (f)	345,863	143,236
Weibo Corp Class A ADR (d)	233,218	2,315,855
		511,092,276
Media - 0.0%
Focus Media Information Technology Co Ltd A Shares (China)	2,622,300	2,703,284
TOTAL COMMUNICATION SERVICES		601,254,007
Consumer Discretionary - 4.0%
Automobile Components - 0.2%
Autel Intelligent Technology Corp Ltd A Shares (China)	65,970	352,926
Changchun Faway Automobile Components Co Ltd A Shares (China)	347,900	549,380
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares	203,395	4,525,985
Fuyao Glass Industry Group Co Ltd A Shares (China)	974,628	8,583,525
Hesai Group ADR (c)	249,275	6,717,961
Huayu Automotive Systems Co Ltd A Shares (China)	813,000	2,291,460
Minth Group Ltd	94,000	527,229
Shentong Technology Group Co Ltd A Shares (China)	108,400	227,131
Shenzhen VMAX New Energy Group Co Ltd A Shares (China)	38,351	170,723
		23,946,320
Automobiles - 0.4%
BAIC Foton Motor Co Ltd A Shares (China) (c)	2,512,700	1,172,413
BAIC Motor Corp Ltd H Shares (c)(e)(f)	848,500	197,391
BYD Co Ltd H Shares	4,194,270	50,562,370
Dongfeng Motor Group Co Ltd H Shares (c)	2,018,000	2,530,432
Geely Automobile Holdings Ltd	1,723,000	3,556,823
Loncin Motor Co Ltd A Shares (China)	2,493,450	5,726,260
Niu Technologies ADR (c)	8,307	30,071
SAIC Motor Corp Ltd A Shares (China)	90,503	189,103
Yadea Group Holdings Ltd (e)(f)	550,000	802,145
Zhejiang Taotao Vehicles Co Ltd (China)	59,100	1,844,990
		66,611,998
Broadline Retail - 2.1%
Alibaba Group Holding Ltd	7,733,902	139,958,425
Alibaba Group Holding Ltd ADR	672,841	96,963,117
JD.com Inc A Shares	788,200	10,463,901
JD.com Inc ADR	91,692	2,432,589
PDD Holdings Inc Class A ADR (c)	384,639	39,898,603
Prosus NV Class N	42,579	2,188,579
Vipshop Holdings Ltd Class A ADR	510,578	8,894,269
		300,799,483
Distributors - 0.0%
Sinomach Automobile Co Ltd A Shares (China)	336,900	328,146
Diversified Consumer Services - 0.1%
China New Higher Education Group Ltd (e)(f)	172,885	19,447
New Oriental Education & Technology Group Inc	274,800	1,511,316
New Oriental Education & Technology Group Inc ADR	134,283	7,338,566
Shanghai Action Education Technology Co Ltd A Shares (China)	38,200	260,006
TAL Education Group Class A ADR (c)	505,549	5,323,431
		14,452,766
Hotels, Restaurants & Leisure - 0.8%
Atour Lifestyle Holdings Ltd ADR	275,106	10,803,413
H World Group Ltd ADR	766,416	41,999,597
Luckin Coffee Inc ADR (c)	98,300	3,438,534
Meituan B Shares (c)(e)(f)	2,421,101	24,930,092
Shangri-La Asia Ltd	10,888,000	7,083,866
Trip.com Group Ltd	61,073	3,169,576
Trip.com Group Ltd ADR	110,090	5,792,936
Xiabuxiabu Catering Management China Holdings Co Ltd (c)(e)(f)	80,000	7,567
Yum China Holdings Inc (d)	329,499	18,092,790
		115,318,371
Household Durables - 0.3%
Haier Smart Home Co Ltd A Shares (China)	6,236,967	23,372,029
Haier Smart Home Co Ltd H Shares	769,800	2,625,235
Healthcare Co Ltd A Shares (China) (c)	491,300	679,118
Midea Group Co Ltd A Shares	1,148,483	13,169,156
Midea Group Co Ltd A Shares (China)	178,500	2,046,782
TCL Electronics Holdings Ltd	112,000	175,801
Viomi Technology Co Ltd Class A ADR	63,369	80,478
		42,148,599
Specialty Retail - 0.0%
Grand Baoxin Auto Group Ltd (c)(g)	209,460	2,302
Pop Mart International Group Ltd (e)(f)	139,000	4,082,905
Zhongsheng Group Holdings Ltd	454,500	601,864
		4,687,071
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	20,600	223,947
Bosideng International Holdings Ltd	2,584,000	1,605,215
Cabbeen Fashion Ltd	48,447	8,855
CECEP COSTIN New Materials Group Ltd (c)(g)	741,000	1
Li Ning Co Ltd	596,500	1,717,051
Luolai Lifestyle Technology Co Ltd A Shares (China)	132,100	197,239
Shenzhou International Group Holdings Ltd	1,498,000	12,130,060
Zhejiang Semir Garment Co Ltd A Shares (China)	99,900	80,698
		15,963,066
TOTAL CONSUMER DISCRETIONARY		584,255,820
Consumer Staples - 0.3%
Beverages - 0.3%
China Foods Ltd	206,000	106,115
China Resources Beer Holdings Co Ltd	297,000	1,047,780
China Resources Beverage Holdings Co Ltd	81,200	104,206
Eastroc Beverage Group Co Ltd A Shares	205,821	7,249,442
Eastroc Beverage Group Co Ltd A Shares (China)	303,567	10,692,258
Kweichow Moutai Co Ltd A Shares (China)	89,236	18,932,105
Tsingtao Brewery Co Ltd H Shares	96,000	650,357
		38,782,263
Consumer Staples Distribution & Retail - 0.0%
JD Health International Inc (c)(e)(f)	190,250	1,380,051
Yifeng Pharmacy Chain Co Ltd A Shares (China)	151,700	537,504
		1,917,555
Food Products - 0.0%
China Mengniu Dairy Co Ltd	696,000	1,439,436
Muyuan Foods Co Ltd H Shares	210,300	1,097,815
		2,537,251
Household Products - 0.0%
Opple Lighting Co Ltd A Shares (China)	37,800	103,068
Personal Care Products - 0.0%
Chlitina Holding Ltd	23,000	80,294
Mao Geping Cosmetics Co LTD H Shares	411,645	4,130,446
		4,210,740
TOTAL CONSUMER STAPLES		47,550,877
Energy - 0.3%
Energy Equipment & Services - 0.0%
Anton Oilfield Services Group/Hong Kong	428,000	67,838
China Oilfield Services Ltd H Shares	966,000	1,245,870
Sinopec Oilfield Service Corp H Shares (c)	1,306,000	166,935
		1,480,643
Oil, Gas & Consumable Fuels - 0.3%
China Petroleum & Chemical Corp H Shares	43,862,000	30,555,500
PetroChina Co Ltd H Shares	8,373,129	10,210,350
		40,765,850
TOTAL ENERGY		42,246,493
Financials - 2.6%
Banks - 1.2%
Agricultural Bank of China Ltd H Shares	19,064,980	12,940,032
Bank of Chengdu Co Ltd A Shares (China)	2,759,329	6,505,840
China Construction Bank Corp H Shares	122,232,343	124,358,433
China Merchants Bank Co Ltd A Shares (China)	98,700	557,672
China Merchants Bank Co Ltd H Shares	2,771,270	17,300,512
China Minsheng Banking Corp Ltd H Shares	3,978,500	2,059,581
Industrial & Commercial Bank of China Ltd H Shares	12,998,248	10,716,402
Postal Savings Bank of China Co Ltd H Shares (e)(f)	5,385,000	3,393,416
		177,831,888
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	2,334,500	2,957,141
China International Capital Corp Ltd H Shares (e)(f)	788,000	2,040,658
Huatai Securities Co Ltd H Shares (e)(f)	344,000	737,827
		5,735,626
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	132,939	1,935,591
Insurance - 1.4%
China Life Insurance Co Ltd H Shares	17,403,932	70,252,853
China Pacific Insurance Group Co Ltd H Shares	2,827,661	12,990,022
China Taiping Insurance Holdings Co Ltd	1,492,634	4,361,481
New China Life Insurance Co Ltd H Shares	1,200,600	8,478,814
People's Insurance Co Group of China Ltd/The H Shares	9,356,587	7,666,197
PICC Property & Casualty Co Ltd H Shares	12,589,766	26,053,674
Ping An Insurance Group Co of China Ltd H Shares	9,603,388	83,075,500
Sunshine Insurance Group Co Ltd H Shares	901,500	451,706
		213,330,247
TOTAL FINANCIALS		398,833,352
Health Care - 0.9%
Biotechnology - 0.1%
3SBio Inc (e)(f)	565,500	1,585,892
Acrobiosystems Co Ltd A Shares (China)	85,300	598,749
HBM Holdings Ltd (c)(e)(f)	367,000	569,963
Innovent Biologics Inc (c)(e)(f)	1,284,585	13,973,233
Mabwell Shanghai Bioscience Co Ltd A Shares (China) (c)	134,087	682,928
		17,410,765
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	252,759	9,075,177
Edan Instruments Inc A Shares (China)	562,600	1,200,966
Shandong Weigao Group Medical Polymer Co Ltd H Shares	485,600	315,936
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	24,100	653,331
		11,245,410
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (c)(e)(f)	216,800	368,012
Sinopharm Group Co Ltd H Shares	216,000	583,664
		951,676
Health Care Technology - 0.0%
Medlive Technology Co Ltd (e)(f)	280,500	322,327
Life Sciences Tools & Services - 0.3%
GemPharmatech Co Ltd (China)	70,900	176,676
Wuxi Apptec Co Ltd H Shares (e)(f)	2,958,552	45,001,878
		45,178,554
Pharmaceuticals - 0.4%
China Resources Pharmaceutical Group Ltd (e)(f)	1,905,500	1,108,217
Consun Pharmaceutical Group Ltd	1,868,693	4,299,470
Hansoh Pharmaceutical Group Co Ltd (e)(f)	10,520,606	47,012,858
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares	543,600	4,483,103
Jianmin Pharmaceutical Group Co Ltd A Shares (China)	87,900	421,031
Sino Biopharmaceutical Ltd	1,107,000	856,066
Yabao Pharmaceutical Group Co Ltd A Shares (China)	415,100	409,762
		58,590,507
TOTAL HEALTH CARE		133,699,239
Industrials - 2.6%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (c)	297,400	390,405
Building Products - 0.0%
Guangdong Dongpeng Holdings Co Ltd A Shares (China)	144,100	151,701
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	854,000	558,898
Construction & Engineering - 0.0%
Changjiang & Jinggong Steel Building Group Co Ltd A Shares (China)	954,300	641,469
China Railway Group Ltd H Shares	6,805,000	4,497,003
		5,138,472
Electrical Equipment - 1.3%
Contemporary Amperex Technology Co Ltd A Shares	778,212	38,808,475
Contemporary Amperex Technology Co Ltd A Shares (China)	1,519,424	75,771,807
Harbin Electric Co Ltd H Shares	950,000	3,421,914
Sieyuan Electric Co Ltd A Shares (China)	1,957,565	61,205,661
Sungrow Power Supply Co Ltd A Shares	324,900	6,845,535
		186,053,392
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	2,255,835	21,159,732
Industrial Conglomerates - 0.0%
CITIC Ltd	2,748,000	4,397,699
Machinery - 1.1%
Airtac International Group	222,000	8,528,662
Guangdong Lyric Robot Automation Co Ltd A Shares (China) (c)	43,625	380,070
Huaming Power Equipment Co Ltd A Shares (China)	2,800,415	13,719,918
Neway Valve Suzhou Co Ltd A Shares (China)	961,600	7,851,856
Sany Heavy Equipment International Holdings Co Ltd	1,867,000	3,758,628
Sany Heavy Industry Co Ltd A Shares (China)	5,904,900	19,932,116
Shenzhen Inovance Technology Co Ltd A Shares	79,700	847,412
Shenzhen Inovance Technology Co Ltd A Shares (China)	5,925,804	63,006,274
Sinotruk Hong Kong Ltd	827,572	4,353,972
UBTech Robotics Corp Ltd H Shares (c)	303,039	4,706,296
Weichai Power Co Ltd H Shares	5,228,847	21,801,901
Yutong Bus Co Ltd A Shares (China)	868,500	3,759,844
Zhuzhou CRRC Times Electric Co Ltd H Shares	388,100	2,201,585
		154,848,534
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	3,024,800	5,869,119
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	43,700	350,456
Professional Services - 0.1%
Kanzhun Ltd ADR	1,264,034	20,325,667
TOTAL INDUSTRIALS		399,244,075
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.3%
BOE Technology Group Co Ltd A Shares (China)	23,397,700	15,284,141
Foxconn Industrial Internet Co Ltd A Shares	1,045,700	8,492,825
Luxshare Precision Industry Co Ltd A Shares (China)	1,066,993	7,813,185
OPT Machine Vision Tech Co Ltd A Shares (China)	8,998	153,504
WUS Printed Circuit Kunshan Co Ltd A Shares	1,563,900	19,063,609
		50,807,264
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	85,737	4,408,739
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	229,400	8,980,056
Montage Technology Co Ltd A Shares	858,723	20,478,282
Montage Technology Co Ltd A Shares (China)	472,000	11,255,956
NAURA Technology Group Co Ltd A Shares (China)	111,395	7,664,558
Xinyi Solar Holdings Ltd	1,754,000	775,729
		53,563,320
Software - 0.0%
Fujian Fuxin Software Development JSC Ltd A Shares (China)	50,518	639,375
Pony AI Inc ADR (c)	419,007	6,008,560
		6,647,935
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	4,394,000	5,423,614
Xiaomi Corp B Shares (c)(e)(f)	2,152,460	9,520,138
		14,943,752
TOTAL INFORMATION TECHNOLOGY		125,962,271
Materials - 1.3%
Chemicals - 0.0%
Anhui Huilong Agricultural Means of Production Co Ltd A Shares (China)	311,200	304,929
Asia - Potash International Investment Guangzhou Co Ltd A Shares (China) (c)	401,100	3,304,388
Fufeng Group Ltd	522,000	543,124
Sunresin New Materials Co Ltd A Shares	134,147	1,461,334
		5,613,775
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	3,058,643	9,578,540
Asia Cement China Holdings Corp (c)	23,814	7,184
China National Building Material Co Ltd H Shares	2,000,000	1,738,375
Keshun Waterproof Technologies Co Ltd A Shares (China)	86,200	94,267
		11,418,366
Metals & Mining - 1.2%
Aluminum Corp of China Ltd H Shares	1,828,000	3,303,924
Baoshan Iron & Steel Co Ltd A Shares (China)	774,186	812,770
China Hongqiao Group Ltd	2,389,000	10,828,277
Chuangxin Industries Holdings Ltd H Shares	3,000,341	9,089,153
CMOC Group Ltd H Shares	3,525,000	10,885,804
JCHX Mining Management Co Ltd A Shares (China)	833,600	9,415,103
Jiangxi Copper Co Ltd H Shares	521,000	3,036,736
MMG Ltd (c)	15,861,411	21,916,539
Nanshan Aluminium International Holdings Ltd H Shares	96,400	755,339
Zijin Mining Group Co Ltd A Shares (China)	6,353,425	36,639,054
Zijin Mining Group Co Ltd H Shares	13,947,143	80,223,616
		186,906,315
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	605,000	299,274
TOTAL MATERIALS		204,237,730
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	959,500	1,759,954
KE Holdings Inc A Shares	109,635	604,035
TOTAL REAL ESTATE		2,363,989
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	555,000	537,024
TOTAL CHINA		2,540,184,877
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA ADR	16,151	1,096,330
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp (c)	276,687	6,267,826
TOTAL COLOMBIA		7,364,156
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (c)(d)	509,111	5,822,464
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC	194,284	13,979,674
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	24,560	1,407,145
Moneta Money Bank AS (e)(f)	23,705	227,708
TOTAL FINANCIALS		1,634,853
Industrials - 0.1%
Aerospace & Defense - 0.1%
CSG NV	390,096	14,671,638
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	2,372	134,745
TOTAL CZECH REPUBLIC		16,441,236
FRANCE - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	2,500	6,052,746
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	72,950	16,601,681
TOTAL FRANCE		22,654,427
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TBC Bank Group PLC	91,369	5,922,718
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	42,200	4,651,706
GREECE - 0.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	9,173	82,098
Financials - 0.8%
Banks - 0.8%
Eurobank SA	10,677,298	49,455,878
National Bank of Greece SA	3,608,322	58,773,633
Optima bank SA	658,146	7,605,567
Piraeus Bank SA	851,902	8,173,652
TOTAL FINANCIALS		124,008,730
TOTAL GREECE		124,090,828
HONG KONG - 0.6%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Skyworth Group Ltd (c)	2,109,457	1,892,833
Financials - 0.4%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR (c)	33,971	5,056,244
Hong Kong Exchanges & Clearing Ltd	25,100	1,340,966
		6,397,210
Insurance - 0.4%
AIA Group Ltd	4,318,072	47,634,959
TOTAL FINANCIALS		54,032,169
Industrials - 0.0%
Electrical Equipment - 0.0%
China High Speed Transmission Equipment Group Co Ltd (c)	378	99
Machinery - 0.0%
Techtronic Industries Co Ltd	298,500	4,834,411
TOTAL INDUSTRIALS		4,834,510
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (c)	173,000	620,053
Materials - 0.2%
Metals & Mining - 0.2%
Zijin Gold International Co Ltd	1,120,182	33,476,308
Real Estate - 0.0%
Retail REITs - 0.0%
Link REIT	13,800	68,370
TOTAL HONG KONG		94,924,243
HUNGARY - 0.9%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,651	2,120,169
Financials - 0.7%
Banks - 0.7%
OTP Bank Nyrt	780,601	96,219,461
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	964,410	36,107,449
TOTAL HUNGARY		134,447,079
INDIA - 6.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	97,092	485,316
Media - 0.0%
Affle 3i Ltd (c)	71,483	1,081,626
Jagran Prakashan Ltd	30,888	21,499
TV Today Network Ltd	17,460	23,989
		1,127,114
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	2,485,062	51,311,041
TOTAL COMMUNICATION SERVICES		52,923,471
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
FIEM Industries Ltd	3,461	82,763
Automobiles - 0.5%
Bajaj Auto Ltd	25,156	2,756,279
Eicher Motors Ltd	84,227	7,412,905
Hero MotoCorp Ltd	38,513	2,416,134
Mahindra & Mahindra Ltd	1,316,281	49,132,943
Maruti Suzuki India Ltd	10,818	1,765,857
Tata Motors Passenger Vehicles Limited	344,594	1,448,728
TVS Motor Co Ltd	86,322	3,670,086
		68,602,932
Broadline Retail - 0.0%
Meesho	1,429,256	2,512,351
Hotels, Restaurants & Leisure - 0.1%
EIH Associated Hotels	582	2,107
Eternal Ltd (c)	5,947,303	16,093,925
MakeMyTrip Ltd (c)(d)	187,536	10,590,158
		26,686,190
Textiles, Apparel & Luxury Goods - 0.0%
Arvind Ltd	18,400	71,090
Kewal Kiran Clothing Ltd	9,162	51,041
Page Industries Ltd	101	35,632
Sutlej Textiles and Industries Ltd (c)	10,103	3,485
		161,248
TOTAL CONSUMER DISCRETIONARY		98,045,484
Consumer Staples - 0.1%
Beverages - 0.1%
Radico Khaitan Ltd	44,595	1,298,158
Varun Beverages Ltd	2,036,275	10,098,933
		11,397,091
Food Products - 0.0%
Bombay Burmah Trading Co	3,316	61,724
Tata Consumer Products Ltd	471,395	5,909,464
		5,971,188
Personal Care Products - 0.0%
Emami Ltd	30,144	153,209
TOTAL CONSUMER STAPLES		17,521,488
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Bharat Petroleum Corp Ltd	3,026,571	12,815,633
Coal India Ltd	2,838,443	13,430,189
Hindustan Petroleum Corp Ltd	473,467	2,282,361
Indian Oil Corp Ltd	5,279,517	10,874,354
Oil & Natural Gas Corp Ltd	2,654,541	8,157,543
Petronet LNG Ltd	619,400	2,200,840
Reliance Industries Ltd	2,535,816	38,835,316
Reliance Industries Ltd GDR (e)	233,700	14,325,810
TOTAL ENERGY		102,922,046
Financials - 2.7%
Banks - 1.9%
Axis Bank Ltd	2,185,619	33,232,013
Bank of Baroda	997,112	3,527,036
Bank of India	2,249,318	4,350,752
Canara Bank	4,993,388	8,633,656
Federal Bank Ltd	93,194	307,022
HDFC Bank Ltd	9,055,634	88,325,688
HDFC Bank Ltd ADR	769,552	24,510,232
ICICI Bank Ltd	3,546,978	53,913,742
ICICI Bank Ltd ADR	50,270	1,533,738
Indian Bank	28,114	305,953
Karur Vysya Bank Ltd/The	888,881	3,185,701
Kotak Mahindra Bank Ltd	1,663,200	7,587,161
Punjab National Bank	211,848	301,280
South Indian Bank Ltd/The	5,639,533	2,549,708
State Bank of India	3,616,211	47,744,935
Union Bank of India Ltd	2,300,186	5,111,777
		285,120,394
Capital Markets - 0.2%
360 ONE WAM Ltd	891,700	10,812,047
Aditya Birla Sun Life Asset Management Co Ltd	23,059	226,392
BSE Ltd	86,950	2,586,136
HDFC Asset Management Co Ltd (e)(f)	323,786	9,600,063
Multi Commodity Exchange of India Ltd	23,995	644,409
Nahar Capital and Financial Services Ltd	1,596	4,184
SMC Global Securities Ltd	122,496	103,429
VLS Finance Ltd	20,450	56,586
		24,033,246
Consumer Finance - 0.3%
Bajaj Finance Ltd	3,535,832	38,688,763
Five-Star Business Finance Ltd	319,843	1,465,908
Muthoot Finance Ltd	98,496	3,629,062
Repco Home Finance Ltd	6,303	26,374
		43,810,107
Financial Services - 0.1%
IIFL Finance Ltd	267,196	1,456,680
LIC Housing Finance Ltd	338,510	1,999,997
Power Finance Corp Ltd	381,368	1,733,853
PTC India Financial Services Ltd (c)	109,546	37,010
REC Ltd	1,810,011	6,956,303
		12,183,843
Insurance - 0.2%
HDFC Life Insurance Co Ltd (e)(f)	648,947	5,100,056
PB Fintech Ltd (c)	867,218	14,116,816
SBI Life Insurance Co Ltd (e)(f)	499,463	11,179,296
		30,396,168
TOTAL FINANCIALS		395,543,758
Health Care - 0.3%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	97,772	8,401,988
Max Healthcare Institute Ltd	1,070,426	12,842,125
Narayana Hrudayalaya Ltd (f)	72,823	1,464,908
		22,709,021
Pharmaceuticals - 0.1%
Alembic Pharmaceuticals Ltd	15,281	119,405
Alkem Laboratories Ltd	45,029	2,790,040
Aurobindo Pharma Ltd	211,190	2,831,738
Dr Reddy's Laboratories Ltd	48,117	682,462
Glenmark Pharmaceuticals Ltd	139,509	3,275,090
Lupin Ltd	426,250	10,780,237
Natco Pharma Ltd	92,217	1,001,533
Venus Remedies Ltd (c)	3,967	29,306
Zydus Lifesciences Ltd	67,890	687,500
		22,197,311
TOTAL HEALTH CARE		44,906,332
Industrials - 0.8%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	279,100	1,363,655
Hindustan Aeronautics Ltd (f)	251,199	10,800,091
		12,163,746
Air Freight & Logistics - 0.0%
Transport Corp of India Ltd	11,277	124,457
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	1,682,118	79,068,806
Electrical Equipment - 0.0%
Polycab India Ltd	43,173	4,084,304
Industrial Conglomerates - 0.0%
Nava Ltd	261,705	1,712,554
Machinery - 0.1%
Ashok Leyland Ltd	3,828,966	8,880,701
Cummins India Ltd	49,983	2,689,956
NRB Bearings Ltd	41,260	122,873
Tata Motors Ltd /new (c)	344,594	1,913,086
		13,606,616
Professional Services - 0.0%
Computer Age Management Services Ltd	740,500	5,512,847
eClerx Services Ltd	4,953	172,637
		5,685,484
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	178,674	2,985,850
Gujarat Pipavav Port Ltd	1,059,090	2,058,091
		5,043,941
TOTAL INDUSTRIALS		121,489,908
Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	542,326	8,276,971
Infosys Ltd	495,186	7,073,308
Infosys Ltd ADR (d)	874,879	12,633,253
Persistent Systems Ltd	62,698	3,260,376
Tata Consultancy Services Ltd	1,153,313	33,419,556
Tech Mahindra Ltd	222,151	3,314,069
		67,977,533
Software - 0.0%
Nucleus Software Exports Ltd	26,676	232,096
TOTAL INFORMATION TECHNOLOGY		68,209,629
Materials - 0.5%
Chemicals - 0.0%
Andhra Sugars Ltd/The	48,522	39,359
Chambal Fertilisers and Chemicals Ltd	335,897	1,702,237
GHCL Ltd	19,449	102,398
Grauer & Weil India Ltd	8,985	6,171
Mayur Uniquoters Ltd	8,046	47,016
Tamilnadu Petroproducts Ltd	29,740	30,702
UPL Ltd	274,982	1,925,723
		3,853,606
Construction Materials - 0.1%
JK Cement Ltd	262,352	16,303,140
NCL Industries Ltd	10,163	20,743
		16,323,883
Metals & Mining - 0.4%
APL Apollo Tubes Ltd	37,574	922,496
Hindalco Industries Ltd	2,524,023	25,643,166
Hindustan Zinc Ltd	682,478	4,527,508
National Aluminium Co Ltd	1,552,837	6,049,815
NMDC Ltd	248,528	223,197
Tata Steel Ltd	2,681,912	6,256,528
Vedanta Ltd	1,280,234	10,104,927
		53,727,637
Paper & Forest Products - 0.0%
Seshasayee Paper & Boards Ltd	7,482	22,348
TOTAL MATERIALS		73,927,474
Utilities - 0.2%
Gas Utilities - 0.0%
GAIL India Ltd	94,403	175,837
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd	5,964,826	25,027,929
TOTAL UTILITIES		25,203,766
TOTAL INDIA		1,000,693,356
INDONESIA - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	15,619,905	3,298,208
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	2,420,300	333,486
TOTAL COMMUNICATION SERVICES		3,631,694
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Gajah Tunggal Tbk PT	2,163,273	143,874
Textiles, Apparel & Luxury Goods - 0.0%
Hartadinata Abadi PT	552,743	106,823
TOTAL CONSUMER DISCRETIONARY		250,697
Consumer Staples - 0.1%
Food Products - 0.1%
Astra Agro Lestari Tbk PT	61,551	27,535
Charoen Pokphand Indonesia Tbk PT	96,900	24,564
Dharma Satya Nusantara Tbk PT	7,610,237	626,432
Eagle High Plantations Tbk PT (c)	5,369,800	43,561
Indofood CBP Sukses Makmur Tbk PT	3,725,200	1,744,278
Indofood Sukses Makmur Tbk PT	9,521,300	3,663,131
Japfa Comfeed Indonesia Tbk PT	3,740,300	530,982
Nusantara Sawit Sejahtera Tbk	1,218,900	81,066
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	466,264	32,679
Triputra Agro Persada PT	990,800	96,036
Ultrajaya Milk Industry & Trading Co Tbk PT	694,200	68,116
		6,938,380
Household Products - 0.0%
Unilever Indonesia Tbk PT	1,630,500	231,470
Personal Care Products - 0.0%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,051,900	66,092
Tobacco - 0.0%
Gudang Garam Tbk PT	347,200	358,280
Hanjaya Mandala Sampoerna Tbk PT	2,116,200	114,235
		472,515
TOTAL CONSUMER STAPLES		7,708,457
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	3,172,714	442,836
Baramulti Suksessarana Tbk PT	28,475	6,658
Bukit Asam Persero Tbk PT	507,208	78,660
United Tractors Tbk PT	1,114,700	1,901,606
TOTAL ENERGY		2,429,760
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	141,228,365	60,303,064
Bank Danamon Indonesia Tbk PT	355,601	60,239
Bank Rakyat Indonesia Persero Tbk PT	97,838,069	22,768,819
TOTAL FINANCIALS		83,132,122
Industrials - 0.0%
Building Products - 0.0%
Mulia Industrindo PT	2,922,063	53,683
Commercial Services & Supplies - 0.0%
Jasuindo Tiga Perkasa Tbk	5,821,200	206,598
Ground Transportation - 0.0%
Adi Sarana Armada Tbk PT	1,084,700	76,993
Industrial Conglomerates - 0.0%
Astra International Tbk PT	14,972,900	5,961,474
TOTAL INDUSTRIALS		6,298,748
Materials - 0.0%
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	985,500	171,647
Metals & Mining - 0.0%
Aneka Tambang Tbk	11,749,200	3,048,555
TOTAL MATERIALS		3,220,202
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	14,825,000	2,113,436
TOTAL INDONESIA		108,785,116
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (d)	35,000	3,405,253
JAPAN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Komatsu Ltd	596,400	28,627,428
KAZAKHSTAN - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAC Kazatomprom JSC GDR (f)	94,402	7,740,964
Financials - 0.1%
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR (c)	202,799	14,315,581
TOTAL KAZAKHSTAN		22,056,545
KOREA (SOUTH) - 12.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
KT Corp	182,383	8,107,086
LG Uplus Corp	394,404	4,529,916
		12,637,002
Entertainment - 0.1%
Com2uSCorp (c)	2,100	52,351
DoubleDown Interactive Co Ltd ADR (c)	2,346	21,442
Gravity Co Ltd ADR (c)	279	18,141
HYBE Co Ltd	68,576	18,452,587
Mgame Corp	27,821	105,096
NCSoft Corp	1,070	171,636
		18,821,253
Interactive Media & Services - 0.1%
Kakao Corp	108,647	4,700,231
NAVER Corp	20,739	3,665,127
SOOP Co Ltd	720	35,447
Webtoon Entertainment Inc (c)(d)	796,433	8,959,871
		17,360,676
TOTAL COMMUNICATION SERVICES		48,818,931
Consumer Discretionary - 0.9%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	58,856	2,979,419
Hyundai Mobis Co Ltd	79,164	28,420,496
Korea Fuel-Tech Corp	22,654	135,445
PHA Co Ltd	10,325	97,437
Seoyon Co Ltd	15,754	124,275
SJG Sejong	64,835	451,569
Yoosung Enterprise Co Ltd	12,624	19,898
		32,228,539
Automobiles - 0.7%
Hyundai Motor Co	54,061	25,302,146
Kia Corp	458,009	65,358,070
		90,660,216
Broadline Retail - 0.0%
SAVEZONE I&C CORP	11,337	25,428
Shinsegae Inc	3,185	815,005
		840,433
Diversified Consumer Services - 0.0%
Multicampus CO Ltd	955	19,232
Hotels, Restaurants & Leisure - 0.0%
DoubleUGames Co Ltd	4,925	181,258
Shinsegae Food Co Ltd	1,420	51,176
		232,434
Household Durables - 0.0%
LG Electronics Inc	45,288	4,582,010
Specialty Retail - 0.0%
LOTTE Himart Co Ltd	3,717	22,172
Textiles, Apparel & Luxury Goods - 0.0%
F&F Holdings Co Ltd	2,557	38,087
Youngone Corp	27,685	1,862,866
		1,900,953
TOTAL CONSUMER DISCRETIONARY		130,485,989
Consumer Staples - 0.2%
Food Products - 0.0%
Dongwon Industries Co Ltd	3,619	107,810
Maeil Dairies Co Ltd (c)	1,869	51,914
		159,724
Personal Care Products - 0.1%
APR Corp/Korea	61,594	13,366,011
Tobacco - 0.1%
KT&G Corp	139,968	15,852,439
TOTAL CONSUMER STAPLES		29,378,174
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	23,866	4,847,512
Financials - 1.1%
Banks - 0.8%
BNK Financial Group Inc	60,117	831,990
Hana Financial Group Inc	396,368	33,524,264
KB Financial Group Inc	332,775	36,741,866
Shinhan Financial Group Co Ltd	433,594	29,130,017
Woori Financial Group Inc	876,764	21,917,882
		122,146,019
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	9,850	3,187,391
Korea Investment Holdings Co Ltd	68,578	12,310,020
Samsung Securities Co Ltd	43,290	3,210,497
		18,707,908
Insurance - 0.2%
DB Insurance Co Ltd	24,092	3,063,195
Samsung Fire & Marine Insurance Co Ltd	60,337	22,206,134
		25,269,329
TOTAL FINANCIALS		166,123,256
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	3,615	80,329
Rayence Co Ltd	12,372	50,086
		130,415
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (c)(e)(f)	25,098	30,987,337
TOTAL HEALTH CARE		31,117,752
Industrials - 1.2%
Aerospace & Defense - 0.6%
Hanwha Aerospace Co Ltd	54,877	45,537,758
Korea Aerospace Industries Ltd	256,778	34,146,011
		79,683,769
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	31,789	6,390,559
Construction & Engineering - 0.0%
Samsung E&A Co Ltd	85,428	2,159,310
Electrical Equipment - 0.2%
Dongyang E&P Inc	21,665	496,462
Doosan Enerbility Co Ltd (c)	74,245	5,480,420
HD Hyundai Electric Co Ltd	5,096	3,715,627
Hyosung Heavy Industries Corp	2,950	5,782,908
LS Electric Co Ltd	35,981	19,663,524
WONIK PNE Co Ltd (c)	22,664	62,322
		35,201,263
Industrial Conglomerates - 0.3%
AK Holdings Inc	1,601	9,483
CJ Corp	16,704	2,534,459
GS Holdings Corp	33,491	1,597,711
Hanwha Corp (c)	48,279	4,579,545
Samsung C&T Corp	78,191	19,030,850
SK Square Co Ltd (c)	37,818	16,938,371
		44,690,419
Machinery - 0.1%
DYPNF Co Ltd (c)	4,363	45,323
HD Hyundai Heavy Industries Co Ltd	4,199	1,758,234
HD Korea Shipbuilding & Offshore Engineering Co Ltd	20,375	6,366,834
Samsung Heavy Industries Co Ltd (c)	473,476	9,518,312
TK Corp	13,532	264,517
TYM Corp	33,028	168,571
		18,121,791
Trading Companies & Distributors - 0.0%
HS Hyosung Corp	663	30,616
LX INTERNATIONAL CORP	52,094	1,541,029
		1,571,645
TOTAL INDUSTRIALS		187,818,756
Information Technology - 8.1%
Electronic Equipment, Instruments & Components - 0.1%
Amotech Co Ltd (c)	3,877	35,483
LG Innotek Co Ltd	18,055	3,999,462
MAKUS Inc	1,579	35,580
Samsung Electro-Mechanics Co Ltd	41,489	12,921,377
Segyung Hitech Co Ltd	35,908	118,939
		17,110,841
Semiconductors & Semiconductor Equipment - 2.3%
DB HiTek Co Ltd	2,137	142,014
DIT Corp	3,907	62,129
Eugene Technology Co Ltd	12,690	1,180,809
NEPES Corp (c)	3,272	42,556
SK Hynix Inc	453,628	334,217,063
		335,644,571
Technology Hardware, Storage & Peripherals - 5.7%
Samsung Electronics Co Ltd	5,665,989	851,818,384
TOTAL INFORMATION TECHNOLOGY		1,204,573,796
Materials - 0.0%
Chemicals - 0.0%
ENF Technology Co Ltd	3,366	136,502
LG Chem Ltd	8,125	2,355,555
Purit Co Ltd	4,872	33,493
Taekwang Industrial Co Ltd (c)	98	98,607
		2,624,157
Metals & Mining - 0.0%
KG Chemical Corp (c)	20,798	78,566
SeAH Steel Corp	332	30,616
		109,182
TOTAL MATERIALS		2,733,339
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	377,958	15,175,023
TOTAL KOREA (SOUTH)		1,821,072,528
KUWAIT - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,614	398,540
Mobile Telecommunications Co KSCP	1,909,607	3,374,656
National Mobile Telecommunications Co KSC	1,531	8,156
TOTAL COMMUNICATION SERVICES		3,781,352
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	238,574	906,223
Financials - 0.1%
Banks - 0.1%
National Bank of Kuwait SAKP	1,652,637	5,081,307
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	17,513	177,014
Kuwait Investment Co SAK	683,641	488,157
		665,171
TOTAL FINANCIALS		5,746,478
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSCC	338,975	152,522
Passenger Airlines - 0.0%
Jazeera Airways Co KSCP	53,900	334,788
TOTAL INDUSTRIALS		487,310
Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	56,898	103,704
TOTAL KUWAIT		11,025,067
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	894,000	4,772,022
MALAYSIA - 0.3%
Communication Services - 0.0%
Media - 0.0%
Media Prima Bhd	235,000	18,421
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sports Toto Bhd	70,230	24,547
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	13,800	389,776
SD Guthrie Bhd	1,617,100	2,389,701
Three-A Resources BHD	93,000	16,611
TOTAL CONSUMER STAPLES		2,796,088
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	2,160,400	3,570,129
CIMB Group Holdings Bhd	17,272,821	35,690,949
Hong Leong Bank Bhd	237,700	1,422,168
Hong Leong Financial Group Bhd	42,634	233,385
RHB Bank Bhd	1,377,300	2,973,354
		43,889,985
Capital Markets - 0.0%
Kenanga Investment Bank Bhd	106,300	23,905
TOTAL FINANCIALS		43,913,890
Industrials - 0.0%
Construction & Engineering - 0.0%
Mitrajaya Holdings Bhd	179,300	31,335
Sunway Construction Group Bhd	195,800	354,765
		386,100
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,273,900	1,425,936
Professional Services - 0.0%
Zetrix Ai Bhd	8,033,800	1,693,065
Trading Companies & Distributors - 0.0%
Engtex Group Bhd	272,525	39,222
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	109,200	172,598
TOTAL INDUSTRIALS		3,716,921
Materials - 0.0%
Metals & Mining - 0.0%
Ann Joo Resources Bhd (c)	500	64
Press Metal Aluminium Holdings Bhd	1,173,700	2,150,728
		2,150,792
Paper & Forest Products - 0.0%
Evergreen Fibreboard Bhd (c)	265,100	9,538
TOTAL MATERIALS		2,160,330
TOTAL MALAYSIA		52,630,197
MEXICO - 1.9%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV ADR	1,521,600	39,592,032
America Movil SAB de CV Series B	7,471,210	9,713,180
TOTAL COMMUNICATION SERVICES		49,305,212
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
El Puerto de Liverpool SAB de CV Series C (d)	297,663	1,855,770
Consumer Staples - 0.6%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV ADR (d)	365,099	41,007,920
Consumer Staples Distribution & Retail - 0.3%
BBB Foods Inc Class A (c)(d)	258,954	9,438,873
Grupo Comercial Chedraui SA de CV (d)	594,600	3,813,008
Wal-Mart de Mexico SAB de CV Series V	8,070,036	26,119,139
		39,371,020
Food Products - 0.0%
Gruma SAB de CV Series B	417,927	7,492,206
TOTAL CONSUMER STAPLES		87,871,146
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	4,319,313	49,255,016
Consumer Finance - 0.0%
Gentera SAB de CV	561,900	1,635,911
TOTAL FINANCIALS		50,890,927
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	373,826	5,710,712
Grupo Aeroportuario del Pacifico SAB de CV Series B (d)	159,480	4,161,556
Promotora y Operadora de Infraestructura SAB de CV	18,043	297,277
TOTAL INDUSTRIALS		10,169,545
Materials - 0.5%
Construction Materials - 0.2%
Cemex SAB de CV ADR	2,481,830	31,047,693
Metals & Mining - 0.3%
Grupo Mexico SAB de CV Series B	2,405,457	30,592,687
Industrias Penoles SAB de CV (c)	57,288	3,637,931
Southern Copper Corp (d)	13,017	2,841,611
Ternium SA ADR	50,330	2,187,845
		39,260,074
TOTAL MATERIALS		70,307,767
Real Estate - 0.1%
Diversified REITs - 0.0%
Concentradora Fibra Danhos SA de CV (d)	24,930	39,649
Fibra Uno Administracion SA de CV	1,810,800	3,145,926
		3,185,575
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (d)	1,719,294	8,443,728
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR	168,475	6,188,087
TOTAL REAL ESTATE		17,817,390
TOTAL MEXICO		288,217,757
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	28,400	6,355,779
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC (United Kingdom)	14,117,520	1,256,459
PANAMA - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Copa Holdings SA Class A	3,400	471,274
PERU - 0.7%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	267,001	92,483,806
Intercorp Financial Services Inc (United States) (f)	7,904	382,396
TOTAL FINANCIALS		92,866,202
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Ferreycorp Saa	32,934	40,737
Materials - 0.1%
Metals & Mining - 0.1%
Cia de Minas Buenaventura SAA ADR	398,968	17,422,933
TOTAL PERU		110,329,872
PHILIPPINES - 0.2%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,268,037	15,781,911
Materials - 0.0%
Metals & Mining - 0.0%
OceanaGold Philippines Inc	93,500	63,128
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	25,370,453	9,191,317
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aboitiz Power Corp	56,300	43,233
TOTAL PHILIPPINES		25,079,589
POLAND - 0.7%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Allegro.eu SA (c)(e)(f)	850,786	6,608,613
Hotels, Restaurants & Leisure - 0.0%
Rainbow Tours SA	584	25,873
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	2,792	16,151,194
TOTAL CONSUMER DISCRETIONARY		22,785,680
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(e)(f)	489,300	5,504,907
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	254,779	8,175,688
Financials - 0.5%
Banks - 0.4%
Bank Polska Kasa Opieki SA	286,232	18,120,056
Powszechna Kasa Oszczednosci Bank Polski SA	1,367,122	35,376,097
		53,496,153
Capital Markets - 0.0%
XTB SA (e)(f)	38,552	959,174
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	941,412	17,821,000
TOTAL FINANCIALS		72,276,327
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	825	40,706
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (c)	18,042	1,694,049
Utilities - 0.0%
Electric Utilities - 0.0%
Tauron Polska Energia SA (c)	164,847	542,547
TOTAL POLAND		111,019,904
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	482,261	1,794,737
Wireless Telecommunication Services - 0.0%
Vodafone Qatar PQSC (c)	352,878	258,092
TOTAL COMMUNICATION SERVICES		2,052,829
Financials - 0.0%
Banks - 0.0%
Commercial Bank PSQC/The	106,885	142,376
Doha Bank QPSC (c)	933,222	756,112
Qatar National Bank QPSC	211,900	1,123,228
		2,021,716
Financial Services - 0.0%
Salam International Investment Ltd	159,347	34,837
TOTAL FINANCIALS		2,056,553
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	22,883	23,794
Marine Transportation - 0.0%
Qatar Navigation QSC	1,814	5,570
TOTAL INDUSTRIALS		29,364
TOTAL QATAR		4,138,746
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (c)(d)(g)	52,200	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (c)(g)	1,235,592	12
LUKOIL PJSC (c)(g)	165,638	0
LUKOIL PJSC ADR (c)(g)	200,700	2
Rosneft Oil Co PJSC (c)(g)	634,013	0
TOTAL ENERGY		14
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(g)	2,908,251	0
Sberbank of Russia PJSC (Russia) (c)(g)	328,709	3
Sberbank of Russia PJSC ADR (c)(g)	1,288,149	14
TOTAL FINANCIALS		17
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (c)(g)	18,583	0
Phosagro Pjsc GDR (c)(f)(g)	359	0
Phosagro Pjsc GDR (c)(f)(g)	1	0
		0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (c)(g)	355,140	0
Novolipetsk Steel PJSC GDR (c)(f)(g)	56,576	1
Polyus PJSC (c)(g)	24,680	0
		1
TOTAL MATERIALS		1
TOTAL RUSSIA		32
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	418,337	4,664,175
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	450,728	7,726,628
TOTAL COMMUNICATION SERVICES		12,390,803
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Al Majed for Oud Co	9,786	433,089
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (e)(f)	4,045,700	26,921,718
Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	2,398,183	64,575,564
Arab National Bank	1,243,862	6,831,309
Banque Saudi Fransi	358,476	1,898,989
Riyad Bank	568,631	4,211,408
Saudi Awwal Bank	46,033	419,966
Saudi National Bank/The	1,634,977	18,167,864
TOTAL FINANCIALS		96,105,100
Industrials - 0.0%
Construction & Engineering - 0.0%
Al Babtain Power & Telecommunication Co	33,106	555,606
Electrical Equipment - 0.0%
Electrical Industries Co	138,062	542,177
TOTAL INDUSTRIALS		1,097,783
Materials - 0.0%
Chemicals - 0.0%
SABIC Agri-Nutrients Co	7,957	262,624
Construction Materials - 0.0%
Arabian Cement Co/Saudi Arabia	42,338	252,049
Tabuk Cement Co	27,542	61,165
		313,214
TOTAL MATERIALS		575,838
TOTAL SAUDI ARABIA		137,524,331
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
IGG Inc	421,000	170,049
SLOVENIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Nova Ljubljanska Banka dd GDR (f)	186,290	9,707,304
SOUTH AFRICA - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	171,526	694,201
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	2,260,367	29,400,880
TOTAL COMMUNICATION SERVICES		30,095,081
Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Naspers Ltd Class N	909,284	50,602,282
Specialty Retail - 0.2%
Foschini Group Ltd	1,418,626	7,725,544
Lewis Group Ltd	7,250	41,044
Pepkor Holdings Ltd (e)(f)	9,827,222	16,361,631
Super Group Ltd/South Africa	70,708	76,521
		24,204,740
TOTAL CONSUMER DISCRETIONARY		74,807,022
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	171,226	4,544,817
Shoprite Holdings Ltd	869,817	14,470,126
		19,014,943
Food Products - 0.0%
Astral Foods Ltd	11,540	201,959
Premier Group Ltd	2,238	25,478
		227,437
TOTAL CONSUMER STAPLES		19,242,380
Financials - 0.8%
Banks - 0.4%
Capitec Bank Holdings Ltd	138,981	41,413,469
Nedbank Group Ltd	80,158	1,595,181
Standard Bank Group Ltd	947,518	19,082,549
		62,091,199
Capital Markets - 0.0%
Alexander Forbes Group Holdings Ltd	888	460
Investec Ltd	124,433	1,076,039
Jse Limited	2,422	25,407
		1,101,906
Financial Services - 0.3%
FirstRand Ltd	7,072,741	44,074,453
Insurance - 0.1%
Old Mutual Ltd	6,079,321	6,292,289
OUTsurance Group Ltd	321,175	1,490,748
		7,783,037
TOTAL FINANCIALS		115,050,595
Materials - 0.8%
Chemicals - 0.1%
Omnia Holdings Ltd	11,344	63,676
Sasol Ltd (c)	2,151,056	19,599,668
		19,663,344
Construction Materials - 0.0%
PPC Ltd	129,429	53,777
Metals & Mining - 0.7%
African Rainbow Minerals Ltd	8,564	134,892
Gold Fields Ltd	385,594	22,598,127
Gold Fields Ltd ADR (d)	247,618	14,569,843
Harmony Gold Mining Co Ltd	101,577	2,311,358
Harmony Gold Mining Co Ltd ADR	246,570	5,609,468
Impala Platinum Holdings Ltd	1,385,379	30,777,143
Kumba Iron Ore Ltd (d)	40,021	925,048
Northam Platinum Holdings Ltd	76,509	2,094,347
Pan African Resources PLC	458,685	1,107,719
Pan African Resources PLC (South Africa)	641,213	1,548,455
Sibanye Stillwater Ltd (c)	952,054	4,229,224
Sibanye Stillwater Ltd ADR (c)	221,531	3,923,314
Valterra Platinum Ltd	84,966	9,976,034
		99,804,972
TOTAL MATERIALS		119,522,093
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	2,489,780	2,958,710
TOTAL SOUTH AFRICA		361,675,881
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (c)	8,121,300	1,880,180
TAIWAN - 15.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chunghwa Telecom Co Ltd	849,000	3,635,592
Entertainment - 0.0%
International Games System Co Ltd	116,000	2,570,299
TOTAL COMMUNICATION SERVICES		6,205,891
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Gourmet Master Co Ltd	44,000	100,440
Kuang Hong Arts Management Inc	41,000	188,883
Lion Travel Service Co Ltd	180,000	1,007,142
Wowprime Corp	56,685	395,779
		1,692,244
Household Durables - 0.0%
FY Group Ltd	11,000	16,237
Shane Global Holding Inc	16,000	28,312
Ya Horng Electronic Co Ltd	13,000	22,339
		66,888
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	1,364,106	18,396,252
King Chou Marine Technology Co Ltd	16,000	27,086
Pou Chen Corp	1,089,000	1,078,029
		19,501,367
TOTAL CONSUMER DISCRETIONARY		21,260,499
Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	1,964,391	4,540,533
Financials - 0.1%
Banks - 0.1%
Chang Hwa Commercial Bank Ltd	499,550	344,012
CTBC Financial Holding Co Ltd	7,010,934	12,494,779
First Financial Holding Co Ltd	124,000	118,204
		12,956,995
Financial Services - 0.0%
Chailease Holding Co Ltd	332,000	1,100,810
Yuanta Financial Holding Co Ltd	267,140	418,603
		1,519,413
Insurance - 0.0%
KGI Financial Holding Co Ltd	4,119,000	2,882,486
TOTAL FINANCIALS		17,358,894
Health Care - 0.0%
Pharmaceuticals - 0.0%
Cenra Inc	20,000	21,807
Sinphar Pharmaceutical Co Ltd	40,000	39,214
TOTAL HEALTH CARE		61,021
Industrials - 0.5%
Air Freight & Logistics - 0.0%
Dimerco Express Corp	162,558	406,836
Commercial Services & Supplies - 0.0%
L&K Engineering Co Ltd	178,000	3,319,837
Construction & Engineering - 0.0%
Kedge Construction Co Ltd	15,000	41,892
United Integrated Services Co Ltd	10,000	360,263
		402,155
Electrical Equipment - 0.1%
Ablerex Electronics Co Ltd	56,000	126,583
Bizlink Holding Inc	314,613	14,142,840
		14,269,423
Machinery - 0.2%
Hiwin Technologies Corp	1,909,515	14,002,055
Kinik Co	521,000	8,703,819
Value Valves Co Ltd	6,000	15,801
		22,721,675
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	2,140,000	13,440,668
Yang Ming Marine Transport Corp	658,000	1,204,145
		14,644,813
Passenger Airlines - 0.1%
China Airlines Ltd	4,085,000	2,734,968
Eva Airways Corp	7,334,000	8,885,162
		11,620,130
TOTAL INDUSTRIALS		67,384,869
Information Technology - 15.0%
Communications Equipment - 0.3%
Accton Technology Corp	961,878	42,932,768
Zyxel Group Corp	158,000	173,535
		43,106,303
Electronic Equipment, Instruments & Components - 2.4%
AVer Information Inc	16,000	17,522
Chroma ATE Inc	676,045	29,743,738
Chunghwa Precision Test Tech Co Ltd	4,000	478,225
Delta Electronics Inc	1,970,917	89,855,619
E Ink Holdings Inc	2,520,000	15,023,911
Elite Material Co Ltd	610,749	47,510,922
General Interface Solution GIS Holding Ltd (c)	68,000	103,520
Gold Circuit Electronics Ltd	489,000	12,877,447
Hon Hai Precision Industry Co Ltd	12,052,788	93,375,869
Innolux Corp	3,248,000	2,775,183
Lotes Co Ltd	12,000	679,079
Primax Electronics Ltd	69,917	182,338
Simplo Technology Co Ltd	73,000	775,011
Sirtec International Co Ltd	1,000	811
Taiwan Surface Mounting Technology Corp	410,000	1,326,755
Unimicron Technology Corp	1,633,184	25,071,035
WT Microelectronics Co Ltd	374,000	2,193,968
Yageo Corp	4,267,512	40,544,493
Zhen Ding Technology Holding Ltd	441,000	2,938,500
		365,473,946
Semiconductors & Semiconductor Equipment - 11.9%
ADATA Technology Co Ltd	196,000	1,784,034
Advanced Analog Technology Inc	33,000	49,238
Alchip Technologies Ltd	20,000	2,225,340
ASE Technology Holding Co Ltd	3,831,452	45,939,226
ASPEED Technology Inc	88,000	27,298,349
eGalax_eMPIA Technology Inc	293,826	417,798
eMemory Technology Inc	77,000	6,210,865
Everlight Electronics Co Ltd	16,000	29,942
FocalTech Systems Co Ltd (g)	195,000	327,010
Global Mixed Mode Technology Inc	5,000	39,612
Global Unichip Corp	57,000	5,033,795
Grand Process Technology Corp	39,000	2,213,225
Himax Technologies Inc ADR	5,217	37,979
ITE Technology Inc	98,000	384,301
Jentech Precision Industrial Co Ltd	27,000	2,685,711
King Yuan Electronics Co Ltd	318,000	3,315,246
Macroblock Inc	39,000	73,733
MediaTek Inc	2,511,803	155,756,451
MPI Corp	36,000	3,380,093
Nanya Technology Corp (c)	384,000	3,495,250
Niko Semiconductor Co Ltd	16,266	26,188
Novatek Microelectronics Corp	528,000	6,615,571
Phison Electronics Corp	51,000	3,073,073
Pixart Imaging Inc	114,000	748,709
Radiant Opto-Electronics Corp	128,000	497,864
Raydium Semiconductor Corp	62,572	464,811
Realtek Semiconductor Corp	464,000	7,122,872
Silicon Motion Technology Corp ADR	50,086	6,472,614
Sinopower Semiconductor Inc	16,000	74,476
Sitronix Technology Corp	51,000	323,567
Sonix Technology Co Ltd	94,000	131,713
Sunplus Technology Co Ltd (c)	31,000	22,879
Taiwan Semiconductor Manufacturing Co Ltd	23,732,418	1,473,542,113
Taiwan Semiconductor Manufacturing Co Ltd ADR	98,591	36,930,217
		1,796,743,865
Technology Hardware, Storage & Peripherals - 0.4%
Asia Vital Components Co Ltd	163,760	9,214,959
Asustek Computer Inc	418,000	7,089,715
Compal Electronics Inc	2,493,000	2,515,573
Ennoconn Corp	9,000	81,776
King Slide Works Co Ltd	18,000	1,976,981
Lite-On Technology Corp	436,000	2,404,770
Pegatron Corp	2,008,000	4,705,350
Quanta Computer Inc	775,000	7,202,464
Wistron Corp	1,203,000	5,216,094
Wiwynn Corp	117,000	14,920,615
		55,328,297
TOTAL INFORMATION TECHNOLOGY		2,260,652,411
TOTAL TAIWAN		2,377,464,118
THAILAND - 0.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Thai Stanley Electric PCL depository receipt	2,439	16,244
Specialty Retail - 0.0%
Com7 Pcl	2,375,600	1,842,084
Index Livingmall PCL depository receipt	197,986	93,642
		1,935,726
TOTAL CONSUMER DISCRETIONARY		1,951,970
Consumer Staples - 0.0%
Beverages - 0.0%
Haad Thip PCL depository receipt	168,600	87,337
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	1,674,600	9,563,755
Kasikornbank PCL	1,821,626	11,780,786
Kasikornbank PCL depository receipt	443,460	2,867,936
Kiatnakin Phatra Bank PCL	816,200	2,041,813
Krung Thai Bank PCL depository receipt	5,009,300	5,520,223
TOTAL FINANCIALS		31,774,513
Industrials - 0.1%
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL depository receipt (c)	1,236,571	46,948
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	8,156,862	14,303,378
TOTAL INDUSTRIALS		14,350,326
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL depository receipt	112,600	1,010,792
TOTAL THAILAND		49,174,938
TURKEY - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,768,024	4,664,132
Specialty Retail - 0.0%
Dogus Otomotiv Servis ve Ticaret AS	343,682	1,713,169
TOTAL CONSUMER DISCRETIONARY		6,377,301
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,187,221	1,374,740
Consumer Staples Distribution & Retail - 0.0%
Migros Ticaret AS	114,020	1,675,238
Sok Marketler Ticaret AS (c)	216,455	314,085
		1,989,323
TOTAL CONSUMER STAPLES		3,364,063
Financials - 0.2%
Banks - 0.2%
Akbank TAS	5,830,493	11,963,831
Yapi ve Kredi Bankasi AS (c)	18,565,000	18,297,093
		30,260,924
Insurance - 0.0%
Agesa Hayat ve Emeklilik AS	79,910	410,518
TOTAL FINANCIALS		30,671,442
Industrials - 0.4%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,386,600	10,162,635
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	793,467	1,836,746
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,414,300	27,447,727
Industrial Conglomerates - 0.0%
AG Anadolu Grubu Holding AS Class A	2,558,066	1,966,847
Passenger Airlines - 0.0%
Turk Hava Yollari AO	613,455	4,293,654
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (c)	503,721	3,542,809
TOTAL INDUSTRIALS		49,250,418
Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,079,223	5,437,192
TOTAL TURKEY		95,100,416
UNITED ARAB EMIRATES - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	401,647	2,217,613
Interactive Media & Services - 0.0%
Yalla Group Ltd ADR (c)	37,355	264,473
TOTAL COMMUNICATION SERVICES		2,482,086
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	596,758	649,877
Energy - 0.5%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	20,243,329	28,217,924
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	44,930,098	41,590,050
TOTAL ENERGY		69,807,974
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	6,567,144	27,104,969
Emirates NBD Bank PJSC	564,335	5,070,188
First Abu Dhabi Bank PJSC	1,405,218	7,506,126
TOTAL FINANCIALS		39,681,283
Industrials - 0.0%
Construction & Engineering - 0.0%
Orascom Construction PLC (f)	22,953	238,424
Passenger Airlines - 0.0%
Air Arabia PJSC	100,378	147,845
TOTAL INDUSTRIALS		386,269
Information Technology - 0.0%
IT Services - 0.0%
Presight AI Holding PLC (c)	2,923,700	2,881,473
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	1,713,200	5,037,383
Deyaar Development PJSC	363,388	101,902
Emaar Development PJSC	3,313,600	17,456,381
Emaar Properties PJSC	10,118,070	44,625,783
Tecom Group Pjsc	36,802	37,573
TOTAL REAL ESTATE		67,259,022
TOTAL UNITED ARAB EMIRATES		183,147,984
UNITED KINGDOM - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Investec PLC	290,091	2,509,842
UNITED STATES - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV depository receipt	422,648	7,066,256
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd A Shares (China) (c)	3,194	120,016
BeOne Medicines Ltd H Shares (c)	378,227	9,296,860
Legend Biotech Corp ADR (c)(d)	84,010	1,596,190
TOTAL HEALTH CARE		11,013,066
Information Technology - 0.4%
IT Services - 0.0%
Cognizant Technology Solutions Corp Class A	71,519	4,607,969
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	164,700	29,183,193
Software - 0.1%
Synopsys Inc (c)	24,600	10,184,400
TOTAL INFORMATION TECHNOLOGY		43,975,562
Materials - 0.0%
Metals & Mining - 0.0%
Aura Minerals Inc (d)	49,663	4,194,040
Freeport-McMoRan Inc	29,867	2,033,345
TOTAL MATERIALS		6,227,385
TOTAL UNITED STATES		68,282,269
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	80,703	2,416,268
TOTAL COMMON STOCKS (Cost $5,672,487,585)		10,524,657,574

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (b) (Cost $1,196)	15	1,505

International Equity Funds - 26.3%
	Shares	Value ($)
Artisan Developing World Fund Investor Shares	2,089,564	43,295,772
Brandes Emerging Markets Value Fund Class A	13,439,188	188,954,985
Fidelity Advisor China Region Fund - Class Z (b)	665,916	41,633,073
Fidelity SAI Emerging Markets Index Fund (b)	1,880,454	37,853,542
Fidelity SAI Emerging Markets Low Volatility Index Fund (b)	66,506,645	806,060,539
Fidelity SAI Emerging Markets Momentum Index Fund (b)	8,920,337	108,828,107
Fidelity SAI Emerging Markets Value Index Fund (b)	108,301,812	2,132,462,687
Goldman Sachs Emerging Markets Equity Fund Institutional Class	15,540,924	545,797,260
iShares MSCI South Korea ETF (d)	348,771	52,793,466
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	25,095,695
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,695,400,290)		3,982,775,126

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	574,590	57,376,009
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(g)	145,250	1
Sberbank of Russia PJSC (c)(g)	128,031	0

TOTAL RUSSIA		1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,406,943)		57,376,010

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026 (i)	3.56	4,070,000	4,063,022
US Treasury Bills 0% 3/5/2026 (i)	3.59	2,900,000	2,899,118
US Treasury Bills 0% 4/30/2026 (i)	3.62	6,410,000	6,371,840
US Treasury Bills 0% 5/28/2026 (i)	3.63	1,360,000	1,348,223
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,681,410)			14,682,203

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	76,020,305	76,035,509
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	105,299,423	105,309,953
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	3.63	360,018,134	360,018,134
TOTAL MONEY MARKET FUNDS (Cost $541,363,596)			541,363,596

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $8,944,341,020)	15,120,856,014
NET OTHER ASSETS (LIABILITIES) - 0.1%	20,151,596
NET ASSETS - 100.0%	15,141,007,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	4,927	3/2026	395,071,495	31,000,874

The notional amount of long futures as a percentage of Net Assets is 2.6%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $297,133,804 or 2.0% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $316,547,445 or 2.1% of net assets.

(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,096,990.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	127,747,816	1,298,922,281	1,350,628,135	3,839,205	(6,453)	-	76,035,509	76,020,305	0.1%
Fidelity Securities Lending Cash Central Fund	256,660,138	1,883,737,696	2,035,092,551	2,179,189	4,670	-	105,309,953	105,299,423	0.3%
Total	384,407,954	3,182,659,977	3,385,720,686	6,018,394	(1,783)	-	181,345,462

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor China Region Fund - Class Z	-	37,335,933	-	727,768	-	4,297,140	41,633,073	665,916
Fidelity SAI Emerging Markets Index Fund	637,651,368	131,340,414	842,463,201	9,787,737	138,231,014	(26,906,053)	37,853,542	1,880,454
Fidelity SAI Emerging Markets Low Volatility Index Fund	761,840,119	62,300,661	104,000,000	62,300,662	3,528,636	82,391,123	806,060,539	66,506,645
Fidelity SAI Emerging Markets Momentum Index Fund	-	88,118,655	-	118,655	-	20,709,452	108,828,107	8,920,337
Fidelity SAI Emerging Markets Value Index Fund	1,572,047,158	78,484,866	263,500,000	78,484,866	51,966,419	693,464,244	2,132,462,687	108,301,812
Fidelity SAI Inflation-Focused Fund	1,247	87	-	87	-	171	1,505	15
	2,971,539,892	397,580,616	1,209,963,201	151,419,775	193,726,069	773,956,077	3,126,839,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	818,976,643	269,295,612	549,681,031	-
Consumer Discretionary	1,021,351,956	713,758,372	307,591,281	2,303
Consumer Staples	238,929,039	219,686,659	19,242,380	-
Energy	360,974,943	360,974,929	-	14
Financials	2,173,848,121	1,636,272,009	537,576,095	17
Health Care	263,317,773	262,635,311	682,462	-
Industrials	953,054,835	919,592,996	33,461,839	-
Information Technology	3,721,826,114	2,187,074,013	1,534,425,091	327,010
Materials	774,245,545	664,564,516	109,681,028	1
Real Estate	105,095,990	101,533,245	3,562,745	-
Utilities	93,036,615	77,861,592	15,175,023	-

Domestic Equity Funds	1,505	1,505	-	-

International Equity Funds	3,982,775,126	3,982,775,126	-	-

Non-Convertible Preferred Stocks
Financials	1	-	-	1
Information Technology	57,376,009	57,376,009	-	-

U.S. Treasury Obligations	14,682,203	-	14,682,203	-

Money Market Funds	541,363,596	541,363,596	-	-
Total Investments in Securities:	15,120,856,014	11,994,765,490	3,125,761,178	329,346
Derivative Instruments:

Assets
Futures Contracts	31,000,874	31,000,874	-	-
Total Assets	31,000,874	31,000,874	-	-
Total Derivative Instruments:	31,000,874	31,000,874	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	31,000,874	-
Total Equity Risk	31,000,874	-
Total Value of Derivatives	31,000,874	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $101,287,995) - See accompanying schedule:
Unaffiliated issuers (cost $6,579,937,390)	$11,812,671,099
Fidelity Central Funds (cost $181,345,462)	181,345,462
Other affiliated issuers (cost $2,183,058,168)	3,126,839,453

Total Investment in Securities (cost $8,944,341,020)		$15,120,856,014
Foreign currency held at value (cost $41,366,041)		41,356,418
Receivable for investments sold		133,462,508
Receivable for fund shares sold		9,628,711
Dividends receivable		12,388,162
Interest receivable		13
Distributions receivable from Fidelity Central Funds		440,779
Other receivables		557,529
Total assets		15,318,690,134
Liabilities
Payable to custodian bank	$1,478,740
Payable for investments purchased	31,530,681
Payable for fund shares redeemed	14,266,011
Accrued management fee	3,737,066
Payable for daily variation margin on futures contracts	1,045,837
Deferred taxes	19,746,610
Other payables and accrued expenses	622,866
Collateral on securities loaned	105,254,713
Total liabilities		177,682,524
Net Assets		$15,141,007,610
Net Assets consist of:
Paid in capital		$8,659,590,930
Total accumulated earnings (loss)		6,481,416,680
Net Assets		$15,141,007,610
Net Asset Value, offering price and redemption price per share ($15,141,007,610 ÷ 911,161,812 shares)		$16.62
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends:
Unaffiliated issuers		$255,757,050
Affiliated issuers		117,443,938
Interest		608,091
Income from Fidelity Central Funds (including $2,179,189 from security lending)		6,018,394
Income before foreign taxes withheld		$379,827,473
Less foreign taxes withheld		(25,451,189)
Total income		354,376,284
Expenses
Management fee	$73,464,441
Custodian fees and expenses	1,933,347
Independent trustees' fees and expenses	62,814
Registration fees	(88,502)
Audit fees	152,075
Legal	16,118
Miscellaneous	56,928
Total expenses before reductions	75,597,221
Expense reductions	(34,669,995)
Total expenses after reductions		40,927,226
Net Investment income (loss)		313,449,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $951,167)	757,890,334
Fidelity Central Funds	(1,783)
Other affiliated issuers	193,726,069
Foreign currency transactions	(6,561,844)
Futures contracts	96,249,373
Capital gain distributions from underlying funds:
Affiliated issuers	33,975,837
Total net realized gain (loss)		1,075,277,986
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $19,746,610)	3,726,926,416
Affiliated issuers	773,956,077
Assets and liabilities in foreign currencies	(135,556)
Futures contracts	30,708,186
Total change in net unrealized appreciation (depreciation)		4,531,455,123
Net gain (loss)		5,606,733,109
Net increase (decrease) in net assets resulting from operations		$5,920,182,167
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$313,449,058	$274,583,297
Net realized gain (loss)	1,075,277,986	134,396,555
Change in net unrealized appreciation (depreciation)	4,531,455,123	511,926,735
Net increase (decrease) in net assets resulting from operations	5,920,182,167	920,906,587
Distributions to shareholders	(347,907,924)	(286,823,147)

Share transactions
Proceeds from sales of shares	2,421,872,066	4,594,215,046
Reinvestment of distributions	345,994,110	285,131,248
Cost of shares redeemed	(5,690,183,491)	(2,454,362,729)

Net increase (decrease) in net assets resulting from share transactions	(2,922,317,315)	2,424,983,565
Total increase (decrease) in net assets	2,649,956,928	3,059,067,005

Net Assets
Beginning of period	12,491,050,682	9,431,983,677
End of period	$15,141,007,610	$12,491,050,682

Other Information
Shares
Sold	183,743,222	407,400,695
Issued in reinvestment of distributions	23,994,044	25,918,469
Redeemed	(412,058,236)	(213,520,042)
Net increase (decrease)	(204,320,970)	219,799,122

Financial Highlights
Strategic Advisers® Emerging Markets Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$10.53	$9.77	$11.84	$13.88
Income from Investment Operations
Net investment income (loss) B,C	.30	.28	.26	.26	.24
Net realized and unrealized gain (loss)	5.46	.67	.77	(2.08)	(1.90)
Total from investment operations	5.76	.95	1.03	(1.82)	(1.66)
Distributions from net investment income	(.34)	(.28)	(.27)	(.25)	(.25)
Distributions from net realized gain	-	-	-	-	(.13)
Total distributions	(.34)	(.28)	(.27)	(.25)	(.38)
Net asset value, end of period	$16.62	$11.20	$10.53	$9.77	$11.84
Total Return D	51.92%	9.07%	10.55%	(15.33)%	(12.12)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.55%	.55%	.56%	.57%	.58%
Expenses net of fee waivers, if any	.30%	.29%	.30%	.32%	.33%
Expenses net of all reductions, if any	.30%	.29%	.30%	.32%	.33%
Net investment income (loss)	2.27%	2.44%	2.55%	2.59%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$15,141,008	$12,491,051	$9,431,984	$7,478,310	$9,757,932
Portfolio turnover rate G	48%	54% H	40%	39%	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,217,875,113
Gross unrealized depreciation	(205,957,877)
Net unrealized appreciation (depreciation)	$6,011,917,236
Tax Cost	$9,108,938,778

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$51,200,227
Undistributed long-term capital gain	$438,602,645
Net unrealized appreciation (depreciation) on securities and other investments	$6,011,616,516

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$347,907,924	$ 286,823,147

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	6,425,694,574	9,248,605,369
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .53% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc. and T. Rowe Price Associates, Inc. (through March 18, 2025) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Emerging Markets Fund	$83,676

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Emerging Markets Fund	2,828

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Strategic Advisers Emerging Markets Fund	51,361,214	54,826,525	(66,387)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Strategic Advisers Emerging Markets Fund	2,075

Prior Fiscal Year Affiliated Exchange In-Kind. During the prior period, the Fund redeemed shares of Fidelity Emerging Markets Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $226,245,972 on the Fund's redemptions of Fidelity Emerging Markets Fund, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed ($)
Fidelity Emerging Markets Fund	897,424,883	226,245,972	22,207,990
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Emerging Markets Fund	17,252

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Emerging Markets Fund	234,591
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $ 34,601,336. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $60,559.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,100.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	30%
Fidelity SAI Emerging Markets Value Index Fund	20%
Fidelity SAI Emerging Markets Momentum Index Fund	28%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Emerging Markets Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026,
$449,115,949, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,048,466 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 40.75% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $ 0.4018 and $ 0.068 for the dividend paid December 31, 2025.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Emerging Markets Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with Acadian Asset Management LLC, Causeway Capital Management LLC, FIAM LLC, Fidelity Diversifying Solutions LLC, FIL Investment Advisors, Geode Capital Management, LLC, Schroder Investment Management North America, Inc., and T. Rowe Price Associates, Inc. (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, FIL Investment Advisors (UK) Limited, and Schroder Investment Management North America Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.
The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).
The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program.
In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer  group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.
Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.918359.115
SAE-ANN-0426
Strategic Advisers® Core Income Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Strategic Advisers® Core Income Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 4.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Panorama Auto Trust Series 2025-4 Class C, 1 month Australian Financial Market Rate + 1.5%, 5.2925% 4/20/2034 (f)(g)(q)	AUD	500,000	356,287
BAILIWICK OF JERSEY - 0.3%
37 Capital Clo II Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9622% 7/15/2034 (f)(g)(o)		4,250,000	4,255,959
Agl Clo 20 Ltd Series 2024-20A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (f)(g)(o)		16,000,000	16,050,192
AGL Clo Ltd Series 2025-24A Class CR, CME Term SOFR 3 month Index + 2.15%, 5.821% 3/31/2038 (f)(g)(o)		250,000	251,067
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (f)(g)(o)		4,828,000	4,834,581
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (f)(g)(o)		1,080,000	1,081,817
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (f)(g)(o)		3,139,000	3,140,736
Atlas Senior Loan Fund XXIII Ltd Series 2024-23A Class B, CME Term SOFR 3 month Index + 2%, 5.6676% 7/20/2037 (f)(g)(o)		14,000,000	14,071,904
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (f)(g)(o)		3,748,000	3,762,014
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (f)(g)(o)		3,750,000	3,765,026
Benefit Street Partners Clo Xxix Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (f)(g)(o)		500,000	500,400
Benefit Street Partners Clo Xxvii Ltd Series 2024-27A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (f)(g)(o)		720,000	721,031
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (f)(g)(o)		4,323,000	4,333,475
Capital Four US Clo II Ltd / Cap Four US Clo II LLC Series 2023-1A Class AR, CME Term SOFR 3 month Index + 1.9%, 5.5676% 1/20/2037 (f)(g)(o)		250,000	250,214
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (f)(g)(o)		8,569,000	8,577,569
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (f)(g)(o)		3,440,000	3,454,383
Golub Capital Partners Clo Ltd Series 2025-70A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.418% 10/25/2037 (f)(g)(o)		250,000	250,615
Halseypoint Clo 7 Ltd / Halseypoint Clo 7 LLC Series 2025-7A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.1176% 7/20/2038 (f)(g)(o)		420,000	421,660
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (f)(g)(o)		3,484,000	3,495,912
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (f)(g)(o)		4,204,000	4,215,754
Kennedy Lewis CLO LTD / Kennedy Lewis CLO LLC Series 2026-13A Class A1R, CME Term SOFR 3 month Index + 1.14%, 4.7958% 1/20/2038 (f)(g)(o)		250,000	250,081
Midocean Credit Clo Xii Ltd Series 2025-12A Class A1RR, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/18/2038 (f)(g)(o)		250,000	250,875
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (f)(g)(o)		2,458,000	2,458,000
OCP CLO Ltd Series 2024-36A Class B1, CME Term SOFR 3 month Index + 1.7%, 5.3711% 10/16/2037 (f)(g)(o)		1,238,000	1,240,991
OCP CLO Ltd Series 2026-31A Class AR, CME Term SOFR 3 month Index + 1.15%, 0% 4/20/2039 (f)(g)(o)		250,000	249,998
OCP CLO Series 2024-37A Class A1, CME Term SOFR 3 month Index + 1.36%, 5.0322% 10/15/2037 (f)(g)(o)		250,000	251,089
OCP CLO Series 2024-37A Class B1, CME Term SOFR 3 month Index + 1.68%, 5.3522% 10/15/2037 (f)(g)(o)		250,000	250,656
Park Blue CLO Ltd Series 2026-4A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9119% 1/25/2039 (f)(g)(o)		24,500,000	24,514,578
Regatta XXVII Funding Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.53%, 5.198% 4/26/2037 (f)(g)(o)		250,000	250,485
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/2058 (o)		2,420,261	2,537,128
Silver Point CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.26%, 5.0088% 1/18/2039 (f)(g)(o)		250,000	250,843
Unity-Peace Park CLO Ltd Series 2026-1A Class DR, CME Term SOFR 3 month Index + 2.85%, 6.5131% 4/20/2035 (f)(g)(o)		500,000	495,490
Valley Stream Park Clo Ltd Series 2024-1A Class E1RR, CME Term SOFR 3 month Index + 5.25%, 8.9176% 1/20/2037 (f)(g)(o)		1,000,000	937,288
Vantage Data Centers Jersey Borrower Spv Ltd Series 2024-1X Class A2, 6.172% 5/28/2039 (q)	GBP	330,000	455,361
Vantage Data Centers Jersey Borrower Spv Ltd Series 2025-1X Class B, 6.338% 5/28/2039 (q)	GBP	135,000	183,429
Verdelite Static CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.13%, 4.7976% 7/20/2032 (f)(g)(o)		2,856,055	2,855,955
Wildwood Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (f)(g)(o)		250,000	250,779
TOTAL BAILIWICK OF JERSEY			115,117,335
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (f)(g)(o)		2,328,000	2,327,988
Symphony CLO 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.31%, 4.9769% 1/5/2038 (f)(g)(o)		420,000	420,273
TOTAL BERMUDA			2,748,261
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (o)		693,533	700,823
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)		1,501,468	1,520,332
TOTAL CANADA			2,221,155
GERMANY - 0.0%
Bmo Mortgage Trust Series 2025-1X Class A2, 4.292% 6/28/2050 (q)	EUR	294,000	347,771
SC Germany Consumer Series 2024-2 Class C, 1 month EURIBOR + 1.4%, 3.368% 5/14/2038 (f)(g)(q)	EUR	100,000	118,731
SC Germany Consumer Series 2024-2 Class D, 1 month EURIBOR + 1.7%, 3.689% 5/14/2038 (f)(g)(q)	EUR	100,000	118,614
TOTAL GERMANY			585,116
GRAND CAYMAN (UK OVERSEAS TER) - 1.6%
1988 CLO 2 Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8722% 4/15/2038 (f)(g)(o)		250,000	249,869
1988 Clo 5 Ltd / 1988 Clo 5 LLC Series 2024-5A Class A1, CME Term SOFR 3 month Index + 1.54%, 5.2122% 7/15/2037 (f)(g)(o)		250,000	250,687
1988 CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9222% 10/15/2038 (f)(g)(o)		250,000	249,625
ACREC LLC Series 2026-FL4 Class A, CME Term SOFR 1 month Index + 1.45%, 5.1141% 1/18/2043 (f)(g)(o)		300,000	300,376
AGL CLO 35 Ltd Series 2024-35A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.0097% 1/21/2038 (f)(g)(o)		250,000	250,848
AGL CLO 37 Ltd Series 2025-37A Class A1, CME Term SOFR 3 month Index + 1.24%, 4.9092% 4/22/2038 (f)(g)(o)		250,000	250,334
AGL CLO Ltd Series 2025-42A Class A1, CME Term SOFR 3 month Index + 1.3%, 4.9692% 7/22/2038 (f)(g)(o)		250,000	249,999
AGL CLO Ltd Series 2025-44A Class C, CME Term SOFR 3 month Index + 1.8%, 5.7533% 10/22/2037 (f)(g)(o)		250,000	248,267
AGL CLO Ltd Series 2026-15A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8712% 1/20/2039 (f)(g)(o)		3,200,000	3,196,800
Agl Core Clo 2 Ltd / Agl Core 2 LLC Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.46%, 5.1276% 7/20/2037 (f)(g)(o)		250,000	250,636
AGL Core CLO 38 Ltd Series 2025-38A Class A1, CME Term SOFR 3 month Index + 1.24%, 4.9092% 1/22/2038 (f)(g)(o)		270,000	270,790
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (f)(g)(o)		2,821,000	2,824,724
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (f)(g)(o)		4,867,000	4,882,341
Aimco Clo 23 Ltd Series 2025-23A Class A, CME Term SOFR 3 month Index + 1.13%, 4.7976% 4/20/2038 (f)(g)(o)		385,650	385,552
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (f)(g)(o)		4,673,000	4,688,178
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 1/20/2035 (f)(g)(o)		5,200,000	5,209,412
Ammc Clo 27 Ltd Series 2025-27A Class A2R, CME Term SOFR 3 month Index + 1.35%, 5.0176% 1/20/2037 (f)(g)(o)		4,820,000	4,821,152
Anchorage Cap Clo 7 Ltd / Anchorage Cap Clo 7 LLC Series 2024-7A Class BR3, CME Term SOFR 3 month Index + 2.05%, 5.7213% 4/28/2037 (f)(g)(o)		700,000	701,165
Anchorage Capital CLO 15 Ltd Series 2025-15A Class A1R2, CME Term SOFR 3 month Index + 1.41%, 5.0776% 7/20/2038 (f)(g)(o)		470,000	472,301
Anchorage Capital CLO 8 Ltd Series 2025-8A Class A1R3, CME Term SOFR 3 month Index + 1.29%, 4.9601% 10/27/2038 (f)(g)(o)		250,000	250,253
Anchorage Capital CLO Ltd Series 2024-29A Class A1, CME Term SOFR 3 month Index + 1.6%, 5.2676% 7/20/2037 (f)(g)(o)		250,000	250,611
Anchorage Capital CLO Ltd Series 2025-32A Class D, CME Term SOFR 3 month Index + 3.95%, 7.6222% 7/15/2037 (f)(g)(o)		250,000	250,985
Anchorage Capital Clo Ltd Series 2026-22A Class AR4, CME Term SOFR 3 month Index + 1.23%, 4.8092% 1/20/2039 (f)(g)(o)		2,300,000	2,301,341
Apidos CLO Series 2021-37A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0608% 10/22/2034 (f)(g)(o)		1,650,000	1,652,114
Apidos CLO Series 2021-37A Class D, CME Term SOFR 3 month Index + 3.3116%, 6.9808% 10/22/2034 (f)(g)(o)		250,000	250,607
Arbor Realty Collateralized Loan Obligation Ltd Series 2025-BTR1 Class A, CME Term SOFR 1 month Index + 1.925%, 5.602% 1/20/2041 (f)(g)(o)		408,000	409,786
ARCLO Series 2022-FL1 Class A, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1082% 1/15/2037 (f)(g)(o)		91,851	91,851
AREIT Ltd Series 2025-CRE10 Class A, CME Term SOFR 1 month Index + 1.3879%, 5.0476% 12/17/2029 (f)(g)(o)		133,000	133,000
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (f)(g)(o)		5,230,000	5,249,293
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (f)(g)(o)		4,228,000	4,233,902
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (f)(g)(o)		3,511,000	3,508,268
Ares Lxii Clo Ltd Series 2025-62A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.168% 1/25/2034 (f)(g)(o)		5,100,000	5,104,809
Ares Xxvii Clo Ltd Series 2024-2A Class BR3, CME Term SOFR 3 month Index + 1.65%, 5.3213% 10/28/2034 (f)(g)(o)		3,900,000	3,903,674
Atlantic Ave Ltd / Atlantic Ave LLC Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.38%, 5.2664% 10/15/2038 (f)(g)(o)		3,500,000	3,506,384
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.891% 10/23/2032 (f)(g)(o)		2,832,294	2,836,599
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (f)(g)(o)		3,908,000	3,920,861
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2026-4A Class A1RR, CME Term SOFR 3 month Index + 1%, 0% 10/20/2034 (f)(g)(o)		2,000,000	2,000,098
Bain Capital Credit Clo Ltd Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.6997% 10/21/2034 (f)(g)(o)		1,000,000	1,000,812
Bain Capital Credit CLO Series 2024-2A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 7/15/2037 (f)(g)(o)		380,000	380,741
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.881% 10/23/2034 (f)(g)(o)		7,300,000	7,300,000
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (f)(g)(o)		1,560,000	1,563,947
Barings Ln Partners Clo Ltd 2 / Barings Ln Partners Clo 2 LLC Series 2025-2A Class CR, CME Term SOFR 3 month Index + 1.65%, 5.3176% 1/20/2034 (f)(g)(o)		4,500,000	4,499,982
Bbam US Clo I Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8722% 3/30/2038 (f)(g)(o)		250,000	249,621
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (f)(g)(o)		125,000	122,881
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (f)(g)(o)		2,541,206	2,543,819
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (f)(g)(o)		3,102,000	3,107,494
Benefit Street Partners CLO 42 Ltd Series 2025-42A Class A, CME Term SOFR 3 month Index + 1.3%, 5.3707% 10/25/2038 (f)(g)(o)		250,000	250,676
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (f)(g)(o)		3,210,000	3,216,279
Benefit Street Partners Clo Xxv Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2035 (f)(g)(o)		320,000	320,062
Benefit Street Partners Clo Xxxvii Ltd Series 2024-37A Class A, CME Term SOFR 3 month Index + 1.35%, 5.018% 1/25/2038 (f)(g)(o)		560,000	561,714
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (f)(g)(o)		4,844,000	4,852,283
BETHP Series 2021-1A Class D, CME Term SOFR 3 month Index + 3.2116%, 6.8838% 10/15/2036 (f)(g)(o)		250,000	244,850
Birch Grove Clo 4 Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.48%, 5.1522% 7/15/2037 (f)(g)(o)		240,000	240,464
Birch Grove Clo Ltd / Birch Grove Clo LLC Series 2024-19A Class A1RR, CME Term SOFR 3 month Index + 1.59%, 5.2576% 7/17/2037 (f)(g)(o)		700,000	701,610
Birch Grove CLO Ltd Series 2025-13A Class A1, CME Term SOFR 3 month Index + 1.31%, 5.4668% 10/23/2038 (f)(g)(o)		250,000	250,440
Birch Grove Clo Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.26%, 4.9276% 1/19/2038 (f)(g)(o)		339,000	339,632
Birch Grove Clo Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.38%, 5.0476% 7/20/2037 (f)(g)(o)		250,000	251,007
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.858% 10/25/2030 (f)(g)(o)		54,614	54,733
Bluemountain Clo Ltd / Bluemountain Clo LLC Series 2024-3A Class BR, CME Term SOFR 3 month Index + 1.85%, 5.518% 10/25/2030 (f)(g)(o)		780,000	784,089
Bluemountain CLO Ltd Series 2018-2A Class B, CME Term SOFR 3 month Index + 1.9616%, 5.6141% 8/15/2031 (f)(g)(o)		500,000	501,583
Bluemountain CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8525% 11/15/2030 (f)(g)(o)		136,942	137,021
Bluemountain Clo Ltd Series 2025-4A Class CR2, CME Term SOFR 3 month Index + 1.3%, 4.9676% 4/20/2030 (f)(g)(o)		1,000,000	1,001,000
Brant Point CLO Ltd Series 2026-9A Class A1, CME Term SOFR 3 month Index + 1.26%, 4.9231% 1/20/2039 (f)(g)(o)		500,000	500,143
Bridge Street Clo VI Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.28%, 5.0671% 1/15/2039 (f)(g)(o)		370,000	371,588
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7376% 7/18/2034 (f)(g)(o)		280,000	280,258
BXMT Ltd Series 2025-FL5 Class A, CME Term SOFR 1 month Index + 1.6388%, 5.3029% 10/18/2042 (f)(g)(o)		628,000	629,368
Canyon Capital Clo Ltd Series 2018-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 7/15/2031 (f)(g)(o)		60,177	60,231
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.6822% 10/15/2034 (f)(g)(o)		710,000	710,508
Canyon Clo Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.1%, 4.7722% 10/15/2034 (f)(g)(o)		5,700,000	5,702,126
Carlyle US Clo Ltd / Carlyle US Clo LLC Series 2024-6A Class B, CME Term SOFR 3 month Index + 1.7%, 5.368% 10/25/2037 (f)(g)(o)		1,890,000	1,898,639
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (f)(g)(o)		3,508,000	3,512,866
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (f)(g)(o)		5,360,000	5,366,319
Carlyle US CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.4%, 5.0697% 10/21/2037 (f)(g)(o)		340,000	341,074
Carlyle US CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.78%, 5.4497% 10/21/2037 (f)(g)(o)		250,000	250,809
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (f)(g)(o)		150,000	143,772
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (f)(g)(o)		3,635,000	3,642,655
CARLYLE US CLO LTD Series 2026-3A Class CR3, CME Term SOFR 3 month Index + 1.75%, 5.4213% 4/20/2039 (f)(g)(o)		260,000	260,000
Carval Clo Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.42%, 5.0892% 10/22/2037 (f)(g)(o)		250,000	250,408
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (f)(g)(o)		3,215,000	3,211,785
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (f)(g)(o)		4,739,000	4,755,117
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (f)(g)(o)		4,327,000	4,343,088
Cifc Fdg Ltd / Cifc Fdg LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (f)(g)(o)		100,000	100,348
Cifc Fdg Ltd / Cifc Fdg LLC Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3676% 1/18/2038 (f)(g)(o)		500,000	501,663
Cifc Funding 2014-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8522% 3/31/2038 (f)(g)(o)		250,000	250,109
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (f)(g)(o)		2,185,000	2,189,545
Cifc Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (f)(g)(o)		294,000	294,408
CIFC Funding Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 5.418% 7/25/2037 (f)(g)(o)		250,000	250,574
CIFC Funding Ltd Series 2024-2A Class A1R, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (f)(g)(o)		28,750,000	28,845,393
Cifc Funding Ltd Series 2024-4A Class A1R, CME Term SOFR 3 month Index + 1.3%, 4.9722% 1/15/2040 (f)(g)(o)		680,000	680,938
CIFC Funding Ltd Series 2024-6A Class A1R, CME Term SOFR 3 month Index + 1.45%, 5.1211% 7/16/2037 (f)(g)(o)		310,000	310,191
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6376% 4/19/2035 (f)(g)(o)		995,000	995,045
CIFC Funding Ltd Series 2025-2A Class D1RR, CME Term SOFR 3 month Index + 2.6%, 6.7429% 10/17/2038 (f)(g)(o)		550,000	534,640
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.8876% 1/17/2038 (f)(g)(o)		2,500,000	2,502,588
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 4.6576% 1/17/2035 (f)(g)(o)		4,300,000	4,298,899
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (f)(g)(o)		3,307,000	3,311,355
CIFC Funding Ltd Series 2026-3A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8631% 1/20/2039 (f)(g)(o)		20,000,000	20,048,620
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (f)(g)(o)		3,981,000	3,981,947
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 4.8976% 10/20/2031 (f)(g)(o)		43,121	43,133
Diameter Cap Clo 10 Ltd / Diameter Cap Clo 10 LLC Series 2025-10A Class A, CME Term SOFR 3 month Index + 1.31%, 4.9776% 4/20/2038 (f)(g)(o)		574,000	576,558
Diameter Capital CLO 8 Ltd Series 2024-8A Class A1A, CME Term SOFR 3 month Index + 1.4%, 5.0676% 10/20/2037 (f)(g)(o)		1,100,000	1,102,406
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9456% 8/20/2034 (f)(g)(o)		250,000	250,470
Dryden 40 Senior Loan Fund Series 2024-40A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.8025% 8/15/2031 (f)(g)(o)		99,834	99,932
Dryden 45 Senior Loan Fund Series 2024-45A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.3222% 10/15/2030 (f)(g)(o)		4,000,000	4,006,408
Dryden 54 Senior Loan Fund Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 10/19/2029 (f)(g)(o)		4,479	4,479
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 4.9538% 4/15/2031 (f)(g)(o)		38,383	38,439
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9697% 4/20/2035 (f)(g)(o)		4,007,000	4,007,000
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (f)(g)(o)		5,321,000	5,327,864
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (f)(g)(o)		5,727,000	5,732,824
Dryden CLO Ltd Series 2025-80A Class CRR, CME Term SOFR 3 month Index + 1.85%, 5.5176% 1/17/2033 (f)(g)(o)		250,000	250,056
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/2055 (o)		109,042	97,466
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (f)(g)(o)		3,921,000	3,932,689
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (f)(g)(o)		6,200,000	6,209,071
Elevation CLO Ltd Series 2024-3A Class A1R2, CME Term SOFR 3 month Index + 1.3%, 4.968% 1/25/2035 (f)(g)(o)		12,500,000	12,494,038
Elevation CLO Ltd Series 2026-19A Class A1, CME Term SOFR 3 month Index + 1.28%, 4.9423% 3/31/2038 (f)(g)(o)		500,000	500,235
Elm CLO Ltd Series 2025-14A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9692% 1/22/2038 (f)(g)(o)		250,000	250,000
Elmwood Clo 30 Ltd / Elmwood Clo 30 LLC Series 2024-6A Class A, CME Term SOFR 3 month Index + 1.43%, 5.0976% 7/17/2037 (f)(g)(o)		250,000	250,601
Elmwood Clo 36 Ltd / Elmwood Clo 36 LLC Series 2024-12RA Class AR, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (f)(g)(o)		500,000	501,006
Elmwood CLO 38 Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8192% 4/22/2038 (f)(g)(o)		250,000	250,292
Elmwood Clo II Ltd Series 2024-2A Class A1RR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (f)(g)(o)		22,750,000	22,849,167
Elmwood Clo III Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.38%, 5.0476% 7/18/2037 (f)(g)(o)		12,000,000	12,026,580
Elmwood Clo III Ltd Series 2024-3A Class ERR, CME Term SOFR 3 month Index + 5.95%, 9.6176% 7/18/2037 (f)(g)(o)		400,000	384,221
Elmwood Clo VI Ltd Series 2024-3A Class ARR, CME Term SOFR 3 month Index + 1.38%, 5.0476% 7/18/2037 (f)(g)(o)		250,000	250,278
Elmwood Clo X Ltd Series 2025-3A Class CR2, CME Term SOFR 3 month Index + 1.95%, 5.6176% 7/20/2038 (f)(g)(o)		250,000	251,236
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (f)(g)(o)		3,505,000	3,505,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (f)(g)(o)		8,080,000	8,090,350
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (f)(g)(o)		3,139,000	3,145,118
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (f)(g)(o)		3,345,000	3,354,386
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (f)(g)(o)		6,432,000	6,452,717
Flatiron Clo Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.58%, 5.2476% 10/19/2037 (f)(g)(o)		250,000	250,605
Galaxy Xxii Clo Ltd Series 2026-22A Class AR4, CME Term SOFR 3 month Index + 1.02%, 4.6832% 4/16/2034 (f)(g)(o)		1,030,000	1,031,094
Gcbsl Series 2025-48A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 4/17/2038 (f)(g)(o)		250,000	250,534
Generate Clo 4 Ltd / Generate Clo 4 LLC Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.43%, 5.0976% 7/20/2037 (f)(g)(o)		750,000	751,652
Generate Clo 7 Ltd / Generate Clo 7 LLC Series 2024-7A Class A1R, CME Term SOFR 3 month Index + 1.62%, 5.2892% 4/22/2037 (f)(g)(o)		250,000	250,397
Generate CLO Ltd Series 2025-12A Class CR, CME Term SOFR 3 month Index + 2%, 5.6676% 7/20/2038 (f)(g)(o)		250,000	250,941
Goldentree Ln Mgmt Us Clo 11 Ltd Series 2024-11A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 10/20/2034 (f)(g)(o)		250,000	250,031
Golub Cap Partners Clo 77b Ltd Series 2025-77A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2038 (f)(g)(o)		515,422	516,091
Golub Capital Partners Clo 53b Ltd Series 2025-53A Class AR, CME Term SOFR 3 month Index + 0.98%, 4.6476% 7/20/2034 (f)(g)(o)		5,200,000	5,202,579
Golub Capital Partners Clo 81 B Ltd Series 2025-81A Class A1, CME Term SOFR 3 month Index + 1.31%, 4.9776% 7/20/2038 (f)(g)(o)		420,000	421,389
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/2053 (o)		105,285	97,367
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/2053 (g)(o)		92,960	88,537
Gracie Point International Funding LLC Series 2023-2A Class A, U.S. 90-Day Avg. SOFR Index + 2.25%, 6.4467% 3/1/2027 (f)(g)(o)		86,051	86,055
Greywolf Clo II Ltd Series 2021-1A Class A1SR, CME Term SOFR 3 month Index + 1.4%, 5.0722% 4/15/2034 (f)(g)(o)		35,000,000	35,034,545
Gt Loan Financing I Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.0769% 4/28/2039 (f)(g)(o)		810,000	809,595
Ha Cr Partners Xvi Ltd / Oha Cr Partners Xvi LLC Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/18/2037 (f)(g)(o)		280,000	281,210
Halseypoint Clo 6 Ltd / Halseypoint Clo 6 LLC Series 2025-6A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0176% 1/20/2038 (f)(g)(o)		250,000	250,631
Hero Funding Trust Series 2017-1A Class A, 3.5% 9/21/2043 (o)		46,049	41,789
Hero Funding Trust Series 2017-1A Class A2, 4.46% 9/20/2047 (o)		40,937	39,620
Hero Funding Trust Series 2017-3A Class A1, 3.19% 9/20/2048 (o)		44,795	41,536
Hero Funding Trust Series 2017-3A Class A2, 3.95% 9/20/2048 (o)		36,974	35,090
Honey Hill Park CLO Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.15%, 0% 4/24/2039 (f)(g)(o)		250,000	249,999
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)		2,322,107	2,304,643
Icg US Clo Ltd Series 2025-1A Class A2R3, CME Term SOFR 3 month Index + 1.6%, 5.2706% 4/29/2034 (f)(g)(o)		5,150,000	5,153,976
Invesco Clo Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2722% 7/15/2034 (f)(g)(o)		2,500,000	2,500,083
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (f)(g)(o)		4,340,000	4,339,067
Jamestown Clo Xviii Ltd / Jamestown Clo Xviii LLC Series 2024-18A Class A1R, CME Term SOFR 3 month Index + 1.27%, 4.938% 7/25/2035 (f)(g)(o)		11,700,000	11,697,251
Kennedy Lewis CLO 16 Ltd Series 2024-16A Class B, CME Term SOFR 3 month Index + 1.85%, 5.5176% 7/20/2037 (f)(g)(o)		500,000	500,877
Kkr Clo 35 Ltd Series 2025-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 1/20/2038 (f)(g)(o)		250,000	249,738
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (f)(g)(o)		2,529,000	2,529,000
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/20/2034 (f)(g)(o)		4,500,000	4,502,754
Lcm 35 Ltd Series 2025-35A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.3222% 10/15/2034 (f)(g)(o)		4,000,000	4,002,912
Madison Park Funding Ltd Series 2024-57A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9501% 7/27/2034 (f)(g)(o)		250,000	250,063
Madison Park Funding Lxxi Ltd Series 2025-71A Class A1, CME Term SOFR 3 month Index + 1.14%, 4.811% 4/23/2038 (f)(g)(o)		2,880,000	2,872,800
Madison Park Funding Xxxi Ltd Series 2024-31A Class B1R, CME Term SOFR 3 month Index + 1.8%, 5.471% 7/23/2037 (f)(g)(o)		600,000	601,372
Madison Park Funding Xxxix Ltd Series 2024-39A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9192% 10/22/2034 (f)(g)(o)		5,300,000	5,296,407
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class B, CME Term SOFR 3 month Index + 2.05%, 5.718% 4/25/2037 (f)(g)(o)		270,000	270,589
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (f)(g)(o)		4,233,000	4,236,065
Madison Pk Fdg Xxx Ltd / Madison Pk Fdg Xxx LLC Series 2024-30A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0311% 7/16/2037 (f)(g)(o)		950,000	951,295
Madison Pk Fdg Xxxvii LLC Series 2024-37A Class AR2, CME Term SOFR 3 month Index + 1.53%, 5.2022% 4/15/2037 (f)(g)(o)		5,600,000	5,607,448
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (f)(g)(o)		3,400,000	3,414,389
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (f)(g)(o)		2,446,000	2,446,570
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (f)(g)(o)		2,869,000	2,878,301
Magnetite Xxiii Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6371% 1/25/2035 (f)(g)(o)		5,200,000	5,204,482
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (f)(g)(o)		3,261,000	3,264,440
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (f)(g)(o)		5,256,000	5,266,738
Marble Point Clo Xviii Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 4.8822% 3/15/2038 (f)(g)(o)		750,000	750,174
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (f)(g)(o)		4,173,000	4,173,000
Neuberger Berman Clo Xvii Ltd / Neuberger Berman Clo Xvii LLC Series 2024-17A Class AR3, CME Term SOFR 3 month Index + 1.4%, 5.0692% 7/22/2038 (f)(g)(o)		250,000	250,250
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (f)(g)(o)		4,828,000	4,833,557
Neuberger Berman Loan Advisers CLO 36R Ltd Series 2025-36RA Class A, CME Term SOFR 3 month Index + 1.27%, 4.9376% 7/20/2039 (f)(g)(o)		690,000	692,829
New Mtn Clo 7 Ltd / LLC Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8676% 3/31/2038 (f)(g)(o)		250,000	250,161
Northwoods Capital Xii-B Ltd Series 2024-12BA Class AR, CME Term SOFR 3 month Index + 1.19%, 4.9132% 6/15/2031 (f)(g)(o)		5,373,313	5,371,712
Oaktree CLO 2025-31 Ltd Series 2025-31A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9922% 7/15/2038 (f)(g)(o)		500,000	501,360
Oaktree Clo Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.97%, 4.6422% 1/15/2035 (f)(g)(o)		250,000	250,004
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (f)(g)(o)		2,909,000	2,912,360
OCP CLO Ltd / OCP CLO LLC Series 2024-13A Class AR2, CME Term SOFR 3 month Index + 1.34%, 5.0097% 11/26/2037 (f)(g)(o)		860,000	863,148
OCP CLO Ltd / OCP CLO LLC Series 2024-38A Class A, CME Term SOFR 3 month Index + 1.33%, 4.9997% 1/21/2038 (f)(g)(o)		250,000	250,751
OCP CLO Ltd Series 2024-17A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/20/2037 (f)(g)(o)		250,000	250,744
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (f)(g)(o)		3,770,000	3,778,671
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (f)(g)(o)		2,260,000	2,263,862
OCP CLO Series 2024-12A Class BAR3, CME Term SOFR 3 month Index + 1.68%, 5.3476% 10/18/2037 (f)(g)(o)		250,000	250,513
OCP CLO Series 2024-12A Class XR3, CME Term SOFR 3 month Index + 1.2%, 4.8676% 10/18/2037 (f)(g)(o)		187,500	187,508
Octagon 75 Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8692% 1/22/2038 (f)(g)(o)		250,000	250,000
Octagon Investment Partners 40 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.04%, 4.7076% 1/20/2035 (f)(g)(o)		6,300,000	6,299,861
Octagon Investment Partners 40 Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.55%, 5.2176% 1/20/2035 (f)(g)(o)		5,850,000	5,852,855
Octagon Investment Partners 41 Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.09%, 4.7622% 10/15/2033 (f)(g)(o)		4,250,000	4,251,594
Octagon Investment Partners 45 Ltd Series 2025-1A Class A1RR, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2035 (f)(g)(o)		11,000,000	11,005,819
Octagon Investment Partnrs 51 Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1676% 7/20/2034 (f)(g)(o)		4,200,000	4,202,457
OFSI BSL XIV CLO Ltd Series 2024-14A Class A, CME Term SOFR 3 month Index + 1.46%, 5.1276% 7/20/2037 (f)(g)(o)		10,000,000	10,009,200
Oha Cr Fdg 17 LLC Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.48%, 5.1476% 4/20/2037 (f)(g)(o)		250,000	250,060
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (f)(g)(o)		5,150,000	5,164,157
Oha Cr Fdg 7 Ltd / Oha Cr Fdg 7 LLC Series 2025-7A Class A1R2, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/19/2038 (f)(g)(o)		470,000	470,687
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (f)(g)(o)		2,310,000	2,313,939
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 4.9976% 7/20/2038 (f)(g)(o)		440,000	440,884
Oha Credit Funding 5 Ltd Series 2024-5A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.3676% 10/18/2037 (f)(g)(o)		250,000	250,557
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (f)(g)(o)		4,087,000	4,104,533
OHA Credit Funding 9 Ltd Series 2024-9A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/19/2037 (f)(g)(o)		270,000	271,126
OHA Credit Funding 9 Ltd Series 2024-9A Class B1R, CME Term SOFR 3 month Index + 1.7%, 5.3676% 10/19/2037 (f)(g)(o)		250,000	250,660
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (f)(g)(o)		3,159,000	3,156,707
Oha Credit Partners Xi Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.1276% 4/20/2037 (f)(g)(o)		750,000	751,320
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (f)(g)(o)		9,030,000	9,030,000
Oha Loan Funding 2013-2 Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.3488% 10/20/2038 (f)(g)(o)		1,180,000	1,181,784
OHA Loan Funding Ltd Series 2024-1A Class A1R2, CME Term SOFR 3 month Index + 1.46%, 5.1276% 7/20/2037 (f)(g)(o)		250,000	250,737
OHA Loan Funding Ltd Series 2025-1A Class A1R4, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/19/2038 (f)(g)(o)		250,000	250,346
Orchard Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (f)(g)(o)		730,000	732,754
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 4.8668% 7/30/2037 (f)(g)(o)		250,000	250,039
Palmer Square Clo 2021-4 Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9922% 7/15/2038 (f)(g)(o)		480,000	481,543
Palmer Square Clo 2021-4 Ltd Series 2025-4A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3722% 7/15/2038 (f)(g)(o)		1,260,000	1,266,238
Palmer Square CLO Ltd Series 2025-1A Class A1AR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2038 (f)(g)(o)		3,000,000	3,003,591
Palmer Square CLO Ltd Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.25%, 4.9025% 8/14/2038 (f)(g)(o)		1,100,000	1,103,280
Palmer Square CLO Ltd Series 2025-4A Class A, CME Term SOFR 3 month Index + 1.27%, 5.2268% 10/20/2038 (f)(g)(o)		250,000	250,582
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (c)(f)(g)(o)		2,730,000	2,731,239
Palmer Square LLC Series 2024-2A Class B, CME Term SOFR 3 month Index + 1.65%, 5.3176% 7/20/2037 (f)(g)(o)		250,000	250,742
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (f)(g)(o)		3,017,481	3,019,325
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (f)(g)(o)		1,895,125	1,895,125
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (f)(g)(o)		3,108,960	3,106,927
Palmer Square Loan Funding Ltd Series 2026-3A Class A2R, CME Term SOFR 3 month Index + 1.15%, 4.8103% 8/8/2032 (f)(g)(o)		855,000	855,159
Park Avenue Institutional Advisers CLO Ltd Series 2025-1A Class A2R2, CME Term SOFR 3 month Index + 1.55%, 5.2025% 2/14/2034 (f)(g)(o)		2,000,000	1,997,368
Park Avenue Institutional Advisers CLO Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.2722% 7/15/2034 (f)(g)(o)		4,950,000	4,953,425
Park Blue CLO Ltd Series 2025-7A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.888% 4/25/2038 (f)(g)(o)		500,000	500,471
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (f)(g)(o)		5,651,000	5,645,389
PFP Ltd Series 2024-11 Class A, CME Term SOFR 1 month Index + 1.8324%, 5.5005% 9/17/2039 (f)(g)(o)		2,835,632	2,841,792
PFP Ltd Series 2026-13 Class A, CME Term SOFR 1 month Index + 1.5%, 5.2501% 8/18/2043 (f)(g)(o)		134,000	134,545
Pikes Peak Clo 2 Series 2024-2A Class ARR, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/11/2034 (f)(g)(o)		5,000,000	5,001,560
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2034 (f)(g)(o)		11,300,000	11,305,548
Pikes Peak Clo 6 / Pikes Peak Clo 6 LLC Series 2025-6A Class DRR, CME Term SOFR 3 month Index + 2.5%, 6.1553% 5/18/2034 (f)(g)(o)		935,000	929,350
Point Au Roche Pk Clo Ltd / PT Au Roche Pk Clo LLC Series 2026-1A Class D1R, CME Term SOFR 3 month Index + 2.45%, 6.1093% 1/20/2039 (f)(g)(o)		300,000	283,710
Rad Clo 18 Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.4%, 5.0722% 7/15/2037 (f)(g)(o)		250,000	250,250
Rad Clo 21 Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 4.738% 1/25/2037 (f)(g)(o)		3,000,000	2,999,925
Regata Xii Funding Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (f)(g)(o)		1,320,000	1,323,633
Regatta 30 Fdg Ltd / Regatta 30 Fdg LLC Series 2024-4A Class A1, CME Term SOFR 3 month Index + 1.32%, 4.988% 1/25/2038 (f)(g)(o)		250,000	250,437
Regatta 32 Funding Ltd Series 2025-4A Class A1, CME Term SOFR 3 month Index + 1.34%, 5.008% 7/25/2038 (f)(g)(o)		5,150,000	5,167,448
Regatta IX Funding Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 2%, 5.6676% 4/17/2037 (f)(g)(o)		1,250,000	1,252,341
Regatta Xix Fdg Ltd / Regatta Xix Fdg LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.24%, 4.9076% 10/20/2038 (f)(g)(o)		250,000	250,321
Regatta Xvi Funding Ltd Series 2026-2A Class BR2, CME Term SOFR 3 month Index + 1.45%, 5.1005% 4/15/2039 (f)(g)(o)		470,000	469,478
Regatta Xvi Funding Ltd Series 2026-2A Class CR2, CME Term SOFR 3 month Index + 1.8%, 5.4505% 4/15/2039 (f)(g)(o)		440,000	440,270
Regatta Xviii Funding Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (f)(g)(o)		1,085,039	1,082,869
Regatta Xxix Fdg Ltd / Regatta Xxix Fdg LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.38%, 5.0522% 9/6/2037 (f)(g)(o)		26,000,000	26,074,984
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/2053 (o)		233,028	216,121
Rockford Tower Clo Ltd Series 2018-1A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.0172% 5/20/2031 (f)(g)(o)		62,047	62,069
Rockford Tower Clo Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.9816%, 5.6372% 5/20/2031 (f)(g)(o)		1,750,000	1,754,311
Rockford Tower Clo Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3676% 7/20/2035 (f)(g)(o)		3,055,000	3,061,913
Rockford Tower Clo Ltd Series 2025-2A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.3676% 7/20/2034 (f)(g)(o)		5,080,000	5,084,648
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0322% 10/15/2039 (f)(g)(o)		250,000	250,798
Rr 32 Ltd / Rr 32 LLC Series 2024-32RA Class A2R, CME Term SOFR 3 month Index + 1.7%, 5.3722% 10/15/2039 (f)(g)(o)		250,000	250,598
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (f)(g)(o)		2,273,000	2,273,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (f)(g)(o)		7,731,000	7,742,712
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (c)(f)(g)(o)		3,519,000	3,519,172
Sagard-Halseypoint Clo 8 Ltd Series 2024-8A Class A1, CME Term SOFR 3 month Index + 1.39%, 5.0568% 1/30/2038 (f)(g)(o)		250,000	250,461
Sandstone Peak II Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.75%, 5.4176% 7/20/2038 (f)(g)(o)		310,000	311,803
Sandstone Peak III Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.63%, 5.298% 4/25/2037 (f)(g)(o)		2,000,000	2,001,128
Sandstone Peak Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.68%, 5.3522% 10/15/2034 (f)(g)(o)		250,000	250,000
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 5.5022% 10/15/2034 (f)(g)(o)		250,000	250,000
Sculptor Clo Xxxv Ltd Series 2025-35A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9201% 4/27/2038 (f)(g)(o)		330,000	330,301
Sculptor CLO XXXVI LTD Series 2026-36A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 1/30/2039 (f)(g)(o)		500,000	500,617
Signal Peak Clo 5 Ltd / Signal Peak Clo 5 LLC Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.218% 4/25/2037 (f)(g)(o)		250,000	250,549
Silver Point Clo 8 Ltd Series 2025-8A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8822% 4/15/2038 (f)(g)(o)		250,000	250,326
Silver Point Clo Ltd Series 2025-12A Class A1, CME Term SOFR 3 month Index + 1.31%, 5.2885% 10/15/2038 (f)(g)(o)		270,000	269,837
Silver Point SCF CLO V Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2038 (f)(g)(o)		550,000	550,115
Sixth Str Clo IX Ltd/Llc Series 2024-9A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.0497% 7/21/2037 (f)(g)(o)		250,000	250,285
Sixth Str Clo Xvi Ltd / Sixth Str Clo Xvi LLC Series 2026-16A Class A1R2, CME Term SOFR 3 month Index + 1.17%, 4.832% 1/21/2039 (f)(g)(o)		750,000	750,448
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (f)(g)(o)		2,160,000	2,168,186
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (f)(g)(o)		3,554,000	3,566,613
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (f)(g)(o)		3,776,000	3,790,073
Slam Ltd Series 2024-1A Class A, 5.335% 9/15/2049 (o)		3,365,675	3,438,346
Sound Point Clo Vii-R Ltd Series 2021-3RA Class A1R, CME Term SOFR 3 month Index + 1.3316%, 5.0026% 10/23/2031 (f)(g)(o)		1,915,534	1,916,731
Sycamore Tree CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.39%, 5.0576% 1/20/2038 (f)(g)(o)		480,000	481,187
Sycamore Tree CLO Ltd Series 2025-7A Class D1, CME Term SOFR 3 month Index + 3%, 6.6676% 8/28/2038 (f)(g)(o)		250,000	248,600
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (f)(g)(o)		4,315,000	4,320,907
Symphony Clo Ltd Series 2024-22A Class A1AR, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/18/2033 (f)(g)(o)		3,395,366	3,395,953
Symphony Clo Xxi Ltd Series 2025-21A Class AR2, CME Term SOFR 3 month Index + 0.9%, 4.5722% 7/15/2032 (f)(g)(o)		161,831	161,883
Symphony Clo Xxv Ltd / Symphony Clo Xxv LLC Series 2025-25A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2034 (f)(g)(o)		5,125,000	5,129,295
TCW CLO Ltd / TCW CLO LLC Series 2024-2A Class C, CME Term SOFR 3 month Index + 2.15%, 5.8176% 7/17/2037 (f)(g)(o)		300,000	300,405
TCW CLO Ltd Series 2025-2A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9376% 1/20/2038 (f)(g)(o)		250,000	251,001
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (g)(o)		832,586	832,994
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)		3,468,059	3,442,600
Trestles Clo III Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.39%, 5.0576% 10/20/2037 (f)(g)(o)		280,000	281,234
Trestles Clo IV Ltd / Trestles Clo IV LLC Series 2025-4A Class AR1, CME Term SOFR 3 month Index + 1.28%, 5.0706% 10/30/2038 (f)(g)(o)		250,000	250,035
Trestles Clo IX Ltd Series 2025-9A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.1299% 1/15/2039 (f)(g)(o)		360,000	360,721
TRESTLES CLO Ltd Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.46%, 5.128% 7/25/2037 (f)(g)(o)		530,000	531,287
Trimaran Cavu Ltd / Trimaran Cavu LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8576% 1/20/2037 (f)(g)(o)		16,000,000	15,996,608
Trimaran CAVU Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.38%, 5.048% 1/25/2038 (f)(g)(o)		350,000	350,602
Trinitas CLO XXXV LLC Series 2026-35A Class D1, CME Term SOFR 3 month Index + 2.5%, 0% 1/22/2039 (c)(f)(g)(o)		285,000	284,957
Voya CLO Ltd Series 2018-1A Class A1R, CME Term SOFR 3 month Index + 1.3316%, 4.9992% 1/20/2031 (f)(g)(o)		1,375	1,374
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (f)(g)(o)		4,109,000	4,120,205
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 7/20/2032 (f)(g)(o)		288,553	288,780
Voya Clo Ltd Series 2025-3A Class A3R4, CME Term SOFR 3 month Index + 1.45%, 5.1176% 10/20/2031 (f)(g)(o)		250,000	250,248
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (f)(g)(o)		1,927,000	1,930,216
Wellesley Park CLO Ltd Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.2%, 5.1075% 1/24/2039 (f)(g)(o)		250,000	250,746
Wellfleet CLO Ltd Series 2024-1A Class A1RN, CME Term SOFR 3 month Index + 1.42%, 5.0922% 7/15/2037 (f)(g)(o)		7,750,000	7,758,913
Wellfleet CLO Ltd Series 2025-1A Class BRR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 4/15/2033 (f)(g)(o)		250,000	250,197
Wellington Management Clo 5 Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.29%, 5.2511% 10/18/2038 (f)(g)(o)		250,000	250,750
Whitebox Clo II Ltd / Whitebox Clo II LLC Series 2024-2A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.048% 10/24/2037 (f)(g)(o)		911,000	914,656
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			730,106,876
IRELAND - 0.3%
AlbaCore Euro CLO IV DAC Series 2024-4A Class AR, 3 month EURIBOR + 0.99%, 3.006% 7/15/2035 (f)(g)(o)	EUR	999,835	1,182,549
Arbour CLO DAC Series 2024-11A Class AR, 3 month EURIBOR + 1.33%, 3.314% 5/15/2038 (f)(g)(o)	EUR	1,000,000	1,182,174
Arbour Clo VI Dac Series 2024-6A Class AR, 3 month EURIBOR + 1.15%, 3.134% 11/15/2037 (f)(g)(o)	EUR	9,400,000	11,145,726
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.15% 12/15/2038 (f)(g)(o)	EUR	5,450,000	6,458,994
Arbour CLO XII DAC Series 2025-12A Class AR, 3 month EURIBOR + 1.35%, 3.366% 7/15/2038 (f)(g)(o)	EUR	6,200,000	7,343,678
Aurium CLO II DAC Series 2021-2A Class A1RR, 3 month EURIBOR + 0.93%, 2.965% 6/22/2034 (f)(g)(o)	EUR	1,000,000	1,181,017
Avoca CLO XXV DAC Series 2021-25A Class A, 3 month EURIBOR + 0.96%, 2.976% 10/15/2034 (f)(g)(o)	EUR	5,000,000	5,910,275
BlueMountain Fuji Eur CLO V DAC Series 2019-5A Class A, 3 month EURIBOR + 0.91%, 2.926% 1/15/2033 (f)(g)(o)	EUR	576,640	680,346
CVC Cordatus Loan Fund XXI DAC Series 2021-21A Class A1E, 3 month EURIBOR + 0.96%, 2.995% 9/22/2034 (f)(g)(o)	EUR	8,000,000	9,463,926
CVC Cordatus Loan Fund XXIX DAC Series 2025-29A Class BR, 3 month EURIBOR + 1.95%, 3.934% 8/15/2038 (f)(g)(o)	EUR	2,750,000	3,262,232
Fortuna Consumer Loan Series 2024-2 Class E, 1 month EURIBOR + 4.1%, 6.051% 10/18/2034 (f)	EUR	78,067	93,889
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.256% 1/15/2039 (f)(g)(o)	EUR	10,000,000	11,856,163
Harvest CLO XXV DAC Series 2021-25A Class AR, 3 month EURIBOR + 0.95%, 2.983% 10/21/2034 (f)(g)(o)	EUR	3,500,000	4,129,417
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.194% 11/17/2037 (f)(g)(o)	EUR	10,000,000	11,821,743
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.9%, 2.93% 4/25/2034 (f)(g)(o)	EUR	1,621,879	1,916,412
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.65%, 2.666% 7/15/2031 (f)(g)(o)	EUR	4,168,772	4,917,993
Invesco Euro CLO VII DAC Series 2022-7A Class A, 3 month EURIBOR + 0.99%, 3.006% 1/15/2035 (f)(g)(o)	EUR	1,934,000	2,277,719
Palmer Square European CLO 2021-1 DAC Series 2025-1A Class BR, 3 month EURIBOR + 1.95%, 3.966% 4/15/2039 (f)(g)(o)	EUR	3,450,000	4,090,849
Palmer Square European Loan Funding DAC Series 2024-2A Class A, 3 month EURIBOR + 0.99%, 2.974% 5/15/2034 (f)(g)(o)	EUR	3,425,562	4,047,636
Providus CLO II DAC Series 2024-2A Class ARR, 3 month EURIBOR + 1.16%, 3.176% 10/15/2038 (f)(g)(o)	EUR	9,500,000	11,264,309
Rockford Tower Europe CLO Series 2025-1A Class A1RR, 3 month EURIBOR + 1.26%, 3.271% 8/29/2036 (f)(g)(o)	EUR	1,000,000	1,183,318
Secucor Finance DAC Series 2025-1 Class D, 1 month EURIBOR + 3.4%, 5.321% 9/20/2036 (f)(g)(q)	EUR	200,000	235,434
Secucor Finance DAC Series 2025-1 Class E, 1 month EURIBOR + 4.5%, 6.421% 9/20/2036 (f)(g)(q)	EUR	100,000	117,691
Secucor Finance DAC Series 2025-1 Class F, 1 month EURIBOR + 6.2%, 8.121% 9/20/2036 (f)(g)(q)	EUR	200,000	241,196
SILK Finance Series 2025-6 Class C, 3 month EURIBOR + 1.7%, 3.696% 12/25/2039 (f)(g)(q)	EUR	100,000	118,955
Taurs Series 2025-UK2X Class C, SONIA Overnight Deposit Rates SWAP + 2.5%, 6.245% 2/18/2035 (f)(g)(q)	GBP	138,065	186,365
Taurs Series 2025-UK2X Class D, SONIA Overnight Deposit Rates SWAP + 3.2%, 6.945% 2/18/2035 (f)(g)(q)	GBP	304,574	411,811
Trinitas Euro Clo VI Da Series 2025-6A Class AR, 3 month EURIBOR + 1.3%, 3.316% 1/15/2039 (f)(g)(o)	EUR	15,000,000	17,776,109
UK Logistics DAC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 4%, 7.7452% 5/17/2035 (f)(g)(q)	GBP	376,886	508,777
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)		1,199,674	1,222,564
Voya Euro Clo II DC Series 2021-2A Class AR, 3 month EURIBOR + 0.96%, 2.976% 7/15/2035 (f)(g)(o)	EUR	8,100,000	9,547,157
Voya Euro CLO III DAC Series 2026-3A Class AR, 3 month EURIBOR + 1.25%, 0% 3/16/2038 (f)(g)(o)	EUR	16,750,000	19,791,800
TOTAL IRELAND			155,568,224
ITALY - 0.0%
Asset-Backed European Securitisation Transaction Twenty-Four Srl Series 2025-R Class D, 1 month EURIBOR + 1.6%, 3.664% 8/16/2040 (f)(g)(q)	EUR	100,000	119,164
Auto ABS Italian Stella Loans SRL Series 2025-1 Class C, 1 month EURIBOR + 1.25%, 3.178% 12/28/2040 (f)(g)(q)	EUR	95,873	113,536
Golden Bar Securitisation Srl Series 2024-1 Class B, 3 month EURIBOR + 1.5%, 3.535% 9/22/2043 (f)(g)(q)	EUR	61,073	72,874
TOTAL ITALY			305,574
LUXEMBOURG - 0.0%
SC Austria Sarl Series 2025-1 Class D, 3 month EURIBOR + 1.8%, 3.793% 7/25/2041 (f)(g)(q)	EUR	100,000	119,128
SC Germany SA Compartment Consumer Series 2025-2 Class D, 1 month EURIBOR + 1.5%, 3.468% 12/15/2038 (f)(g)(q)	EUR	100,000	118,727
TOTAL LUXEMBOURG			237,855
MULTI-NATIONAL - 0.0%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (f)(g)(o)		4,144,000	4,151,472
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (f)(g)(o)		4,331,000	4,336,007
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (f)(g)(o)		4,720,000	4,730,729
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (f)(g)(o)		2,189,000	2,195,951
TOTAL MULTI-NATIONAL			15,414,159
NETHERLANDS - 0.0%
BNPP AM Euro CLO 2019 BV Series 2021-1A Class AR, 3 month EURIBOR + 0.82%, 2.847% 7/22/2032 (f)(g)(o)	EUR	244,967	288,310
Dryden 73 Euro CLO 2019 BV Series 2019-73A Class A1, 3 month EURIBOR + 0.94%, 2.956% 1/15/2034 (f)(g)(o)	EUR	2,561,196	3,026,306
Hill FL BV Series 2025-1FL Class E, 1 month EURIBOR + 2.64%, 4.591% 10/18/2032 (f)(g)(q)	EUR	218,000	258,330
Hill Series 2024-2FL Class D, 1 month EURIBOR + 1.95%, 3.901% 10/18/2032 (f)(g)(q)	EUR	83,359	97,431
Mila BV Series 2025-1 Class D, 1 month EURIBOR + 1.35%, 3.294% 10/12/2042 (f)(g)(q)	EUR	100,000	118,098
Mila BV Series 2025-1 Class E, 1 month EURIBOR + 2.72%, 4.664% 10/12/2042 (f)(g)(q)	EUR	100,000	118,731
TOTAL NETHERLANDS			3,907,206
SPAIN - 0.0%
AutoNoria Spain 2025-1 FT Series 2025-SP Class D, 1 month EURIBOR + 1.5%, 3.46% 4/30/2043 (f)(g)(q)	EUR	100,000	118,426
AutoNoria Spain 2025-1 FT Series 2025-SP Class E, 1 month EURIBOR + 3%, 4.96% 4/30/2043 (f)(g)(q)	EUR	100,000	119,062
Bbva Consumer Fondo de Titulizacion Series 2026-1 Class D, 3 month EURIBOR + 2.5%, 4.511% 5/20/2039 (f)(g)(q)	EUR	100,000	118,313
Bbva Consumer Fondo de Titulizacion Series 2026-1 Class E, 3 month EURIBOR + 3.5%, 5.511% 5/20/2039 (f)(g)(q)	EUR	100,000	118,314
Bbva Consumer Fondo de Titulizacion Series 2026-1 Class F, 3 month EURIBOR + 5.1%, 7.111% 5/20/2039 (f)(g)(q)	EUR	200,000	236,308
Fondo DE Titulizacion Santander Consumo 9 Series 2025-9 Class F, 3 month EURIBOR + 4.87%, 6.9% 10/25/2040 (f)(g)(q)	EUR	405,000	483,120
FTA Consumo Santander Series 2024-7 Class B, 3 month EURIBOR + 1.3%, 3.333% 7/20/2038 (f)(g)(q)	EUR	63,944	75,779
FTA Consumo Santander Series 2024-7 Class C, 3 month EURIBOR + 1.65%, 3.683% 7/20/2038 (f)(g)(q)	EUR	63,944	75,722
Fta Consumo Santander Series 2025-8 Class C, 3 month EURIBOR + 1.5%, 3.529% 1/21/2040 (f)(g)(q)	EUR	100,000	118,524
TOTAL SPAIN			1,463,568
UNITED KINGDOM - 0.0%
Asimi Funding PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.4829% 5/16/2032 (f)(g)(q)	GBP	64,881	87,875
Asimi Funding PLC Series 2025-2 Class E, SONIA Overnight Deposit Rates SWAP + 2.8%, 6.5325% 12/16/2032 (f)(g)(q)	GBP	89,979	121,404
Asimi Funding PLC Series 2025-2 Class F, SONIA Overnight Deposit Rates SWAP + 4.8%, 8.5325% 12/16/2032 (f)(g)(q)	GBP	89,979	121,791
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 5.6291% 8/20/2031 (f)(g)(q)	GBP	100,000	135,516
Cardiff Auto Receivables Securitisation 2024-1 Series 2024-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.6%, 6.3333% 8/20/2031 (f)(g)(q)	GBP	100,000	135,904
Dowson PLC Series 2024-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.95%, 7.6831% 8/20/2031 (f)(g)(q)	GBP	372,000	505,403
Dowson PLC Series 2024-1 Class F, SONIA Overnight Deposit Rates SWAP + 6.95%, 10.6831% 8/20/2031 (f)(g)(q)	GBP	544,000	741,069
Hermitage 2025 PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.7%, 5.4291% 4/21/2033 (f)(g)(q)	GBP	100,000	135,201
London Cards No3 PLC Series 2025-3X Class C, SONIA Overnight Deposit Rates SWAP + 2%, 5.7329% 12/15/2035 (f)(q)	GBP	118,000	160,462
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA Overnight Deposit Rates SWAP + 2.65%, 6.3829% 7/15/2032 (f)(g)(q)	GBP	100,000	136,676
NewDay Funding Series 2025-2X Class C, SONIA Overnight Deposit Rates SWAP + 0%, 5.233% 7/15/2033 (f)(q)	GBP	100,000	134,638
Pavillion Consumer PLC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 1.6%, 5.3334% 1/25/2036 (f)(g)(q)	GBP	100,000	134,730
TOTAL UNITED KINGDOM			2,550,669
UNITED STATES - 2.5%
37 Capital Clo 1 Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.28%, 4.9522% 10/15/2034 (f)(g)(o)		11,500,000	11,513,984
A10 Issuer LLC Series 2025-FL6 Class A, CME Term SOFR 1 month Index + 1.465%, 5.1452% 5/15/2042 (f)(g)(o)		375,000	375,234
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)		3,409,073	3,512,851
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)		3,064,264	3,157,546
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)		2,007,233	2,065,809
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (o)		2,106,306	2,050,464
ACC Trust Series 2022-1 Class C, 3.24% 10/20/2025 (o)		231,904	29,215
Accelarated LLC Series 2021-1H Class D, 3.58% 10/20/2040 (o)		59,511	55,300
Accelerated LLC Series 2024-1A Class D, 7.85% 8/22/2044 (o)		1,840,145	1,860,180
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.4445%, 1.5112% 4/25/2036 (f)(g)		889,428	857,430
ACE Securities Corp Mortgage Loan Trust Series 2007-D1 Class A4, 6.93% 2/25/2038 (o)(p)		468,236	408,231
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (o)		288,142	291,003
ACRES 2025-FL3 LLC Series 2025-FL3 Class A, CME Term SOFR 1 month Index + 1.619%, 5.2831% 8/18/2040 (f)(g)(o)		478,000	479,793
Affirm Asset Securitization Trust Series 2024-B Class B, 4.88% 9/15/2029 (o)		1,000,000	1,002,071
Affirm Asset Securitization Trust Series 2024-B Class C, 5.06% 9/15/2029 (o)		1,000,000	1,001,822
Affirm Asset Securitization Trust Series 2025-X1 Class C, 5.34% 4/15/2030 (o)		100,000	100,259
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (o)		486,902	487,459
Affirm Asset Securitization Trust Series 2025-X2 Class B, 4.56% 10/15/2030 (o)		100,000	100,154
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (o)		1,491,000	1,505,113
Affirm Master Trust Series 2025-1A Class B, 5.13% 2/15/2033 (o)		156,000	157,296
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (o)		3,300,000	3,323,534
Affirm Master Trust Series 2025-2A Class C, 5.26% 7/15/2033 (o)		9,400,000	9,477,413
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (o)		15,500,000	15,615,311
Affirm Master Trust Series 2025-3A Class B, 4.75% 10/16/2034 (o)		5,700,000	5,749,469
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (o)		5,093,000	5,122,114
ALLO Issuer LLC Series 2025-1A Class B, 6.163% 4/20/2055 (o)		3,260,000	3,328,696
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028		2,009,614	2,022,618
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)		2,746,822	2,824,612
American Credit Acceptance Receivables Trust Series 2023-2 Class D, 6.47% 8/13/2029 (o)		929,636	940,867
American Credit Acceptance Receivables Trust Series 2023-3 Class D, 6.82% 10/12/2029 (o)		2,180,000	2,231,492
American Credit Acceptance Receivables Trust Series 2025-1 Class D, 5.54% 8/12/2031 (o)		2,850,000	2,905,915
American Credit Acceptance Receivables Trust Series 2026-1 Class D, 5.1% 1/12/2033 (o)		3,700,000	3,736,476
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 month Index + 1.3145%, 4.9882% 11/25/2034 (f)(g)		3,108,480	2,984,361
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/2038 (o)		3,178,896	3,123,493
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/2039 (o)		373,005	371,613
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E1, 3.95% 6/17/2040 (o)		2,650,000	2,569,018
Amsr 2023-Sfr2 Trust Series 2023-SFR2 Class E2, 3.95% 6/17/2040 (o)		3,100,000	2,991,474
AMSR Trust Series 2021-SFR1 Class B, 2.153% 6/17/2038 (o)		4,000,000	3,796,155
AMSR Trust Series 2021-SFR2 Class D, 2.278% 8/17/2038 (o)		1,150,000	1,136,139
AMSR Trust Series 2021-SFR2 Class F1, 3.275% 8/17/2038 (o)		380,318	376,210
AMSR Trust Series 2021-SFR4 Class F1, 3.158% 12/17/2038 (o)		2,500,000	2,439,601
AMSR Trust Series 2022-SFR3 Class D, 4% 10/17/2039 (o)		2,115,000	2,085,222
AMSR Trust Series 2022-SFR3 Class F, 4% 10/17/2039 (o)		2,400,000	2,322,986
AMSR Trust Series 2023-SFR1 Class F, 4% 4/17/2040 (o)		4,644,946	4,445,852
AMSR Trust Series 2024-SFR2G Class G1, 4.5% 8/19/2028		2,500,000	2,187,250
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)		528,241	524,654
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)		112,274	111,721
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/2040 (o)		213,838	210,239
Aqua Finance Trust Series 2020-AA Class B, 2.79% 7/17/2046 (o)		1,105,702	1,067,244
Aqua Finance Trust Series 2020-AA Class C, 3.97% 7/17/2046 (o)		81,128	79,063
Aqua Finance Trust Series 2020-AA Class D, 7.15% 7/17/2046 (o)		981,393	1,003,480
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.354%, 5.0212% 1/20/2043 (f)(g)(o)		405,000	406,141
Areit Series 2025-CRE11 Class A, CME Term SOFR 1 month Index + 1.55%, 5.2097% 7/25/2043 (f)(g)(o)		870,000	871,633
Argent Securities Inc Series 2005-W1 Class A2, CME Term SOFR 1 month Index + 0.5945%, 4.2682% 5/25/2035 (f)		415,681	354,811
Argent Securities Inc Series 2005-W5 Class A2D, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 1/25/2036 (f)(g)		2,057,251	1,957,142
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 month Index + 0.4145%, 4.0882% 7/25/2036 (f)		145,350	39,218
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (o)		246,505	248,100
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (o)		280,802	281,752
Asset Backed Securities Corp Long Beach Home Equity Loan Trust 2000-LB1 Series 2004-HE9 Class M1, CME Term SOFR 1 month Index + 1.0895%, 4.7632% 12/25/2034 (f)		843,383	804,062
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (o)		992,271	994,198
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (o)		860,000	864,804
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A Class C, 2.35% 2/20/2028 (o)		2,435,000	2,390,904
Bank of America Auto Trust Series 2023-1A Class A3, 5.53% 2/15/2028 (o)		1,013,642	1,021,345
BARC Series 2026-CES1 Class A1A, 4.974% 1/25/2056 (o)		490,000	491,119
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/2038 (o)		1,022,562	1,031,867
Bear Stearns Asset Backed Securities I Trust Series 2006-EC1 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.7332% 12/25/2035 (f)		592,778	586,534
Bear Stearns Asset Backed Securities I Trust Series 2006-HE5 Class M2, CME Term SOFR 1 month Index + 0.5945%, 4.2682% 6/25/2036 (f)		205,901	205,777
Bear Stearns Asset Backed Securities Trust Series 2003-SD2 Class 2A, 5.9919% 6/25/2043 (g)		2,607	2,575
Bear Stearns Asset Backed Securities Trust Series 2005-2 Class M5, CME Term SOFR 1 month Index + 5.3645%, 9.0371% 6/25/2035 (f)		600,000	613,397
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M1, CME Term SOFR 1 month Index + 2.1145%, 5.7882% 3/25/2037 (f)(o)		41,767	41,694
Bear Stearns Structured Products Trust Series 2007-EMX1 Class M3, CME Term SOFR 1 month Index + 2.1145%, 5.7882% 3/25/2037 (f)(o)		1,615,045	1,464,078
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)		1,403,464	1,425,956
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (o)		5,962,297	5,720,011
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (o)(p)		378,260	379,168
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028		4,600,000	4,637,913
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (o)		839,380	846,871
Bonds LLC Series 2024-FL13 Class A, CME Term SOFR 1 month Index + 1.5762%, 5.2422% 9/19/2039 (f)(g)(o)		262,000	262,819
Bonds LLC Series 2025-FL14 Class AS, CME Term SOFR 1 month Index + 1.5714%, 5.2386% 10/17/2042 (f)(g)(o)		3,150,000	3,149,999
Bravo Residential Funding Trust Series 2024-CES2 Class A1A, 5.549% 9/25/2054 (o)		353,852	356,536
Bridge Trust Series 2025-SFR1 Class E, 4.35% 9/17/2042 (o)		1,592,538	1,509,735
Bridgecrest Lending Auto Securitization Trust Series 2024-1 Class E, 8.43% 10/15/2030 (o)		1,995,000	2,081,390
Bridgecrest Lending Auto Securitization Trust Series 2024-3 Class E, 7.7% 4/15/2031 (o)		5,000,000	5,182,356
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class E, 7.47% 8/15/2031 (o)		1,500,000	1,551,906
Bridgecrest Lending Auto Securitization Trust Series 2025-1 Class E, 7.46% 2/17/2032 (o)		1,900,000	1,962,662
Bridgecrest Lending Auto Securitization Trust Series 2026-1 Class E, 6.63% 2/15/2033 (o)		2,138,000	2,159,071
BSPDF Issuer LLC Series 2025-FL2 Class A, CME Term SOFR 1 month Index + 1.524%, 5.1837% 12/15/2042 (f)(g)(o)		105,000	105,099
BSPDF Issuer LLC Series 2026-FL3 Class A, CME Term SOFR 1 month Index + 1.45%, 5.1% 9/18/2043 (f)(g)(o)		300,000	300,000
Business Jet Securities LLC Series 2022-1A Class C, 6.413% 6/15/2037 (o)		174,232	174,320
Business Jet Securities LLC Series 2024-1A Class C, 9.132% 5/15/2039 (o)		921,504	957,999
BXG Receivables Note Trust Series 2020-A Class B, 2.49% 2/28/2036 (o)		642,390	628,409
BXG Receivables Note Trust Series 2022-A Class A, 4.12% 9/28/2037 (o)		1,859,547	1,851,569
BXG Receivables Note Trust Series 2023-A Class C, 7.38% 11/15/2038 (o)		330,349	338,833
C-Bass Trust Series 2006-MH1 Class B2, 6.75% 10/25/2036 (o)(p)		1,068,895	914,487
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028		1,893,638	1,915,418
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029		2,023,162	2,048,192
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029		600,000	606,427
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030		1,500,000	1,507,498
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031		400,000	407,049
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027		71,646	71,727
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028		700,000	705,673
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029		1,160,000	1,160,165
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032		395,000	396,104
Carmax Series 2026-1 Class A3, 4.04% 3/17/2031		2,000,000	2,016,095
CarNow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/2028 (o)		351,000	10,298
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 month Index + 0.8495%, 4.5232% 12/25/2035 (f)		6,571,110	6,412,764
Cars Mti-1 L P / Cars Mti-2 L L C / Cars Mti-3 L L C / Cars Mti-4 L P / Cars Mti-5 L P / (Cars Mti-7 L L C) Series 2020-1A Class A3, 3.1% 12/15/2050 (o)		165,297	160,110
CARS-DB4 LP Series 2020-1A Class A6, 3.81% 2/15/2050 (o)		135,691	129,742
CARS-DB4 LP Series 2020-1A Class B2, 4.52% 2/15/2050 (o)		262,127	258,933
CARS-DB4 LP Series 2020-1A Class B3, 4.95% 2/15/2050 (o)		292,260	276,855
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/2029 (o)		1,418,000	1,453,383
Carvana Auto Receivables Trust 2023-P1 Series 2023-P1 Class A3, 5.98% 12/10/2027 (o)		24,404	24,422
Carvana Auto Receivables Trust Series 2022-P1 Class A4, 3.52% 2/10/2028		1,272,319	1,270,482
Carvana Auto Receivables Trust Series 2024-N3 Class D, 5.38% 12/10/2030 (o)		3,000,000	3,033,645
Cascade MH Asset Trust Series 2019-MH1 Class B, 5% 11/25/2044 (l)(o)		497,340	472,893
Cascade MH Asset Trust Series 2024-MH1 Class B1, 7.504% 11/25/2056 (g)(o)		2,123,000	2,270,566
Cascade MH Asset Trust Series 2024-MH1 Class B2, 8.3482% 11/25/2056 (g)(o)		1,450,000	1,487,101
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (o)		832,330	828,177
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)		1,173,732	1,162,014
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)		2,927,377	2,890,803
Castlelake Aircraft Structured Trust Series 2025-2A Class A, 5.465% 8/15/2050 (o)		1,912,483	1,944,428
Castlelake Aircraft Structured Trust Series 2026-1A Class A, 5.073% 3/15/2051 (o)		1,500,000	1,508,250
Centex Home Equity Loan Trust Series 2001-B Class A6, 6.36% 7/25/2032		258	249
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (o)		1,661,843	1,677,521
CIT Mortgage Loan Trust Series 2007-1 Class 1M2, CME Term SOFR 1 month Index + 2.7395%, 5.5382% 10/25/2037 (f)(o)		700,000	706,027
CIT Mortgage Loan Trust Series 2007-1 Class 2M2, CME Term SOFR 1 month Index + 2.7395%, 5.5382% 10/25/2037 (f)(o)		1,938,000	1,922,933
Citizens Auto Receivables Trust Series 2023-1 Class A3, 5.84% 1/18/2028 (o)		4,724,547	4,748,336
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (o)		1,781,912	1,791,087
Cldcd Series 2024-1A Class A2, 5.781% 11/22/2049 (o)		5,270,000	5,290,885
Clover CLOLLC Series 2024-1A Class A1RR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/20/2037 (f)(g)(o)		350,000	350,727
CNSL Series 2025-4A Class B, 5.766% 12/20/2055 (o)		1,506,000	1,528,849
College Avenue Student Loans LLC Series 2021-C Class B, 2.72% 7/26/2055 (o)		279,940	262,777
College Avenue Student Loans LLC Series 2023-B Class A1A, 6.5% 6/25/2054 (o)		240,132	252,362
College Avenue Student Loans LLC Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.75%, 5.4172% 6/25/2054 (f)(g)(o)		302,736	306,955
Compass Datacenters Issuer II LLC Series 2025-2A Class A1, 4.926% 11/25/2050 (o)		457,000	460,505
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2025-3A Class A2, 5.286% 7/25/2050 (o)		757,000	767,876
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2026-1A Class A21, 4.897% 2/25/2056 (o)		474,000	477,769
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2026-1A Class A22, 5.289% 2/25/2056 (o)		381,000	382,017
Compass Datacenters Issuer III LLC / Ltd (Partnership) Series 2026-1A Class A23, 5.436% 2/25/2056 (o)		355,000	356,554
Concord Music Royalties LLC Series 2024-1A Class A, 5.644% 10/20/2074 (o)		163,000	164,464
Conseco Finance Corp Series 1998-4 Class M1, 6.83% 4/1/2030		176,743	179,906
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (o)		1,600,000	1,640,515
COOF Securitization Trust 2014-1 Ltd Series 2014-1 Class A, 3.1819% 6/25/2040 (g)(o)(t)		24,938	1,575
Coopr Residential Mortgage Trust 2025-Ces2 Series 2025-CES2 Class A1A, 5.502% 6/25/2060 (g)(o)		5,462,318	5,551,885
COOPR Residential Mortgage Trust Series 2026-CES1 Class A1A, 4.874% 1/1/2061 (o)		4,769,778	4,787,451
COOPR Residential Mortgage Trust Series 2026-CES1 Class A2, 5.158% 1/1/2061 (o)		1,759,000	1,772,643
Corevest American Finance Trust Series 2018-1 Class E, 5.9664% 6/15/2051 (g)(o)		3,034,000	3,015,673
Corevest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/2052 (o)		1,467,550	1,460,809
Countrywide Asset Bd Ctf 06-11 Tr Series 2006-11 Class 1AF4, 6.3% 12/25/2035 (Ambac Assurance Corp Insured) (g)		830,824	813,206
CPS Auto Receivables Trust Series 2023-D Class C, 7.17% 1/15/2030 (o)		2,254,278	2,276,961
Credit Acceptance Auto Loan Trust Series 2022-3A Class D, 9% 4/18/2033 (o)		292,000	294,636
Credit Acceptance Auto Loan Trust Series 2023-1A Class C, 7.71% 7/15/2033 (o)		1,008,000	1,024,899
Credit Acceptance Auto Loan Trust Series 2023-2A Class C, 7.15% 9/15/2033 (o)		658,000	669,137
Credit Acceptance Auto Loan Trust Series 2023-3A Class C, 7.62% 12/15/2033 (o)		4,000,000	4,116,420
Credit Acceptance Auto Loan Trust Series 2023-5A Class C, 7.3% 4/17/2034 (o)		2,550,000	2,632,504
Credit Acceptance Auto Loan Trust Series 2024-3A Class C, 5.39% 1/16/2035 (o)		3,000,000	3,045,421
Cross Mtg Trust Series 2025-CES1 Class A1A, 5.296% 11/25/2060 (o)		93,064	94,071
CWABS Asset Backed Certificates Trust Series 2006-14 Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.2232% 2/25/2037 (f)		369,119	396,287
CWABS Asset Backed Notes Trust Series 2007-SEA2 Class 2A1, CME Term SOFR 1 month Index + 1.6145%, 5.2882% 6/25/2047 (f)(g)(o)		71,681	60,724
CWABS Inc Asset-Backed Certificates Series 2004-1 Class 3A, CME Term SOFR 1 month Index + 0.6745%, 4.3482% 4/25/2034 (f)(g)		8,675	8,323
CWABS Inc Asset-Backed Certificates Series 2004-6 Class M1, CME Term SOFR 1 month Index + 1.0145%, 4.6882% 10/25/2034 (f)(g)		1,581	1,577
CWABS Inc Asset-Backed Certificates Series 2005-3 Class MF3, 5.682% 8/25/2035 (g)		1,179,789	931,612
DataBank Issuer II LLC Series 2025-1A Class A2, 5.18% 9/27/2055 (o)		2,575,000	2,570,310
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)		6,727,040	6,702,301
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (o)		1,378,800	1,357,917
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)		3,316,688	3,351,040
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)		2,194,500	2,225,554
Deephaven Residential Mtg Tr 2025-Ces1 Series 2025-CES1 Class A1A, 5.224% 10/25/2055 (o)		314,161	317,466
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (o)		1,420,786	1,424,653
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (o)		4,200,000	4,209,238
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (o)		1,700,000	1,711,751
Dewolf Park CLO Ltd Series 2026-1A Class AR2, CME Term SOFR 3 month Index + 1.21%, 4.8748% 1/22/2039 (f)(g)(o)		15,000,000	15,026,865
Dext Abs LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (o)		1,275,000	1,274,864
Diamond Infrastructure Funding LLC Series 2021-1A Class A, 1.76% 4/15/2049 (o)		1,200,000	1,171,188
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)		1,389,467	1,403,876
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)		793,097	796,121
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (o)		979,000	999,303
DLLMT LLC Series 2026-1A Class A2, 4.03% 7/20/2028 (o)		955,000	956,334
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (o)		485,000	488,378
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (o)		1,196,160	1,170,140
Drive Auto Receivables Trust Series 2024-2 Class D, 4.94% 5/17/2032		2,200,000	2,224,448
DT Auto Owner Trust Series 2023-2A Class E, 11.06% 4/15/2030 (o)		800,000	845,693
DT Auto Owner Trust Series 2023-3A Class D, 7.12% 5/15/2029 (o)		3,936,000	4,065,524
DT Auto Owner Trust Series 2023-3A Class E, 10.21% 5/15/2030 (o)		950,000	1,009,740
Dwight 2025-Fl1 Issuer LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.662%, 5.3261% 6/18/2042 (f)(g)(o)		419,000	420,624
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (f)(g)(o)		4,460,000	4,468,175
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. SOFR Index + 0.6845%, 4.3517% 11/25/2070 (f)(g)(o)		459,472	455,388
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (o)		1,700,000	1,714,934
Elara HGV Timeshare Issuer LLC Series 2019-A Class C, 3.45% 1/25/2034 (o)		12,658	12,639
Elara HGV Timeshare Issuer LLC Series 2021-A Class D, 3.32% 8/27/2035 (o)		176,458	169,120
ELFI Graduate Loan Program LLC Series 2023-A Class A, 6.37% 2/4/2048 (o)		456,539	480,483
Elfi Graduate Loan Program LLC Series 2024-A Class A, 5.56% 8/25/2049 (o)		902,931	927,412
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A4, 4.58% 12/22/2031 (o)		960,000	981,391
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (o)		1,806,803	1,827,849
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (o)		3,400,000	3,437,649
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (o)		373,473	374,400
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (o)		1,900,000	1,928,218
Equity One Mortgage Pass-Through Trust 2002-5 Series 2003-3 Class M2, 5.459% 12/25/2033 (g)		836,576	773,952
Exeter Automobile Receivables Trust Series 2023-4A Class D, 6.95% 12/17/2029		1,205,000	1,236,366
Exeter Automobile Receivables Trust Series 2023-4A Class E, 9.57% 2/18/2031 (o)		1,015,000	1,094,837
Exeter Automobile Receivables Trust Series 2023-5A Class D, 7.13% 2/15/2030		1,467,000	1,513,516
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029		1,500,000	1,508,130
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030		1,380,000	1,383,362
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028		291,970	292,708
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030		475,000	479,839
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030		370,000	372,972
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030		615,000	618,486
FHF Issuer Trust Series 2023-2A Class C, 7.97% 12/17/2029 (o)		3,000,000	3,068,532
FIGRE Trust 2024-HE6 Series 2024-HE6 Class A, 5.724% 12/25/2054 (o)		6,061,927	6,151,872
Figre Trust Series 2024-SL1 Class A1, 5.748% 7/25/2053 (o)		1,028,303	1,043,095
FIGRE Trust Series 2025-HE6 Class A, 5.044% 9/25/2055 (o)		5,570,158	5,606,813
FIGRE Trust Series 2025-HE7 Class A, 5.15% 11/25/2055 (o)		234,551	236,823
FIGRE Trust Series 2025-HE8 Class A, 5.206% 11/25/2055 (o)		3,207,729	3,244,505
FIGRE Trust Series 2026-HE1 Class A, 4.982% 1/25/2056 (o)		478,071	480,378
Finance of America Structured Securities Trust Series 2025-S2 Class A1, 3.5% 7/25/2075 (o)		16,222,158	15,907,812
First Frankin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 month Index + 0.3545%, 4.0282% 10/25/2036 (f)		32,408	20,084
FirstKey Homes Trust Series 2021-SFR1 Class C, 1.888% 8/17/2038 (o)		1,100,000	1,085,731
FirstKey Homes Trust Series 2021-SFR1 Class E2, 2.489% 8/17/2038 (o)		292,000	288,184
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/2038 (o)		300,000	296,862
FirstKey Homes Trust Series 2021-SFR1 Class F2, 3.452% 8/17/2038 (o)		1,500,000	1,484,984
FirstKey Homes Trust Series 2021-SFR2 Class E2, 2.358% 9/17/2038 (o)		1,763,000	1,738,045
FirstKey Homes Trust Series 2021-SFR2 Class F2, 3.157% 9/17/2038 (o)		2,400,000	2,364,191
FirstKey Homes Trust Series 2021-SFR3 Class F2, 3.832% 12/17/2038 (o)		3,000,000	2,944,754
Firstkey Homes Trust Series 2022-SFR1 Class E1, 5% 5/19/2039 (o)		1,826,000	1,812,443
Firstkey Homes Trust Series 2022-SFR1 Class F1, 0% 5/19/2039 (o)(s)		2,000,000	1,872,588
Firstkey Homes Trust Series 2022-SFR1 Class F2, 0% 5/19/2039 (o)(s)		900,000	841,180
Firstkey Homes Trust Series 2022-SFR3 Class E1, 3.5% 7/17/2038 (o)		3,500,000	3,477,097
Firstkey Homes Trust Series 2022-SFR3 Class E2, 3.5% 7/17/2038 (o)		229,000	227,029
Firstkey Homes Trust Series 2022-SFR3 Class F1, 0% 7/17/2038 (o)(s)		2,000,000	1,957,931
Flagship Credit Auto Trust Series 2024-1 Class A2, 5.64% 3/15/2028 (o)		95,348	95,467
Flatiron CLO Ltd Series 2026-2A Class D1R, CME Term SOFR 3 month Index + 2.35%, 5.9432% 1/15/2039 (f)(g)(o)		250,000	250,138
Fmc Gmsr Issuer Tr Series 2021-GT1 Class B, 4.36% 7/25/2026 (o)		234,042	229,767
Fmc Gmsr Issuer Tr Series 2021-GT2 Class A, 3.85% 10/25/2026 (o)		4,000,000	3,897,930
Fmc Gmsr Issuer Tr Series 2021-GT2 Class B, 4.44% 10/25/2026 (o)		661,257	649,416
Fmc Gmsr Issuer Tr Series 2022-GT1 Class A, 6.19% 4/25/2027 (o)		4,292,553	4,325,389
Fmc Gmsr Issuer Tr Series 2022-GT1 Class B, 7.17% 4/25/2027 (o)		675,797	682,182
Fna 8 LLC Series 2025-1 Class A, 5.623% 3/15/2045 (g)(o)		492,265	497,245
Ford Auto Securitization Trust II Series 2024-AA Class A2, 5.053% 7/15/2028 (o)	CAD	2,094,888	1,547,928
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/2033 (o)		1,190,000	1,185,999
Ford Credit Auto Owner Trust Series 2026-1 Class A, 4.32% 8/15/2038 (g)(o)		4,900,000	4,980,915
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (o)		1,800,000	1,803,595
Foundation Finance Trust 2025-2 Series 2025-2A Class D, 5.68% 4/15/2052 (o)		100,000	101,115
Foundation Finance Trust Series 2023-2A Class A, 6.53% 6/15/2049 (o)		177,955	186,313
Foundation Finance Trust Series 2023-2A Class B, 6.97% 6/15/2049 (o)		1,637,137	1,714,874
Foundation Finance Trust Series 2024-2A Class B, 4.93% 3/15/2050 (o)		81,095	81,709
Foundation Finance Trust Series 2025-1A Class A, 4.95% 4/15/2050 (o)		191,509	194,667
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/2038 (o)		128,000	125,687
FS Rialto Issuer LLC Series 2024-FL9 Class A, CME Term SOFR 1 month Index + 1.6306%, 5.2967% 10/19/2039 (f)(g)(o)		245,000	245,605
FS Rialto Issuer LLC Series 2025-FL10 Class A, CME Term SOFR 1 month Index + 1.3851%, 5.0511% 8/19/2042 (f)(g)(o)		110,000	110,235
GE Mortgage Services LLC Series 1999-HE1 Class A6, 6.7% 4/25/2029		1,623	1,630
Genesis Sales Fin Master Tr Series 2024-B Class A, 5.87% 12/20/2032 (o)		7,400,000	7,502,689
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)		7,008,826	7,165,795
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)		4,718,538	4,850,318
Gls Auto Receivables Issuer Tr 2023-2 Series 2023-2A Class C, 5.69% 3/15/2029 (o)		240,666	241,593
GLS Auto Receivables Issuer Trust Series 2022-1A Class D, 3.97% 1/18/2028 (o)		1,795,270	1,794,568
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class D, 6.44% 5/15/2029 (o)		1,407,000	1,443,796
Gls Auto Receivables Trust 2023-3 Series 2023-3A Class E, 9.27% 8/15/2030 (o)		1,000,000	1,067,246
GLS Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/2029 (o)		175,000	178,674
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (o)		3,610,000	3,667,016
Goldman Home Improvement Trust 2022-Grn1 Issuer Trust Series 2022-GRN1 Class A, 4.5% 6/25/2052 (o)		130,519	130,499
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/2061 (o)		528,049	536,843
Goodleap Home Improvement Solutions Trust 2025-2 Series 2025-2A Class A, 5.32% 6/20/2049 (o)		1,211,263	1,232,994
Goodleap Home Improvement Solutions Trust 2025-2 Series 2025-2A Class B, 5.98% 6/20/2049 (o)		1,031,531	1,054,192
Goodleap Home Improvement Solutions Trust Series 2024-1A Class A, 5.35% 10/20/2046 (o)		918,871	936,880
Goodleap Home Improvement Solutions Trust Series 2025-1A Class A, 5.38% 2/20/2049 (o)		2,068,522	2,109,512
Goodleap Home Improvement Solutions Trust Series 2025-1A Class B, 6.27% 2/20/2049 (o)		27,140	27,928
GoodLeap Home Improvement Solutions Trust Series 2025-3A Class A, 5% 10/20/2049 (o)		1,061,112	1,069,795
Goodleap Sustainable Home Solution Trust Series 2023-4C Class A, 6.48% 3/20/2057 (o)		1,435,194	1,431,548
Goodleap Sustainable Home Solution Trust Series 2024-1GS Class A, 6.25% 6/20/2057 (o)		2,484,863	2,446,551
Gracie Point International Funding LLC Series 2024-1A Class A, U.S. 90-Day Avg. SOFR Index + 1.7%, 5.8902% 3/1/2028 (f)(g)(o)		318,000	318,011
Granite Park Equipment Leasing LLC Series 2023-1A Class E, 7% 6/20/2035 (o)		1,587,000	1,597,159
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (o)		4,267,312	4,280,472
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (f)(g)(o)		4,445,000	4,438,333
Greensky Home Improvement Issuer Trust Series 2025-2A Class C, 5.26% 6/25/2060 (o)		133,000	134,816
Greensky Home Improvement Issuer Trust Series 2025-2A Class D, 5.56% 6/25/2060 (o)		106,000	107,477
Greensky Home Improvement Series 2025-3A Class A3, 4.52% 12/27/2060 (o)		3,798,427	3,825,393
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A3, 5.55% 6/25/2059 (o)		500,000	513,225
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class A4, 5.67% 6/25/2059 (o)		663,815	681,000
Greensky Home Improvement Trust 2024-1 Series 2024-1 Class B, 5.87% 6/25/2059 (o)		77,146	79,053
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (o)		640,116	641,386
Greensky Home Improvement Trust Series 2024-2 Class A3, 5.15% 10/27/2059 (o)		3,500,000	3,571,383
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (o)		111,593	113,670
Greensky Home Improvement Trust Series 2024-2 Class B, 5.26% 10/27/2059 (o)		678,395	689,153
Greensky Home Improvement Trust Series 2024-2 Class C, 5.55% 10/27/2059 (o)		894,980	910,941
Greensky Home Improvement Trust Series 2024-2 Class D, 6.43% 10/27/2059 (o)		594,267	610,985
Greensky Home Impt Issuer Trust Series 2025-1A Class A3, 5.32% 3/25/2060 (o)		3,900,000	4,013,000
Greensky Home Impt Issuer Trust Series 2025-1A Class A4, 5.22% 3/25/2060 (o)		6,002,671	6,118,363
Greystone CRE Notes Series 2025-FL4 Class A, CME Term SOFR 1 month Index + 1.4811%, 5.1407% 1/15/2043 (f)(g)(o)		250,000	250,704
Gs Mortgage-Backed Securities Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 1/25/2055 (f)(g)(o)		2,453,822	2,465,824
GS Mortgage-Backed Securities Trust Series 2026-CES1 Class A1, 4.899% 5/25/2056 (o)		2,132,862	2,144,035
GS Mortgage-Backed Securities Trust Series 2026-CES1 Class A2, 5.272% 5/25/2056 (o)		104,000	105,217
GSAA Home Equity Trust Series 2006-18 Class AF3A, 5.7723% 11/25/2036		42,839	11,993
Hero Fdg 2017-2 Series 2017-2A Class A2, 4.07% 9/20/2048 (o)		41,864	40,220
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/2042 (o)		11,010	10,443
Hero Funding Trust Series 2015-3A Class A, 4.28% 9/20/2041 (o)		24,346	24,166
Hertz Vehicle Financing LLC Series 2023-3A Class A, 5.94% 2/25/2028 (o)		1,197,000	1,213,638
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/2039 (o)		39,951	40,260
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (o)		1,403,586	1,453,617
Hilton Grand Vacations Trust Series 2024-1B Class D, 8.85% 9/15/2039 (o)		929,575	964,792
Hilton Grand Vacations Trust Series 2025-3EXT Class D, 7.38% 10/25/2044 (o)		1,543,167	1,579,452
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/2043 (o)		734,456	727,636
Home Partners of America Trust Series 2019-2 Class E, 3.32% 10/19/2039 (o)		269,944	263,024
Home Partners of America Trust Series 2021-3 Class E2, 3.347% 1/17/2041 (o)		387,516	362,827
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)		1,616,724	1,600,563
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (o)		1,143,235	1,149,434
HSI Asset Securitization Corp Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 month Index + 0.2545%, 3.9282% 1/25/2037 (f)(g)		2,145,196	1,685,017
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B2, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0615% 5/20/2032 (f)(g)(o)		138,210	138,618
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0115% 10/20/2032 (f)(g)(o)		305,035	306,047
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8615% 9/20/2033 (f)(g)(o)		286,859	287,648
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (o)		3,866,638	3,881,417
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (o)		2,920,353	2,930,928
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028		615,508	619,383
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029		2,941,980	2,966,388
Incref LLC Series 2025-FL1 Class A, CME Term SOFR 1 month Index + 1.7284%, 5.3944% 10/19/2042 (f)(g)(o)		201,000	201,565
J P Morgan Mortgage Trust Series 2024-HE2 Class A1, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8615% 10/20/2054 (f)(g)(o)		416,285	416,710
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)		3,796,650	3,904,624
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)		2,079,550	2,156,425
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (o)		1,368,000	1,397,345
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028		1,225,605	1,227,641
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/2037 (o)		256,741	261,825
JP Morgan Mortgage Trust Series 2026-CES1 Class A1B, 4.959% 6/25/2056 (o)		493,247	494,868
Kgs-Alpha Sba Coof Tr Ser 2012-2 Series 2012-2 Class A, 1.1564% 8/25/2038 (g)(o)(t)		32,063	457
KGS-Alpha SBA COOF Trust Series 2012-4 Class A, 1.0187% 9/25/2037 (g)(o)(t)		34,892	583
KGS-Alpha SBA COOF Trust Series 2013-2 Class A, 1.5932% 3/25/2039 (g)(o)(t)		27,548	638
Kubota Credit Owner Trust Series 2026-1A Class A3, 3.87% 5/15/2030 (o)		700,000	702,379
Lending Funding Trust 2020-2 Series 2020-2A Class A, 2.32% 4/21/2031 (o)		2,328,198	2,304,476
Lending Funding Trust 2020-2 Series 2020-2A Class D, 6.77% 4/21/2031 (o)		3,455,000	3,492,483
Lendmark Fdg Trust Series 2024-2A Class B, 4.86% 2/21/2034 (o)		100,000	100,631
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/2032 (o)		3,000,000	2,816,118
Lendmark Funding Trust Series 2021-1A Class A, 1.9% 11/20/2031 (o)		4,200,000	4,115,813
Lendmark Funding Trust Series 2021-1A Class D, 5.05% 11/20/2031 (o)		3,000,000	2,879,060
Lendmark Funding Trust Series 2024-1A Class B, 5.88% 6/21/2032 (o)		520,000	526,612
Lendmark Funding Trust Series 2024-1A Class D, 7.21% 6/21/2032 (o)		100,000	101,761
Lendmark Funding Trust Series 2025-1A Class A, 4.94% 9/20/2034 (o)		509,000	516,563
Lendmark Funding Trust Series 2025-1A Class B, 5.33% 9/20/2034 (o)		558,000	568,311
Lendmark Funding Trust Series 2025-1A Class E, 8.91% 9/20/2034 (o)		4,065,000	4,235,973
Lendmark Funding Trust Series 2025-3A Class A, 4.51% 5/21/2035 (o)		696,000	701,148
Lendmark Funding Trust Series 2025-3A Class B, 4.83% 5/21/2035 (o)		115,000	115,936
Lendmark Funding Trust Series 2025-3A Class D, 5.64% 5/21/2035 (o)		2,620,000	2,658,731
Lightpath Fiber Issuer LLC Series 2026-1A Class A2, 5.597% 3/25/2056 (o)		3,770,000	3,820,218
LMRE Trust Series 2025-SFR1 Class A, 4.5% 12/17/2042 (o)		258,000	254,206
Loancore Issuer LLC Series 2025-CRE8 Class A, CME Term SOFR 1 month Index + 1.385%, 5.0447% 8/17/2042 (f)(g)(o)		143,000	143,268
LoanCore Issuer LLC Series 2025-CRE9 Class A, CME Term SOFR 1 month Index + 1.45%, 5.1141% 8/18/2042 (f)(g)(o)		300,000	300,376
LoanCore Issuer LLC Series 2025-CRE9 Class AS, CME Term SOFR 1 month Index + 1.7%, 5.3641% 8/18/2042 (f)(g)(o)		2,100,000	2,103,920
Lyra Music Assets Delaware LP Series 2024-2A Class A2, 5.76% 12/22/2064 (o)		351,438	356,483
Lyra Music Assets Delaware LP Series 2025-1A Class A2, 5.604% 9/20/2065 (o)		239,876	243,291
M&T Bank RV Trust Series 2026-1A Class A, 4.35% 1/15/2046 (o)		306,000	308,760
Madison Park Funding Lxxiii Ltd Series 2025-73A Class B, CME Term SOFR 3 month Index + 1.7%, 5.663% 10/17/2038 (f)(g)(o)		250,000	251,869
Mariner Finance Issuance Trust Series 2021-AA Class E, 5.4% 3/20/2036 (o)		4,500,000	4,405,466
Mariner Finance Issuance Trust Series 2021-BA Class E, 4.68% 11/20/2036 (o)		3,000,000	2,851,467
Mariner Finance Issuance Trust Series 2024-AA Class A, 5.13% 9/22/2036 (o)		279,000	282,855
Mariner Finance Issuance Trust Series 2024-BA Class A, 4.91% 11/20/2038 (o)		792,000	809,778
Mariner Finance Issuance Trust Series 2024-BA Class D, 6.36% 11/20/2038 (o)		100,000	103,784
Mariner Finance Issuance Trust Series 2024-BA Class E, 8.8% 11/20/2038 (o)		4,000,000	4,247,589
Mariner Finance Issuance Trust Series 2025-AA Class A, 4.98% 5/20/2038 (o)		9,763,000	9,936,347
Mariner Finance Issuance Trust Series 2025-AA Class B, 5.33% 5/20/2038 (o)		104,000	105,856
Mariner Finance Issuance Trust Series 2025-AA Class C, 5.69% 5/20/2038 (o)		107,000	109,164
Mariner Finance Issuance Trust Series 2025-BA Class A, 4.59% 11/22/2038 (o)		595,000	600,679
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/2033 (o)		60,538	60,720
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (o)		444,982	445,638
Marlette Funding Trust 2025-1 Series 2025-1A Class C, 5.26% 7/16/2035 (o)		4,065,000	4,101,897
Mast USA LLC Series 2026-1A Class A, 5.134% 2/15/2051 (o)		2,000,000	2,015,800
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 month Index + 1.8395%, 5.5132% 6/25/2035 (f)(g)		1,816,559	1,824,020
MASTR Asset Backed Securities Trust Series 2007-NCW Class A1, CME Term SOFR 1 month Index + 0.4145%, 4.0882% 5/25/2037 (Assured Guaranty Inc Insured) (f)(g)(o)		970,744	885,863
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028		1,500,000	1,511,452
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028		6,175,284	6,187,284
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027		1,092,650	1,094,637
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)		1,417,353	1,421,959
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)		2,053,015	2,064,538
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)		3,130,000	3,156,232
Merchants Fleet Funding LLC Series 2025-1A Class B, 4.91% 1/20/2039 (o)		200,000	202,488
MetroNet Infrastructure Issuer LLC Series 2025-4A Class A2, 5.163% 12/20/2055 (o)		4,000,000	4,065,288
MF1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 month Index + 1.737%, 5.3967% 3/19/2039 (f)(g)(o)		100,000	100,249
MF1 LLC Series 2025-FL19 Class A, CME Term SOFR 1 month Index + 1.4881%, 5.1522% 5/18/2042 (f)(g)(o)		289,000	290,271
MF1 LLC Series 2026-FL21 Class A, CME Term SOFR 1 month Index + 1.35%, 5.0141% 2/18/2041 (f)(g)(o)		359,000	359,562
MFA Trust Series 2024-NPL1 Class A1, 6.33% 9/25/2054 (o)		474,776	478,183
Mid-State Capital Corp Trust Series 2005-1 Class M1, 6.106% 1/15/2040		4,846	4,844
Mid-State Capital Corp Trust Series 2006-1 Class A, 5.787% 10/15/2040 (o)		12,099	12,179
Mid-State Capital Corp Trust Series 2006-1 Class M1, 6.083% 10/15/2040 (o)		14,680	14,785
Mission Lane Credit Card Master Trust Series 2025-B Class A, 5.06% 9/15/2031 (o)		2,620,000	2,638,628
Morgan Stanley ABS Capital I Inc Series 2006-HE4 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.2682% 6/25/2036 (f)		3,115,675	1,569,695
Morgan Stanley ABS Capital I Inc Series 2007-NC3 Class A2D, CME Term SOFR 1 month Index + 0.3745%, 4.0482% 5/25/2037 (f)(g)		1,691,310	1,298,859
Morgan Stanley ABS Capital I Inc Trust Series 2006-HE8 Class A2FP, CME Term SOFR 1 month Index + 0.07%, 3.8582% 10/25/2036 (f)(g)		119,047	51,179
Morgan Stanley Mortgage Loan Trust Series 2006-12XS Class A4, 6.5119% 10/25/2036 (p)		74,268	16,395
Morgan Stanley Mortgage Loan Trust Series 2006-16AX Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 11/25/2036 (f)		40,045	10,646
Morgan Stanley Mortgage Loan Trust Series 2007-3XS Class 2A4S, 6.4631% 1/25/2047 (p)		784,215	277,130
Mosaic Solar Loans Trust Series 2023-4A Class A, 6.4% 5/20/2053 (o)		168,494	169,590
MVW 2022-2 LLC Series 2022-2A Class D, 9% 10/21/2041 (o)		166,028	169,194
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (o)		532,677	515,678
Navient Private Education Refi Loan Trust Series 2019-FA Class A2, 2.6% 8/15/2068 (o)		1,297,723	1,261,462
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (o)		470,290	484,837
Navient Refinance Loan Trust Series 2025-B Class A, 4.72% 9/15/2055 (o)		540,063	545,772
Navient Refinance Loan Trust Series 2025-C Class A, 4.8% 10/15/2055 (o)		371,701	376,680
Navient Student Loan Trust Series 2015-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3817% 4/25/2040 (f)(g)		1,506,282	1,468,996
Navient Student Loan Trust Series 2023-BA Class A1A, 6.48% 3/15/2072 (o)		76,616	79,542
Navient Student Loan Trust Series 2023-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3582% 3/15/2072 (f)(g)(o)		106,580	107,539
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)		4,942,786	4,996,697
Nelnet Student Loan Trust Series 2021-A Class A1, CME Term SOFR 1 month Index + 0.9145%, 4.5817% 4/20/2062 (f)(g)(o)		669,653	668,499
Nelnet Student Loan Trust Series 2021-A Class A2, CME Term SOFR 1 month Index + 1.1445%, 4.8117% 4/20/2062 (f)(g)(o)		410,000	410,194
Nelnet Student Loan Trust Series 2021-A Class B1, 2.85% 4/20/2062 (o)		142,000	130,527
Nelnet Student Loan Trust Series 2023-PL1A Class A1A, U.S. 30-Day Avg. SOFR Index + 2.25%, 5.9172% 11/25/2053 (f)(g)(o)		75,744	76,747
Nelnet Student Loan Trust Series 2025-AA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.8074% 3/15/2057 (f)(g)(o)		855,069	855,066
Nelnet Student Loan Trust Series 2025-BA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0574% 5/17/2055 (f)(g)(o)		1,488,611	1,500,263
Nelnet Student Loan Trust Series 2025-BA Class B, 4.98% 5/17/2055 (o)		630,000	634,057
Nelnet Student Loan Trust Series 2025-BA Class C, 5.38% 5/17/2055 (o)		260,000	263,783
Nelnet Student Loan Trust Series 2025-BA Class D, 6.04% 5/17/2055 (o)		222,000	224,823
Nelnet Student Loan Trust Series 2025-CA Class A1A, 4.67% 6/22/2065 (o)		6,769,238	6,817,103
Nelnet Student Loan Trust Series 2025-CA Class A1B, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0115% 6/22/2065 (f)(g)(o)		6,069,445	6,126,722
Nelnet Student Loan Trust Series 2025-CA Class D, 5.82% 6/22/2065 (o)		370,000	370,288
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.845% 11/25/2033 (p)		4,476	4,420
New Residential Mortgage Loan Trust Series 2022-SFR1 Class F, 4.443% 2/17/2039 (o)		2,100,000	2,063,869
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 month Index + 0.3445%, 4.0182% 4/25/2037 (f)		473,751	472,137
Newrez LLC / Newres Gmsr Excess Owner LLC Series 2021-GNT1 Class A, 3.474% 11/25/2026 (o)		1,380,118	1,360,872
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029		1,200,000	1,202,111
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028		2,162,092	2,177,513
Nissan Auto Receivables Owner Trust Series 2024-B Class A3, 4.34% 3/15/2029		1,000,000	1,004,377
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (o)		700,000	706,497
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (f)(g)(o)		4,223,000	4,228,127
OCP CLO Ltd Series 2025-8RA Class B1R2, CME Term SOFR 3 month Index + 1.55%, 5.2176% 10/17/2038 (f)(g)(o)		250,000	251,579
Octane Receivables Trust Series 2023-2A Class C, 6.24% 6/20/2031 (o)		2,589,000	2,626,897
OHS Issuer LLC Series 2026-1 Class A2, 5.98% 2/25/2061 (o)		717,000	718,566
OnDeck Asset Securitization Trust IV LLC Series 2025-2A Class A, 4.84% 11/17/2032 (o)		1,500,000	1,513,449
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class C, 5.2% 7/14/2038 (o)		3,500,000	3,569,230
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class D, 5.79% 7/14/2038 (o)		156,000	161,230
OneMain Financial Issuance Trust Series 2020-2A Class B, 2.21% 9/14/2035 (o)		1,050,000	1,019,421
OneMain Financial Issuance Trust Series 2023-2A Class B, 6.17% 9/15/2036 (o)		5,714,000	5,902,065
OneMain Financial Issuance Trust Series 2023-2A Class C, 6.74% 9/15/2036 (o)		1,300,000	1,350,157
OneMain Financial Issuance Trust Series 2023-2A Class D, 7.52% 9/15/2036 (o)		2,400,000	2,506,117
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (o)		777,000	826,983
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (o)		13,002	13,006
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (o)		1,200,000	1,207,031
Oportun Issuance Trust Series 2021-B Class B, 1.96% 5/8/2031 (o)		28,631	28,184
Oportun Issuance Trust Series 2021-B Class C, 3.65% 5/8/2031 (o)		458,571	454,819
Oportun Issuance Trust Series 2021-C Class A, 2.18% 10/8/2031 (o)		1,405,440	1,383,693
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (o)		3,900,000	3,912,136
Option One Mortgage Loan Trust 2007-FXD1 Series 2007-FXD1 Class 3A4, 5.86% 1/25/2037 (Ambac Assurance Corp Insured) (p)		71,560	70,603
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)		1,460,000	1,464,672
Owl Rock Clo Xviii LLC Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.7%, 5.368% 7/24/2036 (f)(g)(o)		250,000	250,564
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (o)		1,972,092	2,012,624
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (o)		1,975,000	1,979,774
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (o)		920,000	929,609
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (o)		1,248,150	1,255,567
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)		2,250,000	2,289,712
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)		762,375	782,425
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)		5,842,100	5,659,338
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)		4,030,950	3,857,389
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)		2,165,000	2,199,608
Planet Fitness Master Issuer LLC Series 2025-1A Class A2II, 5.649% 12/6/2055 (o)		518,000	520,413
Pmt Credit Risk Transfer Trust 2024-3r Series 2024-3R Class A, U.S. 30-Day Avg. SOFR Index + 3.1%, 6.7682% 9/27/2028 (f)(g)(o)		4,079,827	4,124,273
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)		4,731,733	4,773,441
PowerPay Issuance Trust Series 2025-1A Class A, 5.23% 11/18/2041 (o)		3,312,767	3,346,104
PRET 2025-NPL6 LLC Series 2025-NPL6 Class A1, 5.7437% 6/25/2055 (o)		2,748,283	2,756,878
Pret 2025-NPL7 LLC Series 2025-NPL7 Class A1, 5.6571% 7/25/2055 (g)(o)		1,837,472	1,843,943
Pret LLC Series 2025-NPL3 Class A1, 6.7076% 4/25/2055 (o)		3,270,444	3,280,849
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (f)(g)(o)		1,366,595	1,362,675
Progress Residential 2025-Sfr3 Tr Series 2025-SFR3 Class C, 3.39% 7/17/2042 (o)		694,000	656,281
Progress Residential Trust Series 2021-SFR10 Class E1, 3.567% 12/17/2040 (o)		5,474,882	5,333,319
Progress Residential Trust Series 2021-SFR11 Class E1, 3.378% 1/17/2039 (o)		4,000,000	3,842,544
Progress Residential Trust Series 2021-SFR3 Class E2, 2.688% 5/17/2026 (o)		281,728	280,186
Progress Residential Trust Series 2021-SFR3 Class F, 3.436% 5/17/2026 (o)		1,500,000	1,493,118
Progress Residential Trust Series 2021-SFR8 Class E1, 2.382% 10/17/2038 (o)		722,000	711,873
Progress Residential Trust Series 2021-SFR8 Class F, 3.181% 10/17/2038 (o)		4,000,000	3,949,089
Progress Residential Trust Series 2022-SFR1 Class E1, 3.93% 2/17/2041 (o)		479,000	468,133
Progress Residential Trust Series 2022-SFR1 Class F, 4.88% 2/17/2041 (o)		4,000,000	3,977,987
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (o)		643,616	634,161
Progress Residential Trust Series 2022-SFR3 Class D, 4.45% 4/17/2039 (o)		4,705,000	4,674,083
Progress Residential Trust Series 2022-SFR3 Class E2, 5.6% 4/17/2039 (o)		588,000	588,188
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (o)		2,169,037	2,176,006
Progress Residential Trust Series 2023-SFR1 Class E1, 6.15% 3/17/2040 (o)		1,822,000	1,825,599
Progress Residential Trust Series 2023-SFR2 Class D, 4.5% 10/17/2040 (o)		2,550,000	2,520,880
Progress Residential Trust Series 2023-SFR2 Class E1, 4.75% 10/17/2040 (o)		3,231,000	3,198,132
Progress Residential Trust Series 2024-SFR2 Class E1, 3.4% 4/17/2041 (g)(o)		100,000	95,379
Progress Residential Trust Series 2025-SFR2 Class E1, 3.725% 4/17/2042 (g)(o)		3,384,580	3,187,535
Progress Residential Trust Series 2026-SFR1 Class D, 4% 2/17/2043 (o)		2,470,000	2,350,525
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (g)(o)		1,028,308	1,022,026
QTS Issuer ABS II LLC Series 2025-1A Class A2, 5.044% 10/5/2055 (o)		662,000	660,178
QTS Issuer ABS II LLC Series 2026-1A Class B, 6.729% 1/5/2056 (o)		107,000	109,602
QTS Issuer ABS II LLC Series 2026-2A Class A2, 5.848% 1/5/2056 (o)		236,000	241,231
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/2044 (g)(o)		570,217	577,955
RCKT Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/2044 (o)		923,638	930,999
RCKT Mortgage Trust Series 2024-CES2 Class B1, 8.005% 4/25/2044 (g)(o)		914,000	935,783
RCKT Mortgage Trust Series 2024-CES2 Class B2, 9.5861% 4/25/2044 (g)(o)		100,000	102,250
RCKT Mortgage Trust Series 2025-CES7 Class A1A, 5.377% 7/25/2055 (o)		3,565,453	3,600,461
RCKT Mortgage Trust Series 2025-CES9 Class A1A, 4.795% 9/25/2055 (o)		5,843,076	5,865,507
RCKT Mortgage Trust Series 2026-CES2 Class A1A, 4.762% 2/25/2056 (o)		3,300,000	3,302,964
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (o)		430,303	431,324
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (o)		907,617	908,529
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)		2,244,911	2,255,186
Reach Abs Trust Series 2026-1A Class B, 4.37% 2/15/2033 (o)		1,100,000	1,102,113
Regional Management Issuance Trust Series 2021-2 Class A, 1.9% 8/15/2033 (o)		520,000	506,276
Regional Management Issuance Trust Series 2022-1 Class A, 3.07% 3/15/2032 (o)		316	316
Regional Management Issuance Trust Series 2024-1 Class D, 7.46% 7/15/2036 (o)		100,000	102,672
Regional Management Issuance Trust Series 2024-2 Class A, 5.11% 12/15/2033 (o)		125,000	125,781
Regional Management Issuance Trust Series 2025-2 Class A, 4.59% 11/16/2037 (o)		833,000	834,985
Renew 2017-1 Series 2017-1A Class A, 3.67% 9/20/2052 (o)		21,116	20,078
Renew 2017-1 Series 2017-1A Class B, 5.75% 9/20/2052 (o)		2,140	2,138
Republic Fin Issuance Tr 2024-A Series 2024-A Class B, 6.47% 8/20/2032 (o)		280,000	286,593
Republic Finance Issuance Trust Series 2024-B Class A, 5.42% 11/20/2037 (o)		2,996,000	3,060,504
Republic Finance Issuance Trust Series 2024-B Class B, 5.86% 11/20/2037 (o)		210,000	216,050
Republic Finance Issuance Trust Series 2025-A Class A, 4.59% 11/20/2034 (o)		743,000	750,151
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2025-1A Class A2A, 5.091% 8/15/2050 (o)		546,000	545,810
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 Class A1A, 5.4172% 6/25/2055 (g)(o)		5,089,954	5,101,611
Santander Drive Auto Receivables Trust Series 2022-6 Class D, 5.69% 2/18/2031		3,300,000	3,337,590
Santander Drive Auto Receivables Trust Series 2023-2 Class C, 5.47% 12/16/2030		740,000	751,196
Santander Drive Auto Receivables Trust Series 2023-6 Class C, 6.4% 3/17/2031		500,000	517,438
Santander Drive Auto Receivables Trust Series 2024-2 Class D, 6.28% 8/15/2031		1,000,000	1,038,363
Santander Drive Auto Receivables Trust Series 2025-2 Class D, 5.47% 5/15/2031		8,100,000	8,311,694
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030		1,045,000	1,047,198
Santander Drive Auto Receivables Trust Series 2026-1 Class D, 4.75% 4/15/2032		3,331,000	3,345,794
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)		2,105,000	2,033,977
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (o)		2,078,393	2,087,662
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (o)		1,953,436	1,957,155
SCCU Auto Receivables Trust Series 2023-1A Class A4, 5.7% 8/15/2029 (o)		500,000	511,242
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/2032 (o)		2,500,000	2,564,137
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (o)		2,325,634	2,337,951
Securitized Asset Backed LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.0682% 6/25/2036 (f)(g)		1,869,399	1,288,027
Service Experts Issuer LLC Series 2024-1A Class A, 6.39% 11/20/2035 (o)		137,444	141,206
Sesac Finance LLC Series 2024-1 Class A2, 6.421% 1/25/2054 (o)		51,940	53,155
Sesac Finance LLC Series 2025-1 Class A2, 5.5% 7/25/2055 (o)		557,000	558,263
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (o)		1,451,726	1,468,142
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)		700,000	700,489
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)		800,000	802,475
Sierra Timeshare 2022-1 Receivables Funding LLC Series 2022-1A Class D, 6% 10/20/2038 (o)		73,610	73,627
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D, 9.8% 1/20/2040 (o)		521,599	551,125
Sierra Timeshare Receivables Funding LLC Series 2023-2A Class D, 9.72% 4/20/2040 (o)		336,756	355,601
Sierra Timeshare Receivables Funding LLC Series 2023-3A Class D, 9.44% 9/20/2040 (o)		258,828	273,544
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class D, 6.79% 4/20/2044 (o)		1,132,910	1,155,243
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class D, 6.54% 8/22/2044 (o)		1,805,881	1,826,761
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)		2,263,721	2,339,468
Smb Private Ed Ln Tr 2023-B Series 2023-B Class A1B, U.S. 30-Day Avg. SOFR Index + 1.8%, 5.4582% 10/16/2056 (f)(g)(o)		816,188	832,365
SMB Private Education Loan Trust Series 2017-B Class B, 3.5% 12/16/2041 (o)		500,000	494,779
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 4.4941% 1/15/2037 (f)(g)(o)		159,565	159,443
SMB Private Education Loan Trust Series 2018-C Class A2B, CME Term SOFR 1 month Index + 0.8645%, 4.5241% 11/15/2035 (f)(g)(o)		263,273	263,106
SMB Private Education Loan Trust Series 2021-A Class B, 2.31% 1/15/2053 (o)		320,054	313,487
SMB Private Education Loan Trust Series 2024-A Class A1A, 5.24% 3/15/2056 (o)		9,069,733	9,383,362
SMB Private Education Loan Trust Series 2024-A Class A1B, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1082% 3/15/2056 (f)(g)(o)		10,384,505	10,525,214
SMB Private Education Loan Trust Series 2024-A Class B, 5.88% 3/15/2056 (o)		156,000	162,039
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7582% 6/17/2052 (f)(g)(o)		131,976	131,754
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (o)		1,579,009	1,615,740
SMB Private Education Loan Trust Series 2025-C Class A1A, 4.96% 3/15/2055 (o)		20,907,759	21,214,630
SMB Private Education Loan Trust Series 2025-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8582% 3/15/2055 (f)(g)(o)		2,354,477	2,354,466
SMB Private Education Loan Trust Series 2025-C Class B, 5.1% 3/15/2055 (o)		1,100,000	1,111,123
SMB Private Education Loan Trust Series 2025-C Class C, 4.78% 3/15/2055 (o)		1,100,000	1,093,141
SMB Private Education Loan Trust Series 2025-C Class D, 5.26% 3/15/2055 (l)(o)		2,100,000	2,043,321
SMB Private Education Loan Trust Series 2025-C Class R, 0% 3/15/2055 (o)		1,370	15,110
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (o)		1,132,668	1,135,857
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (o)		984,827	989,817
SoFi Consumer Loan Program Trust Series 2025-1 Class B, 5.12% 2/27/2034 (o)		239,000	243,177
Sofi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (o)		5,600,000	5,603,275
Sofi Consumer Loan Program Trust Series 2026-1 Class B, 4.44% 12/26/2035 (o)		650,000	654,801
SoFi Professional Loan Program Trust Series 2024-1A Class A, 6.06% 2/12/2031 (o)		93,048	93,638
SoFi Professional Loan Program Trust Series 2024-1A, 0% 2/12/2031 (o)		10,000	272,714
Sothebyu0027s Artfi Master Trust Series 2026-1A Class A1, 4.8% 6/20/2033 (o)		3,900,000	3,923,678
Soundview Home Loan Trust Series 2005-OPT3 Class M4, CME Term SOFR 1 month Index + 1.1345%, 4.8082% 11/25/2035 (f)(g)		45,000	38,873
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 month Index + 0.6395%, 4.3132% 1/25/2037 (f)		31,423	33,247
Soundview Home Loan Trust Series 2007-OPT1 Class 2A1, CME Term SOFR 1 month Index + 0.1945%, 3.8682% 6/25/2037 (f)(g)		19,024	12,714
Star Trust Series 2025-SFR5 Class D, CME Term SOFR 1 month Index + 2.45%, 6.11% 2/17/2042 (f)(g)(o)		1,083,333	1,084,149
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (o)		1,465,000	1,387,807
Stream Innovations Issuer Trust Series 2024-2A Class A, 5.21% 2/15/2045 (o)		3,343,780	3,406,438
Stream Innovations Issuer Trust Series 2024-2A Class C, 9.05% 2/15/2045 (o)		1,018,546	1,078,180
Stream Innovations Issuer Trust Series 2025-1A Class A, 5.05% 9/15/2045 (o)		3,591,640	3,653,374
Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2 Series 2007-GEL2 Class M1, CME Term SOFR 1 month Index + 1.1645%, 4.8382% 5/25/2037 (f)(o)		84,527	71,448
STWD LLC Series 2025-FL4 Class AS, CME Term SOFR 1 month Index + 1.7%, 5.366% 11/19/2042 (f)(g)(o)		1,035,000	1,036,293
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)		4,349,938	4,505,493
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)		8,343,388	8,437,307
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)		5,227,825	5,355,468
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)		5,233,750	5,233,645
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)		5,233,750	5,221,438
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)		2,616,875	2,613,669
Summit Issuer LLC Series 2025-1A Class A2, 5.208% 11/20/2055 (o)		488,000	495,860
Sunrun Artemis Issuer LLC Series 2024-2A Class A1, 6.25% 7/30/2059 (o)		4,857,618	4,926,682
SVC ABS LLC Series 2026-1A Class B, 5.795% 3/20/2056 (o)		2,700,000	2,710,291
Switch Abs Issuer LLC Series 2024-2A Class A2, 5.436% 6/25/2054 (o)		2,665,000	2,673,072
Switch Abs Issuer LLC Series 2025-1A Class A2, 5.036% 3/25/2055 (o)		3,470,000	3,446,649
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)		5,420,415	5,481,851
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (f)(g)		2,963	3,188
Terwin Mortgage Trust Series 2005-10HE Class M5, CME Term SOFR 1 month Index + 1.1345%, 4.8082% 6/25/2036 (f)		172,992	163,074
Tesla Sustainable Energy Trust Series 2024-1A Class A2, 5.08% 6/21/2050 (o)		2,975,738	2,990,031
Towd Point Mortgage Trust 2025-CES1 Series 2025-CES1 Class A1, 5.705% 2/25/2055 (o)		2,999,062	3,034,135
Towd Point Mortgage Trust 2025-CES2 Series 2025-CES2 Class A1, 5.348% 7/25/2065 (o)		3,392,145	3,419,632
TOWD Point Mortgage Trust Series 2024-CES1 Class A1A, 5.848% 1/25/2064 (o)		533,890	536,795
TOWD Point Mortgage Trust Series 2024-CES2 Class A1A, 6.125% 2/25/2064 (o)		405,243	408,174
TOWD Point Mortgage Trust Series 2024-CES3 Class A1, 6.29% 5/25/2064 (o)		1,203,794	1,217,624
Towd Point Mortgage Trust Series 2024-CES5 Class A1, 5.167% 9/25/2064 (o)		3,331,199	3,341,525
Towd Point Mortgage Trust Series 2024-CES5 Class A2, 5.202% 9/25/2064 (o)		3,000,000	3,009,046
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (o)		7,960,809	8,034,945
Towd Point Mortgage Trust Series 2025-CRM1 Class A1, 5.799% 1/25/2065 (o)		3,068,609	3,104,327
Towd Point Mortgage Trust Series 2025-HE2 Class A1A, 5.0172% 9/25/2065 (g)(o)		4,199,261	4,213,321
Towd Point Mortgage Trust Series 2026-CES1 Class A1, 4.961% 1/25/2066 (o)		2,884,583	2,894,136
Towd Point Mortgage Trust Series 2026-CES2 Class A1A, 4.72% 2/25/2066 (o)		3,750,000	3,766,118
Toyota Auto Receivables 2022-D Owner Trust Series 2022-D Class A3, 5.3% 9/15/2027		1,235,128	1,240,363
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (o)		204,000	203,484
Tricon American Homes Series 2020-SFR1 Class E, 3.544% 7/17/2038 (o)		800,000	794,284
Truist Bank Series 2025-1 Class B, 4.728% 9/26/2033 (o)		375,442	377,584
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (o)		223,804	225,478
Upgrade Master Pass-Thru Trust Series 2025-ST4 Series 2025-ST4 Class A, 5.495% 8/16/2032 (o)		213,518	215,158
Upgrade Master Pass-Thru Trust Series 2025-ST5 Class B, 5.254% 9/15/2032 (o)		145,000	145,865
Upgrade Master Pass-Thru Trust Series 2025-ST7 Class A, 4.546% 11/15/2032 (o)		438,738	439,214
Upgrade Master Pass-Thru Trust Series 2025-ST7 Class B, 4.979% 11/15/2032 (o)		194,000	194,858
Upgrade Master Pass-Thru Trust Series Series 2025-ST8 Class C, 5.25% 12/15/2033 (o)		216,000	217,336
UPX HIL Issuer Trust Series 2025-1 Class A, 5.16% 1/25/2047 (o)		647,741	653,100
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (o)		2,293,333	2,311,190
Vantage Data Centers Issuer LLC Series 2021-1A Class A2, 2.165% 10/15/2046 (o)		3,175,000	3,120,459
VB-S1 Issuer LLC Series 2026-1A Class C2, 4.693% 3/15/2056 (o)		3,728,000	3,749,727
VB-S1 Issuer LLC Series 2026-1A Class D, 5.193% 3/15/2056 (o)		226,000	227,559
VCAT Asset Securitization LLC Series 2026-NPL1 Class A1, 5.101% 1/25/2056 (g)(o)		871,054	868,627
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (o)(p)		1,300,000	1,299,999
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/2031 (o)		1,075,745	1,093,585
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 5.8678% 8/25/2051 (o)(p)		521,532	521,649
Versus Securitization Trust Series 2026-R1 Class A1, 4.832% 10/25/2067 (g)(o)		238,277	239,506
Vista Point Securitization Trust Series 2024-CES3 Class A1, 5.679% 1/25/2055 (o)(p)		4,433,156	4,463,445
Vista Point Securitization Trust Series 2025-CES3 Class A1, 5.297% 11/25/2055 (o)		143,058	144,284
Volt C LLC Series 2021-NPL9 Class A1, 5.9918% 5/25/2051 (g)(o)		138,407	138,436
VOLT XCV LLC Series 2021-NPL4 Class A1, 6.2396% 3/27/2051 (o)(p)		11,590	11,594
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE1 Class 2A3, CME Term SOFR 1 month Index + 0.2645%, 4.0882% 1/25/2037 (f)(g)		1,520,743	691,404
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A2, CME Term SOFR 1 month Index + 0.4945%, 4.1682% 4/25/2037 (f)		2,274,881	827,848
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A3, CME Term SOFR 1 month Index + 0.25%, 4.2882% 4/25/2037 (f)(g)		2,578,519	887,394
WaMu Asset-Backed Certificates WaMu Trust Series 2007-HE2 Class 2A4, CME Term SOFR 1 month Index + 0.36%, 4.5082% 4/25/2037 (f)(g)		1,179,853	402,126
Washington Mutural Asset-Backed Certificates Wmabs Series 2007-He1 Trust Series 2007-HE1 Class 2A1, CME Term SOFR 1 month Index + 0.2345%, 3.9082% 11/25/2036 (f)		16,479	5,202
Washington Mutural Asset-Backed Certificates Wmabs Series 2007-He1 Trust Series 2007-HE1 Class 2A2, CME Term SOFR 1 month Index + 0.4545%, 3.8533% 11/25/2036 (f)(g)		146,495	46,444
Western Funding Auto Loan Trust Series 2025-1 Class C, 5.34% 11/15/2035 (o)		1,855,000	1,892,357
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (o)		3,563,597	3,648,873
Westlake Automobile Receivable Tr Series 2023-4A Class D, 7.19% 7/16/2029 (o)		2,100,000	2,180,094
Westlake Automobile Receivables Trust Series 2023-3A Class C, 6.02% 9/15/2028 (o)		1,900,000	1,916,643
Westlake Automobile Receivables Trust Series 2023-3A Class D, 6.47% 3/15/2029 (o)		2,169,000	2,223,316
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (o)		2,000,000	2,003,595
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (o)		4,187,659	4,233,616
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (o)		1,887,510	1,908,576
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (o)		3,282,874	3,316,852
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (o)		4,410,000	4,428,867
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (o)		374,262	383,672
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)		3,583,891	3,623,230
Wingstop Funding LLC Series 2020-1A Class A2, 2.841% 12/5/2050 (o)		3,694,735	3,595,373
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031		800,000	814,506
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028		1,171,324	1,174,186
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028		841,435	846,015
World Omni Auto Receivables Trust Series 2022-D Class A3, 5.61% 2/15/2028		648,028	650,078
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031		645,000	648,399
TOTAL UNITED STATES			1,092,406,148
TOTAL ASSET-BACKED SECURITIES (Cost $2,093,924,097)			2,122,988,433

Bank Loan Obligations - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/20/2030 (f)(g)(j)		219,611	219,244
Great Canadian Gaming Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4446% 11/1/2029 (f)(g)(j)		229,834	223,946
TOTAL CONSUMER DISCRETIONARY			443,190
Information Technology - 0.0%
Software - 0.0%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/31/2030 (f)(g)(j)		145,326	141,179
Materials - 0.0%
Containers & Packaging - 0.0%
Balcan Innovations Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.4169% 10/18/2031 (f)(g)(j)		133,937	90,183
TOTAL CANADA			674,552
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (f)(g)(j)		151,742	150,414
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/30/2030 (f)(g)(j)		281,831	276,899
Financials - 0.0%
Financial Services - 0.0%
Avolon TLB Borrower 1 US LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4172% 6/22/2030 (f)(g)(j)		784,116	786,430
TOTAL IRELAND			1,063,329
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9213% 1/15/2033 (f)(g)(j)		247,972	241,358
Ziggo Financing Partnership Tranche I 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7056% 4/30/2028 (f)(g)(j)		5,583	5,499
TOTAL COMMUNICATION SERVICES			246,857
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Peer Holding III BV Tranche B5B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 7/1/2031 (f)(g)(j)		447,680	446,897
TOTAL NETHERLANDS			693,754
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Verisure Holding AB Tranche B 1LN, term loan 3 month EURIBOR + 2.25%, 4.281% 11/3/2032 (f)(g)(j)	EUR	875,000	1,035,585
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (f)(g)(j)(k)		80,000	71,600
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(j)		332,462	297,241

TOTAL SWITZERLAND			368,841
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1836% 7/18/2030 (f)(g)(j)		360,156	357,793
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 10/31/2029 (f)(g)(j)		121,257	120,737
TOTAL CONSUMER DISCRETIONARY			478,530
Information Technology - 0.0%
Software - 0.0%
Sophos Intermediate II Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/5/2027 (f)(g)(j)(k)		99,271	92,105
TOTAL UNITED KINGDOM			570,635
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (f)(g)(j)		230,000	230,000
Zayo Group Holdings Inc Tranche EXCH TL 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2875% 3/11/2030 (f)(g)(j)		56,511	54,322
			284,322
Entertainment - 0.0%
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4016% 8/16/2031 (f)(g)(j)		181,651	179,607
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6393% 12/12/2029 (f)(g)(j)		537,816	535,934
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (j)(k)		251,449	37,717
			573,651
Media - 0.0%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1633% 10/28/2027 (f)(g)(j)		212,929	174,335
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (f)(g)(j)		384,675	384,291
EOC Borrower LLC Tranche A 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 6.2896% 3/24/2028 (f)(g)(j)		103,944	103,749
			662,375
Wireless Telecommunication Services - 0.0%
Gogo Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 4/30/2028 (f)(g)(j)		180,676	148,605
TOTAL COMMUNICATION SERVICES			1,848,560
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (f)(g)(j)		718,200	715,808
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5172% 11/17/2028 (f)(g)(j)		1,852,029	1,820,008
			2,535,816
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (f)(g)(j)		256,921	256,279
Red Ventures LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/4/2030 (f)(g)(j)(k)		235,918	191,936
StubHub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.423% 3/15/2030 (f)(g)(j)		135,174	130,555
			578,770
Diversified Consumer Services - 0.0%
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (f)(g)(j)		114,296	109,344
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (f)(g)(j)		135,000	134,494
			243,838
Hotels, Restaurants & Leisure - 0.1%
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (f)(g)(j)		228,471	203,910
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (f)(g)(j)		372,101	369,667
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4237% 11/8/2030 (f)(g)(j)		934,016	937,034
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 3/15/2028 (f)(g)(j)(k)		401,228	401,854
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (f)(g)(j)		217,608	202,077
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6708% 11/3/2032 (f)(g)(j)		248,826	248,410
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 3/14/2031 (f)(g)(j)		92,875	92,843
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (f)(g)(j)		126,953	122,002
Voyager Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/1/2032 (f)(g)(j)(k)		380,550	378,826
			2,956,623
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (f)(g)(j)		138,942	114,349
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (f)(g)(j)		64,669	55,804
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1836% 4/15/2028 (f)(g)(j)		381,954	381,159
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (f)(g)(j)		367,348	366,316
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2031 (f)(g)(j)		63,259	62,855
			980,483
TOTAL CONSUMER DISCRETIONARY			7,295,530
Consumer Staples - 0.0%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9853% 4/1/2032 (f)(g)(j)		139,721	140,384
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (f)(g)(j)		384,310	234,548
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (f)(g)(j)		81,092	17,075
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (f)(g)(j)		1,175,629	1,168,647
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (f)(g)(j)		46,440	46,390
			1,607,044
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(j)		603,867	591,790
United Natural Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.423% 5/1/2031 (f)(g)(j)		173,979	175,357
			767,147
Food Products - 0.0%
BCPE North Star US Holdco 2 Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7875% 6/9/2028 (f)(g)(j)		230,112	228,913
Personal Care Products - 0.0%
Opal LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 6.6856% 4/23/2032 (f)(g)(j)		172,771	172,512
TOTAL CONSUMER STAPLES			2,775,616
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (f)(g)(j)(m)		343,350	162,961
Financials - 0.0%
Capital Markets - 0.0%
GC Ferry Acquisition I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 8/16/2032 (f)(g)(j)		293,619	286,353
GC Ferry Acquisition I Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 3.5% 8/16/2032 (f)(g)(j)		50,130	48,889
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (f)(g)(j)		79,600	78,356
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/18/2030 (f)(g)(j)(k)		340,335	335,938
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (f)(g)(j)		261,318	252,731
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7719% 11/17/2028 (f)(g)(j)		3,016,482	2,969,968
			3,972,235
Consumer Finance - 0.0%
Blackhawk Network Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 3/12/2029 (f)(g)(j)(k)		223,408	221,230
Financial Services - 0.0%
HDI Aerospace Intermediate Holding III Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/11/2032 (f)(g)(j)(k)		233,238	233,821
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 7/31/2031 (f)(g)(j)		173,253	162,155
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 7/31/2031 (f)(g)(j)		109,725	104,732
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 7/30/2032 (f)(g)(j)		337,097	328,812
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (f)(g)(j)(k)		40,000	39,900
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (f)(g)(j)		258,700	258,053
			1,127,473
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (f)(g)(j)		4,950	4,785
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (f)(g)(j)		311,640	305,929
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0375% 1/20/2029 (f)(g)(j)		56,923	56,887
			367,601
TOTAL FINANCIALS			5,688,539
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (f)(g)(j)		437,800	437,581
CPI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 5/27/2032 (f)(g)(j)(k)		171,597	170,204
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (f)(g)(j)(k)		207,447	204,854
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 8/23/2032 (f)(g)(j)		315,025	314,631
			1,127,270
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (f)(g)(j)(l)		62,295	48,590
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 8/25/2032 (f)(g)(j)		348,545	347,474
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (f)(g)(j)		511,308	470,404
Pediatric Associates Holding Co LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1785% 12/29/2028 (f)(g)(j)		102,725	98,950
Star Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 9/27/2030 (f)(g)(j)		81,264	78,565
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 6 month Index + 3.75%, 7.3761% 7/18/2031 (f)(g)(j)		409,894	299,223
			1,343,206
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (f)(g)(j)		258,800	251,756
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/5/2028 (f)(g)(j)		223,094	223,683
			475,439
TOTAL HEALTH CARE			2,945,915
Industrials - 0.0%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 8/19/2032 (f)(g)(j)		348,644	348,443
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 8/24/2028 (f)(g)(j)(k)		72,970	72,885
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 2/28/2031 (f)(g)(j)		179,231	179,186
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (f)(g)(j)		15,000	15,011
			615,525
Commercial Services & Supplies - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/21/2028 (f)(g)(j)		172,959	172,311
Action Environmental Group Inc/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 10/24/2030 (f)(g)(j)(k)		143,000	142,821
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (f)(g)(j)		350,936	271,098
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (f)(g)(j)(l)		60,208	61,386
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6599% 2/9/2033 (f)(g)(j)		439,580	422,361
Kelso Industries LLC 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.423% 12/30/2029 (f)(g)(j)(l)		210,539	210,540
Kelso Industries LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 0% 12/30/2029 (f)(g)(j)(k)(l)		18,064	18,064
			1,298,581
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (f)(g)(j)		241,938	241,528
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (f)(g)(j)		20,000	20,025
Cleanova US Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 6/14/2032 (f)(g)(j)(k)		122,249	121,943
Oregon Tool Lux LP 2LN, term loan CME Term SOFR 3 month Index + 4%, 7.9132% 10/15/2029 (f)(g)(j)		310,736	205,475
			347,443
Marine Transportation - 0.0%
Pelican Products Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1836% 12/29/2028 (f)(g)(j)		393,580	353,565
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 5.1676% 10/20/2028 (f)(g)(j)		372,640	374,317
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (f)(g)(j)		84,041	35,927
DTI Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 4/26/2029 (f)(g)(j)		102,827	88,111
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1844% 3/6/2028 (f)(g)(j)		110,795	30,377
Ingenovis Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0227% 3/6/2028 (f)(g)(j)		180,686	42,461
Secretariat Advisors LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.6719% 2/28/2032 (f)(g)(j)		128,231	125,560
Secretariat Advisors LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 4% 2/28/2032 (f)(g)(j)		15,566	15,242
			337,678
TOTAL INDUSTRIALS			3,568,637
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Lsf12 Crown US Commercial Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1995% 12/2/2031 (f)(g)(j)		103,086	102,983
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (f)(g)(j)		173,250	172,926
			275,909
IT Services - 0.0%
Arches Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 12/6/2027 (f)(g)(j)		107,013	106,501
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (f)(g)(j)		152,333	131,483
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (f)(g)(j)		228,749	195,223
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1719% 10/2/2031 (f)(g)(j)		74,438	63,272
Sabre GLBL Inc Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/17/2027 (f)(g)(j)(k)		23,320	16,208
Sabre GLBL Inc Tranche B-2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5302% 12/17/2027 (f)(g)(j)		15,617	15,226
Sabre GLBL Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.773% 11/15/2029 (f)(g)(j)		92,432	63,855
Sabre GLBL Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 7/30/2029 (f)(g)(j)(k)		38,937	27,061
X Corp 1LN, term loan 9.5% 10/26/2029 (j)		523,045	548,412
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(j)		674,033	675,435
			1,842,676
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/11/2028 (f)(g)(j)		223,100	211,945
Barracuda Networks Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1668% 8/15/2029 (f)(g)(j)		110,868	73,173
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (f)(g)(j)		171,910	159,275
Cloudera Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.523% 10/8/2028 (f)(g)(j)		369,736	324,972
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (f)(g)(j)		235,105	222,762
EagleView Technology Corp 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% 8/14/2028 (f)(g)(j)(k)		241,273	218,955
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2032 (f)(g)(j)		121,594	111,563
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/1/2029 (f)(g)(j)		191,995	166,556
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 5/3/2028 (f)(g)(j)		488,630	395,384
Planview Parent Inc 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1719% 12/17/2027 (f)(g)(j)		626,689	491,255
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (f)(g)(j)		674,532	547,214
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (f)(g)(j)		532,677	509,122
Quartz Acquireco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 6/28/2030 (f)(g)(j)		283,048	251,205
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (f)(g)(j)		559,907	418,250
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (f)(g)(j)		245,725	228,524
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (j)		84,750	95,961
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (f)(g)(j)		24,875	25,768
			4,451,884
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6973% 11/19/2029 (f)(g)(j)		651,054	416,675
TOTAL INFORMATION TECHNOLOGY			6,987,144
Materials - 0.0%
Chemicals - 0.0%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (f)(g)(j)		185,000	184,353
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(j)		207,624	184,933
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (f)(g)(j)		175,049	171,517
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (f)(g)(j)		262,741	259,018
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (f)(g)(j)		219,521	170,677
			970,498
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (f)(g)(j)		1,463,948	1,450,231
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (f)(g)(j)		100,000	99,102
			1,549,333
TOTAL MATERIALS			2,519,831
Real Estate - 0.0%
Health Care REITs - 0.0%
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 6.2896% 2/22/2027 (f)(g)(j)(l)		225,641	222,820
Healthpeak OP LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0.85%, 6.2896% 8/20/2027 (f)(g)(j)(l)		225,641	222,821
TOTAL REAL ESTATE			445,641
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (f)(g)(j)		19,899	19,933
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 12/20/2030 (f)(g)(j)		278,551	279,055
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 1/27/2031 (f)(g)(j)(k)		183,053	182,449
			481,437
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/30/2031 (f)(g)(j)		425,665	423,937
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (f)(g)(j)		66,702	66,952
			490,889
TOTAL UTILITIES			972,326
TOTAL UNITED STATES			35,210,700
TOTAL BANK LOAN OBLIGATIONS (Cost $41,387,670)			39,767,810

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA 4.65% 9/13/2028	750,000	761,853
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (f)(g)	3,503,000	3,653,515
Regions Banks 6.45% 6/26/2037	2,533,000	2,777,085
Truist Bank 4.136% 10/23/2029 (g)	250,000	250,318

TOTAL UNITED STATES		7,442,771
TOTAL BANK NOTES (Cost $6,887,139)		7,442,771

Collateralized Mortgage Obligations - 2.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Household Capital 2025-1 RMBS Series 1 Class A, 3 month Australia Bank Bill Rate + 1.9%, 5.6306% 7/21/2087 (f)(g)(q)	AUD	262,117	186,248
IRELAND - 0.0%
Kinbane DAC Series 2025-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.067% 8/24/2075 (f)(g)(o)	EUR	2,204,369	2,612,963
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.042% 1/24/2063 (f)(o)	EUR	1,918,657	2,274,033
TOTAL IRELAND			4,886,996
ITALY - 0.0%
Miltonia Mortgage Finance Srl Series 2024-1 Class B, 3 month EURIBOR + 1.3%, 3.338% 4/28/2062 (f)(q)	EUR	100,000	118,389
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.041% 5/26/2066 (f)(g)(o)	EUR	2,682,170	3,169,252
UNITED KINGDOM - 0.0%
Atlas Funding PLC Series 2025-2 Class E, SONIA Overnight Deposit Rates SWAP + 3.07%, 6.7982% 7/20/2067 (f)(q)	GBP	100,000	135,900
Atlas Funding PLC Series 2025-2 Class X1, SONIA Overnight Deposit Rates SWAP + 2.97%, 6.7031% 7/20/2067 (f)(g)(q)	GBP	108,000	145,530
Bletchley Park Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 1.88%, 5.6084% 1/27/2070 (f)(g)(q)	GBP	100,000	135,877
Bletchley Park Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.38%, 7.1084% 1/27/2070 (f)(g)(q)	GBP	100,000	136,261
Braccan Mortgage Funding Series 2024-1 Class X, SONIA Overnight Deposit Rates SWAP + 4.34%, 8.0698% 2/15/2067 (f)(g)(q)	GBP	221,153	299,825
Castell PLC Series 2025-1 Class X1, SONIA Overnight Deposit Rates SWAP + 4.15%, 7.8835% 1/27/2062 (f)(g)(q)	GBP	46,200	62,294
Cheshire PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.35%, 5.0868% 6/28/2048 (f)(q)	GBP	100,000	134,904
East One PLC Series 2025-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.9%, 5.6278% 2/25/2058 (f)(q)	GBP	100,000	135,086
Edenbrook Mortgage Funding PLC Series 2024-1 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 5.7143% 3/22/2057 (f)(q)	GBP	99,231	135,721
Elstree PLC Series 2025-252-1ST Class E, SONIA Overnight Deposit Rates SWAP + 2.88%, 6.6082% 10/21/2065 (f)(q)	GBP	100,000	135,775
Meridian Funding PLC Series 2025-1 Class D, SONIA Overnight Deposit Rates SWAP + 2.05%, 5.7793% 2/20/2068 (f)(g)(q)	GBP	100,000	135,426
Meridian Funding PLC Series 2025-1 Class E, SONIA Overnight Deposit Rates SWAP + 3.25%, 6.9793% 2/20/2068 (f)(g)(q)	GBP	100,000	135,089
Towd Point Mortgage Trust Series 2024-GR6A Class A1, SONIA Overnight Deposit Rates SWAP + 0.925%, 4.6589% 7/20/2053 (f)(g)(o)	GBP	312,176	421,360
TOTAL UNITED KINGDOM			2,149,048
UNITED STATES - 2.3%
A&D Mortgage Trust Series 2023-NQM5 Class A1, 7.049% 11/25/2068 (o)		255,959	258,720
A&D Mortgage Trust Series 2024-NQM5 Class A1, 5.699% 11/25/2069 (o)		555,302	560,721
A&D Mortgage Trust Series 2024-NQM5 Class M1, 6.516% 11/25/2069 (o)		638,000	652,023
A&D Mortgage Trust Series 2026-NQM1 Class A1, 4.912% 2/25/2071 (g)(o)		917,239	919,605
Abl 2025-Rtl1 Series 2025-RTL1 Class A1, 6.04% 6/25/2030 (o)(p)		675,000	681,883
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (o)		3,315,345	3,344,278
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (o)		1,206,636	1,089,571
Alternative Loan Trust Series 2004-22CB Class 1A1, 6% 10/25/2034		4,639	4,761
Alternative Loan Trust Series 2004-J13 Class B, CME Term SOFR 1 month Index + 2.7395%, 6.4132% 2/25/2035 (f)		849,398	789,466
Alternative Loan Trust Series 2005-11CB Class 2A6, 5.5% 6/25/2025		18,084	14,572
Alternative Loan Trust Series 2005-23CB Class A2, 5.5% 7/25/2035		3,155	2,551
Alternative Loan Trust Series 2005-29CB Class A6, 5.5% 7/25/2035		76,450	42,183
Alternative Loan Trust Series 2005-31 Class 1A1, CME Term SOFR 1 month Index + 0.6745%, 4.3482% 8/25/2035 (f)		1,030,728	992,426
Alternative Loan Trust Series 2005-42CB Class A1, CME Term SOFR 1 month Index + 0.7945%, 4.4682% 10/25/2035 (f)(g)		1,086,622	575,404
Alternative Loan Trust Series 2005-42CB Class A2, CME Term SOFR 1 month Index + 0.7645%, 4.4382% 10/25/2035 (f)(g)		822,784	434,226
Alternative Loan Trust Series 2005-54CB Class 1A11, 5.5% 11/25/2035		12,794	9,676
Alternative Loan Trust Series 2005-55CW Class 2A3, CME Term SOFR 1 month Index + 0.4645%, 4.1371% 11/25/2035 (f)(g)		134,151	97,048
Alternative Loan Trust Series 2005-59 Class 1A1, CME Term SOFR 1 month Index + 0.66%, 4.4417% 11/20/2035 (f)(g)		23,359	22,379
Alternative Loan Trust Series 2005-86CB Class A11, 5.5% 2/25/2036		8,155	4,575
Alternative Loan Trust Series 2006-28CB Class A14, 6.25% 10/25/2036		45,400	20,716
Alternative Loan Trust Series 2006-J4 Class 2A1, 6% 7/25/2036		223,444	122,305
Alternative Loan Trust Series 2006-OC1 Class 1A1, CME Term SOFR 1 month Index + 0.5745%, 4.2482% 3/25/2036 (f)		38,851	39,019
Alternative Loan Trust Series 2007-OA10 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 9/25/2047 (f)(g)		4,465,998	631,476
Alternative Loan Trust Series 2007-OH3 Class A1B, CME Term SOFR 1 month Index + 0.5545%, 4.2282% 9/25/2047 (f)		1,445,893	1,313,124
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (o)		600,000	600,000
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class AFCF, 4.631% 2/25/2071 (g)(o)		1,200,000	1,200,000
Angel Oak Mortgage Trust Series 2021-2 Class A1, 0.985% 4/25/2066 (o)		340,442	299,303
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/2066 (o)		2,655,159	2,295,005
Angel Oak Mortgage Trust Series 2023-1 Class A1, 4.75% 9/26/2067 (o)		886,447	883,889
Angel Oak Mortgage Trust Series 2023-7 Class A1, 4.8% 11/25/2067 (o)		406,764	406,448
Angel Oak Mortgage Trust Series 2024-1 Class A1, 5.21% 8/25/2068 (o)		61,342	61,827
Angel Oak Mortgage Trust Series 2024-10 Class A1, 5.348% 10/25/2069 (o)		492,495	495,702
Angel Oak Mortgage Trust Series 2024-11 Class A1, 5.7% 8/25/2069 (o)		954,919	966,217
Angel Oak Mortgage Trust Series 2024-4 Class A1, 6.197% 1/25/2069 (o)		306,971	310,221
Angel Oak Mortgage Trust Series 2025-1 Class A1, 5.691% 1/25/2070 (o)		522,676	528,724
Angel Oak Mortgage Trust Series 2025-2 Class A1, 5.637% 2/25/2070 (o)		1,264,500	1,278,625
Angel Oak Mortgage Trust Series 2025-8 Class A1, 5.41% 7/25/2070 (o)(p)		593,301	599,702
Angel Oak Mtg Tr 2024-8 Series 2024-8 Class A1, 5.338% 5/27/2069 (o)		1,771,484	1,781,616
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (o)		10,445,661	10,258,928
ATXL Trust Series 2024-RPL1 Class A1, 3.85% 4/25/2064 (o)		2,622,511	2,578,543
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/2048		263	233
Banc of America Alternative Loan Trust Series 2006-7 Class A4, 6.4983% 10/25/2036 (p)		65,511	17,150
Banc of America Funding Trust Series 2005-5 Class 3A5, 5.5% 8/25/2035		12,923	12,729
Banc of America Funding Trust Series 2005-7 Class 30PO, 0% 11/25/2035 (l)(s)		488	450
Banc of America Funding Trust Series 2007-1 Class 1A6, 5.75% 1/25/2037		901	786
Banc of America Funding Trust Series 2007-3 Class TA8, CME Term SOFR 1 month Index + 0.2945%, 3.9682% 4/25/2037 (f)(g)		1,132,275	912,851
Banc of America Funding Trust Series 2015-R3 Class 1A2, 3.3128% 3/27/2036 (g)(o)		282,290	243,318
Bank of America Mortgage Trust Series 2003-8 Class 1CB1, 5.5% 10/25/2033		127,880	129,088
Bank of America Mortgage Trust Series 2004-F Class 1A1, 5.8161% 7/25/2034 (g)		1,007	971
Barclays Mortgage Loan Trust 2026-NQM2 Series 2026-NQM2 Class A1, 4.696% 12/25/2065 (g)(o)		2,300,000	2,299,128
Barclays Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.664% 1/25/2065 (o)		2,533,342	2,560,449
Barclays Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.64% 5/25/2065 (g)(o)		563,316	571,283
Barclays Mortgage Loan Trust Series 2025-NQM3 Class B1, 7.6015% 5/25/2065 (g)(o)		111,000	116,158
BCAP LLC Trust Series 2010-RR4 Class 31A6, 6.0046% 1/26/2037 (g)(o)		2,428,265	1,857,915
Bear Stearns Alt-A Trust Series 2007-1 Class 21A1, 4.6292% 1/25/2047 (g)		179,148	85,922
Bear Stearns ARM Trust Series 2003-7 Class 3A, 6.8325% 10/25/2033 (g)		234	234
Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 Class 1A1, CME Term SOFR 1 month Index + 0.4645%, 4.1382% 3/25/2036 (f)(g)		122,681	30,347
Bear Stearns Asset Backed Securities I Trust Series 2006-IM1 Class A3, CME Term SOFR 1 month Index + 0.6745%, 4.3482% 4/25/2036 (f)		573,592	562,927
Bear Stearns Trust Series 2004-8 Class M2, CME Term SOFR 1 month Index + 1.8395%, 5.5132% 9/25/2034 (f)		952,806	935,069
Binom Securitization Trust Series 2022-INV1 Class A1, 4.441% 8/25/2057 (o)		687,232	678,681
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (g)(o)		3,208,265	3,054,878
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (g)(o)		1,420,261	1,435,723
BRAVO Residential Funding Trust 2025-NQM4 Series 2025-NQM4 Class A2, 5.816% 2/25/2065 (g)(o)		6,225,520	6,297,733
Bravo Residential Funding Trust 2025-Nqm6 Series 2025-NQM6 Class A1, 5.333% 6/25/2065 (o)		3,032,726	3,060,072
Bravo Residential Funding Trust Series 2021-NQM1 Class B1, 3.172% 2/25/2049 (o)		491,388	437,584
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (o)		5,686,856	5,314,278
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/2063 (o)		602,263	605,268
Bravo Residential Funding Trust Series 2023-NQM6 Class B1, 7.9647% 9/25/2063 (g)(o)		231,000	232,833
BRAVO Residential Funding Trust Series 2024-NQM1 Class B1, 8.042% 12/1/2063 (o)		100,000	102,168
Bravo Residential Funding Trust Series 2024-NQM3 Class B1, 8.1% 3/25/2064 (o)		150,000	153,964
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.678% 11/25/2064 (g)(o)		4,162,405	4,210,233
Bravo Residential Funding Trust Series 2025-NQM2 Class A1, 5.79% 6/25/2070 (g)(o)		445,927	452,645
CAFL Issuer LLC Series 2024-RTL1 Class A1, 6.749% 11/28/2031 (o)(p)		1,307,000	1,317,011
Cascade MH Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/2054 (o)(p)		396,968	322,179
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (g)(o)		1,306,365	1,294,402
CFMT LLC Series 2024-HB14 Class M3, 3% 6/25/2034 (g)(o)		104,000	100,487
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (g)(o)		638,405	636,845
CFMT LLC Series 2024-HB15 Class M2, 4% 8/25/2034 (o)		121,000	118,722
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (o)		264,452	261,194
CFMT LLC Series 2024-R1 Class A2, 4% 10/25/2054 (o)		150,000	145,162
Chase Home Lending Mortgage Trust Series 2024-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9672% 6/25/2055 (f)(g)(o)		3,175,901	3,197,531
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A, 3.25% 8/25/2064 (g)(o)		3,393,153	3,061,808
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A, 3.25% 9/25/2064 (o)		1,842,534	1,677,179
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (o)		10,043,177	9,192,013
Chase Mortgage Finance Trust Series Series 2007-A1 Class 3A1, 5.5825% 2/25/2037 (g)		293,531	284,669
Chase Mortgage Finance Trust Series Series 2007-A2 Class 2A1, 6.1567% 6/25/2035 (g)		5,201	5,111
Chase Mortgage Finance Trust Series Series 2007-S5 Class 1A10, 6% 7/25/2037		2,466,875	1,033,375
CHL Mortgage Pass-Through Trust Series 2006-17 Class A6, 6% 12/25/2036		14,022	5,912
CHL Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.5% 10/25/2037		214,906	82,743
CHL Mortgage Pass-Through Trust Series 2007-3 Class A17, 6% 4/25/2037		965,469	427,445
CHL Mortgage Pass-Through Trust Series 2007-4 Class 1A47, 6% 5/25/2037		733,955	301,751
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A12, 5.875% 1/25/2038		844,310	349,831
CHL Mortgage Pass-Through Trust Series 2007-8 Class 1A24, 6% 1/25/2038		261,187	110,523
CHL Mortgage Pass-Through Trust Series 2007-9 Class A1, 5.75% 7/25/2037		51,808	22,729
CHL Mortgage Pass-Through Trust Series 2007-9 Class A11, 5.75% 7/25/2037		28,339	12,433
CHL Mortgage Pass-Through Trust Series 2007-J1 Class 2A1, 6% 2/25/2037		279,080	96,579
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/2051 (o)		4,077,424	3,719,388
CIM Trust Series 2021-R1 Class A2, 2.4% 8/25/2056 (o)		3,203,055	3,016,649
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (o)		835,730	783,133
CIM Trust Series 2021-R4 Class A1A, 2% 5/1/2061 (o)		4,517,822	4,232,782
CIM Trust Series 2021-R5 Class A1A, 2% 8/25/2061 (g)(o)		4,812,625	4,323,850
CIM Trust Series 2024-R1 Class A1, 4.75% 6/25/2064 (o)		6,575,556	6,619,721
CIM Trust Series 2025-I1 Class A1, 5.655% 10/25/2069 (o)		3,969,999	4,016,940
CIM Trust Series 2025-I1 Class M1, 6.441% 10/25/2069 (g)(o)		690,000	701,570
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (o)		4,820,035	4,807,178
Citigroup Mortgage Loan Trust Series 2004-HYB4 Class AA, CME Term SOFR 1 month Index + 0.4445%, 4.1182% 12/25/2034 (f)(g)		416	393
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A3, 6.4093% 8/25/2034 (g)		670	633
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/2035		745,048	723,123
Citigroup Mortgage Loan Trust Series 2007-6 Class 2A1, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 5/25/2037 (f)(g)		64,936	62,933
Citigroup Mortgage Loan Trust Series 2009-12 Class 5A2, 15.1071% 7/25/2037 (g)(o)		353,306	152,923
Citigroup Mortgage Loan Trust Series 2024-1 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 7/25/2054 (f)(g)(o)		3,726,069	3,750,097
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A1, 4.1% 2/25/2063 (o)		6,574,196	6,376,498
Citigroup Mortgage Loan Trust Series 2024-RP2 Class A2, 4.2318% 2/25/2063 (g)(o)		593,449	536,661
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B1, 4.2326% 2/25/2063 (g)(o)		179,547	159,906
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B2, 0% 2/25/2063 (g)(o)		64,822	54,047
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B3, 0% 2/25/2063 (g)(o)(s)		164,547	29,249
Citigroup Mortgage Loan Trust Series 2024-RP2 Class B4, 0% 2/25/2063 (g)(o)(s)		298,036	34,482
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M1, 4.2318% 2/25/2063 (g)(o)		398,943	355,167
Citigroup Mortgage Loan Trust Series 2024-RP2 Class M2, 3.7418% 2/25/2063 (g)(o)		304,204	268,421
Citigroup Mortgage Loan Trust Series 2024-RP2 Class SA, 0% 2/25/2063 (g)(l)(o)		8,300	8,056
Citigroup Mortgage Loan Trust Series 2024-RP2 Class X, 0% 2/25/2063 (g)(l)(o)(t)		8,578,114	5,146
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A1, 4.0171% 1/25/2064 (g)(o)		8,488,200	8,099,161
Citigroup Mortgage Loan Trust Series 2025-RP1 Class A2, 4.0171% 1/25/2064 (g)(o)		404,415	316,927
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B1, 4.0171% 1/25/2064 (g)(o)		161,766	105,564
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B2, 4.0171% 1/25/2064 (g)(o)		102,463	58,513
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B3, 3.0516% 1/25/2064 (g)(l)(o)		129,413	61,457
Citigroup Mortgage Loan Trust Series 2025-RP1 Class B4, 0% 1/25/2064 (g)(l)(o)		120,322	44,179
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M1, 4.0171% 1/25/2064 (g)(o)		345,112	266,875
Citigroup Mortgage Loan Trust Series 2025-RP1 Class M2, 4.0171% 1/25/2064 (g)(o)		215,665	156,618
Citigroup Mortgage Loan Trust Series 2025-RP1 Class SA, 0% 1/25/2064 (g)(o)		11,143	9,887
Citigroup Mortgage Loan Trust Series 2025-RP1 Class X, 0% 1/25/2064 (g)(l)(o)		9,967,549	997
CitiMortgage Alternative Loan Trust Series 2007-A6 Class 1A21, 5.5% 6/25/2037		125,944	107,084
Colt Mortgage Loan Trust Series 2022-1 Class B2, 4.094% 12/27/2066 (g)(o)		152,000	135,444
COLT 2023-2 Mortgage Loan Trust Series 2023-2 Class B1, 7.924% 7/25/2068 (g)(o)		1,738,000	1,747,639
Colt 2023-3 Mortgage Loan Trust Series 2023-3 Class B1, 7.8123% 9/25/2068 (g)(o)		1,283,000	1,295,210
COLT Mortgage Loan Trust Series 2021-5 Class A1, 1.726% 11/26/2066 (o)		312,065	289,955
COLT Mortgage Loan Trust Series 2024-3 Class A1, 6.393% 6/25/2069 (o)		1,392,112	1,410,794
COLT Mortgage Loan Trust Series 2024-6 Class A1, 5.39% 11/25/2069 (o)		699,784	704,557
COLT Mortgage Loan Trust Series 2024-INV2 Class A1, 6.421% 5/25/2069 (o)(p)		708,508	717,929
COLT Mortgage Loan Trust Series 2025-11 Class A1, 5.053% 11/25/2070 (g)(o)		501,302	504,391
COLT Mortgage Loan Trust Series 2025-12 Class B1, 6.861% 1/26/2071 (o)		100,000	100,372
COLT Mortgage Loan Trust Series 2025-7 Class A1, 5.47% 6/25/2070 (o)(p)		609,981	617,179
COLT Mortgage Loan Trust Series 2025-8 Class A1, 5.48% 8/25/2070 (o)		340,384	344,450
Connecticut Avenue Securities Trust Series 2019-R07 Class 1B1, U.S. 30-Day Avg. SOFR Index + 3.5145%, 7.1817% 10/25/2039 (f)(g)(o)		2,693,129	2,731,894
Connecticut Avenue Securities Trust Series 2022-R03 Class 1B1, U.S. 30-Day Avg. SOFR Index + 6.25%, 9.9172% 3/25/2042 (f)(g)(o)		130,000	137,076
Connecticut Avenue Securities Trust Series 2022-R08 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.6%, 9.2672% 7/25/2042 (f)(g)(o)		1,500,000	1,590,552
Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.0672% 12/25/2042 (f)(g)(o)		556,545	570,869
Connecticut Avenue Securities Trust Series 2023-R06 Class 1M2, U.S. 30-Day Avg. SOFR Index + 2.7%, 6.3672% 7/25/2043 (f)(g)(o)		2,500,000	2,565,551
Connecticut Avenue Securities Trust Series 2024-R05 Class 2M2, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3672% 7/25/2044 (f)(g)(o)		250,000	250,871
Countrywide Home Loans Inc Series 2003-J3 Class 2A1, 6.25% 12/25/2033		273	279
Countrywide Home Loans Inc Series 2004-3 Class A25, 5.75% 4/25/2034		1,466	1,431
Countrywide Home Loans Inc Series 2004-5 Class 2A9, 5.25% 5/25/2034		1,608	1,575
Countrywide Home Loans Inc Series 2005-22 Class 2A1, 4.7895% 11/25/2035 (g)		3,623	3,050
Countrywide Home Loans Inc Series 2005-R1 Class 1AF2, CME Term SOFR 1 month Index + 0.4745%, 4.1482% 3/25/2035 (f)(g)(o)		799,084	778,082
Countrywide Home Loans Inc Series 2005-R2 Class 1AF1, CME Term SOFR 1 month Index + 0.34%, 4.1282% 6/25/2035 (f)(g)(o)		28,456	27,292
Countrywide Home Loans Inc Series 2006-OA2 Class A5, CME Term SOFR 1 month Index + 0.5745%, 4.2417% 5/20/2046 (f)(g)		521,481	472,518
Countrywide Home Loans Inc Series 2007-11 Class A1, 6% 8/25/2037		1,419,942	571,597
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7204% 10/25/2061 (g)(o)		6,619,183	5,635,622
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (g)(o)		1,100,000	1,100,366
Cross Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/2068 (o)(p)		59,419	59,996
Cross Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/2069 (o)		561,139	566,140
Cross Mortgage Trust Series 2024-H3 Class A1, 6.272% 6/25/2069 (o)		711,006	719,180
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/2069 (g)(o)		1,535,286	1,553,968
Cross Mortgage Trust Series 2024-H7 Class A1, 5.585% 11/25/2069 (g)(o)		1,218,208	1,229,414
Cross Mortgage Trust Series 2025-H1 Class A1, 5.735% 2/25/2070 (g)(o)		1,265,418	1,280,911
Cross Mortgage Trust Series 2025-H1 Class M1, 6.48% 2/25/2070 (o)		162,000	164,696
Cross Mortgage Trust Series 2025-H10 Class A1, 4.968% 1/25/2071 (g)(o)		4,431,078	4,446,299
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (g)(o)		2,591,453	2,624,712
Cross Mortgage Trust Series 2025-H8 Class A1A, 5.003% 11/25/2070 (o)		383,009	384,616
CSMC 2021-RPL4 Trust Series 2021-RPL4 Class A1, 4.1534% 12/27/2060 (g)(o)		3,345,729	3,343,052
CSMC Mortgage-Backed Trust Series 2006-4 Class 4A1, 7% 5/25/2036		345,738	84,822
CSMC Mortgage-Backed Trust Series 2006-6 Class 1A8, 6% 7/25/2036		1,911,296	835,356
CSMC Series 2014-10R Class 5A2, 10.0997% 5/27/2036 (g)(l)(o)		196,043	64,432
CSMC Trust Series 2005-10 Class 10A4, 6% 11/25/2035		5,851	1,332
CSMC Trust Series 2005-10 Class 6A13, 5.5% 11/25/2035		5,007	1,712
CSMC Trust Series 2005-12 Class 2A1, 6.5% 1/25/2036		1,740,294	867,673
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (f)(g)(o)		33,695	33,572
CSMC Trust Series 2015-6R Class 5A2, CME Term SOFR 1 month Index + 0.2945%, 3.4437% 3/27/2036 (f)(g)(o)		55,005	47,737
CSMC Trust Series 2021-NQM8 Class A1, 2.841% 10/25/2066 (g)(o)		7,265,562	6,765,465
CSMC Trust Series 2021-RP11 Class CERT, 3.7778% 10/27/2061 (o)		279,987	223,381
CSMC Trust Series 2021-RPL2 Class A1, 2% 1/25/2060 (o)		5,390,100	4,848,977
CSMC Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/2067 (o)		146,000	148,326
CSMC Trust Series 2022-NQM6 Class PT, 9.515% 12/25/2067 (g)(o)		465,836	467,434
CSMC Trust Series 2022-RPL1 Class A1, 4.15% 4/25/2061 (g)(o)		5,580,327	5,385,535
CSMC Trust Series 2022-RPL1 Class PT, 4.5544% 4/25/2061 (g)(o)		7,167,017	6,557,360
CSMCM Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/2061 (o)		301,253	254,789
CWALT, Inc. Alternative Loan Trust Series 2006-OA17 Class 1A1D, CME Term SOFR 1 month Index + 0.4045%, 4.0717% 12/20/2046 (f)		819,420	755,762
CWALT, Inc. Alternative Loan Trust Series 2006-OC10 Class 2A3, CME Term SOFR 1 month Index + 0.46%, 4.2482% 11/25/2036 (f)(g)		2,195,602	1,992,833
CWALT, Inc. Alternative Loan Trust Series 2006-OC7 Class 2A3, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 7/25/2046 (f)		556,725	518,227
Deephaven Residential Mortgage Trust Series 2022-2 Class M1, 4.303% 3/25/2067 (g)(o)		100,000	90,684
Deephaven Residential Mortgage Trust Series 2022-3 Class M1, 5.2801% 7/25/2067 (g)(o)		200,000	199,215
Deephaven Residential Mortgage Trust Series 2024-1 Class A1, 5.735% 7/25/2069 (o)		537,382	542,879
Deephaven Residential Mortgage Trust Series 2025-INV1 Class A1, 5.087% 11/25/2060 (g)(o)		448,550	451,985
Deephaven Residential Mortgage Trust Series 2025-INV1 Class B1, 6.68% 11/25/2060 (o)		100,000	102,380
Deephaven Residential Mortgage Trust Series 2026-INV1 Class A1, 4.797% 12/25/2070 (g)(o)		1,103,461	1,106,654
Deephaven Residential Mortgage Trust Series 2026-INV1 Class B1, 6.57% 12/25/2070 (o)		100,000	100,839
Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2006-PR1 Class CWA1, 6% 6/25/2035 (g)(o)		60,886	30,318
Easy Street Mortgage Loan Trust Series 2025-RTL2 Class A1, 5.606% 10/25/2040 (g)(o)		173,000	173,724
Efmt 2025-Nqm2 Series 2025-NQM2 Class A1, 5.596% 6/25/2070 (o)		5,026,501	5,090,945
EFMT 2026-INV2 Series 2026-INV2 Class A1, 4.682% 2/25/2071 (g)(o)		1,875,000	1,876,689
EFMT Series 2024-NQM1 Class A1A, 5.708% 11/25/2069 (o)		994,334	1,002,424
EFMT Series 2025-INV1 Class A1, 5.626% 3/25/2070 (g)(o)		348,324	352,466
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (o)		1,110,881	1,121,631
EFMT Series 2025-INV3 Class A1, 5.444% 7/25/2070 (o)		4,222,477	4,274,460
EFMT Series 2025-NQM5 Class A1, 0% 11/25/2070 (g)(o)		365,794	367,892
EFMT Series 2025-NQM6 Class A1A, 5.001% 12/25/2070 (o)		380,687	383,044
EFMT Series 2026-NQM1 Class A1, 4.771% 2/25/2071 (g)(o)		1,898,754	1,902,116
EFMT Series 2026-NQM1 Class A1LC, 4.959% 2/25/2071 (o)		266,101	268,137
EFMT Series 2026-NQM1 Class B1, 6.535% 2/25/2071 (o)		100,000	100,717
Ellington Financial Mortgage Trust Series 2022-4 Class B2, 5.8835% 9/25/2067 (g)(o)		111,000	108,366
Fannie Mae Guaranteed REMIC Series 1999-47 Class JZ, 8% 9/18/2029		485	495
Fannie Mae Guaranteed REMIC Series 2000-8 Class Z, 7.5% 2/20/2030		639	663
Fannie Mae Guaranteed REMIC Series 2001-14 Class Z, 6% 5/25/2031		377	384
Fannie Mae Guaranteed REMIC Series 2001-16 Class Z, 6% 5/25/2031		418	427
Fannie Mae Guaranteed REMIC Series 2001-36 Class ST, 8.3855% - U.S. 30-Day Avg. SOFR Index 4.7183% 11/25/2030 (g)(t)		929	79
Fannie Mae Guaranteed REMIC Series 2001-72 Class SB, 7.3855% - U.S. 30-Day Avg. SOFR Index 3.7183% 12/25/2031 (g)(t)		2,366	179
Fannie Mae Guaranteed REMIC Series 2001-81 Class HE, 6.5% 1/25/2032		4,371	4,552
Fannie Mae Guaranteed REMIC Series 2001-T12 Class IO, 0.4969% 8/25/2041 (g)(t)		139,618	697
Fannie Mae Guaranteed REMIC Series 2001-W3 Class A, 7% 9/25/2041 (g)		2,226	2,215
Fannie Mae Guaranteed REMIC Series 2002-19 Class SC, U.S. 30-Day Avg. SOFR Index x 13.9747%, 7.5728% 3/17/2032 (f)(g)		6	5
Fannie Mae Guaranteed REMIC Series 2002-56 Class PE, 6% 9/25/2032		5,853	6,086
Fannie Mae Guaranteed REMIC Series 2002-86 Class PG, 6% 12/25/2032		4,167	4,325
Fannie Mae Guaranteed REMIC Series 2002-T16 Class A2, 7% 7/25/2042		7,883	8,269
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A2, 7% 12/25/2041		4,175	4,301
Fannie Mae Guaranteed REMIC Series 2002-T4 Class A4, 9.5% 12/25/2041		7,282	7,991
Fannie Mae Guaranteed REMIC Series 2002-T4 Class IO, 0.3986% 12/25/2041 (g)(t)		354,610	1,897
Fannie Mae Guaranteed REMIC Series 2002-W10 Class IO, 0.8972% 8/25/2042 (g)(t)		29,536	404
Fannie Mae Guaranteed REMIC Series 2002-W7 Class IO1, 0.8621% 6/25/2029 (g)(t)		52,473	894
Fannie Mae Guaranteed REMIC Series 2003-130 Class HZ, 6% 1/25/2034		105,381	110,420
Fannie Mae Guaranteed REMIC Series 2003-47 Class PE, 5.75% 6/25/2033		3,511	3,640
Fannie Mae Guaranteed REMIC Series 2003-64 Class SX, U.S. 30-Day Avg. SOFR Index x 13.4638%, 4.2607% 7/25/2033 (f)(g)		222	224
Fannie Mae Guaranteed REMIC Series 2003-W3 Class 2A5, 5.356% 6/25/2042		151	155
Fannie Mae Guaranteed REMIC Series 2003-W6 Class 1A41, 5.398% 10/25/2042		1,675	1,693
Fannie Mae Guaranteed REMIC Series 2004-72 Class F, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2817% 9/25/2034 (f)(g)		434	435
Fannie Mae Guaranteed REMIC Series 2004-T1 Class 1A1, 6% 1/25/2044		2,752	2,826
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A3, 7% 11/25/2043		2,106	2,158
Fannie Mae Guaranteed REMIC Series 2004-T2 Class 1A4, 7.5% 11/25/2043		2,207	2,232
Fannie Mae Guaranteed REMIC Series 2004-T3 Class 1IO4, 0.6147% 2/25/2044 (g)(t)		52,119	233
Fannie Mae Guaranteed REMIC Series 2004-W11 Class 1IO1, 0.3447% 5/25/2044 (g)(t)		175,643	1,395
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 1A, 6% 2/25/2044		1,648	1,688
Fannie Mae Guaranteed REMIC Series 2004-W2 Class 2A2, 7% 2/25/2044		387	404
Fannie Mae Guaranteed REMIC Series 2004-W8 Class 3A, 7.5% 6/25/2044		758	783
Fannie Mae Guaranteed REMIC Series 2004-W9 Class 1A3, 6.05% 2/25/2044		3,666	3,800
Fannie Mae Guaranteed REMIC Series 2005-19 Class PB, 5.5% 3/25/2035		19,377	19,995
Fannie Mae Guaranteed REMIC Series 2005-51 Class MO, 0% 6/25/2035 (s)		469	360
Fannie Mae Guaranteed REMIC Series 2005-53 Class CS, 6.5855% - U.S. 30-Day Avg. SOFR Index 2.9183% 6/25/2035 (g)(t)		2,557	169
Fannie Mae Guaranteed REMIC Series 2005-72 Class WS, 6.6355% - U.S. 30-Day Avg. SOFR Index 2.9683% 8/25/2035 (g)(t)		949	53
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035		111,669	113,478
Fannie Mae Guaranteed REMIC Series 2005-84 Class XM, 5.75% 10/25/2035		575	597
Fannie Mae Guaranteed REMIC Series 2005-W4 Class 1A1, 6% 8/25/2045		1,518	1,563
Fannie Mae Guaranteed REMIC Series 2006-20 Class IB, 6.4755% - U.S. 30-Day Avg. SOFR Index 2.8083% 4/25/2036 (g)(t)		2,472	233
Fannie Mae Guaranteed REMIC Series 2006-27 Class OB, 0% 4/25/2036 (s)		10,735	9,101
Fannie Mae Guaranteed REMIC Series 2006-77 Class PC, 6.5% 8/25/2036		1,073	1,120
Fannie Mae Guaranteed REMIC Series 2006-9 Class KZ, 6% 3/25/2036		2,547	2,657
Fannie Mae Guaranteed REMIC Series 2007-54 Class IB, 6.2955% - U.S. 30-Day Avg. SOFR Index 2.6283% 6/25/2037 (g)(t)		41,990	3,898
Fannie Mae Guaranteed REMIC Series 2007-71 Class GZ, 6% 7/25/2047		1,560	1,642
Fannie Mae Guaranteed REMIC Series 2008-62 Class SM, 6.0855% - U.S. 30-Day Avg. SOFR Index 2.4183% 7/25/2038 (g)(t)		8,456	849
Fannie Mae Guaranteed REMIC Series 2008-91 Class SI, 5.8855% - U.S. 30-Day Avg. SOFR Index 2.2183% 3/25/2038 (g)(t)		4,202	151
Fannie Mae Guaranteed REMIC Series 2009-112 Class ST, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.4683% 1/25/2040 (g)(t)		4,565	425
Fannie Mae Guaranteed REMIC Series 2009-112 Class SW, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.4683% 1/25/2040 (g)(t)		3,001	243
Fannie Mae Guaranteed REMIC Series 2009-52 Class PI, 5% 7/25/2039 (t)		2,553	341
Fannie Mae Guaranteed REMIC Series 2010-10 Class NT, 5% 2/25/2040		11,178	11,459
Fannie Mae Guaranteed REMIC Series 2010-129 Class PZ, 4.5% 11/25/2040		37,139	35,380
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040		389,551	377,698
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041		471,451	468,147
Fannie Mae Guaranteed REMIC Series 2010-70 Class SA, U.S. 30-Day Avg. SOFR Index x 91.2217%, 6% 4/25/2038 (f)(g)(t)		8,895	1,641
Fannie Mae Guaranteed REMIC Series 2011-126 Class KB, 4% 12/25/2041		135,017	133,498
Fannie Mae Guaranteed REMIC Series 2011-19 Class ZY, 6.5% 7/25/2036		2,143	2,280
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041		206,623	206,430
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (t)		43,362	633
Fannie Mae Guaranteed REMIC Series 2012-148 Class IE, 3% 1/25/2033 (t)		44,679	2,924
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043		265,790	250,151
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042		367,456	348,939
Fannie Mae Guaranteed REMIC Series 2012-46 Class KI, 3.5% 5/25/2027 (t)		1,843	20
Fannie Mae Guaranteed REMIC Series 2013-13 Class IK, 2.5% 3/25/2028 (t)		17,509	260
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (g)(t)		60,610	7,035
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033		3,282,888	3,125,406
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (t)		284,583	39,382
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045		252,379	244,481
Fannie Mae Guaranteed REMIC Series 2016-33 Class JA, 3% 7/25/2045		161,959	155,906
Fannie Mae Guaranteed REMIC Series 2016-38, 3% 1/25/2046		132,437	126,120
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (t)		178,818	23,301
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047		9,983,473	9,338,045
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046		1,923,729	1,796,182
Fannie Mae Guaranteed REMIC Series 2019-20 Class H, 3.5% 5/25/2049		154,376	144,014
Fannie Mae Guaranteed REMIC Series 2019-51 Class AF, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.5391% 9/25/2049 (f)(g)		567,293	565,123
Fannie Mae Guaranteed REMIC Series 2020-46 Class KB, 1.25% 6/25/2050		5,748,098	4,589,041
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051		324,722	296,611
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048		194,141	169,849
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048		206,316	180,501
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050		237,596	202,661
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048		170,533	155,861
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049		2,735,753	2,492,319
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048		1,807,687	1,657,812
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050		268,266	244,047
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048		883,772	841,485
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049		757,728	717,716
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046		556,996	537,404
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046		1,572,718	1,521,617
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048		2,566,627	2,358,731
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047		7,025,558	6,431,918
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049		194,742	177,576
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048		742,980	739,017
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047		2,649,079	2,441,309
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (f)(g)		2,581,008	2,572,816
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (f)(g)		2,867,498	2,851,108
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (f)(g)		5,461,900	5,444,566
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (f)(g)		1,806,753	1,800,395
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (f)(g)		6,423,858	6,403,453
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048		1,249,228	1,189,736
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047		2,592,715	2,416,389
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049		890,217	848,300
Fannie Mae Guaranteed REMIC Series 2023-35 Class FC, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 8/25/2053 (f)(g)		716,373	720,530
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (f)(g)		3,357,055	3,397,993
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (f)(g)		405,208	410,071
Fannie Mae Guaranteed REMIC Series 2023-68 Class FB, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 1/25/2054 (f)(g)		735,288	738,641
Fannie Mae Guaranteed REMIC Series 2024-38 Class AF, U.S. 30-Day Avg. SOFR Index + 0.78%, 4.8047% 12/25/2047 (f)(g)		1,653,738	1,661,625
Fannie Mae Guaranteed REMIC Series 2024-38 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8247% 1/25/2051 (f)(g)		665,501	669,263
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (f)(g)		1,492,618	1,512,431
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.6372% 8/25/2054 (f)(g)		2,106,659	2,121,391
Fannie Mae Guaranteed REMIC Series 2024-63 Class FH, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 9/25/2054 (f)(g)		524,590	527,643
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (f)(g)		4,077,449	4,106,849
Fannie Mae Guaranteed REMIC Series 2024-76 Class QF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (f)(g)		37,103,176	37,329,765
Fannie Mae Guaranteed REMIC Series 2024-88 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 12/25/2054 (f)(g)		432,030	436,817
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (f)(g)		5,816,049	5,858,683
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (f)(g)		1,305,810	1,313,284
Fannie Mae Guaranteed REMIC Series 2024-95 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 12/25/2054 (f)(g)		154,078	155,579
Fannie Mae Guaranteed REMIC Series 2024-96 Class FA, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 12/25/2054 (f)(g)		741,112	748,142
Fannie Mae Guaranteed REMIC Series 2025-4 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2053 (f)(g)		6,704,534	6,759,362
Fannie Mae Guaranteed REMIC Series 2025-42 Class FA, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 6/25/2055 (f)(g)		366,522	370,804
Fannie Mae Guaranteed REMIC Series 2025-42 Class FE, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.2172% 6/25/2055 (f)(g)		681,685	690,602
Fannie Mae Guaranteed REMIC Series 2025-63 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 8/25/2055 (f)(g)		355,172	359,101
Fannie Mae Guaranteed REMIC Series 2025-66 Class FK, U.S. 30-Day Avg. SOFR Index + 1.18%, 4.8472% 8/25/2055 (f)(g)		6,651,013	6,696,330
Fannie Mae Mortgage pass-thru certificates Series 1997-11 Class E, 7% 3/18/2027		13	13
Fannie Mae Mortgage pass-thru certificates Series 1997-42 Class EG, 8% 7/18/2027		81	82
Fannie Mae Mortgage pass-thru certificates Series 1997-63 Class ZA, 6.5% 9/18/2027		2	2
Fannie Mae Mortgage pass-thru certificates Series 2002-T19 Class A1, 6.5% 7/25/2042		6,328	6,560
Fannie Mae Mortgage pass-thru certificates Series 2003-22 Class Z, 6% 4/25/2033		3,101	3,204
Fannie Mae Mortgage pass-thru certificates Series 2003-25 Class KP, 5% 4/25/2033		11,083	11,279
Fannie Mae Mortgage pass-thru certificates Series 2003-W4 Class 2A, 5.0477% 10/25/2042 (g)		1,156	1,177
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (t)		153,487	4,551
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045		991,870	948,295
Fannie Mae Mortgage pass-thru certificates Series 2022-R04 Class 1B1, U.S. 30-Day Avg. SOFR Index + 5.25%, 8.9172% 3/25/2042 (f)(g)(o)		240,000	250,134
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (f)(g)		2,456,346	2,476,362
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (f)(g)		6,742,696	6,793,577
Fannie Mae Mortgage pass-thru certificates Series 2025-1 Class FX, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 2/25/2055 (f)(g)		531,860	536,833
Fannie Mae Mortgage pass-thru certificates Series 2025-13 Class FB, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9672% 3/25/2055 (f)(g)		536,969	541,572
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FH, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 8/25/2054 (f)(g)		266,130	268,725
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class FM, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5672% 9/25/2054 (f)(g)		7,862,321	7,904,531
Fannie Mae Mortgage pass-thru certificates Series 2025-18 Class MA, 0.5% 9/25/2054		5,466,185	4,960,486
Fannie Mae Mortgage pass-thru certificates Series 2025-2 Class FG, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 2/25/2055 (f)(g)		962,148	973,760
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 8/25/2054 (f)(g)		2,168,281	2,197,075
Fannie Mae Mortgage pass-thru certificates Series 2025-35 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 5/25/2055 (f)(g)		616,928	624,724
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (f)(g)		1,305,796	1,315,085
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (f)(g)		1,715,139	1,733,343
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (f)(g)		1,984,502	2,004,932
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (f)(g)		2,888,738	2,916,026
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)		1,327,026	1,338,050
Fannie Mae Mortgage pass-thru certificates Series 2025-9 Class FG, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 3/25/2055 (f)(g)		283,539	286,132
Fannie Mae Series 2007-10 Class Z, 6% 2/25/2037		451	470
Fannie Mae Series 2007-109 Class YI, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.6683% 12/25/2037 (g)(t)		20,454	1,966
Fannie Mae Series 2010-35 Class SB, 6.3055% - U.S. 30-Day Avg. SOFR Index 2.6383% 4/25/2040 (g)(t)		4,312	422
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040		971,306	960,357
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048		2,439,716	2,456,203
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048		455,693	433,876
Fannie Mae Stripped Mortgage-Backed Securities Series 2001-313 Class 1, 0% 6/25/2031 (s)		4,497	4,076
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-380 Class S36, 7.7855% - U.S. 30-Day Avg. SOFR Index 4.1183% 7/25/2037 (g)(t)		1,591	236
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 68, 6.5% 9/25/2037 (t)		963	199
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-383 Class 69, 6.5% 10/25/2037 (g)(t)		1,317	272
First Frankin Mortgage Loan Trust Series 2004-8F Class 2A3, 6% 9/25/2034		374	382
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A1, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 6/25/2035 (f)(g)		197	191
First Frankin Mortgage Loan Trust Series 2005-5F Class 8A3, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 6/25/2035 (f)(g)		114	111
First Frankin Mortgage Loan Trust Series 2005-RP3 Class 2A1, 4.3394% 9/25/2035 (g)(o)		335,912	296,340
First Frankin Mortgage Loan Trust Series 2006-2F Class 3A6, 6% 2/25/2036		1,534,767	641,634
First Horizon Asset Securities Inc Series 2004-AA3 Class A1, 4.7768% 9/25/2034 (g)		676	674
First Horizon Asset Securities Inc Series 2004-AR6 Class 2A1, 4.3364% 12/25/2034 (g)		1,030	1,012
First Horizon Asset Securities Inc Series 2005-AA12 Class 2A1, 4.7705% 2/25/2036 (g)		838	508
Freddie Mac Gold Pool Series 1997-186 Class PO, 0% 8/1/2027 (s)		265	257
Freddie Mac Gold Pool Series 2012-262 Class 35, 3.5% 7/15/2042		39,024	37,687
Freddie Mac Gold Pool Series 2012-279 Class 35, 3.5% 9/15/2042		10,216	9,809
Freddie Mac Gold Pool Series 2014-323 Class 300, 3% 1/15/2044		38,724	35,880
Freddie Mac Gold Pool Series 2014-334 Class 300, 3% 8/15/2044		37,907	35,229
Freddie Mac Manufactured Housing participation certificates Series 1998-2036 Class PG, 6.5% 1/15/2028		274	277
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040		323,819	324,107
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048		688,333	629,652
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047		152,991	139,075
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048		703,014	643,692
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2148 Class ZA, 6% 4/15/2029		73	75
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2201 Class C, 8% 11/15/2029		107	110
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2293 Class ZA, 6% 3/15/2031		356	363
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2310 Class Z, 6% 4/15/2031		68	68
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2325 Class JO, 0% 6/15/2031 (s)		492	444
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2330 Class PE, 6.5% 6/15/2031		1,021	1,063
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2410 Class QB, 6.25% 2/15/2032		2,324	2,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2427 Class GE, 6% 3/15/2032		5,395	5,593
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2430 Class WF, 6.5% 3/15/2032		3,701	3,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2466 Class DH, 6.5% 6/15/2032		404	423
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3273% 6/15/2029 (g)(t)		1,592	90
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2534 Class SI, U.S. 30-Day Avg. SOFR Index x 20.7624%, 11.2511% 2/15/2032 (f)(g)		246	283
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2543 Class YX, 6% 12/15/2032		2,332	2,426
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2557 Class HL, 5.3% 1/15/2033		1,244	1,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2586 Class IO, 6.5% 3/15/2033 (t)		2,084	297
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2594 Class IV, 7% 3/15/2032 (t)		611	82
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2610 Class UI, 6.5% 5/15/2033 (t)		1,880	259
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2643 Class SA, U.S. 30-Day Avg. SOFR Index x 44.7559%, 20.9776% 3/15/2032 (f)(g)		70	86
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2656 Class AC, 6% 8/15/2033		884	913
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2699 Class W, 5.5% 11/15/2033		2,145	2,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2733 Class SB, 7.907% - U.S. 30-Day Avg. SOFR Index 4.6146% 10/15/2033 (g)		2,476	2,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2764 Class S, U.S. 30-Day Avg. SOFR Index x 13.4638%, 4.3183% 7/15/2033 (f)(g)		295	291
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2845 Class QH, 5% 8/15/2034		1,651	1,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2912 Class EH, 5.5% 1/15/2035		9,007	9,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035		226,971	231,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2980 Class QB, 6.5% 5/15/2035		350	367
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2995 Class FT, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2029 (f)(g)		461	460
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035		131,974	134,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3184 Class YO, 0% 3/15/2036 (s)		5,272	4,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3187 Class Z, 5% 7/15/2036		10,410	10,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3201 Class IN, 6.1355% - U.S. 30-Day Avg. SOFR Index 2.4282% 8/15/2036 (g)(t)		2,053	158
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3202 Class HI, 6.5355% - U.S. 30-Day Avg. SOFR Index 2.8773% 8/15/2036 (g)(t)		7,705	654
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036		166,846	171,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3274 Class B, 6% 2/15/2037		1,306	1,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3305 Class IW, 6.3355% - U.S. 30-Day Avg. SOFR Index 2.6773% 4/15/2037 (g)(t)		2,923	278
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-76 Class 2A, 2.1224% 10/25/2037 (g)		4,884	4,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3409 Class DB, 6% 1/15/2038		4,038	4,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3546 Class A, 6.0738% 2/15/2039 (g)		777	787
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3592 Class BZ, 5% 10/15/2039		25,394	25,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3605 Class NC, 5.5% 6/15/2037		6,599	6,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3609 Class SA, 6.2255% - U.S. 30-Day Avg. SOFR Index 2.5673% 12/15/2039 (g)(t)		3,949	236
Freddie Mac Multifamily Structured pass-thru certificates Series 2009-3610 Class CA, 4.5% 12/15/2039		2,094	2,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3648 Class CY, 4.5% 3/15/2030		2,599	2,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3653 Class HJ, 5% 4/15/2040		1,035	1,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2010-3677 Class PB, 4.5% 5/15/2040		14,272	14,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3855 Class AM, 6.5% 11/15/2036		962	986
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-3980 Class EP, 5% 1/15/2042		1,113,980	1,153,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4030 Class IL, 3.5% 4/15/2027 (t)		253	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4060 Class TB, 2.5% 6/15/2027		26,624	26,351
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042		288,798	275,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4146 Class KI, 3% 12/15/2032 (t)		43,653	2,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (t)		103,977	6,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (t)		4	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (t)		73,465	1,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040		62,116	62,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047		349,450	341,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4765 Class PZ, 3% 1/15/2048		1,906,303	1,606,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4796 Class CZ, 4% 5/15/2048		276,313	269,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-4830 Class WZ, 4% 9/15/2048		280,135	272,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4960 Class PB, 1.5% 10/25/2049		1,585,530	1,345,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045		617,915	590,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050		1,442,203	1,236,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049		698,490	634,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050		969,435	871,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047		190,860	177,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048		1,303,874	1,194,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049		704,231	641,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049		608,473	553,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047		667,222	619,640
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049		510,999	465,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050		225,981	203,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052		2,801,682	2,551,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049		511,001	465,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047		505,964	470,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047		2,491,681	2,323,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049		337,670	320,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047		542,274	504,481
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050		1,281,620	1,211,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050		1,281,620	1,211,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2172% 7/25/2052 (f)(g)		393,367	390,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (f)(g)		1,230,931	1,221,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (f)(g)		2,107,993	2,098,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (f)(g)		1,349,196	1,332,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3172% 9/25/2052 (f)(g)		644,637	640,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (f)(g)		2,526,754	2,543,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (f)(g)		1,277,792	1,296,463
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (f)(g)		1,780,562	1,796,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.7003% 3/15/2050 (f)(g)		1,858,661	1,854,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5426 Class CF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.7003% 12/15/2050 (f)(g)		1,596,668	1,596,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.6372% 8/25/2054 (f)(g)		4,795,332	4,833,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (f)(g)		1,000,021	1,004,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5468 Class WF, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (f)(g)		558,850	562,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class BF, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9672% 11/25/2054 (f)(g)		790,597	797,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (f)(g)		7,864,123	7,909,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5478 Class FD, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2054 (f)(g)		362,613	366,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5479 Class FB, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 12/25/2054 (f)(g)		297,633	300,437
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5482 Class FB, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 12/25/2054 (f)(g)		626,145	633,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5495 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 1/25/2055 (f)(g)		2,555,763	2,572,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5498 Class FC, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 1/25/2055 (f)(g)		4,027,540	4,054,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (f)(g)		2,054,823	2,071,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class FW, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (f)(g)		1,426,121	1,440,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)		3,284,388	3,307,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (f)(g)		1,092,320	1,098,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class DF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 10/25/2054 (f)(g)		464,571	468,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FA, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (f)(g)		8,151,963	8,211,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (f)(g)		1,998,763	2,014,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5502 Class EF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (f)(g)		368,009	371,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5503 Class FB, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 2/25/2055 (f)(g)		380,988	384,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5508 Class FE, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2672% 2/25/2055 (f)(g)		500,357	507,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5508 Class FG, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (f)(g)		793,446	800,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)		1,307,702	1,318,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5510 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 2/25/2055 (f)(g)		3,930,258	3,969,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5510 Class FM, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)		5,945,018	5,987,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class FD, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 1/25/2055 (f)(g)		3,039,607	3,075,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 4.6072% 11/25/2054 (f)(g)		15,731,865	15,822,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5515 Class FB, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 3/25/2055 (f)(g)		384,833	388,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5516 Class FC, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 3/25/2055 (f)(g)		7,297,897	7,376,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (f)(g)		2,277,835	2,290,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5539 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 5/25/2055 (f)(g)		508,825	514,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 6/25/2055 (f)(g)		389,180	393,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FG, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 6/25/2055 (f)(g)		393,642	398,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FH, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 6/25/2055 (f)(g)		503,602	509,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5543 Class FM, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 6/25/2055 (f)(g)		521,394	527,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5560 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 6/25/2055 (f)(g)		9,900,011	9,976,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5563 Class FA, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 8/25/2055 (f)(g)		884,964	894,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 8/25/2055 (f)(g)		8,023,896	8,090,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5564 Class PF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 8/25/2055 (f)(g)		5,148,143	5,195,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5570 Class FA, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 5/25/2055 (f)(g)		563,898	569,665
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5574 Class FB, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 9/25/2055 (f)(g)		432,805	437,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5584 Class DF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5672% 10/25/2055 (f)(g)		6,012,404	6,050,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5607 Class FA, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5672% 12/25/2055 (f)(g)		9,447,156	9,486,343
Freddie Mac Non Gold Pool Series 1998-2022 Class PE, 6.5% 1/15/2028		35	35
Freddie Mac Non Gold Pool Series 1998-2091 Class PG, 6% 11/15/2028		1,040	1,060
Freddie Mac Non Gold Pool Series 1999-2116 Class ZA, 6% 1/15/2029		263	268
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2017-4 Class MT, 3.5% 6/25/2057		226,393	210,374
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4 Class HT, 3% 3/25/2058		1,850,142	1,639,161
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D, 4% 10/25/2058		275,913	266,989
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4 Class MB, 3% 2/25/2059		1,256,223	997,273
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1 Class BXS, 10.5362% 9/25/2060 (g)(o)		302,218	248,169
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-2 Class BXS, 13.0872% 11/25/2060 (g)(l)(o)		142,143	105,682
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1 Class MTU, 3.25% 11/25/2061		750,690	668,504
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1 Class MT, 3% 10/25/2062		4,850,604	4,193,671
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2 Class MT, 3.5% 5/25/2064		3,132,094	2,801,512
Freddie Mac STACR REMIC Trust Series 2020-DNA6 Class B1, U.S. 30-Day Avg. SOFR Index + 3%, 6.6672% 12/25/2050 (f)(g)(o)		3,910,000	4,187,368
Freddie Mac STACR REMIC Trust Series 2021-DNA6 Class M2, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 10/25/2041 (f)(g)(o)		1,378,043	1,381,797
Freddie Mac STACR REMIC Trust Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.9%, 6.5672% 4/25/2042 (f)(g)(o)		12,945,000	13,235,582
GAEA Mortgage Loan Trust Series 2025-A Class A, 6.75% 2/25/2030 (g)(o)		99,805	98,435
GCAT 2021-NQM4 Trust Series 2021-NQM4 Class A1, 1.093% 8/25/2066 (o)		508,740	437,343
GCAT 2023-NQM4 Trust Series 2023-NQM4 Class A1, 4.25% 5/25/2067 (o)		224,243	218,569
Gcat 2025-Inv2 Tr Series 2025-INV2 Class A1, 6% 5/25/2055 (o)		6,555,301	6,675,139
GCAT Trust Series 2021-NQM3 Class B1, 3.471% 5/25/2066 (o)		100,000	78,672
GCAT Trust Series 2024-NQM2 Class A1, 6.085% 6/25/2059 (o)		791,383	800,344
GCAT Trust Series 2025-NQM4 Class A1, 5.529% 6/25/2070 (o)		429,765	435,412
Ginnie Mae HECM MBS REMICS Series 2021-140 Class JI, 3% 8/20/2051 (t)		45,928	7,868
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (f)(g)(h)		154,488	153,371
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3469% 9/20/2061 (f)(g)(h)		368,154	368,480
Ginnie Mae Mortgage pass-thru certificates Series 2012-H11 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 2/20/2062 (f)(g)		16,873	16,924
Ginnie Mae Mortgage pass-thru certificates Series 2012-H18, CME Term SOFR 1 month Index + 0.6345%, 4.3169% 8/20/2062 (f)(g)(h)		64,479	64,492
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (f)(g)(h)		215	216
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)		164	158
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3969% 8/20/2063 (f)(g)(h)		57,943	58,056
Ginnie Mae Mortgage pass-thru certificates Series 2013-H20 Class FB, CME Term SOFR 1 month Index + 1.1145%, 4.7969% 8/20/2063 (f)(g)		4,259	4,299
Ginnie Mae Mortgage pass-thru certificates Series 2013-H23 Class FA, CME Term SOFR 1 month Index + 1.4145%, 5.0969% 9/20/2063 (f)(g)		5,440	5,488
Ginnie Mae Mortgage pass-thru certificates Series 2015-H02 Class HA, 2.5% 1/20/2065		2,004	1,922
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)		1,371	1,302
Ginnie Mae Mortgage pass-thru certificates Series 2015-H23 Class FB, CME Term SOFR 1 month Index + 0.6345%, 4.3169% 9/20/2065 (f)(g)		29,610	29,624
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FD, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (f)(g)		42,715	43,228
Ginnie Mae Mortgage pass-thru certificates Series 2016-H16 Class FE, CME Term SOFR 12 month Index + 1.0951%, 5.1607% 6/20/2066 (f)(g)		342,857	346,626
Ginnie Mae Mortgage pass-thru certificates Series 2016-H17 Class FC, CME Term SOFR 1 month Index + 0.9445%, 4.6269% 8/20/2066 (f)(g)		34,846	34,994
Ginnie Mae Mortgage pass-thru certificates Series 2016-H24 Class KF, CME Term SOFR 12 month Index + 0.9651%, 4.5442% 11/20/2066 (f)(g)		186,034	187,580
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046		468,444	439,016
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (f)(g)(h)		116,452	116,323
Ginnie Mae Mortgage pass-thru certificates Series 2017-H08 Class XI, 2.2733% 3/20/2067 (g)(t)		135,756	5,675
Ginnie Mae Mortgage pass-thru certificates Series 2017-H11 Class XI, 2.2427% 5/20/2067 (g)(t)		438,211	15,502
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class AI, 2.2963% 6/20/2067 (g)(t)		176,024	7,514
Ginnie Mae Mortgage pass-thru certificates Series 2017-H14 Class XI, 1.8677% 6/20/2067 (g)(t)		193,348	5,029
Ginnie Mae Mortgage pass-thru certificates Series 2017-H23 Class FA, CME Term SOFR 1 month Index + 0.5945%, 4.2769% 10/20/2067 (f)(g)		163,617	163,606
Ginnie Mae Mortgage pass-thru certificates Series 2017-H24 Class FQ, CME Term SOFR 12 month Index + 0.9151%, 4.5271% 11/20/2067 (f)(g)		403,588	406,724
Ginnie Mae Mortgage pass-thru certificates Series 2019-H09 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2069 (f)(g)		132,677	132,706
Ginnie Mae Mortgage pass-thru certificates Series 2019-H16 Class EF, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 10/20/2069 (f)(g)		8,183,066	8,206,912
Ginnie Mae Mortgage pass-thru certificates Series 2019-H20 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 11/20/2069 (f)(g)		494,553	494,672
Ginnie Mae Mortgage pass-thru certificates Series 2020-H08 Class FC, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 2/20/2070 (f)(g)		259,920	260,599
Ginnie Mae Mortgage pass-thru certificates Series 2024-H04 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3615% 2/20/2074 (f)(g)		270,727	271,682
Ginnie Mae Multifamily REMICS Series 2007-16 Class KU, 6.5355% - CME Term SOFR 1 month Index 2.8683% 4/20/2037 (g)(t)		6,314	527
Ginnie Mae REMIC pass-thru certificates Series 2003-18 Class PG, 5.5% 3/20/2033		4,724	4,884
Ginnie Mae REMIC pass-thru certificates Series 2004-105 Class SN, 5.9855% - CME Term SOFR 1 month Index 2.3183% 12/20/2034 (g)(t)		8,392	630
Ginnie Mae REMIC pass-thru certificates Series 2004-19 Class KE, 5% 3/16/2034		20,159	20,659
Ginnie Mae REMIC pass-thru certificates Series 2004-90 Class SI, 5.9855% - CME Term SOFR 1 month Index 2.3183% 10/20/2034 (g)(t)		3,747	280
Ginnie Mae REMIC pass-thru certificates Series 2006-26 Class S, 6.3855% - CME Term SOFR 1 month Index 2.7183% 6/20/2036 (g)(t)		6,797	659
Ginnie Mae REMIC pass-thru certificates Series 2006-33 Class PK, 6% 7/20/2036		2,084	2,187
Ginnie Mae REMIC pass-thru certificates Series 2007-22 Class PK, 5.5% 4/20/2037		10,411	10,854
Ginnie Mae REMIC pass-thru certificates Series 2007-24 Class SA, 6.3955% - CME Term SOFR 1 month Index 2.7283% 5/20/2037 (g)(t)		9,571	903
Ginnie Mae REMIC pass-thru certificates Series 2007-7 Class EI, 6.0855% - CME Term SOFR 1 month Index 2.4183% 2/20/2037 (g)(t)		9,961	910
Ginnie Mae REMIC pass-thru certificates Series 2007-9 Class CI, 6.0855% - CME Term SOFR 1 month Index 2.4183% 3/20/2037 (g)(t)		6,526	596
Ginnie Mae REMIC pass-thru certificates Series 2008-40 Class SA, 6.2855% - CME Term SOFR 1 month Index 2.6259% 5/16/2038 (g)(t)		5,687	371
Ginnie Mae REMIC pass-thru certificates Series 2008-49 Class PH, 5.25% 6/20/2038		11,108	11,512
Ginnie Mae REMIC pass-thru certificates Series 2008-50 Class SA, 6.1155% - CME Term SOFR 1 month Index 2.4483% 6/20/2038 (g)(t)		15,704	1,746
Ginnie Mae REMIC pass-thru certificates Series 2008-55 Class PL, 5.5% 6/20/2038		10,389	10,891
Ginnie Mae REMIC pass-thru certificates Series 2009-106 Class XL, 6.6355% - CME Term SOFR 1 month Index 2.9683% 6/20/2037 (g)(t)		2,953	241
Ginnie Mae REMIC pass-thru certificates Series 2009-16 Class SJ, 6.6855% - CME Term SOFR 1 month Index 3.0183% 5/20/2037 (g)(t)		10,278	1,168
Ginnie Mae REMIC pass-thru certificates Series 2009-72 Class SM, 6.1355% - CME Term SOFR 1 month Index 2.4759% 8/16/2039 (g)(t)		3,484	275
Ginnie Mae REMIC pass-thru certificates Series 2009-81 Class A, 5.75% 9/20/2036		1,043	1,071
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040		1,176,293	1,171,236
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040		712,071	708,818
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040		157,718	156,995
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (g)(t)		52,299	5,556
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040		174,109	172,590
Ginnie Mae REMIC pass-thru certificates Series 2014-60 Class W, 4.0592% 2/20/2029 (g)		1,755	1,752
Ginnie Mae REMIC pass-thru certificates Series 2015-157 Class GA, 3% 1/20/2045		5,291	5,187
Ginnie Mae REMIC pass-thru certificates Series 2015-H04 Class FL, CME Term SOFR 1 month Index + 0.5845%, 4.4192% 2/20/2065 (f)(g)		24,962	24,955
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046		205,525	195,832
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047		2,148,681	1,997,158
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 10/20/2049 (f)(g)		181,997	180,776
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (f)(g)		803,905	800,020
Ginnie Mae REMIC pass-thru certificates Series 2021-125 Class HA, 1.5% 4/20/2051		627,177	557,791
Ginnie Mae REMIC pass-thru certificates Series 2021-155 Class PD, 1.25% 9/20/2051		641,465	569,510
Ginnie Mae REMIC pass-thru certificates Series 2021-175 Class PB, 1% 3/20/2050		275,850	223,488
Ginnie Mae REMIC pass-thru certificates Series 2021-215 Class LG, 1.75% 12/20/2051		998,192	846,360
Ginnie Mae REMIC pass-thru certificates Series 2021-58 Class IY, 3% 2/20/2051 (t)		1,489,759	254,332
Ginnie Mae REMIC pass-thru certificates Series 2021-78 Class IP, 3% 5/20/2051 (t)		506,082	85,331
Ginnie Mae REMIC pass-thru certificates Series 2021-H10 Class AF, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1615% 6/20/2071 (f)(g)		674,082	685,168
Ginnie Mae REMIC pass-thru certificates Series 2022-22 Class UH, 3% 12/20/2050		565,453	524,789
Ginnie Mae REMIC pass-thru certificates Series 2025-9 Class FE, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9115% 1/20/2055 (f)(g)		390,974	394,553
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class PT, 3.5636% 1/25/2064 (g)(o)		9,028,225	7,784,236
Ginnie Mae REMIC pass-thru certificates Series 2025-RPL1 Class SA, 0% 1/25/2064 (o)(r)(t)		8,849	8,746
Ginnie Mae Series 2021-97 Class LI, 3% 8/20/2050 (t)		1,767,900	300,087
GMACM Home Equity Loan Trust Series 2003-J10 Class A1, 4.75% 1/25/19 (l)		319	175
GMACM Home Equity Loan Trust Series 2005-AR6 Class 2A1, 3.8523% 11/19/2035 (g)(l)		1,509,002	571,512
GS Mortgage-Backed Securities Corp Trust Series 2025-NQM6 Class A1, 5.021% 2/25/2066 (o)(p)		585,251	588,700
GS Mortgage-Backed Securities Trust 2025-NQM2 Series 2025-NQM2 Class A1, 5.648% 6/25/2065 (g)(o)		3,211,349	3,257,557
Gs Mortgage-Backed Securities Trust 2025-Pj6 Series 2025-PJ6 Class A5, 5.5% 11/25/2055 (g)(o)		3,128,365	3,159,360
Gs Mortgage-Backed Securities Trust 2025-Rpl3 Series 2025-RPL3 Class A1, 4.1% 7/25/2065 (o)		1,822,383	1,798,857
GS Mortgage-Backed Securities Trust 2026-DSC1 Series 2026-DSC1 Class A1, 4.725% 5/25/2066 (g)(o)		2,300,000	2,299,501
GS Mortgage-Backed Securities Trust Series 2022-NQM1 Class A4, 4% 5/25/2062 (g)(o)		63,456	59,906
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (o)(p)		6,148,853	6,088,149
GS Mortgage-Backed Securities Trust Series 2025-DSC2 Class A1, 5.038% 1/25/2066 (o)		151,185	152,220
GS Mortgage-Backed Securities Trust Series 2025-NQM5 Class A1, 5.013% 7/25/2065 (o)		268,136	269,606
GSAMP Trust Series 2004-6F Class 2A4, 5.5% 5/25/2034		843	839
GSAMP Trust Series 2004-6F Class 3A4, 6.5% 5/25/2034		1,159	1,185
HarborView Mortgage Loan Trust Series 2005-1 Class 1A, CME Term SOFR 1 month Index + 0.7545%, 4.4205% 3/19/2035 (f)(g)		74,787	36,827
Home Equity Asset Trust Series 2005-11 Class 1A1, 6.5% 12/25/2035		189,176	79,696
Home Re 2022-1 Ltd Series 2022-1 Class M1C, U.S. 30-Day Avg. SOFR Index + 5.5%, 9.1672% 10/25/2034 (f)(g)(o)		382,561	392,859
Homes Series 2025-NQM1 Class M1, 6.52% 1/25/2070 (g)(o)		600,000	610,400
Homes Trust Series 2024-NQM2 Class A1, 5.717% 10/25/2069 (o)		4,390,644	4,439,475
Homes Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (o)		1,996,039	2,014,598
HOMES Trust Series 2025-NQM5 Class A1, 5.027% 9/25/2070 (g)(o)		428,330	430,712
Impac CMB Trust Series 2004-10 Class 3A1, CME Term SOFR 1 month Index + 0.8145%, 4.4882% 3/25/2035 (f)(g)		1,775	1,736
Impac CMB Trust Series 2004-10 Class 3A2, CME Term SOFR 1 month Index + 0.9145%, 4.5882% 3/25/2035 (f)		1,160	1,135
Impac CMB Trust Series 2007-A Class A, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 5/25/2037 (Assured Guaranty Inc Insured) (f)(g)(o)		127,650	122,374
Impac Secd Assets Corp Series 2006-3 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.1282% 11/25/2036 (f)		251,438	225,425
Indymac Index Mortgage Loan Trust Series 2003-A8 Class A1, 3.75% 10/25/18		232	213
IndyMac INDX Mortgage Loan Trust 2006-AR41 Series 2006-AR41 Class A3, CME Term SOFR 1 month Index + 0.4745%, 4.1482% 2/25/2037 (f)(g)		26,631	25,364
IndyMac INDX Mortgage Loan Trust Series 2006-AR35 Class 2A1A, CME Term SOFR 1 month Index + 0.4545%, 4.1282% 1/25/2037 (f)(g)		19,941	18,793
JP Morgan Mortgage Trust Series 2024-VIS2 Class B1, 7.6909% 11/25/2064 (g)(o)		201,000	206,461
JP Morgan Mortgage Trust Series 2025-VIS1 Class M1, 6.412% 8/25/2055 (o)		220,000	223,805
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1LC, 4.925% 6/25/2066 (o)		341,000	343,721
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A3, 4.3332% 1/25/2063 (g)(o)		3,065,840	3,001,850
JPMorgan Mortgage Trust Series 2004-S1 Class 3A1, 5.5% 9/25/2034		447	437
JPMorgan Mortgage Trust Series 2004-S2 Class 4A5, 6% 11/25/2034		4,536	4,320
JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.5% 12/25/19		463	457
JPMorgan Mortgage Trust Series 2006-A2 Class 4A1, 6.4504% 8/25/2034 (g)		1,248	1,256
JPMorgan Mortgage Trust Series 2006-A2 Class 5A3, 6.3055% 11/25/2033 (g)		491	477
JPMorgan Mortgage Trust Series 2023-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2615% 5/20/2054 (f)(g)(o)		173,336	173,937
JPMorgan Mortgage Trust Series 2024-VIS1 Class A1, 5.99% 7/25/2064 (o)		729,943	737,282
JPMorgan Mortgage Trust Series 2024-VIS1 Class B2, 8.0504% 7/25/2064 (g)(o)		163,000	165,673
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (g)(o)		1,457,728	1,475,987
Legacy Mortgage Asset Trust 2025-PR1 Series 2025-PR1 Class A1, 6% 1/25/2061 (o)		7,743,105	7,776,940
LHOME Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/2028 (o)(p)		1,751,481	1,756,081
LHOME Mortgage Trust Series 2024-RTL4 Class A1, 5.921% 7/25/2039 (o)(p)		1,650,000	1,657,050
loanDepot GMSR Master Trust Series 2025-GT2 Class A, CME Term SOFR 1 month Index + 3.15%, 6.8141% 7/16/2030 (f)(g)(o)		1,900,000	1,922,132
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.2579% 4/21/2034 (g)		313	308
MASTR Alternative Loan Trust Series 2004-6 Class 6A1, 6.5% 7/25/2034		5,776	5,906
MASTR Alternative Loan Trust Series 2004-6 Class 7A1, 6% 7/25/2034		4,339	4,372
MASTR Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/2035 (o)(s)		208	162
MASTR Specialized Loan Trust Series 2005-1 Class 1A3, 7% 8/25/2034 (o)		925,465	627,645
Merrill Lynch Mortgage Investors Trust Series 2004-C Class A2, CME Term SOFR 6 month Index + 1.0283%, 4.6326% 7/25/2029 (f)(g)		442	431
Merrill Lynch Mortgage Investors Trust Series 2004-D Class A3, 6.1079% 9/25/2029 (g)		258	248
Merrill Lynch Mortgage Investors Trust Series 2006-A2 Class 1A, CME Term SOFR 1 month Index + 0.4745%, 4.1482% 2/25/2036 (f)		5,043,070	2,664,714
Merrill Lynch Mortgage Investors Trust Series 2006-AF2 Class AV1, CME Term SOFR 1 month Index + 0.4345%, 4.1082% 9/25/2037 (f)(g)		25,491	13,066
MFA Trust Series 2024-NQM3 Class M1, 6.671% 12/25/2069 (g)(o)		1,470,588	1,510,861
MFRA Trust Series 2022-NQM1 Class M1, 4.3006% 12/25/2066 (g)(o)		171,000	161,725
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (g)(o)		3,332,394	3,225,482
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.6309% 4/25/2034 (g)		2,222	2,195
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 5.3811% 9/25/2034 (g)		551	541
Morgan Stanley Resecuritization Trust Series 2015-R2 Class 1B, 12 month Average U.S. Treasury Maturity + 0.71%, 4.0133% 12/27/2046 (f)(g)(o)		890,447	818,973
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (g)(o)		1,168,083	1,182,048
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM2 Series 2026-NQM2 Class A1, 4.734% 1/26/2071 (g)(o)		428,571	428,835
Morgan Stanley Residential Mortgage Loan Trust Series 2014-1A Class B3, 5.8843% 6/25/2044 (g)(o)		585,474	587,741
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.3335% 9/25/2068 (g)(o)		100,000	100,426
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064 (o)		4,996,168	4,918,277
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (g)(o)		1,194,683	1,209,744
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.738% 11/25/2069 (g)(o)		466,399	472,125
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.496% 11/25/2069 (g)(o)		128,000	130,143
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10 Class A1, 5.119% 11/25/2070 (g)(o)		4,488,250	4,522,965
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.261% 8/25/2070 (o)		891,572	898,678
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1, 5.439% 7/25/2070 (o)		3,180,647	3,216,828
NACC Reperforming Loan REMIC Trust Series 2004-R2 Class A1, 6.5% 10/25/2034 (g)(o)		1,574	1,371
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (o)		1,240,789	1,186,450
New Residential Mortgage Loan Trust Series 2024-NQM3 Class B1, 7.1444% 11/25/2064 (g)(o)		259,000	269,716
New Residential Mortgage Loan Trust Series 2024-RTL2 Class A1, 5.443% 9/25/2039 (o)		2,000,000	2,017,751
New Residential Mortgage Loan Trust Series 2025-NQM1 Class A1, 5.643% 1/25/2065 (g)(o)		1,180,227	1,203,824
New Residential Mortgage Loan Trust Series 2025-NQM1 Class M1, 6.472% 1/25/2065 (g)(o)		322,972	336,271
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (o)		402,477	408,879
New Residential Mortgage Loan Trust Series 2025-NQM4 Class B1, 7.02% 7/25/2065 (g)(o)		125,000	130,526
New Residential Mortgage Loan Trust Series 2025-NQM5 Class A1, 5.109% 8/25/2065 (g)(o)		253,846	256,403
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (g)(o)		2,721,725	2,731,603
NLT Trust Series 2025-INV1 Class A1, 5.506% 2/25/2070 (g)(o)		5,925,421	5,989,167
NLT Trust Series 2025-INV1 Class A2, 5.708% 2/25/2070 (o)		664,450	671,046
NLT Trust Series 2025-INV1 Class A3, 5.86% 2/25/2070 (o)		1,140,114	1,150,865
NLT Trust Series 2025-INV1 Class AIOS, 0.3988% 2/25/2070 (g)(o)		9,078,019	62,421
NLT Trust Series 2025-INV1 Class B1, 6.5926% 2/25/2070 (g)(o)		364,000	363,423
NLT Trust Series 2025-INV1 Class B2, 6.5926% 2/25/2070 (g)(o)		286,000	279,975
NLT Trust Series 2025-INV1 Class B3, 6.5926% 2/25/2070 (g)(o)		178,987	165,758
NLT Trust Series 2025-INV1 Class M1, 6.314% 2/25/2070 (g)(o)		519,000	526,519
NLT Trust Series 2025-INV1 Class XS, 0.9008% 2/25/2070 (g)(o)		9,078,019	152,510
NMLT Trust Series 2021-INV3 Class PT, 2.2769% 11/25/2056 (o)		4,541,031	4,368,189
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 Class 1A3, 6.408% 5/25/2036		2,733,034	508,708
Nrm Fht1 Excess Owner LLC Series 2025-FHT1 Class A, 6.545% 3/25/2032 (o)(p)		3,857,344	3,928,401
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (g)(o)		605,428	609,037
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)		2,371,305	2,255,393
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)		1,205,907	1,158,434
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (o)		2,884,344	2,903,662
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (o)		6,296,757	6,166,327
NYMT Loan Trust Series 2025-INV2 Class A1, 5% 10/25/2060 (g)(o)		6,694,969	6,733,444
NYMT Loan Trust Series 2026-INV1 Class A1, 4.766% 2/25/2061 (g)(o)		420,141	421,094
NYMT Loan Trust Series 2026-INV1 Class A1LC, 4.945% 2/25/2061 (o)		167,000	168,488
NYMT Loan Trust Series 2026-INV1 Class B1, 6.472% 2/25/2061 (o)		320,000	322,706
NYMT Trust Series 2024-RR1 Class A, 7.375% 5/25/2064 (o)		310,597	313,172
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (o)(p)		3,191,588	3,214,401
OBX Trust Series 2021-NQM3 Class A1, 1.054% 7/25/2061 (o)		9,483,430	8,052,535
OBX Trust Series 2022-NQM7 Class A1, 5.11% 8/25/2062 (o)(p)		3,494,541	3,486,966
OBX Trust Series 2023-NQM8 Class A2, 7.248% 9/25/2063 (o)		584,516	589,105
OBX Trust Series 2024-HYB2 Class A1, 3.6947% 4/25/2053 (g)(o)		345,190	346,818
OBX Trust Series 2024-NQM2 Class A1, 5.878% 12/25/2063 (o)		717,390	721,471
OBX Trust Series 2024-NQM8 Class A1, 6.233% 5/25/2064 (o)		1,392,041	1,408,675
OBX Trust Series 2024-NQM9 Class A1, 6.03% 1/25/2064 (g)(o)		2,720,280	2,749,917
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (o)(p)		3,418,155	3,455,194
OBX Trust Series 2025-NQM13 Class A1, 5.441% 5/25/2065 (o)		5,002,091	5,059,294
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (g)(o)		1,786,830	1,792,462
OBX Trust Series 2025-NQM3 Class A1, 5.648% 12/1/2064 (g)(o)		285,013	288,244
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (g)(o)		2,220,917	2,245,544
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (o)		47,500	47,437
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)		175,560	173,299
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (g)(o)		1,490,941	1,468,054
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (g)(o)		1,172,359	1,136,367
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)		410,230	410,230
Onslow Bay Mortgage Loan Trust Series 2021-NQM4 Class A2, 2.162% 10/25/2061 (g)(o)		6,499,997	5,743,545
OSS Mortgage Trust Series 2024-H6 Class A1, 5.129% 9/25/2069 (o)		5,828,084	5,846,373
PHH Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/2038 (l)		1,140	997
PMT Credit Risk Transfer Trust Series 2024-1R Class A, U.S. 30-Day Avg. SOFR Index + 3.5%, 7.1672% 5/25/2033 (f)(g)(o)		6,638,800	6,699,808
PMT Credit Risk Transfer Trust Series 2024-2R Class A, U.S. 30-Day Avg. SOFR Index + 3.35%, 7.0182% 3/29/2027 (f)(g)(o)		4,595,677	4,633,760
Pmt Loan Trust Series 2024-INV1 Class A3, 5.5% 10/25/2059 (o)		4,103,371	4,153,701
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (g)(o)		2,600,773	2,623,504
Pret 2024-Rpl2 Tr Series 2024-RPL2 Class A1, 4.075% 6/25/2064 (g)(o)		5,158,753	4,995,963
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (o)(p)		2,047,121	2,018,859
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)		1,600,593	1,556,424
PRET Trust Series 2025-RPL1 Class A1, 4% 7/25/2069 (o)		1,989,848	1,956,299
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (o)		2,734,923	2,687,112
Prime Mortgage Trust Series 2004-CL1 Class 1A1, 6% 2/25/2034		619	621
PRKCM Trust Series 2023-AFC1 Class B1, 7.3795% 2/25/2058 (g)(o)		757,000	755,290
PRKCM Trust Series 2023-AFC3 Class A2, 6.987% 9/25/2058 (o)		508,739	511,324
PRMP Trust Series 2024-NQM3 Class A1, 5.228% 8/25/2069 (o)		6,352,994	6,379,975
PRPM Trust Series 2025-NQM5 Class A1A, 5.176% 10/25/2070 (o)		381,017	385,195
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (g)(o)		408,115	410,176
Prpm 2025-Rpl2 LLC Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (o)		4,684,920	4,595,295
PRPM LLC Series 2024-HOME1 Class A1, 6.431% 5/25/2059 (g)(o)		1,818,512	1,844,702
PRPM LLC Series 2024-NQM1 Class A1, 6.265% 12/25/2068 (o)		303,455	306,478
PRPM LLC Series 2024-NQM1 Class B1, 7.3864% 12/25/2068 (g)(o)		224,000	226,562
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (o)		938,918	931,780
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)		3,525,641	3,499,315
PRPM LLC Series 2024-RCF5 Class A1, 4% 8/25/2054 (o)		1,221,294	1,212,118
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (g)(o)		237,546	235,377
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (g)(o)		312,991	310,441
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (g)(o)		2,815,010	2,757,703
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (o)		7,585,001	7,477,092
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (o)		2,023,392	2,026,671
PRPM LLC Series 2025-RPL1 Class A1, 4% 3/25/2055 (o)		3,037,614	2,994,959
PRPM LLC Series 2025-RPL1 Class A2, 4% 3/25/2055 (o)		621,000	605,199
PRPM LLC Series 2025-RPL1 Class A3, 4% 3/25/2055 (o)		366,000	354,486
PRPM LLC Series 2025-RPL1 Class M1A, 4% 3/25/2055 (o)		357,000	341,728
PRPM LLC Series 2025-RPL1 Class M1B, 4% 3/25/2055 (o)		126,000	119,266
PRPM Trust Series 2022-INV1 Class A2, 4.4121% 4/25/2067 (g)(o)		572,812	567,751
PRPM Trust Series 2024-NQM2 Class A1, 6.327% 6/25/2069 (g)(o)		1,993,553	2,025,046
PRPM Trust Series 2025-NQM1 Class A1, 5.802% 11/25/2069 (g)(o)		1,270,106	1,286,002
PRPM Trust Series 2025-NQM1 Class M1A, 6.645% 11/25/2069 (o)(p)		662,810	678,225
PRPM Trust Series 2025-NQM2 Class A1, 5.688% 4/25/2070 (o)		1,474,918	1,493,825
PRPM Trust Series 2025-NQM3 Class A1, 5.606% 5/25/2070 (g)(o)		885,908	897,729
PRPM Trust Series 2025-RCF1 Class A1, 4.5% 2/25/2055 (g)(o)		796,102	796,355
Radnor Re Ltd Series 2022-1 Class M1B, U.S. 30-Day Avg. SOFR Index + 6.75%, 10.4172% 9/25/2032 (f)(g)(o)		242,510	249,950
Rain City Mortgage Trust Series 2024-RTL1 Class A1, 6.53% 9/25/2029 (o)		338,000	341,344
Rckt Mortgage Trust 2025-Ces6 Series 2025-CES6 Class A1A, 5.472% 6/25/2055 (o)		6,003,164	6,065,832
RCKT Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (o)(p)		2,440,618	2,463,756
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (o)		2,764,803	2,794,656
RCKT Trust Series 2024-CES7 Class A1A, 5.158% 10/25/2044 (g)(o)		2,352,028	2,359,956
Residential Accredit Loans Inc Trust Series 2007-QS8 Class A5, 6% 6/25/2037		673,090	552,800
Residential Accredit Loans, Inc. Trust Series 2005-QS5 Class A4, 5.75% 4/25/2035		14,733	13,612
Residential Accredit Loans, Inc. Trust Series 2006-QA10 Class A2, CME Term SOFR 1 month Index + 0.4745%, 4.1482% 12/25/2036 (f)		86,329	75,519
Residential Accredit Loans, Inc. Trust Series 2006-QS4 Class A4, 6% 4/25/2036		1,112,297	915,488
Residential Accredit Loans, Inc. Trust Series 2007-QS3 Class A5, 6.25% 2/25/2037		1,799,209	1,477,541
Residential Asset Securitization Trust Series 2006-A14C Class 1A2, 6.25% 12/25/2036		918,579	635,748
Residential Asset Securitization Trust Series 2007-A9 Class A1, CME Term SOFR 1 month Index + 0.6645%, 4.3382% 9/25/2037 (f)(g)		2,959,151	705,801
Residential Asset Securitization Trust Series 2007-A9 Class A2, 6.3355% - CME Term SOFR 1 month Index 2.6618% 9/25/2037 (g)(t)		2,959,140	415,176
Residential Mortgage Loan Trust Series 2019-2 Class B2, 6.037% 5/25/2059 (o)		540,000	536,042
Residential Mortgage Loan Trust Series 2019-3 Class B2, 5.664% 9/25/2059 (g)(o)		136,000	135,232
RFMSI Trust Series 2006-SA4 Class 2A1, 5.4298% 11/25/2036 (g)		58,929	49,484
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (o)		474,972	450,958
Roc Mortgage Trus Series 2025-RTL1 Class A1, 5.625% 2/25/2040 (o)(p)		1,700,000	1,711,090
Rocket Mortgage Trust Series 2024-CES5 Class A1A, 5.846% 8/25/2044 (o)(p)		926,444	935,346
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (o)(p)		2,568,532	2,587,781
Saco I, Inc. Series 1997-2 Class 1A5, 7% 8/25/2036 (l)(o)		207	189
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/2030 (g)(o)		16,541	16,552
Saluda Grade Alternative Mortgage Trust Series 2024-RTL5 Class A1, 7.762% 4/25/2030 (o)(p)		233,000	233,867
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (g)(o)		256,755	260,193
Santander Mortgage Asset Receivable Trust Series 2025-NQM1 Class A1, 4.947% 11/25/2065 (g)(o)		215,573	216,554
Santander Mortgage Asset Receivable Trust Series 2025-NQM1 Class A1, 5.545% 1/25/2065 (g)(o)		1,658,890	1,675,373
Santander Mortgage Asset Receivable Trust Series 2025-NQM5 Class A1, 5.067% 8/25/2065 (g)(o)		5,883,080	5,917,491
Santander Mortgage Asset Receivable Trust Series 2025-NQM6 Class A1, 5.138% 11/25/2065 (g)(o)		306,319	308,532
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class B1, 7.2196% 5/25/2065 (g)(o)		1,000,000	1,017,956
Seasoned Loans Structured Transaction Series 2018-1 Series 2025-1 Class A1, 3% 5/25/2035		4,106,405	3,845,112
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (f)(g)		480	451
Sequoia Mortgage Trust Series 2004-8 Class A2, CME Term SOFR 6 month Index + 1.1683%, 4.7627% 9/20/2034 (f)(g)		2,517	2,375
Sequoia Mortgage Trust Series 2007-3 Class 2AA1, 4.3874% 7/20/2037 (g)		353,925	278,675
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.4749% 11/25/2063 (g)(o)		6,160,717	6,236,861
Sequoia Mortgage Trust Series 2025-2 Class A5, 5.5% 3/25/2055 (g)(o)		1,365,773	1,375,206
Sg Residential Mortgage Trust 2021-1 Series 2021-1 Class A1, 1.16% 7/25/2061 (o)		452,185	384,018
SG Residential Mortgage Trust 2026-1 Series 2026-1 Class A1, 4.782% 1/25/2066 (g)(o)		833,000	833,649
SG Residential Mortgage Trust Series 2022-2 Class B1, 5.2585% 8/25/2062 (g)(o)		104,000	103,143
SG Residential Mortgage Trust Series 2022-2 Class M1, 5.2663% 8/25/2062 (g)(o)		485,000	483,063
SGR Residential Mortgage Trust Series 2025-1 Class A1, 5.098% 12/25/2065 (g)(o)		494,355	497,114
SGR Residential Mortgage Trust Series 2025-1 Class ALCF, 5.231% 12/25/2065 (o)		433,000	437,746
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.23% 10/25/2034 (g)		444	435
Structured Adjustable Rate Mortgage Loan Trust Series 2007-6 Class 3A1, 4.2627% 7/25/2037 (g)		1,267,070	795,560
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-26A Class 3A5, 5.4758% 9/25/2033 (g)		5,284	5,085
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 1A, 5.5029% 12/25/2033 (g)		9,969	9,544
Structured Asset Securities Corp Mortgage Loan Trust Series 2003-37A Class 2A, 5.4370% 12/25/2033 (g)		758	715
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 9/25/2043 (f)(g)		665,671	647,238
TMX 10Y Canadian Bond Contracts (Canada) (f)(g)		575	575
Toorak Mortgage Corp Ltd Series 2021-INV1 Class B1, 3.287% 7/25/2056 (o)		100,000	86,682
Toorak Mortgage Trust Series 2024-2 Class A1, 6.329% 10/25/2031 (o)		252,000	252,808
Towd Point Mortgage Trust Series 2016-1 Class B2, 4.3696% 2/25/2055 (g)(o)		500,000	495,872
Towd Point Mortgage Trust Series 2017-FRE2 Class M6, 4% 11/25/2047 (o)(p)		30,023	29,882
Towd Point Mortgage Trust Series 2021-R1 Class A1, 2.9181% 11/30/2060 (g)(o)		983,029	909,319
Towd Point Mortgage Trust Series 2021-R1 Class A2C, 3.3072% 11/30/2060 (g)(o)		877,659	797,396
Towd Point Mortgage Trust Series 2021-SJ2 Class A2, 2.5% 12/25/2061 (o)		1,500,000	1,413,532
Towd Point Mortgage Trust Series 2024-3 Class A1A, 5.0373% 7/25/2065 (g)(o)		2,898,573	2,959,317
Towd Point Mortgage Trust Series 2024-4 Class A1A, 4.593% 10/27/2064 (g)(o)		10,983,138	11,179,598
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.5964% 10/25/2064 (g)(o)		12,733,736	13,019,288
TRK Trust Series 2021-INV2 Class B1, 4.104% 11/25/2056 (o)		148,000	128,938
Vendee Mortgage Trust Series 1996-2 Class 1Z, 6.75% 6/15/2026		308	308
Vendee Mortgage Trust Series 1998-1 Class 2E, 7% 3/15/2028		2,899	2,921
Vendee Mortgage Trust Series 1999-1 Class 2Z, 6.5% 1/15/2029		543	547
Versus Securitization Trust Series 2026-1 Class A1FC, 4.743% 1/25/2071 (o)(p)		396,241	396,812
Versus Securitization Trust Series 2026-1 Class A1LC, 5.02% 1/25/2071 (o)		136,477	137,997
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (g)(o)		5,431,157	5,447,934
Versus Securitization Trust Series 2026-R1 Class A1LC, 4.943% 10/25/2067 (o)		362,000	365,294
Verus Securitization Tr 2021-8 Series 2021-8 Class A1, 2.824% 11/25/2066 (o)		287,357	269,999
Verus Securitization Trust 2026-2 Series 2026-2 Class A1FC, 4.507% 2/25/2071 (o)(p)		3,500,000	3,501,267
Verus Securitization Trust 2026-2 Series 2026-2 Class A1LC, 4.751% 2/25/2071 (o)		564,684	568,292
Verus Securitization Trust Series 2021-3 Class B1, 3.203% 6/25/2066 (o)		100,000	79,778
Verus Securitization Trust Series 2022-3 Class B1, 4.0459% 2/25/2067 (g)(o)		158,000	135,354
Verus Securitization Trust Series 2023-2 Class A1, 6.193% 3/25/2068 (g)(o)		228,151	227,691
Verus Securitization Trust Series 2023-2 Class B1, 7.3816% 3/25/2068 (g)(o)		676,000	674,037
Verus Securitization Trust Series 2023-3 Class B1, 7.6883% 3/25/2068 (g)(o)		1,210,000	1,207,564
Verus Securitization Trust Series 2024-4 Class A1, 6.218% 6/25/2069 (o)(p)		907,703	918,236
Verus Securitization Trust Series 2024-5 Class A1, 6.192% 6/25/2069 (o)		2,321,555	2,350,849
Verus Securitization Trust Series 2024-7 Class B1, 6.496% 9/25/2069 (o)		299,000	303,024
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (g)(o)		7,256,181	7,323,447
Verus Securitization Trust Series 2025-12 Class A1LC, 5.11% 12/25/2070 (o)		248,422	251,668
Verus Securitization Trust Series 2025-2 Class A1, 5.307% 3/25/2070 (o)		3,334,314	3,358,731
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (o)		835,406	844,105
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (g)(o)		2,484,759	2,510,221
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (o)(p)		3,615,667	3,654,956
Visio Trust Series 2022-1 Class B1, 6.001% 8/25/2057 (g)(o)		200,000	199,706
Vista Point Securitization Trust Series 2020-2 Class B2, 5.16% 4/25/2065 (o)		357,200	351,437
Wachovia Mortgage Loan Trust Series 2006-AMN1 Class A2, CME Term SOFR 1 month Index + 0.4145%, 4.0882% 8/25/2036 (f)		2,585,390	851,723
WaMu Mortgage MSC Pass Through Certificates Series 2004-RA1 Class 2A, 7% 3/25/2034		1,940	1,968
WaMu Mortgage MSC Pass Through Certificates Series 2005-4 Class CB7, 5.5% 6/25/2035		5,660	5,316
WaMu Mortgage MSC Pass Through Certificates Series 2005-AR1 Class A1A, 4.3082% 12/25/2035 (g)		397,033	346,444
WaMu Mortgage MSC Pass Through Certificates Series 2006-2 Class 3CB, 6% 3/25/2036		1,004,642	811,343
WaMu Mortgage Pass Through Certificates Series 2003-AR8 Class A, 5.2296% 8/25/2033 (g)		1,236	1,183
WaMu Mortgage Pass Through Certificates Series 2003-AR9 Class 1A6, 5.4179% 9/25/2033 (g)		945	889
WaMu Mortgage Pass Through Certificates Series 2004-AR11 Class A, 0% 10/25/2034 (g)		2,446	2,264
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A1, 5.3576% 6/25/2034 (g)		363	340
WaMu Mortgage Pass Through Certificates Series 2004-AR3 Class A2, 5.3576% 6/25/2034 (g)		3,353	3,103
WaMu Mortgage Pass Through Certificates Series 2004-S2 Class 2A4, 5.5% 6/25/2034		2,709	2,562
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A1B, CME Term SOFR 1 month Index + 0.8545%, 4.5282% 1/25/2045 (f)		611,568	608,563
WaMu Mortgage Pass Through Certificates Series 2005-AR2 Class 2A21, CME Term SOFR 1 month Index + 0.7745%, 4.4482% 1/25/2045 (f)(g)		290	288
WaMu Mortgage Pass Through Certificates Series 2006-4 Class 3A1, 7% 5/25/2036 (p)		145,873	133,864
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1A, 6.586% 9/25/2036 (p)		614,371	164,990
WaMu Mortgage Pass Through Certificates Series 2006-7 Class A1B, CME Term SOFR 1 month Index + 0.2745%, 3.9482% 9/25/2036 (f)		1,904,448	514,542
WaMu Mortgage Pass Through Certificates Series 2006-8 Class A4, 6.5% 10/25/2036 (p)		230,984	80,640
WaMu Mortgage Pass Through Certificates Series 2007-HY3 Class 4A1, 4.9519% 3/25/2037 (g)		1,071	991
WaMu Mortgage Pass Through Certificates Series 2007-HY4 Class 1A1, 3.6668% 4/25/2037 (g)		969,613	891,216
WaMu Mortgage Pass Through Certificates Series 2007-OA1 Class 2A, 12 month Average U.S. Treasury Maturity + 0.72%, 4.6351% 12/25/2046 (f)(g)		12,061	10,766
WaMu Mortgage Pass Through Certificates Series 2007-OA2 Class 2A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.6151% 1/25/2047 (f)(g)		500,018	427,731
WaMu Mortgage Pass Through Certificates Series 2007-OA5 Class 1A, 12 month Average U.S. Treasury Maturity + 0.75%, 4.6651% 6/25/2047 (f)(g)		231,763	186,932
WaMu Mortgage Pass Through Certificates Series 2007-OC2 Class A3, CME Term SOFR 1 month Index + 0.7345%, 4.4082% 6/25/2037 (f)		32,272	31,080
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 6.49% 7/25/2034 (g)		578	579
Wells Fargo Mortgage Backed Securities Trust Series 2004-U Class A1, 6.6893% 10/25/2034 (g)		1,387	1,366
TOTAL UNITED STATES			1,031,023,925
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,033,421,037)			1,041,533,858

Commercial Mortgage Securities - 3.0%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
BX Commercial Mortgage Trust Series 2024-PURE Class A, Canadian Overnight Repo Rate + 1.9%, 4.1751% 11/15/2041 (f)(g)(o)	CAD	68,106	50,272
IRELAND - 0.0%
Caister Finance Dac Series 2025-1A Class C, SONIA Overnight Deposit Rates SWAP + 2.84%, 6.5842% 8/17/2035 (f)(g)(o)	GBP	1,500,000	2,024,452
DBMS DAC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 1.8%, 5.5365% 2/18/2036 (f)(g)(q)	GBP	100,000	135,027
Last Mile Logistics Pan Euro Finance DAC Series 2021-1X Class E, 3 month EURIBOR + 2.7%, 4.699% 8/17/2033 (f)(g)(q)	EUR	174,710	206,151
Sirius Logistics Series 2026-1A Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.4972% 11/17/2035 (f)(g)(o)	GBP	1,500,000	2,021,239
Taurs Series 2025-UK2X Class B, SONIA Overnight Deposit Rates SWAP + 2%, 5.7296% 2/18/2035 (f)(g)(q)	GBP	111,616	150,667
Taurus 2025-4 UK DAC Series 2025-UK4 Class B, SONIA Overnight Deposit Rates SWAP + 1.6%, 5.3286% 8/18/2035 (f)(g)(q)	GBP	100,000	134,757
Taurus 2025-4 UK DAC Series 2025-UK4 Class C, SONIA Overnight Deposit Rates SWAP + 1.95%, 5.6786% 8/18/2035 (f)(g)(q)	GBP	100,000	134,756
Thunder Logistics Series 2024-1X Class B, 3 month EURIBOR + 2.05%, 4.049% 11/17/2036 (f)(g)(q)	EUR	62,708	74,223
UK Logistics DAC Series 2025-2X Class B, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.3952% 8/17/2035 (f)(g)(q)	GBP	130,911	176,411
UK Logistics Series 2024-1X Class A, SONIA Overnight Deposit Rates SWAP + 1.65%, 5.3952% 5/17/2034 (f)(g)(q)	GBP	60,989	82,344
TOTAL IRELAND			5,140,027
LUXEMBOURG - 0.0%
SV Vanir Logistics Finance Sarl Series 2025-1X Class C, 3 month EURIBOR + 1.9%, 0% 7/23/2037 (f)(g)(q)	EUR	100,000	118,229
UNITED KINGDOM - 0.0%
Sage AR Funding No 1 PLC Series 2025-1X Class C, SONIA Overnight Deposit Rates SWAP + 2.4%, 6.1444% 5/17/2037 (f)(g)(q)	GBP	117,497	159,218
Sage AR Funding No 1 PLC Series 2025-1X Class D, SONIA Overnight Deposit Rates SWAP + 3.9%, 7.6444% 5/17/2037 (f)(g)(q)	GBP	101,960	138,138
Sage AR Funding Series 2026-1X Class C, SONIA Overnight Deposit Rates SWAP + 1.75%, 5.4792% 5/18/2038 (f)(q)	GBP	417,000	561,970
Sage AR Funding Series 2026-1X, SONIA Overnight Deposit Rates SWAP + 0%, 6.2292% 5/18/2038 (f)(g)(q)	GBP	178,000	239,882
Together Asset Backed Securitisation PLC Series 2025-CRE1 Class B, SONIA Overnight Deposit Rates SWAP + 1.5%, 5.2325% 1/15/2057 (f)(g)(q)	GBP	100,000	135,742
UK Logistics Dac Series 2024-2A Class C, SONIA Overnight Deposit Rates SWAP + 2.1%, 5.8452% 2/17/2035 (f)(g)(o)	GBP	1,530,768	2,081,151
TOTAL UNITED KINGDOM			3,316,101
UNITED STATES - 3.0%
1345 Trust Series 2025-AOA Class A, CME Term SOFR 1 month Index + 1.6%, 5.2597% 6/15/2042 (f)(g)(o)		397,000	397,833
1345 Trust Series 2025-AOA Class E, CME Term SOFR 1 month Index + 4.5%, 8.1597% 6/15/2042 (f)(g)(o)		346,000	347,140
20 Times Square Trust Series 2018-20TS Class F, 3.0999% 5/15/2035 (g)(o)		3,016,196	2,714,576
2023-MIC Trust/THE Series 2023-MIC Class A, 8.4366% 12/5/2038 (g)(o)		82,000	88,713
245 Park Avenue Trust Series 2017-245P Class E, 3.6574% 6/5/2037 (g)(o)		1,008,000	970,888
280 Park Avenue Mortgage Trust Series 2017-280P Class A, CME Term SOFR 1 month Index + 0.88%, 4.849% 9/15/2034 (f)(g)(o)		104,000	103,610
280 Park Avenue Mortgage Trust Series 2017-280P Class E, CME Term SOFR 1 month Index + 2.4189%, 6.0879% 9/15/2034 (f)(o)		154,796	152,861
3650r Commercial Mortgage Trust Series 2021-PF1 Class A4, 2.253% 11/15/2054		4,200,000	3,797,295
3650r Commercial Mortgage Trust Series 2021-PF1 Class A5, 2.522% 11/15/2054		1,000,000	901,932
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (f)(g)(o)		5,703,000	5,731,612
ALA Trust Series 2025-OANA Class D, CME Term SOFR 1 month Index + 3.0907%, 6.7507% 6/15/2040 (f)(g)(o)		254,000	255,270
AOA Mortgage Trust Series 2025-1301 Class A, 5.0587% 8/11/2042 (g)(o)		155,000	158,720
AOA Mortgage Trust Series 2025-1301 Class E, 7.237% 8/11/2042 (g)(o)		108,000	113,130
AOA Mortgage Trust Series 2025-1301 Class F, 8.1033% 8/11/2042 (g)(o)		937,000	990,539
Arbor Multifamily Mortgage Securities Trust Series 2021-MF3 Class A5, 2.5747% 10/15/2054 (o)		440,000	404,253
Ares Commercial Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.6916%, 5.3513% 7/15/2041 (f)(g)(o)		430,000	430,398
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 2/15/2043 (f)(g)(o)		540,000	540,168
Ares Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.443%, 5.1027% 10/15/2034 (f)(g)(o)		680,000	680,192
Atrium Hotel Portfolio Trust Series 2017-ATRM Class A, CME Term SOFR 1 month Index + 1.227%, 4.887% 12/15/2036 (f)(g)(o)		2,312,062	2,286,051
Atrium Hotel Portfolio Trust Series 2024-ATRM Class A, 5.5895% 11/10/2029 (g)(o)		410,000	421,428
Atrium Hotel Portfolio Trust Series 2024-ATRM Class E, 9.5201% 11/10/2029 (g)(o)		84,000	86,671
Atrium Hotel Portfolio Trust Series 2025-ATRM Class A, CME Term SOFR 1 month Index + 1.65%, 5.3097% 8/15/2042 (f)(g)(o)		209,000	209,423
Atrium Hotel Portfolio Trust Series 2025-ATRM Class F, CME Term SOFR 1 month Index + 5.5%, 9.1597% 8/15/2042 (f)(g)(o)		447,000	445,827
Atrium Hotel Portfolio Trust Series 2025-ATRM Class G, CME Term SOFR 1 month Index + 6.75%, 10.4097% 8/15/2042 (f)(g)(o)		83,000	82,787
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)		3,623,131	3,505,478
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)		752,000	717,661
BAMLL Re-REMIC Trust Series 2024-FRR2 Class C, 1.2152% 7/27/2050 (g)(o)		6,500,000	6,128,783
BAMLL Re-REMIC Trust Series 2024-FRR2 Class D, 1.2131% 7/27/2050 (g)(o)		4,000,000	3,714,647
BAMLL Re-REMIC Trust Series 2024-FRR3 Class D, 0.5525% 1/27/2050 (g)(o)		3,000,000	2,820,637
Bamll Series 2024-BHP Class A, CME Term SOFR 1 month Index + 2.35%, 6.0097% 8/15/2039 (f)(g)(o)		280,000	281,202
BAMLL Trust Series 2025-ASHF Class A, CME Term SOFR 1 month Index + 1.85%, 5.531% 2/15/2042 (f)(g)(o)		746,000	746,092
BAMLL Trust Series 2025-ASHF Class E, CME Term SOFR 1 month Index + 5.25%, 8.931% 2/15/2042 (f)(g)(o)		300,000	300,076
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060		56,182	55,987
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061		292,553	280,877
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052		3,698,123	3,539,417
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052		838,000	802,676
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052		306,196	299,999
BANK Series 2020-BN25 Class XB, 0.4361% 1/15/2063 (g)(t)		5,200,000	86,732
BANK Series 2020-BN28 Class A3, 1.584% 3/15/2063		8,715,000	7,878,218
BANK Series 2021-BN31 Class XB, 0.8674% 2/15/2054 (g)(t)		7,000,000	238,031
BANK Series 2021-BN32 Class A4, 2.349% 4/15/2054		20,000,000	18,560,288
BANK Series 2021-BN33 Class A4, 2.27% 5/15/2064		9,000,000	8,277,964
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (g)(t)		13,144,922	472,313
BANK Series 2021-BN34 Class XB, 0.5094% 6/15/2063 (g)(t)		171,794,000	3,978,388
BANK Series 2021-BN35 Class C, 2.902% 6/15/2064		123,000	106,307
BANK Series 2022-BNK44 Class A5, 5.7432% 11/15/2055 (g)		1,700,000	1,834,798
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056		2,500,000	2,691,493
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (g)(t)		8,800,000	251,726
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059		2,900,000	3,010,111
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (o)		4,796,000	4,802,574
Bay 2025-Livn Mortgage Trust Series 2025-LIVN Class A, CME Term SOFR 1 month Index + 1.8%, 5.46% 5/15/2035 (f)(g)(o)		1,123,000	1,122,464
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.4462% 11/25/2035 (f)(g)(o)		9,439	9,367
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.4312% 1/25/2036 (f)(g)(o)		22,479	21,626
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.5212% 1/25/2036 (f)(g)(o)		7,354	7,082
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 12/25/2036 (f)(g)(o)		47,559	45,767
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1932% 3/25/2037 (f)(g)(o)		11,875	11,446
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1932% 7/25/2037 (f)(g)(o)		40,542	38,280
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.2682% 7/25/2037 (f)(g)(o)		37,444	34,638
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.3432% 7/25/2037 (f)(g)(o)		12,745	11,588
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.2232% 7/25/2037 (f)(g)(o)		13,406	12,836
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 7/25/2037 (f)(g)(o)		7,105	6,583
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2982% 7/25/2037 (f)(g)(o)		7,599	6,972
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.3432% 7/25/2037 (f)(g)(o)		12,171	11,392
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.5382% 7/25/2037 (f)(g)(o)		19,214	17,954
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.6882% 7/25/2037 (f)(g)(l)(o)		14,929	14,812
BBCCRE Trust Series 2015-GTP Class A, 3.966% 8/10/2033 (o)		274,000	259,398
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (g)(o)		4,500,000	4,305,450
BBCMS Mortgage Trust Series 2018-TALL Class A, CME Term SOFR 1 month Index + 0.872%, 4.579% 3/15/2037 (f)(g)(o)		525,000	504,336
BBCMS Mortgage Trust Series 2019-C4 Class A4, 2.661% 8/15/2052		3,471,290	3,341,854
BBCMS Mortgage Trust Series 2021-C9 Class A4, 2.021% 2/15/2054		9,754,302	8,890,686
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055		18,000	18,067
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (g)		1,600,000	1,721,553
BBCMS Mortgage Trust Series 2024-5C29 Class XB, 0.9934% 9/15/2057 (g)(t)		147,436,000	4,939,327
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057		26,000	28,215
BBCMS Mortgage Trust Series 2024-C30 Class A5, 5.532% 11/15/2057		13,000	13,902
BBCMS Mortgage Trust Series 2025-C35 Class AS, 5.843% 7/15/2058		101,000	107,681
BBCMS Mortgage Trust Series 2025-C35 Class D, 4.5% 7/15/2058 (o)		111,000	88,128
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058		11,000	11,556
Benchmark Mortgage Trust Series 2018-B2 Class A4, 3.6147% 2/15/2051		3,500,000	3,469,585
Benchmark Mortgage Trust Series 2018-B4 Class A2, 3.976% 7/15/2051		1,329,750	1,322,268
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051		949,000	948,597
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062		2,373,000	2,341,566
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0157% 8/15/2052 (g)(t)		34,477,112	823,631
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057		7,629,000	7,315,095
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (g)(t)		19,577,334	372,138
Benchmark Mortgage Trust Series 2020-B16 Class A4, 2.483% 2/15/2053		3,200,000	3,022,501
Benchmark Mortgage Trust Series 2020-B18 Class A4, 1.672% 7/15/2053		10,000,000	9,039,020
Benchmark Mortgage Trust Series 2020-B19 Class A3, 1.787% 9/15/2053		5,800,000	5,675,050
Benchmark Mortgage Trust Series 2020-B19 Class A4, 1.546% 9/15/2053		12,500,000	11,541,530
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053		1,900,000	1,717,383
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053		69,000	62,301
Benchmark Mortgage Trust Series 2020-B22 Class A4, 1.685% 1/15/2054		3,175,000	2,893,320
Benchmark Mortgage Trust Series 2021-B23 Class A4A1, 1.823% 2/15/2054		2,000,000	1,783,723
Benchmark Mortgage Trust Series 2021-B24 Class A4, 2.2638% 3/15/2054		5,800,000	5,326,839
Benchmark Mortgage Trust Series 2021-B26 Class A4, 2.295% 6/15/2054		8,800,000	8,101,565
Benchmark Mortgage Trust Series 2023-V2 Class A3, 5.8118% 5/15/2055		13,000,000	13,436,704
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057		4,400,000	4,598,280
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057		11,710,000	12,350,639
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.4196% 10/15/2058 (g)(o)(t)		28,892,000	554,726
Benchmark Mortgage Trust Series 2025-V19 Class A3, 5.249% 1/15/2058 (g)		10,600,000	11,074,080
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059		3,000,000	3,129,496
BFLD Commercial Mortgage Trust Series 2024-UNIV Class A, CME Term SOFR 1 month Index + 1.4925%, 5.1522% 11/15/2041 (f)(g)(o)		210,000	210,066
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2992% 11/15/2041 (f)(g)(o)		134,000	134,335
BFLD Commercial Mortgage Trust Series 2025-5MW Class A, 4.6742% 10/10/2042 (g)(o)		161,000	162,816
BFLD Commercial Mortgage Trust Series 2025-5MW Class E, 7.9126% 10/10/2042 (g)(o)		15,000	15,826
BFLD Commercial Mortgage Trust Series 2025-660F Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 11/15/2042 (f)(g)(o)		614,000	615,151
BFLD Commercial Mortgage Trust Series 2025-660F Class D, CME Term SOFR 1 month Index + 2.75%, 6.4097% 11/15/2042 (f)(g)(o)		68,000	68,170
BFLD Trust Series 2024-VICT Class A, CME Term SOFR 1 month Index + 1.89%, 5.5497% 7/15/2041 (f)(g)(o)		2,906,000	2,909,646
BFLD Trust Series 2024-WRHS Class A, CME Term SOFR 1 month Index + 1.4921%, 5.1518% 7/15/2039 (f)(g)(o)		834,297	834,558
BFLD Trust Series 2025-EWEST Class A, CME Term SOFR 1 month Index + 1.55%, 5.2097% 6/15/2042 (f)(g)(o)		734,000	735,084
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A, CME Term SOFR 1 month Index + 1.85%, 5.5097% 8/15/2042 (f)(g)(o)		625,000	628,911
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 9/15/2026 (f)(g)(o)		8,921,000	8,865,908
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (f)(g)(o)		2,569,968	2,569,968
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5B13, 2.1595% 5/25/2052 (g)(o)		4,000,000	3,634,013
BMD2 Re-Remic Trust Series 2019-FRR1 Class 5D1, 0% 5/25/2052 (o)(s)		4,000,000	3,122,298
BMD2 Re-Remic Trust Series 2019-FRR1 Class 6C, 0% 5/25/2052 (o)(s)		4,200,000	3,358,360
BMO Mortgage Trust Series 2022-C1 Class A4, 3.119% 2/17/2055		6,200,000	5,807,388
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056		10,000,000	10,478,316
BMO Mortgage Trust Series 2023-C5 Class A2, 6.5176% 6/15/2056		8,500,000	8,753,023
BMO Mortgage Trust Series 2025-5C12 Class A3, 5.18% 10/15/2058		17,950,000	18,640,167
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (g)(t)		5,700,000	191,878
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058		3,200,000	3,267,047
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058		2,300,000	2,395,518
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (g)		6,700,000	7,070,665
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (f)(g)(o)		4,040,000	4,041,263
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (f)(g)(o)		1,590,000	1,590,994
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (f)(g)(o)		1,060,000	1,060,994
BMP Series 2024-MF23 Class D, CME Term SOFR 1 month Index + 2.3905%, 6.0501% 6/15/2041 (f)(g)(o)		1,463,000	1,464,372
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0487% 6/15/2041 (f)(g)(o)		124,000	124,154
BOCA Commercial Mortgage Trust Series 2025-BOCA Class A, CME Term SOFR 1 month Index + 1.6%, 5.2597% 12/15/2042 (f)(g)(o)		6,570,000	6,596,704
Bpr Coml Mtg Trust Series 2025-STAR Class A, 5.112% 11/5/2042 (g)(o)		190,000	194,249
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (g)(o)		100,000	102,876
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (g)(o)		500,000	516,713
BPR Trust Series 2023-STON Class A, 7.497% 12/5/2039 (o)		304,000	314,034
BPR Trust Series 2024-PMDW Class A, 5.358% 11/5/2041 (g)(o)		40,000	41,228
Brck Trust Series 2025-830B Class A, 4.9556% 12/10/2042 (g)(o)		242,000	245,165
Brck Trust Series 2025-830B Class E, 7.5058% 12/10/2042 (g)(o)		388,000	399,953
Brck Trust Series 2025-830B Class F, 8.4001% 12/10/2042 (g)(o)		194,000	201,377
Bres Coml Mtg Trust Series 2025-ATCAP Class A, CME Term SOFR 1 month Index + 1.4938%, 5.1534% 11/15/2042 (f)(g)(o)		393,000	394,240
BSTN Commercial Mortgage Trust Series 2025-1C Class A, 5.5479% 6/15/2044 (g)(o)		384,000	403,098
BSTN Commercial Mortgage Trust Series 2025-1C Class C, 6.4441% 6/15/2044 (g)(o)		344,000	362,719
BSTN Commercial Mortgage Trust Series 2025-1C Class D, 6.9407% 6/15/2044 (g)(o)		335,000	353,229
BWAY Mortgage Trust Series 2013-1515 Class F, 3.927% 3/10/2033 (g)(o)		146,276	125,109
Bway Trust Series 2025-1535 Class A, 6.5193% 5/5/2042 (g)(o)		62,000	63,797
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (f)(g)(o)		3,220,918	3,220,918
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class A, CME Term SOFR 1 month Index + 1.541%, 5.2007% 5/15/2034 (f)(g)(o)		167,791	167,896
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (f)(g)(o)		12,253,222	12,257,052
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3495% 3/15/2041 (f)(g)(o)		681,100	681,525
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (f)(g)(o)		7,448,065	7,457,375
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (g)(o)		6,139,424	6,143,261
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (f)(g)(o)		2,920,073	2,905,472
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (f)(g)(o)		4,464,000	4,424,940
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (f)(g)(o)		2,952,000	2,922,480
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (f)(g)(o)		3,099,000	3,064,136
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.5945% 12/15/2038 (f)(g)(o)		4,380,025	4,378,656
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (f)(g)(o)		8,126,000	8,110,764
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (f)(g)(o)		1,201,000	1,198,001
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (f)(g)(o)		1,607,000	1,601,985
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (f)(g)(o)		1,560,000	1,555,131
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (f)(g)(o)		5,425,000	5,411,454
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (f)(g)(o)		138,915	138,872
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (f)(g)(o)		2,014,929	2,014,929
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (f)(g)(o)		697,200	697,200
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (f)(g)(o)		378,000	378,000
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.2485% 12/9/2040 (f)(g)(o)		210,000	210,000
BX Commercial Mortgage Trust Series 2024-AIR2 Class A, CME Term SOFR 1 month Index + 1.4923%, 5.1523% 10/15/2041 (f)(g)(o)		6,109,978	6,111,887
BX Commercial Mortgage Trust Series 2024-AIRC Class A, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 8/15/2041 (f)(g)(o)		4,708,307	4,720,625
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (f)(g)(o)		1,345,559	1,345,979
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.302% 12/15/2039 (f)(g)(o)		113,698	113,769
BX Commercial Mortgage Trust Series 2024-MF Class A, CME Term SOFR 1 month Index + 1.4416%, 5.1013% 2/15/2039 (f)(g)(o)		115,109	115,109
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.398% 2/15/2039 (f)(g)(o)		154,069	154,262
BX Commercial Mortgage Trust Series 2024-PALM Class A, CME Term SOFR 1 month Index + 1.541%, 5.2007% 6/15/2037 (f)(g)(o)		605,769	605,769
BX Commercial Mortgage Trust Series 2024-PALM Class D, CME Term SOFR 1 month Index + 2.64%, 6.2997% 6/15/2037 (f)(g)(o)		2,116,437	2,113,696
BX Commercial Mortgage Trust Series 2025-BCAT Class A, CME Term SOFR 1 month Index + 1.38%, 5.0397% 8/15/2042 (f)(g)(o)		316,234	316,334
BX Commercial Mortgage Trust Series 2025-BCAT Class B, CME Term SOFR 1 month Index + 1.55%, 5.2097% 8/15/2042 (f)(g)(o)		95,828	95,828
BX Commercial Mortgage Trust Series 2025-BCAT Class C, CME Term SOFR 1 month Index + 1.9%, 5.5597% 8/15/2042 (f)(g)(o)		95,828	95,948
BX Commercial Mortgage Trust Series 2025-BCAT Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 8/15/2042 (f)(g)(o)		259,695	258,893
BX Commercial Mortgage Trust Series 2025-COPT Class A, CME Term SOFR 1 month Index + 1.75%, 5.4097% 8/15/2042 (f)(g)(o)		1,595,000	1,598,224
Bx Commercial Mortgage Trust Series 2025-JDI Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 11/15/2042 (f)(g)(o)		841,186	842,238
Bx Commercial Mortgage Trust Series 2025-JDI Class E, CME Term SOFR 1 month Index + 3.4%, 7.0597% 11/15/2042 (f)(g)(o)		152,943	153,325
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (f)(g)(o)		7,274,000	7,278,575
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (f)(g)(o)		853,000	854,071
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.67% 3/15/2043 (f)(g)(o)		250,000	250,784
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (g)(o)		4,140,000	3,876,188
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (f)(g)(o)		1,559,000	1,558,039
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5696% 6/15/2041 (f)(g)(o)		220,000	217,663
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5975% 6/15/2041 (f)(g)(o)		390,000	389,519
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (f)(g)(o)		7,402,681	7,404,995
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (f)(g)(o)		1,159,276	1,160,000
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (f)(g)(o)		962,498	963,100
BX Trust 2024-CNY Series 2024-CNYN Class D, CME Term SOFR 1 month Index + 2.6901%, 6.3497% 4/15/2041 (f)(g)(o)		1,071,581	1,072,921
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3483% 4/15/2041 (f)(g)(o)		104,805	104,477
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (f)(g)(o)		14,392,327	14,374,337
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (f)(g)(o)		1,425,959	1,422,394
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (f)(g)(o)		2,009,616	2,004,602
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.6009% 3/15/2030 (f)(g)(o)		707,611	707,611
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (g)(o)		2,635,000	2,535,192
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 11/15/2038 (f)(g)(o)		522,937	522,773
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4104% 10/15/2026 (f)(g)(o)		1,575,697	1,575,204
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.463% 10/15/2038 (f)(g)(o)		381,667	381,548
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (f)(g)(o)		2,788,100	2,788,971
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (f)(g)(o)		629,300	630,085
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (f)(g)(o)		526,399	527,386
BX Trust Series 2022-LBA6 Class A, CME Term SOFR 1 month Index + 1%, 4.6597% 1/15/2039 (f)(g)(o)		6,750,000	6,753,687
BX Trust Series 2024-BRBK Class A, CME Term SOFR 1 month Index + 2.8796%, 6.5437% 10/15/2041 (f)(g)(o)		460,000	462,130
BX Trust Series 2024-BRBK Class B, CME Term SOFR 1 month Index + 3.9266%, 7.5907% 10/15/2041 (f)(g)(o)		559,000	561,592
BX Trust Series 2024-VLT4 Class A, CME Term SOFR 1 month Index + 1.4914%, 5.1716% 6/15/2041 (f)(g)(o)		899,000	896,753
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (f)(g)(o)		5,850,020	5,850,021
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (f)(g)(o)		684,900	684,900
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7993% 2/15/2039 (f)(g)(o)		311,681	311,681
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8477% 2/15/2039 (f)(g)(o)		167,828	167,791
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (f)(g)(o)		1,907,500	1,907,500
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (f)(g)(o)		2,532,600	2,532,600
BX Trust Series 2025-ARIA Class A, 5.0311% 12/13/2042 (g)(o)		6,720,000	6,899,820
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (f)(g)(o)		4,905,000	4,898,370
BX Trust Series 2025-LIFE Class A, 5.8836% 6/13/2047 (g)(o)		689,000	711,629
BX Trust Series 2025-LUNR Class A, 5.1597% 6/15/2040 (g)(o)		71,449	71,538
BX Trust Series 2025-OMG Class A, CME Term SOFR 1 month Index + 1.35%, 5.01% 10/15/2042 (f)(g)(o)		250,000	250,000
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (f)(g)(o)		1,915,000	1,915,000
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9597% 6/15/2035 (f)(g)(o)		897,000	896,446
BX Trust Series 2025-VLT6 Class A, CME Term SOFR 1 month Index + 1.4432%, 5.1029% 3/15/2042 (f)(g)(o)		275,000	274,312
BX Trust Series 2025-VLT6 Class B, CME Term SOFR 1 month Index + 1.8926%, 5.5522% 3/15/2042 (f)(g)(o)		3,300,000	3,289,688
BX Trust Series 2025-VLT7 Class B, CME Term SOFR 1 month Index + 2%, 5.6597% 7/15/2044 (f)(g)(o)		1,175,000	1,175,367
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 12/15/2044 (f)(g)(o)		777,000	777,728
CALI Mortgage Trust Series 2024-SUN Class A, CME Term SOFR 1 month Index + 1.8911%, 5.5592% 7/15/2041 (f)(g)(o)		320,000	320,100
CAMB Commercial Mortgage Trust Series 2021-CX2 Class A, 2.7% 11/10/2046 (o)		4,000,000	3,507,901
CCUBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.283% 11/15/2050		3,909,496	3,849,479
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050		2,662,262	2,624,250
CD Mortgage Trust Series 2017-CD5 Class A4, 3.431% 8/15/2050		1,000,000	987,561
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (g)(o)		4,049,000	4,150,792
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (o)		16,305,412	13,817,880
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (o)		6,351,247	5,181,378
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)		8,295,863	6,784,221
CF Series 2019-CF2 Class A4, 2.6236% 11/15/2052		705,725	675,306
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.0801% 12/15/2047 (g)(o)		27,089	26,751
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2, 2.95% 11/10/2049		527,091	524,679
CFMT Trust Series 2021-FRR1 Class AK99, 0% 9/29/2029 (o)		5,353,696	4,316,758
CFMT Trust Series 2021-FRR1 Class BK58, 2.3782% 9/29/2029 (g)(o)		327,366	315,497
CFMT Trust Series 2021-FRR1 Class BK98, 0% 8/29/2029 (o)		2,368,616	1,898,359
CFMT Trust Series 2021-FRR1 Class BK99, 0% 9/29/2029 (l)(o)		447,606	329,697
CFSP Mortgage Trust Series 2024-AHP1 Class A, 6.5% 4/15/2037		563,547	543,603
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050		856,433	847,237
CHI Commercial Mortgage Trust Series 2025-110W Class A, 5.1022% 12/13/2040 (g)(o)		332,000	338,252
CHI Commercial Mortgage Trust Series 2025-110W Class D, 6.6286% 12/13/2040 (g)(o)		214,000	218,388
Cip Commercial Mortgage Trust Series 2025-SBAY Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 10/15/2037 (f)(g)(o)		926,000	928,930
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.4097% 10/15/2037 (f)(g)(o)		527,000	527,632
Citigroup Commercial Mortgage Trust Series 2016-C2 Class A3, 2.575% 8/10/2049		1,179,777	1,174,262
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5388% 12/10/2049 (g)(t)		11,820,969	24,069
COMM Mortgage Trust Series 2016-COR1 Class A3, 2.826% 10/10/2049		6,782,723	6,748,224
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050		4,000,000	3,963,649
COMM Mortgage Trust Series 2017-COR2 Class A3, 3.51% 9/10/2050		11,380,000	11,248,614
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050		327,667	325,991
COMM Mortgage Trust Series 2018-HOME Class A, 3.8151% 4/10/2033 (g)(o)		699,201	690,042
COMM Mortgage Trust Series 2024-277P Class A, 6.338% 8/10/2044 (o)		1,800,000	1,901,648
COMM Mortgage Trust Series 2024-277P Class X, 0.661% 8/10/2044 (g)(o)(t)		5,900,000	135,787
COMM Mortgage Trust Series 2024-CBM Class A2, 5.867% 12/10/2041 (g)(o)		110,000	112,536
COMM Mortgage Trust Series 2024-WCL1 Class A, CME Term SOFR 1 month Index + 1.841%, 5.5007% 6/15/2041 (f)(g)(o)		400,000	400,124
COMM Mortgage Trust Series 2024-WCL1 Class B, CME Term SOFR 1 month Index + 2.59%, 6.2497% 6/15/2041 (f)(g)(o)		237,000	237,221
Comm Mortgage Trust Series 2025-167G Class A, 5.5027% 8/10/2040 (o)		160,000	162,770
Comm Mortgage Trust Series 2025-167G Class E, 8.2011% 8/10/2040 (g)(o)		125,000	126,979
Comm Mortgage Trust Series 2025-167G Class F, 9.1586% 8/10/2040 (g)(o)		108,000	109,669
COMM Mortgage Trust Series 2025-SBX Class B, 5.5488% 8/10/2041 (g)(o)		74,000	74,500
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052		3,181,000	3,201,155
Cone Trust Series 2024-DFW1 Class A, CME Term SOFR 1 month Index + 1.6417%, 5.3014% 8/15/2041 (f)(g)(o)		320,000	319,915
Cone Trust Series 2024-DFW1 Class D, CME Term SOFR 1 month Index + 3.0397%, 6.6994% 8/15/2041 (f)(g)(o)		43,000	42,957
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5481% 8/15/2041 (f)(g)(o)		315,000	314,775
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class A, CME Term SOFR 1 month Index + 1.1814%, 4.841% 6/15/2034 (f)(o)		97,725	95,917
CRSNT Trust Series 2026-MOON Class A, CME Term SOFR 1 month Index + 1.4%, 5.0681% 2/15/2031 (f)(g)(o)		700,000	697,375
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049		336,733	335,771
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/2049		1,188,110	1,184,191
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A2, 2.4862% 3/15/2054		14,714,127	13,823,730
CSMC Series 2022-LION Class A, CME Term SOFR 1 month Index + 3.4395%, 7.0995% 2/15/2027 (f)(g)(o)		146,000	144,250
CSMC Trust Series 2014-USA Class A2, 3.953% 9/15/2037 (o)		5,001,000	4,707,308
CSMC Trust Series 2014-USA Class D, 4.3733% 9/15/2037 (o)		3,944,000	3,401,159
CSMC Trust Series 2016-NXSR Class A4, 3.7948% 12/15/2049		1,803,239	1,794,608
CSMC Trust Series 2021-ADV Class A, CME Term SOFR 1 month Index + 1.5145%, 5.1955% 7/15/2038 (f)(g)(o)		500,000	446,682
CSMC Trust Series 2021-BHAR Class A, CME Term SOFR 1 month Index + 1.2645%, 4.9245% 11/15/2038 (f)(g)(o)		228,000	226,005
Cstl Coml Mtg Trust Series 2025-GATE2 Class A, 4.5605% 11/10/2042 (g)(o)		110,000	110,756
Cstl Coml Mtg Trust Series 2025-GATE2 Class D, 5.6289% 11/10/2042 (g)(o)		200,000	201,993
Cstl Coml Mtg Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (g)(o)		5,495,000	5,570,830
Cstl Commercial Mortgage Trust Series 2024-GATE Class A, 4.7644% 11/10/2041 (g)(o)		440,000	446,259
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (g)(o)		1,100,000	1,113,388
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (g)(o)		1,011,000	1,024,529
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 5.01% 11/15/2042 (f)(g)(o)		1,000,000	1,000,938
DBC Mortgage Trust Series 2025-DBC Class C, CME Term SOFR 1 month Index + 2.05%, 5.71% 11/15/2042 (f)(g)(o)		251,000	250,894
DBGS Mortgage Trust Series 2024-SBL Class A, CME Term SOFR 1 month Index + 1.8821%, 5.5421% 8/15/2034 (f)(g)(o)		812,000	812,000
DBSG Mortgage Trust Series 2024-ALTA Class A, 5.9456% 6/10/2037 (g)(o)		121,211	122,967
DBWF Mortgage Trust Series 2016-85T Class A, 3.791% 12/10/2036 (o)		1,390,000	1,374,298
DC Commercial Mortgage Trust Series 2024-HLTN Class A, 5.727% 4/13/2040 (g)(o)		30,000	30,448
DC Commercial Mortgage Trust Series 2024-HLTN Class F, 10.305% 4/13/2040 (g)(o)		88,000	87,971
DGWD Trust Series 2025-INFL Class A, CME Term SOFR 1 month Index + 1.6%, 5.2597% 8/15/2035 (f)(g)(o)		100,000	100,325
DK Trust Series 2024-SPBX Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 3/15/2034 (f)(g)(o)		197,000	197,000
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6597% 3/15/2034 (f)(g)(o)		559,000	560,191
DK Trust Series 2025-LXP Class A, CME Term SOFR 1 month Index + 1.593%, 5.2571% 8/15/2037 (f)(g)(o)		394,000	395,650
DK Trust Series 2025-LXP Class D, CME Term SOFR 1 month Index + 2.891%, 6.5551% 8/15/2037 (f)(g)(o)		84,000	84,228
DOLP Trust Series 2021-NYC Class A, 2.956% 5/10/2041 (o)		8,810,000	8,024,943
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (g)(o)		1,752,000	1,807,040
Durst Commercial Mortgage Trust Series 2025-151 Class A, 5.3169% 8/10/2042 (g)(o)		137,000	141,005
Durst Commercial Mortgage Trust Series 2025-151 Class D, 7.0175% 8/10/2042 (g)(o)		52,000	54,225
Elm Trust Series 2024-ELM Class A10, 5.9942% 6/10/2039 (g)(o)		460,000	462,106
Elm Trust Series 2024-ELM Class A15, 5.9942% 6/10/2039 (g)(o)		460,000	461,559
Elm Trust Series 2024-ELM Class E10, 8.0455% 6/10/2039 (g)(o)		514,000	515,291
Elm Trust Series 2024-ELM Class XP10, 0.2423% 6/10/2039 (g)(o)(t)		2,414,000	1,416
Elm Trust Series 2024-ELM Class XP15, 1.6132% 6/10/2039 (g)(o)(t)		2,185,000	8,535
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (o)		2,195,000	2,212,300
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (g)(o)		705,000	722,803
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (f)(g)(o)		5,262,000	5,268,578
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (f)(g)(o)		1,555,000	1,557,913
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (f)(g)(o)		580,000	581,453
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (f)(g)(o)		8,647,000	8,649,702
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (f)(g)(o)		785,000	786,472
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (f)(g)(o)		404,000	405,010
Fannie Mae Guaranteed REMIC Series 2015-M10 Class A2, 3.092% 4/25/2027		110,867	110,084
Fannie Mae Guaranteed REMIC Series 2016-M6 Class A2, 2.488% 5/25/2026		110,156	109,665
Fannie Mae Guaranteed REMIC Series 2016-M7 Class A2, 2.4994% 9/25/2026		93,168	92,636
Fannie Mae Guaranteed REMIC Series 2017-M1 Class A2, 2.4199% 10/25/2026 (g)		193,272	191,347
Fannie Mae Guaranteed REMIC Series 2017-M3 Class A2, 2.4777% 12/25/2026 (g)		282,820	279,828
Fannie Mae Guaranteed REMIC Series 2017-M5 Class A2, 3.019% 4/25/2029 (g)		391,311	384,831
Fannie Mae Guaranteed REMIC Series 2017-M8 Class A2, 3.061% 5/25/2027		189,838	188,234
Fannie Mae Guaranteed REMIC Series 2017-T1 Class A, 2.898% 6/25/2027		2,877,832	2,839,593
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3527% 7/25/2028 (g)		560,865	557,440
Fannie Mae Guaranteed REMIC Series 2018-M14 Class A2, 3.5773% 8/25/2028 (g)		962,759	961,114
Fannie Mae Guaranteed REMIC Series 2018-M2 Class A2, 2.928% 1/25/2028 (g)		671,678	661,506
Fannie Mae Guaranteed REMIC Series 2018-M3 Class A2, 3.074% 2/25/2030 (g)		696,993	682,143
Fannie Mae Guaranteed REMIC Series 2018-M4 Class A2, 3.0667% 3/25/2028 (g)		199,948	197,773
Fannie Mae Guaranteed REMIC Series 2018-M7 Class A2, 3.0337% 3/25/2028 (g)		742,581	734,552
Fannie Mae Guaranteed REMIC Series 2019-M12 Class A2, 2.885% 6/25/2029 (g)		777,157	759,117
Fannie Mae Guaranteed REMIC Series 2019-M7 Class A2, 3.143% 4/25/2029		454,125	447,067
Fannie Mae Guaranteed REMIC Series 2020-M50 Class A2, 1.2% 10/25/2030		138,791	134,328
Fannie Mae Guaranteed REMIC Series 2020-M50 Class X1, 1.822% 10/25/2030 (g)(t)		2,271,705	73,654
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8072% 10/25/2031 (g)		200,000	180,510
Fannie Mae Guaranteed REMIC Series 2022-M2S Class A2, 3.759% 8/25/2032 (g)		408,423	404,197
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (g)		600,000	617,188
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4759% 3/25/2033 (g)		800,000	821,672
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035		3,300,000	3,342,052
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (g)		553,442	553,744
Fannie Mae Mortgage pass-thru certificates Series 2020-M38 Class X2, 1.9743% 11/25/2028 (g)(t)		869,200	30,905
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030		9,400,000	9,669,480
Fannie Mae Series 2022-M10 Class A2, 1.9248% 1/25/2032 (g)		8,613,235	7,759,680
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class A, CME Term SOFR 1 month Index + 1.45%, 5.1097% 12/15/2039 (f)(g)(o)		1,930,000	1,929,397
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3097% 12/15/2039 (f)(g)(o)		137,000	138,134
Freddie Mac Mscr Trust Mn12 Series 2025-MN12 Class M2, U.S. 30-Day Avg. SOFR Index + 2.75%, 6.4172% 11/25/2045 (f)(g)(o)		4,000,000	3,999,994
Freddie Mac MSCR Trust Series 2023-MN7 Class M2, U.S. 30-Day Avg. SOFR Index + 5.7%, 9.3672% 9/25/2043 (f)(g)(o)		1,030,000	1,104,292
Freddie Mac MSCR Trust Series 2025-MN11 Class M2, U.S. 30-Day Avg. SOFR Index + 2.65%, 6.3172% 7/25/2045 (f)(g)(o)		1,875,000	1,874,005
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1 Class M2, U.S. 30-Day Avg. SOFR Index + 3.75%, 7.4172% 1/25/2051 (f)(g)(o)		4,893,281	5,077,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K152 Class A2, 3.08% 1/25/2031		258,704	250,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-KS06 Class A2, 2.72% 7/25/2026		242,567	241,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027		194,050	192,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027		300,000	297,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027		1,161,345	1,152,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027		5,976,848	5,936,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027		2,100,000	2,083,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027		3,300,000	3,283,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028		3,600,000	3,580,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028		8,262,115	8,242,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028		1,600,000	1,606,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028		5,300,000	5,316,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028		1,200,000	1,206,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028		1,500,000	1,512,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-W5FX Class AFX, 3.3361% 4/25/2028 (g)		289,920	287,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class X1, 0.9378% 6/25/2029 (g)(t)		13,280,407	351,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KJ26 Class A2, 2.606% 7/25/2027		173,250	171,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KL05 Class X1P, 0.8924% 6/25/2029 (g)(t)		5,143,082	138,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-KS11 Class AFX2, 2.654% 6/25/2029		1,462,765	1,408,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-1515 Class A2, 1.94% 2/25/2035		1,053,190	881,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K106 Class X1, 1.3140% 1/25/2030 (g)(t)		56,391,851	2,579,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027		3,100,000	2,998,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KX04 Class XFX, 1.4432% 1/25/2034 (g)(t)		3,402,147	118,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-Q014 Class X, 2.7695% 10/25/2055 (g)(t)		598,248	86,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-1520 Class X3, 3.0926% 4/25/2039 (g)(t)		130,186	29,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class X3, 2.7803% 4/25/2031 (g)(t)		375,930	44,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031		1,200,000	1,097,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K741 Class X1, 0.5378% 12/25/2027 (g)(t)		130,913,318	1,123,105
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028		1,200,000	1,151,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032		9,000,000	8,223,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K142 Class AM, 2.4% 3/25/2032		643,616	589,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032		546,050	505,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class A2, 2.92% 6/25/2032		394,946	372,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K146 Class AM, 2.92% 7/25/2032		380,318	357,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K-153 Class A2, 3.82% 12/25/2032		731,382	724,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030		2,200,000	2,253,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (f)(g)		4,885,322	4,877,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-P015 Class A1, 4.2961% 11/25/2032 (g)		61,891	62,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-Q029 Class A, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2292% 8/25/2027 (f)(g)		1,970,690	1,970,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (g)		2,600,000	2,654,203
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (g)		1,700,000	1,731,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (g)		2,200,000	2,247,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 3/25/2030 (f)(g)		3,696,859	3,696,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030		7,200,000	7,369,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (g)		4,800,000	4,901,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (g)		700,000	715,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (g)		1,700,000	1,725,393
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (g)		15,297,529	15,291,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (f)(g)		8,997,968	8,997,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032		2,900,000	2,970,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032		6,300,000	6,423,254
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (g)		3,800,000	3,835,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (f)(g)		5,039,515	5,039,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (f)(g)		6,599,373	6,599,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (f)(g)		7,800,000	7,801,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (f)(g)		6,100,000	6,101,904
FREMF Mortgage Trust Series 2016-K55 Class B, 4.1753% 4/25/2049 (g)(o)		292,553	291,677
FREMF Mortgage Trust Series 2016-K56 Class B, 3.9323% 6/25/2049 (g)(o)		103,827	103,385
FREMF Mortgage Trust Series 2016-K58 Class C, 3.7372% 9/25/2049 (g)(o)		3,090,000	3,066,207
FREMF Mortgage Trust Series 2016-K59 Class B, 3.5633% 11/25/2049 (g)(o)		137,909	136,935
FREMF Mortgage Trust Series 2017-K61 Class C, 3.7009% 12/25/2049 (g)(o)		156,369	154,404
FREMF Mortgage Trust Series 2017-K63 Class B, 3.88% 2/25/2050 (g)(o)		347,991	345,508
FREMF Mortgage Trust Series 2017-K63 Class C, 3.88% 2/25/2050 (g)(o)		146,276	144,824
FREMF Mortgage Trust Series 2017-K68 Class B, 3.8399% 10/25/2049 (g)(o)		275,672	273,060
FREMF Mortgage Trust Series 2018-K74 Class B, 4.094% 2/25/2051 (g)(o)		292,553	290,090
FREMF Mortgage Trust Series 2018-K85 Class C, 4.3196% 12/25/2050 (g)(o)		1,000,000	993,188
FREMF Mortgage Trust Series 2018-KHG1 Class C, 3.8999% 12/25/2027 (g)(o)		971,831	932,223
FREMF Mortgage Trust Series 2018-KSW4 Class B, U.S. 30-Day Avg. SOFR Index + 2.45%, 6.2437% 10/25/2028 (f)(g)(o)		3,949,698	3,931,591
FREMF Mortgage Trust Series 2018-KW06 Class C, 0% 6/25/2028 (o)		365,011	308,401
FREMF Mortgage Trust Series 2018-KW06 Class X2A, 0.1% 6/25/2028 (o)(t)		2,944,618	4,919
FREMF Mortgage Trust Series 2018-KW06 Class X2B, 0.1% 6/25/2028 (o)(t)		486,684	916
FREMF Mortgage Trust Series 2018-KW07 Class C, 0% 10/25/2031 (o)(s)		380,318	309,924
FREMF Mortgage Trust Series 2018-KW07 Class X2A, 0.1% 10/25/2031 (o)(t)		2,916,177	5,535
FREMF Mortgage Trust Series 2018-KW07 Class X2B, 0.1% 10/25/2031 (o)(t)		495,949	1,062
FREMF Mortgage Trust Series 2019-K736 Class B, 3.7413% 7/25/2026 (g)(o)		905,000	900,813
FREMF Mortgage Trust Series 2019-K98 Class B, 3.7385% 10/25/2052 (g)(o)		321,808	315,909
FREMF Mortgage Trust Series 2019-KBF3 Class C, U.S. 30-Day Avg. SOFR Index + 4.75%, 8.5437% 1/25/2029 (f)(g)(o)		252,453	244,224
FREMF Mortgage Trust Series 2019-KL05 Class BHG, 4.3706% 2/25/2029 (g)(o)		105,465	99,677
FREMF Mortgage Trust Series 2019-KL05 Class CHG, 4.37% 2/25/2029 (o)		339,771	311,314
FREMF Mortgage Trust Series 2019-KW10 Class B, 3.6322% 10/25/2032 (g)(o)		268,271	252,807
FS Series 2026-ORL Class A, CME Term SOFR 1 month Index + 1.35%, 5.023% 2/15/2041 (f)(g)(o)		500,000	500,000
FS Series 2026-ORL Class E, CME Term SOFR 1 month Index + 3.25%, 6.923% 2/15/2041 (f)(g)(o)		265,000	265,218
GAM Re-Remic Trust Series 2021-FRR1 Class 1B, 0% 11/29/2050 (o)(s)		5,000,000	4,634,575
GAM Re-Remic Trust Series 2021-FRR1 Class 1D, 0% 11/29/2050 (o)(s)		5,000,000	4,588,859
GAM Re-Remic Trust Series 2021-FRR1 Class 2B, 0% 11/29/2050 (o)(s)		3,400,000	3,104,446
GAM Re-Remic Trust Series 2021-FRR1 Class 2C, 0% 11/29/2050 (o)(s)		4,500,000	4,041,205
GAM Re-Remic Trust Series 2022-FRR3 Class BK89, 0% 1/27/2052 (o)(s)		6,000,000	5,077,506
GGP Trust Series 2026-TY Class A, 4.6698% 3/5/2043 (g)(o)		144,000	145,639
Ginnie Mae Multifamily REMICS Series 2021-2 Class AH, 1.5% 6/16/2063		3,868,794	2,922,109
Ginnie Mae Multifamily REMICS Series 2021-21 Class AH, 1.4% 6/16/2063		2,634,496	2,035,750
Ginnie Mae Multifamily REMICS Series 2021-31 Class B, 1.25% 1/16/2061		2,861,909	2,120,637
Ginnie Mae Multifamily REMICS Series 2021-36 Class IO, 1.2875% 3/16/2063 (g)(t)		12,827,448	1,060,181
Ginnie Mae REMIC pass-thru certificates Series 2023-118 Class BA, 3.7504% 5/16/2065 (g)		1,365,159	1,256,868
Ginnie Mae REMIC pass-thru certificates Series 2023-119 Class AD, 2.25% 4/16/2065		95,507	77,932
Ginnie Mae REMIC pass-thru certificates Series 2023-50 Class AC, 3.25% 9/16/2063 (g)		53,137	48,600
Ginnie Mae Series 2025-126 Class AD, 5% 5/16/2065		152,209	150,970
Ginnie Mae Series 2025-128 Class AD, 5% 10/16/2056		352,592	358,314
Ginnie Mae Series 2025-128 Class AG, 4.75% 7/16/2066		350,229	350,254
Ginnie Mae Series 2025-129 Class AB, 4.75% 9/16/2054		111,140	111,912
Ginnie Mae Series 2025-130 Class AL, 4.75% 8/16/2056		111,196	111,895
Ginnie Mae Series 2025-88 Class AT, 5% 6/16/2058		168,897	171,109
GS Mortgage Securities Corp II Series 2019-GC40 Class A3, 2.904% 7/10/2052		1,619,230	1,569,440
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.839% 10/10/2048 (g)(t)		400,332	14
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050		461,935	456,680
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051		700,000	700,173
GS Mortgage Securities Trust Series 2019-GC38 Class A4, 3.968% 2/10/2052		909,839	904,873
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052		1,300,000	1,252,654
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053		697,649	682,759
GS Mortgage Securities Trust Series 2020-GSA2 Class A4, 1.721% 12/12/2053		4,940,000	4,482,591
GS Mortgage Securities Trust Series 2023-FUN Class A, CME Term SOFR 1 month Index + 2.0913%, 5.7509% 3/15/2028 (f)(g)(o)		100,000	100,156
GS Mortgage Securities Trust Series 2023-FUN Class B, CME Term SOFR 1 month Index + 2.7903%, 6.4499% 3/15/2028 (f)(g)(o)		1,400,000	1,402,188
GS Mortgage Securities Trust Series 2023-SHIP Class A, 4.3223% 9/10/2038 (g)(o)		4,140,000	4,134,857
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (g)(o)		74,000	74,202
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.3716% 8/10/2041 (g)(o)		7,700,000	7,849,435
GS Mortgage Securities Trust Series 2024-RVR Class E, 7.7194% 8/10/2041 (g)(o)		438,000	452,744
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.3141% 11/25/2041 (f)(g)(o)		467,000	467,445
GSAT Trust Series 2025-BMF Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 7/15/2040 (f)(g)(o)		169,000	169,000
GWT Commercial Mortgage Trust Series 2024-WLF2 Class A, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 5/15/2041 (f)(g)(o)		561,000	561,351
Harvest Commercial Capital Loan Trust Series 2024-1 Class A, 6.1635% 10/25/2056		1,508,573	1,560,592
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (f)(g)(o)		920,000	918,275
HIH Trust Series 2024-61P Class A, CME Term SOFR 1 month Index + 1.842%, 5.5017% 10/15/2041 (f)(g)(o)		170,585	171,003
HIH Trust Series 2024-61P Class C, CME Term SOFR 1 month Index + 2.841%, 6.5007% 10/15/2041 (f)(g)(o)		189,538	189,657
HIH Trust Series 2024-61P Class D, CME Term SOFR 1 month Index + 3.64%, 7.2997% 10/15/2041 (f)(g)(o)		66,338	66,463
Hilt Commercial Mortgage Trust Series 2024-ORL Class A, CME Term SOFR 1 month Index + 1.5412%, 5.2009% 5/15/2037 (f)(g)(o)		492,000	491,693
Hilt Commercial Mortgage Trust Series 2024-ORL Class D, CME Term SOFR 1 month Index + 3.1889%, 6.8485% 5/15/2037 (f)(g)(o)		255,000	255,159
HLTM Commercial Mortgage Trust Series 2024-DPLO Class A, CME Term SOFR 1 month Index + 1.6415%, 5.3012% 6/15/2041 (f)(g)(o)		1,601,000	1,601,495
HONO Mortgage Trust Series 2021-LULU Class A, CME Term SOFR 1 month Index + 1.2645%, 4.9245% 10/15/2036 (f)(g)(o)		651,409	644,922
Htl Commercial Mortgage Trust Series 2024-T53 Class A, 5.8756% 5/10/2039 (g)(o)		100,000	101,134
Htl Commercial Mortgage Trust Series 2024-T53 Class D, 8.1977% 5/10/2039 (g)(o)		1,503,605	1,529,913
Htl Commercial Mortgage Trust Series 2024-T53 Class E, 10.2602% 5/10/2039 (g)(o)		2,073,000	2,135,275
ILPT Commercial Mortgage Trust Series 2025-LPF2 Class A, 5.292% 7/13/2042 (g)(o)		753,000	775,374
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (o)		2,700,000	2,682,121
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (g)(o)		2,199,000	2,244,530
Investment Mortgage Trust Series 2024-IND Class A, CME Term SOFR 1 month Index + 1.7419%, 5.4016% 11/15/2041 (f)(g)(o)		1,500,000	1,486,875
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class A, CME Term SOFR 1 month Index + 1.693%, 5.353% 3/15/2040 (f)(g)(o)		173,552	173,552
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class A5, 3.4898% 7/15/2050		5,000,000	4,915,205
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050		39,180	38,973
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/2052		5,400,000	5,340,151
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049		31,469	31,358
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4, 3.414% 3/15/2050		2,966,193	2,932,560
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE Class B, 2.8541% 9/6/2038 (g)(o)		300,000	296,954
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A, 4.1283% 7/5/2031 (o)		1,700,000	1,487,500
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A, CME Term SOFR 1 month Index + 1.257%, 4.917% 6/15/2035 (f)(g)(o)		484,543	314,953
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)		2,700,000	2,575,125
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (o)		919,000	625,334
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (l)(o)		1,414,000	815,434
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (g)(o)(t)		10,000,000	219,511
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 9/15/2029 (f)(g)(o)		2,433,272	2,385,317
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (o)		5,725,000	5,313,560
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 4.5062% 4/15/2037 (f)(g)(o)		4,649,411	4,608,729
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class A, 5.1741% 11/9/2039 (g)(o)		2,410,000	2,432,955
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class D, 6.4821% 11/9/2039 (g)(o)		670,000	675,205
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class E, 7.2542% 11/9/2039 (g)(o)		1,227,000	1,236,035
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-IGLG Class F, 8.2159% 11/9/2039 (g)(o)		1,051,000	1,058,744
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class A, 5.7972% 10/5/2039 (g)(o)		1,110,000	1,128,408
JW Commercial Mortgage Trust Series 2024-MRCO Class A, CME Term SOFR 1 month Index + 1.6212%, 5.2808% 6/15/2039 (f)(g)(o)		1,338,000	1,340,518
JW Commercial Mortgage Trust Series 2024-MRCO Class D, CME Term SOFR 1 month Index + 3.1889%, 6.8485% 6/15/2039 (f)(g)(o)		307,000	307,192
KSL Commercial Mortgage Trust Series 2024-HT2 Class A, CME Term SOFR 1 month Index + 1.5424%, 5.202% 12/15/2039 (f)(g)(o)		523,319	523,155
KSL Commercial Mortgage Trust Series 2025-MAK, CME Term SOFR 1 month Index + 4.0895%, 5.5523% 6/15/2042 (f)(g)(o)		97,000	97,375
KSL Commercial Mortgage Trust Series 2025-MAK, CME Term SOFR 1 month Index + 4.0895%, 7.7697% 6/15/2042 (f)(g)(o)		1,035,000	1,031,695
LBA Trust Series 2024-7IND Class A, CME Term SOFR 1 month Index + 1.443%, 5.1027% 10/15/2041 (f)(g)(o)		553,950	554,106
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.3007% 10/15/2041 (f)(g)(o)		141,328	141,457
LEXT Series 2026-450 Class A, CME Term SOFR 1 month Index + 1.35%, 5% 3/15/2043 (f)(g)(o)		263,000	262,918
LEXT Series 2026-450 Class E, CME Term SOFR 1 month Index + 3.7%, 7.35% 3/15/2043 (f)(g)(o)		650,000	649,998
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (f)(g)(o)		12,656,000	12,228,861
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (f)(g)(o)		6,596,000	6,201,113
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (f)(g)(o)		3,893,000	3,544,684
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (f)(g)(o)		3,460,000	2,927,247
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (f)(g)(o)		112,353	111,511
LQR Trust Series 2025-CALI Class E, CME Term SOFR 1 month Index + 3.95%, 7.6097% 1/15/2043 (f)(g)		451,000	450,574
LV Trust Series 2024-SHOW Class A, 5.2744% 10/10/2041 (g)(o)		22,005	22,513
MAC Trust Series 2025-801B Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2040 (f)(g)(o)		191,000	191,158
MAD Commercial Mortgage Trust Series 2025-11MD Class C, 5.8183% 10/15/2042 (g)(o)		2,065,000	2,109,461
MCR Mortgage Trust Series 2024-HF1 Class A, CME Term SOFR 1 month Index + 1.793%, 5.4527% 12/15/2041 (f)(g)(o)		1,030,545	1,030,867
MCR Mortgage Trust Series 2024-HTL Class B, CME Term SOFR 1 month Index + 2.4075%, 6.0675% 2/15/2037 (f)(g)(o)		396,401	396,524
MCR Mortgage Trust Series 2024-HTL Class E, CME Term SOFR 1 month Index + 4.6543%, 8.3143% 2/15/2037 (f)(g)(o)		98,294	97,706
MCR Mortgage Trust Series 2024-TWA Class A, 5.924% 6/12/2039 (o)		170,000	172,078
MCR Mortgage Trust Series 2024-TWA Class D, 7.402% 6/12/2039 (o)		240,000	242,681
MCR Mortgage Trust Series 2024-TWA Class E, 8.725% 6/12/2039 (o)		78,000	78,888
MCR Mortgage Trust Series 2024-TWA Class XA, 0.92% 6/12/2039 (o)(t)		783,000	5,263
MHC Commercial Mortgage Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.2154%, 5.8754% 4/15/2038 (f)(g)(o)		74,131	74,131
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3754% 4/15/2038 (f)(g)(o)		571,063	571,063
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (f)(g)(o)		200,000	199,850
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (f)(g)(o)		1,200,000	1,200,997
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3, 3.459% 12/15/2049		8,677,804	8,624,684
Morgan Stanley Capital I Inc Series 2021-230P Class B, CME Term SOFR 1 month Index + 1.5634%, 5.223% 12/15/2038 (f)(g)(o)		30,000	28,649
Morgan Stanley Capital I Trust Series 2014-150E Class A, 3.912% 9/9/2032 (o)		520,000	490,434
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049		13,840,000	13,728,517
Morgan Stanley Capital I Trust Series 2016-UB12 Class A3, 3.337% 12/15/2049		1,812,074	1,799,197
Morgan Stanley Capital I Trust Series 2017-ASHF Class B, CME Term SOFR 1 month Index + 1.25%, 5.207% 11/15/2034 (f)(g)(o)		890,000	883,830
Morgan Stanley Capital I Trust Series 2017-ASHF Class G, CME Term SOFR 1 month Index + 7.197%, 10.857% 11/15/2034 (f)(o)		14,000	13,846
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.557% 8/15/2033 (f)(g)(o)		4,512,912	3,671,074
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051		3,837,000	3,862,918
Morgan Stanley Capital I Trust Series 2019-H6 Class D, 3% 6/15/2052 (o)		17,000	14,212
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7245% 12/15/2036 (f)(g)(o)		5,200,000	3,986,268
Morgan Stanley Capital I Trust Series 2019-PLND Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7745% 5/15/2036 (f)(g)(l)(o)		400,000	120,000
Morgan Stanley Capital I Trust Series 2021-L6 Class A3, 2.196% 6/15/2054 (g)		7,000,000	6,437,379
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (g)(t)		11,207,287	413,048
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (g)(o)		11,956,887	11,805,029
MRCD Mortgage Trust Series 2019-PARK Class E, 2.7175% 12/15/2036 (o)		600,000	452,250
MRCD Mortgage Trust Series 2019-PARK Class F, 2.7175% 12/15/2036 (l)(o)		1,228,000	827,365
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058		2,700,000	2,798,718
MSCR Series 2021-MN3 Class M1, U.S. 30-Day Avg. SOFR Index + 2.3%, 5.9672% 11/25/2051 (f)(g)(o)		52,576	52,619
MSCR Series 2021-MN3 Class M2, U.S. 30-Day Avg. SOFR Index + 4%, 7.6672% 11/25/2051 (f)(g)(o)		6,605,728	6,836,418
MSCR Series 2022-MN4 Class M2, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.1672% 5/25/2052 (f)(g)(o)		182,845	201,206
MSSG Trust Series 2017-237P Class A, 3.397% 9/13/2039 (o)		1,750,000	1,669,592
MSWF Commercial Mortgage Trust Series 2023-2 Class XA, 0.9069% 12/15/2056 (g)(t)		2,166,853	119,597
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0109% 12/15/2056 (g)(o)(t)		1,400,000	253,737
MTN Commercial Mortgage Trust Series 2022-LPFL Class A, CME Term SOFR 1 month Index + 1.3969%, 5.0569% 3/15/2039 (f)(g)(o)		100,000	100,000
MTN Commercial Mortgage Trust Series 2022-LPFL Class E, CME Term SOFR 1 month Index + 4.2891%, 7.9491% 3/15/2039 (f)(g)(o)		3,600,000	3,606,486
Multi-family1 Series 2021-W10 Class A, CME Term SOFR 1 month Index + 1.0703%, 4.7303% 12/15/2034 (f)(g)(o)		480,000	478,733
Multi-family1 Series 2021-W10 Class B, CME Term SOFR 1 month Index + 1.3703%, 5.0303% 12/15/2034 (f)(g)(o)		400,000	398,452
Multifamily Conn Ave Securities Trust Series 2019-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.3645%, 7.0317% 10/25/2049 (f)(g)(o)		3,449,952	3,502,722
Multifamily Conn Ave Securities Trust Series 2020-01 Class M10, U.S. 30-Day Avg. SOFR Index + 3.8645%, 7.5317% 3/25/2050 (f)(g)(o)		4,012,776	4,072,213
Multifamily Conn Ave Securities Trust Series 2023-01 Class M10, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.1672% 11/25/2053 (f)(g)(o)		3,525,000	4,049,415
NCMF Trust Series 2025-MFS Class A, 4.883% 6/10/2033 (g)(o)		1,466,000	1,479,228
NCMF Trust Series 2025-MFS Class E, 7.529% 6/10/2033 (g)(o)		980,000	998,490
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (g)(o)		842,000	858,375
NJ Trust Series 2023-GSP Class A, 6.4808% 1/6/2029 (g)(o)		143,000	150,752
NRTH Commercial Mortgage Trust Series 2025-PARK Class A, CME Term SOFR 1 month Index + 1.3933%, 5.0529% 10/15/2040 (f)(g)(o)		135,000	135,253
NW Re-Remic Trust Series 2021-FRR1 Class BK88, 2.6011% 12/18/2051 (g)(o)		267,686	234,517
NY Commercial Mortgage Trust Series 2025-299P Class B, 5.9278% 2/10/2047 (g)(o)		61,000	64,829
Nyc Coml Mtg Trust Series 2025-11X Class A, CME Term SOFR 1 month Index + 1.743%, 5.4027% 10/15/2040 (f)(g)(o)		773,000	774,601
NYC Commercial Mortgage Trust Series 2025-1155 Class A, 5.8329% 6/10/2042 (o)		3,162,000	3,258,401
NYC Commercial Mortgage Trust Series 2025-28L Class A, 4.6682% 11/5/2038 (g)(o)		414,000	417,190
NYC Commercial Mortgage Trust Series 2025-300P Class E, 7.388% 7/13/2042 (g)(o)		450,000	466,070
NYC Commercial Mortgage Trust Series 2025-77C Class A, CME Term SOFR 1 month Index + 0%, 4.7897% 1/10/2036 (f)(g)(o)		900,000	912,767
NYC Trust Series 2024-3ELV Class A, CME Term SOFR 1 month Index + 1.9909%, 5.6506% 8/15/2029 (f)(g)(o)		100,000	100,356
NYC Trust Series 2024-3ELV Class C, CME Term SOFR 1 month Index + 2.8397%, 6.4994% 8/15/2029 (f)(g)(o)		562,937	563,636
NYC Trust Series 2024-3ELV Class D, CME Term SOFR 1 month Index + 3.8383%, 7.4979% 8/15/2029 (f)(g)(o)		526,000	526,987
One Bryant Park Trust Series 2019-OBP Class A, 2.5164% 9/15/2054 (o)		4,690,000	4,406,188
One Market Plaza Trust Series 2017-1MKT Class A, 3.6139% 2/10/2032 (o)		3,652,239	3,548,966
One Market Plaza Trust Series 2017-1MKT Class D, 4.1455% 2/10/2032 (o)		100,000	93,204
One New York Plaza Trust Series 2020-1NYP Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7245% 1/15/2036 (f)(g)(o)		293,556	286,402
One New York Plaza Trust Series 2020-1NYP Class AJ, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 1/15/2036 (f)(g)(o)		17,000	16,543
One New York Plaza Trust Series 2020-1NYP Class B, CME Term SOFR 1 month Index + 1.6145%, 5.2745% 1/15/2036 (f)(g)(o)		100,000	96,375
ONNI Commerical Mortgage Trust Series 2024-APT Class A, 5.753% 7/15/2039 (g)(o)		100,000	102,247
ORL Mortgage Trust Series 2024-GLKS Class A, CME Term SOFR 1 month Index + 1.4925%, 5.1522% 12/15/2039 (f)(g)(o)		280,000	279,913
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.344% 8/10/2042 (g)(o)		94,000	97,624
Penn Commercial Mortgage Trust Series 2025-P11 Class C, 6.508% 8/10/2042 (g)(o)		142,000	150,144
PGA Trust Series 2024-RSR2 Class A, CME Term SOFR 1 month Index + 1.8909%, 5.5506% 6/15/2039 (f)(g)(o)		120,000	119,888
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (f)(g)(o)		8,599,000	8,599,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (f)(g)(o)		907,000	907,568
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (f)(g)(o)		1,006,000	1,006,629
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.8% 3/15/2043 (f)(g)(o)		192,000	191,915
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (g)(o)		35,000	35,173
Prm7 Trust Series 2025-PRM7 Class E, 6.6184% 11/10/2042 (g)(o)		1,110,000	1,122,257
RFM Reremic Trust Series 2022-FRR1 Class BK55, 0% 3/28/2049 (o)(s)		4,000,000	3,960,020
RFM Reremic Trust Series 2022-FRR1 Class BK64, 1.6496% 3/1/2050 (g)(o)		4,000,000	3,815,076
RFM Reremic Trust Series 2022-FRR1 Class CK64, 0% 3/1/2050 (o)(s)		5,000,000	4,648,839
ROCK Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (o)		8,141,372	8,427,484
ROCK Trust Series 2024-CNTR Class D, 7.1091% 11/13/2041 (o)		4,500,000	4,752,443
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3, 2.825% 2/13/2053 (o)		938,844	816,895
SBALR Commercial Mortgage Trust Series 2020-RR1 Class XA, 1.2496% 2/13/2053 (g)(o)(t)		1,554,589	56,284
SCG Commercial Mortgage Trust Series 2025-DLFN Class E, CME Term SOFR 1 month Index + 2.95%, 6.6097% 3/15/2035 (f)(g)(o)		199,000	199,249
SCG Mortgage Trust Series 2024-MSP Class A, CME Term SOFR 1 month Index + 1.741%, 5.4007% 4/15/2041 (f)(g)(o)		229,000	229,000
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (f)(g)(o)		2,604,000	2,610,495
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.4097% 8/15/2042 (f)(g)(o)		23,000	22,986
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (o)		4,436,000	4,453,390
Sdal Tr Series 2025-DAL Class A, CME Term SOFR 1 month Index + 2.4413%, 6.101% 4/15/2042 (f)(g)(o)		122,000	122,257
Seasoned Loans Structured Transaction Series 2018-1 Series 2024-2 Class VF, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2034 (f)(g)(o)		2,681,369	2,724,029
SELF Commercial Mortgage Trust Series 2024-STRG Class A, CME Term SOFR 1 month Index + 1.5423%, 5.2019% 11/15/2034 (f)(g)(o)		17,040	17,050
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8481% 11/15/2034 (f)(g)(o)		135,100	135,101
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8467% 11/15/2034 (f)(g)(o)		108,500	108,142
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2A, 3.659% 1/5/2043 (g)(o)		8,132,000	7,224,099
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class A2B, 4.144% 1/5/2043 (g)(o)		4,000,000	3,599,245
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (g)(o)		72,000	62,199
Shops at Crystals Trust Series 2016-CSTL Class C, 3.7311% 7/5/2036 (g)(o)		1,681,000	1,674,890
SHR Trust Series 2024-LXRY Class A, CME Term SOFR 1 month Index + 1.95%, 5.6097% 10/15/2041 (f)(g)(o)		498,000	498,623
SHR Trust Series 2024-LXRY Class B, CME Term SOFR 1 month Index + 2.45%, 6.1097% 10/15/2041 (f)(g)(o)		847,000	848,818
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2597% 10/15/2041 (f)(g)(o)		101,000	101,927
SLG Commercial Mortgage Trust Series 2026-PAT Class A, 4.9279% 2/15/2039 (g)(o)		533,000	540,657
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 5.61% 1/15/2039 (f)(g)(o)		1,820,000	1,818,293
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.01% 1/15/2039 (f)(g)(o)		2,500,000	2,496,956
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (f)(g)(o)		8,862,360	8,859,591
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (f)(g)(o)		3,552,494	3,551,384
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (f)(g)(o)		2,206,153	2,205,464
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (f)(g)(o)		1,449,518	1,450,058
SREIT Trust Series 2021-MFP2 Class C, CME Term SOFR 1 month Index + 1.4852%, 5.1452% 11/15/2036 (f)(g)(o)		235,000	234,927
SUMIT Mortgage Trust Series 2022-BVUE Class A, 2.789% 2/12/2041 (o)		340,000	311,156
SWCH Commercial Mortgage Trust Series 2025-DATA Class A, CME Term SOFR 1 month Index + 1.4429%, 5.1026% 2/15/2042 (f)(g)(o)		4,650,000	4,609,190
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (f)(g)(o)		5,942,000	5,949,433
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (f)(g)(o)		1,306,000	1,309,265
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (f)(g)(o)		962,000	966,811
Texas Coml Mortgage Trust Series 2025-TWR Class B, CME Term SOFR 1 month Index + 1.5927%, 5.2524% 4/15/2042 (f)(g)(o)		3,300,000	3,300,000
The Baha Trust Series 2024-MAR Class A, 6.1707% 12/10/2041 (g)(o)		4,302,000	4,491,500
The Baha Trust Series 2024-MAR Class B, 7.0694% 12/10/2041 (g)(o)		337,000	354,546
The Baha Trust Series 2024-MAR Class C, 7.7663% 12/10/2041 (g)(o)		827,000	872,195
The Baha Trust Series 2024-MAR Class D, 9.2042% 12/10/2041 (g)(o)		127,000	135,195
THPT Mortgage Trust Series 2023-THL Class A, 6.994% 12/10/2034 (g)(o)		87,594	89,128
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.5797% 12/10/2033 (g)(o)		100,000	105,390
UBS Commercial Mortgage Trust Series 2017-C4 Class AS, 3.836% 10/15/2050		1,690,000	1,649,404
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (g)(t)		12,878,094	183,579
UBS Commercial Mortgage Trust Series 2018-C12 Class A2, 4.1519% 8/15/2051		75,170	75,039
UBS Commercial Mortgage Trust Series 2018-C13 Class A3, 4.0694% 10/15/2051		3,925,650	3,912,011
UBS Commercial Mortgage Trust Series 2019-C17 Class A3, 2.6686% 10/15/2052		1,064,954	1,025,059
UNIV Trust Series 2025-APTS Class A, CME Term SOFR 1 month Index + 1.65%, 5.3302% 11/15/2042 (f)(g)(o)		757,000	756,676
UNIV Trust Series 2025-APTS Class B, CME Term SOFR 1 month Index + 2.25%, 5.9302% 11/15/2042 (f)(g)(o)		100,000	99,958
VEGAS Trust Series 2024-GCS Class C, 6.2165% 7/10/2036 (g)(o)		490,000	504,206
VEGAS Trust Series 2024-GCS Class D, 6.2165% 7/10/2036 (g)(o)		813,000	827,916
Velocity Commercial Capital Loan Trust Series 2020-1 Class AFX, 2.61% 2/25/2050 (o)		121,281	113,139
Velocity Commercial Capital Loan Trust Series 2022-1 Class M4, 5.2% 2/25/2052 (g)(o)		70,855	61,120
Velocity Commercial Capital Loan Trust Series 2022-1 Class M5, 9.6271% 1/25/2053 (g)(o)		116,867	113,139
Velocity Commercial Capital Loan Trust Series 2022-4 Class M4, 7.5248% 8/25/2052 (g)(o)		65,020	63,441
Velocity Commercial Capital Loan Trust Series 2023-1 Class A, 6.55% 1/25/2054 (o)		218,281	223,992
Velocity Commercial Capital Loan Trust Series 2024-5 Class A, 5.49% 10/25/2054 (g)(o)		163,724	165,289
Velocity Commercial Capital Loan Trust Series 2024-5 Class M2, 5.96% 10/25/2054 (g)(o)		93,790	94,112
Velocity Commercial Capital Loan Trust Series 2024-5 Class M3, 6.76% 10/25/2054 (g)(o)		78,735	79,369
Velocity Commercial Capital Loan Trust Series 2024-6 Class M2, 6.55% 12/25/2054 (g)(o)		171,584	174,035
Velocity Commercial Capital Loan Trust Series 2024-6 Class M3, 6.92% 12/25/2054 (g)(o)		430,606	436,854
Velocity Commercial Capital Loan Trust Series 2024-6 Class M4, 9.67% 12/25/2054 (g)(o)		194,396	198,474
Velocity Commercial Capital Loan Trust Series 2025-1 Class A, 6.03% 2/25/2055 (o)		1,244,814	1,274,085
Velocity Commercial Capital Loan Trust Series 2025-1 Class M3, 7.33% 2/25/2055 (g)(o)		160,794	164,138
Velocity Commercial Capital Loan Trust Series 2025-1 Class M4, 10.15% 2/25/2055 (g)(o)		160,794	163,948
Velocity Commercial Capital Loan Trust Series 2025-3 Class A, 5.87% 6/25/2055 (o)		1,672,882	1,699,247
Velocity Commercial Capital Loan Trust Series 2025-3 Class M3, 7.38% 6/25/2055 (g)(o)		186,848	190,999
Velocity Commercial Capital Loan Trust Series 2025-5 Class M3, 6.7% 12/25/2055 (o)		187,969	189,369
Velocity Commercial Capital Loan Trust Series 2025-MC1 Class A1, 8.163% 5/25/2055 (o)		184,840	183,933
Velocity Commercial Capital Loan Trust Series 2026-1 Class A, 5.1% 2/25/2056 (g)(o)		747,120	750,942
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)		3,760,000	3,266,598
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)		300,000	249,389
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (g)(o)		8,700,000	147,312
WBHT Commercial Mortgage Trust Series 2025-WBM Class A, CME Term SOFR 1 month Index + 1.7423%, 5.4019% 6/15/2042 (f)(g)(o)		2,945,000	2,955,435
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class A4, 3.096% 6/15/2049		4,649,715	4,633,900
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048		1,500,000	1,491,003
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.8285% 7/15/2048 (f)(g)(o)		1,900,000	1,900,326
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class AS, 3.665% 7/15/2050		1,110,000	1,087,824
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8156% 12/15/2050 (g)(t)		28,587,120	356,273
Wells Fargo Commercial Mortgage Trust Series 2018-1745 Class A, 3.7487% 6/15/2036 (g)(o)		5,400,000	5,114,831
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (g)(t)		10,902,744	160,907
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class D, 3% 3/15/2052 (o)		21,000	17,367
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class XA, 1.4116% 5/15/2052 (g)(t)		8,831,291	292,402
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052		1,970,794	1,942,721
Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A4, 2.343% 4/15/2054		5,000,000	4,627,693
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A3, 2.406% 11/15/2054		7,300,000	6,603,248
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (f)(g)(o)		4,470,000	4,467,938
Wells Fargo Commercial Mortgage Trust Series 2022-ONL Class A, 3.862% 12/15/2039 (o)		900,000	868,624
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A, 5.4844% 7/15/2035 (g)(o)		137,000	138,153
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057		1,900,000	2,001,874
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class B, 6.2153% 7/15/2043 (o)		415,000	427,788
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class C, 6.4319% 7/15/2043 (o)		264,000	271,115
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class D, 7.0816% 7/15/2043 (o)		110,000	113,660
Wells Fargo Commercial Mortgage Trust Series 2024-BPRC Class X, 0.091% 7/15/2043 (g)(o)(t)		3,278,000	27,258
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (f)(g)(o)		6,587,000	6,578,424
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9503% 10/15/2041 (f)(g)(o)		4,700,000	4,701,635
Wells Fargo Commercial Mortgage Trust Series 2026-5C8 Class A3, 5.034% 3/15/2059		2,300,000	2,378,950
West Trust Series 2025-ROSE Class A, 5.275% 4/10/2035 (g)(o)		156,000	159,796
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0678% 3/15/2045 (g)(o)		177,415	159,670
WHARF Series 2025-DC Class A, 5.5278% 7/15/2040 (g)(o)		352,000	365,353
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (g)(o)		198,000	203,646
TOTAL UNITED STATES			1,326,268,758
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,346,102,144)			1,334,893,387

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (l)	1,584	28,786
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (l)(n)	104,255	1,680,591
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Ardagh Holdings SA (l)(o)	61,576	527,497
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (l)(n)	34,138	6,418
Main Street Sports Group warrants 6/30/2026 (l)(n)	63,385	1
TOTAL COMMUNICATION SERVICES		6,419
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (l)(n)	9,092	76,736
Cano Health LLC warrants 6/28/2029 (l)(n)	279	388
ModivCare Inc (l)	74,160	417,150
TOTAL HEALTH CARE		494,274
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC (l)(n)	3,391	19,803
TOTAL UNITED STATES		520,496
TOTAL COMMON STOCKS (Cost $2,490,278)		2,757,370

Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
GERMANY - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE 0.875% 5/20/2032 (q)	EUR	100,000	121,809
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV 2.375% 1/17/2029 (q)	EUR	800,000	933,713
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $999,000)			1,055,522

Fixed-Income Funds - 44.7%
	Shares	Value ($)
American Funds The Bond Fund of America Class F-2	128,600,134	1,487,903,546
Baird Aggregate Bond Fund Class Institutional	116,707,739	1,174,079,859
Baird Core Plus Bond Fund Class Institutional	109,494,502	1,140,932,706
Columbia Mortgage Opportunities Fund Institutional 2 Class	58,860,756	509,734,150
DoubleLine Total Return Bond Fund Class N	151,316,072	1,366,384,131
Eaton Vance Total Return Bond ETF (w)	3,439,515	178,889,174
Fidelity SAI Long-Term Treasury Bond Index Fund (x)	140,060	977,617
Fidelity SAI Total Bond Fund (x)	334,535,294	3,101,142,177
Fidelity SAI U.S. Treasury Bond Index Fund (x)	114,680	1,029,823
Fidelity U.S. Bond Index Fund (x)	37,243,094	398,128,676
iShares 1-5 Year Investment Grade Corporate Bond ETF	995,261	52,977,743
iShares 7-10 Year Treasury Bond ETF (w)	16,973,444	1,663,227,778
iShares Broad USD High Yield Corporate Bond ETF	22,267	832,563
iShares Core US Aggregate Bond ETF	10,391	1,053,647
iShares iBoxx $ Investment Grade Corporate Bond ETF (w)	1,892	211,299
John Hancock Bond Fund Class R6	59,008,632	819,629,902
JPMorgan Core Bond Fund Class R6	70,461,876	746,191,265
NYLI MacKay U.S. Infrastructure Bond Class A	48,297,173	374,786,060
PIMCO Income Fund Institutional Class	115,018,174	1,276,701,726
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	223,108,384	2,119,529,644
SPDR DoubleLine Total Return Tactical ETF (w)	13,815,794	562,993,606
State Street SPDR Portfolio Long Term Treasury ETF (w)	21,299,820	584,893,057
T. Rowe Price Emerging Markets Bond Fund I Class	31,029,473	309,363,851
TCW Emerging Markets Income Fund Class N	36,866,800	336,962,552
The Hartford Total Return Bond Fund Class I	43,656,313	404,694,024
Voya Intermediate Bond Fund Class I	167,379,480	1,498,046,342
TOTAL FIXED-INCOME FUNDS (Cost $20,988,033,602)		20,111,296,918

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Argentine Republic 0.125% 7/9/2030	EUR	1,560,936	1,549,298
Argentine Republic 0.75% 7/9/2030 (p)		4,292,929	3,634,150
Argentine Republic 1% 7/9/2029		5,777,546	5,096,893
Argentine Republic 3.5% 7/9/2041 (p)		700,000	488,974
Argentine Republic 4.125% 7/9/2035 (p)		2,310,000	1,737,409
TOTAL ARGENTINA			12,506,724
AUSTRALIA - 0.2%
Australian Commonwealth 1.75% 11/21/2032 (q)	AUD	205,000	123,313
Australian Commonwealth 2.75% 6/21/2035 (q)	AUD	22,200,000	13,565,652
New South Wales Treasury Corp 1.75% 3/20/2034 (q)	AUD	9,100,000	5,080,110
New South Wales Treasury Corp 2% 3/8/2033	AUD	1,200,000	708,812
New South Wales Treasury Corp 4.75% 2/20/2037 (q)	AUD	7,055,000	4,784,467
New South Wales Treasury Corp 5.25% 2/24/2038 (q)	AUD	2,825,000	1,981,099
Queensland Treasury Corp 1.5% 8/20/2032 (o)(q)	AUD	9,100,000	5,285,529
Queensland Treasury Corp 4.5% 8/22/2035 (o)(q)	AUD	2,200,000	1,483,967
Queensland Treasury Corp 5% 7/21/2037 (o)(q)	AUD	5,255,000	3,612,832
Queensland Treasury Corp 5.25% 8/13/2038 (o)(q)	AUD	4,185,000	2,912,615
Treasury Corp of Victoria 2% 11/20/2037	AUD	5,130,000	2,553,892
Treasury Corp of Victoria 2.25% 9/15/2033 (q)	AUD	4,300,000	2,532,137
TOTAL AUSTRALIA			44,624,425
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (o)		391,000	437,579
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (o)		400,000	419,403
BRAZIL - 0.1%
Brazil Minas SPE via State of Minas Gerais 5.333% 2/15/2028 (q)		796,000	800,139
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (r)	BRL	171,800,000	33,088,359
Federative Republic of Brazil 6% 10/20/2033		700,000	715,575
Federative Republic of Brazil 6.25% 5/22/2036		5,000,000	5,047,500
Federative Republic of Brazil 6.625% 3/15/2035		985,000	1,034,250
Federative Republic of Brazil 7.125% 5/13/2054		488,000	497,008
TOTAL BRAZIL			41,182,831
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	220,000	150,164
Canadian Government 3% 6/1/2034	CAD	220,000	161,123
Province of Quebec 4.45% 9/1/2034	CAD	8,000,000	6,288,568
Province of Quebec 7.5% 9/15/2029		1,315,000	1,483,142
TOTAL CANADA			8,082,997
COLOMBIA - 0.1%
Colombian Republic 11.75% 1/24/2035	COP	18,565,400,000	4,406,066
Colombian Republic 12.75% 11/28/2040	COP	3,982,900,000	989,802
Colombian Republic 3.75% 9/19/2028	EUR	5,310,000	6,224,290
Colombian Republic 4.5% 3/15/2029		1,700,000	1,654,950
Colombian Republic 5.375% 1/21/2029		1,700,000	1,696,600
Colombian Republic 6.125% 1/21/2031		211,000	210,473
Colombian Republic 7.375% 4/25/2030		4,145,000	4,353,908
Colombian Republic 7.75% 11/7/2036		980,000	1,020,376
Colombian Republic 8% 11/14/2035		1,409,000	1,503,755
Colombian Republic 8.75% 11/14/2053		788,000	865,460
TOTAL COLOMBIA			22,925,680
COSTA RICA - 0.0%
Republic of Costa Rica 7.3% 11/13/2054 (o)		285,000	325,552
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 4.875% 1/30/2032 (q)	EUR	1,930,000	2,226,440
Cote d'Ivoire Treasury Bill 5.25% 3/22/2030 (q)	EUR	2,973,000	3,559,004
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (q)	EUR	4,472,000	5,389,798
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (q)		950,000	940,975
Cote d'Ivoire Treasury Bill 6.75% 2/25/2041 (o)		3,081,000	2,939,274
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (o)		480,000	517,507
TOTAL COTE D'IVOIRE			15,572,998
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 5.5% 2/22/2029 (o)		2,662,000	2,706,589
Dominican Republic 5.5% 2/22/2029 (q)		161,000	163,697
Dominican Republic 5.95% 1/25/2027 (o)		1,100,000	1,111,303
Dominican Republic 6% 2/22/2033 (q)		157,000	160,140
Dominican Republic 6% 7/19/2028 (o)		1,429,000	1,469,012
Dominican Republic 6.4% 6/5/2049 (q)		450,000	450,900
Dominican Republic 7.45% 4/30/2044 (q)		100,000	111,100
TOTAL DOMINICAN REPUBLIC			6,172,741
ECUADOR - 0.0%
Republic of Ecuador 5% 7/31/2040 (o)(p)		481,734	393,099
Republic of Ecuador 6.9% 7/31/2030 (p)(q)		1,062,900	1,049,539
Republic of Ecuador 6.9% 7/31/2035 (o)(p)		1,249,573	1,133,797
Republic of Ecuador 8.75% 1/29/2034 (o)		6,443,000	6,500,987
Republic of Ecuador 9.25% 1/29/2039 (o)		908,000	923,436
TOTAL ECUADOR			10,000,858
EGYPT - 0.0%
Arab Republic of Egypt 7.3% 9/30/2033 (q)		200,000	200,700
Arab Republic of Egypt 7.6003% 3/1/2029 (q)		300,000	314,532
Arab Republic of Egypt 7.625% 5/29/2032 (q)		350,000	358,838
Arab Republic of Egypt 8.5% 1/31/2047 (q)		300,000	286,500
Arab Republic of Egypt 8.7002% 3/1/2049 (q)		500,000	485,780
Arab Republic of Egypt 8.875% 5/29/2050 (q)		300,000	293,250
Arab Republic of Egypt 9.45% 2/4/2033 (o)		200,000	224,376
TOTAL EGYPT			2,163,976
EL SALVADOR - 0.0%
El Salvador Republic 9.65% 11/21/2054 (o)		823,000	935,247
GUATEMALA - 0.0%
Republic of Guatemala 3.7% 10/7/2033 (q)		947,000	860,444
Republic of Guatemala 6.25% 8/15/2036 (q)		979,000	1,037,434
Republic of Guatemala 6.25% 8/15/2036 (o)		669,000	708,931
TOTAL GUATEMALA			2,606,809
HONDURAS - 0.0%
Honduras Government 8.625% 11/27/2034 (o)		400,000	464,623
HUNGARY - 0.0%
Hungary Government 1.75% 6/5/2035 (q)	EUR	1,370,000	1,341,574
Hungary Government 2.125% 9/22/2031 (o)		780,000	681,720
Hungary Government 7.625% 3/29/2041		170,000	202,140
TOTAL HUNGARY			2,225,434
INDONESIA - 0.0%
Indonesia Government 2.85% 2/14/2030		1,430,000	1,357,428
Indonesia Government 3.05% 3/12/2051		1,180,000	780,570
Indonesia Government 3.4% 9/18/2029		420,000	409,709
Indonesia Government 3.5% 1/11/2028		6,300,000	6,253,160
TOTAL INDONESIA			8,800,867
ISRAEL - 0.0%
Israel Government 5.375% 2/19/2030		4,461,000	4,617,363
Israel Government 5.5% 3/12/2034		200,000	207,936
Israel Government 5.5% 9/18/2033		2,685,000	2,954,927
TOTAL ISRAEL			7,780,226
ITALY - 0.0%
Cassa Depositi e Prestiti SpA 4.375% 10/1/2030 (o)		1,200,000	1,212,129
Cassa Depositi e Prestiti SpA 5.75% 5/5/2026 (o)		1,200,000	1,203,229
Cassa Depositi e Prestiti SpA 5.875% 4/30/2029 (o)		2,200,000	2,325,807
TOTAL ITALY			4,741,165
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	114,850,000	713,796
Japan Government 0.2% 3/1/2026	JPY	378,350,000	2,422,677
Japan Government 1.6% 3/20/2044	JPY	530,000,000	2,794,697
Japan Government 1.8% 3/20/2054	JPY	430,000,000	1,980,068
Japan Government Treasury Bills 0% 3/2/2026 (r)	JPY	300,000,000	1,921,045
Japan Government Treasury Bills 0% 5/18/2026 (r)	JPY	78,450,000	501,549
TOTAL JAPAN			10,333,832
JORDAN - 0.0%
Jordan Government 5.75% 11/12/2032 (o)		918,000	902,394
Jordan Government 5.85% 7/7/2030 (q)		200,000	201,100
Jordan Government 7.375% 10/10/2047 (q)		400,000	395,200
TOTAL JORDAN			1,498,694
KENYA - 0.0%
Republic of Kenya 7.875% 10/9/2033 (o)		320,000	318,800
Republic of Kenya 8.8% 10/9/2038 (o)		452,000	447,254
Republic of Kenya 9.5% 3/5/2036 (o)		532,000	558,999
TOTAL KENYA			1,325,053
KUWAIT - 0.0%
State of Kuwait 4.016% 10/9/2028 (o)		3,100,000	3,109,897
State of Kuwait 4.136% 10/9/2030 (o)		3,100,000	3,107,502
State of Kuwait 4.652% 10/9/2035 (o)		2,400,000	2,406,504
TOTAL KUWAIT			8,623,903
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		2,470,000	2,225,470
United Mexican States 4.28% 8/14/2041		400,000	326,800
United Mexican States 4.5% 1/31/2050		2,340,000	1,815,606
United Mexican States 4.5% 4/22/2029		2,920,000	2,938,907
United Mexican States 4.75% 3/22/2031		4,100,000	4,089,750
United Mexican States 4.75% 3/8/2044		206,000	171,969
United Mexican States 5.375% 3/22/2033		4,085,000	4,099,706
United Mexican States 5.625% 9/22/2035		2,211,000	2,206,025
United Mexican States 5.85% 7/2/2032		4,875,000	5,070,000
United Mexican States 6% 5/13/2030		4,310,000	4,534,120
United Mexican States 6.05% 1/11/2040		1,600,000	1,610,256
United Mexican States 6.35% 2/9/2035		1,200,000	1,266,600
United Mexican States 6.875% 5/13/2037		11,400,000	12,346,200
TOTAL MEXICO			42,701,409
MULTI-NATIONAL - 0.1%
European Union 2.875% 10/5/2029 (q)	EUR	19,500,000	23,510,319
European Union 3.375% 12/12/2035 (q)	EUR	1,000,000	1,222,377
European Union 3.75% 10/12/2045 (q)	EUR	400,000	478,743
European Union 4% 4/4/2044 (q)	EUR	815,000	1,014,720
TOTAL MULTI-NATIONAL			26,226,159
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (o)		300,000	302,439
Republic of Nigeria 6.5% 11/28/2027 (q)		300,000	304,593
Republic of Nigeria 9.1297% 1/13/2046 (o)		560,000	609,280
TOTAL NIGERIA			1,216,312
PAKISTAN - 0.0%
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		700,000	691,250
Islamic Republic of Pakistan 8.875% 4/8/2051 (o)		600,000	592,500
TOTAL PAKISTAN			1,283,750
PANAMA - 0.0%
Panamanian Republic 3.16% 1/23/2030		650,000	617,500
Panamanian Republic 3.875% 3/17/2028		1,220,000	1,210,469
Panamanian Republic 4.3% 4/29/2053		615,000	477,701
Panamanian Republic 4.5% 4/16/2050		400,000	320,475
Panamanian Republic 5.662% 2/23/2038		213,000	213,911
TOTAL PANAMA			2,840,056
PARAGUAY - 0.0%
Republic of Paraguay 5.4% 3/30/2050 (q)		1,019,000	961,936
Republic of Paraguay 5.6% 3/13/2048 (q)		400,000	388,676
TOTAL PARAGUAY			1,350,612
PERU - 0.0%
Peruvian Republic 1.862% 12/1/2032		2,350,000	1,978,113
Peruvian Republic 2.783% 1/23/2031		772,000	716,416
Peruvian Republic 2.844% 6/20/2030		800,000	758,400
Peruvian Republic 3.55% 3/10/2051		1,000,000	721,750
Peruvian Republic 5.375% 2/8/2035		800,000	826,000
Peruvian Republic 5.875% 8/8/2054		2,600,000	2,625,350
TOTAL PERU			7,626,029
PHILIPPINES - 0.0%
Philippine Republic 3% 2/1/2028		1,130,000	1,112,666
Philippine Republic 3.2% 7/6/2046		1,180,000	857,860
Philippine Republic 5.5% 2/4/2035		2,790,000	2,943,450
TOTAL PHILIPPINES			4,913,976
POLAND - 0.0%
Republic of Poland 5.125% 9/18/2034		200,000	207,799
Republic of Poland 5.375% 2/12/2035		285,000	298,438
Republic of Poland 5.5% 3/18/2054		370,000	362,097
TOTAL POLAND			868,334
ROMANIA - 0.1%
Romanian Republic 4.625% 3/4/2033 (o)	EUR	3,345,000	3,942,571
Romanian Republic 5.375% 6/7/2033 (o)	EUR	11,400,000	13,958,536
Romanian Republic 5.625% 5/30/2037 (o)	EUR	1,800,000	2,162,952
Romanian Republic 5.75% 3/24/2035 (q)		502,000	507,522
Romanian Republic 5.75% 9/16/2030 (o)		3,270,000	3,395,274
Romanian Republic 5.875% 7/11/2032 (q)	EUR	650,000	822,187
Romanian Republic 6% 9/24/2044 (o)	EUR	646,000	762,214
Romanian Republic 6.625% 5/16/2036 (q)		2,010,000	2,142,660
TOTAL ROMANIA			27,693,916
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.625% 3/4/2028 (q)		8,800,000	8,726,344
Kingdom of Saudi Arabia 4.125% 1/12/2029 (o)		6,500,000	6,506,110
Kingdom of Saudi Arabia 5.125% 1/13/2028 (o)		18,400,000	18,745,000
TOTAL SAUDI ARABIA			33,977,454
SERBIA - 0.0%
Republic of Serbia 1.5% 6/26/2029 (q)	EUR	3,203,000	3,549,259
Republic of Serbia 1.5% 6/26/2029 (o)	EUR	1,790,000	1,983,507
Republic of Serbia 1.65% 3/3/2033 (o)	EUR	671,000	682,320
Republic of Serbia 1.65% 3/3/2033 (q)	EUR	183,000	186,086
Republic of Serbia 6.25% 5/26/2028 (q)		1,308,000	1,361,955
Republic of Serbia 6.25% 5/26/2028 (o)		995,000	1,036,044
TOTAL SERBIA			8,799,171
SOUTH AFRICA - 0.0%
South African Republic 5.875% 4/20/2032		690,000	712,856
South African Republic 7.1% 11/19/2036 (o)		10,537,000	11,329,910
South African Republic 7.25% 12/11/2055 (o)		389,000	389,000
South African Republic 7.3% 4/20/2052		500,000	504,750
South African Republic 7.95% 11/19/2054 (o)		483,000	521,640
TOTAL SOUTH AFRICA			13,458,156
SURINAME - 0.0%
Republic of Suriname 7.7% 11/6/2030 (o)		479,000	493,222
Republic of Suriname 8.5% 11/6/2035 (o)		663,000	708,084
TOTAL SURINAME			1,201,306
TURKEY - 0.0%
Istanbul Metropolitan Municipality 10.5% 12/6/2028 (o)		600,000	660,264
Turkish Republic 36% 8/12/2026	TRY	189,963,800	4,378,109
Turkish Republic 7.625% 5/15/2034		400,000	428,400
TOTAL TURKEY			5,466,773
UNITED KINGDOM - 0.3%
United Kingdom of Great Britain and Northern Ireland 0.5% 10/22/2061 (q)	GBP	1,900,000	681,870
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (q)	GBP	2,700,000	2,938,214
United Kingdom of Great Britain and Northern Ireland 4.375% 7/31/2054 (q)	GBP	12,865,000	15,597,697
United Kingdom of Great Britain and Northern Ireland 4.5% 3/7/2035 (q)	GBP	50,000,000	68,707,643
TOTAL UNITED KINGDOM			87,925,424
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027		100,000	100,700
Uruguay Republic 5.1% 6/18/2050		990,000	951,390
TOTAL URUGUAY			1,052,090
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $463,431,577)			482,352,544

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Electric Utilities - 0.0%
Salt River Proj AZ Agric & Pwr 4.839% 1/1/2041	750,000	751,916
Other - 0.0%
Maricopa Cnty AZ Ind Dev Au Ed Series 2024, 7.375% 10/1/2029 (o)	4,950,000	5,341,009
TOTAL ARIZONA		6,092,925
California - 0.0%
Education - 0.0%
University CA Revs 4.858% 5/15/2112	499,000	433,361
University CA Revs Series 2015 AQ, 4.767% 5/15/2115	1,565,000	1,333,625
University CA Revs Series 2015 J, 4.131% 5/15/2045	1,750,000	1,632,234
TOTAL EDUCATION		3,399,220
General Obligations - 0.0%
State of California 7.5% 4/1/2034	205,000	242,054
State of California 7.55% 4/1/2039	290,000	358,291
State of California Gen. Oblig. 4.6% 4/1/2038 (Pre-refunded to 4/1/2028 at 100)	1,180,000	1,205,722
TOTAL GENERAL OBLIGATIONS		1,806,067
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev Series 2022 Q, 4.563% 5/15/2053	875,000	789,939
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	70,000	65,055
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,565,000	3,870,089
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	540,000	630,977
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.063% 5/15/2034	500,000	426,719
Los Angeles CA Dept Arpts Rev Series 2021 C, 2.163% 5/15/2035	500,000	419,430
TOTAL TRANSPORTATION		5,347,215
TOTAL CALIFORNIA		11,407,496
Colorado - 0.0%
Special Tax - 0.0%
Regional Transn Dist CO Sales 5.844% 11/1/2050	45,000	46,812
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	1,500,000	1,615,337
Georgia - 0.0%
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev Series 2010 A, 6.637% 4/1/2057	207,000	228,579
Illinois - 0.0%
General Obligations - 0.0%
Illinois St Gen. Oblig. 5.1% 6/1/2033	2,159,559	2,236,231
Louisiana - 0.0%
Other - 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Series ELL Class A2, 4.145% 2/1/2033	720,000	725,319
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Transn Fd Rev 5.731% 6/1/2040	150,000	159,335
Michigan - 0.0%
Education - 0.0%
Michigan St Univ Revs Series 2022A, 4.165% 8/15/2122	3,660,000	2,756,306
University MI Univ Revs 2.437% 4/1/2040	570,000	446,713
University MI Univ Revs 3.504% 4/1/2052	1,080,000	825,211
University MI Univ Revs 4.454% 4/1/2122	4,790,000	3,926,792
TOTAL EDUCATION		7,955,022
Health Care - 0.0%
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 T, 3.384% 12/1/2040	545,000	474,469
TOTAL MICHIGAN		8,429,491
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	1,060,000	902,886
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	855,000	1,019,611
New Jersey Turnpike Authority 7.414% 1/1/2040	2,220,000	2,718,759
TOTAL NEW JERSEY		3,738,370
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.926% 10/1/2051	70,000	67,523
Port Auth NY & NJ 4.96% 8/1/2046	280,000	273,176
Port Auth NY & NJ 5.647% 11/1/2040	240,000	261,564
Port Auth NY & NJ Series 174, 4.458% 10/1/2062	515,000	452,948
TOTAL NEW JERSEY,NEW YORK		1,055,211
New York - 0.1%
Education - 0.0%
NY St Dorm Auth Revs Non St Supported Debt Series 2025B, 5.228% 7/1/2035	5,630,000	6,074,027
Other - 0.0%
New York City Transitional Finance Authority 2.69% 5/1/2033 (Escrowed to Maturity)	530,000	482,273
Special Tax - 0.1%
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 2, 4.375% 5/1/2037	6,565,000	6,469,232
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 SUB E 3, 1.97% 2/1/2033	2,015,000	1,757,835
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 F SUBF 3, 5.15% 2/1/2036	540,000	562,186
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5.628% 3/15/2039	990,000	1,028,779
TOTAL SPECIAL TAX		9,818,032
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	380,000	421,873
Metropolitan Transn Auth NY Rv Series 2010E, 6.814% 11/15/2040	15,000	17,171
TOTAL TRANSPORTATION		439,044
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.882% 6/15/2044	320,000	333,222
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	70,000	74,096
TOTAL WATER & SEWER		407,318
TOTAL NEW YORK		17,220,694
Ohio - 0.0%
Education - 0.0%
Ohio St Univ Gen Rcpts 4.8% 6/1/2111	1,503,000	1,304,075
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	435,000	560,835
Escrowed/Pre-Refunded - 0.0%
JobsOhio Beverage System 2.833% 1/1/2038 (Escrowed to Maturity)	320,000	279,626
Special Tax - 0.0%
JobsOhio Beverage System 2.833% 1/1/2038	5,000	4,329
TOTAL OHIO		2,148,865
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 5.808% 2/1/2041	230,000	242,427
General Obligations - 0.0%
Texas State Gen. Oblig. 5.517% 4/1/2039	318,685	335,705
Industrial Development - 0.0%
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (o)	325,000	325,706
Transportation - 0.0%
Dallas Fort Worth International Airport 4.087% 11/1/2051	1,010,000	863,713
Texas Private Activity Bd Surface Transn Corp Rev 3.922% 12/31/2049	390,000	324,888
TOTAL TRANSPORTATION		1,188,601
TOTAL TEXAS		2,092,439
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,520,000	974,072
Other - 0.0%
Williamsburg Economic Development Authority Series 2025, 4.957% 11/1/2035	885,000	915,741
TOTAL VIRGINIA		1,889,813
TOTAL MUNICIPAL SECURITIES (Cost $64,100,064)		59,989,803

Non-Convertible Corporate Bonds - 14.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Sonangol Finance Ltd 10% 1/29/2031 (o)		310,000	307,567
AUSTRALIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NBN Co Ltd 4% 10/1/2027 (o)		7,200,000	7,216,060
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Finance Ltd 3.649% 4/29/2031 (o)		4,800,000	4,573,003
Santos Finance Ltd 4.125% 9/14/2027 (q)		6,300,000	6,290,327
Woodside Finance Ltd 5.4% 5/19/2030		500,000	518,730
TOTAL ENERGY			11,382,060
Financials - 0.0%
Banks - 0.0%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (g)(q)	GBP	400,000	543,879
Commonwealth Bank of Australia 3.61% 9/12/2034 (g)(o)		3,419,000	3,332,044
Commonwealth Bank of Australia 3.788% 8/26/2037 (g)(q)	EUR	500,000	594,268
Commonwealth Bank of Australia 6.4% 3/5/2046	AUD	360,000	257,057
National Australia Bank Ltd 2.332% 8/21/2030 (o)		450,000	413,573
National Australia Bank Ltd 3.612% 1/22/2036 (g)(q)	EUR	300,000	356,432
Westpac Banking Corp 2.963% 11/16/2040		142,000	110,463
Westpac Banking Corp 3.133% 11/18/2041		140,000	108,578
Westpac Banking Corp 4.11% 7/24/2034 (g)		4,937,000	4,894,550
Westpac Banking Corp 6.085% 2/12/2041 (g)	AUD	330,000	235,791
			10,846,635
Capital Markets - 0.0%
Macquarie Bank Ltd 3 month Australia Bank Bill Rate + 1.32%, 5.3068% 8/20/2036 (f)(g)	AUD	400,000	284,296
Macquarie Group Ltd 2.691% 6/23/2032 (g)(o)		166,000	152,669
			436,965
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	465,000	522,111
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (g)(q)	GBP	325,000	417,191
TOTAL FINANCIALS			12,222,902
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 5.106% 4/3/2034 (o)		640,000	662,674
Industrials - 0.0%
Ground Transportation - 0.0%
Pacific National Finance Pty Ltd 3.7% 9/24/2029	AUD	570,000	376,053
Transportation Infrastructure - 0.0%
Sydney Airport Finance Co Pty Ltd 1.75% 4/26/2028 (q)	EUR	1,500,000	1,743,753
Sydney Airport Finance Co Pty Ltd 5.9% 4/19/2034 (q)	AUD	620,000	449,986
			2,193,739
TOTAL INDUSTRIALS			2,569,792
Materials - 0.1%
Chemicals - 0.0%
Dyno Nobel Ltd 5.4% 11/8/2032	AUD	620,000	434,477
Containers & Packaging - 0.0%
Amcor UK Finance PLC 3.75% 2/20/2033	EUR	1,105,000	1,317,623
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.9% 2/28/2033		103,000	105,992
BHP Billiton Finance USA Ltd 5% 2/21/2030		1,330,000	1,378,983
BHP Billiton Finance USA Ltd 5.125% 2/21/2032		3,269,000	3,420,168
BHP Billiton Finance USA Ltd 5.25% 9/8/2033		3,170,000	3,326,778
BHP Billiton Finance USA Ltd 5.3% 2/21/2035		355,000	372,297
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (o)		76,000	73,633
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (o)		150,000	157,121
Glencore Funding LLC 2.5% 9/1/2030 (o)		80,000	74,168
Glencore Funding LLC 2.625% 9/23/2031 (o)		260,000	237,143
Glencore Funding LLC 2.85% 4/27/2031 (o)		269,000	251,029
Glencore Funding LLC 3.875% 10/27/2027 (o)		137,000	136,708
Glencore Funding LLC 5.186% 4/1/2030 (o)		390,000	403,552
Glencore Funding LLC 5.634% 4/4/2034 (o)		2,325,000	2,458,945
Glencore Funding LLC 5.7% 5/8/2033 (o)		321,000	341,312
Glencore Funding LLC 6.125% 10/6/2028 (o)		1,250,000	1,309,536
Mineral Resources Ltd 7% 4/1/2031 (o)		530,000	557,565
Mineral Resources Ltd 8% 11/1/2027 (o)		530,000	541,642
Mineral Resources Ltd 9.25% 10/1/2028 (o)		775,000	811,698
Rio Tinto Finance USA Ltd 5.2% 11/2/2040		162,000	164,524
Rio Tinto Finance USA PLC 5% 3/9/2033		240,000	249,270
Rio Tinto Finance USA PLC 5.25% 3/14/2035		540,000	563,484
			16,935,548
TOTAL MATERIALS			18,687,648
Real Estate - 0.0%
Retail REITs - 0.0%
Vicinity Centres Trust 5.836% 3/3/2036 (q)	AUD	280,000	199,726
Utilities - 0.0%
Electric Utilities - 0.0%
Ausgrid Finance Pty Ltd 5.946% 12/10/2035 (q)	AUD	930,000	666,447
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	800,000	591,296
TOTAL UTILITIES			1,257,743
TOTAL AUSTRALIA			54,198,605
AUSTRIA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG 12.25% 3/30/2029 (o)		3,900,000	4,154,920
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (q)	EUR	135,000	159,900
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (q)	EUR	150,000	183,783
TOTAL AUSTRIA			4,498,603
BAILIWICK OF JERSEY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Deepocean Ltd 6% 4/8/2031 (q)	EUR	200,000	245,739
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036		11,575,000	11,604,890
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046		3,125,000	2,939,360
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036		96,000	96,247
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046		212,000	198,746
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042		417,000	404,773
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		100,000	104,945
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		244,000	253,247
			15,602,208
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	400,000	492,223
TOTAL CONSUMER STAPLES			16,094,431
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (q)	EUR	500,000	606,927
Financials - 0.0%
Banks - 0.0%
KBC Group NV 4.932% 10/16/2030 (g)(o)		8,910,000	9,138,077
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA 4.25% 3/20/2030 (q)	EUR	2,100,000	2,576,034
Materials - 0.0%
Chemicals - 0.0%
Syensqo Finance America LLC 5.65% 6/4/2029 (o)		2,000,000	2,077,443
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (q)	EUR	300,000	358,294
TOTAL BELGIUM			30,851,206
BERMUDA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Triton Container International Ltd / TAL International Container Corp 5.15% 2/15/2033		235,000	234,977
BRAZIL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MV24 Capital BV 6.748% 6/1/2034 (o)		138,806	141,286
Petrobras Global Finance BV 6.625% 1/16/2034	GBP	400,000	558,466
TOTAL ENERGY			699,752
Industrials - 0.0%
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		603,860	642,432
Materials - 0.0%
Chemicals - 0.0%
Braskem Netherlands Finance BV 4.5% 1/10/2028 (o)		245,000	111,475
Braskem Netherlands Finance BV 4.5% 1/31/2030 (o)		1,080,000	454,896
Braskem Netherlands Finance BV 8.5% 1/12/2031 (o)		4,393,000	1,864,390
			2,430,761
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (o)		315,000	316,575
Samarco Mineracao SA 9.0494% 6/30/2031 pay-in-kind (p)(q)		365,000	366,708
			683,283
TOTAL MATERIALS			3,114,044
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
FS Luxembourg Sarl 8.625% 6/25/2033 (o)		200,000	198,030
FS Luxembourg Sarl 8.875% 2/12/2031 (o)		335,000	346,725
TOTAL UTILITIES			544,755
TOTAL BRAZIL			5,000,983
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (g)		160,000	162,363
TELUS Corp 6.625% 10/15/2055 (g)		100,000	103,262
TELUS Corp 6.625% 6/9/2056 (g)		205,000	206,657
TELUS Corp 7% 10/15/2055 (g)		150,000	158,288
			630,570
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 5.3% 2/15/2034		2,725,000	2,784,810
Rogers Communications Inc 5.45% 10/1/2043		22,000	21,093
Rogers Communications Inc 7.5% 8/15/2038		180,000	211,335
			3,017,238
TOTAL COMMUNICATION SERVICES			3,647,808
Consumer Discretionary - 0.0%
Distributors - 0.0%
RB Global Holdings Inc 7.75% 3/15/2031 (o)		514,000	534,388
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (o)		5,525,000	5,305,695
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (o)		280,000	278,784
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		280,000	287,970
Great Canadian Gaming Corp/Raptor LLC 8.75% 11/15/2029 (o)		188,000	191,082
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (o)		167,000	161,423
			6,224,954
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (o)		500,000	469,956
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		409,000	411,622
TOTAL CONSUMER DISCRETIONARY			7,640,920
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 5.267% 2/12/2034 (o)		2,645,000	2,743,894
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.85% 6/1/2027		3,200,000	3,199,580
Canadian Natural Resources Ltd 5% 12/15/2029		10,920,000	11,269,940
Canadian Natural Resources Ltd 5.4% 12/15/2034		4,100,000	4,246,671
Canadian Natural Resources Ltd 6.25% 3/15/2038		195,000	210,555
Cenovus Energy Inc 2.65% 1/15/2032		1,050,000	954,376
Cenovus Energy Inc 3.75% 2/15/2052		3,710,000	2,687,999
Cenovus Energy Inc 4.65% 3/20/2031		983,000	995,474
Cenovus Energy Inc 5.25% 6/15/2037		1,199,000	1,195,060
Cenovus Energy Inc 5.4% 3/20/2036		757,000	771,091
Enbridge Inc 3.125% 11/15/2029		194,000	187,599
Enbridge Inc 3.4% 8/1/2051		100,000	69,691
Enbridge Inc 3.7% 7/15/2027		161,000	160,653
Enbridge Inc 4.6% 6/20/2028		4,400,000	4,459,117
Enbridge Inc 4.9% 6/20/2030		3,500,000	3,605,561
Enbridge Inc 5.3% 4/5/2029		800,000	829,173
Enbridge Inc 5.5% 12/1/2046		98,000	96,831
Enbridge Inc 5.7% 3/8/2033		100,000	106,283
Enbridge Inc 8.5% 1/15/2084 (g)		3,910,000	4,512,605
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (g)		48,000	50,949
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027		535,000	540,778
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029		4,320,000	4,417,215
Suncor Energy Inc 3.75% 3/4/2051		695,000	507,587
Suncor Energy Inc 6.8% 5/15/2038		191,000	216,230
Suncor Energy Inc 6.85% 6/1/2039		100,000	112,486
TransCanada PipeLines Ltd 4.25% 5/15/2028		131,000	131,760
TransCanada PipeLines Ltd 4.625% 3/1/2034		835,000	830,255
TransCanada PipeLines Ltd 6.1% 6/1/2040		61,000	65,749
Transcanada Trust 5.5% 9/15/2079 (g)		1,695,000	1,713,408
TOTAL ENERGY			48,144,676
Financials - 0.2%
Banks - 0.1%
Bank of Montreal 4.35% 9/22/2031 (g)		100,000	100,645
Bank of Montreal 5.511% 6/4/2031		250,000	264,956
Bank of Nova Scotia/The 3.375% 3/5/2033 (g)(q)	EUR	760,000	905,612
Bank of Nova Scotia/The 4.338% 9/15/2031 (g)		300,000	301,068
Bank of Nova Scotia/The 4.74% 11/10/2032 (g)		475,000	483,523
Bank of Nova Scotia/The 4.813% 2/2/2034 (g)		403,000	407,645
Canadian Imperial Bank of Commerce 4.58% 9/8/2031 (g)		4,500,000	4,566,589
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (g)		275,000	279,936
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (g)		142,000	144,564
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (g)		100,000	103,913
Royal Bank of Canada 3.125% 9/27/2031 (g)(q)	EUR	435,000	517,424
Royal Bank of Canada 4.24% 8/3/2027		414,000	416,596
Royal Bank of Canada 4.498% 8/6/2029 (g)		11,500,000	11,637,057
Royal Bank of Canada 4.522% 10/18/2028 (g)		493,000	497,977
Royal Bank of Canada 4.65% 10/18/2030 (g)		3,805,000	3,881,609
Royal Bank of Canada 5.153% 2/4/2031 (g)		236,000	244,753
Toronto Dominion Bank 2% 9/10/2031		180,000	162,387
Toronto Dominion Bank 3.357% 9/22/2032 (q)	EUR	435,000	514,778
Toronto Dominion Bank 4.108% 6/8/2027		142,000	142,525
Toronto Dominion Bank 4.456% 6/8/2032		305,000	307,847
Toronto Dominion Bank 4.568% 12/17/2026		11,000,000	11,061,837
Toronto Dominion Bank 4.861% 1/31/2028		322,000	328,039
Toronto Dominion Bank 4.928% 10/15/2035		1,845,000	1,860,150
Toronto Dominion Bank 5.146% 9/10/2034 (g)		365,000	372,240
Toronto Dominion Bank 6.35% 10/31/2085 (g)		1,885,000	1,915,504
			41,419,174
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031		100,000	92,139
Brookfield Finance Inc 4.7% 9/20/2047		44,000	37,938
Brookfield Finance Inc 5.675% 1/15/2035		100,000	103,311
Brookfield Finance Inc 6.35% 1/5/2034		141,000	152,837
CI Financial Corp 7.5% 5/30/2029 (o)		2,000,000	2,135,898
			2,522,123
Insurance - 0.1%
Fairfax Financial Holdings Ltd 2.75% 3/29/2028 (q)	EUR	2,100,000	2,479,828
Fairfax Financial Holdings Ltd 3.375% 3/3/2031		4,695,000	4,475,261
Fairfax Financial Holdings Ltd 4.85% 4/17/2028		1,850,000	1,877,416
Fairfax Financial Holdings Ltd 5.625% 8/16/2032		6,757,000	7,078,973
Fairfax Financial Holdings Ltd 5.75% 5/20/2035		5,560,000	5,798,752
Fairfax Financial Holdings Ltd 6% 12/7/2033		3,200,000	3,420,525
			25,130,755
TOTAL FINANCIALS			69,072,052
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 4.875% 6/1/2028 (o)		316,000	294,079
Bausch Health Cos Inc 5% 1/30/2028 (o)		25,000	21,749
Bausch Health Cos Inc 5% 2/15/2029 (o)		400,000	302,000
Bausch Health Cos Inc 5.25% 1/30/2030 (o)		825,000	577,500
Bausch Health Cos Inc 5.25% 2/15/2031 (o)		4,796,000	3,157,303
Bausch Health Cos Inc 6.25% 2/15/2029 (o)		100,000	79,000
Bausch Health Cos Inc 7% 1/15/2028 (o)		375,000	338,438
TOTAL HEALTH CARE			4,770,069
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6% 2/15/2028 (o)		1,340,000	1,340,000
Bombardier Inc 6.75% 6/15/2033 (o)		355,000	374,079
Bombardier Inc 8.75% 11/15/2030 (o)		355,000	380,326
			2,094,405
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.375% 11/15/2032 (o)		100,000	102,419
Northriver Midstream Finance LP 6.75% 7/15/2032 (o)		270,000	277,639
Wrangler Holdco Corp 6.625% 4/1/2032 (o)		880,000	916,706
			1,296,764
Ground Transportation - 0.0%
Canadian National Railway Co 6.25% 8/1/2034		100,000	111,741
Canadian Pacific Railway Co 2.875% 11/15/2029		265,000	255,818
Canadian Pacific Railway Co 3% 12/2/2041		105,000	80,383
Canadian Pacific Railway Co 3.1% 12/2/2051		248,000	169,329
Canadian Pacific Railway Co 4.8% 9/15/2035		100,000	101,632
Canadian Pacific Railway Co 7.125% 10/15/2031		145,000	166,031
			884,934
Passenger Airlines - 0.0%
Air Canada 2017-1 Class AA Pass Through Trust Series 1AA, 3.3% 7/15/2031 (o)		360,360	348,974
TOTAL INDUSTRIALS			4,625,077
Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 1.45% 9/14/2026		109,000	107,500
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (o)		490,000	467,089
Open Text Corp 6.9% 12/1/2027 (o)		970,000	995,430
Open Text Holdings Inc 4.125% 2/15/2030 (o)		100,000	90,121
			1,552,640
TOTAL INFORMATION TECHNOLOGY			1,660,140
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		250,000	250,979
Methanex Corp 5.25% 12/15/2029		50,000	50,423
NOVA Chemicals Corp 4.25% 5/15/2029 (o)		27,000	26,494
NOVA Chemicals Corp 5.25% 6/1/2027 (o)		129,000	129,686
NOVA Chemicals Corp 9% 2/15/2030 (o)		300,000	318,707
Nutrien Ltd 2.95% 5/13/2030		120,000	114,451
Nutrien Ltd 4.125% 3/15/2035		105,000	98,823
Nutrien Ltd 4.5% 3/12/2027		137,000	137,823
Nutrien Ltd 4.9% 3/27/2028		3,135,000	3,191,811
Nutrien Ltd 4.9% 6/1/2043		1,325,000	1,224,188
Nutrien Ltd 5.2% 6/21/2027		5,775,000	5,865,149
			11,408,534
Metals & Mining - 0.1%
Barrick North America Finance LLC 5.7% 5/30/2041		2,830,000	2,941,697
Barrick North America Finance LLC 5.75% 5/1/2043		475,000	493,572
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039		1,340,000	1,436,668
Capstone Copper Corp 6.75% 3/31/2033 (o)		585,000	604,560
Champion Iron Canada Inc 7.875% 7/15/2032 (o)		1,560,000	1,659,194
Hudbay Minerals Inc 4.5% 4/1/2026 (o)		190,000	189,877
Kinross Gold Corp 6.25% 7/15/2033		5,585,000	6,142,538
New Gold Inc 6.875% 4/1/2032 (o)		550,000	584,503
Rio Tinto Alcan Inc 5.75% 6/1/2035		151,000	162,858
			14,215,467
TOTAL MATERIALS			25,624,001
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mattamy Group Corp 4.625% 3/1/2030 (o)		1,500,000	1,464,408
Utilities - 0.0%
Electric Utilities - 0.0%
Emera Inc 6.75% 6/15/2076 (g)		193,000	193,966
Fortis Inc/Canada 3.055% 10/4/2026		301,000	299,118
			493,084
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (o)		216,000	209,868
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031		1,335,000	1,224,926
TransAlta Corp 5.875% 2/1/2034		130,000	130,812
TransAlta Corp 6.5% 3/15/2040		160,000	161,556
			1,517,294
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 5.365% 6/15/2026 (p)		3,670,000	3,682,325
TOTAL UTILITIES			5,902,571
TOTAL CANADA			175,295,616
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (q)		350,000	357,565
COLOMBIA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Grupo Nutresa SA 9% 5/12/2035 (o)		350,000	401,104
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ecopetrol SA 6.875% 4/29/2030		1,534,000	1,541,670
Ecopetrol SA 8.375% 1/19/2036		140,000	143,850
Ecopetrol SA 8.625% 1/19/2029		3,555,000	3,793,565
Ecopetrol SA 8.875% 1/13/2033		647,000	687,049
TOTAL ENERGY			6,166,134
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		290,000	272,600
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		80,000	83,517
TOTAL UTILITIES			356,117
TOTAL COLOMBIA			6,923,355
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		130,000	135,342
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	175,000	171,420
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EPH Financing International AS 6.651% 11/13/2028 (q)	EUR	200,000	255,538
TOTAL CZECH REPUBLIC			426,958
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	215,000	255,795
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	150,000	185,386
TOTAL CONSUMER STAPLES			441,181
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (g)(q)	EUR	405,000	496,111
Danske Bank A/S 4.613% 10/2/2030 (g)(o)		412,000	417,399
Danske Bank A/S 5.705% 3/1/2030 (g)(o)		400,000	417,459
Jyske Bank A/S 5.125% 5/1/2035 (g)(q)	EUR	159,000	198,636
TOTAL FINANCIALS			1,529,605
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (o)		130,000	134,945
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (o)		40,000	42,449
TOTAL HEALTH CARE			177,394
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 5.125% 3/14/3024 (g)(q)	EUR	100,000	121,853
TOTAL DENMARK			2,270,033
EL SALVADOR - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65% 1/24/2033 (o)		150,000	159,150
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (o)		365,000	380,840
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 5.375% 9/22/2027 (o)		400,000	409,405
Nordea Bank Abp U.S. SOFR Index + 0.74%, 4.4279% 3/19/2027 (f)(g)(o)		200,000	200,999
TOTAL FINANCIALS			610,404
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mehilainen Yhtiot Oy 5.125% 6/30/2032 (q)	EUR	200,000	241,214
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	200,000	229,648
Citycon Treasury BV 5.375% 7/8/2031 (q)	EUR	300,000	342,975
TOTAL REAL ESTATE			572,623
TOTAL FINLAND			1,805,081
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 4/15/2032 (o)		254,947	244,165
Altice France SA 6.875% 7/15/2032 (o)		240,487	230,873
Altice France SA 9.5% 11/1/2029 (o)		43,391	44,056
Orange SA 4.75% 1/13/2033 (o)		250,000	252,916
Orange SA 5% 1/13/2036 (o)		250,000	251,099
			1,023,109
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (q)	EUR	300,000	354,994
TOTAL COMMUNICATION SERVICES			1,378,103
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 5.625% 6/15/2030 (q)	EUR	100,000	123,843
Kapla Holding SAS 5% 4/30/2031 (q)	EUR	150,000	180,966
Valeo SE 4.625% 3/23/2032 (q)	EUR	100,000	120,167
			424,976
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (g)(q)	EUR	500,000	609,372
RCI Banque SA 5.5% 10/9/2034 (g)(q)	EUR	400,000	499,841
Renault SA 3.875% 9/30/2030 (q)	EUR	100,000	120,141
			1,229,354
Hotels, Restaurants & Leisure - 0.0%
Betclic Everest Group SAS 5.125% 12/10/2031 (q)	EUR	200,000	240,814
Elior Group SA 5.625% 3/15/2030 (c)(q)	EUR	139,000	170,425
			411,239
Specialty Retail - 0.0%
Goldstory SAS 6.75% 2/1/2030 (q)	EUR	282,000	332,479
TOTAL CONSUMER DISCRETIONARY			2,398,048
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (q)	EUR	300,000	353,195
Consumer Staples Distribution & Retail - 0.0%
Picard Groupe SAS 6.375% 7/1/2029 (q)	EUR	100,000	122,984
Personal Care Products - 0.0%
Opal Bidco SAS 5.5% 3/31/2032 (q)	EUR	100,000	121,148
TOTAL CONSUMER STAPLES			597,327
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		265,000	281,371
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050		347,000	237,670
TotalEnergies Capital International SA 3.386% 6/29/2060		200,000	132,763
TotalEnergies Capital International SA 3.461% 7/12/2049		500,000	366,952
TotalEnergies Capital SA 3.883% 10/11/2028		100,000	100,544
TotalEnergies Capital SA 5.275% 9/10/2054		330,000	316,966
TotalEnergies Capital SA 5.488% 4/5/2054		450,000	444,786
TotalEnergies Capital SA 5.638% 4/5/2064		1,020,000	1,010,459
TotalEnergies Capital USA LLC 4.248% 1/13/2031		160,000	161,434
TotalEnergies Capital USA LLC 4.569% 1/13/2033		163,000	165,033
TotalEnergies Capital USA LLC 4.857% 1/13/2036		100,000	101,053
			3,037,660
TOTAL ENERGY			3,319,031
Financials - 0.3%
Banks - 0.3%
Banque Federative du Credit Mutuel SA 5.79% 7/13/2028 (o)		1,800,000	1,869,516
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 4.7422% 2/16/2028 (f)(g)(o)		2,000,000	2,017,804
BNP Paribas SA 1.904% 9/30/2028 (g)(o)		400,000	386,659
BNP Paribas SA 2.159% 9/15/2029 (g)(o)		6,450,000	6,135,470
BNP Paribas SA 2.871% 4/19/2032 (g)(o)		1,500,000	1,388,203
BNP Paribas SA 3.052% 1/13/2031 (g)(o)		6,950,000	6,636,623
BNP Paribas SA 3.132% 1/20/2033 (g)(o)		3,670,000	3,391,131
BNP Paribas SA 3.739% 4/20/2034 (g)(q)	EUR	1,500,000	1,790,624
BNP Paribas SA 3.945% 2/18/2037 (g)(q)	EUR	400,000	476,206
BNP Paribas SA 5.176% 1/9/2030 (g)(o)		1,920,000	1,974,792
BNP Paribas SA 5.497% 5/20/2030 (g)(o)		285,000	295,920
BNP Paribas SA 5.738% 2/20/2035 (g)(o)		900,000	953,318
BNP Paribas SA 5.786% 1/13/2033 (g)(o)		17,320,000	18,344,432
BNP Paribas SA 5.906% 11/19/2035 (g)(o)		1,130,000	1,180,415
BPCE SA 2.045% 10/19/2027 (g)(o)		2,670,000	2,637,562
BPCE SA 3.116% 10/19/2032 (g)(o)		500,000	454,063
BPCE SA 3.875% 1/11/2029 (q)	EUR	6,500,000	7,909,938
BPCE SA 4.75% 7/19/2027 (o)		250,000	252,922
BPCE SA 5.125% 1/18/2028 (o)		541,000	552,511
BPCE SA 5.281% 5/30/2029 (o)		2,000,000	2,068,880
BPCE SA 5.417% 1/13/2037 (g)(o)		8,530,000	8,588,718
BPCE SA 5.716% 1/18/2030 (g)(o)		400,000	415,563
BPCE SA 5.876% 1/14/2031 (g)(o)		9,300,000	9,777,828
BPCE SA 5.936% 5/30/2035 (g)(o)		1,305,000	1,377,187
BPCE SA 6.293% 1/14/2036 (g)(o)		450,000	484,719
BPCE SA 6.612% 10/19/2027 (g)(o)		1,055,000	1,071,895
BPCE SA 6.714% 10/19/2029 (g)(o)		1,540,000	1,635,433
BPCE SA 7.003% 10/19/2034 (g)(o)		1,731,000	1,945,379
Credit Agricole SA 4% 1/10/2033 (g)(o)		261,000	259,170
Credit Agricole SA 4.631% 9/11/2028 (g)(o)		290,000	292,476
Credit Agricole SA 5.862% 1/9/2036 (g)(o)		945,000	1,004,422
Credit Agricole SA 6.316% 10/3/2029 (g)(o)		3,655,000	3,847,027
Credit Agricole SA U.S. SOFR Index + 0.87%, 4.5663% 3/11/2027 (f)(g)(o)		250,000	251,335
Credit Agricole SA U.S. SOFR Index + 1.21%, 4.9063% 9/11/2028 (f)(g)(o)		8,400,000	8,458,749
Societe Generale SA 1.792% 6/9/2027 (g)(o)		1,500,000	1,490,717
Societe Generale SA 2.797% 1/19/2028 (g)(o)		3,156,000	3,121,978
Societe Generale SA 2.889% 6/9/2032 (g)(o)		210,000	192,894
Societe Generale SA 3.337% 1/21/2033 (g)(o)		1,105,000	1,026,198
Societe Generale SA 5.4% 4/10/2037 (g)(o)		1,360,000	1,368,208
Societe Generale SA 5.5% 4/13/2029 (g)(o)		4,316,000	4,428,758
Societe Generale SA 5.512% 5/22/2031 (g)(o)		1,050,000	1,092,921
Societe Generale SA 6.066% 1/19/2035 (g)(o)		1,052,000	1,122,250
Societe Generale SA 6.1% 4/13/2033 (g)(o)		1,520,000	1,621,998
			115,592,812
Financial Services - 0.0%
Iliad Holding SAS 6.875% 4/15/2031 (q)	EUR	201,000	252,854
Iliad Holding SAS 7% 10/15/2028 (o)		450,000	455,657
Iliad Holding SAS 7% 4/15/2032 (o)		120,000	123,178
Worldline SA/France 0.875% 6/30/2027 (q)	EUR	100,000	110,450
Worldline SA/France 4.125% 9/12/2028 (q)	EUR	200,000	217,057
Worldline SA/France 5.25% 11/27/2029 (q)	EUR	100,000	104,454
Worldline SA/France 5.5% 6/10/2030 (q)	EUR	100,000	104,426
			1,368,076
TOTAL FINANCIALS			116,960,888
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
IPD 3 BV 5.5% 6/15/2031 (q)	EUR	100,000	112,143
Paprec Holding SA 4.125% 7/15/2030 (q)	EUR	100,000	119,514
			231,657
Machinery - 0.0%
Loxam SAS 4.25% 2/15/2031 (q)	EUR	148,000	177,499
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (q)	EUR	300,000	334,062
TOTAL INDUSTRIALS			743,218
Information Technology - 0.0%
IT Services - 0.0%
Atos SE 9% 12/18/2029 (p)(q)	EUR	248,918	330,105
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
New Immo Holding SA 4.95% 11/14/2030 (q)	EUR	100,000	120,858
New Immo Holding SA 5.875% 4/17/2028 (q)	EUR	100,000	122,769
TOTAL REAL ESTATE			243,627
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 2% 12/9/2049 (q)	EUR	1,600,000	1,166,075
Electricite de France SA 4.75% 6/17/2044 (q)	EUR	1,200,000	1,460,448
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	300,000	405,264
Electricite de France SA 5.636% 8/28/2035 (q)	AUD	510,000	358,176
Electricite de France SA 6% 4/22/2064 (o)		8,200,000	8,179,163
Electricite de France SA 6.125% 6/2/2034 (q)	GBP	200,000	283,440
Electricite de France SA 6.9% 5/23/2053 (o)		390,000	437,019
			12,289,585
Multi-Utilities - 0.0%
Engie SA 4.25% 9/6/2034 (q)	EUR	400,000	499,994
Veolia Environnement SA 3.324% 6/17/2032 (q)	EUR	300,000	357,056
			857,050
Water Utilities - 0.0%
Suez SACA 2.875% 5/24/2034 (q)	EUR	1,500,000	1,673,297
TOTAL UTILITIES			14,819,932
TOTAL FRANCE			140,790,279
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (g)		2,300,000	2,698,833
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
IHO Verwaltungs GmbH 7% 11/15/2031 pay-in-kind (g)(q)	EUR	100,000	127,998
Mahle GmbH 6.5% 5/2/2031 (q)	EUR	200,000	248,745
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	600,000	712,325
Schaeffler AG 5.375% 4/1/2031 (q)	EUR	300,000	376,598
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	100,000	120,061
ZF Europe Finance BV 5.5% 2/17/2032 (q)	EUR	300,000	354,710
ZF Europe Finance BV 6.125% 3/13/2029 (q)	EUR	100,000	123,840
ZF Europe Finance BV 7% 6/12/2030 (q)	EUR	400,000	507,834
ZF North America Capital Inc 6.75% 4/23/2030 (o)		170,000	171,896
ZF North America Capital Inc 6.875% 4/14/2028 (o)		400,000	413,444
ZF North America Capital Inc 6.875% 4/23/2032 (o)		135,000	135,445
			3,292,896
Automobiles - 0.1%
BMW US Capital LLC 5.05% 3/21/2030 (o)		8,300,000	8,571,732
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 4.6075% 3/21/2028 (f)(g)(o)		3,000,000	3,022,650
Mercedes-Benz Finance North America LLC 4.75% 3/31/2028 (o)		10,000,000	10,169,053
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (o)		4,000,000	4,096,975
Mercedes-Benz Finance North America LLC 4.9% 11/15/2027 (o)		2,100,000	2,136,802
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (o)		4,200,000	4,222,346
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (o)		3,941,000	3,991,381
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (o)		6,778,000	6,888,192
Volkswagen Group of America Finance LLC 5.35% 3/27/2030 (o)		11,923,000	12,359,233
Volkswagen Group of America Finance LLC 5.65% 3/25/2032 (o)		2,855,000	2,987,070
Volkswagen Group of America Finance LLC 5.65% 9/12/2028 (o)		4,113,000	4,251,649
			62,697,083
TOTAL CONSUMER DISCRETIONARY			65,989,979
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (q)	EUR	205,000	254,296
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (q)	EUR	400,000	477,355
Financials - 0.1%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (g)(q)	EUR	200,000	240,514
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (g)(q)	EUR	200,000	237,501
Volkswagen Bank GmbH 3.5% 6/19/2031 (q)	EUR	300,000	358,678
			836,693
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.742% 1/7/2033 (g)		4,860,000	4,558,862
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (g)		4,345,000	4,369,911
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (g)		385,000	388,290
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (g)		1,950,000	1,986,016
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (g)		151,000	155,930
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (g)		945,000	965,784
Deutsche Bank AG/New York NY 5.414% 5/10/2029		375,000	391,002
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (g)		267,000	279,245
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (g)		1,059,000	1,127,840
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (g)		2,110,000	2,320,876
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (g)		3,400,000	3,438,443
			19,982,199
Financial Services - 0.0%
KfW 1.125% 9/15/2032 (q)	EUR	900,000	972,912
KfW 2.625% 1/10/2034 (q)	EUR	610,000	718,077
KfW 2.625% 11/15/2032 (q)	EUR	135,000	160,177
			1,851,166
Insurance - 0.0%
Allianz SE 5.6% 9/3/2054 (g)(o)		800,000	818,007
TOTAL FINANCIALS			23,488,065
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Sartorius Finance BV 4.875% 9/14/2035 (q)	EUR	1,000,000	1,262,526
Health Care Providers & Services - 0.0%
Fresenius Medical Care US Finance III Inc 1.875% 12/1/2026 (o)		660,000	649,503
Nidda Healthcare Holding GmbH 3 month EURIBOR + 3.25%, 5.234% 10/15/2032 (f)(g)(q)	EUR	100,000	118,810
Nidda Healthcare Holding GmbH 5.375% 10/23/2030 (q)	EUR	100,000	122,360
			890,673
Pharmaceuticals - 0.1%
Bayer AG 5.375% 3/25/2082 (g)(q)	EUR	200,000	243,691
Bayer AG 7% 9/25/2083 (g)(q)	EUR	100,000	130,970
Bayer US Finance II LLC 4.375% 12/15/2028 (o)		19,800,000	19,870,976
Bayer US Finance II LLC 4.4% 7/15/2044 (o)		3,031,000	2,488,222
Bayer US Finance II LLC 4.625% 6/25/2038 (o)		570,000	528,979
Bayer US Finance II LLC 4.875% 6/25/2048 (o)		1,400,000	1,201,054
Bayer US Finance LLC 6.125% 11/21/2026 (o)		5,400,000	5,469,931
Bayer US Finance LLC 6.375% 11/21/2030 (o)		1,740,000	1,874,140
Bayer US Finance LLC 6.5% 11/21/2033 (o)		1,106,000	1,212,225
EMD Finance LLC 4.375% 10/15/2030 (o)		5,200,000	5,244,455
Gruenenthal GmbH 4.625% 11/15/2031 (q)	EUR	100,000	120,604
			38,385,247
TOTAL HEALTH CARE			40,538,446
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
APCOA GmbH 6% 4/15/2031 (q)	EUR	235,000	280,320
Electrical Equipment - 0.0%
Dynamo Newco II GmbH 6.25% 10/15/2031 (q)	EUR	150,000	179,883
Machinery - 0.0%
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (o)		7,852,000	7,987,267
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 4.6473% 9/25/2027 (f)(g)(o)		3,000,000	3,012,269
			10,999,536
Passenger Airlines - 0.0%
Deutsche Lufthansa AG 5.25% 1/15/2055 (g)(q)	EUR	200,000	244,364
TOTAL INDUSTRIALS			11,704,103
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (q)	EUR	300,000	357,050
Materials - 0.0%
Containers & Packaging - 0.0%
Progroup AG 5.375% 4/15/2031 (q)	EUR	311,000	377,948
Real Estate - 0.0%
Office REITs - 0.0%
alstria Sarl 5.5% 3/20/2031 (q)	EUR	200,000	243,878
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (l)	EUR	100,000	118,160
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	203,315	257,239
Accentro Real Estate AG 5.625% 12/30/2034 pay-in-kind (g)(q)	EUR	805,793	257,074
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	300,000	358,244
Vonovia SE 5.717% 9/3/2035 (q)	AUD	1,580,000	1,097,759
			2,088,476
TOTAL REAL ESTATE			2,332,354
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	400,000	476,573
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	200,000	242,856
Amprion GmbH 3.875% 6/5/2036 (q)	EUR	100,000	119,965
Amprion GmbH 4.58% 1/15/2046 (q)	EUR	900,000	1,085,772
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	850,000	1,022,562
EnBW International Finance BV 5.7923% 2/26/2036 (q)	AUD	1,600,000	1,135,418
			4,083,146
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (o)		185,000	185,465
RWE Finance US LLC 5.875% 4/16/2034 (o)		881,000	935,263
			1,120,728
TOTAL UTILITIES			5,203,874
TOTAL GERMANY			153,422,303
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		370,000	381,359
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (o)		100,000	103,125
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA 4.25% 10/31/2030 (q)	EUR	100,000	119,289
TOTAL GREECE			222,414
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (o)		95,000	88,402
Millicom International Cellular SA 5.125% 1/15/2028 (o)		247,500	246,188

TOTAL GUATEMALA			334,590
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts Finance Ltd 5.75% 7/21/2028 (q)		1,150,000	1,149,371
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (g)(q)		375,000	362,260
Industrials - 0.0%
Ground Transportation - 0.0%
MTR Corp Ltd 5.582% 1/29/2038 (q)	AUD	300,000	215,689
TOTAL HONG KONG			1,727,320
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Muthoot Finance Ltd 5.75% 8/4/2030 (q)		200,000	199,818
Financial Services - 0.0%
Indian Railway Finance Corp Ltd 3.57% 1/21/2032 (o)		1,010,000	969,358
Power Finance Corp Ltd 1.841% 9/21/2028 (q)	EUR	2,400,000	2,746,028
Power Finance Corp Ltd 6.15% 12/6/2028 (o)		3,050,000	3,187,464
Vedanta Resources Finance II PLC 10.875% 9/17/2029 (q)		400,000	427,639
			7,330,489
TOTAL FINANCIALS			7,530,307
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (q)		800,000	808,413
Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd 7.11% 3/11/2032 (q)		900,000	936,000
Utilities - 0.0%
Electric Utilities - 0.0%
Continuum Energy Aura Pte Ltd 9.5% 2/24/2027 (q)		900,000	913,419
Greenko Wind Projects Mauritius Ltd 7.25% 9/27/2028 (q)		400,000	408,500
India Clean Energy Holdings 4.5% 4/18/2027 (q)		1,150,000	1,132,750
India Cleantech Energy 4.7% 8/10/2026 (q)		1,038,100	1,031,612
			3,486,281
Independent Power and Renewable Electricity Producers - 0.0%
Clean Renewable Power Mauritius Pte Ltd 4.25% 3/25/2027 (q)		1,078,000	1,057,788
Continuum Green Energy India Pvt / Co-Issuers 7.5% 6/26/2033 (q)		846,675	884,775
ReNew Pvt Ltd 5.875% 3/5/2027 (q)		900,000	898,173
			2,840,736
TOTAL UTILITIES			6,327,017
TOTAL INDIA			15,601,737
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (q)		1,150,000	1,155,037
Industrials - 0.0%
Passenger Airlines - 0.0%
Garuda Indonesia Persero Tbk PT 6.5% 12/28/2031 pay-in-kind (g)(q)		230,908	214,767
Materials - 0.0%
Metals & Mining - 0.0%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 6.53% 11/15/2028 (o)		1,750,000	1,849,103
Nickel Industries Ltd 9% 9/30/2030 (q)		285,000	297,172
TOTAL MATERIALS			2,146,275
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 1.875% 11/5/2031 (o)	EUR	1,500,000	1,595,160
Star Energy Geothermal Wayang Windu Ltd 6.75% 4/24/2033 (q)		573,750	588,811
TOTAL UTILITIES			2,183,971
TOTAL INDONESIA			5,700,050
IRELAND - 0.2%
Communication Services - 0.0%
Media - 0.0%
Virgin Media O2 Vendor Financing Notes V DAC 7.875% 3/15/2032 (q)	GBP	100,000	128,560
Virgin Media O2 Vendor Financing Notes VI DAC 8.5% 3/15/2033 (o)		373,000	342,346
TOTAL COMMUNICATION SERVICES			470,906
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 4% 6/4/2031 (q)	EUR	120,000	140,742
Flutter Treasury DAC 6.125% 6/4/2031 (q)	GBP	540,000	731,168
TOTAL CONSUMER DISCRETIONARY			871,910
Financials - 0.1%
Banks - 0.0%
AIB Group PLC 5.32% 5/15/2031 (g)(o)		200,000	207,759
AIB Group PLC 6.608% 9/13/2029 (g)(o)		400,000	423,380
Bank of Ireland Group PLC 5.601% 3/20/2030 (g)(o)		665,000	691,919
			1,323,058
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		11,600,000	11,487,738
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		11,894,000	11,570,711
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		4,790,000	4,476,257
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033		150,000	136,912
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027		4,098,000	4,083,099
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033		242,000	242,474
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% 4/1/2028		216,000	219,623
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035		286,000	285,581
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		150,000	154,015
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030		221,000	237,234
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (g)		567,000	587,798
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (g)		150,000	158,531
			33,639,973
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		260,000	264,113
GGAM Finance Ltd 6.875% 4/15/2029 (o)		145,000	149,361
GGAM Finance Ltd 8% 2/15/2027 (o)		165,000	166,691
			580,165
TOTAL FINANCIALS			35,543,196
Industrials - 0.1%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 5.1% 4/1/2030 (o)		2,000,000	2,059,951
SMBC Aviation Capital Finance DAC 5.7% 7/25/2033 (o)		2,365,000	2,499,665
			4,559,616
Professional Services - 0.0%
Cedacri SpA 3 month EURIBOR + 4.625%, 6.609% 5/15/2028 (f)(g)(q)	EUR	100,000	113,232
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (o)		7,750,000	7,545,854
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (o)		3,477,000	3,477,216
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		200,000	198,233
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (o)		210,000	210,503
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		2,033,000	2,081,901
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		1,953,000	2,019,995
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (o)		2,325,000	2,429,679
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (o)		848,000	882,205
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		6,970,000	7,264,445
DAA Finance PLC 1.554% 6/7/2028 (q)	EUR	3,200,000	3,693,477
			29,803,508
TOTAL INDUSTRIALS			34,476,356
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	119,719
TOTAL IRELAND			71,482,087
ISRAEL - 0.0%
Financials - 0.0%
Banks - 0.0%
Mizrahi Tefahot Bank Ltd 5.049% 1/28/2031 (o)(q)		5,800,000	5,818,859
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		742,000	769,944
TOTAL ISRAEL			6,588,803
ITALY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.721% 6/4/2038		164,000	187,401
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Multiversity SpA 7.125% 5/17/2031 (q)	EUR	282,000	345,549
Specialty Retail - 0.0%
Bubbles Bidco SPA 6.5% 9/30/2031 (q)	EUR	200,000	243,821
Duomo Bidco SpA 3 month EURIBOR + 3.25%, 5.31% 1/15/2032 (f)(g)(q)	EUR	100,000	118,094
			361,915
TOTAL CONSUMER DISCRETIONARY			707,464
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 5.95% 5/15/2054 (o)		1,560,000	1,600,391
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.95% 6/1/2042 (g)(o)		468,000	414,870
UniCredit SpA 1.982% 6/3/2027 (g)(o)		200,000	198,915
UniCredit SpA 3.127% 6/3/2032 (g)(o)		2,515,000	2,356,325
TOTAL FINANCIALS			2,970,110
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Gruppo San Donato SPA 6.5% 10/31/2031 (q)	EUR	200,000	240,538
Kedrion SpA 6.5% 9/1/2029 (o)		414,000	401,267
			641,805
Pharmaceuticals - 0.0%
Dolcetto Holdco SpA 5.625% 7/14/2032 (q)	EUR	282,000	340,520
TOTAL HEALTH CARE			982,325
Information Technology - 0.0%
Communications Equipment - 0.0%
Fibercop SpA 4.75% 6/30/2030 (q)	EUR	100,000	121,780
Fibercop SpA 6.375% 11/15/2033 (o)		275,000	279,032
			400,812
IT Services - 0.0%
Almaviva-The Italian Innovation Co SpA 5% 10/30/2030 (q)	EUR	100,000	114,563
Engineering - Ingegneria Informatica - SpA 11.125% 5/15/2028 (q)	EUR	100,000	119,396
			233,959
Software - 0.0%
TeamSystem SpA 5% 7/1/2031 (q)	EUR	100,000	110,743
TOTAL INFORMATION TECHNOLOGY			745,514
Materials - 0.0%
Chemicals - 0.0%
Itelyum Regeneration Spa 5.75% 4/15/2030 (q)	EUR	100,000	120,806
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 2.5% 7/12/2031 (o)(p)		5,974,000	5,443,275
Enel Finance International NV 4.375% 9/30/2030 (o)		283,000	284,446
Enel Finance International NV 5% 9/30/2035 (o)		1,600,000	1,598,338
Enel Finance International NV 5.125% 6/26/2029 (o)		7,130,000	7,345,553
Enel Finance International NV 5.5% 6/26/2034 (o)		660,000	688,550
Enel Finance International NV 5.75% 9/30/2055 (o)		590,000	578,349
Enel Finance International NV 7.5% 10/14/2032 (o)		217,000	251,203
Enel SpA 3.375% (g)(q)(v)	EUR	335,000	396,539
			16,586,253
Gas Utilities - 0.0%
Snam SpA 5% 5/28/2030 (o)		3,930,000	4,041,515
Snam SpA 5.75% 5/28/2035 (o)		5,491,000	5,802,864
			9,844,379
TOTAL UTILITIES			26,430,632
TOTAL ITALY			33,744,643
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (l)(o)(s)		151,934	6,229
Digicel International Finance Ltd / Difl US LLC 8.625% 8/1/2032 (o)		3,680,000	3,830,025

TOTAL JAMAICA			3,836,254
JAPAN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 2.906% 3/16/2029 (o)	EUR	1,400,000	1,663,341
NTT Finance Corp 3.678% 7/16/2033 (q)	EUR	170,000	204,574
NTT Finance Corp 4.091% 7/16/2037 (o)	EUR	5,500,000	6,668,565
NTT Finance Corp 4.567% 7/16/2027 (o)		1,162,000	1,172,541
NTT Finance Corp 4.62% 7/16/2028 (o)		1,170,000	1,187,676
NTT Finance Corp 4.876% 7/16/2030 (o)		2,480,000	2,544,290
NTT Finance Corp 5.136% 7/2/2031 (o)		250,000	259,723
NTT Finance Corp 5.502% 7/16/2035 (o)		700,000	731,331
NTT Finance Corp U.S. SOFR Index + 1.31%, 4.9742% 7/16/2030 (f)(g)(o)		1,200,000	1,219,660
			15,651,701
Wireless Telecommunication Services - 0.0%
SoftBank Corp 4.699% 7/9/2030 (o)		600,000	608,670
SoftBank Group Corp 5.25% 10/10/2029 (q)	EUR	302,000	362,852
			971,522
TOTAL COMMUNICATION SERVICES			16,623,223
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027		141,000	139,179
Nissan Motor Co Ltd 6.375% 7/17/2033 (q)	EUR	370,000	463,015
			602,194
Broadline Retail - 0.0%
Rakuten Group Inc 9.75% 4/15/2029 (q)		900,000	998,930
TOTAL CONSUMER DISCRETIONARY			1,601,124
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.21% 6/15/2030 (o)		705,000	736,210
Japan Tobacco Inc 5.856% 6/15/2035 (o)		735,000	795,412
TOTAL CONSUMER STAPLES			1,531,622
Financials - 0.2%
Banks - 0.2%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (g)		465,000	460,715
Mitsubishi UFJ Financial Group Inc 4.05% 9/11/2028		235,000	236,303
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (g)		200,000	200,353
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (g)		200,000	201,930
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (g)		275,000	285,303
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (g)		303,000	310,357
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (g)		11,700,000	12,105,554
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (g)		2,350,000	2,414,855
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (g)		400,000	419,321
Mizuho Financial Group Inc 2.201% 7/10/2031 (g)		200,000	183,960
Mizuho Financial Group Inc 5.382% 7/10/2030 (g)		3,232,000	3,361,137
Mizuho Financial Group Inc 5.748% 7/6/2034 (g)		429,000	458,501
Mizuho Financial Group Inc 5.778% 7/6/2029 (g)		1,765,000	1,835,587
Norinchukin Bank/The 5.094% 10/16/2029 (o)		10,000,000	10,282,235
Sumitomo Mitsui Financial Group Inc 2.472% 1/14/2029		267,000	256,778
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029		200,000	193,810
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028		177,000	176,143
Sumitomo Mitsui Financial Group Inc 4.954% 7/8/2033 (g)		9,060,000	9,313,370
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (g)		1,000,000	1,012,104
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030		10,000,000	10,436,732
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029		6,100,000	6,345,146
Sumitomo Mitsui Financial Group Inc 5.424% 7/9/2031		1,882,000	1,984,963
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028		200,000	206,190
Sumitomo Mitsui Financial Group Inc 5.57% 1/15/2047 (g)		225,000	229,160
Sumitomo Mitsui Financial Group Inc 5.632% 1/15/2035		200,000	213,510
Sumitomo Mitsui Financial Group Inc 5.716% 9/14/2028		405,000	422,268
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033		400,000	429,823
Sumitomo Mitsui Trust Bank Ltd 5.65% 3/9/2026 (o)		1,820,000	1,820,578
			65,796,686
Capital Markets - 0.0%
Nomura Holdings Inc 2.608% 7/14/2031		1,155,000	1,053,156
Nomura Holdings Inc 4.904% 7/1/2030		5,700,000	5,831,985
Nomura Holdings Inc 5.043% 6/10/2036 (g)		335,000	335,683
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 4.9373% 7/2/2027 (f)(g)		3,000,000	3,024,160
			10,244,984
TOTAL FINANCIALS			76,041,670
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030		1,600,000	1,477,408
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040		2,260,000	1,764,867
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050		308,000	211,277
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044		292,000	298,495
TOTAL HEALTH CARE			3,752,047
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kioxia Holdings Corp 6.25% 7/24/2030 (o)		400,000	415,425
TOTAL JAPAN			99,965,111
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		870,000	797,407
KazMunayGas National Co JSC 5.375% 4/24/2030 (q)		200,000	205,116

TOTAL KAZAKHSTAN			1,002,523
KOREA (SOUTH) - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Korea National Oil Corp 4.875% 4/3/2029 (o)		300,000	308,440
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 5.125% 1/11/2033		515,000	547,082
Materials - 0.0%
Chemicals - 0.0%
Kraton Corp 5% 7/15/2027 (o)		3,000,000	3,046,170
TOTAL KOREA (SOUTH)			3,901,692
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 9.625% 7/15/2027 (o)		832,000	622,087
Summer BC Holdco B SARL 3 month EURIBOR + 4.25%, 6.234% 2/15/2030 (f)(g)(q)	EUR	311,000	319,332
			941,419
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 9.75% (l)(m)(o)		5,500,000	1
TOTAL COMMUNICATION SERVICES			941,420
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Essendi SA 5.625% 5/15/2032 (q)	EUR	302,000	368,456
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		65,000	69,245
Financials - 0.0%
Financial Services - 0.0%
Garfunkelux Holdco 3 SA 9% 9/1/2028 (q)	EUR	132,512	156,384
ION Platform Finance SARL 6.5% 9/30/2030 (q)	EUR	104,000	103,315
ION Platform Finance SARL 6.875% 9/30/2032 (q)	EUR	200,000	191,566
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	3,716,100	818,977
Vivion Investments Sarl 5.625% 6/8/2030 (q)	EUR	100,000	116,120
Vivion Investments Sarl 8.25% 2/28/2029 pay-in-kind (g)(q)	EUR	100,000	118,757
Vivion Investments Sarl 8.25% 8/31/2028 pay-in-kind (g)(q)	EUR	38,773	46,055
TOTAL FINANCIALS			1,551,174
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ephios Subco 3 Sarl 7.875% 1/31/2031 (q)	EUR	235,000	296,438
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Luna 2 5SARL 5.5% 7/1/2032 (q)	EUR	200,000	239,944
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 5.375% 5/21/2030 (q)	EUR	235,000	288,545
TOTAL INDUSTRIALS			528,489
Materials - 0.0%
Chemicals - 0.0%
INEOS Finance PLC 7.5% 4/15/2029 (o)		450,000	401,701
Maxam Prill Sarl 6% 7/15/2030 (q)	EUR	282,000	343,438
TOTAL MATERIALS			745,139
Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (q)	EUR	525,000	623,335
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	200,000	246,929
Real Estate Management & Development - 0.0%
Adler Financing Sarl 8.25% 12/31/2028 pay-in-kind (g)	EUR	258,290	339,400
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (q)	EUR	100,000	119,185
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (q)	EUR	680,000	773,633
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (q)	EUR	500,000	587,786
Logicor Financing Sarl 0.875% 1/14/2031 (q)	EUR	400,000	420,786
Logicor Financing Sarl 3.75% 7/14/2032 (q)	EUR	230,000	274,073
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	280,000	343,704
P3 Group Sarl 3.75% 4/2/2033 (q)	EUR	300,000	355,307
P3 Group Sarl 4% 4/19/2032 (q)	EUR	165,000	199,827
			3,413,701
TOTAL REAL ESTATE			4,283,965
TOTAL LUXEMBOURG			8,784,326
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MGM China Holdings Ltd 7.125% 6/26/2031 (q)		450,000	475,963
Sands China Ltd 5.4% 8/8/2028 (p)		1,379,000	1,408,288
SJM International Ltd 6.5% 1/15/2031 (q)		400,000	398,326
Studio City Finance Ltd 5% 1/15/2029 (q)		900,000	870,750
Wynn Macau Ltd 5.625% 8/26/2028 (q)		500,000	499,285

TOTAL MACAU			3,652,612
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Flourishing Trade & Investment Ltd 11.035% 4/2/2028 (l)(o)		1,269,992	1,319,268
Resurgent Trade And Investments Ltd 9.51% 12/5/2027 (l)(o)		1,115,000	1,120,575

TOTAL MAURITIUS			2,439,843
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 10% 2/7/2033		1,628,000	1,907,130
Petroleos Mexicanos 2.75% 4/21/2027 (q)	EUR	339,000	396,681
Petroleos Mexicanos 5.95% 1/28/2031		5,032,000	4,926,328
Petroleos Mexicanos 6.5% 1/23/2029		990,000	1,011,780
Petroleos Mexicanos 6.625% 6/15/2038		147,000	137,693
Petroleos Mexicanos 6.7% 2/16/2032		12,020,000	12,054,858
Petroleos Mexicanos 6.75% 9/21/2047		11,150,000	9,271,225
Petroleos Mexicanos 6.84% 1/23/2030		1,050,000	1,076,250
Petroleos Mexicanos 7.5% 3/20/2026 (l)(o)		1,392,000	1,392,000
Petroleos Mexicanos 7.69% 1/23/2050		25,840,000	23,467,889
Petroleos Mexicanos 8.75% 6/2/2029		2,598,000	2,795,136
TOTAL ENERGY			58,436,970
Financials - 0.0%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875% 5/7/2030 (o)		200,000	207,193
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		13,300,000	13,566,000
TOTAL FINANCIALS			13,773,193
Industrials - 0.0%
Passenger Airlines - 0.0%
Mexico City Airport Trust 4.25% 10/31/2026 (o)		4,270,000	4,266,243
Mexico City Airport Trust 5.5% 10/31/2046 (o)		1,092,000	961,189
Mexico City Airport Trust 5.5% 7/31/2047 (o)		3,767,000	3,295,737
TOTAL INDUSTRIALS			8,523,169
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.875% 4/23/2045		455,000	474,770
Utilities - 0.0%
Electric Utilities - 0.0%
Comision Federal de Electricidad 4.688% 5/15/2029 (o)		2,277,000	2,272,530
Comision Federal de Electricidad 6.5% 1/28/2051 (o)		200,000	202,350
			2,474,880
Independent Power and Renewable Electricity Producers - 0.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (o)		354,602	369,643
Saavi Energia Sarl 8.875% 2/10/2035 (o)		470,000	516,302
			885,945
TOTAL UTILITIES			3,360,825
TOTAL MEXICO			84,568,927
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (o)		269,000	253,667
OCP SA 6.75% 5/2/2034 (o)		2,395,000	2,599,461
OCP SA 7.5% 5/2/2054 (o)		290,000	325,369

TOTAL MOROCCO			3,178,497
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Corp Andina de Fomento 5% 1/24/2029		745,000	771,450
European Investment Bank 2.875% 1/12/2033 (q)	EUR	70,000	84,135
European Investment Bank 2.875% 6/18/2035 (q)	EUR	395,000	469,215

TOTAL MULTI-NATIONAL			1,324,800
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	200,000	240,266
Media - 0.0%
Sunrise FinCo I BV 4.625% 5/15/2032 (q)	EUR	200,000	238,908
VZ Secured Financing BV 5% 1/15/2032 (o)		2,051,000	1,822,197
VZ Secured Financing BV 5.25% 1/15/2033 (q)	EUR	300,000	346,857
			2,407,962
TOTAL COMMUNICATION SERVICES			2,648,228
Consumer Discretionary - 0.0%
Distributors - 0.0%
Boels Topholding BV 5.75% 5/15/2030 (q)	EUR	102,000	124,342
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	200,000	253,399
Food Products - 0.0%
JDE Peet's NV 0.5% 1/16/2029 (q)	EUR	5,000,000	5,533,055
TOTAL CONSUMER STAPLES			5,786,454
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 2.47% 12/13/2029 (g)(o)		1,000,000	956,588
ABN AMRO Bank NV 4.988% 12/3/2028 (g)(o)		1,100,000	1,118,551
ABN AMRO Bank NV 6.339% 9/18/2027 (g)(o)		3,400,000	3,442,513
Cooperatieve Rabobank UA 3.649% 4/6/2028 (g)(o)		665,000	663,020
Cooperatieve Rabobank UA 5.71% 1/21/2033 (g)(o)		628,000	667,944
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.3701% 8/28/2026 (f)(g)		6,350,000	6,361,875
ING Groep NV 1.726% 4/1/2027 (g)		5,935,000	5,923,756
ING Groep NV 3% 8/17/2031 (g)(q)	EUR	400,000	470,796
ING Groep NV 4.017% 3/28/2028 (g)		694,000	694,506
ING Groep NV 4.858% 3/25/2029 (g)		3,900,000	3,967,778
ING Groep NV 5.335% 3/19/2030 (g)		200,000	207,189
			24,474,516
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (g)(q)		495,000	501,646
TOTAL FINANCIALS			24,976,162
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
IMCD NV 2.125% 3/31/2027 (q)	EUR	4,400,000	5,174,382
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	91,589
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,461,000	1,486,318
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		4,212,000	4,302,552
TOTAL INFORMATION TECHNOLOGY			5,880,459
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 12.25% 1/15/2031 (o)		200,000	220,216
Utilities - 0.0%
Electric Utilities - 0.0%
Tennet Netherlands BV 4.75% 10/28/2042 (q)	EUR	915,000	1,201,085
TOTAL NETHERLANDS			46,011,328
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
ASB Bank Ltd 2.375% 10/22/2031 (o)		200,000	181,709
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (o)		215,000	225,934
TGS ASA 8.5% 1/15/2030 (o)		290,000	306,320
			532,254
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA 3.1% 7/15/2031 (o)		7,295,000	6,811,391
Aker BP ASA 5.8% 10/1/2054 (o)		180,000	169,062
Equinor ASA 3.7% 4/6/2050		920,000	712,895
Equinor ASA 3.95% 5/15/2043		300,000	255,220
Var Energi ASA 5% 5/18/2027 (o)		5,410,000	5,459,766
Var Energi ASA 5.875% 5/22/2030 (o)		2,700,000	2,834,877
Var Energi ASA 6.5% 5/22/2035 (o)		8,640,000	9,324,932
Var Energi ASA 7.862% 11/15/2083 (g)(q)	EUR	100,000	130,434
			25,698,577
TOTAL ENERGY			26,230,831
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 4.853% 11/5/2030 (g)(o)		900,000	924,569
TOTAL NORWAY			27,155,400
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		315,000	318,782
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		295,000	304,669
TOTAL PANAMA			623,451
PARAGUAY - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Bioceanico Sovereign Certificate Ltd 0% 6/5/2034 (o)(s)		103,364	85,373
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Peru LNG Srl 5.375% 3/22/2030 (o)		150,020	145,781
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (q)	EUR	875,000	1,027,769
GTC Finance DAC 6.5% 10/15/2030 (q)	EUR	485,000	535,826

TOTAL POLAND			1,563,595
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA 4.375% 12/2/2055 (g)(q)	EUR	100,000	118,991
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (o)		468,411	494,178
SAUDI ARABIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Saudi Arabian Oil Co 4.375% 2/2/2031 (o)		5,600,000	5,591,040
Saudi Arabian Oil Co 5.25% 7/17/2034 (o)		3,000,000	3,107,820
TOTAL ENERGY			8,698,860
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		3,525,000	3,690,539
TOTAL SAUDI ARABIA			12,389,399
SINGAPORE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Puma International Financing SA 7.75% 4/25/2029 (q)		900,000	933,140
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GLP Pte Ltd 9.75% 5/20/2028 (q)		200,000	199,658
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Project Infinity 12.85% 9/13/2027 (l)		488,206	487,620
TOTAL SINGAPORE			1,620,418
SOUTH AFRICA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		810,000	803,228
Metals & Mining - 0.0%
Anglo American Capital PLC 2.625% 9/10/2030 (o)		1,035,000	963,585
TOTAL MATERIALS			1,766,813
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		1,298,000	1,339,380
Eskom Holdings 6.35% 8/10/2028 (q)		213,000	219,790
Eskom Holdings 8.45% 8/10/2028 (q)		3,699,000	3,966,032
Eskom Holdings 8.45% 8/10/2028 (o)		671,000	719,439
TOTAL UTILITIES			6,244,641
TOTAL SOUTH AFRICA			8,011,454
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA 1.75% 10/23/2030 (q)	EUR	5,500,000	6,138,536
Telefonica Emisiones SA 4.665% 3/6/2038		150,000	139,458
TOTAL COMMUNICATION SERVICES			6,277,994
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Cirsa Finance International Sarl 3 month EURIBOR + 3%, 5.1% 10/15/2032 (f)(g)(q)	EUR	100,000	119,322
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol E&P Capital Markets US LLC 4.805% 9/16/2028 (o)		235,000	238,403
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029		1,800,000	1,872,860
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (g)		600,000	641,710
Banco Santander SA 2.958% 3/25/2031		200,000	187,147
Banco Santander SA 3.306% 6/27/2029		200,000	195,384
Banco Santander SA 3.49% 5/28/2030		1,000,000	971,808
Banco Santander SA 4.175% 3/24/2028 (g)		8,000,000	8,002,844
Banco Santander SA 4.25% 4/11/2027		400,000	401,048
Banco Santander SA 4.551% 11/6/2030		800,000	806,389
Banco Santander SA 5.127% 11/6/2035		1,200,000	1,207,547
Banco Santander SA 5.365% 7/15/2028 (g)		4,000,000	4,070,966
Banco Santander SA 5.439% 7/15/2031		3,800,000	4,019,364
Banco Santander SA 5.538% 3/14/2030 (g)		2,000,000	2,077,958
Banco Santander SA 5.552% 3/14/2028 (g)		8,400,000	8,525,326
Banco Santander SA 5.588% 8/8/2028		1,400,000	1,451,139
CaixaBank SA 3.625% 9/19/2032 (g)(q)	EUR	200,000	240,730
CaixaBank SA 5.581% 7/3/2036 (g)(o)		4,340,000	4,502,910
CaixaBank SA 5.673% 3/15/2030 (g)(o)		400,000	417,127
CaixaBank SA 6.037% 6/15/2035 (g)(o)		3,330,000	3,573,456
CaixaBank SA 6.684% 9/13/2027 (g)(o)		265,000	268,765
TOTAL FINANCIALS			43,434,478
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 7.5% 5/1/2030 (q)	EUR	973,000	1,202,433
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA 3.375% 11/27/2026 (q)	GBP	500,000	669,927
Information Technology - 0.0%
Communications Equipment - 0.0%
Cellnex Finance Co SA 3.875% 1/19/2036 (q)	EUR	100,000	117,695
Utilities - 0.0%
Gas Utilities - 0.0%
Redexis SA 4.375% 5/30/2031 (q)	EUR	800,000	980,564
TOTAL SPAIN			53,040,816
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Dometic Group AB 5% 9/11/2030 (q)	EUR	100,000	120,091
Leisure Products - 0.0%
Asmodee Group AB 5.75% 12/15/2029 (o)	EUR	1,120,000	1,388,900
TOTAL CONSUMER DISCRETIONARY			1,508,991
Financials - 0.0%
Banks - 0.0%
Svenska Handelsbanken AB 5.5% 6/15/2028 (o)		943,000	975,024
Financial Services - 0.0%
Intrum Investments And Financing AB 8% 9/11/2027 (q)	EUR	100,000	119,422
TOTAL FINANCIALS			1,094,446
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	400,000	451,810
TOTAL SWEDEN			3,055,247
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn Entertainment Financing UK PLC 4.125% 2/15/2031 (q)	EUR	294,000	344,023
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 3.091% 5/14/2032 (g)(o)		9,800,000	9,170,521
UBS Group AG 3.126% 8/13/2030 (g)(o)		2,640,000	2,551,410
UBS Group AG 3.869% 1/12/2029 (g)(o)		6,800,000	6,778,236
UBS Group AG 4.194% 4/1/2031 (g)(o)		21,240,000	21,179,379
UBS Group AG 4.282% 1/9/2028 (o)		430,000	431,091
UBS Group AG 4.55% 4/17/2026		3,490,000	3,492,201
UBS Group AG 4.588% 8/10/2032 (g)(o)		14,300,000	14,358,949
UBS Group AG 4.75% 3/17/2032 (g)(q)	EUR	1,575,000	1,994,376
UBS Group AG 4.751% 5/12/2028 (g)(o)		937,000	944,533
UBS Group AG 5.01% 3/23/2037 (g)(o)		620,000	617,983
UBS Group AG 5.617% 9/13/2030 (g)(o)		330,000	345,494
UBS Group AG 6.246% 9/22/2029 (g)(o)		10,600,000	11,158,377
			73,022,550
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (g)(o)		1,200,000	1,212,314
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (g)(q)		545,000	498,852
			1,711,166
TOTAL FINANCIALS			74,733,716
Materials - 0.0%
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (q)	EUR	100,000	120,273
TOTAL SWITZERLAND			75,198,012
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
TSMC Arizona Corp 2.5% 10/25/2031		702,000	650,445
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		95,000	98,172
TRINIDAD & TOBAGO - 0.0%
Utilities - 0.0%
Multi-Utilities - 0.0%
Trinidad Generation UnLtd 7.75% 6/16/2033 (o)		277,000	291,470
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
TC Ziraat Bankasi AS 7.25% 2/4/2030 (o)		207,000	214,918
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 4.25% 9/11/2029 (o)		3,800,000	3,827,313
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (q)		251,708	229,117
TOTAL ENERGY			4,056,430
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Ltd/United Arab Emirates 2.375% 9/25/2026 (o)	EUR	1,430,000	1,683,880
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4.375% 10/9/2031 (o)		11,000,000	11,004,620
TOTAL UNITED ARAB EMIRATES			16,744,930
UNITED KINGDOM - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (q)	EUR	275,000	325,363
Virgin Media Finance PLC 5% 7/15/2030 (o)		30,000	24,957
			350,320
Media - 0.0%
RELX Capital Inc 5.25% 3/27/2035		3,400,000	3,500,963
Virgin Media Secured Finance PLC 4.25% 1/15/2030 (q)	GBP	2,800,000	3,484,011
			6,984,974
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4% 1/31/2029 (q)	GBP	1,470,000	1,911,540
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (o)		215,000	189,556
Vmed O2 UK Financing I PLC 5.625% 4/15/2032 (q)	EUR	257,000	294,853
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		200,000	189,598
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (o)		200,000	199,944
Vodafone Group PLC 4.25% 9/17/2050		100,000	80,300
Vodafone Group PLC 5.75% 6/28/2054		119,000	117,385
Vodafone Group PLC 7.875% 2/15/2030		179,000	204,186
			3,187,362
TOTAL COMMUNICATION SERVICES			10,522,656
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
BCP V Modular Services Finance II PLC 6.125% 11/30/2028 (q)	GBP	100,000	129,864
BCP V Modular Services Finance II PLC 6.5% 7/10/2031 (q)	EUR	302,000	334,422
EC Finance PLC 3.25% 10/15/2026 (q)	EUR	245,000	286,019
			750,305
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	498,000	581,438
Marks & Spencer PLC 5.125% 8/18/2032 (q)	GBP	200,000	273,166
			854,604
Diversified Consumer Services - 0.0%
WPP Finance 2013 3.625% 6/9/2031 (q)	EUR	1,300,000	1,515,862
Hotels, Restaurants & Leisure - 0.0%
Deuce Finco PLC 7% 11/20/2031 (q)	GBP	100,000	137,270
Entain PLC 4.875% 11/30/2031 (q)	EUR	100,000	118,648
IHG Finance LLC 3.375% 9/10/2030 (q)	EUR	250,000	298,735
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	195,000	255,950
			810,603
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	660,000	779,278
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (o)		200,000	204,387
TOTAL CONSUMER DISCRETIONARY			4,915,039
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Bellis Acquisition Co PLC 8% 7/1/2031 (o)	EUR	4,300,000	4,835,921
Bellis Acquisition Co PLC 8% 7/1/2031 (q)	EUR	366,000	411,616
Boots Group Finco LP 5.375% 8/31/2032 (o)	EUR	475,000	584,303
Boots Group Finco LP 7.375% 8/31/2032 (o)	GBP	550,000	772,886
Boots Group Finco LP 7.375% 8/31/2032 (q)	GBP	100,000	140,525
Froneri Lux FinCo SARL 4.75% 8/1/2032 (q)	EUR	116,000	134,857
Froneri Lux FinCo SARL 4.75% 8/1/2032 (q)	EUR	100,000	116,256
Market Bidco Finco PLC 6.75% 1/31/2031 (q)	EUR	100,000	115,918
Ocado Group PLC 10.5% 8/8/2029 (q)	GBP	100,000	137,025
			7,249,307
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028		1,008,000	975,066
BAT Capital Corp 3.557% 8/15/2027		2,939,000	2,923,950
BAT Capital Corp 4.39% 8/15/2037		9,056,000	8,458,305
BAT Capital Corp 4.625% 3/22/2033		600,000	602,523
BAT Capital Corp 4.7% 4/2/2027		425,000	427,882
BAT Capital Corp 4.758% 9/6/2049		71,000	61,191
BAT Capital Corp 5.625% 8/15/2035		3,775,000	3,981,040
BAT Capital Corp 5.65% 3/16/2052		1,595,000	1,531,212
BAT Capital Corp 5.834% 2/20/2031		1,290,000	1,379,662
BAT Capital Corp 6.343% 8/2/2030		1,270,000	1,380,908
BAT Capital Corp 7.079% 8/2/2043		513,000	583,166
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	825,000	1,010,378
BAT International Finance PLC 4.448% 3/16/2028		8,700,000	8,782,266
BAT International Finance PLC 5.931% 2/2/2029		395,000	416,106
Imperial Brands Finance PLC 3.875% 2/12/2034 (q)	EUR	850,000	1,005,536
Imperial Brands Finance PLC 5.875% 7/1/2034 (o)		2,400,000	2,540,134
Reynolds American Inc 5.7% 8/15/2035		1,189,000	1,254,651
Reynolds American Inc 8.125% 5/1/2040		24,000	29,233
			37,343,209
TOTAL CONSUMER STAPLES			44,592,516
Energy - 0.0%
Energy Equipment & Services - 0.0%
CD&R Firefly Bidco PLC 8.625% 4/30/2029 (q)	GBP	282,000	397,867
OEG Finance PLC 7.25% 9/27/2029 (q)	EUR	257,000	318,876
			716,743
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 11% 11/30/2028 (o)	EUR	3,800,000	4,829,950
EG Global Finance PLC 12% 11/30/2028 (o)		2,500,000	2,687,617
Ithaca Energy North Sea PLC 5.5% 10/1/2031 (q)	EUR	100,000	121,122
			7,638,689
TOTAL ENERGY			8,355,432
Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.667% 3/10/2032 (g)		8,625,000	7,932,948
Barclays PLC 2.894% 11/24/2032 (g)		4,600,000	4,216,187
Barclays PLC 3.543% 8/14/2031 (g)(q)	EUR	550,000	658,627
Barclays PLC 4.219% 5/24/2030 (g)		4,186,000	4,186,915
Barclays PLC 4.476% 11/11/2029 (g)		5,200,000	5,240,245
Barclays PLC 4.521% 2/24/2032 (g)		1,561,000	1,564,455
Barclays PLC 4.837% 9/10/2028 (g)		295,000	298,131
Barclays PLC 4.942% 9/10/2030 (g)		2,650,000	2,711,519
Barclays PLC 5.086% 2/25/2029 (g)		1,600,000	1,630,045
Barclays PLC 5.088% 6/20/2030 (g)		13,438,000	13,705,711
Barclays PLC 5.2% 5/12/2026		1,701,000	1,704,722
Barclays PLC 5.207% 2/24/2037 (g)		630,000	629,405
Barclays PLC 5.501% 8/9/2028 (g)		445,000	453,702
Barclays PLC 5.69% 3/12/2030 (g)		300,000	312,750
Barclays PLC 5.86% 8/11/2046 (g)		1,390,000	1,435,332
Barclays PLC 6.496% 9/13/2027 (g)		600,000	607,665
Barclays PLC 6.692% 9/13/2034 (g)		2,900,000	3,228,003
Barclays PLC 7.385% 11/2/2028 (g)		620,000	652,922
Barclays PLC 7.437% 11/2/2033 (g)		500,000	573,881
HSBC Holdings PLC 2.013% 9/22/2028 (g)		3,185,000	3,089,609
HSBC Holdings PLC 2.206% 8/17/2029 (g)		3,380,000	3,231,889
HSBC Holdings PLC 2.804% 5/24/2032 (g)		5,336,000	4,928,495
HSBC Holdings PLC 2.848% 6/4/2031 (g)		486,000	458,934
HSBC Holdings PLC 2.871% 11/22/2032 (g)		353,000	324,750
HSBC Holdings PLC 3.973% 5/22/2030 (g)		2,078,000	2,066,767
HSBC Holdings PLC 4.619% 11/6/2031 (g)		950,000	960,885
HSBC Holdings PLC 4.762% 3/29/2033 (g)		200,000	200,286
HSBC Holdings PLC 4.856% 5/23/2033 (g)(q)	EUR	900,000	1,148,303
HSBC Holdings PLC 5.13% 11/19/2028 (g)		817,000	831,824
HSBC Holdings PLC 5.13% 3/3/2031 (g)		861,000	888,403
HSBC Holdings PLC 5.133% 11/6/2036 (g)		1,347,000	1,360,571
HSBC Holdings PLC 5.21% 8/11/2028 (g)		358,000	363,633
HSBC Holdings PLC 5.24% 5/13/2031 (g)		4,000,000	4,143,863
HSBC Holdings PLC 5.286% 11/19/2030 (g)		2,320,000	2,404,985
HSBC Holdings PLC 5.597% 5/17/2028 (g)		5,600,000	5,702,426
HSBC Holdings PLC 5.733% 5/17/2032 (g)		645,000	683,899
HSBC Holdings PLC 5.887% 8/14/2027 (g)		2,285,000	2,304,429
HSBC Holdings PLC 6.161% 3/9/2029 (g)		24,500,000	25,474,000
HSBC Holdings PLC 6.8% 6/1/2038		129,000	145,030
HSBC Holdings PLC 7.39% 11/3/2028 (g)		800,000	842,936
HSBC Holdings PLC 8.201% 11/16/2034 (g)(q)	GBP	550,000	820,174
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 4.7838% 3/3/2029 (f)(g)		5,000,000	5,035,715
Lloyds Banking Group PLC 1.627% 5/11/2027 (g)		520,000	517,518
Lloyds Banking Group PLC 4.375% 3/22/2028		400,000	403,232
Lloyds Banking Group PLC 4.75% 9/21/2031 (g)(q)	EUR	605,000	764,727
Lloyds Banking Group PLC 4.943% 11/4/2036 (g)		1,337,000	1,329,377
Lloyds Banking Group PLC 5.087% 11/26/2028 (g)		10,050,000	10,235,656
Lloyds Banking Group PLC 5.462% 1/5/2028 (g)		200,000	202,464
Lloyds Banking Group PLC 5.679% 1/5/2035 (g)		400,000	423,858
Lloyds Banking Group PLC 5.871% 3/6/2029 (g)		1,365,000	1,414,850
Lloyds Banking Group PLC 5.985% 8/7/2027 (g)		1,000,000	1,008,485
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 4.7227% 11/26/2028 (f)(g)		10,050,000	10,120,250
NatWest Group PLC 3.073% 5/22/2028 (g)		6,312,000	6,247,729
NatWest Group PLC 3.632% 9/3/2034 (g)(q)	EUR	650,000	771,750
NatWest Group PLC 5.076% 1/27/2030 (g)		400,000	410,470
NatWest Group PLC 5.115% 5/23/2031 (g)		745,000	768,333
NatWest Group PLC 5.808% 9/13/2029 (g)		200,000	208,377
NatWest Group PLC 5.847% 3/2/2027 (g)		700,000	700,000
NatWest Markets PLC 5.022% 3/21/2030 (o)		940,000	972,349
NatWest Markets PLC 5.41% 5/17/2029 (o)		1,750,000	1,822,381
Santander UK Group Holdings PLC 1.673% 6/14/2027 (g)		1,065,000	1,057,612
Santander UK Group Holdings PLC 2.896% 3/15/2032 (g)		204,000	189,379
Santander UK Group Holdings PLC 4.32% 9/22/2029 (g)		470,000	471,633
Santander UK Group Holdings PLC 4.858% 9/11/2030 (g)		9,595,000	9,781,079
Santander UK Group Holdings PLC 5.694% 4/15/2031 (g)		255,000	267,739
Santander UK Group Holdings PLC 6.534% 1/10/2029 (g)		200,000	208,663
Standard Chartered Bank/New York 4.853% 12/3/2027		13,800,000	14,057,818
Standard Chartered PLC 3.864% 3/17/2033 (g)(q)	EUR	245,000	294,758
Standard Chartered PLC 5.005% 10/15/2030 (g)(o)		5,900,000	6,039,419
Standard Chartered PLC 5.243% 1/13/2037 (g)(o)		390,000	392,479
Standard Chartered PLC 5.688% 5/14/2028 (g)(o)		340,000	346,537
Standard Chartered PLC 5.905% 5/14/2035 (g)(o)		665,000	707,272
Standard Chartered PLC 6.187% 7/6/2027 (g)(o)		700,000	704,939
Standard Chartered PLC 6.301% 1/9/2029 (g)(o)		297,000	308,379
Standard Chartered PLC 7.767% 11/16/2028 (g)(o)		641,000	679,210
Virgin Money UK PLC 7.625% 8/23/2029 (g)(q)	GBP	245,000	356,295
			193,339,988
Capital Markets - 0.0%
Marex Group PLC 6.404% 11/4/2029		5,900,000	6,176,466
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	375,000	447,974
Financial Services - 0.0%
LSEG US Finance Corp 4.875% 3/28/2027 (o)		300,000	302,740
Nationwide Building Society 2.972% 2/16/2028 (g)(o)		210,000	207,920
Nationwide Building Society 4% 7/30/2035 (g)(q)	EUR	170,000	205,192
Nationwide Building Society 5.127% 7/29/2029 (o)		297,000	306,908
Nationwide Building Society 6.557% 10/18/2027 (g)(o)		955,000	970,135
			1,992,895
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	400,000	626,330
Ardonagh Finco Ltd 6.875% 2/15/2031 (q)	EUR	235,000	280,953
			907,283
TOTAL FINANCIALS			202,864,606
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		250,000	252,894
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (o)		270,000	264,450
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 4.875% 3/3/2028		194,000	198,292
Astrazeneca Finance LLC 4.9% 2/26/2031		184,000	191,399
Astrazeneca PLC 4% 1/17/2029		187,000	188,283
Astrazeneca PLC 6.45% 9/15/2037		163,000	186,964
			764,938
TOTAL HEALTH CARE			1,282,282
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (o)		2,985,000	2,915,777
Rolls-Royce PLC 5.75% 10/15/2027 (o)		800,000	818,242
			3,734,019
Commercial Services & Supplies - 0.0%
AA Bond Co Ltd 5.5% 7/31/2050 (q)	GBP	460,000	625,050
Amber Finco PLC 6.625% 7/15/2029 (q)	EUR	135,000	166,502
Biffa Group Holdings Ltd 5.25% 6/15/2031 (q)	EUR	200,000	238,807
			1,030,359
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	660,000	665,481
Industrial Conglomerates - 0.0%
Smiths Group PLC 3.625% 11/13/2033 (q)	EUR	810,000	956,872
Machinery - 0.0%
Weir Group Inc 5.35% 5/6/2030 (o)		5,300,000	5,487,239
Transportation Infrastructure - 0.0%
Edge Finco PLC 8.125% 8/15/2031 (q)	GBP	200,000	288,746
Heathrow Finance PLC 6.625% 3/1/2031 (q)	GBP	282,000	388,209
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	465,000	652,409
			1,329,364
TOTAL INDUSTRIALS			13,203,334
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (o)		225,000	193,500
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	300,000	411,894
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (q)	EUR	780,000	917,084
TOTAL REAL ESTATE			1,328,978
Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (q)	EUR	300,000	358,042
NGG Finance PLC 2.125% 9/5/2082 (g)(q)	EUR	440,000	512,626
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	430,000	514,136
Yorkshire Power Finance Ltd 7.25% 8/4/2028	GBP	4,419,000	6,317,186
			7,701,990
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 5.625% 2/15/2032 (q)	EUR	257,000	309,897
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		505,000	503,514
ContourGlobal Power Holdings SA 4.375% 7/31/2031 (q)	EUR	200,000	233,102
ContourGlobal Power Holdings SA 5% 2/28/2030 (q)	EUR	100,000	121,188
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		200,000	206,000
			1,373,701
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028		1,409,000	1,458,005
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (q)	GBP	200,000	271,988
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	565,000	793,662
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	150,000	213,498
DWR Cymru Financing UK PLC 2.375% 3/31/2034 (q)	GBP	1,145,000	1,206,906
DWR Cymru Financing UK PLC 6.25% 9/8/2037 (q)	GBP	460,000	642,714
Northumbrian Water Finance PLC 5.375% 7/22/2032 (q)	GBP	375,000	512,355
Northumbrian Water Finance PLC 5.625% 4/29/2033 (q)	GBP	190,000	261,299
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	425,000	509,663
Severn Trent Utilities Finance PLC 4% 3/5/2034 (q)	EUR	750,000	915,030
South West Water Finance PLC 5.25% 9/15/2031 (q)	GBP	340,000	464,250
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	125,000	175,244
SW Finance I PLC 6.875% 8/7/2032 (q)	GBP	650,000	924,437
Thames Water Super Senior Issuer PLC 9.75% 10/10/2027 (o)	GBP	65,272	100,873
United Utilities Water Finance PLC 3.75% 5/23/2034 (q)	EUR	395,000	473,394
Wessex Water Services Finance PLC 6.125% 9/19/2034 (q)	GBP	320,000	447,192
Yorkshire Water Finance PLC 2.75% 4/18/2041 (q)	GBP	500,000	447,102
Yorkshire Water Finance PLC 5.5% 4/28/2035 (q)	GBP	134,000	176,805
Yorkshire Water Finance PLC 6% 7/22/2033 (q)	GBP	330,000	457,546
Yorkshire Water Finance PLC 6.375% 11/18/2034 (q)	GBP	1,160,000	1,640,519
			10,634,477
TOTAL UTILITIES			21,168,173
TOTAL UNITED KINGDOM			308,426,516
UNITED STATES - 10.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		840,000	881,657
AT&T Inc 1.65% 2/1/2028		4,120,000	3,950,895
AT&T Inc 2.55% 12/1/2033		5,588,000	4,846,321
AT&T Inc 3.5% 6/1/2041		5,306,000	4,258,198
AT&T Inc 3.5% 9/15/2053		3,113,000	2,123,589
AT&T Inc 3.55% 9/15/2055		2,735,000	1,851,651
AT&T Inc 3.65% 6/1/2051		50,000	35,827
AT&T Inc 3.65% 9/15/2059		6,725,000	4,526,516
AT&T Inc 3.8% 12/1/2057		2,637,000	1,850,002
AT&T Inc 3.85% 6/1/2060		244,000	170,395
AT&T Inc 4.3% 2/15/2030		3,709,000	3,744,199
AT&T Inc 4.35% 3/1/2029		150,000	151,688
AT&T Inc 4.4% 4/30/2031		7,000,000	7,064,615
AT&T Inc 4.5% 5/15/2035		1,980,000	1,929,629
AT&T Inc 4.75% 4/30/2033		1,700,000	1,723,209
AT&T Inc 4.75% 5/15/2046		5,130,000	4,513,192
AT&T Inc 4.9% 11/1/2035		2,105,000	2,109,131
AT&T Inc 5.125% 4/30/2036		650,000	659,577
AT&T Inc 5.7% 11/1/2054		1,455,000	1,411,687
AT&T Inc 6% 4/30/2056		725,000	731,257
AT&T Inc 6.05% 8/15/2056		731,000	744,048
Black Pearl Compute LLC 6.125% 2/15/2031 (o)		926,000	947,716
Cablevision Lightpath LLC 3.875% 9/15/2027 (o)		195,000	194,846
Cablevision Lightpath LLC 5.625% 9/15/2028 (o)		175,000	174,871
Cipher Compute LLC 7.125% 11/15/2030 (o)		395,000	411,726
Comcast Corp 1.5% 2/15/2031		100,000	88,302
Comcast Corp 1.95% 1/15/2031		119,000	107,585
Comcast Corp 2.65% 8/15/2062		100,000	51,901
Comcast Corp 2.887% 11/1/2051		1,104,000	666,417
Comcast Corp 2.937% 11/1/2056		2,185,000	1,274,230
Comcast Corp 2.987% 11/1/2063		34,000	18,946
Comcast Corp 3.15% 2/15/2028		200,000	197,695
Comcast Corp 3.25% 11/1/2039		174,000	138,904
Comcast Corp 3.45% 2/1/2050		370,000	254,557
Comcast Corp 3.55% 5/1/2028		268,000	266,712
Comcast Corp 3.75% 4/1/2040		4,161,000	3,510,169
Comcast Corp 3.9% 3/1/2038		621,000	552,257
Comcast Corp 3.969% 11/1/2047		296,000	228,051
Comcast Corp 3.999% 11/1/2049		3,000	2,268
Comcast Corp 4% 3/1/2048		150,000	115,621
Comcast Corp 4.15% 10/15/2028		343,000	345,454
Comcast Corp 4.2% 8/15/2034		145,000	140,679
Comcast Corp 4.25% 10/15/2030		435,000	438,814
Comcast Corp 4.95% 5/15/2032		211,000	218,216
Comcast Corp 5.3% 6/1/2034		240,000	250,753
Comcast Corp 5.35% 5/15/2053		2,467,000	2,272,341
Comcast Corp 5.65% 6/15/2035		100,000	106,661
Comcast Corp 6.05% 5/15/2055		381,000	390,127
Connect Holdings LLC 10.5% 4/3/2031 (o)		5,950,000	5,753,871
Flash Compute LLC 7.25% 12/31/2030 (o)		320,000	327,558
Frontier Communications Holdings LLC 5% 5/1/2028 (o)		4,196,000	4,198,417
Frontier Communications Holdings LLC 5.875% 11/1/2029		3,597,720	3,635,694
Frontier Communications Holdings LLC 6.75% 5/1/2029 (o)		100,000	100,380
Frontier Communications Holdings LLC 8.625% 3/15/2031 (o)		1,220,000	1,274,582
Level 3 Financing Inc 6.875% 6/30/2033 (o)		1,650,000	1,708,864
Level 3 Financing Inc 7% 3/31/2034 (o)		2,541,000	2,641,483
Level 3 Financing Inc 8.5% 1/15/2036 (o)		1,480,000	1,540,974
Sprint Capital Corp 6.875% 11/15/2028		304,000	326,116
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC 5.152% 9/20/2029 (o)		5,694,750	5,734,195
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (o)		3,750,000	3,766,799
Uniti Services LLC 7.5% 10/15/2033 (o)		60,000	62,426
Verizon Communications Inc 2.1% 3/22/2028		3,752,000	3,625,548
Verizon Communications Inc 2.355% 3/15/2032		1,560,000	1,393,066
Verizon Communications Inc 2.55% 3/21/2031		100,000	92,525
Verizon Communications Inc 2.65% 11/20/2040		1,266,000	922,503
Verizon Communications Inc 3.875% 2/8/2029		100,000	100,122
Verizon Communications Inc 3.875% 3/1/2052		521,000	393,170
Verizon Communications Inc 4% 3/22/2050		161,000	126,809
Verizon Communications Inc 4.125% 3/16/2027		117,000	117,417
Verizon Communications Inc 4.5% 8/10/2033		241,000	240,390
Verizon Communications Inc 4.75% 11/1/2041		356,000	332,708
Verizon Communications Inc 4.78% 2/15/2035		600,000	597,406
Verizon Communications Inc 4.812% 3/15/2039		1,435,000	1,385,507
Verizon Communications Inc 5.401% 7/2/2037		2,232,000	2,297,089
Verizon Communications Inc 5.5% 2/23/2054		50,000	48,772
Verizon Communications Inc 5.875% 11/30/2045		87,000	87,946
Verizon Communications Inc 5.875% 11/30/2055		1,156,000	1,163,739
Verizon Communications Inc 6% 11/30/2065		1,155,000	1,159,440
Verizon Communications Inc 7.75% 12/1/2030		300,000	345,900
WULF Compute LLC 7.75% 10/15/2030 (o)		965,000	1,021,949
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (g)(o)		572,544	558,220
			109,724,687
Entertainment - 0.0%
Cinemark USA Inc 5.25% 7/15/2028 (o)		204,000	204,037
Live Nation Entertainment Inc 4.75% 10/15/2027 (o)		562,000	561,641
Live Nation Entertainment Inc 6.5% 5/15/2027 (o)		433,000	435,052
NBCUniversal Media LLC 5.95% 4/1/2041		100,000	103,899
Netflix Inc 5.375% 11/15/2029 (o)		518,000	540,424
ROBLOX Corp 3.875% 5/1/2030 (o)		280,000	267,377
Take-Two Interactive Software Inc 3.7% 4/14/2027		180,000	179,519
Take-Two Interactive Software Inc 5.4% 6/12/2029		209,000	216,626
Take-Two Interactive Software Inc 5.6% 6/12/2034		836,000	871,134
Walt Disney Co/The 3.75% 3/14/2029		14,000	14,006
Walt Disney Co/The 4.625% 3/14/2036		14,000	13,956
Walt Disney Co/The 7.75% 12/1/2045		274,000	352,741
			3,760,412
Interactive Media & Services - 0.1%
Alphabet Inc 3.7% 2/15/2029		441,000	441,427
Alphabet Inc 4% 5/15/2030		100,000	100,689
Alphabet Inc 4.1% 11/15/2030		1,655,000	1,670,013
Alphabet Inc 4.375% 11/6/2064	EUR	290,000	331,082
Alphabet Inc 4.4% 2/15/2033		575,000	580,069
Alphabet Inc 4.7% 11/15/2035		1,665,000	1,685,909
Alphabet Inc 4.8% 2/15/2036		1,999,000	2,031,834
Alphabet Inc 5.5% 2/15/2046		232,000	236,245
Alphabet Inc 5.65% 2/15/2056		4,980,000	5,095,824
Alphabet Inc 5.7% 11/15/2075		1,817,000	1,815,805
Alphabet Inc 5.75% 2/15/2066		2,681,000	2,730,235
Meta Platforms Inc 4.6% 11/15/2032		2,215,000	2,252,152
Meta Platforms Inc 4.65% 8/15/2062		1,930,000	1,568,325
Meta Platforms Inc 4.875% 11/15/2035		6,718,000	6,784,893
Meta Platforms Inc 5.4% 8/15/2054		860,000	811,955
Meta Platforms Inc 5.5% 11/15/2045		1,255,000	1,239,890
Meta Platforms Inc 5.6% 5/15/2053		2,633,000	2,563,542
Meta Platforms Inc 5.625% 11/15/2055		6,755,000	6,611,965
Snap Inc 6.875% 3/1/2033 (o)		530,000	527,890
Snap Inc 6.875% 3/15/2034 (o)		160,000	159,512
			39,239,256
Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (o)		100,000	87,110
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (o)		1,630,000	1,519,324
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,286,000	2,092,043
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (o)		1,089,000	1,038,718
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (o)		1,185,000	1,101,963
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (o)		2,560,000	2,474,914
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (o)		260,000	259,439
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (o)		62,000	61,986
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		503,000	514,290
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		5,888,000	5,558,382
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		788,000	687,490
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031		1,640,000	1,490,790
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042		408,000	288,113
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041		8,610,000	6,202,592
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061		515,000	311,428
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052		580,000	381,659
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062		761,000	465,182
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061		712,000	476,150
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		141,000	107,422
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		2,360,000	2,396,832
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049		53,000	42,065
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		720,000	580,730
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		26,133,000	21,781,593
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035		455,000	457,908
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		4,171,000	4,371,543
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		3,015,000	2,862,827
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		6,266,000	6,664,056
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		3,450,000	3,664,140
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (o)		625,000	660,632
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (o)		100,000	105,380
Cox Communications Inc 1.8% 10/1/2030 (o)		1,840,000	1,627,470
Cox Communications Inc 5.45% 9/15/2028 (o)		2,525,000	2,605,138
Cox Enterprises Inc 7.375% 7/15/2027 (o)		1,945,000	2,017,143
CSC Holdings LLC 11.75% 1/31/2029 (o)		2,219,000	1,581,178
CSC Holdings LLC 5.375% 2/1/2028 (o)		399,000	286,998
CSC Holdings LLC 5.5% 4/15/2027 (o)		1,117,000	947,034
CSC Holdings LLC 5.75% 1/15/2030 (o)		286,000	110,500
CSC Holdings LLC 6.5% 2/1/2029 (o)		3,048,000	1,924,679
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (o)		100,000	102,277
Directv Financing LLC 8.875% 2/1/2030 (o)		31,000	31,011
Discovery Communications LLC 3.95% 3/20/2028		3,108,000	3,088,886
Discovery Communications LLC 5% 9/20/2037		100,000	79,473
Discovery Global Holdings Inc 3.755% 3/15/2027		8,213,000	8,187,458
Discovery Global Holdings Inc 4.279% 3/15/2032		350,000	321,125
Discovery Global Holdings Inc 5.05% 3/15/2042		975,000	699,563
Discovery Global Holdings Inc 5.141% 3/15/2052		174,000	115,709
DISH DBS Corp 5.125% 6/1/2029		975,000	870,707
DISH DBS Corp 5.25% 12/1/2026 (o)		526,000	510,920
DISH DBS Corp 5.75% 12/1/2028 (o)		53,000	51,294
DISH DBS Corp 7.375% 7/1/2028		225,000	217,090
DISH DBS Corp 7.75% 7/1/2026		2,500,000	2,469,032
DISH Network Corp 11.75% 11/15/2027 (o)		5,358,000	5,547,009
EchoStar Corp 10.75% 11/30/2029		4,804,600	5,247,680
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (g)		505,000	511,441
Fox Corp 6.5% 10/13/2033		102,000	111,953
Getty Images Inc 10.5% 11/15/2030 (o)		415,000	367,341
Gray Media Inc 10.5% 7/15/2029 (o)		257,000	275,523
Gray Media Inc 4.75% 10/15/2030 (o)		61,000	49,514
Gray Media Inc 5.375% 11/15/2031 (o)		63,000	49,599
Gray Media Inc 7.25% 8/15/2033 (o)		220,000	227,172
Gray Media Inc 9.625% 7/15/2032 (o)		100,000	103,899
iHeartCommunications Inc 10.875% 5/1/2030 (o)		133,088	98,727
iHeartCommunications Inc 7.75% 8/15/2030 (o)		113,030	89,892
iHeartCommunications Inc 9.125% 5/1/2029 (o)		465,193	413,310
Lamar Media Corp 3.75% 2/15/2028		27,000	26,549
Lamar Media Corp 4% 2/15/2030		172,000	166,588
Lamar Media Corp 4.875% 1/15/2029		250,000	249,802
Lamar Media Corp 5.375% 11/1/2033 (o)		130,000	130,340
Nexstar Media Inc 4.75% 11/1/2028 (o)		221,000	219,917
Nexstar Media Inc 5.625% 7/15/2027 (o)		984,000	984,093
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (o)		280,000	274,734
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (o)		80,000	84,103
Paramount Global 2.9% 1/15/2027		1,157,000	1,136,329
Paramount Global 3.375% 2/15/2028		190,000	183,618
Paramount Global 3.7% 10/4/2026		273,000	269,193
Paramount Global 4.6% 1/15/2045		76,000	47,332
Paramount Global 4.9% 8/15/2044		43,000	27,628
Paramount Global 6.25% 2/28/2057 (g)		100,000	77,530
Scripps Escrow II Inc 3.875% 1/15/2029 (o)		247,000	232,992
Sinclair Television Group Inc 4.375% 12/31/2032 (o)		118,000	94,590
Sinclair Television Group Inc 8.125% 2/15/2033 (o)		260,000	270,725
Sirius XM Radio LLC 4% 7/15/2028 (o)		713,000	696,062
Sirius XM Radio LLC 4.125% 7/1/2030 (o)		720,000	678,658
Sirius XM Radio LLC 5% 8/1/2027 (o)		450,000	449,734
Sirius XM Radio LLC 5.5% 7/1/2029 (o)		798,000	798,806
Stagwell Global LLC 5.625% 8/15/2029 (o)		380,000	350,261
TEGNA Inc 4.625% 3/15/2028		266,000	265,247
TEGNA Inc 5% 9/15/2029		605,000	604,427
Time Warner Cable LLC 5.5% 9/1/2041		5,200,000	4,651,298
Time Warner Cable LLC 5.875% 11/15/2040		930,000	872,347
Time Warner Cable LLC 6.55% 5/1/2037		8,522,000	8,772,642
Time Warner Cable LLC 7.3% 7/1/2038		6,393,000	6,918,488
Univision Communications Inc 7.375% 6/30/2030 (o)		270,000	270,005
Univision Communications Inc 8% 8/15/2028 (o)		1,610,000	1,653,798
Univision Communications Inc 8.5% 7/31/2031 (o)		350,000	358,192
Univision Communications Inc 9.375% 8/1/2032 (o)		225,000	238,087
Versant Media Group Inc 7.25% 1/30/2031 (o)		12,000	12,280
			141,710,841
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 2.05% 2/15/2028		378,000	365,100
T-Mobile USA Inc 2.625% 4/15/2026		3,800,000	3,793,069
T-Mobile USA Inc 3% 2/15/2041		3,650,000	2,776,989
T-Mobile USA Inc 3.375% 4/15/2029		2,445,000	2,400,668
T-Mobile USA Inc 3.4% 10/15/2052		520,000	354,631
T-Mobile USA Inc 3.6% 11/15/2060		1,136,000	764,436
T-Mobile USA Inc 3.875% 4/15/2030		19,558,000	19,407,646
T-Mobile USA Inc 4.7% 1/15/2035		445,000	442,580
T-Mobile USA Inc 4.85% 1/15/2029		600,000	614,683
T-Mobile USA Inc 4.95% 3/15/2028		800,000	816,410
T-Mobile USA Inc 5.05% 7/15/2033		315,000	324,931
T-Mobile USA Inc 5.75% 1/15/2034		216,000	230,900
T-Mobile USA Inc 6.7% 12/15/2033		202,000	228,597
			32,520,640
TOTAL COMMUNICATION SERVICES			326,955,836
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7% 4/15/2028 (o)		548,000	558,797
Adient Global Holdings Ltd 7.5% 2/15/2033 (o)		135,000	141,684
American Axle & Manufacturing Inc 5% 10/1/2029		270,000	263,758
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		100,000	101,772
American Axle & Manufacturing Inc 6.875% 7/1/2028		216,000	216,198
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)		185,000	188,023
Aptiv Swiss Holdings Ltd 5.15% 9/13/2034		225,000	230,952
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (g)		245,000	255,429
Clarios Global LP / Clarios US Finance Co 4.75% 6/15/2031 (q)	EUR	100,000	120,571
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		65,000	67,471
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (o)		530,000	555,154
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (o)		205,000	209,686
Cooper-Standard Automotive Inc 13.5% 3/31/2027 pay-in-kind (g)(o)		202,568	207,084
Cooper-Standard Automotive Inc 5.625% 5/15/2027 pay-in-kind (g)(o)		143,968	145,879
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (o)		410,000	411,157
Goodyear Tire & Rubber Co/The 5% 7/15/2029		380,000	372,458
Goodyear Tire & Rubber Co/The 5.25% 4/30/2031		517,000	495,898
Goodyear Tire & Rubber Co/The 5.25% 7/15/2031		127,000	121,171
Goodyear Tire & Rubber Co/The 5.625% 4/30/2033		100,000	95,216
Hertz Corp/The 4.625% 12/1/2026 (o)		149,000	135,732
Patrick Industries Inc 6.375% 11/1/2032 (o)		250,000	256,781
Phinia Inc 6.75% 4/15/2029 (o)		540,000	558,111
Tenneco Inc 8% 11/17/2028 (o)		3,475,000	3,475,017
			9,183,999
Automobiles - 0.1%
American Honda Finance Corp 3.5% 2/15/2028		307,000	305,032
American Honda Finance Corp 4.8% 3/5/2030		181,000	185,361
American Honda Finance Corp U.S. SOFR Index + 0.73%, 4.4011% 8/13/2027 (f)(g)		10,100,000	10,144,440
Ford Motor Co 3.25% 2/12/2032		1,675,000	1,507,673
Ford Motor Co 4.75% 1/15/2043		686,000	551,796
Ford Motor Co 9.625% 4/22/2030		481,000	561,948
General Motors Co 5.35% 4/15/2028		3,301,000	3,382,391
General Motors Co 5.4% 4/1/2048		144,000	132,572
General Motors Co 5.95% 4/1/2049		10,000	9,852
General Motors Co 6.25% 10/2/2043		712,000	729,831
General Motors Co 6.25% 4/15/2035		132,000	141,701
General Motors Co 6.6% 4/1/2036		775,000	850,436
General Motors Co 6.75% 4/1/2046		465,000	502,821
General Motors Financial Co Inc 2.4% 10/15/2028		2,200,000	2,108,941
General Motors Financial Co Inc 2.4% 4/10/2028		1,895,000	1,833,499
General Motors Financial Co Inc 4.3% 4/6/2029		148,000	148,647
General Motors Financial Co Inc 5.05% 4/4/2028		4,804,000	4,897,764
General Motors Financial Co Inc 5.4% 5/8/2027		1,194,000	1,212,741
General Motors Financial Co Inc 5.45% 9/6/2034		100,000	102,630
General Motors Financial Co Inc 5.6% 6/18/2031		167,000	175,471
General Motors Financial Co Inc 5.65% 1/17/2029		118,000	122,378
General Motors Financial Co Inc 5.85% 4/6/2030		2,471,000	2,611,391
General Motors Financial Co Inc 5.95% 4/4/2034		275,000	291,746
General Motors Financial Co Inc 6.4% 1/9/2033		291,000	316,717
Hyundai Capital America 1.5% 6/15/2026 (o)		367,000	364,251
Hyundai Capital America 2.1% 9/15/2028 (o)		1,595,000	1,519,536
Hyundai Capital America 3% 2/10/2027 (o)		252,000	249,787
Hyundai Capital America 4.55% 9/26/2029 (o)		2,700,000	2,738,457
Hyundai Capital America 4.8% 1/10/2033 (o)		2,720,000	2,745,463
Hyundai Capital America 4.875% 11/1/2027 (o)		4,000,000	4,056,566
Hyundai Capital America 5.4% 6/23/2032 (o)		620,000	650,927
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.7276% 6/24/2027 (f)(g)(o)		3,300,000	3,321,582
Hyundai Capital America U.S. SOFR Index + 1.04%, 4.7279% 3/19/2027 (f)(g)(o)		250,000	251,265
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (o)		20,000	18,711
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (o)		40,000	39,912
Nissan Motor Acceptance Co LLC 5.625% 9/29/2028 (o)		68,000	68,438
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (o)		200,000	200,463
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (o)		200,000	207,822
Nissan Motor Acceptance Co LLC U.S. SOFR Averages Index + 2.05%, 5.7398% 9/13/2027 (f)(g)(o)		8,800,000	8,734,001
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		125,000	118,235
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		340,000	348,319
Thor Industries Inc 4% 10/15/2029 (o)		200,000	191,980
			58,653,494
Broadline Retail - 0.0%
Amazon.com Inc 3.1% 5/12/2051		76,000	51,610
Amazon.com Inc 3.45% 4/13/2029		115,000	114,130
Amazon.com Inc 3.9% 11/20/2028		251,000	252,368
Amazon.com Inc 3.95% 4/13/2052		1,279,000	1,011,266
Amazon.com Inc 4.1% 11/20/2030		204,000	205,499
Amazon.com Inc 4.65% 11/20/2035		308,000	309,762
Amazon.com Inc 4.65% 12/1/2029		173,000	178,211
Amazon.com Inc 4.95% 12/5/2044		493,000	477,913
Amazon.com Inc 5.45% 11/20/2055		306,000	301,440
Kohl's Corp 5.125% 5/1/2031		100,000	84,631
Macy's Retail Holdings LLC 7.375% 8/1/2033 (o)		125,000	130,954
Match Group Holdings II LLC 3.625% 10/1/2031 (o)		200,000	181,479
Match Group Holdings II LLC 4.125% 8/1/2030 (o)		110,000	104,535
Match Group Holdings II LLC 4.625% 6/1/2028 (o)		100,000	98,788
Nordstrom Inc 4.375% 4/1/2030		453,000	436,166
Shutterfly Finance LLC 8.5% 10/1/2027 pay-in-kind (g)(o)		41,774	39,073
Shutterfly Finance LLC 9.75% 10/1/2027 (o)		4,660	4,637
Wayfair LLC 6.75% 11/15/2032 (o)		80,000	81,535
Wayfair LLC 7.25% 10/31/2029 (o)		540,000	558,059
Wayfair LLC 7.75% 9/15/2030 (o)		510,000	536,321
			5,158,377
Distributors - 0.0%
American Builders & Contractors Supply Co Inc 3.875% 11/15/2029 (o)		80,000	77,225
American Builders & Contractors Supply Co Inc 4% 1/15/2028 (o)		282,000	277,892
Genuine Parts Co 4.95% 8/15/2029		765,000	774,960
			1,130,077
Diversified Consumer Services - 0.1%
California Institute of Technology 3.65% 9/1/2119		535,000	354,036
Covista Inc 5.5% 3/1/2028 (o)		445,000	445,000
ERAC USA Finance LLC 3.3% 12/1/2026 (o)		8,865,000	8,824,816
Grand Canyon University 5.125% 10/1/2028		280,000	280,863
Massachusetts Institute of Technology 2.989% 7/1/2050		865,000	601,440
Massachusetts Institute of Technology 3.959% 7/1/2038		2,125,000	2,016,390
Massachusetts Institute of Technology 5.6% 7/1/2111		400,000	412,493
President and Fellows of Harvard College 3.15% 7/15/2046		315,000	238,210
President and Fellows of Harvard College 3.3% 7/15/2056		190,000	133,890
Service Corp International/US 3.375% 8/15/2030		100,000	93,987
Service Corp International/US 4% 5/15/2031		255,000	243,718
Service Corp International/US 5.125% 6/1/2029		600,000	601,816
Service Corp International/US 5.75% 10/15/2032		910,000	927,753
Sotheby's 7.375% 10/15/2027 (o)		480,000	477,075
TKC Holdings Inc 12% 2/15/2031 (o)		80,000	84,086
TKC Holdings Inc 8.5% 8/15/2030 (o)		255,000	260,939
Trustees of the University of Pennsylvania/The 2.396% 10/1/2050		495,000	303,877
Trustees of the University of Pennsylvania/The 3.61% 2/15/2119		285,000	188,257
University of Southern California 3.841% 10/1/2047		815,000	676,548
University of Southern California 4.976% 10/1/2053		572,000	545,561
Washington University/The 3.524% 4/15/2054		2,930,000	2,212,786
Washington University/The 4.349% 4/15/2122		2,340,000	1,833,661
Yale University 2.402% 4/15/2050		2,140,000	1,326,172
			23,083,374
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (o)		125,000	127,221
Aramark Services Inc 5% 2/1/2028 (o)		1,490,000	1,490,401
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (o)		305,000	280,943
Boyd Gaming Corp 4.75% 12/1/2027		165,000	164,779
Boyne USA Inc 4.75% 5/15/2029 (o)		325,000	322,684
Brinker International Inc 8.25% 7/15/2030 (o)		1,475,000	1,553,745
Caesars Entertainment Inc 4.625% 10/15/2029 (o)		2,675,000	2,616,972
Caesars Entertainment Inc 6.5% 2/15/2032 (o)		1,679,000	1,706,195
Caesars Entertainment Inc 7% 2/15/2030 (o)		2,625,000	2,691,252
Carnival Corp 4% 8/1/2028 (o)		675,000	669,979
Carnival Corp 5.125% 5/1/2029 (o)		1,040,000	1,053,850
Carnival Corp 5.75% 3/15/2030 (o)		850,000	879,085
Carnival Corp 5.75% 8/1/2032 (o)		1,390,000	1,442,541
Carnival Corp 5.875% 6/15/2031 (o)		865,000	903,944
Carnival Corp 6.125% 2/15/2033 (o)		720,000	745,342
Churchill Downs Inc 4.75% 1/15/2028 (o)		170,000	169,448
Churchill Downs Inc 5.5% 4/1/2027 (o)		340,000	340,167
Churchill Downs Inc 6.75% 5/1/2031 (o)		280,000	288,430
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (o)		725,000	704,969
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		425,000	400,826
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		462,000	430,463
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (o)		355,000	345,640
Hilton Domestic Operating Co Inc 4% 5/1/2031 (o)		911,000	874,743
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		73,000	73,056
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		110,000	111,174
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)		270,000	276,388
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (o)		1,205,000	1,240,226
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (o)		345,000	353,182
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (o)		100,000	94,095
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (o)		130,000	126,875
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		275,000	280,563
Hyatt Hotels Corp 5.05% 3/30/2028		5,900,000	6,019,709
Hyatt Hotels Corp 5.25% 6/30/2029		1,900,000	1,962,984
Hyatt Hotels Corp 5.75% 1/30/2027		1,245,000	1,261,952
Hyatt Hotels Corp 5.75% 4/23/2030		3,300,000	3,467,383
Jacobs Entertainment Inc 6.75% 2/15/2029 (o)		775,000	756,757
Las Vegas Sands Corp 5.625% 6/15/2028		1,760,000	1,803,135
Las Vegas Sands Corp 5.9% 6/1/2027		1,000,000	1,017,492
Las Vegas Sands Corp 6% 8/15/2029		2,860,000	2,992,841
Life Time Inc 6% 11/15/2031 (o)		285,000	293,553
Light & Wonder International Inc 7.5% 9/1/2031 (o)		100,000	104,250
Marriott International Inc/MD 3.125% 6/15/2026		1,390,000	1,386,874
Marriott International Inc/MD 4.5% 5/1/2033		127,000	126,582
Marriott International Inc/MD 4.8% 3/15/2030		3,400,000	3,491,480
Marriott International Inc/MD 4.9% 4/15/2029		925,000	948,541
Marriott International Inc/MD 5.1% 5/1/2038		191,000	188,912
Marriott International Inc/MD 5.5% 4/15/2037		2,350,000	2,428,517
McDonald's Corp 3.5% 5/21/2032 (q)	EUR	210,000	252,189
McDonald's Corp 4.45% 3/1/2047		129,000	112,880
McDonald's Corp 4.7% 12/9/2035		2,880,000	2,912,687
McDonald's Corp 4.875% 7/15/2040		108,000	105,796
McDonald's Corp 5.15% 9/9/2052		589,000	555,219
McDonald's Corp 6.3% 10/15/2037		74,000	83,572
MGM Resorts International 4.625% 9/1/2026		630,000	629,549
MGM Resorts International 5.5% 4/15/2027		2,225,000	2,245,143
MGM Resorts International 6.125% 9/15/2029		420,000	431,606
MGM Resorts International 6.5% 4/15/2032		1,860,000	1,911,936
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (o)		100,000	106,011
NCL Corp Ltd 5.875% 1/15/2031 (o)		130,000	131,339
NCL Corp Ltd 6.25% 9/15/2033 (o)		100,000	100,938
Papa John's International Inc 3.875% 9/15/2029 (o)		430,000	406,846
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/16/2029 (q)		400,000	364,590
Royal Caribbean Cruises Ltd 3.7% 3/15/2028		189,000	187,895
Royal Caribbean Cruises Ltd 4.75% 5/15/2033		760,000	765,259
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (o)		3,845,000	3,929,225
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (o)		1,230,000	1,268,311
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		770,000	796,516
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (o)		9,929,000	10,354,425
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		281,000	270,274
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 6.5% 10/1/2028		160,000	160,133
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (o)		165,000	167,754
Six Flags Entertainment Corp 7.25% 5/15/2031 (o)		275,000	269,908
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (o)		5,000	5,061
Starbucks Corp 4.45% 8/15/2049		37,000	31,582
Station Casinos LLC 4.5% 2/15/2028 (o)		442,000	440,214
Vail Resorts Inc 6.5% 5/15/2032 (o)		500,000	517,845
Viking Cruises Ltd 5.875% 10/15/2033 (o)		925,000	943,648
VOC Escrow Ltd 5% 2/15/2028 (o)		1,400,000	1,398,808
Voyager Parent LLC 9.25% 7/1/2032 (o)		1,468,000	1,567,561
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (o)		255,000	253,198
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (o)		920,000	925,250
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (o)		265,000	270,627
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (o)		1,170,000	1,263,530
Yum! Brands Inc 3.625% 3/15/2031		490,000	465,148
Yum! Brands Inc 4.625% 1/31/2032		520,000	511,242
Yum! Brands Inc 5.375% 4/1/2032		100,000	101,654
			88,225,509
Household Durables - 0.0%
Century Communities Inc 3.875% 8/15/2029 (o)		235,000	224,041
Century Communities Inc 6.625% 9/15/2033 (o)		130,000	132,095
LGI Homes Inc 4% 7/15/2029 (o)		30,000	27,871
LGI Homes Inc 7% 11/15/2032 (o)		435,000	426,449
LGI Homes Inc 8.75% 12/15/2028 (o)		95,000	99,119
Newell Brands Inc 6.375% 5/15/2030		710,000	712,204
Newell Brands Inc 6.625% 5/15/2032		360,000	360,031
Newell Brands Inc 6.625% 9/15/2029		331,000	336,158
Newell Brands Inc 6.875% 4/1/2036 (p)		271,000	273,504
Newell Brands Inc 8.5% 6/1/2028 (o)		465,000	489,460
PulteGroup Inc 4.25% 3/1/2031		201,000	200,815
PulteGroup Inc 4.9% 3/1/2036		176,000	176,186
Somnigroup International Inc 3.875% 10/15/2031 (o)		135,000	126,725
Somnigroup International Inc 4% 4/15/2029 (o)		1,006,000	977,664
SWF Holdings I Corp 6.5% 10/6/2029 (l)(o)		712,640	285,056
Toll Brothers Finance Corp 4.875% 3/15/2027		6,350,000	6,386,401
TopBuild Corp 4.125% 2/15/2032 (o)		530,000	503,713
TopBuild Corp 5.625% 1/31/2034 (o)		1,672,000	1,686,299
Whirlpool Corp 6.125% 6/15/2030		315,000	316,413
Whirlpool Corp 6.5% 6/15/2033		430,000	429,117
			14,169,321
Specialty Retail - 0.1%
Asbury Automotive Group Inc 4.5% 3/1/2028		118,000	117,302
Asbury Automotive Group Inc 4.625% 11/15/2029 (o)		410,000	403,613
Asbury Automotive Group Inc 4.75% 3/1/2030		36,000	35,433
Asbury Automotive Group Inc 5% 2/15/2032 (o)		215,000	209,091
AutoNation Inc 3.8% 11/15/2027		1,075,000	1,071,032
AutoNation Inc 4.75% 6/1/2030		953,000	966,721
AutoZone Inc 1.65% 1/15/2031		505,000	447,656
AutoZone Inc 3.75% 4/18/2029		1,400,000	1,388,041
AutoZone Inc 4% 4/15/2030		6,924,000	6,894,056
AutoZone Inc 6.25% 11/1/2028		440,000	464,738
Bath & Body Works Inc 6.625% 10/1/2030 (o)		330,000	337,997
Bath & Body Works Inc 6.75% 7/1/2036		200,000	200,695
Bath & Body Works Inc 6.875% 11/1/2035		182,000	185,443
Bath & Body Works Inc 7.5% 6/15/2029		617,000	627,984
Carvana Co 9% 6/1/2030 pay-in-kind (g)(o)		2,875,000	2,993,048
Carvana Co 9% 6/1/2031 pay-in-kind (g)(o)		3,091,000	3,390,001
Gap Inc/The 3.625% 10/1/2029 (o)		378,000	359,571
Gap Inc/The 3.875% 10/1/2031 (o)		1,225,000	1,140,052
Group 1 Automotive Inc 4% 8/15/2028 (o)		150,000	147,221
Group 1 Automotive Inc 6.375% 1/15/2030 (o)		370,000	379,283
Home Depot Inc/The 3.625% 4/15/2052		400,000	297,449
Home Depot Inc/The 4.95% 6/25/2034		750,000	775,172
Home Depot Inc/The 5.4% 9/15/2040		545,000	565,599
LBM Acquisition LLC 9.5% 6/15/2031 (o)		130,000	121,251
LCM Investments Holdings II LLC 8.25% 8/1/2031 (o)		100,000	105,111
Lithia Motors Inc 3.875% 6/1/2029 (o)		1,795,000	1,735,098
Lithia Motors Inc 4.375% 1/15/2031 (o)		53,000	50,978
Lithia Motors Inc 4.625% 12/15/2027 (o)		11,000	10,974
Lowe's Cos Inc 2.625% 4/1/2031		338,000	313,503
Lowe's Cos Inc 3.1% 5/3/2027		200,000	198,160
Lowe's Cos Inc 3.35% 4/1/2027		428,000	425,709
Lowe's Cos Inc 3.7% 4/15/2046		65,000	50,219
Lowe's Cos Inc 3.75% 4/1/2032		1,904,000	1,844,470
Lowe's Cos Inc 4.5% 10/15/2032		106,000	106,466
Lowe's Cos Inc 4.85% 10/15/2035		156,000	156,100
Lowe's Cos Inc 5% 4/15/2040		124,000	122,302
Lowe's Cos Inc 5.125% 4/15/2050		274,000	251,327
Michaels Cos Inc/The 11% 3/15/2034 (c)(o)		143,000	133,657
Michaels Cos Inc/The 5.25% 5/1/2028 (o)		643,000	642,713
Michaels Cos Inc/The 7.875% 5/1/2029 (o)		465,000	467,093
Michaels Cos Inc/The 8.5% 3/15/2033 (c)(o)		545,000	530,124
O'Reilly Automotive Inc 1.75% 3/15/2031		770,000	683,914
Penske Automotive Group Inc 3.75% 6/15/2029		312,000	301,743
Petco Health & Wellness Co Inc 8.25% 2/1/2031 (o)		135,000	131,846
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		645,000	669,615
Sonic Automotive Inc 4.625% 11/15/2029 (o)		298,000	293,020
Sonic Automotive Inc 4.875% 11/15/2031 (o)		100,000	96,620
Upbound Group Inc 6.375% 2/15/2029 (o)		300,000	296,981
Wand NewCo 3 Inc 7.625% 1/30/2032 (o)		515,000	537,382
			33,673,574
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co 3.5% 3/1/2031 (o)		170,000	159,517
NIKE Inc 3.625% 5/1/2043		107,000	86,703
Tapestry Inc 3.05% 3/15/2032		14,311,000	13,298,600
VF Corp 4.25% 3/7/2029	EUR	200,000	241,528
			13,786,348
TOTAL CONSUMER DISCRETIONARY			247,064,073
Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Co/The 2% 3/5/2031		320,000	293,528
Coca-Cola Co/The 5.3% 5/13/2054		218,000	216,603
Constellation Brands Inc 2.25% 8/1/2031		3,460,000	3,111,379
Constellation Brands Inc 3.7% 12/6/2026		1,200,000	1,197,750
Constellation Brands Inc 4.65% 11/15/2028		292,000	296,446
Constellation Brands Inc 4.9% 5/1/2033		100,000	101,863
Keurig Dr Pepper Inc 3.2% 5/1/2030		125,000	119,754
Keurig Dr Pepper Inc 3.95% 4/15/2029		100,000	99,438
Keurig Dr Pepper Inc 4.35% 5/15/2028		125,000	125,752
Keurig Dr Pepper Inc 5.3% 3/15/2034		106,000	109,066
PepsiCo Inc 3.6% 8/13/2042		580,000	482,321
PepsiCo Inc 4% 3/5/2042		284,000	248,916
PepsiCo Inc 4.05% 7/28/2055	EUR	200,000	228,214
PepsiCo Inc 4.1% 1/15/2029		135,000	136,438
PepsiCo Inc 4.45% 2/7/2028		100,000	101,539
PepsiCo Inc 4.6% 2/7/2030		191,000	196,388
PepsiCo Inc 5% 2/7/2035		113,000	117,026
Pepsico Singapore Financing I Pte Ltd 4.55% 2/16/2029		184,000	188,033
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034		142,000	144,432
			7,514,886
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (o)		609,000	587,211
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (o)		579,000	574,222
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (o)		384,000	386,584
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		430,000	427,862
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (o)		1,110,000	1,129,670
Albertsons Cos Inc 5.625% 3/31/2032 (o)		1,558,000	1,564,133
Aramark International Finance Sarl 4.375% 4/15/2033 (q)	EUR	100,000	118,491
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (o)		370,000	388,237
Kroger Co/The 2.65% 10/15/2026		430,000	426,845
Kroger Co/The 5.4% 7/15/2040		214,000	217,433
Mars Inc 4.8% 3/1/2030 (o)		5,860,000	6,024,049
Mars Inc 5% 3/1/2032 (o)		18,060,000	18,707,706
Mars Inc 5.2% 3/1/2035 (o)		9,843,000	10,192,057
Mars Inc 5.65% 5/1/2045 (o)		305,000	312,132
Performance Food Group Inc 4.25% 8/1/2029 (o)		485,000	475,848
Performance Food Group Inc 5.625% 3/1/2034 (o)		155,000	155,519
Performance Food Group Inc 6.125% 9/15/2032 (o)		370,000	379,804
Sysco Corp 5.75% 1/17/2029		107,000	112,236
Sysco Corp 5.95% 4/1/2030		239,000	254,409
Target Corp 3.625% 4/15/2046		124,000	97,550
Target Corp 4.5% 9/15/2034		214,000	213,904
US Foods Inc 4.625% 6/1/2030 (o)		55,000	54,453
US Foods Inc 4.75% 2/15/2029 (o)		100,000	99,579
US Foods Inc 5.75% 4/15/2033 (o)		595,000	606,917
US Foods Inc 7.25% 1/15/2032 (o)		110,000	115,203
Walmart Inc 3.625% 12/15/2047		192,000	153,051
Walmart Inc 5.25% 9/1/2035		324,000	346,112
			44,121,217
Food Products - 0.1%
Archer-Daniels-Midland Co 2.9% 3/1/2032		483,000	449,298
B&G Foods Inc 5.25% 9/15/2027		2,200,000	2,133,895
Bunge Ltd Finance Corp 2.75% 5/14/2031		310,000	288,428
Bunge Ltd Finance Corp 3.2% 4/21/2031		200,000	190,173
Campbell's Company/The 4.55% 3/21/2031		199,000	199,343
Campbell's Company/The 5.3% 3/20/2026		200,000	200,103
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (o)		100,000	104,021
Conagra Brands Inc 5.3% 11/1/2038		100,000	96,335
Darling Ingredients Inc 5.25% 4/15/2027 (o)		282,000	281,920
Darling Ingredients Inc 6% 6/15/2030 (o)		465,000	470,933
Fiesta Purchaser Inc 7.875% 3/1/2031 (o)		105,000	108,154
Fiesta Purchaser Inc 9.625% 9/15/2032 (o)		245,000	249,089
General Mills Inc 4.875% 1/30/2030		103,000	105,668
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		3,375,000	3,073,121
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3.625% 1/15/2032		1,030,000	974,790
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 4.375% 2/2/2052		1,080,000	853,850
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036		2,040,000	2,093,427
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.95% 4/20/2035		1,275,000	1,351,846
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056		994,000	1,014,990
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 4/15/2066		210,000	213,750
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.5% 12/1/2052		2,606,000	2,753,630
JM Smucker Co 3.375% 12/15/2027		293,000	290,511
Kraft Heinz Foods Co 4.375% 6/1/2046		219,000	179,755
Kraft Heinz Foods Co 5% 7/15/2035		43,000	43,159
Kraft Heinz Foods Co 5.2% 7/15/2045		70,000	64,102
Lamb Weston Holdings Inc 4.125% 1/31/2030 (o)		570,000	552,516
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)		1,238,000	1,181,819
Lamb Weston Holdings Inc 4.875% 5/15/2028 (o)		125,000	125,020
Mondelez International Inc 4.625% 7/3/2031	CAD	4,100,000	3,145,060
Pilgrim's Pride Corp 3.5% 3/1/2032		3,345,000	3,133,365
Pilgrim's Pride Corp 4.25% 4/15/2031		3,070,000	3,009,012
Post Holdings Inc 4.625% 4/15/2030 (o)		456,000	446,355
Post Holdings Inc 6.25% 2/15/2032 (o)		115,000	118,300
Tyson Foods Inc 3.55% 6/2/2027		744,000	740,537
Tyson Foods Inc 4.35% 3/1/2029		1,290,000	1,302,209
Tyson Foods Inc 4.95% 2/20/2036		23,000	23,147
			31,561,631
Household Products - 0.0%
Central Garden & Pet Co 4.125% 10/15/2030		231,000	222,917
Central Garden & Pet Co 4.125% 4/30/2031 (o)		21,000	20,046
Central Garden & Pet Co 5.125% 2/1/2028		15,000	14,985
Colgate-Palmolive Co 3.7% 8/1/2047		203,000	164,920
Energizer Holdings Inc 4.375% 3/31/2029 (o)		233,000	226,335
Energizer Holdings Inc 4.75% 6/15/2028 (o)		165,000	163,422
Procter & Gamble Co/The 1.2% 10/29/2030		160,000	142,381
Procter & Gamble Co/The 4.6% 5/1/2035		61,000	62,401
Resideo Funding Inc 6.5% 7/15/2032 (o)		355,000	362,427
Spectrum Brands Inc 3.875% 3/15/2031 (o)		254,000	221,946
			1,601,780
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (o)		240,000	244,816
Edgewell Personal Care Co 5.5% 6/1/2028 (o)		348,000	347,677
Estee Lauder Cos Inc/The 2.375% 12/1/2029		130,000	122,864
Estee Lauder Cos Inc/The 4.375% 5/15/2028		100,000	101,082
Kenvue Inc 5.05% 3/22/2028		407,000	416,734
Kenvue Inc 5.1% 3/22/2043		140,000	137,630
			1,370,803
Tobacco - 0.1%
Altria Group Inc 2.45% 2/4/2032		157,000	140,902
Altria Group Inc 3.4% 2/4/2041		1,524,000	1,195,178
Altria Group Inc 4.25% 8/9/2042		490,000	415,960
Altria Group Inc 4.5% 8/6/2030		390,000	396,796
Altria Group Inc 5.625% 2/6/2035		600,000	630,758
Altria Group Inc 6.2% 2/14/2059		86,000	86,637
Philip Morris International Inc 1.75% 11/1/2030		164,000	147,834
Philip Morris International Inc 2.1% 5/1/2030		2,600,000	2,406,822
Philip Morris International Inc 2.75% 6/6/2029	EUR	2,600,000	3,073,395
Philip Morris International Inc 3.25% 6/6/2032	EUR	860,000	1,016,540
Philip Morris International Inc 3.75% 1/15/2031	EUR	2,400,000	2,921,389
Philip Morris International Inc 3.875% 8/21/2042		974,000	817,569
Philip Morris International Inc 4% 10/29/2030		1,675,000	1,672,671
Philip Morris International Inc 4.375% 11/1/2027		181,000	182,799
Philip Morris International Inc 4.375% 11/15/2041		442,000	399,288
Philip Morris International Inc 4.75% 11/1/2031		3,000,000	3,085,293
Philip Morris International Inc 4.875% 2/15/2028		412,000	420,065
Philip Morris International Inc 4.875% 4/30/2035		125,000	126,945
Philip Morris International Inc 5.125% 2/13/2031		1,240,000	1,293,586
Philip Morris International Inc 5.125% 2/15/2030		7,455,000	7,745,652
Philip Morris International Inc 5.25% 2/13/2034		962,000	1,007,658
Philip Morris International Inc 5.25% 9/7/2028		485,000	501,563
Philip Morris International Inc 5.375% 2/15/2033		1,452,000	1,533,170
Philip Morris International Inc 5.625% 11/17/2029		6,384,000	6,742,583
			37,961,053
TOTAL CONSUMER STAPLES			124,131,370
Energy - 1.1%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (o)		265,000	265,207
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (o)		975,000	1,014,626
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		130,000	131,623
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047		56,000	45,508
Baker Hughes Holdings LLC 5.125% 9/15/2040		26,000	25,850
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (o)		250,000	265,745
Halliburton Co 4.75% 8/1/2043		7,000	6,351
Halliburton Co 6.7% 9/15/2038		100,000	114,132
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		190,000	195,932
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		155,000	161,958
Kodiak Gas Services LLC 7.25% 2/15/2029 (o)		450,000	466,619
Noble Finance II LLC 8% 4/15/2030 (o)		280,000	291,430
Nustar Logistics LP 5.625% 4/28/2027		68,000	68,651
Nustar Logistics LP 6.375% 10/1/2030		194,000	204,251
Schlumberger Holdings Corp 3.9% 5/17/2028 (o)		172,000	172,098
SESI LLC 7.875% 9/30/2030 (o)		135,000	137,840
Transocean International Ltd 7.875% 10/15/2032 (o)		25,000	26,843
Transocean International Ltd 8.25% 5/15/2029 (o)		840,000	874,583
Transocean International Ltd 8.5% 5/15/2031 (o)		830,000	877,754
Transocean International Ltd 8.75% 2/15/2030 (o)		122,500	128,166
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		156,000	158,645
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (o)		100,000	103,333
Valaris Ltd 8.375% 4/30/2030 (o)		455,000	477,164
WBI Operating LLC 6.25% 10/15/2030 (o)		170,000	173,271
WBI Operating LLC 6.5% 10/15/2033 (o)		170,000	172,762
			6,560,342
Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (o)		210,000	210,042
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (o)		465,000	464,832
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		170,000	172,576
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (o)		1,040,000	1,056,257
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (o)		615,000	639,231
Antero Resources Corp 5.375% 3/1/2030 (o)		3,238,000	3,288,853
APA Corp 4.25% 1/15/2030		205,000	203,631
APA Corp 5.25% 2/1/2042		73,000	64,304
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (o)		790,000	820,729
Blue Racer Midstream LLC / Blue Racer Finance Corp 6.625% 7/15/2026 (o)		215,000	215,406
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (o)		240,000	250,057
Buckeye Partners LP 4.125% 12/1/2027		379,000	376,698
Buckeye Partners LP 4.5% 3/1/2028 (o)		150,000	149,672
Buckeye Partners LP 6.875% 7/1/2029 (o)		220,000	228,256
Burlington Resources LLC 7.2% 8/15/2031		515,000	590,905
California Resources Corp 8.25% 6/15/2029 (o)		185,000	194,215
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039		1,499,000	1,303,674
Cheniere Energy Inc 4.625% 10/15/2028		895,000	894,680
Cheniere Energy Inc 5.65% 4/15/2034		1,482,000	1,558,409
Cheniere Energy Partners LP 3.25% 1/31/2032		3,580,000	3,337,805
Cheniere Energy Partners LP 4.5% 10/1/2029		8,713,000	8,764,792
Cheniere Energy Partners LP 5.75% 8/15/2034		3,160,000	3,339,244
Chord Energy Corp 6% 10/1/2030 (o)		155,000	158,333
Chord Energy Corp 6.75% 3/15/2033 (o)		185,000	192,140
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		230,000	224,311
CNX Resources Corp 5.875% 3/1/2034 (o)		250,000	250,457
CNX Resources Corp 7.25% 3/1/2032 (o)		836,000	876,626
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (o)		236,000	242,784
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (o)		957,000	1,022,298
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (o)		160,000	162,489
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		6,190,000	6,706,611
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		971,000	1,049,172
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		1,389,000	1,514,808
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		831,000	922,219
Comstock Resources Inc 6.75% 3/1/2029 (o)		496,000	494,082
ConocoPhillips 4.875% 10/1/2047		164,000	150,173
ConocoPhillips 5.9% 5/15/2038		143,000	154,742
ConocoPhillips Co 3.8% 3/15/2052		390,000	294,770
ConocoPhillips Co 5.05% 9/15/2033		1,057,000	1,100,254
ConocoPhillips Co 5.3% 5/15/2053		100,000	94,856
ConocoPhillips Co 5.55% 3/15/2054		1,170,000	1,154,138
ConocoPhillips Co 6.95% 4/15/2029		100,000	109,071
Coterra Energy Inc 3.9% 5/15/2027		100,000	99,884
Coterra Energy Inc 5.4% 2/15/2035		7,700,000	7,940,510
Coterra Energy Inc 5.9% 2/15/2055		1,098,000	1,092,142
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)		165,000	164,550
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (o)		365,000	393,746
Crescent Energy Finance LLC 7.625% 4/1/2032 (o)		1,065,000	1,077,154
Crescent Energy Finance LLC 7.875% 4/15/2032 (o)		435,000	443,150
Crescent Energy Finance LLC 8.375% 1/15/2034 (o)		265,000	273,917
Crescent Energy Finance LLC 9.25% 2/15/2028 (o)		1,279,000	1,316,183
Crescent Energy Finance LLC 9.75% 10/15/2030 (o)		925,000	995,522
CVR Energy Inc 7.5% 2/15/2031 (o)		428,000	426,549
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		155,000	159,867
DCP Midstream Operating LP 5.6% 4/1/2044		3,773,000	3,737,726
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		205,000	212,032
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		310,000	323,688
Devon Energy Corp 5.25% 10/15/2027		10,000	9,999
Devon Energy Corp 5.6% 7/15/2041		102,000	102,144
Diamondback Energy Inc 3.125% 3/24/2031		4,744,000	4,500,573
Diamondback Energy Inc 3.25% 12/1/2026		4,003,000	3,985,165
Diamondback Energy Inc 3.5% 12/1/2029		4,296,000	4,205,349
Diamondback Energy Inc 4.25% 3/15/2052		100,000	80,115
Diamondback Energy Inc 5.2% 4/18/2027		460,000	465,905
Diamondback Energy Inc 5.4% 4/18/2034		1,925,000	2,001,776
Diamondback Energy Inc 5.55% 4/1/2035		5,275,000	5,519,635
Diamondback Energy Inc 6.25% 3/15/2033		3,900,000	4,265,327
DT Midstream Inc 4.125% 6/15/2029 (o)		192,000	190,650
DT Midstream Inc 4.375% 6/15/2031 (o)		148,000	145,897
DT Midstream Inc 5.8% 12/15/2034 (o)		7,125,000	7,511,766
Energy Transfer LP 3.9% 7/15/2026		955,000	953,759
Energy Transfer LP 4% 10/1/2027		835,000	835,938
Energy Transfer LP 4.15% 9/15/2029		100,000	100,281
Energy Transfer LP 4.55% 1/15/2031		1,670,000	1,686,004
Energy Transfer LP 4.95% 5/15/2028		400,000	407,438
Energy Transfer LP 4.95% 6/15/2028		2,250,000	2,294,958
Energy Transfer LP 5% 5/15/2050		1,498,000	1,280,364
Energy Transfer LP 5.2% 4/1/2030		5,700,000	5,927,598
Energy Transfer LP 5.25% 4/15/2029		170,000	175,578
Energy Transfer LP 5.25% 7/1/2029		4,850,000	5,028,987
Energy Transfer LP 5.3% 4/15/2047		225,000	205,618
Energy Transfer LP 5.35% 5/15/2045		3,295,000	3,042,743
Energy Transfer LP 5.4% 10/1/2047		5,190,000	4,789,152
Energy Transfer LP 5.55% 2/15/2028		1,350,000	1,389,644
Energy Transfer LP 5.6% 9/1/2034		115,000	120,153
Energy Transfer LP 5.8% 6/15/2038		2,762,000	2,869,758
Energy Transfer LP 6% 6/15/2048		670,000	660,823
Energy Transfer LP 6.05% 9/1/2054		131,000	128,097
Energy Transfer LP 6.125% 12/15/2045		2,964,000	2,996,213
Energy Transfer LP 6.2% 4/1/2055		100,000	99,981
Energy Transfer LP 6.3% 1/15/2056		1,395,000	1,411,678
Energy Transfer LP 6.4% 12/1/2030		170,000	185,141
Energy Transfer LP 6.5% 2/15/2056 (g)		1,550,000	1,566,176
Energy Transfer LP 6.55% 12/1/2033		1,065,000	1,179,504
Energy Transfer LP 6.625% 10/15/2036		900,000	1,005,039
Energy Transfer LP 6.75% 2/15/2056 (g)		65,000	66,439
Energy Transfer LP 7.375% 2/1/2031 (o)		637,000	661,217
Energy Transfer LP 7.5% 7/1/2038		100,000	117,694
Enterprise Products Operating LLC 2.8% 1/31/2030		258,000	247,237
Enterprise Products Operating LLC 3.3% 2/15/2053		190,000	129,556
Enterprise Products Operating LLC 4.3% 6/20/2028		198,000	200,115
Enterprise Products Operating LLC 4.85% 3/15/2044		147,000	137,155
Enterprise Products Operating LLC 4.9% 5/15/2046		100,000	92,526
Enterprise Products Operating LLC 5.2% 1/15/2036		474,000	488,674
Enterprise Products Operating LLC 5.55% 2/16/2055		1,385,000	1,370,645
Enterprise Products Operating LLC 5.95% 2/1/2041		100,000	106,985
EOG Resources Inc 3.9% 4/1/2035		100,000	94,322
EOG Resources Inc 4.4% 1/15/2031		100,000	101,172
EOG Resources Inc 4.4% 7/15/2028		5,200,000	5,268,999
EQT Corp 3.125% 5/15/2026 (o)		444,000	442,680
EQT Corp 3.625% 5/15/2031 (o)		2,534,000	2,424,305
EQT Corp 3.9% 10/1/2027		3,174,000	3,168,027
EQT Corp 4.5% 1/15/2029		3,499,000	3,529,362
EQT Corp 4.75% 1/15/2031		11,007,000	11,162,937
EQT Corp 5% 1/15/2029		1,746,000	1,779,520
EQT Corp 5.5% 7/15/2028		101,000	103,669
EQT Corp 5.7% 4/1/2028		1,687,000	1,744,237
EQT Corp 6.375% 4/1/2029		1,358,000	1,403,533
EQT Corp 6.5% 7/1/2027		785,000	801,194
EQT Corp 7% 2/1/2030 (p)		2,388,000	2,614,741
EQT Corp 7.5% 6/1/2030		4,587,000	5,095,316
Expand Energy Corp 4.75% 2/1/2032		6,289,000	6,278,622
Expand Energy Corp 5.375% 2/1/2029		3,191,000	3,187,042
Expand Energy Corp 5.375% 3/15/2030		1,139,000	1,156,293
Expand Energy Corp 5.7% 1/15/2035		8,511,000	8,912,212
Expand Energy Corp 5.875% 2/1/2029 (o)		1,575,000	1,575,777
Expand Energy Corp 6.75% 4/15/2029 (o)		1,690,000	1,694,917
Exxon Mobil Corp 3.567% 3/6/2045		10,000	8,030
Exxon Mobil Corp 4.114% 3/1/2046		193,000	164,851
Exxon Mobil Corp 4.227% 3/19/2040		490,000	457,009
Exxon Mobil Corp 4.327% 3/19/2050		145,000	124,168
Flex Intermediate Holdco LLC 3.363% 6/30/2031 (o)		4,800,000	4,470,840
Genesis Energy LP / Genesis Energy Finance Corp 7.75% 2/1/2028		293,000	293,461
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		100,000	105,727
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)		45,000	46,560
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (o)		85,000	89,801
Gulfport Energy Operating Corp 6.75% 9/1/2029 (o)		345,000	357,269
Harvest Midstream I LP 7.5% 5/15/2032 (o)		630,000	653,929
Hess Corp 4.3% 4/1/2027		840,000	843,357
Hess Corp 5.6% 2/15/2041		460,000	483,914
Hess Corp 5.8% 4/1/2047		4,517,000	4,737,067
Hess Corp 6% 1/15/2040		261,000	286,024
Hess Corp 7.125% 3/15/2033		1,335,000	1,560,403
Hess Corp 7.3% 8/15/2031		1,849,000	2,136,069
Hess Corp 7.875% 10/1/2029		5,583,000	6,325,215
Hess Midstream Operations LP 5.125% 6/15/2028 (o)		290,000	290,234
Hess Midstream Operations LP 5.5% 10/15/2030 (o)		455,000	458,432
Hess Midstream Operations LP 5.875% 3/1/2028 (o)		285,000	289,728
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		235,000	243,167
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (o)		620,000	621,504
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (o)		150,000	146,110
Hilcorp Energy I LP / Hilcorp Finance Co 6% 4/15/2030 (o)		965,000	950,468
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (o)		2,075,000	2,019,186
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (o)		100,000	99,043
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (o)		125,000	131,898
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		275,000	284,207
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		405,000	427,403
ITT Holdings LLC 6.5% 8/1/2029 (o)		100,000	97,149
Kinder Morgan Energy Partners LP 5% 8/15/2042		113,000	106,558
Kinder Morgan Energy Partners LP 5.8% 3/15/2035		181,000	193,169
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		173,000	192,113
Kinder Morgan Energy Partners LP 7.75% 3/15/2032		114,000	133,572
Kinder Morgan Inc 3.25% 8/1/2050		351,000	236,481
Kinder Morgan Inc 5.05% 2/15/2046		200,000	184,162
Kinder Morgan Inc 5.15% 6/1/2030		390,000	405,885
Kinder Morgan Inc 5.45% 8/1/2052		100,000	94,884
Kinetik Holdings LP 5.875% 6/15/2030 (o)		1,280,000	1,294,413
Kinetik Holdings LP 6.625% 12/15/2028 (o)		800,000	824,736
Marathon Petroleum Corp 3.8% 4/1/2028		5,590,000	5,574,852
Marathon Petroleum Corp 5.15% 3/1/2030		159,000	164,796
Matador Resources Co 6% 4/15/2034 (o)		65,000	64,921
Matador Resources Co 6.25% 4/15/2033 (o)		340,000	346,032
Matador Resources Co 6.5% 4/15/2032 (o)		900,000	919,135
MPLX LP 2.65% 8/15/2030		2,470,000	2,314,542
MPLX LP 4.125% 3/1/2027		2,471,000	2,472,473
MPLX LP 4.25% 12/1/2027		4,250,000	4,268,939
MPLX LP 4.5% 4/15/2038		1,125,000	1,043,844
MPLX LP 4.7% 4/15/2048		2,335,000	1,969,490
MPLX LP 4.8% 2/15/2029		1,505,000	1,534,109
MPLX LP 4.8% 2/15/2031		3,800,000	3,879,291
MPLX LP 4.95% 3/14/2052		806,000	692,113
MPLX LP 4.95% 9/1/2032		104,000	105,881
MPLX LP 5% 1/15/2033		4,020,000	4,085,353
MPLX LP 5.2% 12/1/2047		1,795,000	1,628,008
MPLX LP 5.2% 3/1/2047		1,610,000	1,467,385
MPLX LP 5.4% 4/1/2035		221,000	226,214
MPLX LP 5.5% 6/1/2034		6,600,000	6,841,360
Murphy Oil USA Inc 3.75% 2/15/2031 (o)		340,000	319,896
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (o)		295,000	305,729
NGPL PipeCo LLC 3.25% 7/15/2031 (o)		1,320,000	1,238,029
Northern Oil & Gas Inc 7.875% 10/15/2033 (o)		248,000	253,536
Northern Oil & Gas Inc 8.75% 6/15/2031 (o)		185,000	193,027
Northwest Pipeline LLC 4% 4/1/2027		3,175,000	3,176,183
Occidental Petroleum Corp 3.5% 8/15/2029		195,000	190,413
Occidental Petroleum Corp 6.2% 3/15/2040		161,000	167,806
Occidental Petroleum Corp 6.45% 9/15/2036		4,300,000	4,683,792
Occidental Petroleum Corp 6.6% 3/15/2046		6,475,000	6,879,092
Occidental Petroleum Corp 6.625% 9/1/2030		420,000	454,535
Occidental Petroleum Corp 7.5% 5/1/2031		9,226,000	10,505,185
ONEOK Inc 3.1% 3/15/2030		3,705,000	3,550,768
ONEOK Inc 3.4% 9/1/2029		2,600,000	2,542,369
ONEOK Inc 3.95% 3/1/2050		305,000	224,913
ONEOK Inc 4% 7/13/2027		200,000	200,157
ONEOK Inc 4.2% 10/3/2047		795,000	624,409
ONEOK Inc 4.25% 9/15/2046		190,000	151,424
ONEOK Inc 4.25% 9/24/2027		1,667,000	1,674,974
ONEOK Inc 4.4% 10/15/2029		1,743,000	1,757,717
ONEOK Inc 4.75% 10/15/2031		3,880,000	3,935,686
ONEOK Inc 4.95% 10/15/2032		1,075,000	1,093,688
ONEOK Inc 5.375% 6/1/2029		4,115,000	4,262,499
ONEOK Inc 5.45% 6/1/2047		168,000	158,643
ONEOK Inc 5.6% 4/1/2044		630,000	604,879
ONEOK Inc 5.7% 11/1/2054		2,330,000	2,195,419
ONEOK Inc 6.05% 9/1/2033		4,345,000	4,665,352
ONEOK Inc 6.1% 11/15/2032		186,000	200,779
ONEOK Inc 6.25% 10/15/2055		3,645,000	3,693,838
ONEOK Inc 6.35% 1/15/2031		100,000	108,338
ONEOK Inc 6.5% 9/1/2030 (o)		5,241,000	5,657,340
ONEOK Partners LP 6.65% 10/1/2036		542,000	602,500
ONEOK Partners LP 6.85% 10/15/2037		100,000	112,269
Ovintiv Inc 5.15% 11/15/2041		3,000,000	2,630,832
Ovintiv Inc 6.25% 7/15/2033		617,000	665,840
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)		330,000	331,144
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)		330,000	350,255
Permian Resources Operating LLC 5.875% 7/1/2029 (o)		540,000	540,675
Permian Resources Operating LLC 6.25% 2/1/2033 (o)		355,000	367,596
Permian Resources Operating LLC 7% 1/15/2032 (o)		520,000	544,700
Permian Resources Operating LLC 8% 4/15/2027 (o)		1,275,000	1,282,850
Permian Resources Operating LLC 9.875% 7/15/2031 (o)		68,000	72,756
Phillips 66 2.15% 12/15/2030		385,000	351,089
Phillips 66 Co 3.75% 3/1/2028		695,000	694,375
Phillips 66 Co 4.9% 10/1/2046		212,000	189,672
Pioneer Natural Resources Co 1.9% 8/15/2030		2,470,000	2,265,222
Pioneer Natural Resources Co 2.15% 1/15/2031		285,000	262,308
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,637,034
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037		108,000	119,427
Range Resources Corp 4.75% 2/15/2030 (o)		24,000	23,759
Rockies Express Pipeline LLC 4.8% 5/15/2030 (o)		115,000	113,187
Rockies Express Pipeline LLC 4.95% 7/15/2029 (o)		270,000	270,021
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)		650,000	684,726
Rockies Express Pipeline LLC 7.5% 7/15/2038 (o)		145,000	157,967
Sabine Pass Liquefaction LLC 4.2% 3/15/2028		300,000	301,216
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		12,026,000	12,160,143
Sabine Pass Liquefaction LLC 5% 3/15/2027		2,788,000	2,801,092
Sabine Pass Liquefaction LLC 5.9% 9/15/2037		1,188,261	1,264,713
Shell Finance US Inc 3.75% 9/12/2046		65,000	51,579
Shell Finance US Inc 4% 5/10/2046		87,000	71,958
Shell International Finance BV 2.875% 11/26/2041		165,000	124,329
Shell International Finance BV 3.625% 8/21/2042		343,000	280,287
SM Energy Co 5% 10/15/2026 (o)		650,000	649,716
SM Energy Co 6.625% 1/15/2027		107,000	107,078
SM Energy Co 6.75% 8/1/2029 (o)		390,000	398,758
SM Energy Co 8.375% 7/1/2028 (o)		834,000	861,992
SM Energy Co 8.625% 11/1/2030 (o)		770,000	814,928
SM Energy Co 8.75% 7/1/2031 (o)		823,000	864,051
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		125,000	122,341
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		445,000	438,453
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		230,000	230,087
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		44,000	44,019
Sunoco LP 5.375% 7/15/2031 (c)(o)		215,000	215,502
Sunoco LP 5.625% 3/15/2031 (o)		654,000	659,622
Sunoco LP 5.625% 7/15/2034 (c)(o)		520,000	519,919
Sunoco LP 5.875% 3/15/2034 (o)		130,000	130,519
Sunoco LP 6.25% 7/1/2033 (o)		125,000	128,741
Sunoco LP 6.625% 8/15/2032 (o)		905,000	936,763
Sunoco LP 7.25% 5/1/2032 (o)		425,000	449,048
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (o)		275,000	274,732
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		2,667,000	2,702,741
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (o)		170,000	171,807
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		105,000	107,909
Targa Resources Corp 4.2% 2/1/2033		3,990,000	3,874,865
Targa Resources Corp 4.35% 1/15/2029		7,466,000	7,526,789
Targa Resources Corp 4.35% 4/15/2031		1,848,000	1,848,148
Targa Resources Corp 4.9% 9/15/2030		3,518,000	3,612,756
Targa Resources Corp 4.95% 4/15/2052		610,000	528,645
Targa Resources Corp 5.5% 2/15/2035		580,000	600,167
Targa Resources Corp 5.65% 2/15/2036		4,258,000	4,427,350
Targa Resources Corp 6.125% 3/15/2033		1,175,000	1,271,283
Targa Resources Corp 6.15% 3/1/2029		2,500,000	2,645,124
Targa Resources Corp 6.5% 3/30/2034		3,350,000	3,710,549
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		1,703,000	1,724,787
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,285,000	3,178,589
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048		350,000	306,263
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (o)		48,000	48,939
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (o)		826,000	735,155
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (o)		4,500,000	4,311,135
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (o)		150,000	140,688
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (o)		2,175,000	2,245,962
Venture Global LNG Inc 7% 1/15/2030 (o)		2,010,000	2,038,852
Venture Global LNG Inc 8.125% 6/1/2028 (o)		960,000	985,042
Venture Global LNG Inc 8.375% 6/1/2031 (o)		416,000	425,999
Venture Global LNG Inc 9.5% 2/1/2029 (o)		30,000	32,176
Venture Global LNG Inc 9.875% 2/1/2032 (o)		1,344,000	1,423,886
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		7,582,000	7,876,243
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		1,244,000	1,309,209
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)		540,000	566,979
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		1,106,000	1,178,123
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		789,000	875,261
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)		948,000	1,075,247
Viper Energy Partners LLC 4.9% 8/1/2030		1,070,000	1,091,668
Viper Energy Partners LLC 5.7% 8/1/2035		981,000	1,017,630
Western Gas Partners LP 4.05% 2/1/2030 (p)		162,000	160,030
Western Gas Partners LP 4.65% 7/1/2026		1,931,000	1,931,519
Western Gas Partners LP 4.75% 8/15/2028		1,465,000	1,486,506
Williams Cos Inc/The 2.6% 3/15/2031		306,000	283,150
Williams Cos Inc/The 3.5% 10/15/2051		151,000	106,561
Williams Cos Inc/The 3.5% 11/15/2030		11,542,000	11,183,805
Williams Cos Inc/The 3.75% 6/15/2027		2,835,000	2,828,761
Williams Cos Inc/The 4.65% 8/15/2032		7,545,000	7,637,347
Williams Cos Inc/The 4.8% 11/15/2029		7,785,000	7,979,335
Williams Cos Inc/The 4.9% 1/15/2045		1,643,000	1,499,530
Williams Cos Inc/The 5.1% 9/15/2045		105,000	98,273
Williams Cos Inc/The 5.15% 3/15/2034		100,000	102,596
Williams Cos Inc/The 5.3% 8/15/2052		1,511,000	1,411,774
Williams Cos Inc/The 5.3% 9/30/2035		106,000	108,842
Williams Cos Inc/The 5.4% 3/2/2026		4,500,000	4,500,000
Williams Cos Inc/The 5.8% 11/15/2043		400,000	403,600
Williams Cos Inc/The 5.8% 11/15/2054		700,000	696,266
Williams Cos Inc/The 6.3% 4/15/2040		3,550,000	3,870,444
			493,350,712
TOTAL ENERGY			499,911,054
Financials - 4.0%
Banks - 1.9%
Bank of America Corp 1.658% 3/11/2027 (g)		2,305,000	2,303,703
Bank of America Corp 1.734% 7/22/2027 (g)		155,000	153,609
Bank of America Corp 1.898% 7/23/2031 (g)		718,000	651,994
Bank of America Corp 1.922% 10/24/2031 (g)		455,000	410,554
Bank of America Corp 2.087% 6/14/2029 (g)		8,877,000	8,507,390
Bank of America Corp 2.299% 7/21/2032 (g)		4,210,000	3,798,227
Bank of America Corp 2.482% 9/21/2036 (g)		296,000	261,918
Bank of America Corp 2.496% 2/13/2031 (g)		16,862,000	15,837,307
Bank of America Corp 2.572% 10/20/2032 (g)		520,000	473,735
Bank of America Corp 2.651% 3/11/2032 (g)		22,866,000	21,200,582
Bank of America Corp 2.676% 6/19/2041 (g)		8,213,000	6,104,454
Bank of America Corp 2.687% 4/22/2032 (g)		5,863,000	5,428,678
Bank of America Corp 2.972% 2/4/2033 (g)		5,590,000	5,167,388
Bank of America Corp 3.419% 12/20/2028 (g)		7,921,000	7,839,080
Bank of America Corp 3.483% 3/13/2052 (g)		117,000	85,546
Bank of America Corp 3.559% 4/23/2027 (g)		1,736,000	1,734,740
Bank of America Corp 3.593% 7/21/2028 (g)		720,000	715,788
Bank of America Corp 3.824% 1/20/2028 (g)		525,000	524,337
Bank of America Corp 3.846% 3/8/2037 (g)		1,140,000	1,078,881
Bank of America Corp 3.97% 3/5/2029 (g)		250,000	249,820
Bank of America Corp 3.974% 2/7/2030 (g)		145,000	144,871
Bank of America Corp 4.078% 4/23/2040 (g)		1,149,000	1,032,555
Bank of America Corp 4.25% 10/22/2026		10,727,000	10,743,320
Bank of America Corp 4.33% 3/15/2050 (g)		145,000	123,073
Bank of America Corp 4.376% 4/27/2028 (g)		1,302,000	1,307,957
Bank of America Corp 4.456% 2/6/2032 (g)		25,867,000	26,060,608
Bank of America Corp 4.571% 4/27/2033 (g)		1,359,000	1,364,529
Bank of America Corp 4.623% 5/9/2029 (g)		9,788,000	9,926,922
Bank of America Corp 4.875% 4/1/2044		361,000	347,734
Bank of America Corp 5.045% 2/6/2037 (g)		789,000	800,380
Bank of America Corp 5.162% 1/24/2031 (g)		3,370,000	3,497,861
Bank of America Corp 5.202% 4/25/2029 (g)		136,000	139,338
Bank of America Corp 5.425% 8/15/2035 (g)		700,000	717,090
Bank of America Corp 5.468% 1/23/2035 (g)		1,822,000	1,909,449
Bank of America Corp 5.518% 10/25/2035 (g)		1,490,000	1,529,066
Bank of America Corp 5.819% 9/15/2029 (g)		48,699,000	50,788,887
Bank of America Corp 6.11% 1/29/2037		136,000	146,854
Bank of America Corp 6.204% 11/10/2028 (g)		8,241,000	8,534,136
Bank of America Corp 7.75% 5/14/2038		268,000	328,719
Citibank NA 5.803% 9/29/2028		500,000	523,661
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.2585% 4/30/2026 (f)(g)		300,000	300,116
Citigroup Inc 0% 12/11/2030 (g)(l)		1,732,000	1,699,866
Citigroup Inc 1.462% 6/9/2027 (g)		360,000	357,461
Citigroup Inc 2.52% 11/3/2032 (g)		195,000	176,400
Citigroup Inc 2.561% 5/1/2032 (g)		2,516,000	2,302,991
Citigroup Inc 2.572% 6/3/2031 (g)		5,801,000	5,422,310
Citigroup Inc 2.666% 1/29/2031 (g)		13,513,000	12,749,396
Citigroup Inc 2.904% 11/3/2042 (g)		495,000	369,042
Citigroup Inc 2.976% 11/5/2030 (g)		1,525,000	1,461,433
Citigroup Inc 3.057% 1/25/2033 (g)		1,551,000	1,434,216
Citigroup Inc 3.07% 2/24/2028 (g)		400,000	396,137
Citigroup Inc 3.52% 10/27/2028 (g)		3,031,000	3,007,901
Citigroup Inc 3.668% 7/24/2028 (g)		163,000	162,228
Citigroup Inc 3.887% 1/10/2028 (g)		2,750,000	2,746,183
Citigroup Inc 3.98% 3/20/2030 (g)		23,285,000	23,205,886
Citigroup Inc 4.075% 4/23/2029 (g)		30,785,000	30,830,659
Citigroup Inc 4.113% 4/29/2036 (g)	EUR	768,000	931,118
Citigroup Inc 4.296% 7/23/2036 (g)	EUR	235,000	282,108
Citigroup Inc 4.412% 3/31/2031 (g)		15,729,000	15,810,987
Citigroup Inc 4.45% 9/29/2027		4,630,000	4,657,955
Citigroup Inc 4.503% 9/11/2031 (g)		4,397,000	4,430,565
Citigroup Inc 4.542% 9/19/2030 (g)		13,829,000	13,992,181
Citigroup Inc 4.6% 3/9/2026		3,500,000	3,500,333
Citigroup Inc 4.658% 5/24/2028 (g)		100,000	100,733
Citigroup Inc 4.75% 5/18/2046		141,000	125,627
Citigroup Inc 4.786% 3/4/2029 (g)		100,000	101,503
Citigroup Inc 4.952% 5/7/2031 (g)		4,000,000	4,102,318
Citigroup Inc 5.174% 2/13/2030 (g)		665,000	685,204
Citigroup Inc 5.174% 9/11/2036 (g)		2,626,000	2,671,842
Citigroup Inc 5.316% 3/26/2041 (g)		244,000	244,859
Citigroup Inc 5.333% 3/27/2036 (g)		638,000	657,662
Citigroup Inc 5.411% 9/19/2039 (g)		167,000	168,198
Citigroup Inc 5.592% 11/19/2034 (g)		252,000	260,001
Citigroup Inc 5.827% 2/13/2035 (g)		1,208,000	1,256,880
Citigroup Inc 6.02% 1/24/2036 (g)		1,200,000	1,259,337
Citigroup Inc 6.27% 11/17/2033 (g)		935,000	1,026,015
Citigroup Inc 6.625% 1/15/2028		112,000	117,600
Citigroup Inc 8.125% 7/15/2039		266,000	341,881
Citizens Financial Group Inc 2.638% 9/30/2032		9,574,000	8,418,960
Citizens Financial Group Inc 5.299% 1/29/2036 (g)		43,000	43,592
Fifth Third Bancorp 4.337% 4/25/2033 (g)		2,272,000	2,244,872
Fifth Third Bancorp 4.566% 4/29/2032 (g)		565,000	568,348
Fifth Third Bancorp 6.339% 7/27/2029 (g)		2,815,000	2,960,106
Fifth Third Bancorp 8.25% 3/1/2038		182,000	225,346
Fifth Third Financial Corp 5.982% 1/30/2030 (g)		5,095,000	5,340,656
First Citizens BancShares Inc/NC 5.6% 9/5/2035 (g)		100,000	100,421
First Horizon Corp 5.514% 3/7/2031 (g)		1,365,000	1,413,212
HSBC USA Inc 4.65% 6/3/2028		409,000	415,896
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (g)		1,570,000	1,584,903
Huntington Bancshares Inc/OH 5.605% 1/28/2041 (g)		100,000	100,484
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (g)		3,769,000	3,970,149
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (g)		1,030,000	1,081,740
JPMorgan Chase & Co 1.764% 11/19/2031 (g)		1,110,000	994,259
JPMorgan Chase & Co 1.953% 2/4/2032 (g)		3,520,000	3,159,299
JPMorgan Chase & Co 2.069% 6/1/2029 (g)		2,035,000	1,951,920
JPMorgan Chase & Co 2.522% 4/22/2031 (g)		3,080,000	2,890,080
JPMorgan Chase & Co 2.525% 11/19/2041 (g)		10,730,000	7,845,997
JPMorgan Chase & Co 2.545% 11/8/2032 (g)		340,000	309,660
JPMorgan Chase & Co 2.58% 4/22/2032 (g)		6,675,000	6,160,451
JPMorgan Chase & Co 2.739% 10/15/2030 (g)		8,065,000	7,710,904
JPMorgan Chase & Co 2.956% 5/13/2031 (g)		5,386,000	5,125,151
JPMorgan Chase & Co 3.509% 1/23/2029 (g)		9,550,000	9,468,594
JPMorgan Chase & Co 3.882% 7/24/2038 (g)		4,300,000	3,894,862
JPMorgan Chase & Co 3.897% 1/23/2049 (g)		182,000	146,435
JPMorgan Chase & Co 4.347% 1/22/2032 (g)		15,404,000	15,483,092
JPMorgan Chase & Co 4.505% 10/22/2028 (g)		2,979,000	3,005,184
JPMorgan Chase & Co 4.586% 4/26/2033 (g)		652,000	658,837
JPMorgan Chase & Co 4.603% 10/22/2030 (g)		39,347,000	40,074,347
JPMorgan Chase & Co 4.851% 7/25/2028 (g)		1,000,000	1,011,586
JPMorgan Chase & Co 4.915% 1/24/2029 (g)		9,500,000	9,673,472
JPMorgan Chase & Co 4.995% 7/22/2030 (g)		2,056,000	2,117,946
JPMorgan Chase & Co 5.103% 4/22/2031 (g)		3,632,000	3,766,629
JPMorgan Chase & Co 5.14% 1/24/2031 (g)		600,000	622,613
JPMorgan Chase & Co 5.193% 2/5/2037 (g)		1,882,000	1,901,172
JPMorgan Chase & Co 5.502% 1/24/2036 (g)		560,000	589,035
JPMorgan Chase & Co 5.534% 11/29/2045 (g)		386,000	394,467
JPMorgan Chase & Co 5.571% 4/22/2028 (g)		500,000	508,965
JPMorgan Chase & Co 5.572% 4/22/2036 (g)		6,577,000	6,954,900
JPMorgan Chase & Co 5.576% 7/23/2036 (g)		297,000	308,879
JPMorgan Chase & Co 5.581% 4/22/2030 (g)		300,000	313,323
JPMorgan Chase & Co 5.766% 4/22/2035 (g)		4,735,000	5,071,817
JPMorgan Chase & Co 6.087% 10/23/2029 (g)		29,400,000	30,887,888
JPMorgan Chase & Co 6.254% 10/23/2034 (g)		100,000	109,964
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 4.5865% 4/22/2028 (f)(g)		500,000	502,648
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 4.5965% 7/22/2028 (f)(g)		4,000,000	4,020,804
KeyCorp 4.789% 6/1/2033 (g)		500,000	502,525
KeyCorp 5.121% 4/4/2031 (g)		1,025,000	1,051,508
KeyCorp 6.401% 3/6/2035 (g)		3,225,000	3,517,024
M&T Bank Corp 5 year U.S. Treasury Index + 1.43%, 5.4% 7/30/2035 (f)(g)		100,000	101,433
M&T Bank Corp 5.385% 1/16/2036 (g)		876,000	900,696
M&T Bank Corp 6.082% 3/13/2032 (g)		712,000	761,758
Morgan Stanley Bank NA 5.016% 1/12/2029 (g)		1,000,000	1,019,266
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 4.5653% 1/12/2029 (f)(g)		6,000,000	6,031,443
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (g)		9,675,000	9,710,996
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (g)		6,925,000	6,957,935
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (g)		7,387,000	7,432,466
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (g)		1,430,000	1,456,164
PNC Bank NA 4.429% 7/21/2028 (g)		1,063,000	1,070,365
PNC Financial Services Group Inc/The 2.55% 1/22/2030		427,000	404,987
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (g)		512,000	523,496
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (g)		340,000	352,505
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (g)		110,000	114,579
PNC Financial Services Group Inc/The 5.423% 1/25/2041 (g)		895,000	904,809
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (g)		100,000	104,436
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (g)		349,000	370,412
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (g)		300,000	324,135
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (g)		815,000	885,038
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (g)		2,340,000	2,378,752
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (g)		865,000	983,712
Santander Holdings USA Inc 5.353% 9/6/2030 (g)		1,282,000	1,319,027
Santander Holdings USA Inc 5.473% 3/20/2029 (g)		7,900,000	8,075,696
Truist Financial Corp 1.125% 8/3/2027		100,000	96,373
Truist Financial Corp 4.123% 6/6/2028 (g)		100,000	100,223
Truist Financial Corp 4.597% 1/27/2032 (g)		176,000	177,862
Truist Financial Corp 4.964% 10/23/2036 (g)		307,000	306,561
Truist Financial Corp 5.122% 1/26/2034 (g)		1,035,000	1,061,605
Truist Financial Corp 5.435% 1/24/2030 (g)		2,380,000	2,469,870
Truist Financial Corp 5.711% 1/24/2035 (g)		585,000	620,711
Truist Financial Corp 5.867% 6/8/2034 (g)		1,078,000	1,153,296
Truist Financial Corp 6.047% 6/8/2027 (g)		194,000	194,969
Truist Financial Corp 7.161% 10/30/2029 (g)		2,395,000	2,578,318
US Bancorp 4.481% 1/26/2032 (g)		404,000	408,475
US Bancorp 4.548% 7/22/2028 (g)		200,000	201,714
US Bancorp 4.839% 2/1/2034 (g)		213,000	216,139
US Bancorp 4.967% 7/22/2033 (g)		127,000	129,315
US Bancorp 5.083% 5/15/2031 (g)		520,000	537,940
US Bancorp 5.1% 7/23/2030 (g)		425,000	439,809
US Bancorp 5.384% 1/23/2030 (g)		905,000	938,810
US Bancorp 5.678% 1/23/2035 (g)		1,690,000	1,794,072
US Bancorp 5.775% 6/12/2029 (g)		106,000	110,240
US Bancorp 5.836% 6/12/2034 (g)		915,000	982,768
Wells Fargo & Co 2.393% 6/2/2028 (g)		169,000	165,673
Wells Fargo & Co 2.572% 2/11/2031 (g)		20,169,000	18,982,984
Wells Fargo & Co 2.879% 10/30/2030 (g)		4,015,000	3,842,781
Wells Fargo & Co 3.068% 4/30/2041 (g)		410,000	320,081
Wells Fargo & Co 3.35% 3/2/2033 (g)		6,278,000	5,895,458
Wells Fargo & Co 3.584% 5/22/2028 (g)		905,000	900,215
Wells Fargo & Co 4.15% 1/24/2029		317,000	318,938
Wells Fargo & Co 4.3% 7/22/2027		22,132,000	22,211,044
Wells Fargo & Co 4.478% 4/4/2031 (g)		15,730,000	15,892,450
Wells Fargo & Co 4.65% 11/4/2044		1,335,000	1,171,542
Wells Fargo & Co 4.892% 9/15/2036 (g)		1,874,000	1,879,449
Wells Fargo & Co 4.897% 7/25/2033 (g)		534,000	544,569
Wells Fargo & Co 4.96% 1/23/2037 (g)		775,000	777,947
Wells Fargo & Co 5.013% 4/4/2051 (g)		131,000	119,845
Wells Fargo & Co 5.15% 4/23/2031 (g)		8,980,000	9,296,410
Wells Fargo & Co 5.198% 1/23/2030 (g)		1,000,000	1,030,944
Wells Fargo & Co 5.211% 12/3/2035 (g)		8,647,000	8,878,781
Wells Fargo & Co 5.244% 1/24/2031 (g)		750,000	778,102
Wells Fargo & Co 5.375% 11/2/2043		453,000	442,037
Wells Fargo & Co 5.375% 2/7/2035		202,000	212,410
Wells Fargo & Co 5.389% 4/24/2034 (g)		635,000	661,737
Wells Fargo & Co 5.433% 1/23/2047 (g)		251,000	248,496
Wells Fargo & Co 5.499% 1/23/2035 (g)		1,955,000	2,047,875
Wells Fargo & Co 5.557% 7/25/2034 (g)		3,510,000	3,693,475
Wells Fargo & Co 5.574% 7/25/2029 (g)		10,556,000	10,920,733
Wells Fargo & Co 5.605% 4/23/2036 (g)		6,233,000	6,555,432
Wells Fargo & Co 5.707% 4/22/2028 (g)		6,355,000	6,471,350
Wells Fargo & Co 6.303% 10/23/2029 (g)		45,125,000	47,589,805
Wells Fargo & Co 6.491% 10/23/2034 (g)		699,000	776,167
Wells Fargo & Co U.S. SOFR Index + 1.07%, 4.7365% 4/22/2028 (f)(g)		800,000	804,944
Wells Fargo Bank NA 5.95% 8/26/2036		250,000	268,980
			797,420,625
Capital Markets - 1.0%
Athene Global Funding 5.339% 1/15/2027 (o)		7,937,000	8,019,246
Athene Global Funding 5.583% 1/9/2029 (o)		5,920,000	6,051,695
Bank of New York Mellon Corp/The 3.3% 8/23/2029		100,000	97,726
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (g)		133,000	134,558
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (g)		101,000	103,622
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (g)		200,000	205,854
Bank of New York Mellon Corp/The 5.606% 7/21/2039 (g)		120,000	126,195
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (g)		100,000	103,090
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (g)		175,000	185,210
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (g)		610,000	683,833
BGC Group Inc 6.15% 4/2/2030		10,600,000	11,040,153
BGC Group Inc 6.6% 6/10/2029		3,000,000	3,151,996
Blackstone Private Credit Fund 4.875% 4/14/2026 (q)	GBP	335,000	451,323
Blue Owl Finance LLC 6.25% 4/18/2034		100,000	99,905
Cantor Fitzgerald LP 7.2% 12/12/2028 (o)		5,689,000	6,040,379
Charles Schwab Corp/The 1.65% 3/11/2031		142,000	125,908
Charles Schwab Corp/The 3.3% 4/1/2027		135,000	134,244
Charles Schwab Corp/The 4.914% 11/14/2036 (g)		1,260,000	1,260,378
Charles Schwab Corp/The 5.853% 5/19/2034 (g)		135,000	145,157
Charles Schwab Corp/The 6.196% 11/17/2029 (g)		227,000	240,251
Citadel Finance LLC 4.75% 2/14/2029 (o)		455,000	452,855
Citadel Finance LLC 5.15% 2/14/2031 (o)		285,000	283,850
Citadel Finance LLC 5.9% 2/10/2030 (o)		1,750,000	1,795,486
DTE Electric Securitization Funding II LLC 6.09% 9/1/2038		300,000	331,833
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (g)		9,480,000	9,474,211
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (g)		900,000	887,885
Goldman Sachs Group Inc/The 1.992% 1/27/2032 (g)		8,828,000	7,899,047
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (g)		10,590,000	9,551,689
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (g)		1,832,000	1,682,490
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (g)		1,165,000	1,149,055
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (g)		1,479,000	1,372,298
Goldman Sachs Group Inc/The 3.21% 4/22/2042 (g)		141,000	108,837
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (g)		42,000	32,969
Goldman Sachs Group Inc/The 3.5% 11/16/2026		752,000	750,467
Goldman Sachs Group Inc/The 3.5094% 8/17/2033 (g)(q)	EUR	1,180,000	1,401,211
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (g)		269,000	267,767
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (g)		667,000	663,870
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (g)		7,810,000	7,764,808
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (g)		3,493,000	3,156,045
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (g)		149,000	149,062
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (g)		450,000	450,141
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (g)		1,117,000	1,120,303
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (g)		2,145,000	2,146,385
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (g)		1,080,000	1,005,626
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (g)		369,000	371,279
Goldman Sachs Group Inc/The 4.692% 10/23/2030 (g)		7,135,000	7,251,158
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (g)		100,000	100,944
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (g)		2,342,000	2,333,670
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (g)		4,065,000	4,107,138
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (g)		3,902,000	3,929,445
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (g)		1,010,000	1,046,577
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (g)		1,060,000	1,097,321
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (g)		2,380,000	2,456,723
Goldman Sachs Group Inc/The 5.387% 2/2/2041 (g)		217,000	215,364
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (g)		504,000	527,120
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (g)		330,000	328,453
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (g)		250,000	250,755
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (g)		1,645,000	1,718,680
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (g)		38,750,000	41,021,238
Goldman Sachs Group Inc/The 6.75% 10/1/2037		50,954,000	57,236,055
GS Finance Corp 0% 1/15/2031 (g)(l)		3,670,000	3,581,946
GS Finance Corp 0% 2/17/2031 (g)		990,000	990,000
GS Finance Corp 7.35% 2/17/2031 (g)		2,057,000	2,057,000
Hightower Holding LLC 6.75% 4/15/2029 (o)		350,000	347,032
Intercontinental Exchange Inc 3% 9/15/2060		184,000	110,276
Intercontinental Exchange Inc 3.625% 9/1/2028		100,000	99,328
Intercontinental Exchange Inc 3.95% 12/1/2028		4,100,000	4,104,470
Intercontinental Exchange Inc 4% 9/15/2027		121,000	121,349
Intercontinental Exchange Inc 4.2% 3/15/2031		3,000,000	3,017,796
Intercontinental Exchange Inc 4.35% 6/15/2029		100,000	101,230
Intercontinental Exchange Inc 4.6% 3/15/2033		100,000	101,242
Intercontinental Exchange Inc 5.25% 6/15/2031		100,000	104,945
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (o)		65,000	63,425
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (o)		1,160,000	1,166,926
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (o)		175,000	179,582
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (o)		100,000	104,039
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		85,000	80,820
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)		60,000	58,424
Jefferies Financial Group Inc 2.625% 10/15/2031		5,636,000	5,009,560
Jefferies Financial Group Inc 2.75% 10/15/2032		1,355,000	1,183,333
Jefferies Financial Group Inc 5.5% 2/15/2036		1,055,000	1,037,587
Jefferies Financial Group Inc 5.875% 7/21/2028		2,330,000	2,405,494
Jefferies Financial Group Inc 6.25% 1/15/2036		100,000	104,080
LPL Holdings Inc 5.2% 3/15/2030		10,200,000	10,414,351
LPL Holdings Inc 5.7% 5/20/2027		100,000	101,663
Morgan Stanley 1.794% 2/13/2032 (g)		7,747,000	6,859,094
Morgan Stanley 1.928% 4/28/2032 (g)		5,373,000	4,768,384
Morgan Stanley 2.239% 7/21/2032 (g)		930,000	833,928
Morgan Stanley 2.475% 1/21/2028 (g)		400,000	394,677
Morgan Stanley 2.484% 9/16/2036 (g)		230,000	203,630
Morgan Stanley 2.511% 10/20/2032 (g)		3,820,000	3,461,993
Morgan Stanley 2.699% 1/22/2031 (g)		30,572,000	28,927,786
Morgan Stanley 2.943% 1/21/2033 (g)		4,424,000	4,074,848
Morgan Stanley 3.217% 4/22/2042 (g)		594,000	469,840
Morgan Stanley 3.622% 4/1/2031 (g)		13,084,000	12,793,446
Morgan Stanley 3.79% 3/21/2030 (g)	EUR	100,000	121,160
Morgan Stanley 3.955% 3/21/2035 (g)	EUR	300,000	361,652
Morgan Stanley 3.981% 1/23/2037 (g)	EUR	873,000	1,045,541
Morgan Stanley 4.133% 10/18/2029 (g)		1,465,000	1,467,270
Morgan Stanley 4.35% 9/8/2026		2,070,000	2,074,720
Morgan Stanley 4.431% 1/23/2030 (g)		4,461,000	4,502,692
Morgan Stanley 4.457% 4/22/2039 (g)		158,000	149,502
Morgan Stanley 4.493% 1/16/2032 (g)		1,150,000	1,156,668
Morgan Stanley 4.654% 10/18/2030 (g)		40,360,000	41,018,801
Morgan Stanley 4.892% 10/22/2036 (g)		690,000	686,459
Morgan Stanley 4.994% 4/12/2029 (g)		181,000	184,299
Morgan Stanley 5.042% 7/19/2030 (g)		5,761,000	5,927,747
Morgan Stanley 5.073% 1/30/2037 (g)		4,801,000	4,841,925
Morgan Stanley 5.123% 2/1/2029 (g)		5,851,000	5,972,303
Morgan Stanley 5.164% 4/20/2029 (g)		100,000	102,270
Morgan Stanley 5.173% 1/16/2030 (g)		2,000,000	2,055,939
Morgan Stanley 5.192% 4/17/2031 (g)		6,644,000	6,882,612
Morgan Stanley 5.23% 1/15/2031 (g)		2,059,000	2,132,265
Morgan Stanley 5.314% 1/18/2041 (g)		295,000	293,501
Morgan Stanley 5.32% 7/19/2035 (g)		550,000	569,498
Morgan Stanley 5.424% 7/21/2034 (g)		265,000	276,774
Morgan Stanley 5.449% 7/20/2029 (g)		2,058,000	2,122,154
Morgan Stanley 5.587% 1/18/2036 (g)		1,000,000	1,051,261
Morgan Stanley 5.652% 4/13/2028 (g)		400,000	407,077
Morgan Stanley 5.664% 4/17/2036 (g)		2,962,000	3,130,229
Morgan Stanley 5.831% 4/19/2035 (g)		1,383,000	1,477,891
Morgan Stanley 5.948% 1/19/2038 (g)		1,366,000	1,439,402
Morgan Stanley 6.296% 10/18/2028 (g)		152,000	157,459
Morgan Stanley 6.375% 7/24/2042		164,000	183,340
Morgan Stanley 6.407% 11/1/2029 (g)		22,800,000	24,140,851
MSCI Inc 4% 11/15/2029 (o)		200,000	196,125
MSCI Inc 5.15% 3/15/2036		1,006,000	996,862
MSCI Inc 5.25% 9/1/2035		3,775,000	3,779,763
Nasdaq Inc 5.35% 6/28/2028		100,000	102,968
Nasdaq Inc 5.55% 2/15/2034		101,000	106,447
Nuveen LLC 5.55% 1/15/2030 (o)		200,000	208,759
Raymond James Financial Inc 4.95% 7/15/2046		100,000	92,311
S&P Global Inc 2.9% 3/1/2032		415,000	385,997
S&P Global Inc 3.25% 12/1/2049		315,000	223,812
S&P Global Inc 4.25% 1/15/2031 (o)		159,000	159,730
S&P Global Inc 4.25% 5/1/2029		247,000	249,308
Sammons Financial Group Global Funding 5.05% 1/10/2028 (o)		4,200,000	4,272,119
Sammons Financial Group Global Funding 5.1% 12/10/2029 (o)		12,900,000	13,232,022
State Street Bank & Trust Co 4.782% 11/23/2029		4,550,000	4,702,663
State Street Corp 3.031% 11/1/2034 (g)		148,000	141,435
State Street Corp 5.159% 5/18/2034 (g)		101,000	105,035
State Street Corp 5.82% 11/4/2028 (g)		147,000	151,565
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (o)		275,000	286,226
			461,050,766
Consumer Finance - 0.3%
Ally Financial Inc 5.543% 1/17/2031 (g)		8,200,000	8,430,199
Ally Financial Inc 5.548% 7/31/2033 (g)		5,612,000	5,662,060
Ally Financial Inc 6.646% 1/17/2040 (g)		100,000	99,766
Ally Financial Inc 6.7% 2/14/2033		285,000	297,194
Ally Financial Inc 6.992% 6/13/2029 (g)		47,000	49,505
American Express Co 3.3% 5/3/2027		100,000	99,520
American Express Co 4.05% 5/3/2029		163,000	164,397
American Express Co 4.456% 2/10/2032 (g)		220,000	222,156
American Express Co 4.804% 10/24/2036 (g)		227,000	224,817
American Express Co 4.918% 7/20/2033 (g)		425,000	435,358
American Express Co 5.016% 4/25/2031 (g)		1,148,000	1,186,144
American Express Co 5.043% 5/1/2034 (g)		158,000	162,429
American Express Co 5.085% 1/30/2031 (g)		11,600,000	11,984,740
American Express Co 5.667% 4/25/2036 (g)		2,085,000	2,208,054
American Express Co U.S. SOFR Index + 0.93%, 4.5976% 7/26/2028 (f)(g)		3,700,000	3,716,798
Capital One Financial Corp 3.8% 1/31/2028		267,000	266,241
Capital One Financial Corp 4.722% 1/30/2032 (g)		2,900,000	2,919,924
Capital One Financial Corp 5.247% 7/26/2030 (g)		6,880,000	7,109,349
Capital One Financial Corp 5.7% 2/1/2030 (g)		26,000	27,077
Capital One Financial Corp 6.183% 1/30/2036 (g)		83,000	86,314
Capital One Financial Corp 7.624% 10/30/2031 (g)		4,095,000	4,615,676
Capital One Financial Corp 7.964% 11/2/2034 (g)		250,000	294,280
Credit Acceptance Corp 6.625% 3/15/2030 (o)		100,000	99,478
FirstCash Inc 5.625% 1/1/2030 (o)		100,000	99,495
Ford Motor Credit Co LLC 2.7% 8/10/2026		1,100,000	1,092,445
Ford Motor Credit Co LLC 2.9% 2/10/2029		2,625,000	2,501,940
Ford Motor Credit Co LLC 2.9% 2/16/2028		275,000	266,743
Ford Motor Credit Co LLC 3.625% 6/17/2031		8,245,000	7,685,878
Ford Motor Credit Co LLC 4% 11/13/2030		765,000	733,142
Ford Motor Credit Co LLC 4.125% 8/17/2027		185,000	184,303
Ford Motor Credit Co LLC 4.271% 1/9/2027		85,000	84,984
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	400,000	489,424
Ford Motor Credit Co LLC 4.542% 8/1/2026		200,000	199,960
Ford Motor Credit Co LLC 4.97% 4/6/2029		1,700,000	1,710,841
Ford Motor Credit Co LLC 5.113% 5/3/2029		200,000	201,943
Ford Motor Credit Co LLC 5.125% 11/5/2026		7,500,000	7,543,293
Ford Motor Credit Co LLC 5.303% 9/6/2029		4,800,000	4,872,807
Ford Motor Credit Co LLC 5.753% 4/6/2033		1,967,000	2,004,411
Ford Motor Credit Co LLC 5.8% 3/8/2029		1,285,000	1,323,707
Ford Motor Credit Co LLC 5.85% 5/17/2027		1,700,000	1,727,858
Ford Motor Credit Co LLC 5.875% 11/7/2029		12,575,000	13,005,653
Ford Motor Credit Co LLC 5.918% 3/20/2028		1,374,000	1,410,600
Ford Motor Credit Co LLC 6.05% 3/5/2031		200,000	208,124
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	100,000	139,510
Ford Motor Credit Co LLC 6.798% 11/7/2028		3,215,000	3,388,693
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.1156% 11/5/2026 (f)(g)		4,800,000	4,813,876
John Deere Capital Corp 2.8% 9/8/2027		100,000	98,757
John Deere Capital Corp 4.5% 1/16/2029		122,000	124,653
John Deere Capital Corp 4.85% 3/5/2027		100,000	101,158
John Deere Capital Corp 4.9% 3/7/2031		363,000	377,991
John Deere Capital Corp 5.1% 4/11/2034		128,000	133,757
Navient Corp 6.75% 6/15/2026		120,000	120,244
OneMain Finance Corp 3.875% 9/15/2028		850,000	822,387
OneMain Finance Corp 4% 9/15/2030		425,000	392,350
OneMain Finance Corp 5.375% 11/15/2029		104,000	102,821
OneMain Finance Corp 6.125% 5/15/2030		45,000	45,176
OneMain Finance Corp 6.625% 5/15/2029		1,430,000	1,459,853
OneMain Finance Corp 6.75% 3/15/2032		60,000	60,466
OneMain Finance Corp 6.75% 9/15/2033		160,000	158,802
OneMain Finance Corp 7.125% 11/15/2031		60,000	61,347
OneMain Finance Corp 7.5% 5/15/2031		465,000	480,737
OneMain Finance Corp 7.875% 3/15/2030		215,000	224,880
PRA Group Inc 5% 10/1/2029 (o)		135,000	124,613
Stellantis Financial Services US Corp 4.95% 9/15/2028 (o)		5,900,000	5,948,560
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		6,498,000	6,570,053
Synchrony Financial 2.875% 10/28/2031		906,000	813,487
Synchrony Financial 3.95% 12/1/2027		20,000	19,908
Synchrony Financial 4.947% 2/25/2032 (g)		1,712,000	1,701,895
Synchrony Financial 5.15% 3/19/2029		523,000	531,482
Synchrony Financial 5.45% 3/6/2031 (g)		183,000	186,916
Toyota Motor Credit Corp 1.65% 1/10/2031		117,000	104,747
Toyota Motor Credit Corp 3.65% 1/8/2029		100,000	99,876
Toyota Motor Credit Corp 4.5% 5/14/2027		10,800,000	10,904,519
Toyota Motor Credit Corp 4.55% 9/20/2027		100,000	101,259
Toyota Motor Credit Corp 4.625% 1/12/2028		118,000	119,994
Toyota Motor Credit Corp 5% 3/19/2027		221,000	224,017
Toyota Motor Credit Corp 5.1% 3/21/2031		193,000	201,954
			138,469,765
Financial Services - 0.3%
Aircastle Ltd / Aircastle Ireland DAC 5.75% 10/1/2031 (o)		1,700,000	1,791,628
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027		100,000	98,599
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033		101,000	105,689
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust 6.088% 12/15/2044 (o)		1,379,770	1,416,991
Aviation Capital Group LLC 5.125% 4/10/2030 (o)		10,600,000	10,890,480
Aviation Capital Group LLC 5.375% 7/15/2029 (o)		3,800,000	3,925,323
Block Inc 2.75% 6/1/2026		210,000	209,124
Block Inc 3.5% 6/1/2031		435,000	408,462
Block Inc 5.625% 8/15/2030 (o)		120,000	121,573
Block Inc 6% 8/15/2033 (o)		95,000	96,537
Block Inc 6.5% 5/15/2032		1,345,000	1,383,681
BP Capital Markets America Inc 2.772% 11/10/2050		250,000	158,623
BP Capital Markets America Inc 2.939% 6/4/2051		186,000	121,556
BP Capital Markets America Inc 3% 2/24/2050		278,000	185,926
BP Capital Markets America Inc 3.001% 3/17/2052		373,000	244,734
BP Capital Markets America Inc 3.588% 4/14/2027		145,000	144,800
BP Capital Markets America Inc 4.812% 2/13/2033		2,409,000	2,469,222
BP Capital Markets America Inc 4.868% 11/25/2029		342,000	353,240
BP Capital Markets America Inc 4.893% 9/11/2033		658,000	676,330
BP Capital Markets America Inc 4.97% 10/17/2029		275,000	284,804
BP Capital Markets America Inc 5.227% 11/17/2034		445,000	465,800
Clue Opco LLC 9.5% 10/15/2031 (o)		6,357,000	6,582,991
Consumers 2023 Securitization Funding LLC 5.21% 9/1/2031		473,000	489,655
Corebridge Financial Inc 3.65% 4/5/2027		139,000	138,271
Corebridge Financial Inc 3.9% 4/5/2032		6,908,000	6,560,333
Corebridge Financial Inc 4.35% 4/5/2042		701,000	597,092
Corebridge Financial Inc 6.05% 9/15/2033		2,074,000	2,212,838
Corebridge Financial Inc 6.375% 9/15/2054 (g)		157,000	157,047
Corebridge Financial Inc 6.875% 12/15/2052 (g)		470,000	480,236
CRH SMW Finance DAC 5.125% 1/9/2030		2,175,000	2,251,167
CRH SMW Finance DAC 5.2% 5/21/2029		1,165,000	1,207,672
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (o)		130,000	129,484
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (o)		130,000	128,669
DH Europe Finance II Sarl 3.25% 11/15/2039		100,000	82,842
Essent Group Ltd 6.25% 7/1/2029		3,000,000	3,156,946
Fidelity National Information Services Inc 4.5% 8/15/2046		58,000	48,982
Fiserv Inc 2.65% 6/1/2030		114,000	105,746
Fiserv Inc 3.5% 7/1/2029		7,580,000	7,363,127
Fiserv Inc 4.2% 10/1/2028		700,000	700,174
Fiserv Inc 4.55% 2/15/2031		1,865,000	1,859,126
Fiserv Inc 5.15% 8/12/2034		105,000	104,693
Fiserv Inc 5.25% 8/11/2035		2,600,000	2,601,081
Fiserv Inc 5.45% 3/15/2034		1,333,000	1,359,095
Fiserv Inc 5.45% 3/2/2028		1,412,000	1,444,331
Fiserv Inc 5.625% 8/21/2033		970,000	1,003,990
Freedom Mortgage Holdings LLC 6.875% 5/1/2031 (o)		580,000	559,408
Global Payments Inc 2.9% 5/15/2030		466,000	433,767
Global Payments Inc 4.5% 11/15/2028		3,335,000	3,342,671
Global Payments Inc 4.875% 11/15/2030		1,835,000	1,832,848
Global Payments Inc 5.55% 11/15/2035		545,000	542,117
Global Payments Inc 5.95% 8/15/2052		16,000	15,245
Greystone Commercial Capital Trust Series 2021-2 1 month U.S. LIBOR + 2.27%, 7.2302% 5/31/2026 (f)(g)(l)(o)		7,691,819	6,845,719
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		130,000	128,050
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		278,000	273,821
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		1,270,000	1,208,047
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		190,000	187,786
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.35% 12/21/2065 (f)(g)(o)		156,000	135,523
ION Platform Finance US Inc 7.875% 9/30/2032 (o)		200,000	160,042
Jackson Financial Inc 3.125% 11/23/2031		750,000	683,175
Jackson Financial Inc 5.17% 6/8/2027		2,958,000	2,993,972
Jackson Financial Inc 5.67% 6/8/2032		3,183,000	3,255,048
Jefferson Capital Holdin 8.25% 5/15/2030 (o)		100,000	104,769
Mastercard Inc 2.95% 6/1/2029		148,000	144,260
Mastercard Inc 4.875% 5/9/2034		145,000	149,572
National Rural Utilities Cooperative Finance Corp 5.15% 6/15/2029		4,000,000	4,146,201
NCR Atleos Corp 9.5% 4/1/2029 (o)		1,482,000	1,591,523
NFE Financing LLC 12% (m)(o)		88,505	31,995
PayPal Holdings Inc 4.45% 3/6/2028		327,000	330,704
PayPal Holdings Inc 5.1% 4/1/2035		55,000	55,695
PennyMac Financial Services Inc 4.25% 2/15/2029 (o)		2,325,000	2,235,164
PennyMac Financial Services Inc 5.75% 9/15/2031 (o)		1,250,000	1,213,568
PennyMac Financial Services Inc 6.75% 2/15/2034 (o)		255,000	252,108
PennyMac Financial Services Inc 6.875% 2/15/2033 (o)		100,000	100,111
PennyMac Financial Services Inc 6.875% 5/15/2032 (o)		185,000	186,058
Penske Truck Leasing Co Lp / PTL Finance Corp 5.25% 7/1/2029 (o)		350,000	361,235
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 3/30/2029 (o)		300,000	309,976
Penske Truck Leasing Co Lp / PTL Finance Corp 5.55% 5/1/2028 (o)		3,375,000	3,473,754
Penske Truck Leasing Co Lp / PTL Finance Corp 6.05% 8/1/2028 (o)		2,105,000	2,194,403
Pine Street Trust II 5.568% 2/15/2049 (o)		7,800,000	7,432,369
PRA Group Europe Holding II Sarl 6.25% 9/30/2032 (q)	EUR	100,000	113,434
Private Export Funding Corp 1.4% 7/15/2028		2,010,000	1,910,313
Radian Group Inc 6.2% 5/15/2029		250,000	262,461
Raven Acquisition Holdings LLC 6.875% 11/15/2031 (o)		210,000	202,134
Rocket Cos Inc 6.125% 8/1/2030 (o)		440,000	451,420
Rocket Cos Inc 6.375% 8/1/2033 (o)		810,000	837,151
Rocket Cos Inc 6.5% 8/1/2029 (o)		275,000	282,526
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (o)		428,000	422,753
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (o)		285,000	274,589
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (o)		81,000	76,125
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (o)		17,000	15,644
Sammons Financial Group Inc 6.875% 4/15/2034 (o)		5,700,000	6,197,293
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 5.5% 5/15/2033 (q)	EUR	282,000	329,815
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (o)		600,000	587,281
United Wholesale Mortgage LLC 5.5% 4/15/2029 (o)		100,000	98,073
UWM Holdings LLC 6.25% 3/15/2031 (o)		161,000	155,554
UWM Holdings LLC 6.625% 2/1/2030 (o)		305,000	302,695
Visa Inc 2.7% 4/15/2040		178,000	139,192
Visa Inc 4.7% 2/12/2036		151,000	152,609
Walker & Dunlop Inc 6.625% 4/1/2033 (o)		120,000	118,610
WEX Inc 6.5% 3/15/2033 (o)		170,000	170,856
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (o)		405,000	426,398
			126,756,340
Insurance - 0.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (o)		100,000	95,147
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (o)		60,000	58,845
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (o)		210,000	210,052
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (o)		340,000	335,771
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (o)		203,000	204,114
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)		100,000	101,151
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (o)		47,000	47,852
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (o)		181,000	178,969
American International Group Inc 4.5% 7/16/2044		14,000	12,386
American International Group Inc 4.85% 5/7/2030		242,000	248,296
Aon Global Ltd 4.6% 6/14/2044		129,000	113,293
Aon North America Inc 5.3% 3/1/2031		109,000	113,772
Aon North America Inc 5.45% 3/1/2034		100,000	104,335
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		370,000	358,463
Arch Capital Finance LLC 4.011% 12/15/2026		8,495,000	8,494,153
Arthur J Gallagher & Co 3.5% 5/20/2051		104,000	72,251
Arthur J Gallagher & Co 4.6% 12/15/2027		8,800,000	8,898,818
Arthur J Gallagher & Co 4.85% 12/15/2029		4,455,000	4,564,238
Arthur J Gallagher & Co 5.45% 7/15/2034		162,000	168,012
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (o)		990,000	1,039,805
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)		1,185,000	1,179,272
Athene Holding Ltd 6.875% 6/28/2055 (g)		335,000	322,653
Baylor Scott & White Holdings 1.777% 11/15/2030		870,000	788,796
Baylor Scott & White Holdings 2.839% 11/15/2050		120,000	78,888
Berkshire Hathaway Fin Corp 2.5% 1/15/2051		355,000	214,203
Berkshire Hathaway Fin Corp 3.85% 3/15/2052		448,000	348,176
Berkshire Hathaway Fin Corp 4.2% 8/15/2048		195,000	164,352
Berkshire Hathaway Fin Corp 4.3% 5/15/2043		100,000	90,645
Brown & Brown Inc 2.375% 3/15/2031		130,000	116,798
Brown & Brown Inc 4.6% 12/23/2026		2,100,000	2,110,274
Brown & Brown Inc 4.9% 6/23/2030		100,000	101,656
Brown & Brown Inc 5.25% 6/23/2032		325,000	331,117
Brown & Brown Inc 5.55% 6/23/2035		405,000	413,204
Chubb INA Holdings LLC 1.55% 3/15/2028	EUR	4,600,000	5,342,358
Chubb INA Holdings LLC 4.15% 3/13/2043		100,000	87,691
Chubb INA Holdings LLC 6% 5/11/2037		238,000	260,997
CNA Financial Corp 3.9% 5/1/2029		1,400,000	1,390,184
CNA Financial Corp 5.125% 2/15/2034		115,000	116,696
CNO Global Funding 4.875% 12/10/2027 (o)		3,500,000	3,533,731
CNO Global Funding 4.95% 9/9/2029 (o)		3,915,000	3,985,162
CNO Global Funding 5.875% 6/4/2027 (o)		450,000	458,765
Corebridge Global Funding 4.65% 8/20/2027 (o)		1,100,000	1,110,285
Corebridge Global Funding 4.9% 8/21/2032 (o)		380,000	382,816
Equitable Financial Life Global Funding 4.875% 11/19/2027 (o)		8,400,000	8,530,769
Everest Reinsurance Holdings Inc 3.5% 10/15/2050		2,100,000	1,468,441
F&G Global Funding 5.875% 6/10/2027 (o)		3,000,000	3,046,686
Farmers Exchange Capital II 6.151% 11/1/2053 (g)(o)		1,000,000	986,440
Farmers Exchange Capital III 5.454% 10/15/2054 (g)(o)		3,335,000	3,141,565
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		12,846,000	12,184,073
Guardian Life Global Funding 4.179% 9/26/2029 (o)		190,000	190,935
Guardian Life Global Funding 5.737% 10/2/2028 (o)		200,000	209,068
Hartford Insurance Group Inc/The 2.8% 8/19/2029		147,000	141,432
HUB International Ltd 7.25% 6/15/2030 (o)		330,000	340,380
Jackson National Life Global Funding 5.35% 1/13/2030 (o)		6,100,000	6,286,199
Liberty Mutual Group Inc 4.125% 12/15/2051 (g)(o)		100,000	99,250
Liberty Mutual Group Inc 4.569% 2/1/2029 (o)		9,380,000	9,440,594
Lincoln National Corp 3.05% 1/15/2030		313,000	297,577
Lincoln National Corp 3.4% 1/15/2031		2,550,000	2,399,203
Lincoln National Corp 6.3% 10/9/2037		110,000	115,037
Markel Group Inc 3.5% 11/1/2027		169,000	167,417
Markel Group Inc 4.3% 11/1/2047		900,000	737,222
Marsh & McLennan Cos Inc 4.55% 11/8/2027		284,000	286,613
Marsh & McLennan Cos Inc 4.65% 3/15/2030		5,500,000	5,609,718
Marsh & McLennan Cos Inc 4.95% 3/15/2036		2,422,000	2,443,533
Marsh & McLennan Cos Inc 5.15% 3/15/2034		111,000	114,548
Marsh & McLennan Cos Inc 5.35% 11/15/2044		100,000	97,095
Marsh & McLennan Cos Inc 5.75% 11/1/2032		121,000	129,519
MassMutual Global Funding II 4.3% 10/22/2027 (o)		11,000,000	11,098,998
MassMutual Global Funding II 4.45% 3/27/2028 (o)		3,500,000	3,543,772
MetLife Inc 10.75% 8/1/2069		100,000	132,471
MetLife Inc 4.721% 12/15/2044 (g)		296,000	266,210
MetLife Inc 5% 7/15/2052		270,000	243,642
MetLife Inc 5.85% 3/15/2056 (g)		268,000	266,109
MetLife Inc 6.35% 3/15/2055 (g)		100,000	103,865
Metropolitan Life Global Funding I 2.4% 1/11/2032 (o)		1,960,000	1,762,582
Metropolitan Life Global Funding I 4.3% 8/25/2029 (o)		2,000,000	2,016,905
Metropolitan Life Global Funding I 5.15% 3/28/2033 (o)		920,000	956,564
Mutual of Omaha Cos Global Funding 4.75% 10/15/2029 (o)		1,600,000	1,628,887
Mutual of Omaha Cos Global Funding 5% 4/1/2030 (o)		2,100,000	2,159,502
Mutual of Omaha Cos Global Funding 5.35% 4/9/2027 (o)		3,250,000	3,294,183
New York Life Global Funding 3% 1/10/2028 (o)		107,000	105,613
New York Life Global Funding 5% 6/6/2029 (o)		3,500,000	3,616,902
New York Life Insurance Co 5.875% 5/15/2033 (o)		1,004,000	1,074,824
NLG Global Funding 4.35% 9/15/2030 (o)		5,400,000	5,396,559
Northwestern Mutual Global Funding 4.49% 3/21/2028 (o)		4,800,000	4,853,428
Northwestern Mutual Global Funding 5.16% 5/28/2031 (o)		280,000	292,128
Pacific Life Global Funding II 4.5% 8/28/2029 (o)		5,100,000	5,171,649
Panther Escrow Issuer LLC 7.125% 6/1/2031 (o)		290,000	295,030
Pricoa Global Funding I 4.4% 8/27/2027 (o)		6,200,000	6,257,216
Principal Financial Group Inc 4.111% 2/15/2028 (o)		388,000	388,027
Principal Life Global Funding II 4.8% 1/9/2028 (o)		11,500,000	11,670,586
Principal Life Global Funding II 4.95% 11/27/2029 (o)		7,500,000	7,679,971
Progressive Corp/The 3.7% 1/26/2045		167,000	131,922
Protective Life Global Funding 4.772% 12/9/2029 (o)		12,700,000	12,948,794
Protective Life Global Funding 5.215% 6/12/2029 (o)		3,000,000	3,096,899
Protective Life Global Funding 5.467% 12/8/2028 (o)		333,000	344,872
Prudential Financial Inc 3.905% 12/7/2047		231,000	178,026
Prudential Financial Inc 4.5% 9/15/2047 (g)		100,000	98,516
Prudential Financial Inc 5.125% 3/1/2052 (g)		148,000	145,440
Prudential Financial Inc 6.625% 12/1/2037		100,000	113,865
RGA Global Funding 5.448% 5/24/2029 (o)		2,000,000	2,076,141
Ryan Specialty LLC 4.375% 2/1/2030 (o)		165,000	160,500
Ryan Specialty LLC 5.875% 8/1/2032 (o)		275,000	277,078
Teachers Insurance & Annuity Association of America 3.3% 5/15/2050 (o)		1,220,000	848,221
Teachers Insurance & Annuity Association of America 4.27% 5/15/2047 (o)		43,000	36,037
Travelers Companies Inc/The 5.35% 11/1/2040		207,000	211,084
Unum Group 4% 6/15/2029		1,000,000	991,970
Unum Group 4.046% 8/15/2041 (o)		165,000	136,893
Unum Group 4.125% 6/15/2051		1,500,000	1,113,557
Unum Group 5.75% 8/15/2042		2,123,000	2,096,657
Western-Southern Global Funding 4.5% 7/16/2028 (o)		9,600,000	9,683,220
Willis North America Inc 4.65% 6/15/2027		100,000	100,656
			215,877,727
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty SR Inc 9% 10/15/2027 (o)		3,000,000	2,998,012
Arbor Realty Trust Inc 4.5% 3/15/2027 (o)		877,000	840,498
Arbor Realty Trust Inc 4.5% 9/1/2026 (o)		570,000	562,152
Arbor Realty Trust Inc 5% 4/30/2026		146,000	145,780
Great Ajax Operating Partnership LP 9.875% 9/1/2027 (o)		672,000	656,182
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		1,855,000	1,863,919
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		245,000	254,806
Starwood Property Trust Inc 7.25% 4/1/2029 (o)		435,000	455,817
			7,777,166
TOTAL FINANCIALS			1,747,352,389
Health Care - 0.9%
Biotechnology - 0.1%
AbbVie Inc 3.2% 11/21/2029		2,143,000	2,093,239
AbbVie Inc 4.05% 11/21/2039		8,968,000	8,117,697
AbbVie Inc 4.25% 11/14/2028		118,000	119,454
AbbVie Inc 4.25% 11/21/2049		515,000	433,308
AbbVie Inc 4.65% 3/15/2028		100,000	101,760
AbbVie Inc 4.7% 5/14/2045		4,915,000	4,512,833
AbbVie Inc 4.75% 3/15/2036		2,245,000	2,256,760
AbbVie Inc 4.875% 11/14/2048		228,000	210,674
AbbVie Inc 5.05% 3/15/2034		1,760,000	1,827,182
AbbVie Inc 5.2% 3/15/2035		320,000	333,876
AbbVie Inc 5.35% 3/15/2044		213,000	213,557
AbbVie Inc 5.4% 3/15/2054		235,000	230,789
Amgen Inc 2.3% 2/25/2031		100,000	91,917
Amgen Inc 2.45% 2/21/2030		2,000,000	1,886,748
Amgen Inc 3.15% 2/21/2040		155,000	124,721
Amgen Inc 3.2% 11/2/2027		1,000,000	991,089
Amgen Inc 3.35% 2/22/2032		305,000	290,708
Amgen Inc 4.05% 8/18/2029		259,000	260,346
Amgen Inc 4.2% 2/19/2031		145,000	145,429
Amgen Inc 4.663% 6/15/2051		475,000	414,695
Amgen Inc 4.85% 2/19/2036		95,000	95,514
Amgen Inc 4.875% 3/1/2053		1,724,000	1,540,777
Amgen Inc 5.15% 3/2/2028		3,970,000	4,065,602
Amgen Inc 5.25% 3/2/2030		4,630,000	4,831,650
Amgen Inc 5.5% 2/19/2046		191,000	190,042
Amgen Inc 5.6% 3/2/2043		3,512,000	3,589,365
Amgen Inc 5.65% 2/19/2056		50,000	49,904
Amgen Inc 5.65% 3/2/2053		1,480,000	1,477,363
Baxalta Inc 5.25% 6/23/2045		163,000	158,409
Biogen Inc 2.25% 5/1/2030		790,000	732,794
Biogen Inc 3.15% 5/1/2050		147,000	96,730
Gilead Sciences Inc 1.65% 10/1/2030		172,000	155,501
Gilead Sciences Inc 4.5% 2/1/2045		190,000	169,976
Gilead Sciences Inc 4.8% 11/15/2029		308,000	317,466
Gilead Sciences Inc 5.1% 6/15/2035		146,000	151,146
Gilead Sciences Inc 5.65% 12/1/2041		360,000	377,276
			42,656,297
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 4% 3/15/2031 (c)		729,000	728,423
Abbott Laboratories 4.3% 3/15/2033 (c)		729,000	728,274
Abbott Laboratories 4.65% 3/15/2036 (c)		2,714,000	2,714,818
Abbott Laboratories 4.75% 3/15/2038 (c)		729,000	726,835
Abbott Laboratories 5.5% 3/15/2056 (c)		729,000	731,506
Abbott Laboratories 5.6% 3/15/2066 (c)		729,000	729,329
AdaptHealth LLC 4.625% 8/1/2029 (o)		143,000	137,206
Avantor Funding Inc 3.875% 11/1/2029 (o)		135,000	128,878
Avantor Funding Inc 4.625% 7/15/2028 (o)		913,000	904,677
Bausch + Lomb Corp 8.375% 10/1/2028 (o)		69,000	71,501
Baxter International Inc 1.73% 4/1/2031		138,000	118,949
Baxter International Inc 5.65% 12/15/2035		927,000	942,646
Becton Dickinson & Co 2.823% 5/20/2030		187,000	177,861
Becton Dickinson & Co 3.7% 6/6/2027		231,000	230,173
Becton Dickinson & Co 4.874% 2/8/2029		1,250,000	1,280,810
GE HealthCare Technologies Inc 4.8% 1/15/2031		100,000	102,477
GE HealthCare Technologies Inc 5.5% 6/15/2035		100,000	104,728
GE HealthCare Technologies Inc 5.65% 11/15/2027		100,000	102,747
Hologic Inc 3.25% 2/15/2029 (o)		601,000	597,882
Hologic Inc 4.625% 2/1/2028 (o)		33,000	32,969
Insulet Corp 6.5% 4/1/2033 (o)		120,000	124,809
Medline Borrower LP 3.875% 4/1/2029 (o)		8,202,000	8,066,761
Medline Borrower LP 5.25% 10/1/2029 (o)		203,000	202,984
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		350,000	361,190
Medtronic Inc 4.375% 3/15/2035		129,000	127,721
Solventum Corp 5.45% 3/13/2031		208,000	218,184
Stryker Corp 3.375% 9/11/2032	EUR	2,300,000	2,752,608
Stryker Corp 4.25% 9/11/2029		2,200,000	2,226,900
Stryker Corp 4.625% 3/15/2046		115,000	104,220
Stryker Corp 5.2% 2/10/2035		1,750,000	1,817,025
Teleflex Inc 4.25% 6/1/2028 (o)		260,000	256,058
Zimmer Biomet Holdings Inc 5.5% 2/19/2035		855,000	894,793
			28,445,942
Health Care Providers & Services - 0.6%
Acadia Healthcare Co Inc 5% 4/15/2029 (o)		215,000	210,582
Acadia Healthcare Co Inc 7.375% 3/15/2033 (o)		100,000	103,235
Accendra Health Inc 4.5% 3/31/2029 (o)		255,000	161,679
Accendra Health Inc 6.625% 4/1/2030 (o)		134,000	64,472
Aetna Inc 4.5% 5/15/2042		6,000	5,214
Aetna Inc 4.75% 3/15/2044		95,000	83,663
AHS Hospital Corp 2.78% 7/1/2051		315,000	201,872
Ascension Health 2.532% 11/15/2029		295,000	281,271
Ascension Health 3.106% 11/15/2039		610,000	498,007
BayCare Health System Inc 3.831% 11/15/2050		2,320,000	1,841,702
Cardinal Health Inc 3.41% 6/15/2027		100,000	99,405
Cardinal Health Inc 4.5% 11/15/2044		100,000	87,133
Cardinal Health Inc 4.5% 9/15/2030		2,900,000	2,941,952
Cencora Inc 2.7% 3/15/2031		5,980,000	5,572,632
Cencora Inc 4.6% 2/13/2033		714,000	719,227
Cencora Inc 4.9% 2/13/2036		3,701,000	3,726,981
Cencora Inc 5.125% 2/15/2034		250,000	259,328
Cencora Inc 5.65% 2/13/2056		47,000	47,260
Centene Corp 2.45% 7/15/2028		9,865,000	9,298,043
Centene Corp 2.5% 3/1/2031		4,070,000	3,532,283
Centene Corp 2.625% 8/1/2031		11,006,000	9,535,316
Centene Corp 3% 10/15/2030		1,673,000	1,506,715
Centene Corp 3.375% 2/15/2030		6,720,000	6,231,415
Centene Corp 4.25% 12/15/2027		5,569,000	5,535,277
Centene Corp 4.625% 12/15/2029		11,062,000	10,793,927
Children's Health System of Texas 2.511% 8/15/2050		360,000	222,424
Children's Hospital Corp/The 4.115% 1/1/2047		265,000	227,691
CHS/Community Health Systems Inc 10.875% 1/15/2032 (o)		160,000	173,396
Cigna Group/The 2.375% 3/15/2031		1,938,000	1,776,276
Cigna Group/The 2.4% 3/15/2030		1,800,000	1,693,345
Cigna Group/The 3.2% 3/15/2040		2,554,000	2,041,201
Cigna Group/The 3.4% 3/15/2051		200,000	140,844
Cigna Group/The 4.375% 10/15/2028		3,850,000	3,889,938
Cigna Group/The 4.8% 7/15/2046		100,000	89,733
Cigna Group/The 5.25% 1/15/2036		3,160,000	3,245,605
Cigna Group/The 5.4% 3/15/2033		128,000	134,697
CommonSpirit Health 5.205% 12/1/2031		9,840,000	10,258,223
CVS Health Corp 1.3% 8/21/2027		400,000	385,126
CVS Health Corp 1.75% 8/21/2030		1,275,000	1,146,118
CVS Health Corp 1.875% 2/28/2031		2,692,000	2,399,793
CVS Health Corp 4.3% 3/25/2028		542,000	545,183
CVS Health Corp 4.78% 3/25/2038		1,650,000	1,576,567
CVS Health Corp 4.875% 7/20/2035		62,000	61,622
CVS Health Corp 5% 1/30/2029		1,480,000	1,518,991
CVS Health Corp 5.05% 3/25/2048		1,445,000	1,288,510
CVS Health Corp 5.125% 2/21/2030		2,746,000	2,832,289
CVS Health Corp 5.125% 7/20/2045		1,500,000	1,372,738
CVS Health Corp 5.3% 6/1/2033		100,000	103,675
CVS Health Corp 5.45% 9/15/2035		254,000	262,343
CVS Health Corp 5.55% 6/1/2031		147,000	155,101
CVS Health Corp 5.875% 6/1/2053		370,000	362,797
CVS Health Corp 6% 6/1/2044		214,000	217,291
CVS Health Corp 6.25% 6/1/2027		100,000	102,812
CVS Health Corp 6.75% 12/10/2054 (g)		655,000	681,315
CVS Health Corp 7% 3/10/2055 (g)		1,690,000	1,777,586
CVS Health Corp equipment trust certificate 5.773% 1/10/2033 (o)		6,394	6,560
DaVita Inc 3.75% 2/15/2031 (o)		1,961,000	1,832,540
DaVita Inc 4.625% 6/1/2030 (o)		887,000	868,308
DaVita Inc 6.75% 7/15/2033 (o)		495,000	513,950
DaVita Inc 6.875% 9/1/2032 (o)		130,000	135,081
Elevance Health Inc 3.6% 3/15/2051		100,000	72,006
Elevance Health Inc 3.65% 12/1/2027		1,260,000	1,255,075
Elevance Health Inc 4.101% 3/1/2028		2,001,000	2,006,742
Elevance Health Inc 4.375% 12/1/2047		100,000	83,663
Elevance Health Inc 4.625% 5/15/2042		1,770,000	1,610,672
Elevance Health Inc 4.65% 1/15/2043		100,000	90,380
Elevance Health Inc 4.95% 11/1/2031		7,265,000	7,473,731
Elevance Health Inc 5% 1/15/2036		840,000	844,685
Elevance Health Inc 5.2% 2/15/2035		2,590,000	2,663,032
Elevance Health Inc 5.65% 6/15/2054		139,000	135,726
Elevance Health Inc 5.85% 1/15/2036		143,000	152,158
Encompass Health Corp 4.625% 4/1/2031		46,000	45,160
Encompass Health Corp 4.75% 2/1/2030		406,000	403,866
HCA Inc 2.375% 7/15/2031		775,000	699,931
HCA Inc 3.5% 7/15/2051		553,000	381,728
HCA Inc 3.5% 9/1/2030		2,744,000	2,658,291
HCA Inc 4.125% 6/15/2029		8,390,000	8,398,231
HCA Inc 4.5% 2/15/2027		709,000	710,189
HCA Inc 4.6% 11/15/2032		1,192,000	1,193,939
HCA Inc 5.2% 6/1/2028		3,210,000	3,290,384
HCA Inc 5.25% 3/1/2030		405,000	420,339
HCA Inc 5.25% 6/15/2049		700,000	641,744
HCA Inc 5.45% 4/1/2031		1,567,000	1,640,948
HCA Inc 5.45% 9/15/2034		378,000	392,482
HCA Inc 5.5% 6/15/2047		90,000	85,802
HCA Inc 5.6% 4/1/2034		510,000	535,544
HCA Inc 5.625% 9/1/2028		5,149,000	5,313,255
HCA Inc 5.75% 3/1/2035		415,000	439,308
HCA Inc 5.9% 6/1/2053		100,000	98,471
HCA Inc 5.95% 9/15/2054		350,000	348,357
HCA Inc 6% 4/1/2054		354,000	354,273
HCA Inc 7.75% 7/15/2036		2,675,000	3,189,462
HealthEquity Inc 4.5% 10/1/2029 (o)		260,000	253,245
Humana Inc 5.375% 4/15/2031		200,000	206,115
Humana Inc 5.55% 5/1/2035		2,650,000	2,696,597
Icon Investments Six DAC 5.809% 5/8/2027		800,000	807,152
Kaiser Foundation Hospitals 2.81% 6/1/2041		5,570,000	4,229,283
Kaiser Foundation Hospitals 3.002% 6/1/2051		975,000	659,963
LifePoint Health Inc 11% 10/15/2030 (o)		100,000	108,612
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050		290,000	197,219
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042		350,000	344,263
Methodist Hospital/The 2.705% 12/1/2050		820,000	523,203
ModivCare Inc 10% 10/1/2029 pay-in-kind (l)(m)(o)(p)		1,115,100	11,151
Molina Healthcare Inc 3.875% 11/15/2030 (o)		100,000	91,093
Molina Healthcare Inc 3.875% 5/15/2032 (o)		155,000	136,894
Molina Healthcare Inc 6.25% 1/15/2033 (o)		1,430,000	1,406,714
Molina Healthcare Inc 6.5% 2/15/2031 (o)		275,000	275,879
New York and Presbyterian Hospital/The 4.024% 8/1/2045		600,000	511,016
NYU Langone Hospitals 4.368% 7/1/2047		810,000	715,643
OhioHealth Corp 2.297% 11/15/2031		8,505,000	7,765,017
Orlando Health Obligated Group 5.475% 10/1/2035		1,745,000	1,856,149
PeaceHealth Obligated Group 4.335% 11/15/2028		815,000	820,709
Piedmont Healthcare Inc 2.719% 1/1/2042		1,780,000	1,299,673
Piedmont Healthcare Inc 2.864% 1/1/2052		1,055,000	679,163
Providence St Joseph Health Obligated Group 2.532% 10/1/2029		2,405,000	2,276,767
Providence St Joseph Health Obligated Group 2.746% 10/1/2026		180,000	178,783
Quest Diagnostics Inc 4.625% 12/15/2029		4,830,000	4,938,858
Quest Diagnostics Inc 6.4% 11/30/2033		150,000	167,705
Sabra Health Care LP 3.2% 12/1/2031		8,620,000	7,971,837
Sentara Health 2.927% 11/1/2051		565,000	376,082
Stanford Health Care 3.027% 8/15/2051		680,000	464,138
Star Parent Inc 9% 10/1/2030 (o)		541,000	549,096
Sutter Health 4.091% 8/15/2048		780,000	644,263
Tenet Healthcare Corp 4.25% 6/1/2029		1,673,000	1,646,245
Tenet Healthcare Corp 4.375% 1/15/2030		440,000	431,982
Tenet Healthcare Corp 4.625% 6/15/2028		3,374,000	3,369,379
Tenet Healthcare Corp 5.125% 11/1/2027		2,545,000	2,546,482
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		260,000	263,232
Tenet Healthcare Corp 6.125% 6/15/2030		848,000	864,920
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		2,792,000	2,844,595
UnitedHealth Group Inc 2.75% 5/15/2040		955,000	720,657
UnitedHealth Group Inc 3.05% 5/15/2041		2,030,000	1,558,078
UnitedHealth Group Inc 3.25% 5/15/2051		3,742,000	2,562,500
UnitedHealth Group Inc 3.5% 8/15/2039		1,025,000	860,396
UnitedHealth Group Inc 3.75% 10/15/2047		32,000	24,590
UnitedHealth Group Inc 3.875% 8/15/2059		23,000	16,696
UnitedHealth Group Inc 3.95% 10/15/2042		17,000	14,242
UnitedHealth Group Inc 4.25% 4/15/2047		770,000	640,433
UnitedHealth Group Inc 4.25% 6/15/2048		575,000	474,937
UnitedHealth Group Inc 4.4% 6/15/2028		5,000,000	5,062,383
UnitedHealth Group Inc 4.5% 4/15/2033		4,285,000	4,279,678
UnitedHealth Group Inc 4.625% 11/15/2041		110,000	101,324
UnitedHealth Group Inc 4.8% 1/15/2030		6,450,000	6,634,624
UnitedHealth Group Inc 5.05% 4/15/2053		195,000	177,269
UnitedHealth Group Inc 5.5% 7/15/2044		4,505,000	4,487,186
UnitedHealth Group Inc 5.625% 7/15/2054		880,000	868,207
UnitedHealth Group Inc 5.7% 10/15/2040		656,000	686,570
UnitedHealth Group Inc 5.75% 7/15/2064		105,000	103,434
UnitedHealth Group Inc 5.8% 3/15/2036		820,000	880,070
UnitedHealth Group Inc 5.875% 2/15/2053		43,000	43,731
UnitedHealth Group Inc 6.875% 2/15/2038		48,000	55,685
UPMC 5.035% 5/15/2033		800,000	823,337
UPMC 5.377% 5/15/2043		655,000	655,249
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		130,000	130,041
			241,998,268
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (o)		470,000	469,491
IQVIA Inc 5.7% 5/15/2028		3,150,000	3,243,870
IQVIA Inc 6.25% 6/1/2032 (o)		1,510,000	1,553,301
IQVIA Inc 6.5% 5/15/2030 (o)		85,000	87,398
			5,354,060
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 2.3% 3/12/2031		1,245,000	1,136,934
Charles River Laboratories International Inc 3.75% 3/15/2029 (o)		557,000	536,088
Charles River Laboratories International Inc 4.25% 5/1/2028 (o)		175,000	172,672
Illumina Inc 4.65% 9/9/2026		4,500,000	4,514,988
Thermo Fisher Scientific Inc 2.8% 10/15/2041		620,000	466,450
Thermo Fisher Scientific Inc 4.55% 6/15/2033		251,000	253,851
Thermo Fisher Scientific Inc 4.902% 2/12/2036		236,000	240,092
			7,321,075
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (o)		1,590,000	1,644,271
Bristol-Myers Squibb Co 2.35% 11/13/2040		407,000	294,220
Bristol-Myers Squibb Co 3.4% 7/26/2029		270,000	266,221
Bristol-Myers Squibb Co 3.7% 3/15/2052		290,000	216,648
Bristol-Myers Squibb Co 3.9% 3/15/2062		260,000	191,942
Bristol-Myers Squibb Co 4.125% 6/15/2039		300,000	275,760
Bristol-Myers Squibb Co 4.35% 11/15/2047		77,000	65,956
Bristol-Myers Squibb Co 4.9% 2/22/2029		220,000	227,264
Bristol-Myers Squibb Co 5.1% 2/22/2031		100,000	104,586
Bristol-Myers Squibb Co 5.2% 2/22/2034		143,000	149,672
Bristol-Myers Squibb Co 5.5% 2/22/2044		298,000	304,701
Bristol-Myers Squibb Co 5.55% 2/22/2054		489,000	485,122
Elanco Animal Health Inc 6.65% 8/28/2028 (g)		1,693,000	1,760,046
Eli Lilly & Co 3.375% 3/15/2029		134,000	132,760
Eli Lilly & Co 4% 10/15/2028		4,400,000	4,441,200
Eli Lilly & Co 4.2% 8/14/2029		294,000	298,047
Eli Lilly & Co 4.6% 8/14/2034		3,266,000	3,316,270
Eli Lilly & Co 4.7% 2/27/2033		172,000	176,929
Eli Lilly & Co 4.7% 2/9/2034		3,179,000	3,252,556
Eli Lilly & Co 4.95% 2/27/2063		320,000	290,884
Eli Lilly & Co 5.05% 8/14/2054		332,000	314,093
Eli Lilly & Co 5.1% 2/9/2064		58,000	53,954
Endo Finance Holdings LP 8.5% 4/15/2031 (o)		100,000	106,279
Haleon US Capital LLC 3.375% 3/24/2027		250,000	248,790
Haleon US Capital LLC 3.625% 3/24/2032		1,305,000	1,257,397
Jazz Securities DAC 4.375% 1/15/2029 (o)		95,000	93,659
Johnson & Johnson 2.1% 9/1/2040		10,000	7,216
Johnson & Johnson 3.4% 1/15/2038		181,000	161,405
Johnson & Johnson 3.625% 3/3/2037		100,000	92,157
Johnson & Johnson 4.5% 12/5/2043		136,000	128,935
Johnson & Johnson 4.8% 6/1/2029		243,000	251,579
Johnson & Johnson 5.85% 7/15/2038		43,000	47,991
Merck & Co Inc 2.9% 12/10/2061		140,000	83,031
Merck & Co Inc 3.4% 3/7/2029		352,000	348,769
Merck & Co Inc 3.6% 9/15/2042		109,000	89,843
Merck & Co Inc 4% 3/7/2049		200,000	162,851
Merck & Co Inc 4.15% 3/15/2031		170,000	171,157
Merck & Co Inc 5.5% 3/15/2046		209,000	211,468
Merck & Co Inc 5.55% 12/4/2055		1,620,000	1,624,493
Merck & Co Inc 6.5% 12/1/2033 (p)		100,000	114,088
Merck & Co Inc 6.55% 9/15/2037		223,000	258,019
Mylan Inc 5.2% 4/15/2048		910,000	757,779
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (o)		690,000	677,349
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)		875,000	777,530
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (p)		200,000	193,526
Perrigo Finance Unlimited Co 6.125% 9/30/2032		270,000	264,189
Pfizer Inc 2.625% 4/1/2030		53,000	50,435
Pfizer Inc 3.9% 3/15/2039		86,000	77,473
Pfizer Inc 4.2% 11/15/2030		15,000	15,153
Pfizer Inc 4.2% 9/15/2048		114,000	95,942
Pfizer Inc 4.3% 6/15/2043		117,000	104,371
Pfizer Inc 4.4% 5/15/2044		280,000	254,478
Pfizer Inc 4.875% 11/15/2035		738,000	751,907
Pfizer Inc 5.6% 9/15/2040		251,000	264,602
Pfizer Inc 7.2% 3/15/2039		238,000	287,510
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028		499,000	506,346
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030		442,000	453,169
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053		475,000	454,801
Roche Holdings Inc 4.79% 3/8/2029 (o)		250,000	257,234
Royalty Pharma PLC 1.75% 9/2/2027		290,000	280,700
Royalty Pharma PLC 4.450% 3/25/2031		8,100,000	8,150,985
Royalty Pharma PLC 5.4% 9/2/2034		100,000	103,487
Takeda US Financing Inc 5.2% 7/7/2035		200,000	205,719
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,915,000	4,909,434
Utah Acquisition Sub Inc 5.25% 6/15/2046		695,000	585,514
Viatris Inc 2.3% 6/22/2027		120,000	117,038
Viatris Inc 3.85% 6/22/2040		12,410,000	9,770,230
Wyeth LLC 6.5% 2/1/2034		225,000	254,743
Zoetis Inc 2% 5/15/2030		173,000	159,809
Zoetis Inc 3% 9/12/2027		112,000	110,673
Zoetis Inc 4.15% 8/17/2028		6,100,000	6,146,428
Zoetis Inc 5% 8/17/2035		495,000	504,951
Zoetis Inc 5.6% 11/16/2032		141,000	151,208
			61,416,942
TOTAL HEALTH CARE			387,192,584
Industrials - 0.5%
Aerospace & Defense - 0.3%
ATI Inc 4.875% 10/1/2029		70,000	69,909
ATI Inc 5.875% 12/1/2027		348,000	348,133
Axon Enterprise Inc 6.125% 3/15/2030 (o)		345,000	355,566
Axon Enterprise Inc 6.25% 3/15/2033 (o)		145,000	150,295
Boeing Co 2.25% 6/15/2026		810,000	805,378
Boeing Co 3.25% 2/1/2035		3,280,000	2,924,021
Boeing Co 3.375% 6/15/2046		1,375,000	988,026
Boeing Co 3.55% 3/1/2038		1,335,000	1,147,477
Boeing Co 3.6% 5/1/2034		1,235,000	1,139,124
Boeing Co 3.625% 2/1/2031		500,000	485,671
Boeing Co 3.75% 2/1/2050		646,000	479,660
Boeing Co 3.9% 5/1/2049		1,785,000	1,364,571
Boeing Co 5.04% 5/1/2027		4,200,000	4,244,162
Boeing Co 5.15% 5/1/2030		10,838,000	11,225,346
Boeing Co 5.705% 5/1/2040		3,235,000	3,365,808
Boeing Co 5.805% 5/1/2050		1,395,000	1,400,636
Boeing Co 5.93% 5/1/2060		5,583,000	5,599,298
Boeing Co 6.259% 5/1/2027		524,000	536,805
Boeing Co 6.298% 5/1/2029		3,871,000	4,125,123
Boeing Co 6.388% 5/1/2031		1,417,000	1,548,882
Boeing Co 6.528% 5/1/2034		1,517,000	1,700,825
Boeing Co 7.008% 5/1/2064		2,743,000	3,180,453
BWX Technologies Inc 4.125% 4/15/2029 (o)		442,000	432,691
BWX Technologies Inc 4.125% 6/30/2028 (o)		220,000	217,889
Carpenter Technology Corp 5.625% 3/1/2034 (o)		180,000	183,542
HEICO Corp 5.25% 8/1/2028		1,220,000	1,255,705
Howmet Aerospace Inc 3.9% 4/15/2029 (c)		102,000	102,101
Howmet Aerospace Inc 4.75% 4/15/2036 (c)		102,000	102,319
Howmet Aerospace Inc 4.85% 10/15/2031		4,900,000	5,086,653
Huntington Ingalls Industries Inc 5.353% 1/15/2030		5,600,000	5,810,751
L3Harris Technologies Inc 5.25% 6/1/2031		107,000	112,122
L3Harris Technologies Inc 5.35% 6/1/2034		37,000	38,607
L3Harris Technologies Inc 5.4% 1/15/2027		3,030,000	3,070,165
L3Harris Technologies Inc 5.6% 7/31/2053		120,000	120,796
Lockheed Martin Corp 4.09% 9/15/2052		235,000	190,567
Lockheed Martin Corp 4.15% 6/15/2053		290,000	237,109
Lockheed Martin Corp 4.7% 5/15/2046		350,000	322,766
Lockheed Martin Corp 6.15% 9/1/2036		262,000	294,610
Moog Inc 4.25% 12/15/2027 (o)		360,000	359,000
Northrop Grumman Corp 4.03% 10/15/2047		98,000	80,397
Northrop Grumman Corp 4.75% 6/1/2043		645,000	606,252
Northrop Grumman Corp 4.95% 3/15/2053		74,000	68,028
RTX Corp 1.9% 9/1/2031		210,000	186,915
RTX Corp 3.03% 3/15/2052		200,000	132,976
RTX Corp 3.125% 5/4/2027		351,000	348,246
RTX Corp 3.125% 7/1/2050		187,000	128,518
RTX Corp 3.75% 11/1/2046		130,000	103,088
RTX Corp 4.05% 5/4/2047		110,000	90,864
RTX Corp 4.5% 6/1/2042		138,000	127,165
RTX Corp 4.8% 12/15/2043		100,000	93,636
RTX Corp 5.15% 2/27/2033		186,000	194,651
RTX Corp 5.375% 2/27/2053		126,000	122,908
RTX Corp 6.1% 3/15/2034		138,000	152,578
RTX Corp 6.4% 3/15/2054		100,000	111,746
RTX Corp 7.5% 9/15/2029		100,000	111,759
Textron Inc 2.45% 3/15/2031		3,245,000	2,977,394
Textron Inc 3% 6/1/2030		550,000	526,538
Textron Inc 4.95% 3/15/2036		925,000	929,738
TransDigm Inc 6% 1/15/2033 (o)		615,000	625,879
TransDigm Inc 6.125% 7/31/2034 (o)		65,000	66,023
TransDigm Inc 6.25% 1/31/2034 (o)		40,000	41,379
TransDigm Inc 6.375% 3/1/2029 (o)		830,000	851,788
TransDigm Inc 6.375% 5/31/2033 (o)		630,000	642,999
TransDigm Inc 6.625% 3/1/2032 (o)		610,000	631,955
TransDigm Inc 6.75% 1/31/2034 (o)		220,000	228,312
TransDigm Inc 6.75% 8/15/2028 (o)		100,000	101,750
TransDigm Inc 7.125% 12/1/2031 (o)		100,000	104,809
			75,510,853
Air Freight & Logistics - 0.0%
FedEx Corp 2.4% 5/15/2031		116,000	106,652
FedEx Corp 4.1% 2/1/2045		110,000	90,950
FedEx Corp 4.75% 11/15/2045		100,000	89,681
GXO Logistics Inc 6.25% 5/6/2029		800,000	844,599
Rand Parent LLC 8.5% 2/15/2030 (o)		290,000	302,505
United Parcel Service Inc 3.75% 11/15/2047		244,000	192,142
United Parcel Service Inc 5.3% 4/1/2050		186,000	180,700
			1,807,229
Building Products - 0.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (o)		135,000	136,029
Builders FirstSource Inc 4.25% 2/1/2032 (o)		975,000	929,877
Builders FirstSource Inc 5% 3/1/2030 (o)		210,000	208,446
Builders FirstSource Inc 6.375% 3/1/2034 (o)		100,000	103,001
Builders FirstSource Inc 6.75% 5/15/2035 (o)		190,000	198,277
Carlisle Cos Inc 2.2% 3/1/2032		1,890,000	1,671,299
Carlisle Cos Inc 5.25% 9/15/2035		1,200,000	1,238,401
Carrier Global Corp 2.7% 2/15/2031		167,000	156,471
Carrier Global Corp 5.9% 3/15/2034		2,541,000	2,749,128
Carrier Global Corp 6.2% 3/15/2054		392,000	431,380
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.375% 12/15/2030 (q)	EUR	200,000	245,175
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		1,697,000	1,756,387
Griffon Corp 5.75% 3/1/2028		431,000	430,775
JELD-WEN Inc 4.875% 12/15/2027 (o)		1,077,000	881,461
JH North America Holdings Inc 6.125% 7/31/2032 (o)		310,000	318,170
Masterbrand Inc 7% 7/15/2032 (o)		320,000	322,059
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (o)		515,000	519,275
Owens Corning 3.95% 8/15/2029		1,305,000	1,299,622
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		65,000	64,841
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		190,000	193,544
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		235,000	241,894
Standard Industries Inc/NY 3.375% 1/15/2031 (o)		412,000	380,300
Standard Industries Inc/NY 4.375% 7/15/2030 (o)		896,000	864,407
Standard Industries Inc/NY 4.75% 1/15/2028 (o)		3,618,000	3,606,699
			18,946,918
Commercial Services & Supplies - 0.0%
ACCO Brands Corp 4.25% 3/15/2029 (o)		462,000	425,023
ADT Security Corp/The 4.125% 8/1/2029 (o)		373,000	363,911
ADT Security Corp/The 4.875% 7/15/2032 (o)		263,000	255,130
Advocate Health & Hospitals Corp 3.387% 10/15/2049		510,000	378,459
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (o)		775,000	766,808
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (o)		805,000	837,886
Allied Universal Holdco LLC 7.875% 2/15/2031 (o)		100,000	105,651
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (o)		1,030,000	1,022,309
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (o)		520,000	515,062
Artera Services LLC 8.5% 2/15/2031 (o)		645,000	539,199
Brand Industrial Services Inc 10.375% 8/1/2030 (o)		160,000	149,419
Clean Harbors Inc 5.125% 7/15/2029 (o)		85,000	84,967
Clean Harbors Inc 5.75% 10/15/2033 (o)		130,000	133,073
Clean Harbors Inc 6.375% 2/1/2031 (o)		220,000	225,879
CoreCivic Inc 8.25% 4/15/2029		175,000	181,730
GEO Group Inc/The 10.25% 4/15/2031		100,000	107,368
GEO Group Inc/The 8.625% 4/15/2029		315,000	327,763
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (o)		105,000	105,378
GFL Environmental Inc 4% 8/1/2028 (o)		345,000	339,661
GFL Environmental Inc 4.75% 6/15/2029 (o)		513,000	509,675
GFL Environmental Inc 6.75% 1/15/2031 (o)		997,000	1,045,703
Neptune Bidco US Inc 10.375% 5/15/2031 (o)		91,000	91,846
Neptune Bidco US Inc 9.29% 4/15/2029 (o)		260,000	260,650
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		130,000	127,243
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (o)		525,000	516,671
Republic Services Inc 5% 11/15/2029		100,000	103,680
Rollins Inc 5.25% 2/24/2035		2,660,000	2,734,239
VT Topco Inc 8.5% 8/15/2030 (o)		734,000	729,172
Waste Management Inc 2% 6/1/2029		276,000	260,619
Waste Management Inc 4.625% 2/15/2030		220,000	225,241
Waste Pro USA Inc 7% 2/1/2033 (o)		100,000	104,075
Williams Scotsman Inc 4.625% 8/15/2028 (o)		120,000	119,322
Williams Scotsman Inc 6.625% 4/15/2030 (o)		240,000	248,651
Williams Scotsman Inc 6.625% 6/15/2029 (o)		800,000	826,358
Williams Scotsman Inc 7.375% 10/1/2031 (o)		260,000	272,208
			15,040,029
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		695,000	710,125
Dycom Industries Inc 4.5% 4/15/2029 (o)		492,000	484,448
MasTec Inc 5.9% 6/15/2029		610,000	640,250
MasTec Inc 6.625% 8/15/2029 (o)		43,000	43,439
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (o)		900,000	949,700
Quanta Services Inc 4.5% 1/15/2031		415,000	419,906
Quanta Services Inc 4.75% 8/9/2027		1,040,000	1,051,307
Quanta Services Inc 5.25% 8/9/2034		479,000	496,312
			4,795,487
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/2027 (o)		31,000	30,871
EnerSys 6.625% 1/15/2032 (o)		230,000	237,241
Regal Rexnord Corp 6.05% 4/15/2028		500,000	518,461
Regal Rexnord Corp 6.4% 4/15/2033		49,000	53,279
Sensata Technologies BV 4% 4/15/2029 (o)		105,000	102,775
Vertiv Group Corp 4.125% 11/15/2028 (o)		195,000	194,212
Vertiv Holdings Co 4.85% 3/15/2036		40,000	39,846
Vertiv Holdings Co 5.65% 3/15/2046		50,000	49,659
Vertiv Holdings Co 5.8% 3/15/2056		25,000	25,042
Vertiv Holdings Co 5.95% 3/15/2066		45,000	44,817
WESCO Distribution Inc 5.25% 4/15/2031 (o)		855,000	853,487
WESCO Distribution Inc 5.5% 4/15/2034 (o)		460,000	463,570
WESCO Distribution Inc 6.375% 3/15/2029 (o)		840,000	863,544
WESCO Distribution Inc 6.375% 3/15/2033 (o)		285,000	297,147
WESCO Distribution Inc 6.625% 3/15/2032 (o)		1,070,000	1,113,088
WESCO Distribution Inc 7.25% 6/15/2028 (o)		1,025,000	1,032,477
			5,919,516
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (o)		68,000	65,104
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (o)		328,000	327,562
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (o)		235,000	232,944
Burlington Northern Santa Fe LLC 3.55% 2/15/2050		325,000	242,746
Burlington Northern Santa Fe LLC 4.15% 4/1/2045		154,000	131,516
Burlington Northern Santa Fe LLC 4.375% 9/1/2042		73,000	65,721
Burlington Northern Santa Fe LLC 4.45% 1/15/2053		100,000	85,560
Burlington Northern Santa Fe LLC 4.9% 4/1/2044		100,000	95,250
Burlington Northern Santa Fe LLC 5.2% 4/15/2054		1,082,000	1,034,498
Burlington Northern Santa Fe LLC 5.4% 6/1/2041		117,000	120,414
Burlington Northern Santa Fe LLC 5.5% 3/15/2055		885,000	883,888
CSX Corp 3.35% 9/15/2049		113,000	81,325
CSX Corp 4.75% 5/30/2042		225,000	211,888
CSX Corp 6.15% 5/1/2037		1,575,000	1,749,175
Fedex Freight Holding Co Inc 4.65% 3/15/2031 (o)		1,850,000	1,860,160
Fedex Freight Holding Co Inc 5.25% 3/15/2036 (o)		1,135,000	1,131,489
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		560,000	577,212
Norfolk Southern Corp 3.942% 11/1/2047		126,000	100,916
Norfolk Southern Corp 3.95% 10/1/2042		100,000	84,631
Norfolk Southern Corp 4.05% 8/15/2052		167,000	131,525
Norfolk Southern Corp 5.55% 3/15/2034		100,000	106,444
Uber Technologies Inc 4.15% 1/15/2031		2,356,000	2,346,774
Uber Technologies Inc 4.8% 9/15/2034		4,265,000	4,277,365
Uber Technologies Inc 4.8% 9/15/2035		2,938,000	2,924,576
Uber Technologies Inc 5.35% 9/15/2054		90,000	85,824
Union Pacific Corp 2.4% 2/5/2030		244,000	230,717
Union Pacific Corp 3.5% 2/14/2053		190,000	137,271
Union Pacific Corp 3.6% 9/15/2037		1,148,000	1,036,555
Union Pacific Corp 3.7% 3/1/2029		421,000	420,050
Union Pacific Corp 3.95% 8/15/2059		110,000	83,330
Union Pacific Corp 3.95% 9/10/2028		110,000	110,503
Union Pacific Corp 4.05% 11/15/2045		163,000	135,975
XPO Inc 6.25% 6/1/2028 (o)		213,000	216,424
XPO Inc 7.125% 2/1/2032 (o)		850,000	890,786
XPO Inc 7.125% 6/1/2031 (o)		940,000	976,767
			23,192,885
Industrial Conglomerates - 0.0%
3M Co 3.05% 4/15/2030		100,000	96,354
3M Co 3.875% 6/15/2044		354,000	290,884
3M Co 4.8% 3/15/2030		100,000	102,819
Honeywell International Inc 1.1% 3/1/2027		102,000	99,374
Honeywell International Inc 4.5% 1/15/2034		100,000	100,558
Honeywell International Inc 4.65% 7/30/2027		100,000	101,246
Honeywell International Inc 4.95% 9/1/2031		100,000	104,504
Honeywell International Inc 5.25% 3/1/2054		330,000	317,508
Honeywell International Inc 5.7% 3/15/2037		118,000	127,724
			1,340,971
Machinery - 0.1%
Allison Transmission Inc 3.75% 1/30/2031 (o)		366,000	348,160
Allison Transmission Inc 4.75% 10/1/2027 (o)		7,000	6,992
Allison Transmission Inc 5.875% 12/1/2033 (o)		255,000	260,411
Allison Transmission Inc 5.875% 6/1/2029 (o)		361,000	364,755
Beach Acquisition Bidco LLC 5.3% 7/15/2032 (q)	EUR	100,000	121,219
Caterpillar Financial Services Corp 4.4% 10/15/2027		4,000,000	4,045,191
Caterpillar Financial Services Corp 4.85% 2/27/2029		189,000	195,100
Caterpillar Inc 3.803% 8/15/2042		72,000	61,547
Caterpillar Inc 5.2% 5/15/2035		124,000	129,904
Chart Industries Inc 7.5% 1/1/2030 (o)		959,000	996,221
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (o)		5,000	5,139
Eaton Corp 4.15% 11/2/2042		73,000	64,679
Enpro Inc 6.125% 6/1/2033 (o)		185,000	190,929
Esab Corp 6.25% 4/15/2029 (o)		443,000	454,101
Flowserve Corp 2.8% 1/15/2032		405,000	368,044
IDEX Corp 4.95% 9/1/2029		2,190,000	2,249,151
Oregon Tool Lux LP 7.875% 10/15/2029 (l)(o)		298,350	128,291
Parker-Hannifin Corp 4.25% 9/15/2027		100,000	100,629
Pentair Finance Sarl 4.5% 7/1/2029		9,495,000	9,586,743
Terex Corp 5% 5/15/2029 (o)		200,000	199,669
Terex Corp 6.25% 10/15/2032 (o)		265,000	272,915
Trinity Industries Inc 7.75% 7/15/2028 (o)		325,000	334,370
Wabash National Corp 4.5% 10/15/2028 (o)		295,000	271,745
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026		1,490,000	1,484,588
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (p)		10,335,000	10,496,239
			32,736,732
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (o)		80,000	81,534
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031		297,042	290,248
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (o)		45,169	45,230
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (o)		2,515,520	2,543,962
Delta Air Lines 2020-1 Class A Pass Through Trust equipment trust certificate 2% 12/10/2029		204,696	196,239
JetBlue 2020-1 Class A Pass Through Trust 4% 5/15/2034		134,563	128,735
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (o)		355,000	360,767
JetBlue Airways Corp equipment trust certificate 2.75% 11/15/2033		1,295,216	1,174,703
Southwest Airlines Co 4.375% 11/15/2028		1,035,000	1,043,862
Southwest Airlines Co 5.125% 6/15/2027		5,340,000	5,402,624
Spirit Airlines Pass Through Trust 2015-1A equipment trust certificate 4.1% 10/1/2029		466,662	449,750
United Airlines 2014-2 Class B Pass Through Trust equipment trust certificate 3.75% 3/3/2028		141,165	140,876
United Airlines 2018-1 Class AA Pass Through Trust 3.5% 9/1/2031		743,631	733,062
United Airlines 2019-2 Class AA Pass Through Trust 2.7% 11/1/2033		365,681	342,706
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037		2,149,082	2,280,279
United Airlines 2024-1 Class A Pass Through Trust equipment trust certificate 5.45% 8/15/2038		578,883	605,344
United Airlines Holdings Inc 4.875% 3/1/2029		1,075,000	1,082,393
United Airlines Holdings Inc 5.375% 3/1/2031		1,675,000	1,705,305
United Airlines Inc 4.625% 4/15/2029 (o)		905,000	904,317
			19,511,936
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (o)		185,000	193,849
Booz Allen Hamilton Inc 3.875% 9/1/2028 (o)		466,000	458,870
CACI International Inc 6.375% 6/15/2033 (o)		240,000	247,078
Equifax Inc 2.35% 9/15/2031		250,000	223,950
Equifax Inc 4.8% 9/15/2029		4,000,000	4,072,094
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (o)		283,000	262,305
Jacobs Solutions Inc 4.75% 3/3/2031		3,250,000	3,254,946
Leidos Inc 4.1% 3/15/2029 (c)		170,000	170,435
Leidos Inc 5% 3/15/2036 (c)		192,000	191,550
Leidos Inc 5.4% 3/15/2032		987,000	1,029,693
Paychex Inc 5.1% 4/15/2030		440,000	449,352
Paychex Inc 5.35% 4/15/2032		613,000	628,664
Paychex Inc 5.6% 4/15/2035		480,000	492,070
Science Applications International Corp 5.875% 11/1/2033 (o)		310,000	308,089
TriNet Group Inc 7.125% 8/15/2031 (o)		265,000	257,090
Verisk Analytics Inc 4.45% 3/15/2031		1,155,000	1,160,626
			13,400,661
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.125% 12/1/2030		123,000	115,688
Air Lease Corp 5.3% 6/25/2026		3,000,000	3,010,557
Air Lease Corp 5.85% 12/15/2027		970,000	998,988
Alta Equipment Group Inc 9% 6/1/2029 (o)		1,020,000	963,092
Dcli Bidco LLC 7.75% 11/15/2029 (o)		1,075,000	1,102,581
EquipmentShare.com Inc 9% 5/15/2028 (o)		100,000	104,742
Ferguson Enterprises Inc 5% 10/3/2034		840,000	853,361
FTAI Aviation Investors LLC 5.875% 4/15/2033 (o)		180,000	182,541
FTAI Aviation Investors LLC 7% 5/1/2031 (o)		100,000	104,988
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		230,000	241,432
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		140,000	148,138
GATX Corp 6.05% 3/15/2034		141,000	153,092
Herc Holdings Inc 5.75% 3/15/2031 (o)		1,720,000	1,743,600
Herc Holdings Inc 6% 3/15/2034 (o)		265,000	266,413
Herc Holdings Inc 6.625% 6/15/2029 (o)		150,000	154,874
Herc Holdings Inc 7% 6/15/2030 (o)		1,356,000	1,420,976
Herc Holdings Inc 7.25% 6/15/2033 (o)		595,000	628,955
QXO Building Products Inc 6.75% 4/30/2032 (o)		180,000	186,429
United Rentals North America Inc 3.75% 1/15/2032		1,085,000	1,023,941
United Rentals North America Inc 3.875% 2/15/2031		300,000	289,033
United Rentals North America Inc 4% 7/15/2030		195,000	189,730
United Rentals North America Inc 4.875% 1/15/2028		1,800,000	1,798,953
United Rentals North America Inc 5.375% 11/15/2033 (o)		655,000	660,341
United Rentals North America Inc 6.125% 3/15/2034 (o)		1,180,000	1,236,147
			17,578,592
Transportation Infrastructure - 0.0%
Star Leasing Co LLC 7.625% 2/15/2030 (o)		3,060,000	2,909,943
TOTAL INDUSTRIALS			232,691,752
Information Technology - 0.8%
Communications Equipment - 0.0%
Cisco Systems Inc 4.55% 2/24/2028		200,000	203,141
Cisco Systems Inc 5.05% 2/26/2034		230,000	238,723
Cisco Systems Inc 5.1% 2/24/2035		100,000	103,789
Cisco Systems Inc 5.5% 1/15/2040		198,000	207,876
Motorola Solutions Inc 4.6% 2/23/2028		1,075,000	1,086,629
Motorola Solutions Inc 5.4% 4/15/2034		1,875,000	1,959,792
Motorola Solutions Inc 5.6% 6/1/2032		128,000	135,940
Viasat Inc 5.625% 4/15/2027 (o)		100,000	99,815
			4,035,705
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 2.8% 2/15/2030		1,225,000	1,172,322
Amphenol Corp 4.625% 2/15/2036		67,000	66,590
Amphenol Corp 5.05% 4/5/2027		100,000	101,305
Amphenol Corp 5.25% 4/5/2034		112,000	117,324
Arrow Electronics Inc 5.15% 8/21/2029		4,000,000	4,103,873
Coherent Corp 5% 12/15/2029 (o)		883,000	883,476
Corning Inc 5.35% 11/15/2048		146,000	145,080
Corning Inc 5.75% 8/15/2040		266,000	282,303
Dell International LLC / EMC Corp 4.15% 2/15/2029		2,377,000	2,385,507
Dell International LLC / EMC Corp 4.5% 2/15/2031		4,798,000	4,821,297
Dell International LLC / EMC Corp 4.75% 10/6/2032		3,136,000	3,165,336
Dell International LLC / EMC Corp 5% 4/1/2030		1,750,000	1,799,804
Dell International LLC / EMC Corp 5.1% 2/15/2036		5,100,000	5,118,763
Dell International LLC / EMC Corp 5.4% 4/15/2034		113,000	116,988
Dell International LLC / EMC Corp 8.1% 7/15/2036		190,000	231,038
Dell International LLC / EMC Corp 8.35% 7/15/2046		125,000	159,844
Imola Merger Corp 4.75% 5/15/2029 (o)		677,000	665,528
Insight Enterprises Inc 6.625% 5/15/2032 (o)		410,000	411,027
Lightning Power LLC 7.25% 8/15/2032 (o)		295,000	313,190
Sensata Technologies Inc 3.75% 2/15/2031 (o)		156,000	147,070
Sensata Technologies Inc 4.375% 2/15/2030 (o)		225,000	220,706
Sensata Technologies Inc 6.625% 7/15/2032 (o)		600,000	628,073
TD SYNNEX Corp 1.75% 8/9/2026		6,930,000	6,854,875
TD SYNNEX Corp 4.3% 1/17/2029		3,305,000	3,305,801
TD SYNNEX Corp 6.1% 4/12/2034		300,000	317,989
TTM Technologies Inc 4% 3/1/2029 (o)		265,000	257,170
			37,792,279
IT Services - 0.3%
Accenture Capital Inc 4.25% 10/4/2031		3,330,000	3,342,514
ASGN Inc 4.625% 5/15/2028 (o)		70,000	67,879
Beignet Investor LLC 6.581% 5/30/2049 (o)		83,420,000	88,602,202
CDW LLC / CDW Finance Corp 3.276% 12/1/2028		740,000	722,332
CDW LLC / CDW Finance Corp 5.1% 3/1/2030		5,670,000	5,758,331
Cogent Communications Group LLC / Cogent Finance Inc 6.5% 7/1/2032 (o)		100,000	88,592
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		320,000	314,124
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		75,000	73,716
CoreWeave Inc 9% 2/1/2031 (o)		985,000	950,393
CoreWeave Inc 9.25% 6/1/2030 (o)		1,380,000	1,351,641
Gartner Inc 3.625% 6/15/2029 (o)		4,548,000	4,309,757
Gartner Inc 3.75% 10/1/2030 (o)		5,515,000	5,099,753
Gartner Inc 4.5% 7/1/2028 (o)		2,754,000	2,715,069
Gartner Inc 4.95% 3/20/2031		3,300,000	3,254,041
Genpact Luxembourg SARL/Genpact USA Inc 1.75% 4/10/2026		960,000	956,987
Genpact Luxembourg SARL/Genpact USA Inc 6% 6/4/2029		2,875,000	2,985,208
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		465,000	435,019
IBM Corporation 4.25% 5/15/2049		225,000	182,459
IBM Corporation 4.65% 2/10/2028		100,000	101,566
IBM Corporation 4.95% 2/3/2036		364,000	364,709
IBM Corporation 5.6% 11/30/2039		221,000	230,016
IBM Corporation 6.22% 8/1/2027		272,000	281,135
			122,187,443
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 5.875% 10/1/2033 (o)		185,000	188,781
Analog Devices Inc 4.25% 6/15/2028		95,000	96,080
Broadcom Inc 1.95% 2/15/2028		1,620,000	1,566,074
Broadcom Inc 2.45% 2/15/2031		15,073,000	13,932,626
Broadcom Inc 2.6% 2/15/2033		6,229,000	5,544,967
Broadcom Inc 3.137% 11/15/2035 (o)		4,483,000	3,919,731
Broadcom Inc 3.187% 11/15/2036 (o)		3,757,000	3,241,067
Broadcom Inc 3.419% 4/15/2033		5,107,000	4,783,463
Broadcom Inc 3.469% 4/15/2034		3,677,000	3,402,364
Broadcom Inc 3.5% 2/15/2041		11,980,000	9,924,049
Broadcom Inc 4% 4/15/2029 (o)		2,785,000	2,793,285
Broadcom Inc 4.2% 10/15/2030		1,000,000	1,005,608
Broadcom Inc 4.35% 2/15/2030		8,740,000	8,848,498
Broadcom Inc 4.6% 7/15/2030		1,400,000	1,431,461
Broadcom Inc 4.8% 10/15/2034		216,000	218,402
Broadcom Inc 4.8% 2/15/2036		758,000	759,871
Broadcom Inc 4.9% 7/15/2032		4,755,000	4,897,514
Broadcom Inc 5.05% 4/15/2030		720,000	746,310
Broadcom Inc 5.05% 7/12/2027		237,000	240,930
Broadcom Inc 5.05% 7/12/2029		6,747,000	6,981,023
Broadcom Inc 5.15% 11/15/2031		470,000	492,137
Broadcom Inc 5.2% 4/15/2032		10,000	10,460
Entegris Inc 3.625% 5/1/2029 (o)		329,000	315,779
Entegris Inc 4.375% 4/15/2028 (o)		245,000	242,905
Entegris Inc 4.75% 4/15/2029 (o)		100,000	100,083
Entegris Inc 5.95% 6/15/2030 (o)		838,000	854,539
Foundry JV Holdco LLC 5.5% 1/25/2031 (o)		2,675,000	2,791,439
Foundry JV Holdco LLC 6.15% 1/25/2032 (o)		1,600,000	1,716,272
Foundry JV Holdco LLC 6.25% 1/25/2035 (o)		1,125,000	1,211,270
Intel Corp 1.6% 8/12/2028		2,000,000	1,892,098
Intel Corp 2% 8/12/2031		1,166,000	1,033,307
Intel Corp 2.8% 8/12/2041		390,000	277,717
Intel Corp 3.15% 5/11/2027		228,000	225,786
Intel Corp 3.25% 11/15/2049		1,355,000	887,111
Intel Corp 3.75% 8/5/2027		280,000	279,091
Intel Corp 3.9% 3/25/2030		100,000	98,849
Intel Corp 4.1% 5/11/2047		400,000	308,952
Intel Corp 4.25% 12/15/2042		105,000	86,866
Intel Corp 4.9% 7/29/2045		123,000	107,836
Intel Corp 4.9% 8/5/2052		215,000	181,432
Intel Corp 5.125% 2/10/2030		100,000	103,228
Intel Corp 5.15% 2/21/2034		148,000	151,378
Intel Corp 5.6% 2/21/2054		155,000	146,381
Intel Corp 5.625% 2/10/2043		97,000	95,057
Intel Corp 5.7% 2/10/2053		170,000	161,456
KLA Corp 3.3% 3/1/2050		252,000	178,944
KLA Corp 4.65% 7/15/2032		130,000	133,322
KLA Corp 4.7% 2/1/2034		23,000	23,351
Marvell Technology Inc 4.75% 7/15/2030		145,000	147,826
Marvell Technology Inc 5.45% 7/15/2035		613,000	638,154
Marvell Technology Inc 5.75% 2/15/2029		1,467,000	1,533,012
Micron Technology Inc 6.05% 11/1/2035		1,075,000	1,167,752
MKS Inc 4.25% 2/15/2034 (q)	EUR	200,000	236,337
ON Semiconductor Corp 3.875% 9/1/2028 (o)		321,000	314,230
Qnity Electronics Inc 5.75% 8/15/2032 (o)		850,000	869,692
Qnity Electronics Inc 6.25% 8/15/2033 (o)		205,000	212,851
QUALCOMM Inc 4.3% 5/20/2047		292,000	247,942
QUALCOMM Inc 4.75% 5/20/2032		213,000	218,945
QUALCOMM Inc 5% 5/20/2035		66,000	67,715
Synaptics Inc 4% 6/15/2029 (o)		290,000	279,776
Texas Instruments Inc 3.875% 3/15/2039		165,000	149,097
Texas Instruments Inc 4.5% 5/23/2030		283,000	288,866
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (g)(o)		59,286	63,364
			95,064,709
Software - 0.3%
AppLovin Corp 5.125% 12/1/2029		3,800,000	3,880,740
AppLovin Corp 5.375% 12/1/2031		10,403,000	10,722,130
AppLovin Corp 5.95% 12/1/2054		972,000	934,003
Clarivate Science Holdings Corp 3.875% 7/1/2028 (o)		492,000	460,174
Cloud Software Group Inc 6.5% 3/31/2029 (o)		270,000	264,783
Cloud Software Group Inc 8.25% 6/30/2032 (o)		312,000	312,261
Cloud Software Group Inc 9% 9/30/2029 (o)		525,000	514,106
Crowdstrike Holdings Inc 3% 2/15/2029		200,000	189,922
Elastic NV 4.125% 7/15/2029 (o)		780,000	736,927
Ellucian Holdings Inc 6.5% 12/1/2029 (o)		140,000	137,286
Fair Isaac Corp 4% 6/15/2028 (o)		500,000	489,503
Fair Isaac Corp 6% 5/15/2033 (o)		435,000	439,687
Fiserv Funding ULC 3.5% 6/15/2032	EUR	410,000	478,016
Gen Digital Inc 6.25% 4/1/2033 (o)		565,000	562,284
Gen Digital Inc 6.75% 9/30/2027 (o)		100,000	100,761
Intuit Inc 1.35% 7/15/2027		200,000	193,464
Intuit Inc 1.65% 7/15/2030		110,000	99,305
Microsoft Corp 2.525% 6/1/2050		266,000	165,620
Microsoft Corp 2.675% 6/1/2060		465,000	269,216
Microsoft Corp 2.921% 3/17/2052		1,533,000	1,021,270
Microsoft Corp 4% 2/12/2055		17,000	13,755
Microsoft Corp 5.2% 6/1/2039		325,000	344,351
NCR Voyix Corp 5% 10/1/2028 (o)		422,000	414,659
NCR Voyix Corp 5.125% 4/15/2029 (o)		245,000	240,385
Oracle Corp 2.3% 3/25/2028		1,500,000	1,437,770
Oracle Corp 2.95% 4/1/2030		2,380,000	2,214,885
Oracle Corp 3.6% 4/1/2040		90,000	68,013
Oracle Corp 3.6% 4/1/2050		540,000	337,785
Oracle Corp 3.65% 3/25/2041		255,000	189,391
Oracle Corp 3.8% 11/15/2037		1,130,000	929,332
Oracle Corp 3.9% 5/15/2035		106,000	93,018
Oracle Corp 3.95% 3/25/2051		252,000	166,813
Oracle Corp 4% 11/15/2047		214,000	147,560
Oracle Corp 4% 7/15/2046		415,000	289,505
Oracle Corp 4.1% 3/25/2061		429,000	274,609
Oracle Corp 4.125% 5/15/2045		1,025,000	740,322
Oracle Corp 4.2% 9/27/2029		8,000,000	7,901,739
Oracle Corp 4.375% 5/15/2055		2,243,000	1,550,377
Oracle Corp 4.45% 9/26/2030		1,988,000	1,949,738
Oracle Corp 4.7% 9/27/2034		271,000	254,675
Oracle Corp 4.8% 8/3/2028		13,720,000	13,868,066
Oracle Corp 4.8% 9/26/2032		2,982,000	2,913,787
Oracle Corp 4.95% 2/4/2031		203,000	202,584
Oracle Corp 5.2% 9/26/2035		5,640,000	5,450,230
Oracle Corp 5.25% 2/3/2032		287,000	288,115
Oracle Corp 5.35% 5/4/2033		135,000	135,455
Oracle Corp 5.375% 9/27/2054		31,000	25,097
Oracle Corp 5.7% 2/4/2036		7,219,000	7,223,043
Oracle Corp 5.875% 9/26/2045		1,800,000	1,630,917
Oracle Corp 5.95% 9/26/2055		4,850,000	4,267,969
Oracle Corp 6% 8/3/2055		2,973,000	2,618,941
Oracle Corp 6.1% 9/26/2065		3,028,000	2,623,836
Oracle Corp 6.125% 8/3/2065		1,326,000	1,152,142
Oracle Corp 6.55% 2/4/2046		2,657,000	2,589,118
Oracle Corp 6.7% 2/4/2056		6,118,000	5,932,993
Oracle Corp 6.85% 2/4/2066		2,640,000	2,529,155
RingCentral Inc 8.5% 8/15/2030 (o)		378,000	396,914
Roper Technologies Inc 1.75% 2/15/2031		200,000	175,691
Roper Technologies Inc 4.45% 9/15/2030		385,000	387,300
Roper Technologies Inc 4.75% 2/15/2032		160,000	161,419
Roper Technologies Inc 4.9% 10/15/2034		630,000	626,200
Salesforce Inc 1.95% 7/15/2031		121,000	107,601
Salesforce Inc 2.7% 7/15/2041		580,000	411,953
Servicenow Inc 1.4% 9/1/2030		1,005,000	890,268
SS&C Technologies Inc 5.5% 9/30/2027 (o)		976,000	974,532
Synopsys Inc 4.65% 4/1/2028		226,000	228,878
Synopsys Inc 4.85% 4/1/2030		7,150,000	7,321,394
Synopsys Inc 5% 4/1/2032		3,700,000	3,814,943
Synopsys Inc 5.7% 4/1/2055		750,000	749,566
UKG Inc 6.875% 2/1/2031 (o)		415,000	402,612
VMware LLC 1.8% 8/15/2028		2,360,000	2,244,254
Workday Inc 3.5% 4/1/2027		405,000	402,807
Workday Inc 3.7% 4/1/2029		1,110,000	1,091,998
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (o)		2,745,000	3,126,313
			118,496,231
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 1.2% 2/8/2028		47,000	44,962
Apple Inc 1.25% 8/20/2030		673,000	604,128
Apple Inc 2.65% 2/8/2051		639,000	403,229
Apple Inc 2.7% 8/5/2051		972,000	618,183
Apple Inc 2.8% 2/8/2061		312,000	185,693
Apple Inc 2.95% 9/11/2049		100,000	68,298
Apple Inc 3.45% 2/9/2045		493,000	390,425
Apple Inc 3.75% 11/13/2047		29,000	23,303
Apple Inc 3.85% 8/4/2046		314,000	259,184
Apple Inc 3.95% 8/8/2052		115,000	92,646
Hewlett Packard Enterprise Co 4.85% 10/15/2031		195,000	197,749
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (g)		100,000	108,401
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (g)		38,000	39,032
HP Inc 6% 9/15/2041		116,000	116,339
Seagate Data Storage Technology Pte Ltd 3.125% 7/15/2029 (o)		64,000	57,040
Seagate Data Storage Technology Pte Ltd 4.091% 6/1/2029 (o)		106,000	103,961
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (o)		106,000	100,957
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (o)		125,000	128,644
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (o)		888,000	936,982
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (o)		12,000	12,623
Seagate Data Storage Technology Pte Ltd 9.625% 12/1/2032 (o)		115,000	128,991
Xerox Corp 10.25% 10/15/2030 (o)		100,000	72,000
Xerox Holdings Corp 8.875% 11/30/2029 (o)		180,000	51,353
			4,744,123
TOTAL INFORMATION TECHNOLOGY			382,320,490
Materials - 0.3%
Chemicals - 0.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (g)(o)		158,015	136,683
Avient Corp 7.125% 8/1/2030 (o)		342,000	352,421
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (o)		360,000	378,457
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (o)		240,000	239,588
Axalta Coating Systems LLC 3.375% 2/15/2029 (o)		385,000	371,359
Celanese US Holdings LLC 6.5% 4/15/2030		190,000	194,668
Celanese US Holdings LLC 6.75% 4/15/2033		335,000	343,476
Celanese US Holdings LLC 6.85% 11/15/2028 (g)		2,810,000	2,957,089
Celanese US Holdings LLC 6.879% 7/15/2032 (g)		400,000	421,687
Celanese US Holdings LLC 7% 2/15/2031		700,000	721,072
Celanese US Holdings LLC 7.05% 11/15/2030 (g)		3,406,000	3,631,396
Celanese US Holdings LLC 7.2% 11/15/2033 (g)		1,991,000	2,139,023
Celanese US Holdings LLC 7.375% 2/15/2034		1,000,000	1,027,315
CF Industries Inc 4.95% 6/1/2043		422,000	387,555
CF Industries Inc 5.3% 11/26/2035		1,640,000	1,668,313
Chemours Co/The 4.625% 11/15/2029 (o)		410,000	388,356
Chemours Co/The 5.75% 11/15/2028 (o)		403,000	405,344
Chemours Co/The 7.875% 3/15/2034 (c)(o)		95,000	94,881
Dow Chemical Co/The 4.25% 10/1/2034		101,000	93,385
Dow Chemical Co/The 4.375% 11/15/2042		187,000	147,997
Dow Chemical Co/The 5.55% 11/30/2048		110,000	96,921
DuPont de Nemours Inc 4.725% 11/15/2028 (o)		2,423,000	2,456,933
DuPont de Nemours Inc 5.319% 11/15/2038		101,000	102,536
Ecolab Inc 1.3% 1/30/2031		176,000	155,002
EIDP Inc 4.8% 5/15/2033		255,000	258,123
Element Solutions Inc 3.875% 9/1/2028 (o)		186,000	182,837
FMC Corp 8.45% 11/1/2055 (g)		100,000	65,777
International Flavors & Fragrances Inc 2.3% 11/1/2030 (o)		3,430,000	3,127,895
LSB Industries Inc 6.25% 10/15/2028 (o)		120,000	120,628
LYB International Finance BV 5.25% 7/15/2043		118,000	103,362
LYB International Finance II BV 3.5% 3/2/2027		105,000	104,598
LYB International Finance III LLC 3.8% 10/1/2060		100,000	63,181
LYB International Finance III LLC 5.875% 1/15/2036		100,000	101,099
Methanex US Operations Inc 6.25% 3/15/2032 (o)		215,000	222,526
Olin Corp 6.625% 4/1/2033 (o)		260,000	253,883
Olympus Water US Holding Corp 6.125% 2/15/2033 (q)	EUR	100,000	119,344
Olympus Water US Holding Corp 6.25% 10/1/2029 (o)		200,000	195,520
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)		125,000	123,051
Scih Salt Hldgs Inc 6.625% 5/1/2029 (o)		190,000	189,525
Scotts Miracle-Gro Co/The 4% 4/1/2031		2,921,000	2,761,685
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		625,000	593,959
Scotts Miracle-Gro Co/The 4.5% 10/15/2029		585,000	578,627
Scotts Miracle-Gro Co/The 5.25% 12/15/2026		59,000	58,943
Sherwin-Williams Co/The 3.45% 6/1/2027		102,000	101,494
Solstice Advanced Materials Inc 5.625% 9/30/2033 (o)		1,050,000	1,061,362
Westlake Corp 2.875% 8/15/2041		107,000	75,735
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		95,000	91,004
WR Grace Holdings LLC 6.625% 8/15/2032 (o)		385,000	389,476
WR Grace Holdings LLC 7% 8/1/2033 (o)		90,000	91,634
WR Grace Holdings LLC 7.375% 3/1/2031 (o)		195,000	200,182
			30,146,907
Construction Materials - 0.0%
Amrize Finance US LLC 4.7% 4/7/2028		3,000,000	3,046,443
Amrize Finance US LLC 4.95% 4/7/2030		8,000,000	8,230,641
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (o)		598,000	597,857
Knife River Corp 7.75% 5/1/2031 (o)		357,000	372,181
Martin Marietta Materials Inc 2.4% 7/15/2031		1,100,000	1,000,586
Martin Marietta Materials Inc 5.15% 12/1/2034		1,445,000	1,491,572
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		2,380,000	2,473,530
Quikrete Holdings Inc 6.75% 3/1/2033 (o)		240,000	249,469
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (o)		565,000	565,762
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		225,000	239,036
VM Consolidated Inc 5.5% 4/15/2029 (o)		175,000	171,775
			18,438,852
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.1% 3/17/2030		500,000	517,496
Amcor Flexibles North America Inc 5.5% 3/17/2035		65,000	68,451
Ardagh Group SA 12% 12/1/2030 pay-in-kind (o)(p)		834,000	804,810
Ardagh Group SA 12% 12/1/2030 pay-in-kind (g)(q)	EUR	113,000	128,921
Ardagh Group SA 9.5% 12/1/2030 (o)		198,000	214,746
Ardagh Group SA 9.5% 12/1/2030 (q)		83,000	90,020
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3% 9/1/2029 (q)	EUR	100,000	114,090
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (o)		280,000	270,665
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		210,000	200,432
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		200,000	204,703
Ball Corp 2.875% 8/15/2030		60,000	55,803
Ball Corp 3.125% 9/15/2031		410,000	380,624
Ball Corp 5.5% 9/15/2033		1,405,000	1,445,853
Ball Corp 6% 6/15/2029		2,234,000	2,303,212
Berry Global Inc 4.875% 7/15/2026 (o)		1,794,000	1,794,332
Berry Global Inc 5.5% 4/15/2028		4,810,000	4,962,260
Berry Global Inc 5.65% 1/15/2034		2,000,000	2,112,807
Berry Global Inc 5.8% 6/15/2031		6,820,000	7,262,612
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		1,005,000	1,012,588
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (o)		300,000	304,599
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (o)		1,935,000	1,926,471
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (o)		440,000	452,068
Graphic Packaging International LLC 3.5% 3/1/2029 (o)		175,000	167,363
Graphic Packaging International LLC 3.75% 2/1/2030 (o)		160,000	151,420
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		455,000	460,908
International Paper Co 4.4% 8/15/2047		100,000	83,210
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (o)		442,000	452,498
Mauser Packaging Solutions Holding Co 9.25% 4/15/2030 (o)		100,000	98,531
Owens-Brockway Glass Container Inc 6.625% 5/13/2027 (o)		251,000	251,179
Packaging Corp of America 3.05% 10/1/2051		108,000	71,308
Sealed Air Corp 1.573% 10/15/2026 (o)		2,750,000	2,711,720
Sealed Air Corp 4% 12/1/2027 (o)		244,000	243,317
Sealed Air Corp 6.5% 7/15/2032 (o)		260,000	267,782
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (o)		325,000	329,515
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (o)		145,000	150,536
Sonoco Products Co 3.125% 5/1/2030		802,000	766,551
TriMas Corp 4.125% 4/15/2029 (o)		266,000	256,759
WRKCo Inc 4.2% 6/1/2032		144,000	141,486
			33,231,646
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (o)		110,000	108,175
Alumina Pty Ltd 6.375% 9/15/2032 (o)		575,000	596,987
Arsenal AIC Parent LLC 11.5% 10/1/2031 (o)		995,000	1,097,312
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (o)		162,000	162,868
Cleveland-Cliffs Inc 4.625% 3/1/2029 (o)		194,000	189,867
Cleveland-Cliffs Inc 6.75% 4/15/2030 (o)		325,000	329,821
Cleveland-Cliffs Inc 6.875% 11/1/2029 (o)		1,040,000	1,071,217
Cleveland-Cliffs Inc 7.375% 5/1/2033 (o)		510,000	523,378
Cleveland-Cliffs Inc 7.5% 9/15/2031 (o)		180,000	187,874
Cleveland-Cliffs Inc 7.625% 1/15/2034 (o)		130,000	133,415
Commercial Metals Co 3.875% 2/15/2031		235,000	223,450
Commercial Metals Co 4.375% 3/15/2032		110,000	105,369
Commercial Metals Co 5.75% 11/15/2033 (o)		575,000	586,664
Commercial Metals Co 6% 12/15/2035 (o)		385,000	394,335
Freeport-McMoRan Inc 4.125% 3/1/2028		960,000	960,048
Freeport-McMoRan Inc 4.375% 8/1/2028		6,105,000	6,111,873
Freeport-McMoRan Inc 4.625% 8/1/2030		824,000	833,712
Freeport-McMoRan Inc 5.25% 9/1/2029		305,000	309,677
Hecla Mining Co 7.25% 2/15/2028		429,000	429,423
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)		155,000	156,726
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034		11,260,000	11,897,236
Novelis Corp 3.875% 8/15/2031 (o)		162,000	148,052
Novelis Corp 4.75% 1/30/2030 (o)		375,000	363,414
Novelis Corp 6.375% 8/15/2033 (o)		275,000	277,993
Novelis Corp 6.875% 1/30/2030 (o)		820,000	846,468
Nucor Corp 2.7% 6/1/2030		1,090,000	1,034,034
Reliance Inc 2.15% 8/15/2030		2,150,000	1,967,910
Steel Dynamics Inc 3.45% 4/15/2030		8,400,000	8,171,578
United States Steel Corp 6.875% 3/1/2029		167,000	166,705
			39,385,581
Paper & Forest Products - 0.0%
Magnera Corp 4.75% 11/15/2029 (o)		100,000	92,918
TOTAL MATERIALS			121,295,904
Real Estate - 0.7%
Diversified REITs - 0.1%
American Assets Trust LP 3.375% 2/1/2031		2,240,000	2,062,735
Broadstone Net Lease LLC 5% 11/1/2032		1,465,000	1,480,931
Equinix Asia Financing Corp Pte Ltd 4.4% 3/15/2031 (c)		150,000	149,887
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033 (c)		192,000	192,711
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032		2,890,000	2,635,857
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031		1,472,000	1,418,625
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033		1,345,000	1,354,833
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029		83,000	84,726
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036		335,000	334,961
GLP Capital LP / GLP Financing II Inc 5.75% 6/1/2028		2,800,000	2,869,712
Piedmont Operating Partnership LP 2.75% 4/1/2032		1,374,000	1,197,031
Store Capital LLC 2.75% 11/18/2030		1,957,000	1,800,024
Store Capital LLC 4.625% 3/15/2029		2,475,000	2,486,425
Store Capital LLC 5.4% 4/30/2030		1,091,000	1,121,545
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (o)		100,000	99,758
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		485,000	491,891
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (o)		2,490,000	2,454,447
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (o)		305,000	297,903
Vici Properties LP / Vici Note Co Inc 4.5% 1/15/2028 (o)		94,000	94,354
VICI Properties LP 4.75% 2/15/2028		5,671,000	5,727,375
VICI Properties LP 4.75% 4/1/2028		1,384,000	1,397,598
VICI Properties LP 4.95% 2/15/2030		7,365,000	7,486,661
VICI Properties LP 5.125% 11/15/2031		1,235,000	1,257,401
VICI Properties LP 5.125% 5/15/2032		5,918,000	6,002,819
VICI Properties LP 5.75% 4/1/2034		855,000	888,235
Vornado Realty LP 2.15% 6/1/2026		1,762,000	1,748,231
Vornado Realty LP 3.4% 6/1/2031		6,373,000	5,826,351
WP Carey Inc 2.25% 4/1/2033		3,969,000	3,387,866
WP Carey Inc 2.4% 2/1/2031		2,070,000	1,888,873
WP Carey Inc 3.75% 5/10/2035	EUR	1,255,000	1,467,951
			59,707,717
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033		1,145,000	952,810
Alexandria Real Estate Equities Inc 2% 5/18/2032		158,000	135,795
Alexandria Real Estate Equities Inc 2.75% 12/15/2029		1,990,000	1,888,292
Alexandria Real Estate Equities Inc 2.95% 3/15/2034		1,105,000	961,598
Alexandria Real Estate Equities Inc 3.375% 8/15/2031		190,000	178,919
Alexandria Real Estate Equities Inc 4.5% 7/30/2029		118,000	118,919
Alexandria Real Estate Equities Inc 4.7% 7/1/2030		1,600,000	1,624,504
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		126,000	128,566
Alexandria Real Estate Equities Inc 5.15% 4/15/2053		31,000	28,130
Alexandria Real Estate Equities Inc 5.25% 3/15/2036		4,849,000	4,852,054
Alexandria Real Estate Equities Inc 5.5% 10/1/2035		4,230,000	4,352,502
Diversified Healthcare Trust 4.375% 3/1/2031		325,000	293,971
Diversified Healthcare Trust 4.75% 2/15/2028		2,292,000	2,241,245
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,715,000	1,642,527
Healthcare Realty Holdings LP 3.5% 8/1/2026		2,311,000	2,301,643
Healthcare Realty Holdings LP 3.625% 1/15/2028		1,692,000	1,678,098
Healthpeak OP LLC 3% 1/15/2030		1,625,000	1,554,710
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	100,000	115,803
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,075,000	822,418
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,375,000	1,347,505
MPT Operating Partnership LP / MPT Finance Corp 7% 2/15/2032 (q)	EUR	100,000	124,468
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (o)		75,000	80,270
Omega Healthcare Investors Inc 3.25% 4/15/2033		5,599,000	5,055,769
Omega Healthcare Investors Inc 3.375% 2/1/2031		2,682,000	2,531,017
Omega Healthcare Investors Inc 3.625% 10/1/2029		7,647,000	7,451,608
Omega Healthcare Investors Inc 4.75% 1/15/2028		7,569,000	7,641,935
Ventas Realty LP 3% 1/15/2030		158,000	151,473
Ventas Realty LP 3.85% 4/1/2027		500,000	499,051
Ventas Realty LP 4.75% 11/15/2030		13,000,000	13,282,473
Ventas Realty LP 5.625% 7/1/2034		233,000	245,631
Welltower OP LLC 2.7% 2/15/2027		2,590,000	2,561,315
Welltower OP LLC 2.75% 1/15/2031		8,865,000	8,334,052
Welltower OP LLC 3.1% 1/15/2030		249,000	240,766
Welltower OP LLC 4.5% 7/1/2030		2,300,000	2,342,343
			77,762,180
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (o)		1,100,000	1,080,477
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (o)		210,000	217,428
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (o)		100,000	98,626
RHP Hotel Properties LP / RHP Finance Corp 4.75% 10/15/2027		223,000	222,949
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (c)(o)		120,000	120,876
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (o)		1,995,000	2,064,380
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)		135,000	140,237
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (o)		374,000	384,038
RLJ Lodging Trust LP 4% 9/15/2029 (o)		100,000	95,664
Service Properties Trust 4.375% 2/15/2030		100,000	88,570
			4,513,245
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		894,000	829,029
LXP Industrial Trust 6.75% 11/15/2028		113,000	119,713
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	265,000	313,101
Prologis LP 1.75% 2/1/2031		181,000	161,995
Prologis LP 1.75% 7/1/2030		143,000	130,014
Prologis LP 2.125% 10/15/2050		43,000	23,621
Prologis LP 3% 4/15/2050		150,000	101,019
Prologis LP 4.75% 6/15/2033		165,000	168,551
Prologis LP 4.875% 6/15/2028		293,000	299,916
Prologis LP 5.125% 1/15/2034		198,000	205,233
			2,352,192
Office REITs - 0.0%
Boston Properties LP 4.5% 12/1/2028		101,000	101,850
Boston Properties LP 5.75% 1/15/2035		100,000	101,875
COPT Defense Properties LP 2% 1/15/2029		600,000	566,437
COPT Defense Properties LP 2.25% 3/15/2026		1,775,000	1,773,690
COPT Defense Properties LP 2.75% 4/15/2031		6,209,000	5,734,032
COPT Defense Properties LP 2.9% 12/1/2033		490,000	425,086
COPT Defense Properties LP 4.5% 10/15/2030		916,000	919,999
Cousins Properties LP 4.875% 3/1/2033		81,000	80,219
Hudson Pacific Properties LP 3.25% 1/15/2030		426,000	354,112
Hudson Pacific Properties LP 3.95% 11/1/2027		815,000	775,035
Hudson Pacific Properties LP 4.65% 4/1/2029		10,503,000	9,347,670
Hudson Pacific Properties LP 5.95% 2/15/2028		400,000	384,301
			20,564,306
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/2027		5,608,000	5,497,027
Brandywine Operating Partnership LP 4.55% 10/1/2029		1,707,000	1,610,311
Brandywine Operating Partnership LP 8.3% 3/15/2028		6,570,000	6,933,315
Brandywine Operating Partnership LP 8.875% 4/12/2029		4,381,000	4,654,037
Cushman & Wakefield US Borrower LLC 8.875% 9/1/2031 (o)		100,000	105,821
Essex Portfolio LP 1.7% 3/1/2028		515,000	493,392
Essex Portfolio LP 3.625% 5/1/2027		100,000	99,706
Essex Portfolio LP 5.5% 4/1/2034		525,000	547,580
Extra Space Storage LP 2.2% 10/15/2030		2,162,000	1,976,375
Extra Space Storage LP 3.9% 4/1/2029		610,000	606,909
Extra Space Storage LP 5.5% 7/1/2030		973,000	1,017,959
Five Point Operating Co LP 8% 10/1/2030 (o)		370,000	383,157
Host Hotels & Resorts LP 2.9% 12/15/2031		840,000	767,247
Host Hotels & Resorts LP 3.5% 9/15/2030		1,750,000	1,676,359
Host Hotels & Resorts LP 5.7% 7/1/2034		750,000	781,921
Howard Hughes Corp/The 4.125% 2/1/2029 (o)		300,000	290,473
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		455,000	432,756
Howard Hughes Corp/The 5.875% 3/1/2032 (o)		300,000	299,850
Howard Hughes Corp/The 6.125% 3/1/2034 (o)		300,000	299,379
Tanger Properties LP 2.75% 9/1/2031		4,140,000	3,786,567
Tanger Properties LP 3.125% 9/1/2026		3,497,000	3,476,657
Taylor Morrison Communities Inc 5.125% 8/1/2030 (o)		1,250,000	1,260,893
Taylor Morrison Communities Inc 5.75% 1/15/2028 (o)		135,000	137,699
Taylor Morrison Communities Inc 5.75% 11/15/2032 (o)		335,000	346,153
			37,481,543
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		704,000	634,591
American Homes 4 Rent LP 3.375% 7/15/2051		1,089,000	735,156
American Homes 4 Rent LP 3.625% 4/15/2032		2,835,000	2,690,948
American Homes 4 Rent LP 4.95% 6/15/2030		116,000	118,369
AvalonBay Communities Inc 3.9% 10/15/2046		186,000	151,810
Camden Property Trust 3.15% 7/1/2029		146,000	142,131
ERP Operating LP 3.5% 3/1/2028		100,000	99,336
Invitation Homes Operating Partnership LP 2% 8/15/2031		1,731,000	1,525,585
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,260,000	4,146,242
Invitation Homes Operating Partnership LP 4.95% 1/15/2033		1,870,000	1,883,079
Sun Communities Operating LP 2.3% 11/1/2028		1,550,000	1,480,478
Sun Communities Operating LP 2.7% 7/15/2031		11,527,000	10,578,355
UDR Inc 5.125% 9/1/2034		515,000	526,031
			24,712,111
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028		3,700,000	3,571,354
Brixmor Operating Partnership LP 2.5% 8/16/2031		4,020,000	3,654,679
Brixmor Operating Partnership LP 4.05% 7/1/2030		12,288,000	12,177,926
Brixmor Operating Partnership LP 4.125% 5/15/2029		6,724,000	6,735,500
Brixmor Operating Partnership LP 4.125% 6/15/2026		2,625,000	2,624,370
Brixmor Operating Partnership LP 5.75% 2/15/2035		145,000	153,709
Kimco Realty OP LLC 1.9% 3/1/2028		3,540,000	3,411,898
Kimco Realty OP LLC 3.2% 4/1/2032		1,340,000	1,258,858
Kimco Realty OP LLC 4.6% 2/1/2033		3,535,000	3,573,117
Kimco Realty OP LLC 4.85% 3/1/2035		18,000	18,205
Kite Realty Group Trust 4.75% 9/15/2030		10,799,000	11,009,836
NNN REIT Inc 3.5% 4/15/2051		310,000	223,494
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		1,338,000	1,340,354
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034		1,063,000	1,125,326
Realty Income Corp 2.7% 2/15/2032		7,532,000	6,897,373
Realty Income Corp 2.85% 12/15/2032		580,000	528,453
Realty Income Corp 3.1% 12/15/2029		6,235,000	6,052,126
Realty Income Corp 3.2% 2/15/2031		157,000	150,093
Realty Income Corp 3.375% 6/20/2031	EUR	215,000	256,146
Realty Income Corp 3.4% 1/15/2028		3,460,000	3,431,107
Realty Income Corp 3.4% 1/15/2030		1,460,000	1,427,916
Realty Income Corp 3.65% 1/15/2028		153,000	152,497
Realty Income Corp 4.5% 2/1/2033		101,000	101,207
Regency Centers LP 3.7% 6/15/2030		177,000	174,654
Regency Centers LP 4.5% 3/15/2033		45,000	45,015
Simon Property Group LP 2.45% 9/13/2029		1,975,000	1,877,637
Simon Property Group LP 3.25% 9/13/2049		168,000	118,135
Simon Property Group LP 4.375% 10/1/2030		132,000	133,687
Simon Property Group LP 4.75% 9/26/2034		141,000	141,973
Simon Property Group LP 6.25% 1/15/2034		244,000	270,091
			72,636,736
Specialized REITs - 0.0%
American Tower Corp 2.7% 4/15/2031		2,270,000	2,107,830
American Tower Corp 2.9% 1/15/2030		1,255,000	1,199,203
American Tower Corp 3.625% 5/30/2032	EUR	420,000	505,696
American Tower Corp 4.7% 12/15/2032		833,000	842,585
American Tower Corp 4.9% 3/15/2030		1,235,000	1,269,119
American Tower Corp 5.35% 3/15/2035		285,000	295,936
American Tower Corp 5.45% 2/15/2034		755,000	790,344
Crown Castle Inc 2.1% 4/1/2031		1,000,000	892,110
Crown Castle Inc 2.5% 7/15/2031		134,000	121,114
Crown Castle Inc 2.9% 3/15/2027		125,000	123,637
Crown Castle Inc 3.3% 7/1/2030		100,000	95,779
Crown Castle Inc 3.65% 9/1/2027		473,000	470,657
CubeSmart LP 2.25% 12/15/2028		865,000	824,423
Equinix Inc 2.5% 5/15/2031		714,000	651,646
Equinix Inc 3.4% 2/15/2052		245,000	169,243
Equinix Inc 3.9% 4/15/2032		1,022,000	989,804
Iron Mountain Inc 4.5% 2/15/2031 (o)		44,000	42,439
Iron Mountain Inc 4.75% 1/15/2034 (q)	EUR	200,000	234,415
Iron Mountain Inc 4.875% 9/15/2027 (o)		601,000	600,790
Iron Mountain Inc 4.875% 9/15/2029 (o)		238,000	235,837
Iron Mountain Inc 5% 7/15/2028 (o)		395,000	394,235
Iron Mountain Inc 5.25% 3/15/2028 (o)		248,000	247,736
Iron Mountain Inc 5.25% 7/15/2030 (o)		185,000	184,074
Iron Mountain Inc 6.25% 1/15/2033 (o)		60,000	61,308
Millrose Properties Inc 6.375% 8/1/2030 (o)		315,000	323,159
Public Storage Operating Co 4.375% 7/1/2030		165,000	167,683
Public Storage Operating Co 5.1% 8/1/2033		171,000	178,509
SBA Communications Corp 3.125% 2/1/2029		1,006,000	967,240
SBA Communications Corp 3.875% 2/15/2027		230,000	228,591
Weyerhaeuser Co 4% 11/15/2029		1,485,000	1,478,111
			16,693,253
TOTAL REAL ESTATE			316,423,283
Utilities - 1.1%
Electric Utilities - 0.8%
AEP Texas Inc 2.1% 7/1/2030		1,303,000	1,200,559
AEP Texas Inc 3.45% 5/15/2051		517,000	356,528
AEP Texas Inc 5.4% 6/1/2033		1,165,000	1,211,796
AEP Texas Inc 5.45% 5/15/2029		2,500,000	2,606,753
AEP Texas Inc 5.7% 5/15/2034		1,385,000	1,467,079
AEP Transmission Co LLC 2.75% 8/15/2051		388,000	240,320
AEP Transmission Co LLC 3.15% 9/15/2049		359,000	246,307
AEP Transmission Co LLC 3.65% 4/1/2050		58,000	43,646
AEP Transmission Co LLC 5.15% 4/1/2034		2,000,000	2,067,242
AEP Transmission Co LLC 5.375% 6/15/2035		545,000	569,537
Alabama Power Co 3.85% 12/1/2042		700,000	587,970
Alabama Power Co 4.1% 1/15/2042		225,000	197,168
Alabama Power Co 4.3% 7/15/2048		10,000	8,390
Alabama Power Co 5.5% 3/15/2041		36,000	37,242
Alabama Power Co 5.85% 11/15/2033		125,000	135,300
Alabama Power Co 6.125% 5/15/2038		835,000	928,287
Alliant Energy Corp 5.75% 4/1/2056 (g)		1,756,000	1,750,326
Alliant Energy Finance LLC 1.4% 3/15/2026 (o)		2,300,000	2,295,593
Alliant Energy Finance LLC 5.4% 6/6/2027 (Alliant Energy Corp Insured) (o)		2,150,000	2,177,894
Ameren Missouri Securitization Funding I LLC 4.85% 10/1/2041		5,106,483	5,207,801
American Electric Power Co Inc 5.8% 3/15/2056 (g)		3,210,000	3,225,610
American Electric Power Co Inc 6.05% 3/15/2056 (g)		1,650,000	1,655,800
Appalachian Power Co 5.65% 4/1/2034		1,000,000	1,055,687
Arizona Public Service Co 2.2% 12/15/2031		2,440,000	2,172,616
Arizona Public Service Co 3.5% 12/1/2049		1,100,000	792,492
Arizona Public Service Co 3.75% 5/15/2046		825,000	640,857
Arizona Public Service Co 4.25% 3/1/2049		29,000	23,591
Arizona Public Service Co 4.7% 1/15/2044		4,000	3,524
Arizona Public Service Co 5.7% 8/15/2034		1,275,000	1,351,700
Arizona Public Service Co 6.35% 12/15/2032		4,385,000	4,815,715
Atlantic City Electric Co 2.3% 3/15/2031		425,000	390,356
Baltimore Gas and Electric Co 2.9% 6/15/2050		214,000	139,500
Baltimore Gas and Electric Co 3.2% 9/15/2049		183,000	126,718
Baltimore Gas and Electric Co 3.5% 8/15/2046		100,000	75,668
Baltimore Gas and Electric Co 3.75% 8/15/2047		96,000	74,713
Baltimore Gas and Electric Co 4.25% 9/15/2048		40,000	33,733
Baltimore Gas and Electric Co 5.3% 6/1/2034		100,000	104,700
Baltimore Gas and Electric Co 5.4% 6/1/2053		145,000	141,443
Baltimore Gas and Electric Co 5.45% 6/1/2035		590,000	619,195
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050		58,000	37,996
Clearway Energy Operating LLC 3.75% 1/15/2032 (o)		165,000	153,456
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		225,000	213,152
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		60,000	59,804
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		170,000	172,240
Cleco Corporate Holdings LLC 3.375% 9/15/2029		4,448,000	4,235,363
Commonwealth Edison Co 3.125% 3/15/2051		100,000	67,372
Commonwealth Edison Co 3.7% 3/1/2045		1,319,000	1,049,053
Commonwealth Edison Co 3.7% 8/15/2028		250,000	249,716
Commonwealth Edison Co 3.8% 10/1/2042		100,000	82,305
Commonwealth Edison Co 4% 3/1/2048		8,000	6,505
Commonwealth Edison Co 4.35% 11/15/2045		415,000	359,920
Commonwealth Edison Co 4.9% 2/1/2033		945,000	972,439
Commonwealth Edison Co 5.3% 2/1/2053		95,000	90,836
Connecticut Light and Power Co/The 4% 4/1/2048		69,000	56,001
Consolidated Edison Co of New York Inc 3.7% 11/15/2059		100,000	70,886
Consolidated Edison Co of New York Inc 3.875% 6/15/2047		37,000	29,232
Consolidated Edison Co of New York Inc 4.125% 5/15/2049		20,000	16,158
Consolidated Edison Co of New York Inc 4.5% 5/15/2058		123,000	102,295
Consolidated Edison Co of New York Inc 4.625% 12/1/2054		150,000	129,025
Consolidated Edison Co of New York Inc 4.65% 12/1/2048		139,000	122,159
Consolidated Edison Co of New York Inc 5.5% 12/1/2039		86,000	89,539
Consolidated Edison Co of New York Inc 6.2% 6/15/2036		1,447,000	1,601,534
Dominion Energy South Carolina Inc 5.45% 2/1/2041		285,000	290,851
DPL LLC/Ohio 4.35% 4/15/2029		1,990,000	1,960,031
DTE Electric Co 3.65% 3/1/2052		45,000	33,881
DTE Electric Co 3.95% 6/15/2042		11,000	9,257
DTE Electric Co 4% 4/1/2043		142,000	120,528
DTE Electric Co 4.25% 5/14/2027		553,000	556,804
DTE Electric Co 4.85% 3/1/2036		85,000	85,575
DTE Electric Co 5.2% 4/1/2033		700,000	733,426
DTE Electric Co 5.55% 3/1/2056		90,000	89,841
Duke Energy Carolinas LLC 2.95% 12/1/2026		370,000	367,634
Duke Energy Carolinas LLC 3.2% 8/15/2049		351,000	246,570
Duke Energy Carolinas LLC 3.45% 4/15/2051		410,000	292,277
Duke Energy Carolinas LLC 3.7% 12/1/2047		1,047,000	805,923
Duke Energy Carolinas LLC 4.25% 12/15/2041		2,545,000	2,267,890
Duke Energy Carolinas LLC 6.1% 6/1/2037		775,000	847,447
Duke Energy Corp 3.75% 4/1/2031	EUR	300,000	363,485
Duke Energy Corp 3.85% 6/15/2034	EUR	430,000	514,741
Duke Energy Corp 5.8% 6/15/2054		912,000	904,302
Duke Energy Florida LLC 2.4% 12/15/2031		1,010,000	924,094
Duke Energy Florida LLC 4.2% 7/15/2048		91,000	75,183
Duke Energy Florida LLC 5.875% 11/15/2033		1,465,000	1,589,810
Duke Energy Florida LLC 6.2% 11/15/2053		120,000	130,253
Duke Energy Florida LLC 6.35% 9/15/2037		2,263,000	2,526,360
Duke Energy Indiana LLC 2.75% 4/1/2050		298,000	188,536
Duke Energy Indiana LLC 3.25% 10/1/2049		125,000	87,856
Duke Energy Indiana LLC 3.75% 5/15/2046		450,000	356,076
Duke Energy Indiana LLC 5.4% 4/1/2053		436,000	421,997
Duke Energy Ohio Inc 4.3% 2/1/2049		43,000	35,893
Duke Energy Ohio Inc 5.25% 4/1/2033		1,543,000	1,616,285
Duke Energy Progress LLC 2.5% 8/15/2050		543,000	324,701
Duke Energy Progress LLC 3.7% 10/15/2046		5,000	3,921
Duke Energy Progress LLC 4% 4/1/2052		83,000	65,415
Duke Energy Progress LLC 4.1% 5/15/2042		8,000	6,910
Duke Energy Progress LLC 5.55% 3/15/2055		66,000	65,820
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		470,000	435,053
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		4,273,000	3,874,746
Edison International 4.125% 3/15/2028		4,200,000	4,178,699
Edison International 5.25% 11/15/2028		94,000	95,803
Edison International 5.25% 3/15/2032		7,400,000	7,535,783
Edison International 5.45% 6/15/2029		1,500,000	1,541,758
Edison International 6.25% 3/15/2030		9,050,000	9,572,073
Edison International 6.95% 11/15/2029		173,000	186,146
Edison International 7.875% 6/15/2054 (g)		166,000	172,812
Edison International 8.125% 6/15/2053 (g)		514,000	534,295
Entergy Arkansas LLC 2.65% 6/15/2051		130,000	78,625
Entergy Corp 5.875% 6/15/2056 (g)		252,000	253,212
Entergy Corp 6.1% 6/15/2056 (g)		2,485,000	2,505,598
Entergy Corp 7.125% 12/1/2054 (g)		1,246,000	1,303,571
Entergy Louisiana LLC 1.6% 12/15/2030		218,000	194,359
Entergy Louisiana LLC 2.4% 10/1/2026		1,070,000	1,061,025
Entergy Louisiana LLC 2.9% 3/15/2051		118,000	75,489
Entergy Louisiana LLC 3.05% 6/1/2031		129,000	122,466
Entergy Louisiana LLC 3.1% 6/15/2041		127,000	98,119
Entergy Louisiana LLC 4.2% 4/1/2050		40,000	32,353
Entergy Louisiana LLC 5.15% 9/15/2034		121,000	125,140
Entergy Louisiana LLC 5.7% 3/15/2054		250,000	250,825
Entergy Mississippi LLC 3.5% 6/1/2051		96,000	68,675
Entergy Mississippi LLC 3.85% 6/1/2049		14,000	10,938
Entergy Mississippi LLC 5% 9/1/2033		323,000	332,645
Entergy Tex Inc 1.75% 3/15/2031		3,109,000	2,778,298
Entergy Tex Inc 3.55% 9/30/2049		22,000	15,997
Entergy Tex Inc 4.5% 3/30/2039		201,000	190,026
Entergy Tex Inc 5.25% 4/15/2035		31,000	32,171
Entergy Tex Inc 5.55% 9/15/2054		293,000	285,654
Entergy Texas Restoration Funding II LLC 3.697% 12/15/2036		85,000	82,289
Evergy Metro Inc 4.2% 6/15/2047		21,000	17,357
Evergy Metro Inc 5.125% 8/15/2035		4,725,000	4,817,783
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/2040		192,415	200,427
Eversource Energy 3.375% 3/1/2032		170,000	159,399
Eversource Energy 5.95% 2/1/2029		2,000,000	2,098,125
Eversource Energy 6.1% 8/15/2056 (g)		135,000	135,616
Eversource Energy 6.35% 8/15/2056 (g)		95,000	95,605
Exelon Corp 4.95% 3/15/2036		178,000	176,960
Fells Point Funding Trust 3.046% 1/31/2027 (o)		500,000	495,497
FirstEnergy Corp 3.4% 3/1/2050		2,169,000	1,519,502
FirstEnergy Corp 3.9% 7/15/2027 (p)		6,855,000	6,883,301
FirstEnergy Corp 4.85% 7/15/2047 (p)		1,097,000	977,826
FirstEnergy Pennsylvania Electric Co 4.3% 1/15/2029 (o)		2,755,000	2,771,340
FirstEnergy Transmission LLC 4.55% 4/1/2049 (o)		1,099,000	951,493
FirstEnergy Transmission LLC 4.75% 1/15/2033		1,176,000	1,185,890
FirstEnergy Transmission LLC 5% 1/15/2035		1,824,000	1,849,537
FirstEnergy Transmission LLC 5.45% 7/15/2044 (o)		430,000	422,767
Florida Power & Light Co 2.875% 12/4/2051		151,000	97,736
Florida Power & Light Co 3.15% 10/1/2049		24,000	16,908
Florida Power & Light Co 3.7% 12/1/2047		284,000	220,921
Florida Power & Light Co 3.8% 12/15/2042		1,280,000	1,066,446
Florida Power & Light Co 3.95% 3/1/2048		19,000	15,379
Florida Power & Light Co 4.4% 5/15/2028		100,000	101,276
Florida Power & Light Co 4.8% 5/15/2033		100,000	102,568
Florida Power & Light Co 4.95% 6/1/2035		127,000	130,105
Florida Power & Light Co 5.15% 6/15/2029		1,025,000	1,067,238
Florida Power & Light Co 5.25% 2/1/2041		615,000	624,559
Florida Power & Light Co 5.3% 4/1/2053		35,000	34,072
Florida Power & Light Co 5.6% 2/15/2066		310,000	308,212
Florida Power & Light Co 5.8% 3/15/2065		213,000	218,840
Georgia Power Co 3.7% 1/30/2050		356,000	271,342
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		95,000	96,830
Interstate Power and Light Co 5.45% 9/30/2054		2,165,000	2,079,039
ITC Holdings Corp 2.95% 5/14/2030 (o)		262,000	249,322
ITC Holdings Corp 4.95% 9/22/2027 (o)		456,000	461,700
ITC Holdings Corp 5.4% 6/1/2033 (o)		637,000	660,844
ITC Holdings Corp 5.65% 5/9/2034 (o)		1,235,000	1,301,619
Jersey Central Power & Light Co 2.75% 3/1/2032 (o)		3,750,000	3,426,498
Jersey Central Power & Light Co 4.15% 1/15/2029 (o)		4,900,000	4,920,399
Jersey Central Power & Light Co 5.1% 1/15/2035		1,050,000	1,078,409
Kentucky Utilities Co 5.125% 11/1/2040		35,000	34,921
Louisville Gas and Electric Co 5.125% 11/15/2040		345,000	345,222
MidAmerican Energy Co 3.65% 8/1/2048		58,000	44,481
MidAmerican Energy Co 4.25% 5/1/2046		100,000	85,778
MidAmerican Energy Co 5.85% 9/15/2054		193,000	201,088
Nevada Power Co 5.375% 9/15/2040		18,000	18,251
Nevada Power Co 6% 3/15/2054		110,000	113,806
Nevada Power Co 6.25% 5/15/2055 (g)		258,000	262,109
Nevada Power Co 6.65% 4/1/2036		1,550,000	1,762,991
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030		970,000	900,088
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029		1,660,000	1,592,244
NextEra Energy Capital Holdings Inc 3% 1/15/2052		100,000	64,234
NextEra Energy Capital Holdings Inc 3.83% 6/12/2030	CAD	12,100,000	9,019,562
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027		183,000	185,075
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028		100,000	101,802
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053		81,000	75,596
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (g)		551,000	572,316
NextEra Energy Capital Holdings Inc 6.5% 8/15/2055 (g)		265,000	280,933
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (g)		154,000	159,905
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (g)		371,000	394,711
Niagara Mohawk Power Corp 4.647% 10/3/2030 (o)		4,000,000	4,062,609
Northern States Power Co/MN 2.9% 3/1/2050		182,000	121,600
Northern States Power Co/MN 4.5% 6/1/2052		78,000	67,269
Northern States Power Co/MN 5.35% 11/1/2039		100,000	102,867
Northern States Power Co/MN 6.25% 6/1/2036		83,000	92,722
NRG Energy Inc 2.45% 12/2/2027 (o)		106,000	102,697
NRG Energy Inc 3.375% 2/15/2029 (o)		188,000	181,193
NRG Energy Inc 3.625% 2/15/2031 (o)		823,000	776,852
NRG Energy Inc 3.875% 2/15/2032 (o)		889,000	834,056
NRG Energy Inc 4.45% 6/15/2029 (o)		263,000	263,210
NRG Energy Inc 4.734% 10/15/2030 (o)		210,000	211,969
NRG Energy Inc 5.25% 6/15/2029 (o)		497,000	498,734
NRG Energy Inc 5.407% 10/15/2035 (o)		803,000	811,564
NRG Energy Inc 5.75% 1/15/2028		585,000	584,959
NRG Energy Inc 5.75% 1/15/2034 (o)		845,000	856,554
NRG Energy Inc 6% 1/15/2036 (o)		455,000	463,039
NRG Energy Inc 6% 2/1/2033 (o)		100,000	102,420
NRG Energy Inc 6.25% 11/1/2034 (o)		435,000	449,863
NRG Energy Inc 7% 3/15/2033 (o)		1,170,000	1,302,039
NSTAR Electric Co 1.95% 8/15/2031		235,000	209,357
NSTAR Electric Co 3.25% 5/15/2029		194,000	190,209
NSTAR Electric Co 5.4% 6/1/2034		100,000	104,578
Ohio Edison Co 6.875% 7/15/2036		1,650,000	1,908,045
Ohio Power Co 2.9% 10/1/2051		227,000	142,620
Ohio Power Co 4.15% 4/1/2048		129,000	104,936
Oncor Electric Delivery Co LLC 3.1% 9/15/2049		54,000	36,411
Oncor Electric Delivery Co LLC 3.7% 5/15/2050		100,000	75,741
Oncor Electric Delivery Co LLC 4.65% 11/1/2029		2,305,000	2,358,081
Oncor Electric Delivery Co LLC 4.95% 9/15/2052		190,000	173,457
Oncor Electric Delivery Co LLC 5.3% 6/1/2042		55,000	54,739
Oncor Electric Delivery Co LLC 5.35% 10/1/2052		16,000	15,301
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (o)		1,745,000	1,817,229
Pacific Gas and Electric Co 3.25% 6/1/2031		710,000	669,298
Pacific Gas and Electric Co 3.3% 8/1/2040		2,035,000	1,580,103
Pacific Gas and Electric Co 3.5% 8/1/2050		1,029,000	710,565
Pacific Gas and Electric Co 3.75% 8/15/2042		1,862,000	1,447,114
Pacific Gas and Electric Co 3.95% 12/1/2047		216,000	164,450
Pacific Gas and Electric Co 4% 12/1/2046		1,045,000	806,153
Pacific Gas and Electric Co 4.2% 6/1/2041		263,000	221,839
Pacific Gas and Electric Co 4.45% 4/15/2042		87,000	74,387
Pacific Gas and Electric Co 4.5% 7/1/2040		5,420,000	4,811,691
Pacific Gas and Electric Co 4.55% 7/1/2030		4,952,000	4,975,406
Pacific Gas and Electric Co 4.6% 6/15/2043		57,000	48,767
Pacific Gas and Electric Co 4.65% 8/1/2028		2,319,000	2,346,227
Pacific Gas and Electric Co 4.75% 2/15/2044		1,505,000	1,307,260
Pacific Gas and Electric Co 4.95% 7/1/2050		6,344,000	5,492,335
Pacific Gas and Electric Co 5% 6/4/2028		11,819,000	12,039,958
Pacific Gas and Electric Co 5.2% 5/1/2036		95,000	95,315
Pacific Gas and Electric Co 5.25% 3/1/2052		398,000	354,476
Pacific Gas and Electric Co 5.9% 10/1/2054		776,000	755,165
Pacific Gas and Electric Co 6% 5/1/2056		320,000	316,057
Pacific Gas and Electric Co 6% 8/15/2035		11,600,000	12,359,907
Pacific Gas and Electric Co 6.1% 1/15/2029		649,000	681,606
Pacific Gas and Electric Co 6.1% 10/15/2055		1,685,000	1,688,477
Pacific Gas and Electric Co 6.15% 3/1/2055		761,000	766,323
Pacific Gas and Electric Co 6.4% 6/15/2033		812,000	884,703
Pacific Gas and Electric Co 6.75% 1/15/2053		1,600,000	1,728,905
PacifiCorp 2.9% 6/15/2052		1,000,000	600,080
PacifiCorp 3.5% 6/15/2029		182,000	178,355
PacifiCorp 4.125% 1/15/2049		836,000	637,317
PacifiCorp 5.25% 6/15/2035		1,020,000	1,033,199
PacifiCorp 5.75% 4/1/2037		1,165,000	1,190,738
PacifiCorp 5.8% 1/15/2055		137,000	130,499
PacifiCorp 6.35% 7/15/2038		295,000	314,280
Palomino Funding Trust I 7.233% 5/17/2028 (o)		300,000	317,138
PECO Energy Co 2.8% 6/15/2050		21,000	13,379
PECO Energy Co 3.05% 3/15/2051		117,000	78,029
PECO Energy Co 3.7% 9/15/2047		66,000	51,210
PECO Energy Co 4.875% 9/15/2035		100,000	101,364
PG&E Corp 5% 7/1/2028		542,000	540,567
PG&E Corp 5.25% 7/1/2030		1,737,000	1,738,438
PG&E Corp 6.85% 9/15/2056 (g)		938,000	936,481
PG&E Corp 7.375% 3/15/2055 (g)		3,235,000	3,348,158
PG&E Recovery Funding LLC 4.838% 6/1/2035		2,950,816	3,026,713
PG&E Recovery Funding LLC 5.231% 6/1/2042		345,000	355,453
PG&E Recovery Funding LLC 5.529% 6/1/2051		415,000	429,100
PG&E Recovery Funding LLC 5.536% 7/15/2049		119,000	122,077
PG&E Wildfire Recovery Funding LLC 4.263% 6/1/2038		31,000	30,740
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054		85,000	81,419
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049		23,000	22,853
Pinnacle West Capital Corp 5.15% 5/15/2030		1,188,000	1,230,824
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 4.5211% 6/10/2026 (f)(g)		4,100,000	4,104,513
PPL Electric Utilities Corp 4.125% 6/15/2044		1,990,000	1,699,774
PPL Electric Utilities Corp 4.85% 2/15/2034		460,000	470,786
PPL Electric Utilities Corp 5.25% 5/15/2053		76,000	73,215
PPL Electric Utilities Corp 6.25% 5/15/2039		350,000	389,273
Public Service Co of Colorado 1.875% 6/15/2031		192,000	170,964
Public Service Co of Colorado 2.7% 1/15/2051		198,000	121,324
Public Service Co of Colorado 4.05% 9/15/2049		77,000	61,291
Public Service Co of Colorado 5.25% 4/1/2053		937,000	882,020
Public Service Co of Colorado 5.35% 5/15/2034		3,825,000	3,992,852
Public Service Co of New Hampshire 4.4% 7/1/2028		2,650,000	2,685,765
Public Service Co of New Hampshire 5.35% 10/1/2033		2,875,000	3,033,924
Public Service Co of Oklahoma 3.15% 8/15/2051		70,000	46,912
Public Service Co of Oklahoma 5.2% 1/15/2035		1,155,000	1,179,581
Public Service Co of Oklahoma 5.25% 1/15/2033		113,000	117,044
Public Service Co of Oklahoma 5.45% 1/15/2036		3,580,000	3,709,322
Public Service Electric and Gas Co 3.6% 12/1/2047		410,000	311,866
Public Service Electric and Gas Co 3.65% 9/1/2028		960,000	957,571
Public Service Electric and Gas Co 3.65% 9/1/2042		625,000	511,318
Public Service Electric and Gas Co 3.95% 5/1/2042		505,000	435,566
Public Service Electric and Gas Co 4.65% 3/15/2033		2,890,000	2,924,203
Public Service Electric and Gas Co 5.45% 8/1/2053		163,000	160,955
Public Service Electric and Gas Co 5.8% 5/1/2037		49,000	53,150
Puget Sound Energy Inc 2.893% 9/15/2051		38,000	24,879
Puget Sound Energy Inc 5.448% 6/1/2053		15,000	14,680
Puget Sound Energy Inc 5.685% 6/15/2054		931,000	940,836
Puget Sound Energy Inc 5.764% 7/15/2040		26,000	26,837
SCE Recovery Funding LLC 4.697% 6/15/2042		27,261	27,474
SCE Recovery Funding LLC 5.112% 12/14/2049		9,000	8,843
Sierra Pacific Power Co 6.2% 12/15/2055 (g)		325,000	323,178
Sigeco Securitization I LLC 5.026% 11/15/2038		18,941	19,520
Sigeco Securitization I LLC 5.172% 5/15/2043		8,000	8,126
Southern California Edison Co 2.5% 6/1/2031		190,000	173,661
Southern California Edison Co 2.95% 2/1/2051		257,000	161,169
Southern California Edison Co 3.6% 2/1/2045		2,937,000	2,181,253
Southern California Edison Co 3.65% 3/1/2028		3,929,000	3,903,081
Southern California Edison Co 3.9% 12/1/2041		595,000	482,611
Southern California Edison Co 4.125% 3/1/2048		1,139,000	891,460
Southern California Edison Co 4.4% 9/6/2026		900,000	901,407
Southern California Edison Co 4.65% 10/1/2043		550,000	476,762
Southern California Edison Co 4.7% 6/1/2027		486,000	489,584
Southern California Edison Co 4.9% 6/1/2026		2,295,000	2,296,303
Southern California Edison Co 5.2% 6/1/2034		180,000	182,986
Southern California Edison Co 5.25% 3/15/2030		3,400,000	3,513,929
Southern California Edison Co 5.3% 3/1/2028		3,420,000	3,499,403
Southern California Edison Co 5.45% 3/1/2035		601,000	618,385
Southern California Edison Co 5.45% 6/1/2031		240,000	251,425
Southern California Edison Co 5.45% 6/1/2052		100,000	91,705
Southern California Edison Co 5.55% 1/15/2037		430,000	438,592
Southern California Edison Co 5.65% 10/1/2028		500,000	518,697
Southern California Edison Co 5.7% 3/1/2053		458,000	436,175
Southern California Edison Co 5.75% 4/15/2054		75,000	72,184
Southern California Edison Co 5.85% 11/1/2027		2,500,000	2,568,978
Southern California Edison Co 5.875% 12/1/2053		630,000	618,965
Southern California Edison Co 5.95% 2/1/2038		100,000	104,331
Southern California Edison Co 6.05% 3/15/2039		182,000	190,437
Southern Co/The 1.875% 9/15/2081 (g)	EUR	450,000	520,105
Southern Co/The 3.75% 9/15/2051 (g)		3,000,000	2,977,119
Southern Co/The 5.2% 6/15/2033		174,000	180,220
Southern Co/The 5.5% 3/15/2029		320,000	333,535
Southern Co/The 5.7% 10/15/2032		1,203,000	1,287,683
Southwestern Electric Power Co 3.25% 11/1/2051		100,000	66,503
Southwestern Electric Power Co 3.9% 4/1/2045		36,000	28,352
Southwestern Electric Power Co 5.3% 4/1/2033		1,926,000	1,997,010
Southwestern Public Service Co 4.5% 8/15/2041		35,000	31,564
Southwestern Public Service Co 5.15% 6/1/2052		3,000,000	2,547,701
Swepco Storm Recovery Funding LLC 4.88% 9/1/2041		8,315,341	8,448,840
Tucson Electric Power Co 3.25% 5/15/2032		1,200,000	1,126,504
Tucson Electric Power Co 5.5% 4/15/2053		63,000	61,245
Union Electric Co 2.95% 3/15/2030		100,000	96,140
Union Electric Co 3.9% 4/1/2052		38,000	29,562
Union Electric Co 4% 4/1/2048		59,000	47,548
Union Electric Co 4.8% 3/15/2036		96,000	96,213
Union Electric Co 5.25% 1/15/2054		275,000	262,062
Union Electric Co 5.45% 3/15/2053		240,000	236,450
Union Electric Co 5.55% 3/15/2056		96,000	95,482
Virginia Electric and Power Co 2.45% 12/15/2050		135,000	78,188
Virginia Electric and Power Co 3.8% 4/1/2028		229,000	228,903
Virginia Electric and Power Co 3.8% 9/15/2047		140,000	108,670
Virginia Electric and Power Co 4.95% 3/15/2036		1,065,000	1,063,262
Virginia Electric and Power Co 5% 1/15/2034		125,000	127,530
Virginia Electric and Power Co 5.05% 8/15/2034		672,000	685,343
Virginia Electric and Power Co 5.7% 8/15/2053		250,000	247,974
Virginia Electric and Power Co 6% 1/15/2036		470,000	507,684
Virginia Electric and Power Co 6.35% 11/30/2037		100,000	111,001
Vistra Operations Co LLC 3.7% 1/30/2027 (o)		2,900,000	2,886,602
Vistra Operations Co LLC 4.3% 10/15/2028 (o)		1,617,000	1,618,667
Vistra Operations Co LLC 4.3% 7/15/2029 (o)		2,146,000	2,147,067
Vistra Operations Co LLC 4.375% 5/1/2029 (o)		1,101,000	1,088,704
Vistra Operations Co LLC 4.6% 10/15/2030 (o)		91,000	91,576
Vistra Operations Co LLC 4.7% 1/31/2031 (o)		670,000	673,833
Vistra Operations Co LLC 5% 7/31/2027 (o)		398,000	397,426
Vistra Operations Co LLC 5.05% 12/30/2026 (o)		1,140,000	1,152,374
Vistra Operations Co LLC 5.35% 1/31/2036 (o)		470,000	473,254
Vistra Operations Co LLC 5.625% 2/15/2027 (o)		5,864,000	5,861,964
Vistra Operations Co LLC 5.7% 12/30/2034 (o)		305,000	316,080
Vistra Operations Co LLC 6% 4/15/2034 (o)		2,702,000	2,864,439
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		1,105,000	1,167,720
Wisconsin Public Service Corp 4.55% 12/1/2029		2,450,000	2,500,337
Wisconsin Public Service Corp 4.752% 11/1/2044		30,000	27,526
Xcel Energy Inc 1.75% 3/15/2027		2,540,000	2,484,658
Xcel Energy Inc 4% 6/15/2028		1,700,000	1,703,021
Xcel Energy Inc 5.75% 12/3/2056 (g)		335,000	334,998
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)		125,000	129,744
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)		150,000	155,528
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		220,000	232,947
			365,604,079
Gas Utilities - 0.0%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		414,000	417,412
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (o)		268,000	277,001
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (o)		327,000	350,011
Atmos Energy Corp 2.85% 2/15/2052		27,000	17,397
Atmos Energy Corp 5.5% 6/15/2041		57,000	58,966
Atmos Energy Corp 5.75% 10/15/2052		77,000	79,048
Boston Gas Co 3.757% 3/16/2032 (o)		320,000	307,113
Brooklyn Union Gas Co/The 4.273% 3/15/2048 (o)		29,000	23,707
Cameron LNG LLC 3.302% 1/15/2035 (o)		458,000	408,640
Cameron LNG LLC 3.402% 1/15/2038 (o)		697,000	620,830
CenterPoint Energy Resources Corp 1.75% 10/1/2030		75,000	67,635
CenterPoint Energy Resources Corp 5.25% 3/1/2028		3,110,000	3,193,641
CenterPoint Energy Resources Corp 5.4% 7/1/2034		34,000	35,488
East Ohio Gas Co/The 2% 6/15/2030 (o)		1,960,000	1,790,940
Eastern Energy Gas Holdings LLC 5.65% 10/15/2054		1,580,000	1,560,809
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035		100,000	107,260
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (o)		1,124,000	1,086,578
Ferrellgas LP / Ferrellgas Finance Corp 9.25% 1/15/2031 (o)		878,000	910,959
KeySpan Gas East Corp 5.994% 3/6/2033 (o)		2,860,000	3,055,520
National Fuel Gas Co 5.5% 3/15/2030		3,800,000	3,954,475
Piedmont Natural Gas Co Inc 2.5% 3/15/2031		147,000	135,495
Piedmont Natural Gas Co Inc 3.35% 6/1/2050		83,000	57,843
Piedmont Natural Gas Co Inc 5.05% 5/15/2052		45,000	41,196
Piedmont Natural Gas Co Inc 5.1% 2/15/2035		2,190,000	2,243,481
Southern California Gas Co 5.05% 9/1/2034		1,360,000	1,396,467
Southern Co Gas Capital Corp 3.15% 9/30/2051		827,000	548,791
Southern Co Gas Capital Corp 5.75% 9/15/2033		1,400,000	1,494,841
Spire Inc 4.6% 9/1/2031		132,000	133,064
Suburban Propane Partners LP/Suburban Energy Finance Corp 6.5% 12/15/2035 (o)		655,000	648,341
			25,022,949
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		3,600,000	3,338,259
AES Corp/The 3.95% 7/15/2030 (o)		9,327,000	9,165,549
AES Corp/The 5.45% 6/1/2028		2,600,000	2,660,057
AES Corp/The 5.8% 3/15/2032		2,500,000	2,611,542
AES Corp/The 6.95% 7/15/2055 (g)		100,000	96,627
Alpha Generation LLC 6.25% 1/15/2034 (o)		170,000	172,636
Alpha Generation LLC 6.75% 10/15/2032 (o)		245,000	254,560
Calpine LLC 5.125% 3/15/2028 (o)		4,340,000	4,338,392
Constellation Energy Generation LLC 3.75% 3/1/2031 (o)		350,000	340,368
Constellation Energy Generation LLC 3.9% 1/8/2028		2,435,000	2,436,024
Constellation Energy Generation LLC 4.625% 2/1/2029 (o)		1,200,000	1,200,222
Constellation Energy Generation LLC 5% 2/1/2031 (o)		3,365,000	3,415,927
Constellation Energy Generation LLC 5.6% 6/15/2042		100,000	101,565
Constellation Energy Generation LLC 5.75% 10/1/2041		935,000	972,186
Constellation Energy Generation LLC 6.25% 10/1/2039		245,000	268,636
Southern Power Co 5.15% 9/15/2041		150,000	146,712
Sunnova Energy Corp 5.875% (l)(m)(o)		210,000	525
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		415,000	422,302
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		300,000	308,450
TerraForm Power Operating LLC 5% 1/31/2028 (o)		130,000	130,165
VoltaGrid LLC 7.375% 11/1/2030 (o)		849,000	886,518
			33,267,222
Multi-Utilities - 0.2%
Ameren Corp 3.5% 1/15/2031		119,000	115,460
Ameren Illinois Co 3.25% 3/15/2050		115,000	80,176
Ameren Illinois Co 3.7% 12/1/2047		130,000	100,831
Ameren Illinois Co 3.85% 9/1/2032		125,000	121,809
Ameren Illinois Co 4.15% 3/15/2046		1,135,000	958,923
Ameren Illinois Co 4.95% 6/1/2033		1,419,000	1,464,789
Berkshire Hathaway Energy Co 2.85% 5/15/2051		80,000	50,513
Berkshire Hathaway Energy Co 4.45% 1/15/2049		160,000	134,909
Berkshire Hathaway Energy Co 5.15% 11/15/2043		90,000	87,456
Black Hills Corp 4.55% 1/31/2031		6,000,000	6,060,037
CenterPoint Energy Inc 5.95% 4/1/2056 (g)		1,600,000	1,615,461
CenterPoint Energy Inc 6.7% 5/15/2055 (g)		133,000	137,483
CenterPoint Energy Inc 7% 2/15/2055 (g)		276,000	290,079
CMS Energy Corp 3.75% 12/1/2050 (g)		144,000	134,040
Consumers Energy Co 3.95% 5/15/2043		225,000	190,530
Consumers Energy Co 4.35% 4/15/2049		14,000	11,978
Consumers Energy Co 4.35% 8/31/2064		14,000	11,198
Consumers Energy Co 4.625% 5/15/2033		279,000	282,779
Consumers Energy Co 5.05% 5/15/2035		30,000	30,904
Dominion Energy Inc 4.9% 8/1/2041		1,000	931
Dominion Energy Inc 5% 6/15/2030		3,800,000	3,917,577
Dominion Energy Inc 6% 2/15/2056 (g)		1,134,000	1,150,730
Dominion Energy Inc 6.2% 2/15/2056 (g)		2,210,000	2,249,906
Dominion Energy Inc 6.625% 5/15/2055 (g)		995,000	1,032,857
Dominion Energy Inc 6.875% 2/1/2055 (g)		591,000	618,839
Dominion Energy Inc 7% 6/1/2054 (g)		736,000	798,988
Dominion Energy Inc 7% 6/15/2038		150,000	170,768
DTE Energy Co 4.875% 6/1/2028		280,000	285,392
DTE Energy Co 4.95% 7/1/2027		5,105,000	5,165,807
DTE Energy Co 5.1% 3/1/2029		300,000	308,661
DTE Energy Co 5.2% 4/1/2030		3,900,000	4,055,236
DTE Energy Co 5.85% 6/1/2034		800,000	860,478
NiSource Inc 2.95% 9/1/2029		11,346,000	10,956,120
NiSource Inc 4.8% 2/15/2044		53,000	48,257
NiSource Inc 5.2% 7/1/2029		3,060,000	3,168,674
NiSource Inc 5.25% 3/30/2028		130,000	133,295
NiSource Inc 5.75% 7/15/2056 (g)		100,000	100,618
NiSource Inc 5.95% 6/15/2041		640,000	671,628
NiSource Inc 6.375% 3/31/2055 (g)		112,000	116,970
NiSource Inc 6.95% 11/30/2054 (g)		375,000	391,811
Public Service Enterprise Group Inc 5.2% 4/1/2029		300,000	310,053
Puget Energy Inc 2.379% 6/15/2028		815,000	785,418
Puget Energy Inc 4.1% 6/15/2030		5,379,000	5,309,150
Puget Energy Inc 4.224% 3/15/2032		5,488,000	5,363,861
San Diego Gas & Electric Co 1.7% 10/1/2030		5,475,000	4,930,863
San Diego Gas & Electric Co 2.95% 8/15/2051		80,000	52,401
San Diego Gas & Electric Co 3% 3/15/2032		311,000	288,989
San Diego Gas & Electric Co 3.32% 4/15/2050		139,000	97,288
San Diego Gas & Electric Co 3.75% 6/1/2047		1,210,000	942,406
San Diego Gas & Electric Co 4.1% 6/15/2049		925,000	743,357
San Diego Gas & Electric Co 4.5% 8/15/2040		7,000	6,466
San Diego Gas & Electric Co 4.95% 8/15/2028		942,000	966,651
San Diego Gas & Electric Co 5.35% 4/1/2053		336,000	319,625
San Diego Gas & Electric Co 5.4% 4/15/2035		56,000	58,358
Sempra 3.4% 2/1/2028		437,000	432,227
Sempra 4% 2/1/2048		965,000	749,024
Sempra 4.125% 4/1/2052 (g)		3,845,000	3,795,120
Sempra 6.375% 4/1/2056 (g)		539,000	551,894
Sempra 6.55% 4/1/2055 (g)		239,000	243,990
Sempra 6.625% 4/1/2055 (g)		434,000	441,147
WEC Energy Group Inc 1.8% 10/15/2030		291,000	261,749
WEC Energy Group Inc 4.75% 1/15/2028		4,080,000	4,142,098
WEC Energy Group Inc 5.6% 9/12/2026		97,000	97,706
WEC Energy Group Inc 5.625% 5/15/2056 (g)		3,000,000	3,018,927
			81,991,666
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031		138,000	126,244
TOTAL UTILITIES			506,012,160
TOTAL UNITED STATES			4,891,350,895
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		200,000	200,642
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		1,705,000	1,783,979
First Quantum Minerals Ltd 8% 3/1/2033 (o)		1,335,000	1,422,603

TOTAL ZAMBIA			3,407,224
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $6,334,799,331)			6,376,240,672

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (l)(n) (Cost $111,017)	6,735	84,659

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Enbridge Inc 8.25% 1/15/2084 (g)		765,000	831,897
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.5593% (f)(g)(v)		12,927,000	13,029,168
TOTAL CANADA			13,861,065
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (g)(q)(v)	EUR	195,000	216,675
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (g)(q)(v)	EUR	320,000	344,155
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (g)(o)(v)		200,000	203,923
BNP Paribas SA 7.375% (g)(o)(v)		250,000	271,372
BNP Paribas SA 7.45% (g)(o)(v)		200,000	213,928
Credit Agricole SA 5.875% (g)(q)(v)	EUR	100,000	124,443
			813,666
Insurance - 0.0%
BNP Paribas Cardif SA 6% (g)(q)(v)	EUR	100,000	121,899
TOTAL FINANCIALS			935,565
Industrials - 0.0%
Passenger Airlines - 0.0%
Air France-KLM 5.75% (g)(q)(v)	EUR	200,000	248,639
Transportation Infrastructure - 0.0%
La Poste SA 5% (g)(q)(v)	EUR	100,000	126,867
TOTAL INDUSTRIALS			375,506
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield SE 4.75% (g)(q)(v)	EUR	100,000	123,428
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.375% (g)(q)(v)	EUR	100,000	120,134
Electricite de France SA 5.625% (g)(q)(v)	EUR	200,000	256,727
Electricite de France SA 9.125% (g)(o)(v)		570,000	688,888
			1,065,749
Multi-Utilities - 0.0%
Veolia Environnement SA 4.322% (g)(q)(v)	EUR	100,000	119,807
TOTAL UTILITIES			1,185,556
TOTAL FRANCE			2,620,055
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (g)(q)(v)	EUR	400,000	483,011
Volkswagen International Finance NV 4.375% (g)(q)(v)	EUR	100,000	121,510
Volkswagen International Finance NV 5.994% (g)(q)(v)	EUR	100,000	126,960
Volkswagen International Finance NV 7.875% (g)(q)(v)	EUR	700,000	996,092
TOTAL CONSUMER DISCRETIONARY			1,727,573
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Wintershall Dea Finance 2 BV 6.117% (g)(q)(v)	EUR	100,000	126,488
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG 4.625% (g)(q)(v)	EUR	200,000	244,713
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 5.125% (g)(q)(v)	EUR	100,000	114,465
Aroundtown Finance Sarl 5.25% (g)(q)(v)	EUR	225,000	264,153
Aroundtown Finance Sarl 7.875% (g)(v)		750,000	786,674
Grand City Properties SA 1.5% (g)(q)(v)	EUR	500,000	594,315
TOTAL REAL ESTATE			1,759,607
TOTAL GERMANY			3,858,381
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA 5.25% (g)(q)(v)	EUR	100,000	126,770
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 4.5% (g)(q)(v)	EUR	535,000	633,459
TOTAL ITALY			760,229
JAPAN - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Rakuten Group Inc 4.25% (g)(q)(v)	EUR	200,000	242,010
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Vivion Investments Sarl 8.125% (g)(q)(v)	EUR	100,000	113,876
PHILIPPINES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
San Miguel Global Power Holdings Corp 8.375% (g)(q)(v)		300,000	306,901
SINGAPORE - 0.0%
Financials - 0.0%
Banks - 0.0%
United Overseas Bank Ltd 3% (g)(q)(v)	SGD	500,000	395,857
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.381% (g)(q)(v)	EUR	100,000	118,370
Telefonica Europe BV 6.75% (g)(q)(v)	EUR	100,000	134,396
TOTAL COMMUNICATION SERVICES			252,766
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 9.625% (g)(v)		1,000,000	1,112,780
TOTAL SPAIN			1,365,546
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (g)(q)(v)	EUR	185,000	218,923
Heimstaden Bostad AB 6.25% (g)(q)(v)	EUR	135,000	179,167
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (f)(g)(m)(q)(v)	EUR	625,000	556,643

TOTAL SWEDEN			954,733
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (f)(g)(l)(m)(q)(v)		2,750,000	660,000
UBS Group AG 7.125% (g)(q)(v)	AUD	290,000	206,637
UBS Group AG 9.25% (g)(o)(v)		200,000	239,418
UBS Group AG 9.25% (g)(o)(v)		200,000	223,534

TOTAL SWITZERLAND			1,329,589
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thaioil Treasury Center Co Ltd 6.1% (g)(q)(v)		400,000	405,235
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (g)(v)		315,000	339,556
Barclays PLC 8.875% (g)(q)(v)	GBP	300,000	433,416
HSBC Holdings PLC 7.05% (g)(v)		250,000	266,088
NatWest Group PLC 8.125% (g)(v)		290,000	330,998
Standard Chartered PLC 7% (g)(q)(v)		400,000	421,709
TOTAL FINANCIALS			1,791,767
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 5 year UK Government Bond + 4.135%, 7.884% (f)(g)(q)(v)	GBP	215,000	211,339
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (g)(q)(v)	GBP	390,000	542,087
TOTAL UNITED KINGDOM			2,545,193
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.5% (g)(v)		3,770,000	3,856,817
Energy Transfer LP Series G, 7.125% (g)(v)		2,890,000	3,057,083
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (f)(g)(v)		330,000	330,745
Sunoco LP 7.875% (g)(o)(v)		1,635,000	1,748,513
Venture Global LNG Inc 9% (g)(o)(v)		6,030,000	5,501,567
TOTAL ENERGY			14,494,725
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (g)(v)		1,695,000	1,754,096
Bank of America Corp 6.625% (g)(v)		653,000	687,034
BW Real Estate Inc 9.5% (g)(o)(v)		125,000	132,775
Citigroup Inc 6.5% (g)(v)		290,000	295,255
Citigroup Inc 6.625% (g)(v)		2,560,000	2,684,396
Citigroup Inc 6.75% (g)(v)		1,385,000	1,420,455
Citigroup Inc 6.875% (g)(v)		250,000	256,964
Citigroup Inc 6.95% (g)(v)		623,000	642,200
Citigroup Inc 7.125% (g)(v)		1,540,000	1,596,053
JPMorgan Chase & Co 6.5% (g)(v)		245,000	259,243
US Bancorp 3.7% (g)(v)		4,850,000	4,827,767
Wells Fargo & Co 6.85% (g)(v)		930,000	994,271
Wells Fargo & Co 7.625% (g)(v)		160,000	173,320
			15,723,829
Capital Markets - 0.1%
Bank of New York Mellon Corp/The 5.625% (g)(v)		265,000	264,948
Charles Schwab Corp/The 4% (g)(v)		220,000	210,043
Goldman Sachs Group Inc/The 3.65% (g)(v)		1,750,000	1,746,520
Goldman Sachs Group Inc/The 4.125% (g)(v)		2,505,000	2,522,416
Goldman Sachs Group Inc/The 6.85% (g)(v)		1,160,000	1,218,909
Goldman Sachs Group Inc/The 7.5% (g)(v)		490,000	532,898
State Street Corp 6.7% (g)(v)		178,000	188,874
			6,684,608
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (g)(v)		695,000	694,221
Ally Financial Inc 4.7% (g)(v)		45,000	42,603
American Express Co 3.55% (g)(v)		770,000	770,934
			1,507,758
TOTAL FINANCIALS			23,916,195
Industrials - 0.0%
Aerospace & Defense - 0.0%
Incora Top Holdco LLC 6% 1/31/2033 (l)		74,485	17,675
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc 10.25% (g)(o)(v)		2,925,000	3,358,491
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp 7% (g)(o)(v)		2,575,000	2,643,465
Vistra Corp 8.875% (g)(o)(v)		1,775,000	1,974,692
			4,618,157
TOTAL UTILITIES			7,976,648
TOTAL UNITED STATES			46,405,243
TOTAL PREFERRED SECURITIES (Cost $76,643,098)			75,724,743

Repurchase Agreements - 4.7%
	Maturity Amount ($)	Value ($)
Australia and New Zealand Banking Group 3.69%, dated 3/2/2026 due 3/3/2026 (u)	200,020,500	200,000,000
BofA Securities 3.7%, dated 3/2/2026 due 3/3/2026 (u)	411,842,324	411,800,000
BofA Securities 3.73%, dated 3/2/2026 due 3/3/2026 (u)	75,007,771	75,000,000
Repurchase Agreements*	1,426,052,220	1,423,800,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,110,600,000)		2,110,600,000

U.S. Government Agency - Mortgage Securities - 23.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.8%
Fannie Mae 2% 11/1/2051	637,787	533,918
Fannie Mae 2% 3/1/2052	3,541,901	2,961,754
Fannie Mae 2% 5/1/2052	598,761	504,055
Fannie Mae 2.5% 3/1/2050	171,055	150,906
Fannie Mae 2.5% 4/1/2052	1,192,303	1,051,490
Fannie Mae 2.5% 4/1/2052	496,506	436,627
Fannie Mae 2.5% 6/1/2052	1,552,621	1,370,224
Fannie Mae 3% 11/1/2036	483,280	469,933
Fannie Mae 3% 12/1/2051	2,213,602	2,022,420
Fannie Mae 3.5% 12/1/2036	90,841	89,760
Fannie Mae 3.5% 5/1/2036	69,103	68,431
Fannie Mae 3.5% 7/1/2047	2,662,616	2,550,684
Fannie Mae 4% 12/1/2054	11,542,864	11,319,551
Fannie Mae 4.5% 10/1/2054	14,931,765	14,806,739
Fannie Mae 6% 12/1/2054	863,519	906,605
Fannie Mae 6.5% 7/1/2054	459,822	485,794
Fannie Mae 7% 6/1/2054	64,528	68,971
Fannie Mae 7% 7/1/2054	59,184	63,430
Fannie Mae 7% 8/1/2054	50,584	53,908
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (f)(g)	912	942
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.595%, 6.585% 5/1/2035 (f)(g)	1,032	1,064
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.587% 2/1/2035 (f)(g)	17,225	17,911
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (f)(g)	5,425	5,677
Fannie Mae Mortgage pass-thru certificates 1.3332% 10/1/2032 (g)	3,499,497	2,992,286
Fannie Mae Mortgage pass-thru certificates 1.4557% 11/1/2032 (g)	5,207,470	4,488,597
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	2,488,031	2,275,915
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	3,525,282	3,219,227
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	838,959	726,073
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	5,307,084	4,225,911
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	72,310	65,953
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	2,295,531	1,827,880
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,381,149	1,096,757
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,622,228	2,404,406
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	2,509,848	2,301,362
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,341,785	1,230,326
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	29,004	26,595
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,135	11,127
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	512,256	443,964
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	8,780,031	7,533,852
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	4,217,347	3,358,178
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,793,230	1,644,271
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,283	11,263
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,785,891	1,546,679
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	3,541,786	3,036,967
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	10,225,607	8,142,420
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	39,953	36,546
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	37,892	34,662
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	535,021	462,696
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	24,855,434	19,752,984
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	252,320	230,808
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	46,697	42,715
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,462	12,294
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	547,123	472,862
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	1,830,431	1,454,671
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	48,295	44,102
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	48,285	44,093
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	4,338,396	3,961,748
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	282,041	257,555
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	760,192	604,136
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	51,828	47,328
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	1,272,212	1,011,045
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	513,730	412,925
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	294,331	233,909
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2050	6,182,170	4,938,177
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	213,317	169,526
Fannie Mae Mortgage pass-thru certificates 1.56% 10/1/2035	3,138,130	2,543,101
Fannie Mae Mortgage pass-thru certificates 1.565% 1/1/2033 (g)	4,727,463	4,090,148
Fannie Mae Mortgage pass-thru certificates 1.73% 11/1/2031	4,261,789	3,813,105
Fannie Mae Mortgage pass-thru certificates 1.82% 4/1/2032	995,511	887,398
Fannie Mae Mortgage pass-thru certificates 1.93% 1/1/2032	6,000,000	5,387,945
Fannie Mae Mortgage pass-thru certificates 1.96% 9/1/2033	248,670	215,707
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2041	1,253,860	1,126,369
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	16,698,219	13,983,998
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	73,187	61,634
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	12,509,280	10,534,590
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,813,000	4,044,205
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	1,011,043	945,153
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,393,803	1,242,432
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	295,861	264,032
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	33,569	29,943
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	18,794,308	15,733,505
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,954,918	2,500,465
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	562,565	470,947
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	27,138	22,854
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	7,214,105	6,023,449
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	6,731,896	5,681,834
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,056,564	2,567,375
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	823,123	691,643
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	155,633	130,870
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	66,804	56,237
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	86,508	80,694
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	8,666,073	7,793,703
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,529,158	2,255,985
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	2,023,178	1,804,358
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,620,005	4,704,742
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,029,738	1,707,424
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	816,473	686,821
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	581,044	491,137
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	359,319	300,801
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	11,856,970	9,900,031
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,427,066	3,736,519
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,784,774	2,341,694
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	631,786	530,869
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	143,230	120,441
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	57,832	48,811
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	40,074	33,823
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	3,336,357	3,118,925
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	111,038	103,454
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,075,045	1,004,984
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	3,611,620	3,246,149
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	493,938	445,381
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	698,874	622,686
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	269,495	240,203
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,494,744	3,762,739
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,813,684	1,526,246
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,369,007	1,146,054
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	367,041	307,151
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	293,761	247,113
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,706	13,276
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	14,166,226	11,828,154
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,225,477	1,869,995
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,789,954	1,510,752
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,555,396	1,307,920
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	357,578	299,232
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	680,238	669,830
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	640,264	598,538
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	150,100	140,318
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	135,379	126,133
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	103,763	97,001
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	102,855	96,184
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	53,404	50,124
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	470,734	440,056
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	6,936,404	6,227,297
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	641,536	571,039
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,109,771	1,765,519
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	185,353	156,036
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	32,413	27,205
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	32,119	27,049
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	23,655	19,914
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,053,030	886,472
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,033,705	866,650
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	995,663	839,734
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	442,423	371,753
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	27,667	23,343
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	131,392	122,459
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	170,550	159,328
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	1,838,712	1,649,869
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	30,513,694	25,515,688
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	465,788	392,114
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	157,384	132,491
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,955	35,214
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	31,529	26,542
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	24,590	20,700
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	20,252	17,049
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	25,659,724	21,384,609
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,008,862	2,532,949
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,748,376	2,312,806
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,923,872	1,617,768
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	682,285	574,581
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	674,335	566,200
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	662,961	559,550
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	614,440	517,254
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	61,175	51,595
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	41,985	35,423
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	155,852	140,372
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,616,192	8,041,103
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,089,017	1,746,846
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	602,607	503,903
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	410,854	343,558
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,982	23,643
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	14,499,019	12,083,366
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	519,106	434,079
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	8,204,286	7,661,919
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	154,199	144,246
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	10,226,447	9,165,415
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,000,173	2,694,748
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	14,473,115	12,102,484
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,059,507	890,931
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	70,553	59,394
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	171,741	160,549
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2040	831,201	749,319
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	9,631,808	8,625,322
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	112,736	101,523
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	5,040,972	4,226,311
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	74,478	69,577
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2040	510,477	460,187
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,620,360	1,450,159
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (d)(e)	10,508,489	8,803,665
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,091,028	1,760,942
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,726,112	1,453,631
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,087,211	2,581,540
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,169,973	1,817,931
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,004,607	839,115
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	365,882	308,010
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	97,402	81,691
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,592	16,432
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2031	312,203	300,678
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	2,056,007	1,852,623
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	655,730	584,394
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	275,689	245,853
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,268,687	11,116,068
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	5,845,705	4,897,339
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	111,321	93,224
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	6,754,162	5,641,529
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	186,721	156,137
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	160,647	135,589
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2040	244,024	219,791
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	444,096	396,257
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	5,732,593	4,802,577
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	51,092	42,724
Fannie Mae Mortgage pass-thru certificates 2.02% 1/1/2032	3,994,130	3,620,366
Fannie Mae Mortgage pass-thru certificates 2.07% 5/1/2032	443,451	396,608
Fannie Mae Mortgage pass-thru certificates 2.11% 1/1/2032	4,902,827	4,466,818
Fannie Mae Mortgage pass-thru certificates 2.14% 8/1/2036	353,734	295,182
Fannie Mae Mortgage pass-thru certificates 2.2% 10/1/2026	162,557	160,530
Fannie Mae Mortgage pass-thru certificates 2.25% 4/1/2033	1,272,605	1,141,133
Fannie Mae Mortgage pass-thru certificates 2.39% 3/1/2032	218,910	202,248
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	489,951	476,405
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	14,586,696	12,740,904
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	6,350,745	5,622,541
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	287,552	252,513
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	17,731,284	15,454,332
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	16,055,628	14,119,289
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,368,172	2,964,069
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	802,129	695,364
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	720,775	632,272
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	419,878	363,991
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	474,998	462,028
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	317,886	297,362
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2035	409,958	395,388
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	312,085	294,664
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	481,336	437,508
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	253,644	230,563
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	217,606	193,538
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	11,847,399	10,366,747
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	10,585,936	9,372,106
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	351,921	311,239
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	20,972,456	18,279,291
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,722,507	1,515,846
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	896,947	781,767
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	780,487	683,920
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	506,715	450,513
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	245,568	240,859
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	68,437	67,279
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	310,550	302,066
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	116,987	113,401
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	30,569	29,622
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,749	4,611
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,857,991	1,705,147
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,180,263	1,084,111
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	329,866	303,691
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	491,775	432,466
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	919,508	804,591
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	468,586	419,249
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	400,600	356,293
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	33,614,907	29,298,269
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,942,161	6,089,738
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,443,176	3,918,428
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,582,376	3,139,140
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,105,289	2,721,081
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,699,820	1,489,507
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	368,237	326,013
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	868,337	844,040
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	214,715	208,062
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	2,208,390	2,145,021
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	762,531	670,568
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	15,419,077	13,487,230
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,910,391	3,426,571
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,223,906	1,957,089
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,544,524	1,359,217
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	850,896	741,629
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2034	742,207	664,391
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	261,301	254,251
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	172,695	165,667
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	3,630,599	3,482,864
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	967,704	924,697
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	320,180	295,547
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	181,987	165,783
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	127,735	116,191
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	5,876,746	5,133,106
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	4,302,440	3,815,826
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,854	12,166
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,624,535	6,645,435
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,681,264	3,276,410
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,236,956	2,835,446
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,201,252	1,062,385
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	2,642,506	2,532,500
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	100,134	92,859
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	196,954	182,891
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	458,047	416,189
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	145,476	133,636
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	58,829	53,396
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	2,861,203	2,510,772
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	557,603	491,924
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	6,739,165	5,886,395
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	583,256	514,737
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	518,015	454,570
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	38,273	33,789
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,563,700	2,248,905
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,988,170	1,741,559
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,842,422	1,625,980
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,515,847	1,333,507
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	942,912	831,552
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	536,059	472,749
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2062	957,875	804,637
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	219,897	215,325
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	462,972	451,484
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	470,533	457,674
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	5,144,358	4,859,993
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	300,674	277,338
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	577,821	522,488
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	42,054	39,066
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,188	5,574
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	5,426	4,940
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	14,636,308	12,770,517
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	3,975,229	3,535,562
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,265,943	1,977,088
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,775,021	1,538,208
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	570,898	503,830
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	12,027,911	10,539,735
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,715,439	4,146,748
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,750,998	3,300,965
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,182,938	1,912,850
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,715,301	1,509,505
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,475,787	1,285,352
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,406,755	1,245,450
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	196,108	172,703
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	593,310	578,585
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	577,652	562,926
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	523,328	510,344
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	513,243	500,330
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	503,764	490,928
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	416,270	405,926
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,150,609	1,102,350
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	424,602	405,599
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	71,955	66,717
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	3,648,804	3,362,651
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	231,134	213,170
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	174,397	161,634
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	214,277	195,020
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	4,413,060	3,909,798
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	96,418	85,754
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,320,592	3,784,668
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	2,359,618	2,066,932
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	596,226	526,556
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	14,382,817	12,612,265
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,065,298	6,164,636
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,153,259	2,751,291
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,974,168	2,624,772
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,813,918	2,481,589
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,809,677	2,479,605
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,149,790	1,897,239
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	5,519,223	4,857,044
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,918,877	3,441,354
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	4,448,113	3,881,081
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	468,129	407,429
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	47,470	46,821
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	745,792	726,786
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	473,044	460,987
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	460,496	449,070
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	678,081	647,522
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	705,287	673,281
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2041	2,101,287	1,934,958
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	154,025	138,658
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	11,460	10,493
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	17,878,133	15,599,084
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	6,549,913	5,780,450
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,998,351	2,632,996
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	40,747	40,190
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	39,354	38,816
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	106,283	101,659
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	178,507	170,351
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	210,350	194,699
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	209,473	192,934
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	182,143	168,196
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	232,478	206,765
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	4,249,981	3,722,816
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,670,914	3,249,991
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,113,283	965,799
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	574,589	508,704
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	4,616,458	4,027,966
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	743,295	648,542
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2053	1,090,313	948,121
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	88,556	87,279
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	28,427	28,028
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	26,613	26,249
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	392,623	382,619
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	8,073,453	7,072,027
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	5,608,753	4,913,046
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	4,603,106	4,037,894
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,684,852	3,232,391
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,558,864	3,121,873
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,716,028	2,390,167
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,145,118	1,871,665
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	3,021,426	2,888,092
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	1,584,717	1,456,903
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	503,162	447,511
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	13,398,243	11,677,716
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	474,584	417,348
Fannie Mae Mortgage pass-thru certificates 2.51% 10/1/2030	737,087	696,301
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2027	306,087	300,836
Fannie Mae Mortgage pass-thru certificates 2.6% 9/1/2028	351,632	342,249
Fannie Mae Mortgage pass-thru certificates 2.61% 6/1/2026	296,122	294,547
Fannie Mae Mortgage pass-thru certificates 2.62% 5/1/2026	142,468	141,828
Fannie Mae Mortgage pass-thru certificates 2.66% 8/1/2029	637,662	617,473
Fannie Mae Mortgage pass-thru certificates 2.67% 4/1/2034	585,106	530,995
Fannie Mae Mortgage pass-thru certificates 2.69% 12/1/2028	439,953	430,130
Fannie Mae Mortgage pass-thru certificates 2.73% 7/1/2028	277,313	271,582
Fannie Mae Mortgage pass-thru certificates 2.78% 4/1/2026	204,787	204,079
Fannie Mae Mortgage pass-thru certificates 2.81% 5/1/2026	117,021	116,533
Fannie Mae Mortgage pass-thru certificates 2.83% 10/1/2027	595,000	582,548
Fannie Mae Mortgage pass-thru certificates 2.83% 4/1/2030	628,884	608,234
Fannie Mae Mortgage pass-thru certificates 2.835% 8/1/2029	465,159	449,932
Fannie Mae Mortgage pass-thru certificates 2.84% 11/1/2031	130,917	123,030
Fannie Mae Mortgage pass-thru certificates 2.87% 8/1/2031	214,211	205,428
Fannie Mae Mortgage pass-thru certificates 2.9% 5/1/2029	96,904	94,331
Fannie Mae Mortgage pass-thru certificates 2.97% 4/1/2028	171,412	169,042
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	350,693	346,156
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	31,078	30,535
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	133,864	131,268
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2041	204,582	197,654
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2042	280,635	268,237
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	738,514	693,309
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	506,015	474,702
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	227,263	213,849
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	211,488	199,102
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	193,710	182,336
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	152,086	143,083
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	140,650	131,883
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	134,556	126,499
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	109,694	103,376
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,533	45,596
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,061	38,549
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	5,492	5,137
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,905,233	1,763,904
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	564,483	515,907
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	1,317,763	1,201,893
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	12,994,541	11,782,905
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,771,517	3,426,925
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	679,939	615,265
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	240,802	219,102
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	53,818	53,400
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	187,751	176,303
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	133,382	125,123
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	98,773	92,743
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	340,227	318,884
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	239,940	224,656
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,918,449	4,533,620
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,150,586	3,784,330
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,814,934	1,661,020
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2028	6,186	6,122
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	56,629	55,510
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	41,436	40,668
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	148,264	146,082
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	428,934	403,618
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	103,031	97,019
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	7,570	7,103
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,497,068	1,386,485
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	893,341	827,353
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	772,572	717,678
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,954,767	1,799,990
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	531,519	487,109
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	260,244	237,361
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	3,332,650	3,069,814
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,772,392	2,537,281
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,220,597	2,019,096
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,075,738	1,902,301
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,283,377	1,173,739
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	38,808	35,663
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	32,830	30,169
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	13,145	13,002
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	324,970	319,543
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	270,805	266,294
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	186,660	182,399
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2035	125,234	122,649
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	275,707	259,083
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	273,941	256,944
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	251,746	236,318
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	159,757	150,230
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	90,276	84,959
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	587,964	551,416
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	133,598	123,688
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	100,556	93,097
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	358,411	336,683
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	652,177	596,054
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	398,465	364,175
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	2,393,910	2,183,415
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,233,623	2,932,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,854,793	2,605,557
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,595,967	1,455,136
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,160,645	1,062,217
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	900,926	824,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	27,815	27,653
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	250,829	247,585
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	236,724	233,239
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	103,111	101,642
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	908,410	852,190
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	271,668	255,824
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	55,250	52,171
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,049	34,869
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,936	12,184
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2044	542,993	509,645
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	250,183	232,552
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	14,801	13,756
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,186,756	1,092,789
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,003,780	4,552,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (d)(e)	4,026,758	3,681,496
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,372,290	2,168,885
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,845,531	1,673,450
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	615,749	560,259
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	124,594	122,425
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	39,830	38,605
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,380,456	1,282,800
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,133,722	17,558,932
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	14,282,023	12,950,340
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,568,889	3,277,385
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,879,480	2,651,485
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,094,169	1,905,449
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,406,983	1,284,587
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,149,188	1,041,318
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,095,364	996,311
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	877,022	810,047
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	671,072	608,500
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	658,264	606,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2061	291,577	260,199
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	101,695	101,034
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	17,867	17,481
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	478,246	448,795
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	397,320	372,176
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	192,038	179,992
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,028	4,742
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	4,482,190	4,205,525
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,668,336	8,899,782
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	2,835,241	2,590,370
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,792,732	4,342,853
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,655,781	3,341,185
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,039,068	2,796,537
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,500,586	1,378,019
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	934	927
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	154,865	152,783
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2037	350,565	340,919
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	233,594	217,990
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	209,004	196,004
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	106,125	99,519
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,059	34,873
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	459,986	426,008
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	293,331	270,105
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	230,967	211,019
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	3,844,346	3,513,523
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,804,199	1,640,483
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	638,144	587,217
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	71,778	70,778
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	164,774	154,447
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	70,956	66,849
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,337	7,908
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	5,688,759	5,231,216
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,646,998	3,322,901
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,792,320	1,644,804
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	9,239,783	8,447,547
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	624,893	565,455
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2062	576,032	513,501
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2063	2,466,329	2,188,579
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	449,590	441,214
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	294,835	290,726
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	13,220	12,842
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	52,701	51,008
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	287,401	270,185
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	493,424	461,756
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	260,841	244,413
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	205,159	192,440
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	194,330	182,034
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,898,104	2,665,011
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,727,065	2,508,581
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,939,876	1,782,640
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,759,662	1,618,684
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	2,191,068	2,010,049
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	2,537,479	2,308,809
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2028	45,053	44,611
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	22,051	21,043
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	259,734	243,200
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	201,062	188,396
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	48,790	45,765
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	30,862	28,909
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	289,203	268,654
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	4,558,433	4,177,556
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	3,513,950	3,197,284
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,235,178	1,133,517
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	611,413	558,034
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,105,746	8,373,377
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	87,721	86,087
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	71,422	70,078
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	512,411	503,850
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	389,521	366,647
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	162,645	153,736
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	136,572	128,494
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	132,067	124,322
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	88,545	83,398
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	68,176	63,754
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	43,304	40,519
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	151,310	140,133
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	4,034,777	3,719,088
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	386,014	357,621
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	6,606,666	6,011,294
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	693,906	664,529
Fannie Mae Mortgage pass-thru certificates 3.09% 5/1/2032	182,845	174,475
Fannie Mae Mortgage pass-thru certificates 3.13% 3/1/2027	367,683	364,927
Fannie Mae Mortgage pass-thru certificates 3.13% 5/1/2032	336,436	321,782
Fannie Mae Mortgage pass-thru certificates 3.13% 7/1/2036	302,555	290,353
Fannie Mae Mortgage pass-thru certificates 3.16% 8/1/2033	429,760	402,361
Fannie Mae Mortgage pass-thru certificates 3.17% 1/1/2029	492,542	485,243
Fannie Mae Mortgage pass-thru certificates 3.19% 11/1/2027	250,000	247,910
Fannie Mae Mortgage pass-thru certificates 3.26% 5/1/2032	429,906	414,131
Fannie Mae Mortgage pass-thru certificates 3.27% 12/1/2028	236,701	234,862
Fannie Mae Mortgage pass-thru certificates 3.32% 3/1/2029	887,233	877,506
Fannie Mae Mortgage pass-thru certificates 3.35% 1/1/2029	239,052	236,734
Fannie Mae Mortgage pass-thru certificates 3.42% 5/1/2030	374,862	369,147
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	205,606	204,554
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	5,761	5,606
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	466,226	451,294
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	54,256	52,333
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	228,686	220,540
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	451,662	432,997
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	262,446	251,649
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	248,978	238,835
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,462,569	1,400,627
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	293,031	280,072
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	155,084	148,419
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	122,094	116,695
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	82,525	78,978
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	901,724	871,986
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	191,340	184,074
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,207,678	1,168,093
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,134,615	1,083,371
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	10,323,055	9,756,826
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	280,655	266,664
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	6,788	6,672
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	322,563	312,966
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	255,295	247,820
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	191,628	186,586
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	390,180	379,357
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	102,863	99,343
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	13,117	12,740
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	13,052	12,640
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	993,173	953,301
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	161,751	155,365
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	40,875	39,092
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	174,964	168,429
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	13,888	13,369
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	5,730	5,631
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	91,305	90,209
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	252,996	244,832
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	52,908	51,174
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,077	7,804
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	721,730	692,852
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	23,907	22,931
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	664,824	635,006
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	241,833	230,986
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	822,351	780,842
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2052	93,000	87,754
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	55,062	54,819
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	275,605	274,192
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	1,309	1,299
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	9,983	9,692
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,189,331	1,153,553
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	596,756	578,917
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	16,013	15,451
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	118,743	113,890
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	101,916	97,727
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,180,630	2,088,278
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,247,132	1,192,366
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	388,351	369,113
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	372,387	356,034
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	209,457	200,259
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	199,868	191,403
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	344,115	328,897
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	311,129	301,630
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	1,625,862	1,578,036
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	163,700	157,176
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	65,487	62,673
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	7,053,368	6,657,227
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	664,196	629,840
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	297,934	296,412
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	183,720	182,431
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	6,875	6,752
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	632,687	612,391
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	426,156	412,513
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2042	235,552	227,859
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	276,189	267,757
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	142,217	136,016
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	2,095,409	1,989,642
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	2,306,585	2,180,787
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	21,629	20,395
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	37,788	35,645
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2061	3,837,646	3,598,965
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	33,478	32,436
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,800	5,614
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	316,522	306,157
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	29,312	28,255
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	4,376	4,208
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	599,374	571,743
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,460	27,077
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	1,542,877	1,457,284
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2053	337,374	320,766
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	62,548	62,272
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2032	18,492	18,191
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	589,333	571,219
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	239,021	230,872
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	94,614	91,636
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2044	3,367	3,268
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	15,901	15,213
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	2,208,263	2,111,981
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	2,183,299	2,077,188
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	41,203	39,200
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	11,419,713	10,786,195
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	7,788,310	7,368,416
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,299,418	2,171,856
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	320,776	304,585
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	314,691	299,397
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2056	507,192	476,240
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	9,256	9,099
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	9,172	9,040
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	2,242	2,202
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	260,629	256,277
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	83,688	81,736
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	250,890	243,054
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	10,731	10,398
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	627,874	605,910
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	41,087	39,566
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	14,563	14,032
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	970,797	932,741
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	569,194	546,253
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	6,748	6,476
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	51,401	49,433
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	14,988	14,340
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	11,939	11,422
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	4,967	4,752
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,185,628	1,135,045
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	820,007	783,229
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	10,000,060	9,445,298
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	2,438,549	2,303,269
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2062	4,749,141	4,426,314
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	22,702	22,318
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	21,430	21,094
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	18,692	18,361
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	415,362	411,281
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	140,779	139,396
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,523	14,059
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,106	3,979
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	3,455	3,348
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	401,303	384,433
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	136,481	130,743
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	120,301	115,056
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	99,767	95,947
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	2,725,426	2,638,603
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	316,361	302,171
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	71,096	67,551
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	3,391,223	3,231,706
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	2,619,640	2,480,043
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	11,710,305	11,060,666
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	493,513	470,299
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	28,622	28,115
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	530,700	525,487
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,425,212	1,378,375
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	742,197	718,752
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	491,724	475,873
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	561,535	544,258
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	118,371	114,798
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	65,851	63,446
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,905	7,639
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,243	4,103
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	14,122	13,595
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	209,766	201,363
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	205,990	197,266
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	41,306	39,492
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2056	704,058	658,816
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	37,091	35,899
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,479	18,860
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	400,835	383,859
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	657,660	631,657
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	429,337	410,081
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	115,326	111,019
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	132,465	126,110
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	479,106	453,275
Fannie Mae Mortgage pass-thru certificates 3.53% 12/1/2026 (g)	269	267
Fannie Mae Mortgage pass-thru certificates 3.55% 8/1/2028	206,187	205,883
Fannie Mae Mortgage pass-thru certificates 3.67% 7/1/2033	2,000,000	1,962,151
Fannie Mae Mortgage pass-thru certificates 3.71% 9/1/2030	733,284	728,561
Fannie Mae Mortgage pass-thru certificates 3.75% 7/1/2033	4,000,000	3,931,278
Fannie Mae Mortgage pass-thru certificates 3.75% 9/1/2034	389,300	379,109
Fannie Mae Mortgage pass-thru certificates 3.77% 9/1/2032	2,000,000	1,979,448
Fannie Mae Mortgage pass-thru certificates 3.81% 12/1/2028	468,084	469,088
Fannie Mae Mortgage pass-thru certificates 3.83% 9/1/2032	6,000,000	5,959,217
Fannie Mae Mortgage pass-thru certificates 3.84% 10/1/2027	130,994	131,129
Fannie Mae Mortgage pass-thru certificates 3.88% 12/1/2028	8,465	8,527
Fannie Mae Mortgage pass-thru certificates 3.895% 2/1/2033	559,653	556,887
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2038	110,353	111,356
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	640,480	638,422
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	423,105	421,885
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	373,064	371,887
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	264,582	263,630
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	256,316	255,557
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	135,638	135,133
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,025	3,018
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	333,487	331,949
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	47,987	47,765
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	44,307	44,113
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,602	11,563
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	306,615	303,534
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	59,128	58,352
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	40,083	39,628
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	280,732	276,879
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	121,953	120,737
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	894,925	880,408
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	368,954	362,739
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	129,054	126,880
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	66,591	65,531
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	27,530	27,110
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	23,090	22,694
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	4,926,839	4,846,918
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	76,648	75,788
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2054	5,728,471	5,572,892
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2031	5,000,000	5,024,170
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	345,637	344,655
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	80,258	79,993
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	202,059	201,269
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	88,779	88,395
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	52,459	52,000
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,143,615	1,132,674
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	551,705	547,549
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	52,810	52,203
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,439,958	1,424,699
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	2,736,100	2,698,557
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,308,856	1,287,625
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	797,781	785,339
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	633,049	624,759
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	87,136	85,940
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	127,506	124,401
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,369,544	1,365,217
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,084	7,072
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	213,912	212,980
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	124,178	123,672
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	51,517	50,858
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	84,017	82,943
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	28,314	27,828
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,720,301	1,689,707
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	738,414	726,436
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	622,574	607,417
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	102,780	101,658
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	18,358	18,157
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2038	455,096	453,886
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2039	229,664	228,877
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	88,530	88,243
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	223,036	221,984
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	132,383	131,829
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	80,176	79,863
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	33,512	33,356
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,542	2,531
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	1,861	1,853
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	79,037	78,530
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	39,147	38,999
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	509,043	504,542
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	349,359	345,860
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	349,011	345,133
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	216,645	214,418
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	164,735	163,032
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	73,511	72,682
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	56,320	55,607
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	25,904	25,611
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	811,993	798,060
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	133,263	131,101
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	84,859	83,563
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	63,905	62,808
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	14,590	14,339
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	64,486	63,440
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,045,695	1,025,464
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	59,251	58,587
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	639,922	626,342
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	115,337	116,385
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	44,735	45,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	42,708	43,043
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	528,766	527,093
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	141,255	140,770
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	239,470	238,163
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2043	410,150	408,278
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	752,680	742,352
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	89,606	88,068
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	78,871	78,109
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	14,888	14,656
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	4,927	4,852
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	651,633	642,896
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	50,680	50,111
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2053	6,535,473	6,366,146
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	856,430	854,546
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	323,588	322,804
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	103,514	103,268
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	209,166	208,367
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	97,338	96,796
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	1,204,968	1,194,411
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,928,729	1,919,825
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	601,524	595,448
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	194,010	191,772
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	328,254	323,955
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	287,532	283,766
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	67,103	65,952
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	58,018	57,421
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,535,597	1,508,288
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	1,080,239	1,057,989
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	252,290	250,911
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	102,271	101,831
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	63,948	63,677
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	51,454	51,233
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	40,069	39,877
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,113	22,988
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,947	17,859
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,223,793	6,168,721
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	137,367	135,740
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	86,529	85,531
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	451,661	445,181
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	108,758	107,062
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	102,879	101,274
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	24,172	23,750
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	263,303	259,772
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	9,202,757	8,970,507
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,134,671	1,114,847
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	208,024	205,430
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	147,748	143,728
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	485,108	471,933
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2039	213,038	212,393
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	1,420,282	1,429,200
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2042	2,976	2,959
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	186,212	184,064
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	147,654	145,904
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	464,309	457,648
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	110,197	109,235
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,311,961	2,274,458
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	180,534	177,719
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	2,205,082	2,165,178
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	22,426,170	21,840,672
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	8,274,792	8,127,634
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	150,311	146,792
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	85,042	82,706
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	513,003	511,656
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	424,222	423,256
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	170,249	169,763
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	32,534	32,257
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2043	97,720	97,336
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	96,545	95,645
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	68,457	67,668
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	22,590	22,315
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	16,664	16,462
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,627,294	1,600,897
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	78,402	77,130
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	21,908,765	21,328,809
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	88,813	86,373
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	345,413	336,032
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2037	2,829,614	2,823,692
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	54,357	54,305
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	100,263	99,674
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	21,761	21,582
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	31,560	31,250
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	120,455	119,287
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	28,243	27,953
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,303,898	1,290,896
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	254,185	250,379
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	15,531	15,279
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	6,646,159	6,473,964
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	2,475,754	2,418,573
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	719,313	699,552
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	669,153	651,398
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2053	626,020	611,365
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	108,315	107,971
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	58,771	58,363
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	22,943	22,772
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	17,639	17,504
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	282,874	278,286
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	233,087	229,452
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	259,215	254,929
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	33,876	33,273
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	291,575	287,028
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,718,344	2,645,367
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	295,233	287,307
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2059	282,272	272,312
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2038	311,454	311,080
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	96,659	96,357
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	156,048	154,655
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	70,587	70,031
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	56,712	56,098
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,559,774	1,543,246
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	187,713	186,657
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	92,539	91,038
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	153,369	150,642
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	77,283	76,440
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	472,897	460,039
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	130,890	129,380
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	83,273	81,194
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	26,536	25,815
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2062	1,184,413	1,135,590
Fannie Mae Mortgage pass-thru certificates 4.11% 4/1/2033	3,436,169	3,453,774
Fannie Mae Mortgage pass-thru certificates 4.24% 3/1/2033	5,268,292	5,343,692
Fannie Mae Mortgage pass-thru certificates 4.3% 12/1/2032	43,200,000	43,743,119
Fannie Mae Mortgage pass-thru certificates 4.32% 3/1/2030	1,900,000	1,928,824
Fannie Mae Mortgage pass-thru certificates 4.32% 7/1/2033	506,035	514,812
Fannie Mae Mortgage pass-thru certificates 4.33% 1/1/2033	730,685	745,172
Fannie Mae Mortgage pass-thru certificates 4.37% 10/1/2030	2,492,789	2,534,860
Fannie Mae Mortgage pass-thru certificates 4.37% 5/1/2033	487,100	497,033
Fannie Mae Mortgage pass-thru certificates 4.45% 10/1/2033	2,000,000	2,049,085
Fannie Mae Mortgage pass-thru certificates 4.48% 4/1/2033	446,114	458,360
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	81,975	83,371
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	75,529	76,817
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	210,371	213,693
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	37,079	37,693
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	48,386	48,721
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	31,853	32,054
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	148,384	149,043
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	8,353,401	8,275,625
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	6,601	6,712
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	52,922	53,827
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	52,527	53,413
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	44,083	44,835
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	43,158	43,891
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	17,134	17,426
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	858,534	873,095
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	154,432	156,970
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2042	81,967	83,323
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	1,222,375	1,242,030
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	123,711	125,582
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	3,210	3,229
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	68,967	69,468
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	40,948	40,976
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	5,251,554	5,214,146
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	2,927,989	2,907,132
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2030	1,189	1,197
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	63,324	64,398
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	40,289	40,976
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	19,681	20,016
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	17,390	17,686
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	14,092	14,332
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	252,046	256,345
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	97,733	99,383
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	22,191	22,558
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,018,955	1,036,307
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	43,242	43,860
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	16,218	16,459
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	351,726	355,815
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	59,574	60,266
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	4,195	4,244
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	79,857	80,661
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	102,513	103,257
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	86,417	87,044
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	291,318	292,611
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	693,932	689,640
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	196,851	200,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	10,853	11,035
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	320,766	326,244
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	188,777	191,978
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	101,408	103,132
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	47,530	48,342
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	42,139	42,859
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	30,624	31,071
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	9,404	9,556
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	4,238	4,308
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	7,167	7,239
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	114,795	115,628
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	10,664,136	10,574,843
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	4,282,230	4,267,785
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2061	186,617	184,121
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2038	58,929	59,396
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2039	189,156	192,308
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	603,413	613,690
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	329,427	335,046
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	250,908	255,170
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	21,437	21,803
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	11,377	11,566
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	590,726	600,306
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	7,661	7,781
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	398,000	404,410
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	54,496	54,874
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	934,052	936,739
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	66,511	66,806
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2051	525,263	525,625
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	2,094,339	2,078,766
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	768,629	781,780
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	12,628	12,838
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2042	13,612	13,837
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,582	5,673
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	366,342	370,601
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	795,213	808,697
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	702,911	714,760
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,600	10,694
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,642	13,720
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	25,676	25,726
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	1,102,839	1,108,424
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	50,126	49,753
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	19,843	20,175
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	69,898	71,080
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	59,457	60,468
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	13,428	13,656
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	911	926
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2042	174,422	177,371
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	131,123	132,647
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	114,262	115,269
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	20,389	20,505
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	891,481	908,533
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	7,732	7,862
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	17,797	18,099
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2042	8,939	9,087
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	22,459	22,811
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	1,735	1,762
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	81,132	82,024
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	118,248	118,773
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	63,091	63,214
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	106,952	106,993
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	105,205	106,961
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	8,475	8,618
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	20,186	20,513
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	7,636	7,763
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	242,047	245,917
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	350,650	354,508
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	376,774	380,095
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	26,975	27,213
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	58,279	58,538
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2052	13,434,168	13,351,068
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	2,411,495	2,405,621
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	710,981	709,250
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	549	549
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	68,693	69,857
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	97,042	98,649
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	39,108	39,771
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	17,780	18,083
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2042	13,128	13,344
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	19,971	20,284
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	155,532	157,341
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	221,066	222,047
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,509,098	1,521,929
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	29,419	29,457
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	26,345	26,379
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,315	1,317
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	4,120,337	4,102,575
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	3,594,823	3,572,586
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	151,670	154,216
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	137,765	140,123
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	76,085	77,381
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	54,758	55,681
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	46,395	47,188
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	36,160	36,777
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	3,572	3,632
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	6,283	6,389
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2043	192,040	195,188
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	109,665	111,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	21,644	21,991
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	7,216	7,330
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,882	1,912
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,499,827	1,512,578
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	435,830	437,901
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	3,424,406	3,397,659
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,202,958	1,195,516
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	513,306	510,131
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	334,157	333,239
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	3,640,202	3,616,547
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	18,304	18,616
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	11,759	11,960
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	16,160	16,430
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	812,592	826,423
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	76,527	77,822
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	92,047	93,469
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,706	7,825
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	131,061	130,857
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	999,668	1,004,418
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	6,203,677	6,159,487
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	155,968	154,857
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	669,946	675,014
Fannie Mae Mortgage pass-thru certificates 4.51% 10/1/2033	3,050,000	3,137,459
Fannie Mae Mortgage pass-thru certificates 4.51% 7/1/2033	2,938,829	3,023,664
Fannie Mae Mortgage pass-thru certificates 4.55% 9/1/2033	3,115,000	3,212,320
Fannie Mae Mortgage pass-thru certificates 4.7% 9/1/2033	3,907,344	4,027,500
Fannie Mae Mortgage pass-thru certificates 4.73% 10/1/2032	536,805	554,295
Fannie Mae Mortgage pass-thru certificates 4.8% 12/1/2030	1,981,165	2,045,536
Fannie Mae Mortgage pass-thru certificates 4.81% 9/1/2029	2,914,187	3,000,090
Fannie Mae Mortgage pass-thru certificates 4.83% 2/1/2034	2,429,000	2,556,125
Fannie Mae Mortgage pass-thru certificates 4.88% 12/1/2032	234,042	244,224
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2030	1,838	1,861
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2042	226,960	234,996
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2048	138,217	142,135
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	38,877	39,857
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	44,176	44,697
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	4,126,847	4,163,853
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	53,549	54,919
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	6,309	6,523
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	186,998	193,601
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	22,817	23,455
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,550,784	5,656,067
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,068,141	2,106,075
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	2,021,742	2,046,189
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	336,141	342,675
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	7,992,037	8,035,981
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	28,651	29,376
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	303,885	311,904
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,374,281	2,419,315
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,498,898	1,525,454
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	936,606	956,712
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	29,424	29,770
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	1,732,260	1,747,252
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2033	17,131	17,565
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2034	373,160	375,822
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,645,853	1,676,042
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	4,908,078	4,955,157
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2030	67,742	68,616
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	525,640	539,523
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	768,962	790,485
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	52,349	54,216
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	38,096	39,438
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	534,936	541,238
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	38,502	38,916
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	3,691,633	3,717,353
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	120,475	121,357
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	173,319	177,387
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	401,797	413,346
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	140,005	145,142
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	100,704	104,388
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	74,206	76,916
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	836,875	859,025
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	28,664	28,858
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	72,737	75,319
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	14,315	14,814
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	1,114,554	1,126,290
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2033	2,741	2,812
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	40,138	41,314
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	21,851	22,618
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	305,058	315,680
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	59,672	61,521
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	144,782	148,886
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	9,334,487	9,421,108
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	421,722	425,899
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2031	19,906	20,273
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	33,160	34,075
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	5,566,753	5,712,207
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	622,227	638,491
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	191,018	196,292
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	7,148	7,396
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	69,401	71,824
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	97,184	100,703
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	36,295	37,560
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	25,316	26,119
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	10,922	11,306
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	20,737	21,477
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	33,405	34,352
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	17,639	18,117
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	8,441,392	8,564,571
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	6,006,299	6,062,036
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	5,485,810	5,536,717
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	1,414,770	1,432,320
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2029	19,667	19,885
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	35,042	35,893
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	19,776	20,245
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	17,523	17,948
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	667,692	686,493
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	315,203	323,970
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	30,786	31,612
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	44,966	46,171
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2036	4,996	5,128
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	23,250	23,930
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	8,896	9,201
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	34,379	35,589
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	21,728	22,483
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	18,119	18,781
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	14,116	14,609
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	14,529,908	14,714,687
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	65,669	66,863
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	53,996	55,257
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	42,925	43,873
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	2,160,052	2,193,597
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	1,213,066	1,220,980
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	1,824,357	1,835,015
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	71,498	73,230
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	7,966	8,168
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	14,631	15,126
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,846	2,948
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	63,228	64,941
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	6,296,626	6,435,732
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	1,055,271	1,068,691
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	7,040,550	7,101,484
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	3,723,796	3,771,153
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	2,573,256	2,626,888
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	56,223	57,647
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2033	34,548	35,432
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	11,089	11,437
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	316,606	324,985
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	31,593	32,429
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	1,982,359	2,007,569
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	935,028	946,334
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	441,800	448,661
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	39,200	39,674
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,977,907	4,017,307
Fannie Mae Mortgage pass-thru certificates 5.1% 6/1/2029	2,526,505	2,614,987
Fannie Mae Mortgage pass-thru certificates 5.17% 8/1/2028	2,336,246	2,406,001
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (g)	127,083	129,813
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	186,232	195,886
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	123,484	129,791
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	2,716,756	2,780,903
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	90,259	92,052
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,950,969	3,058,455
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	607,900	618,986
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,284,805	2,339,288
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	557,312	576,871
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	2,319	2,431
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	20,159,061	20,635,045
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,305,260	1,337,302
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	1,594,709	1,627,655
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	429,720	438,254
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	2,700,138	2,756,931
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	26,901	28,171
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	2,869,023	2,934,074
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	6,454,754	6,599,999
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	3,020,949	3,092,042
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	82,732	86,648
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,288,792	1,328,485
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	62,038	63,247
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2037	84,304	88,221
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	458,895	470,877
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	14,653,964	14,930,129
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	368,363	376,370
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	1,908,347	1,958,773
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	147,792	150,619
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,578,599	5,715,112
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	957,853	976,838
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	79,977	83,729
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	42,052	44,089
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	3,271,525	3,374,329
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	202,225	207,127
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	37,040	38,808
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	2,112,751	2,159,335
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,527,834	1,566,438
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,467,798	1,515,298
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	335,795	347,397
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,284,669	3,365,047
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,241,488	3,302,577
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	20,455	20,879
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	10,505,221	10,716,463
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	2,479,115	2,559,343
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,811,307	1,863,697
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	542,208	559,035
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	6,635,579	6,819,211
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	68,007	70,934
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2052	1,727,730	1,770,144
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	3,662,180	3,738,349
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,953,801	2,003,597
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,143,410	1,182,913
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,116,535	1,144,992
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	714,227	730,644
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,636,787	1,697,300
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	1,843	1,917
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	162,158	170,232
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2048	369,530	388,126
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	2,908,597	2,969,092
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,557,741	1,594,887
Fannie Mae Mortgage pass-thru certificates 5.81% 6/1/2031	261,000	273,724
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	124,850	132,125
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	26,116	27,711
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	26,224	27,883
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	2,260	2,405
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	1,892,490	1,973,907
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	156,979	162,017
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	50,484	52,601
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	21,197	22,091
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	2,588,720	2,712,425
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	2,126,215	2,227,154
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	944,055	988,283
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	9,635	10,114
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	26,626	28,200
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	129,244	134,114
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	32,488	33,987
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	455,969	479,527
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	335,707	347,159
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,893,644	1,982,211
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	3,777,228	3,944,390
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	161,711	169,662
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	2,819,033	2,912,560
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	4,180,683	4,330,804
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,745,473	1,796,728
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,114,840	1,145,626
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	675,423	695,193
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	662,770	682,170
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	208,595	215,630
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	9,133,789	9,535,295
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,774,963	1,855,760
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	695,756	728,297
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	261,173	273,470
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	164,118	169,627
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	126,580	130,187
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2039	118,588	126,005
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	5,135,876	5,319,911
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	33,039	34,571
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2040	142,559	151,827
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	95,129	98,344
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,741,500	2,865,439
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	460,620	483,603
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,718	25,882
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,694	25,839
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,606	25,740
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	32,549	34,059
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	8,801	9,201
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	70,280	73,643
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	9,571	10,181
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,325,937	1,370,756
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,009,811	1,040,711
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,465,797	1,533,437
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	921	966
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	280,241	289,889
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	2,368,361	2,495,489
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	36,501	38,765
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	748,897	772,316
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	3,275,630	3,373,813
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,131,663	2,230,030
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	17,898	18,800
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	45,839	48,424
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,890	3,076
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	3,183,520	3,324,457
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,682,355	1,754,731
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	720,076	742,390
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	3,700,082	3,810,988
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	648,660	665,853
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	334,490	343,601
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	45,083	47,237
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	21,787	22,984
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	38,234	40,096
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	499,677	530,938
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	4,116	4,379
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	1,940,021	2,009,490
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	643,894	682,365
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,108,406	2,193,182
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	824,040	859,234
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	799,552	836,948
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,206,495	4,371,687
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,781,638	3,953,781
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,901,914	1,958,328
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	698,520	731,627
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	25,984	26,692
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,274,034	4,410,005
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,027,879	4,208,714
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	577,967	593,530
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	514,838	536,504
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	40,840	42,704
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,177	21,093
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	11,733	12,355
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	196,736	205,861
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	4,262,922	4,389,366
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,057,527	1,107,980
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	172,608	178,270
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,553,502	3,686,388
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	3,489,002	3,652,458
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,346,136	1,406,532
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	380,649	393,159
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	58,719	61,813
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,026	2,154
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	325,219	337,475
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,628,355	2,725,495
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,263,591	1,313,608
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	98,186	101,069
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	4,894,611	5,039,792
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,542,660	1,615,293
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	18,676	19,613
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	221,286	228,421
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	104,205	107,011
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	4,701,437	4,974,630
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,852,198	2,980,500
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	209,715	219,935
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	16,216	16,998
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	936,027	993,635
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2052	83,837	87,792
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,729,941	1,827,627
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2052	51,933	54,383
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	344,471	364,703
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	611	652
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	24,640	25,828
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	603,739	632,076
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,036,017	1,081,164
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,137,499	2,265,046
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,556,721	2,705,288
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	563,763	590,180
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	2,904,462	3,015,146
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	1,549,753	1,633,753
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,609,340	1,703,360
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,345,401	1,404,030
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	823,792	855,338
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	1,320,733	1,401,606
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	6,431,639	6,807,382
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,584,566	1,651,884
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,343,295	1,397,845
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,125,649	1,189,212
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	993,280	1,055,654
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2053	790,064	826,838
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	653,868	692,272
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	3,160,698	3,357,449
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	2,482,078	2,639,687
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,199,561	2,327,202
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (g)	33,261	34,811
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,538,929	1,635,980
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	870,311	927,440
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	787,283	840,992
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	500,729	532,502
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	436,905	464,322
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	562,436	599,356
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	22,944	24,491
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	983,854	1,050,051
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	123,866	131,413
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	45,950	48,676
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	28,250	29,839
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	15,991	16,945
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	31,778	33,929
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	937,756	997,261
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	219,591	231,881
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	102,573	109,274
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	69,406	73,433
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	52,078	55,032
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	51,843	54,759
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	19,951	21,109
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	732,527	780,383
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	223,330	238,356
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	441,406	467,691
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	9,190	9,707
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	1,159	1,217
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	238,244	256,005
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,624	21,020
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	45,649	49,067
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,094	25,724
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	21,781	23,164
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	18,214	19,578
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	14,062	14,935
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	596,519	634,184
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	44,105	46,790
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	482,234	516,526
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	472,392	504,655
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	328,793	351,660
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2036	6,045	6,344
Fannie Mae Mortgage pass-thru certificates Series 1000, 2.5% 9/1/2051	713,144	624,909
Freddie Mac Gold Pool 1.5% 1/1/2036	2,003,683	1,832,860
Freddie Mac Gold Pool 1.5% 1/1/2037	937,457	854,897
Freddie Mac Gold Pool 1.5% 1/1/2051	2,997,795	2,387,076
Freddie Mac Gold Pool 1.5% 11/1/2035	1,575,583	1,444,703
Freddie Mac Gold Pool 1.5% 11/1/2035	59,967	54,985
Freddie Mac Gold Pool 1.5% 11/1/2050	3,013,677	2,399,723
Freddie Mac Gold Pool 1.5% 11/1/2050	228,174	183,187
Freddie Mac Gold Pool 1.5% 12/1/2035	2,676,287	2,453,975
Freddie Mac Gold Pool 1.5% 12/1/2036	318,235	290,209
Freddie Mac Gold Pool 1.5% 12/1/2040	313,511	271,512
Freddie Mac Gold Pool 1.5% 12/1/2050	152,658	122,560
Freddie Mac Gold Pool 1.5% 12/1/2050	33,390	26,838
Freddie Mac Gold Pool 1.5% 2/1/2036	45,090	41,246
Freddie Mac Gold Pool 1.5% 2/1/2041	1,840,157	1,591,282
Freddie Mac Gold Pool 1.5% 2/1/2051	1,494,344	1,187,577
Freddie Mac Gold Pool 1.5% 3/1/2036	687,709	629,079
Freddie Mac Gold Pool 1.5% 3/1/2036	300,940	275,284
Freddie Mac Gold Pool 1.5% 3/1/2041	547,483	473,103
Freddie Mac Gold Pool 1.5% 3/1/2051	54,235	43,593
Freddie Mac Gold Pool 1.5% 4/1/2036	48,983	44,731
Freddie Mac Gold Pool 1.5% 4/1/2041	1,231,957	1,063,074
Freddie Mac Gold Pool 1.5% 4/1/2051	38,798,514	30,833,757
Freddie Mac Gold Pool 1.5% 5/1/2036	3,575,953	3,275,555
Freddie Mac Gold Pool 1.5% 5/1/2036	50,163	45,808
Freddie Mac Gold Pool 1.5% 5/1/2051	1,192,211	947,468
Freddie Mac Gold Pool 1.5% 6/1/2036	50,913	46,493
Freddie Mac Gold Pool 1.5% 6/1/2051	905,915	719,944
Freddie Mac Gold Pool 1.5% 6/1/2051	871,710	692,761
Freddie Mac Gold Pool 1.5% 6/1/2051	133,319	107,159
Freddie Mac Gold Pool 1.5% 8/1/2035	1,316,358	1,208,657
Freddie Mac Gold Pool 1.5% 8/1/2036	69,536	63,423
Freddie Mac Gold Pool 1.5% 9/1/2036	1,811,455	1,652,208
Freddie Mac Gold Pool 2% 1/1/2032	482,084	464,511
Freddie Mac Gold Pool 2% 1/1/2051	770,321	644,627
Freddie Mac Gold Pool 2% 1/1/2051	408,454	341,807
Freddie Mac Gold Pool 2% 1/1/2051	375,097	313,892
Freddie Mac Gold Pool 2% 1/1/2051	176,993	148,832
Freddie Mac Gold Pool 2% 1/1/2051	125,406	105,453
Freddie Mac Gold Pool 2% 1/1/2052	780,099	658,417
Freddie Mac Gold Pool 2% 1/1/2052	375,854	316,053
Freddie Mac Gold Pool 2% 1/1/2052	134,107	113,231
Freddie Mac Gold Pool 2% 1/1/2052	41,026	34,255
Freddie Mac Gold Pool 2% 10/1/2041	34,324	30,616
Freddie Mac Gold Pool 2% 10/1/2050	2,533,737	2,121,098
Freddie Mac Gold Pool 2% 10/1/2051	4,429,232	3,721,737
Freddie Mac Gold Pool 2% 10/1/2051	228,435	192,089
Freddie Mac Gold Pool 2% 11/1/2041	1,538,534	1,371,808
Freddie Mac Gold Pool 2% 11/1/2050	20,686,490	17,317,530
Freddie Mac Gold Pool 2% 11/1/2050	1,974,074	1,668,619
Freddie Mac Gold Pool 2% 11/1/2050	17,576	14,714
Freddie Mac Gold Pool 2% 11/1/2050	15,440	13,051
Freddie Mac Gold Pool 2% 11/1/2051	4,086,819	3,412,308
Freddie Mac Gold Pool 2% 11/1/2051	2,338,761	1,962,261
Freddie Mac Gold Pool 2% 11/1/2051	1,185,812	997,140
Freddie Mac Gold Pool 2% 11/1/2051	849,990	714,219
Freddie Mac Gold Pool 2% 11/1/2051	326,550	274,593
Freddie Mac Gold Pool 2% 11/1/2051	190,207	159,944
Freddie Mac Gold Pool 2% 12/1/2035	218,006	203,799
Freddie Mac Gold Pool 2% 12/1/2050	745,100	623,754
Freddie Mac Gold Pool 2% 12/1/2051	6,262,284	5,228,723
Freddie Mac Gold Pool 2% 12/1/2051	3,442,574	2,894,833
Freddie Mac Gold Pool 2% 12/1/2051	24,965	21,070
Freddie Mac Gold Pool 2% 12/1/2051	17,977	15,173
Freddie Mac Gold Pool 2% 2/1/2036	2,756,893	2,570,333
Freddie Mac Gold Pool 2% 2/1/2036	139,651	130,550
Freddie Mac Gold Pool 2% 2/1/2036	122,211	114,246
Freddie Mac Gold Pool 2% 2/1/2042	761,402	677,796
Freddie Mac Gold Pool 2% 2/1/2051	1,311,314	1,097,346
Freddie Mac Gold Pool 2% 2/1/2052	15,072,017	12,560,899
Freddie Mac Gold Pool 2% 2/1/2052	5,618,464	4,721,010
Freddie Mac Gold Pool 2% 2/1/2052	5,474,719	4,596,804
Freddie Mac Gold Pool 2% 2/1/2052	1,384,844	1,161,042
Freddie Mac Gold Pool 2% 2/1/2052	206,443	173,855
Freddie Mac Gold Pool 2% 3/1/2036	108,782	101,659
Freddie Mac Gold Pool 2% 3/1/2036	13,878	12,952
Freddie Mac Gold Pool 2% 3/1/2037	340,110	319,007
Freddie Mac Gold Pool 2% 3/1/2041	363,417	327,419
Freddie Mac Gold Pool 2% 3/1/2051	4,076,908	3,409,129
Freddie Mac Gold Pool 2% 3/1/2051	3,401,047	2,843,971
Freddie Mac Gold Pool 2% 3/1/2051	1,509,214	1,264,370
Freddie Mac Gold Pool 2% 3/1/2051	304,560	256,388
Freddie Mac Gold Pool 2% 3/1/2051	286,010	240,772
Freddie Mac Gold Pool 2% 3/1/2051	245,482	206,654
Freddie Mac Gold Pool 2% 3/1/2051	33,757	28,418
Freddie Mac Gold Pool 2% 3/1/2051	21,091	17,755
Freddie Mac Gold Pool 2% 3/1/2052	1,833,582	1,533,249
Freddie Mac Gold Pool 2% 4/1/2042	1,028,548	923,372
Freddie Mac Gold Pool 2% 4/1/2051	5,669,108	4,740,533
Freddie Mac Gold Pool 2% 4/1/2052	9,623,410	8,020,073
Freddie Mac Gold Pool 2% 4/1/2052	1,160,547	973,718
Freddie Mac Gold Pool 2% 4/1/2052	40,104	33,723
Freddie Mac Gold Pool 2% 5/1/2036	314,565	293,967
Freddie Mac Gold Pool 2% 5/1/2036	187,227	175,025
Freddie Mac Gold Pool 2% 5/1/2041	5,587,515	5,006,212
Freddie Mac Gold Pool 2% 5/1/2051	22,775,496	19,044,972
Freddie Mac Gold Pool 2% 5/1/2051	8,787,112	7,394,504
Freddie Mac Gold Pool 2% 5/1/2051	833,035	701,274
Freddie Mac Gold Pool 2% 5/1/2051	233,993	196,251
Freddie Mac Gold Pool 2% 5/1/2051	24,499	20,692
Freddie Mac Gold Pool 2% 6/1/2035	17,197,712	16,157,546
Freddie Mac Gold Pool 2% 6/1/2036	1,864,510	1,738,921
Freddie Mac Gold Pool 2% 6/1/2036	745,540	696,953
Freddie Mac Gold Pool 2% 6/1/2050	35,890,146	30,090,012
Freddie Mac Gold Pool 2% 6/1/2050	3,030,452	2,552,071
Freddie Mac Gold Pool 2% 6/1/2052	71,221	59,556
Freddie Mac Gold Pool 2% 7/1/2035	2,017,114	1,887,549
Freddie Mac Gold Pool 2% 7/1/2041	5,900,603	5,288,370
Freddie Mac Gold Pool 2% 7/1/2041	32,931	29,466
Freddie Mac Gold Pool 2% 7/1/2051	628,427	524,904
Freddie Mac Gold Pool 2% 7/1/2051	451,885	380,410
Freddie Mac Gold Pool 2% 7/1/2051	179,962	150,316
Freddie Mac Gold Pool 2% 8/1/2050	244,008	205,490
Freddie Mac Gold Pool 2% 8/1/2050	15,260	12,851
Freddie Mac Gold Pool 2% 8/1/2051	1,716,720	1,433,919
Freddie Mac Gold Pool 2% 8/1/2051	628,351	526,019
Freddie Mac Gold Pool 2% 9/1/2050	24,724,401	20,713,287
Freddie Mac Gold Pool 2% 9/1/2050	2,085,034	1,754,591
Freddie Mac Gold Pool 2% 9/1/2050	20,943	17,533
Freddie Mac Gold Pool 2% 9/1/2051	5,369,415	4,483,217
Freddie Mac Gold Pool 2% 9/1/2051	234,475	197,168
Freddie Mac Gold Pool 2% 9/1/2051	232,428	195,447
Freddie Mac Gold Pool 2% 9/1/2051	40,036	33,666
Freddie Mac Gold Pool 2.5% 1/1/2041	349,495	322,587
Freddie Mac Gold Pool 2.5% 1/1/2042	1,812,406	1,662,907
Freddie Mac Gold Pool 2.5% 1/1/2043	106,651	97,348
Freddie Mac Gold Pool 2.5% 1/1/2051	5,897,484	5,151,220
Freddie Mac Gold Pool 2.5% 1/1/2052	8,335,897	7,265,447
Freddie Mac Gold Pool 2.5% 1/1/2052	7,282,798	6,422,686
Freddie Mac Gold Pool 2.5% 1/1/2052	836,796	736,400
Freddie Mac Gold Pool 2.5% 1/1/2052	675,305	594,284
Freddie Mac Gold Pool 2.5% 1/1/2052	141,057	122,767
Freddie Mac Gold Pool 2.5% 10/1/2031	39,038	38,082
Freddie Mac Gold Pool 2.5% 10/1/2035	3,234,948	3,114,432
Freddie Mac Gold Pool 2.5% 10/1/2041	878,798	807,241
Freddie Mac Gold Pool 2.5% 10/1/2050	4,239,616	3,753,483
Freddie Mac Gold Pool 2.5% 10/1/2051	3,683,658	3,231,344
Freddie Mac Gold Pool 2.5% 10/1/2051	507,344	447,426
Freddie Mac Gold Pool 2.5% 11/1/2031	402,999	391,985
Freddie Mac Gold Pool 2.5% 11/1/2032	835,151	809,271
Freddie Mac Gold Pool 2.5% 11/1/2041	463,796	426,797
Freddie Mac Gold Pool 2.5% 11/1/2041	154,602	142,535
Freddie Mac Gold Pool 2.5% 11/1/2046	403,640	359,430
Freddie Mac Gold Pool 2.5% 11/1/2050	3,228,377	2,851,135
Freddie Mac Gold Pool 2.5% 11/1/2050	925,331	809,686
Freddie Mac Gold Pool 2.5% 11/1/2050	220,108	194,663
Freddie Mac Gold Pool 2.5% 11/1/2051	471,790	411,206
Freddie Mac Gold Pool 2.5% 11/1/2051	402,644	349,051
Freddie Mac Gold Pool 2.5% 12/1/2050	1,178,766	1,042,498
Freddie Mac Gold Pool 2.5% 12/1/2051	4,756,482	4,145,681
Freddie Mac Gold Pool 2.5% 12/1/2051	2,987,521	2,617,885
Freddie Mac Gold Pool 2.5% 12/1/2051	341,072	295,675
Freddie Mac Gold Pool 2.5% 2/1/2043	107,908	98,203
Freddie Mac Gold Pool 2.5% 2/1/2050	344,195	302,684
Freddie Mac Gold Pool 2.5% 2/1/2051	9,279,415	8,197,997
Freddie Mac Gold Pool 2.5% 2/1/2051	5,658,055	4,942,088
Freddie Mac Gold Pool 2.5% 2/1/2052	2,342,193	2,058,988
Freddie Mac Gold Pool 2.5% 3/1/2028	67,537	66,772
Freddie Mac Gold Pool 2.5% 3/1/2030	72,668	71,272
Freddie Mac Gold Pool 2.5% 3/1/2032	1,570,528	1,526,563
Freddie Mac Gold Pool 2.5% 3/1/2051	13,199,661	11,529,384
Freddie Mac Gold Pool 2.5% 3/1/2051	486,867	427,541
Freddie Mac Gold Pool 2.5% 4/1/2037	47,684	45,565
Freddie Mac Gold Pool 2.5% 4/1/2042	308,535	283,221
Freddie Mac Gold Pool 2.5% 4/1/2051	17,502,948	15,271,727
Freddie Mac Gold Pool 2.5% 4/1/2051	3,660,696	3,224,929
Freddie Mac Gold Pool 2.5% 4/1/2052	11,309,573	9,843,124
Freddie Mac Gold Pool 2.5% 4/1/2052	2,704,987	2,385,523
Freddie Mac Gold Pool 2.5% 4/1/2052	438,905	387,070
Freddie Mac Gold Pool 2.5% 5/1/2041	528,514	487,315
Freddie Mac Gold Pool 2.5% 5/1/2050	2,699,487	2,364,644
Freddie Mac Gold Pool 2.5% 5/1/2051	2,522,669	2,201,087
Freddie Mac Gold Pool 2.5% 5/1/2051	434,712	387,176
Freddie Mac Gold Pool 2.5% 6/1/2031	448,752	438,361
Freddie Mac Gold Pool 2.5% 6/1/2041	868,201	799,069
Freddie Mac Gold Pool 2.5% 6/1/2041	369,444	340,001
Freddie Mac Gold Pool 2.5% 6/1/2051	1,481,331	1,292,496
Freddie Mac Gold Pool 2.5% 6/1/2051	365,278	322,366
Freddie Mac Gold Pool 2.5% 7/1/2030	142,595	139,721
Freddie Mac Gold Pool 2.5% 7/1/2031	218,016	212,746
Freddie Mac Gold Pool 2.5% 7/1/2032	505,219	490,534
Freddie Mac Gold Pool 2.5% 7/1/2050	4,661,659	4,127,132
Freddie Mac Gold Pool 2.5% 7/1/2050	2,729,793	2,410,812
Freddie Mac Gold Pool 2.5% 7/1/2050	968,398	848,278
Freddie Mac Gold Pool 2.5% 7/1/2051	2,543,004	2,237,902
Freddie Mac Gold Pool 2.5% 7/1/2051	1,753,211	1,529,717
Freddie Mac Gold Pool 2.5% 7/1/2052	2,957,793	2,564,105
Freddie Mac Gold Pool 2.5% 8/1/2031	368,059	359,038
Freddie Mac Gold Pool 2.5% 8/1/2041	125,745	115,774
Freddie Mac Gold Pool 2.5% 8/1/2051	4,665,707	4,113,220
Freddie Mac Gold Pool 2.5% 9/1/2041	272,511	251,675
Freddie Mac Gold Pool 3% 1/1/2033	242,517	237,746
Freddie Mac Gold Pool 3% 1/1/2036	337,109	330,045
Freddie Mac Gold Pool 3% 1/1/2037	923,822	899,258
Freddie Mac Gold Pool 3% 1/1/2043	242,702	228,200
Freddie Mac Gold Pool 3% 1/1/2043	117,596	110,607
Freddie Mac Gold Pool 3% 1/1/2043	86,343	81,353
Freddie Mac Gold Pool 3% 1/1/2047	3,967,096	3,677,084
Freddie Mac Gold Pool 3% 1/1/2052	1,374,381	1,250,526
Freddie Mac Gold Pool 3% 1/1/2052	1,232,377	1,125,170
Freddie Mac Gold Pool 3% 1/1/2052	1,137,157	1,034,680
Freddie Mac Gold Pool 3% 1/1/2052	573,545	521,859
Freddie Mac Gold Pool 3% 1/1/2052	338,612	308,098
Freddie Mac Gold Pool 3% 10/1/2028	65,548	64,946
Freddie Mac Gold Pool 3% 10/1/2042	269,250	253,040
Freddie Mac Gold Pool 3% 10/1/2042	46,922	44,128
Freddie Mac Gold Pool 3% 10/1/2049	5,471,622	5,014,444
Freddie Mac Gold Pool 3% 10/1/2049	1,931,551	1,770,161
Freddie Mac Gold Pool 3% 10/1/2051	1,534,042	1,404,907
Freddie Mac Gold Pool 3% 10/1/2051	527,680	486,888
Freddie Mac Gold Pool 3% 11/1/2042	67,919	64,603
Freddie Mac Gold Pool 3% 11/1/2046	720,126	667,707
Freddie Mac Gold Pool 3% 11/1/2048	2,351,076	2,172,266
Freddie Mac Gold Pool 3% 11/1/2049	6,486,786	5,979,248
Freddie Mac Gold Pool 3% 11/1/2049	5,145,764	4,743,150
Freddie Mac Gold Pool 3% 11/1/2049	698,318	639,970
Freddie Mac Gold Pool 3% 11/1/2050	176,917	161,361
Freddie Mac Gold Pool 3% 11/1/2051	2,306,802	2,121,267
Freddie Mac Gold Pool 3% 11/1/2051	1,373,976	1,250,158
Freddie Mac Gold Pool 3% 11/1/2051	592,338	540,069
Freddie Mac Gold Pool 3% 12/1/2030	62,366	61,448
Freddie Mac Gold Pool 3% 12/1/2032	213,800	210,228
Freddie Mac Gold Pool 3% 12/1/2032	158,817	155,957
Freddie Mac Gold Pool 3% 12/1/2042	438,073	412,306
Freddie Mac Gold Pool 3% 12/1/2042	56,069	52,935
Freddie Mac Gold Pool 3% 12/1/2046	6,998,920	6,509,140
Freddie Mac Gold Pool 3% 12/1/2046	322,161	298,610
Freddie Mac Gold Pool 3% 12/1/2050	1,447,059	1,319,820
Freddie Mac Gold Pool 3% 12/1/2051	4,635,740	4,217,981
Freddie Mac Gold Pool 3% 2/1/2033	73,927	72,874
Freddie Mac Gold Pool 3% 2/1/2043	311,117	293,820
Freddie Mac Gold Pool 3% 2/1/2043	133,098	126,128
Freddie Mac Gold Pool 3% 2/1/2043	61,902	58,511
Freddie Mac Gold Pool 3% 2/1/2043	50,394	47,459
Freddie Mac Gold Pool 3% 2/1/2043	46,670	44,210
Freddie Mac Gold Pool 3% 2/1/2043	29,411	27,734
Freddie Mac Gold Pool 3% 2/1/2050	11,236,101	10,346,433
Freddie Mac Gold Pool 3% 2/1/2050	3,561,594	3,279,589
Freddie Mac Gold Pool 3% 2/1/2050	2,191,661	2,018,127
Freddie Mac Gold Pool 3% 2/1/2052	6,769,184	6,138,012
Freddie Mac Gold Pool 3% 2/1/2052	6,508,253	5,921,749
Freddie Mac Gold Pool 3% 2/1/2052	1,553,073	1,430,102
Freddie Mac Gold Pool 3% 2/1/2052	243,694	221,733
Freddie Mac Gold Pool 3% 3/1/2032	219,108	215,410
Freddie Mac Gold Pool 3% 3/1/2033	257,639	252,763
Freddie Mac Gold Pool 3% 3/1/2043	354,061	332,856
Freddie Mac Gold Pool 3% 3/1/2043	72,719	68,514
Freddie Mac Gold Pool 3% 3/1/2045	85,173	79,087
Freddie Mac Gold Pool 3% 3/1/2050	2,406,252	2,199,184
Freddie Mac Gold Pool 3% 3/1/2052	12,451,425	11,434,400
Freddie Mac Gold Pool 3% 3/1/2052	6,576,299	5,979,553
Freddie Mac Gold Pool 3% 3/1/2052	690,920	635,781
Freddie Mac Gold Pool 3% 3/1/2052	580,364	528,064
Freddie Mac Gold Pool 3% 4/1/2029	175,716	173,918
Freddie Mac Gold Pool 3% 4/1/2032	24,326	23,950
Freddie Mac Gold Pool 3% 4/1/2032	8,425	8,302
Freddie Mac Gold Pool 3% 4/1/2034	477,125	467,447
Freddie Mac Gold Pool 3% 4/1/2037	249,538	242,282
Freddie Mac Gold Pool 3% 4/1/2043	29,827	28,116
Freddie Mac Gold Pool 3% 4/1/2045	562,864	525,689
Freddie Mac Gold Pool 3% 4/1/2045	5,356	4,990
Freddie Mac Gold Pool 3% 4/1/2046	11,865	11,042
Freddie Mac Gold Pool 3% 4/1/2046	10,790	10,042
Freddie Mac Gold Pool 3% 4/1/2050	2,423,084	2,214,567
Freddie Mac Gold Pool 3% 4/1/2052	13,926,070	12,618,873
Freddie Mac Gold Pool 3% 4/1/2052	1,328,650	1,224,694
Freddie Mac Gold Pool 3% 5/1/2046	192,019	178,702
Freddie Mac Gold Pool 3% 5/1/2046	29,242	27,214
Freddie Mac Gold Pool 3% 5/1/2051	565,511	516,669
Freddie Mac Gold Pool 3% 5/1/2052	3,065,395	2,787,235
Freddie Mac Gold Pool 3% 5/1/2052	2,679,263	2,427,769
Freddie Mac Gold Pool 3% 6/1/2029	39,364	38,969
Freddie Mac Gold Pool 3% 6/1/2031	91,749	90,436
Freddie Mac Gold Pool 3% 6/1/2031	35,353	34,854
Freddie Mac Gold Pool 3% 6/1/2031	21,019	20,711
Freddie Mac Gold Pool 3% 6/1/2031	12,147	11,982
Freddie Mac Gold Pool 3% 6/1/2031	11,487	11,307
Freddie Mac Gold Pool 3% 6/1/2031	8,886	8,746
Freddie Mac Gold Pool 3% 6/1/2031	7,749	7,644
Freddie Mac Gold Pool 3% 6/1/2042	196,104	184,921
Freddie Mac Gold Pool 3% 6/1/2045	565,897	527,652
Freddie Mac Gold Pool 3% 6/1/2045	210,266	196,493
Freddie Mac Gold Pool 3% 6/1/2046	190,265	177,069
Freddie Mac Gold Pool 3% 6/1/2048	7,825,834	7,318,685
Freddie Mac Gold Pool 3% 6/1/2050	2,185,527	2,011,795
Freddie Mac Gold Pool 3% 6/1/2051	2,770,190	2,524,011
Freddie Mac Gold Pool 3% 6/1/2052	1,858,429	1,690,954
Freddie Mac Gold Pool 3% 6/1/2052	1,853,391	1,679,419
Freddie Mac Gold Pool 3% 7/1/2032	39,439	38,769
Freddie Mac Gold Pool 3% 7/1/2037	130,465	126,630
Freddie Mac Gold Pool 3% 7/1/2045	527,619	490,596
Freddie Mac Gold Pool 3% 7/1/2050	1,610,651	1,481,610
Freddie Mac Gold Pool 3% 7/1/2052	5,945,953	5,443,568
Freddie Mac Gold Pool 3% 8/1/2029	61,900	61,211
Freddie Mac Gold Pool 3% 8/1/2032	53,732	52,820
Freddie Mac Gold Pool 3% 8/1/2032	35,207	34,602
Freddie Mac Gold Pool 3% 8/1/2043	229,376	215,136
Freddie Mac Gold Pool 3% 8/1/2046	34,802	32,378
Freddie Mac Gold Pool 3% 8/1/2049	400,030	366,606
Freddie Mac Gold Pool 3% 8/1/2050	1,789,049	1,637,889
Freddie Mac Gold Pool 3% 8/1/2050	742,681	683,412
Freddie Mac Gold Pool 3% 9/1/2049	22,087	20,386
Freddie Mac Gold Pool 3% 9/1/2051	1,421,204	1,295,795
Freddie Mac Gold Pool 3% 9/1/2051	530,269	483,974
Freddie Mac Gold Pool 3.05% 10/1/2032	6,301,000	5,954,000
Freddie Mac Gold Pool 3.19% 7/1/2033	5,941,532	5,647,241
Freddie Mac Gold Pool 3.5% 1/1/2032	57,579	57,226
Freddie Mac Gold Pool 3.5% 1/1/2043	8,825	8,515
Freddie Mac Gold Pool 3.5% 1/1/2044	1,292,299	1,253,846
Freddie Mac Gold Pool 3.5% 1/1/2044	650,051	629,544
Freddie Mac Gold Pool 3.5% 1/1/2046	307,843	295,492
Freddie Mac Gold Pool 3.5% 1/1/2047	1,929,904	1,837,315
Freddie Mac Gold Pool 3.5% 1/1/2047	89,581	85,719
Freddie Mac Gold Pool 3.5% 1/1/2048	798,228	762,178
Freddie Mac Gold Pool 3.5% 1/1/2052	2,359,953	2,229,475
Freddie Mac Gold Pool 3.5% 1/1/2053	26,582	25,083
Freddie Mac Gold Pool 3.5% 10/1/2032	15,166	14,926
Freddie Mac Gold Pool 3.5% 10/1/2034	3,937,840	3,896,778
Freddie Mac Gold Pool 3.5% 10/1/2042	129,451	125,366
Freddie Mac Gold Pool 3.5% 10/1/2042	54,432	53,129
Freddie Mac Gold Pool 3.5% 10/1/2045	371,515	356,921
Freddie Mac Gold Pool 3.5% 10/1/2045	182,202	175,004
Freddie Mac Gold Pool 3.5% 10/1/2045	6,686	6,429
Freddie Mac Gold Pool 3.5% 10/1/2047	580,426	555,041
Freddie Mac Gold Pool 3.5% 10/1/2047	6,363	6,126
Freddie Mac Gold Pool 3.5% 10/1/2051	3,181,171	3,009,664
Freddie Mac Gold Pool 3.5% 10/1/2051	2,692,033	2,562,880
Freddie Mac Gold Pool 3.5% 11/1/2033	368,458	364,546
Freddie Mac Gold Pool 3.5% 11/1/2042	409,300	396,637
Freddie Mac Gold Pool 3.5% 11/1/2044	680,527	653,709
Freddie Mac Gold Pool 3.5% 11/1/2045	841,015	809,495
Freddie Mac Gold Pool 3.5% 11/1/2046	923,040	883,536
Freddie Mac Gold Pool 3.5% 11/1/2047	408,885	388,575
Freddie Mac Gold Pool 3.5% 11/1/2047	39,667	38,161
Freddie Mac Gold Pool 3.5% 11/1/2052	4,975,911	4,696,758
Freddie Mac Gold Pool 3.5% 11/1/2052	2,792,570	2,635,904
Freddie Mac Gold Pool 3.5% 12/1/2033	58,984	58,542
Freddie Mac Gold Pool 3.5% 12/1/2042	81,279	79,418
Freddie Mac Gold Pool 3.5% 12/1/2045	412,364	395,992
Freddie Mac Gold Pool 3.5% 12/1/2045	42,293	40,583
Freddie Mac Gold Pool 3.5% 12/1/2046	1,958,402	1,877,646
Freddie Mac Gold Pool 3.5% 12/1/2046	744,670	712,799
Freddie Mac Gold Pool 3.5% 12/1/2046	191,352	183,462
Freddie Mac Gold Pool 3.5% 12/1/2047	751,386	718,289
Freddie Mac Gold Pool 3.5% 12/1/2047	9,512	9,151
Freddie Mac Gold Pool 3.5% 12/1/2052	42,510	40,125
Freddie Mac Gold Pool 3.5% 2/1/2029	60,888	60,681
Freddie Mac Gold Pool 3.5% 2/1/2034	1,502,708	1,491,654
Freddie Mac Gold Pool 3.5% 2/1/2034	418,082	412,239
Freddie Mac Gold Pool 3.5% 2/1/2043	1,408,588	1,364,001
Freddie Mac Gold Pool 3.5% 2/1/2043	40,430	39,340
Freddie Mac Gold Pool 3.5% 2/1/2052	7,561,294	7,146,550
Freddie Mac Gold Pool 3.5% 2/1/2052	517,755	491,945
Freddie Mac Gold Pool 3.5% 2/1/2053	315,425	299,799
Freddie Mac Gold Pool 3.5% 2/1/2053	26,439	24,939
Freddie Mac Gold Pool 3.5% 3/1/2032	1,529,495	1,519,919
Freddie Mac Gold Pool 3.5% 3/1/2042	306,686	297,436
Freddie Mac Gold Pool 3.5% 3/1/2046	4,333,098	4,174,778
Freddie Mac Gold Pool 3.5% 3/1/2046	450,866	433,827
Freddie Mac Gold Pool 3.5% 3/1/2046	19,128	18,315
Freddie Mac Gold Pool 3.5% 3/1/2047	262,479	252,347
Freddie Mac Gold Pool 3.5% 3/1/2048	55,597	53,096
Freddie Mac Gold Pool 3.5% 3/1/2052	3,221,165	3,059,580
Freddie Mac Gold Pool 3.5% 3/1/2052 (e)	2,663,316	2,529,382
Freddie Mac Gold Pool 3.5% 3/1/2052	2,439,394	2,312,452
Freddie Mac Gold Pool 3.5% 3/1/2052	620,490	586,650
Freddie Mac Gold Pool 3.5% 3/1/2052	571,363	540,023
Freddie Mac Gold Pool 3.5% 3/1/2052	91,206	86,004
Freddie Mac Gold Pool 3.5% 4/1/2042	202,023	196,152
Freddie Mac Gold Pool 3.5% 4/1/2042	181,777	176,852
Freddie Mac Gold Pool 3.5% 4/1/2043	1,427,380	1,379,554
Freddie Mac Gold Pool 3.5% 4/1/2043	182,178	176,397
Freddie Mac Gold Pool 3.5% 4/1/2043	19,218	18,782
Freddie Mac Gold Pool 3.5% 4/1/2043	5,381	5,199
Freddie Mac Gold Pool 3.5% 4/1/2045	67,185	64,620
Freddie Mac Gold Pool 3.5% 4/1/2046	1,464,677	1,404,738
Freddie Mac Gold Pool 3.5% 4/1/2047	926,420	880,816
Freddie Mac Gold Pool 3.5% 4/1/2052	1,479,569	1,408,123
Freddie Mac Gold Pool 3.5% 4/1/2052	619,934	584,574
Freddie Mac Gold Pool 3.5% 5/1/2033	282,825	280,830
Freddie Mac Gold Pool 3.5% 5/1/2034	177,813	176,376
Freddie Mac Gold Pool 3.5% 5/1/2034	68,816	68,244
Freddie Mac Gold Pool 3.5% 5/1/2038	31,848	31,455
Freddie Mac Gold Pool 3.5% 5/1/2043	136,926	132,347
Freddie Mac Gold Pool 3.5% 5/1/2045	356,947	343,335
Freddie Mac Gold Pool 3.5% 5/1/2046	4,987,121	4,809,526
Freddie Mac Gold Pool 3.5% 5/1/2046	1,214,469	1,167,426
Freddie Mac Gold Pool 3.5% 5/1/2046	306,593	294,046
Freddie Mac Gold Pool 3.5% 5/1/2046	83,340	79,800
Freddie Mac Gold Pool 3.5% 5/1/2046	11,770	11,332
Freddie Mac Gold Pool 3.5% 5/1/2047	634,493	602,863
Freddie Mac Gold Pool 3.5% 5/1/2052	2,415,057	2,293,155
Freddie Mac Gold Pool 3.5% 5/1/2052	1,286,042	1,222,334
Freddie Mac Gold Pool 3.5% 6/1/2032	1,460,704	1,451,283
Freddie Mac Gold Pool 3.5% 6/1/2042	290,534	282,016
Freddie Mac Gold Pool 3.5% 6/1/2042	21,688	20,970
Freddie Mac Gold Pool 3.5% 6/1/2045	432,447	416,299
Freddie Mac Gold Pool 3.5% 6/1/2045	133,041	128,340
Freddie Mac Gold Pool 3.5% 6/1/2045	70,500	67,989
Freddie Mac Gold Pool 3.5% 6/1/2045	5,242	5,015
Freddie Mac Gold Pool 3.5% 6/1/2046	22,557	21,606
Freddie Mac Gold Pool 3.5% 6/1/2046	8,826	8,498
Freddie Mac Gold Pool 3.5% 6/1/2052	248,752	237,517
Freddie Mac Gold Pool 3.5% 7/1/2032	2,410,777	2,395,080
Freddie Mac Gold Pool 3.5% 7/1/2032	460,611	457,670
Freddie Mac Gold Pool 3.5% 7/1/2032	141,309	140,857
Freddie Mac Gold Pool 3.5% 7/1/2043	55,396	53,531
Freddie Mac Gold Pool 3.5% 7/1/2044	38,114	36,750
Freddie Mac Gold Pool 3.5% 7/1/2045	267,254	256,882
Freddie Mac Gold Pool 3.5% 7/1/2045	12,673	12,261
Freddie Mac Gold Pool 3.5% 7/1/2046	401,308	384,885
Freddie Mac Gold Pool 3.5% 7/1/2046	13,863	13,348
Freddie Mac Gold Pool 3.5% 7/1/2046	11,906	11,464
Freddie Mac Gold Pool 3.5% 7/1/2046	10,420	9,977
Freddie Mac Gold Pool 3.5% 7/1/2046	9,234	8,839
Freddie Mac Gold Pool 3.5% 7/1/2047	96,916	93,297
Freddie Mac Gold Pool 3.5% 7/1/2051	4,929,008	4,666,349
Freddie Mac Gold Pool 3.5% 7/1/2052	10,739,605	10,137,104
Freddie Mac Gold Pool 3.5% 7/1/2052	402,964	383,380
Freddie Mac Gold Pool 3.5% 8/1/2034	138,366	137,217
Freddie Mac Gold Pool 3.5% 8/1/2034	116,353	115,359
Freddie Mac Gold Pool 3.5% 8/1/2042	279,921	271,368
Freddie Mac Gold Pool 3.5% 8/1/2045	157,168	151,021
Freddie Mac Gold Pool 3.5% 8/1/2046	119,701	114,578
Freddie Mac Gold Pool 3.5% 8/1/2046	35,645	34,342
Freddie Mac Gold Pool 3.5% 8/1/2047	150,583	144,958
Freddie Mac Gold Pool 3.5% 8/1/2047	17,795	17,131
Freddie Mac Gold Pool 3.5% 8/1/2047	11,613	11,180
Freddie Mac Gold Pool 3.5% 8/1/2049	8,414,502	8,031,844
Freddie Mac Gold Pool 3.5% 8/1/2051	3,709,049	3,533,422
Freddie Mac Gold Pool 3.5% 8/1/2052	291,710	277,624
Freddie Mac Gold Pool 3.5% 9/1/2032	4,984	4,906
Freddie Mac Gold Pool 3.5% 9/1/2042	1,945,325	1,883,465
Freddie Mac Gold Pool 3.5% 9/1/2042	1,917,669	1,858,786
Freddie Mac Gold Pool 3.5% 9/1/2042	48,527	47,418
Freddie Mac Gold Pool 3.5% 9/1/2046	1,747,883	1,675,808
Freddie Mac Gold Pool 3.5% 9/1/2046	962,553	924,666
Freddie Mac Gold Pool 3.5% 9/1/2046	101,726	97,373
Freddie Mac Gold Pool 3.5% 9/1/2047	5,454	5,250
Freddie Mac Gold Pool 3.5% 9/1/2048	110,834	105,744
Freddie Mac Gold Pool 3.5% 9/1/2052	2,792,202	2,635,557
Freddie Mac Gold Pool 3.55% 11/1/2032	429,443	419,607
Freddie Mac Gold Pool 3.85% 9/1/2032	509,042	503,866
Freddie Mac Gold Pool 4% 1/1/2032	25,420	25,449
Freddie Mac Gold Pool 4% 1/1/2036	851,862	864,241
Freddie Mac Gold Pool 4% 1/1/2038	144,113	145,622
Freddie Mac Gold Pool 4% 1/1/2044	161,658	160,639
Freddie Mac Gold Pool 4% 1/1/2044	140,442	139,561
Freddie Mac Gold Pool 4% 1/1/2046	57,268	56,639
Freddie Mac Gold Pool 4% 1/1/2048	174,639	171,839
Freddie Mac Gold Pool 4% 1/1/2050	182,486	179,525
Freddie Mac Gold Pool 4% 1/1/2053	5,486,552	5,337,544
Freddie Mac Gold Pool 4% 1/1/2053	718,982	699,456
Freddie Mac Gold Pool 4% 10/1/2039	135,610	135,419
Freddie Mac Gold Pool 4% 10/1/2040	194,137	193,689
Freddie Mac Gold Pool 4% 10/1/2040	151,567	151,285
Freddie Mac Gold Pool 4% 10/1/2041	63,511	63,315
Freddie Mac Gold Pool 4% 10/1/2042	15,838	15,831
Freddie Mac Gold Pool 4% 10/1/2042	13,441	13,357
Freddie Mac Gold Pool 4% 10/1/2042	11,172	11,104
Freddie Mac Gold Pool 4% 10/1/2045	72,723	72,256
Freddie Mac Gold Pool 4% 10/1/2045	49,455	49,016
Freddie Mac Gold Pool 4% 10/1/2052	9,797,791	9,531,693
Freddie Mac Gold Pool 4% 10/1/2052	6,018,809	5,853,464
Freddie Mac Gold Pool 4% 10/1/2052	1,243,728	1,223,553
Freddie Mac Gold Pool 4% 10/1/2052	649,124	632,103
Freddie Mac Gold Pool 4% 10/1/2052	231,754	225,605
Freddie Mac Gold Pool 4% 10/1/2052	111,144	108,195
Freddie Mac Gold Pool 4% 11/1/2041	137,638	137,363
Freddie Mac Gold Pool 4% 11/1/2042	1,609,769	1,605,559
Freddie Mac Gold Pool 4% 11/1/2042	2,901	2,906
Freddie Mac Gold Pool 4% 11/1/2045	219,988	218,017
Freddie Mac Gold Pool 4% 11/1/2051	32,909	32,550
Freddie Mac Gold Pool 4% 11/1/2053	894,604	870,307
Freddie Mac Gold Pool 4% 12/1/2040	137,180	136,921
Freddie Mac Gold Pool 4% 12/1/2043	130,619	129,808
Freddie Mac Gold Pool 4% 12/1/2045	239,932	237,744
Freddie Mac Gold Pool 4% 12/1/2045	14,195	14,067
Freddie Mac Gold Pool 4% 12/1/2047	1,511,141	1,486,915
Freddie Mac Gold Pool 4% 12/1/2052	220,093	214,115
Freddie Mac Gold Pool 4% 2/1/2042	137,790	137,291
Freddie Mac Gold Pool 4% 2/1/2042	45,574	45,466
Freddie Mac Gold Pool 4% 2/1/2043	26,387	26,220
Freddie Mac Gold Pool 4% 2/1/2044	48,051	47,750
Freddie Mac Gold Pool 4% 2/1/2044	34,195	33,922
Freddie Mac Gold Pool 4% 2/1/2045	883,284	877,037
Freddie Mac Gold Pool 4% 2/1/2046	675,756	670,855
Freddie Mac Gold Pool 4% 2/1/2046	57,905	57,303
Freddie Mac Gold Pool 4% 2/1/2046	18,400	18,282
Freddie Mac Gold Pool 4% 2/1/2046	13,143	13,006
Freddie Mac Gold Pool 4% 2/1/2048	31,812	31,362
Freddie Mac Gold Pool 4% 2/1/2052	15,647	15,446
Freddie Mac Gold Pool 4% 2/1/2052	13,528	13,376
Freddie Mac Gold Pool 4% 3/1/2052	1,177,474	1,151,382
Freddie Mac Gold Pool 4% 3/1/2053	684,336	665,751
Freddie Mac Gold Pool 4% 3/1/2053	224,380	219,759
Freddie Mac Gold Pool 4% 4/1/2038	95,558	95,179
Freddie Mac Gold Pool 4% 4/1/2042	9,557	9,504
Freddie Mac Gold Pool 4% 4/1/2043	1,646,647	1,640,036
Freddie Mac Gold Pool 4% 4/1/2043	42,507	42,310
Freddie Mac Gold Pool 4% 4/1/2043	21,086	21,075
Freddie Mac Gold Pool 4% 4/1/2046	145,407	143,894
Freddie Mac Gold Pool 4% 4/1/2052	731,813	711,937
Freddie Mac Gold Pool 4% 4/1/2052	224,540	218,441
Freddie Mac Gold Pool 4% 4/1/2052	18,414	18,177
Freddie Mac Gold Pool 4% 4/1/2052	16,391	16,181
Freddie Mac Gold Pool 4% 5/1/2037	2,268,732	2,292,483
Freddie Mac Gold Pool 4% 5/1/2038	1,289,392	1,300,875
Freddie Mac Gold Pool 4% 5/1/2043	5,702	5,671
Freddie Mac Gold Pool 4% 5/1/2045	127,981	127,621
Freddie Mac Gold Pool 4% 5/1/2046	135,527	134,117
Freddie Mac Gold Pool 4% 5/1/2052	3,015,667	2,935,649
Freddie Mac Gold Pool 4% 5/1/2052	40,958	39,923
Freddie Mac Gold Pool 4% 6/1/2042	4,922	4,887
Freddie Mac Gold Pool 4% 6/1/2043	192,362	191,243
Freddie Mac Gold Pool 4% 6/1/2045	48,138	47,755
Freddie Mac Gold Pool 4% 6/1/2047	2,149,555	2,124,498
Freddie Mac Gold Pool 4% 6/1/2047	1,969,885	1,942,614
Freddie Mac Gold Pool 4% 6/1/2052	1,543,436	1,516,953
Freddie Mac Gold Pool 4% 6/1/2052	150,449	146,527
Freddie Mac Gold Pool 4% 6/1/2052	89,684	87,220
Freddie Mac Gold Pool 4% 6/1/2052	83,251	81,172
Freddie Mac Gold Pool 4% 6/1/2052	19,037	18,823
Freddie Mac Gold Pool 4% 7/1/2042	304,764	303,284
Freddie Mac Gold Pool 4% 7/1/2043	27,243	27,051
Freddie Mac Gold Pool 4% 7/1/2045	211,160	210,199
Freddie Mac Gold Pool 4% 7/1/2048	989,195	979,210
Freddie Mac Gold Pool 4% 7/1/2048	125,462	123,412
Freddie Mac Gold Pool 4% 7/1/2049	5,920,024	5,823,993
Freddie Mac Gold Pool 4% 7/1/2052	1,083,598	1,054,744
Freddie Mac Gold Pool 4% 7/1/2052	21,607	21,364
Freddie Mac Gold Pool 4% 8/1/2044	12,665	12,572
Freddie Mac Gold Pool 4% 8/1/2044	12,398	12,351
Freddie Mac Gold Pool 4% 8/1/2045	224,651	223,079
Freddie Mac Gold Pool 4% 8/1/2046	334,057	330,888
Freddie Mac Gold Pool 4% 8/1/2046	12,583	12,436
Freddie Mac Gold Pool 4% 8/1/2052	7,613,165	7,411,158
Freddie Mac Gold Pool 4% 8/1/2052	6,466,870	6,293,973
Freddie Mac Gold Pool 4% 8/1/2052	5,535,356	5,388,482
Freddie Mac Gold Pool 4% 8/1/2052	2,337,387	2,274,637
Freddie Mac Gold Pool 4% 8/1/2052	814,707	792,326
Freddie Mac Gold Pool 4% 8/1/2052	799,500	777,536
Freddie Mac Gold Pool 4% 8/1/2052	86,529	84,423
Freddie Mac Gold Pool 4% 8/1/2052	16,751	16,557
Freddie Mac Gold Pool 4% 9/1/2040	88,238	88,068
Freddie Mac Gold Pool 4% 9/1/2041	107,857	107,565
Freddie Mac Gold Pool 4% 9/1/2042	170,849	170,218
Freddie Mac Gold Pool 4% 9/1/2043	94,372	94,205
Freddie Mac Gold Pool 4% 9/1/2043	1,912	1,916
Freddie Mac Gold Pool 4% 9/1/2046	24,403	24,118
Freddie Mac Gold Pool 4% 9/1/2051	27,158	26,862
Freddie Mac Gold Pool 4% 9/1/2052	924,648	899,825
Freddie Mac Gold Pool 4% 9/1/2052	244,849	238,582
Freddie Mac Gold Pool 4.17% 10/1/2034	585,106	586,185
Freddie Mac Gold Pool 4.5% 1/1/2042	425,908	433,678
Freddie Mac Gold Pool 4.5% 1/1/2049	338,954	342,153
Freddie Mac Gold Pool 4.5% 10/1/2040	8,979	9,144
Freddie Mac Gold Pool 4.5% 10/1/2041	222,176	226,242
Freddie Mac Gold Pool 4.5% 10/1/2042	2,514,701	2,552,583
Freddie Mac Gold Pool 4.5% 10/1/2044	777,353	791,225
Freddie Mac Gold Pool 4.5% 10/1/2044	205,894	209,495
Freddie Mac Gold Pool 4.5% 10/1/2046	221,657	223,524
Freddie Mac Gold Pool 4.5% 10/1/2048	81,502	81,654
Freddie Mac Gold Pool 4.5% 10/1/2048	8,804	8,889
Freddie Mac Gold Pool 4.5% 10/1/2052	10,969,512	10,891,374
Freddie Mac Gold Pool 4.5% 11/1/2052	2,116,323	2,101,248
Freddie Mac Gold Pool 4.5% 12/1/2040	429,472	437,310
Freddie Mac Gold Pool 4.5% 12/1/2043	50,784	51,582
Freddie Mac Gold Pool 4.5% 12/1/2044	87,404	88,686
Freddie Mac Gold Pool 4.5% 12/1/2044	57,306	58,293
Freddie Mac Gold Pool 4.5% 12/1/2045	216,079	220,000
Freddie Mac Gold Pool 4.5% 12/1/2045	148,241	150,897
Freddie Mac Gold Pool 4.5% 12/1/2047	81,239	81,568
Freddie Mac Gold Pool 4.5% 12/1/2048	3,791,425	3,809,150
Freddie Mac Gold Pool 4.5% 2/1/2041	126,512	128,828
Freddie Mac Gold Pool 4.5% 2/1/2041	98,147	99,937
Freddie Mac Gold Pool 4.5% 2/1/2041	51,490	52,423
Freddie Mac Gold Pool 4.5% 2/1/2041	46,149	46,991
Freddie Mac Gold Pool 4.5% 2/1/2041	22,548	22,960
Freddie Mac Gold Pool 4.5% 2/1/2042	20,977	21,357
Freddie Mac Gold Pool 4.5% 2/1/2044	61,792	62,856
Freddie Mac Gold Pool 4.5% 2/1/2044	39,594	40,216
Freddie Mac Gold Pool 4.5% 3/1/2041	132,044	134,459
Freddie Mac Gold Pool 4.5% 3/1/2041	106,203	108,141
Freddie Mac Gold Pool 4.5% 3/1/2041	42,129	42,899
Freddie Mac Gold Pool 4.5% 3/1/2044	61,902	62,975
Freddie Mac Gold Pool 4.5% 3/1/2044	42,714	43,455
Freddie Mac Gold Pool 4.5% 3/1/2044	40,950	41,670
Freddie Mac Gold Pool 4.5% 3/1/2044	38,195	38,855
Freddie Mac Gold Pool 4.5% 3/1/2044	23,166	23,564
Freddie Mac Gold Pool 4.5% 4/1/2041	300,739	306,234
Freddie Mac Gold Pool 4.5% 4/1/2041	200,008	203,665
Freddie Mac Gold Pool 4.5% 4/1/2044	1,477,370	1,502,943
Freddie Mac Gold Pool 4.5% 4/1/2048	314,741	317,786
Freddie Mac Gold Pool 4.5% 4/1/2048	52,843	52,995
Freddie Mac Gold Pool 4.5% 5/1/2039	134,384	136,832
Freddie Mac Gold Pool 4.5% 5/1/2041	5,828	5,935
Freddie Mac Gold Pool 4.5% 5/1/2044	59,817	60,864
Freddie Mac Gold Pool 4.5% 5/1/2053	2,942,205	2,928,602
Freddie Mac Gold Pool 4.5% 6/1/2039	91,314	92,956
Freddie Mac Gold Pool 4.5% 6/1/2047	168,945	169,893
Freddie Mac Gold Pool 4.5% 6/1/2047	129,175	130,182
Freddie Mac Gold Pool 4.5% 7/1/2041	66,468	67,685
Freddie Mac Gold Pool 4.5% 7/1/2044	21,255	21,622
Freddie Mac Gold Pool 4.5% 7/1/2047	234,943	237,436
Freddie Mac Gold Pool 4.5% 7/1/2047	151,033	151,881
Freddie Mac Gold Pool 4.5% 7/1/2047	103,703	104,512
Freddie Mac Gold Pool 4.5% 7/1/2052	538,849	535,516
Freddie Mac Gold Pool 4.5% 7/1/2052	293,430	291,615
Freddie Mac Gold Pool 4.5% 8/1/2052	11,334,196	11,264,086
Freddie Mac Gold Pool 4.5% 8/1/2052	10,493,850	10,419,100
Freddie Mac Gold Pool 4.5% 8/1/2052	3,878,765	3,860,833
Freddie Mac Gold Pool 4.5% 8/1/2052	464,793	461,918
Freddie Mac Gold Pool 4.5% 8/1/2054	3,616,576	3,593,916
Freddie Mac Gold Pool 4.5% 9/1/2039	42,997	43,768
Freddie Mac Gold Pool 4.5% 9/1/2041	790,421	804,890
Freddie Mac Gold Pool 4.5% 9/1/2042	521,519	531,030
Freddie Mac Gold Pool 4.5% 9/1/2042	12,997	13,205
Freddie Mac Gold Pool 4.5% 9/1/2044	121,751	123,867
Freddie Mac Gold Pool 4.5% 9/1/2046	149,872	151,135
Freddie Mac Gold Pool 4.5% 9/1/2053	3,911,032	3,895,395
Freddie Mac Gold Pool 5% 1/1/2035	5,344	5,491
Freddie Mac Gold Pool 5% 1/1/2040	11,789	12,205
Freddie Mac Gold Pool 5% 1/1/2041	12,115	12,566
Freddie Mac Gold Pool 5% 1/1/2053	801,421	815,245
Freddie Mac Gold Pool 5% 1/1/2053	38,542	38,949
Freddie Mac Gold Pool 5% 1/1/2053	33,877	34,276
Freddie Mac Gold Pool 5% 1/1/2055	21,121,438	21,234,934
Freddie Mac Gold Pool 5% 1/1/2056	566,805	570,338
Freddie Mac Gold Pool 5% 1/1/2056	236,657	238,180
Freddie Mac Gold Pool 5% 10/1/2033	89,393	91,822
Freddie Mac Gold Pool 5% 10/1/2052	4,669,193	4,757,755
Freddie Mac Gold Pool 5% 10/1/2052	21,131	21,509
Freddie Mac Gold Pool 5% 10/1/2053	8,872,060	8,946,073
Freddie Mac Gold Pool 5% 10/1/2053	302,577	305,196
Freddie Mac Gold Pool 5% 10/1/2054	531,555	534,660
Freddie Mac Gold Pool 5% 11/1/2035	686,515	706,932
Freddie Mac Gold Pool 5% 11/1/2052	2,827,736	2,861,046
Freddie Mac Gold Pool 5% 11/1/2052	778,699	792,983
Freddie Mac Gold Pool 5% 11/1/2052	555,413	567,336
Freddie Mac Gold Pool 5% 11/1/2052	455,967	464,829
Freddie Mac Gold Pool 5% 11/1/2052	349,250	356,038
Freddie Mac Gold Pool 5% 11/1/2053	23,334,636	23,529,298
Freddie Mac Gold Pool 5% 11/1/2053	5,927,228	5,978,527
Freddie Mac Gold Pool 5% 11/1/2054	71,494,719	71,912,406
Freddie Mac Gold Pool 5% 12/1/2047	104,867	107,963
Freddie Mac Gold Pool 5% 12/1/2052	1,319,875	1,344,084
Freddie Mac Gold Pool 5% 12/1/2052	552,860	562,655
Freddie Mac Gold Pool 5% 12/1/2052	468,417	476,789
Freddie Mac Gold Pool 5% 12/1/2052	392,334	399,531
Freddie Mac Gold Pool 5% 12/1/2052	234,670	238,828
Freddie Mac Gold Pool 5% 12/1/2053	1,093,628	1,104,460
Freddie Mac Gold Pool 5% 2/1/2034	107,847	110,670
Freddie Mac Gold Pool 5% 2/1/2038	130,138	134,638
Freddie Mac Gold Pool 5% 2/1/2041	27,253	28,281
Freddie Mac Gold Pool 5% 2/1/2055	11,516,431	11,580,113
Freddie Mac Gold Pool 5% 3/1/2038	56,081	58,001
Freddie Mac Gold Pool 5% 3/1/2041	55,704	57,750
Freddie Mac Gold Pool 5% 3/1/2041	55,298	57,378
Freddie Mac Gold Pool 5% 3/1/2041	6,768	6,846
Freddie Mac Gold Pool 5% 3/1/2053	998,629	1,012,889
Freddie Mac Gold Pool 5% 3/1/2053	938,023	948,487
Freddie Mac Gold Pool 5% 4/1/2040	18,442	19,114
Freddie Mac Gold Pool 5% 4/1/2041	22,820	23,683
Freddie Mac Gold Pool 5% 4/1/2053	7,333,645	7,406,282
Freddie Mac Gold Pool 5% 5/1/2041	49,205	51,060
Freddie Mac Gold Pool 5% 6/1/2040	47,353	49,053
Freddie Mac Gold Pool 5% 6/1/2040	6,903	7,152
Freddie Mac Gold Pool 5% 6/1/2041	234,224	242,853
Freddie Mac Gold Pool 5% 6/1/2041	61,223	63,541
Freddie Mac Gold Pool 5% 6/1/2052	2,522,639	2,559,450
Freddie Mac Gold Pool 5% 6/1/2052	1,287,190	1,315,626
Freddie Mac Gold Pool 5% 6/1/2052	4,972	5,063
Freddie Mac Gold Pool 5% 7/1/2035	108,379	111,456
Freddie Mac Gold Pool 5% 7/1/2040	11,105	11,490
Freddie Mac Gold Pool 5% 7/1/2041	44,760	46,448
Freddie Mac Gold Pool 5% 7/1/2041	40,375	41,768
Freddie Mac Gold Pool 5% 7/1/2041	25,349	26,284
Freddie Mac Gold Pool 5% 7/1/2041	25,263	26,219
Freddie Mac Gold Pool 5% 7/1/2041	25,057	25,990
Freddie Mac Gold Pool 5% 7/1/2041	21,423	21,935
Freddie Mac Gold Pool 5% 7/1/2041	12,100	12,465
Freddie Mac Gold Pool 5% 7/1/2052	74,573	76,220
Freddie Mac Gold Pool 5% 7/1/2053	37,749	38,100
Freddie Mac Gold Pool 5% 8/1/2039	248,463	257,173
Freddie Mac Gold Pool 5% 8/1/2040	87,730	90,908
Freddie Mac Gold Pool 5% 8/1/2040	47,545	49,199
Freddie Mac Gold Pool 5% 8/1/2052	2,111,637	2,138,491
Freddie Mac Gold Pool 5% 8/1/2052	183,659	186,499
Freddie Mac Gold Pool 5% 8/1/2053	8,822,353	8,898,708
Freddie Mac Gold Pool 5% 9/1/2038	43,726	45,227
Freddie Mac Gold Pool 5% 9/1/2038	29,211	30,210
Freddie Mac Gold Pool 5% 9/1/2040	56,888	58,963
Freddie Mac Gold Pool 5% 9/1/2043	22,879	23,642
Freddie Mac Gold Pool 5% 9/1/2052	7,320,091	7,399,548
Freddie Mac Gold Pool 5% 9/1/2052	7,304	7,434
Freddie Mac Gold Pool 5% 9/1/2053	5,185,582	5,230,462
Freddie Mac Gold Pool 5.5% 1/1/2053	2,060,307	2,107,023
Freddie Mac Gold Pool 5.5% 1/1/2055	2,795,486	2,859,745
Freddie Mac Gold Pool 5.5% 1/1/2055	2,191,028	2,265,382
Freddie Mac Gold Pool 5.5% 1/1/2056	7,118,471	7,351,059
Freddie Mac Gold Pool 5.5% 1/1/2056	3,334,321	3,435,712
Freddie Mac Gold Pool 5.5% 10/1/2054	4,351,196	4,430,478
Freddie Mac Gold Pool 5.5% 11/1/2052	21,352,227	21,856,383
Freddie Mac Gold Pool 5.5% 11/1/2053	3,255,412	3,320,069
Freddie Mac Gold Pool 5.5% 12/1/2038	14,858	15,616
Freddie Mac Gold Pool 5.5% 12/1/2052	741,201	758,007
Freddie Mac Gold Pool 5.5% 12/1/2052	696,575	711,955
Freddie Mac Gold Pool 5.5% 12/1/2054	16,364,833	16,647,671
Freddie Mac Gold Pool 5.5% 2/1/2053	2,151,422	2,200,203
Freddie Mac Gold Pool 5.5% 2/1/2054	519,215	530,015
Freddie Mac Gold Pool 5.5% 2/1/2055	32,241,900	32,790,328
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)(i)	10,551,986	10,939,628
Freddie Mac Gold Pool 5.5% 3/1/2053	231,064	236,520
Freddie Mac Gold Pool 5.5% 4/1/2054	1,425,768	1,454,420
Freddie Mac Gold Pool 5.5% 5/1/2053	3,046,227	3,141,952
Freddie Mac Gold Pool 5.5% 6/1/2041	50,884	53,342
Freddie Mac Gold Pool 5.5% 6/1/2054	7,035,654	7,165,279
Freddie Mac Gold Pool 5.5% 7/1/2054	9,297,494	9,466,902
Freddie Mac Gold Pool 5.5% 8/1/2053	1,677,094	1,714,361
Freddie Mac Gold Pool 5.5% 8/1/2055	4,363,039	4,510,709
Freddie Mac Gold Pool 5.5% 9/1/2052	1,315,700	1,346,766
Freddie Mac Gold Pool 5.5% 9/1/2053	6,877,669	7,106,257
Freddie Mac Gold Pool 5.5% 9/1/2054	534,482	552,238
Freddie Mac Gold Pool 6% 1/1/2053	6,788,208	6,979,374
Freddie Mac Gold Pool 6% 10/1/2054	2,799,291	2,930,216
Freddie Mac Gold Pool 6% 10/1/2055	768,693	793,475
Freddie Mac Gold Pool 6% 11/1/2038	429,692	445,884
Freddie Mac Gold Pool 6% 11/1/2053	1,848,908	1,903,027
Freddie Mac Gold Pool 6% 11/1/2053	1,161,309	1,196,572
Freddie Mac Gold Pool 6% 11/1/2053	826,218	858,922
Freddie Mac Gold Pool 6% 11/1/2053	816,240	840,132
Freddie Mac Gold Pool 6% 11/1/2054	109,097	112,162
Freddie Mac Gold Pool 6% 11/1/2055	189,787	196,255
Freddie Mac Gold Pool 6% 12/1/2052	1,313,839	1,357,429
Freddie Mac Gold Pool 6% 12/1/2053	77,707	79,936
Freddie Mac Gold Pool 6% 12/1/2055	4,162,818	4,363,045
Freddie Mac Gold Pool 6% 2/1/2028	1,035	1,048
Freddie Mac Gold Pool 6% 2/1/2038	17,489	18,644
Freddie Mac Gold Pool 6% 2/1/2040	794,543	827,960
Freddie Mac Gold Pool 6% 2/1/2054	575,558	592,405
Freddie Mac Gold Pool 6% 2/1/2054	305,812	314,429
Freddie Mac Gold Pool 6% 2/1/2055	1,518,051	1,593,796
Freddie Mac Gold Pool 6% 2/1/2055	701,972	735,024
Freddie Mac Gold Pool 6% 3/1/2054	57,136	59,067
Freddie Mac Gold Pool 6% 4/1/2053	1,028,388	1,057,044
Freddie Mac Gold Pool 6% 4/1/2054	4,638,757	4,852,816
Freddie Mac Gold Pool 6% 4/1/2054	72,315	75,358
Freddie Mac Gold Pool 6% 5/1/2054	6,739,898	7,059,341
Freddie Mac Gold Pool 6% 5/1/2055	1,090,505	1,138,101
Freddie Mac Gold Pool 6% 6/1/2054	20,501	21,078
Freddie Mac Gold Pool 6% 6/1/2055	149,969	154,823
Freddie Mac Gold Pool 6% 7/1/2037	983	1,044
Freddie Mac Gold Pool 6% 7/1/2039	6,871,795	7,117,864
Freddie Mac Gold Pool 6% 8/1/2037	20,616	21,854
Freddie Mac Gold Pool 6% 8/1/2052	1,191,363	1,239,173
Freddie Mac Gold Pool 6% 8/1/2053	7,173,021	7,394,749
Freddie Mac Gold Pool 6% 8/1/2055 (i)	6,217,244	6,512,401
Freddie Mac Gold Pool 6% 8/1/2055	3,566,611	3,733,703
Freddie Mac Gold Pool 6% 8/1/2055	2,702,419	2,780,184
Freddie Mac Gold Pool 6% 9/1/2038	30,403	32,410
Freddie Mac Gold Pool 6% 9/1/2052	1,851,714	1,918,356
Freddie Mac Gold Pool 6% 9/1/2054 (i)	14,958,649	15,662,951
Freddie Mac Gold Pool 6% 9/1/2054	13,920,505	14,528,077
Freddie Mac Gold Pool 6% 9/1/2054	1,282,021	1,342,783
Freddie Mac Gold Pool 6.5% 1/1/2054 (i)	3,613,034	3,822,699
Freddie Mac Gold Pool 6.5% 1/1/2054	830,243	877,139
Freddie Mac Gold Pool 6.5% 10/1/2053	800,618	845,827
Freddie Mac Gold Pool 6.5% 10/1/2053	791,817	837,766
Freddie Mac Gold Pool 6.5% 12/1/2053	318,855	337,582
Freddie Mac Gold Pool 6.5% 2/1/2053	113,320	118,843
Freddie Mac Gold Pool 6.5% 3/1/2032	229	229
Freddie Mac Gold Pool 6.5% 6/1/2054	3,055,816	3,234,340
Freddie Mac Gold Pool 6.5% 6/1/2054	946,330	1,005,165
Freddie Mac Gold Pool 6.5% 7/1/2054	42,754	44,709
Freddie Mac Gold Pool 6.5% 9/1/2039	175,402	188,715
Freddie Mac Gold Pool 6.5% 9/1/2053	530,759	561,767
Freddie Mac Gold Pool 6.5% 9/1/2053	397,886	420,354
Freddie Mac Gold Pool 6.5% 9/1/2054	1,133,827	1,204,318
Freddie Mac Gold Pool 7% 1/1/2054	1,972,899	2,097,318
Freddie Mac Gold Pool 7% 1/1/2054	1,919,587	2,045,593
Freddie Mac Gold Pool 7% 1/1/2054	1,588,211	1,688,990
Freddie Mac Gold Pool 7% 1/1/2054	1,066,689	1,136,708
Freddie Mac Gold Pool 7% 1/1/2054	614,106	653,266
Freddie Mac Gold Pool 7% 10/1/2053	23,188	24,420
Freddie Mac Gold Pool 7% 11/1/2053	87,394	93,301
Freddie Mac Gold Pool 7% 12/1/2053	223,226	235,720
Freddie Mac Gold Pool 7% 12/1/2053	81,539	86,125
Freddie Mac Gold Pool 7% 2/1/2054	1,021,705	1,085,819
Freddie Mac Gold Pool 7% 3/1/2054	43,370	46,329
Freddie Mac Gold Pool 7% 6/1/2054	1,827,378	1,950,329
Freddie Mac Gold Pool 7% 6/1/2054	1,799,249	1,913,982
Freddie Mac Gold Pool 7% 7/1/2054	17,362	18,508
Freddie Mac Gold Pool 7% 8/1/2054	803,756	858,337
Freddie Mac Gold Pool 7% 8/1/2054	267,206	287,209
Freddie Mac Gold Pool 7% 9/1/2054	1,034,023	1,099,232
Freddie Mac Gold Pool 7% 9/1/2055	5,830,612	6,224,734
Freddie Mac Gold Pool 7.5% 1/1/2032	1,083	1,126
Freddie Mac Gold Pool 7.5% 12/1/2036	1,116	1,155
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,256,695	1,313,508
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	2,222,335	2,323,497
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	379,253	392,014
Freddie Mac Manufactured Housing participation certificates 6% 5/1/2055	810,638	837,913
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	960,657	1,017,980
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	847,931	900,648
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	274,919	293,386
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	1,945,104	2,067,856
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.8107%, 6.555% 10/1/2037 (f)(g)	1,029	1,073
Freddie Mac Non Gold Pool 2% 2/1/2052	332,956	279,564
Freddie Mac Non Gold Pool 4% 9/1/2040	382,414	381,509
Freddie Mac Non Gold Pool 4.5% 10/1/2053	3,778,668	3,751,752
Freddie Mac Non Gold Pool 5% 5/1/2053	1,014,308	1,030,060
Freddie Mac Non Gold Pool 5% 5/1/2053	564,999	570,948
Freddie Mac Non Gold Pool 5% 7/1/2053	5,489,597	5,593,720
Freddie Mac Non Gold Pool 5.5% 5/1/2053	3,910,045	4,041,467
Freddie Mac Non Gold Pool 5.5% 6/1/2053	1,947,455	2,010,477
Freddie Mac Non Gold Pool 5.5% 7/1/2053	2,863,588	2,956,257
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,060,767	4,197,255
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,633,196	1,672,779
Freddie Mac Non Gold Pool 5.5% 9/1/2054	1,398,750	1,442,158
Freddie Mac Non Gold Pool 6% 11/1/2054	1,425,981	1,490,002
Freddie Mac Non Gold Pool 6% 4/1/2054	491,798	508,268
Freddie Mac Non Gold Pool 6% 4/1/2054	295,990	305,903
Freddie Mac Non Gold Pool 6% 5/1/2054	828,313	856,053
Freddie Mac Non Gold Pool 6% 6/1/2053	597,086	623,519
Freddie Mac Non Gold Pool 6% 6/1/2053	519,731	541,928
Freddie Mac Non Gold Pool 6% 6/1/2053	330,729	344,957
Freddie Mac Non Gold Pool 6% 6/1/2054	889,593	919,386
Freddie Mac Non Gold Pool 6% 6/1/2054	434,461	449,011
Freddie Mac Non Gold Pool 6% 7/1/2053	1,602,884	1,673,845
Freddie Mac Non Gold Pool 6% 7/1/2053	1,003,269	1,046,431
Freddie Mac Non Gold Pool 6% 9/1/2053	1,584,565	1,647,287
Freddie Mac Non Gold Pool 6% 9/1/2055	126,275	129,741
Freddie Mac Non Gold Pool 6% 9/1/2055	51,445	52,831
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,483,946	1,568,205
Freddie Mac Non Gold Pool 6.5% 9/1/2053	268,023	280,477
Ginnie Mae 6.5% 6/20/2053	1,193,361	1,275,446
Ginnie Mae 6.5% 7/20/2053	1,439,563	1,538,583
Ginnie Mae I & II 6.5% 8/20/2055	2,673,711	2,871,658
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.574%, 5.172% 3/20/2072 (f)(g)(h)	575,085	599,614
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.644%, 5.212% 4/20/2072 (f)(g)(h)	982,986	1,028,801
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.656%, 5.22% 3/20/2072 (f)(g)(h)	590,918	618,352
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.689%, 5.259% 3/20/2072 (f)(g)(h)	1,387,597	1,453,371
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.694%, 5.3% 3/20/2072 (f)(g)(h)	356,031	372,898
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.702%, 5.28% 2/20/2072 (f)(g)(h)	1,052,658	1,102,095
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.73%, 5.336% 3/20/2072 (f)(g)(h)	382,433	400,350
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.741%, 5.316% 3/20/2072 (f)(g)(h)	894,552	940,230
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.742%, 5.332% 4/20/2072 (f)(g)(h)	599,785	631,480
Ginnie Mae I Pool 1 year U.S. Treasury Index + 1.759%, 5.381% 3/20/2072 (f)(g)(h)	983,892	1,034,473
Ginnie Mae I Pool 2.5% 1/20/2052	1,961,568	1,725,993
Ginnie Mae I Pool 2.5% 12/20/2051	3,036,466	2,671,800
Ginnie Mae I Pool 2.5% 12/20/2051	2,033,407	1,787,297
Ginnie Mae I Pool 2.5% 12/20/2051	1,612,749	1,419,065
Ginnie Mae I Pool 2.5% 8/20/2051	1,722,856	1,514,334
Ginnie Mae I Pool 2.5% 9/20/2051	1,526,741	1,341,955
Ginnie Mae I Pool 2.832% 7/20/2071 (g)(h)	2,685,437	2,455,940
Ginnie Mae I Pool 2.893% 8/20/2071 (g)(h)	1,094,989	1,002,049
Ginnie Mae I Pool 2.955% 5/20/2071 (g)(h)	1,387,765	1,271,188
Ginnie Mae I Pool 2.964% 6/20/2071 (g)	618,948	567,412
Ginnie Mae I Pool 3% 10/20/2054	5,461,804	5,020,491
Ginnie Mae I Pool 3% 11/15/2042	142,461	133,422
Ginnie Mae I Pool 3% 12/15/2042	41,880	39,197
Ginnie Mae I Pool 3% 12/20/2042	366,730	343,095
Ginnie Mae I Pool 3% 2/20/2050	1,144,516	1,051,055
Ginnie Mae I Pool 3% 2/20/2052	290,218	263,526
Ginnie Mae I Pool 3% 3/15/2045	142,739	132,606
Ginnie Mae I Pool 3% 3/20/2043	238,760	223,462
Ginnie Mae I Pool 3% 3/20/2043	99,304	93,002
Ginnie Mae I Pool 3% 3/20/2053	326,199	301,142
Ginnie Mae I Pool 3% 4/15/2043	131,320	122,906
Ginnie Mae I Pool 3% 4/20/2053	1,833,404	1,693,716
Ginnie Mae I Pool 3% 7/20/2052	8,274,697	7,595,114
Ginnie Mae I Pool 3% 8/15/2045	297,584	275,510
Ginnie Mae I Pool 3.042% 7/20/2071 (g)(h)	1,339,926	1,232,651
Ginnie Mae I Pool 3.5% 1/15/2042	283,847	271,717
Ginnie Mae I Pool 3.5% 1/15/2042	9,919	9,506
Ginnie Mae I Pool 3.5% 10/20/2052	6,095,134	5,777,651
Ginnie Mae I Pool 3.5% 11/15/2041	64,208	61,733
Ginnie Mae I Pool 3.5% 11/15/2041	26,524	25,426
Ginnie Mae I Pool 3.5% 11/15/2043	287,764	273,944
Ginnie Mae I Pool 3.5% 12/20/2049	65,394	62,617
Ginnie Mae I Pool 3.5% 12/20/2049	30,008	28,677
Ginnie Mae I Pool 3.5% 12/20/2049	23,408	22,443
Ginnie Mae I Pool 3.5% 12/20/2049	7,044	6,740
Ginnie Mae I Pool 3.5% 2/15/2042	158,978	151,672
Ginnie Mae I Pool 3.5% 2/15/2042	68,100	65,307
Ginnie Mae I Pool 3.5% 2/15/2042	58,457	56,082
Ginnie Mae I Pool 3.5% 2/15/2042	43,092	41,317
Ginnie Mae I Pool 3.5% 2/15/2042	30,385	29,177
Ginnie Mae I Pool 3.5% 2/20/2043	830,584	794,332
Ginnie Mae I Pool 3.5% 3/15/2042	1,391,817	1,331,425
Ginnie Mae I Pool 3.5% 3/15/2042	44,973	43,184
Ginnie Mae I Pool 3.5% 3/15/2042	29,814	28,649
Ginnie Mae I Pool 3.5% 3/15/2042	15,058	14,429
Ginnie Mae I Pool 3.5% 3/15/2042	8,091	7,753
Ginnie Mae I Pool 3.5% 3/15/2043	299,214	285,464
Ginnie Mae I Pool 3.5% 3/20/2043	354,001	338,550
Ginnie Mae I Pool 3.5% 3/20/2052	366,292	340,453
Ginnie Mae I Pool 3.5% 4/20/2053	5,291,386	5,037,679
Ginnie Mae I Pool 3.5% 5/15/2042	104,857	100,616
Ginnie Mae I Pool 3.5% 5/15/2042	78,368	75,184
Ginnie Mae I Pool 3.5% 5/15/2043	62,386	59,586
Ginnie Mae I Pool 3.5% 5/20/2046	74,200	71,094
Ginnie Mae I Pool 3.5% 5/20/2046	49,106	47,051
Ginnie Mae I Pool 3.5% 5/20/2046	37,348	35,785
Ginnie Mae I Pool 3.5% 5/20/2046	36,053	34,544
Ginnie Mae I Pool 3.5% 5/20/2046	31,966	30,628
Ginnie Mae I Pool 3.5% 5/20/2046	19,891	19,020
Ginnie Mae I Pool 3.5% 5/20/2053	1,468,614	1,391,314
Ginnie Mae I Pool 3.5% 6/20/2046	169,506	162,411
Ginnie Mae I Pool 3.5% 6/20/2046	48,026	46,016
Ginnie Mae I Pool 3.5% 6/20/2046	46,817	44,857
Ginnie Mae I Pool 3.5% 6/20/2046	44,523	42,659
Ginnie Mae I Pool 3.5% 6/20/2046	43,038	41,236
Ginnie Mae I Pool 3.5% 6/20/2046	31,191	29,807
Ginnie Mae I Pool 3.5% 6/20/2046	25,218	24,163
Ginnie Mae I Pool 3.5% 6/20/2046	16,904	16,212
Ginnie Mae I Pool 3.5% 7/15/2043	169,973	161,845
Ginnie Mae I Pool 3.5% 7/20/2046	4,842,916	4,644,763
Ginnie Mae I Pool 3.5% 7/20/2046	42,251	40,311
Ginnie Mae I Pool 3.5% 7/20/2052	9,108,747	8,639,985
Ginnie Mae I Pool 3.5% 8/20/2052	5,299,934	5,023,871
Ginnie Mae I Pool 3.5% 9/15/2043	457,834	435,940
Ginnie Mae I Pool 3.5% 9/20/2052	9,035,255	8,564,628
Ginnie Mae I Pool 3.75% 6/20/2046	28,385	27,419
Ginnie Mae I Pool 3.75% 7/20/2046	51,406	49,737
Ginnie Mae I Pool 4% 1/15/2042	13,470	13,234
Ginnie Mae I Pool 4% 1/15/2043	46,827	45,947
Ginnie Mae I Pool 4% 1/15/2047	19,366	18,901
Ginnie Mae I Pool 4% 1/15/2047	18,673	18,225
Ginnie Mae I Pool 4% 1/15/2047	14,362	14,017
Ginnie Mae I Pool 4% 1/15/2047	6,841	6,677
Ginnie Mae I Pool 4% 1/20/2048	90,579	88,460
Ginnie Mae I Pool 4% 10/15/2040	85,475	84,162
Ginnie Mae I Pool 4% 10/15/2040	8,140	8,015
Ginnie Mae I Pool 4% 10/15/2041	248,391	244,065
Ginnie Mae I Pool 4% 10/15/2041	93,996	92,476
Ginnie Mae I Pool 4% 10/15/2041	91,460	89,945
Ginnie Mae I Pool 4% 10/15/2041	54,128	53,199
Ginnie Mae I Pool 4% 10/15/2041	32,814	32,214
Ginnie Mae I Pool 4% 10/15/2041	9,609	9,458
Ginnie Mae I Pool 4% 10/15/2041	6,940	6,813
Ginnie Mae I Pool 4% 10/20/2052	16,449,763	15,951,969
Ginnie Mae I Pool 4% 11/15/2041	243,429	239,342
Ginnie Mae I Pool 4% 11/15/2042	16,411	16,109
Ginnie Mae I Pool 4% 11/20/2042	32,012	31,359
Ginnie Mae I Pool 4% 11/20/2052	2,364,868	2,294,043
Ginnie Mae I Pool 4% 12/15/2040	1,499,205	1,474,813
Ginnie Mae I Pool 4% 12/15/2040	43,376	42,643
Ginnie Mae I Pool 4% 12/15/2041	104,460	102,740
Ginnie Mae I Pool 4% 12/15/2041	78,520	77,143
Ginnie Mae I Pool 4% 12/15/2041	38,973	38,304
Ginnie Mae I Pool 4% 12/15/2041	5,295	5,206
Ginnie Mae I Pool 4% 12/15/2042	13,651	13,408
Ginnie Mae I Pool 4% 12/15/2046	3,704	3,621
Ginnie Mae I Pool 4% 12/20/2043	246,933	241,641
Ginnie Mae I Pool 4% 12/20/2047	89,889	87,787
Ginnie Mae I Pool 4% 12/20/2052	1,185,728	1,150,587
Ginnie Mae I Pool 4% 2/15/2041	33,515	32,990
Ginnie Mae I Pool 4% 2/15/2042	25,955	25,503
Ginnie Mae I Pool 4% 3/15/2041	15,180	14,944
Ginnie Mae I Pool 4% 3/15/2042	125,786	123,548
Ginnie Mae I Pool 4% 3/15/2042	25,063	24,598
Ginnie Mae I Pool 4% 4/15/2042	28,576	28,032
Ginnie Mae I Pool 4% 4/15/2043	9,407	9,242
Ginnie Mae I Pool 4% 4/15/2046	1,862,745	1,821,533
Ginnie Mae I Pool 4% 4/20/2047	1,429,598	1,397,952
Ginnie Mae I Pool 4% 4/20/2047	1,275,868	1,247,625
Ginnie Mae I Pool 4% 4/20/2048	299,436	292,620
Ginnie Mae I Pool 4% 4/20/2048	263,926	257,919
Ginnie Mae I Pool 4% 4/20/2052	238,470	231,179
Ginnie Mae I Pool 4% 5/15/2042	1,639	1,631
Ginnie Mae I Pool 4% 5/20/2049	610,381	593,245
Ginnie Mae I Pool 4% 6/15/2041	26,581	26,141
Ginnie Mae I Pool 4% 6/15/2041	16,172	15,885
Ginnie Mae I Pool 4% 6/20/2046	23,027	22,524
Ginnie Mae I Pool 4% 6/20/2049	169,706	164,942
Ginnie Mae I Pool 4% 7/15/2041	9,356	9,199
Ginnie Mae I Pool 4% 7/15/2046	87,832	85,915
Ginnie Mae I Pool 4% 7/15/2046	12,999	12,716
Ginnie Mae I Pool 4% 7/15/2046	10,441	10,213
Ginnie Mae I Pool 4% 8/15/2040	63,626	62,661
Ginnie Mae I Pool 4% 8/15/2041	218,326	214,661
Ginnie Mae I Pool 4% 8/15/2041	10,536	10,374
Ginnie Mae I Pool 4% 8/15/2043	14,763	14,451
Ginnie Mae I Pool 4% 8/15/2046	54,666	53,473
Ginnie Mae I Pool 4% 8/20/2052	654,098	634,304
Ginnie Mae I Pool 4% 9/15/2041	114,783	112,842
Ginnie Mae I Pool 4% 9/15/2041	11,260	11,053
Ginnie Mae I Pool 4% 9/15/2041	1,379	1,358
Ginnie Mae I Pool 4.5% 1/15/2040	15,516	15,708
Ginnie Mae I Pool 4.5% 1/20/2053	405,680	403,751
Ginnie Mae I Pool 4.5% 10/20/2048	101,856	102,231
Ginnie Mae I Pool 4.5% 10/20/2052	11,170,771	11,135,092
Ginnie Mae I Pool 4.5% 11/20/2047	87,228	87,686
Ginnie Mae I Pool 4.5% 2/15/2040	1,247	1,261
Ginnie Mae I Pool 4.5% 2/20/2049	51,162	51,351
Ginnie Mae I Pool 4.5% 3/15/2040	19,007	19,242
Ginnie Mae I Pool 4.5% 3/15/2041	305,245	309,033
Ginnie Mae I Pool 4.5% 3/15/2041	244,197	247,217
Ginnie Mae I Pool 4.5% 3/15/2041	21,058	21,318
Ginnie Mae I Pool 4.5% 3/15/2041	7,890	7,988
Ginnie Mae I Pool 4.5% 3/20/2048	47,844	48,095
Ginnie Mae I Pool 4.5% 3/20/2048	35,825	36,013
Ginnie Mae I Pool 4.5% 4/15/2040	17,465	17,681
Ginnie Mae I Pool 4.5% 4/15/2040	3,170	3,209
Ginnie Mae I Pool 4.5% 4/15/2041	36,948	37,405
Ginnie Mae I Pool 4.5% 4/20/2048	117,478	118,057
Ginnie Mae I Pool 4.5% 4/20/2053	7,478,416	7,440,509
Ginnie Mae I Pool 4.5% 5/15/2039	7,367	7,457
Ginnie Mae I Pool 4.5% 5/15/2046	10,567	10,645
Ginnie Mae I Pool 4.5% 6/15/2040	55,239	55,921
Ginnie Mae I Pool 4.5% 6/15/2040	49,975	50,593
Ginnie Mae I Pool 4.5% 6/15/2040	41,440	41,952
Ginnie Mae I Pool 4.5% 6/20/2049	98,211	98,512
Ginnie Mae I Pool 4.5% 7/15/2040	100,751	101,996
Ginnie Mae I Pool 4.5% 7/15/2040	31,312	31,699
Ginnie Mae I Pool 4.5% 7/15/2040	29,275	29,637
Ginnie Mae I Pool 4.5% 7/15/2040	24,807	25,114
Ginnie Mae I Pool 4.5% 7/15/2040	8,486	8,591
Ginnie Mae I Pool 4.5% 7/15/2040	2,877	2,912
Ginnie Mae I Pool 4.5% 7/20/2048	175,028	175,892
Ginnie Mae I Pool 4.5% 7/20/2049	148,102	148,555
Ginnie Mae I Pool 4.5% 7/20/2049	119,166	119,531
Ginnie Mae I Pool 4.5% 7/20/2049	73,607	73,832
Ginnie Mae I Pool 4.5% 7/20/2049	71,908	72,127
Ginnie Mae I Pool 4.5% 7/20/2049	67,153	67,358
Ginnie Mae I Pool 4.5% 7/20/2049	44,143	44,278
Ginnie Mae I Pool 4.5% 7/20/2049	19,126	19,184
Ginnie Mae I Pool 4.5% 7/20/2052	2,713,876	2,706,904
Ginnie Mae I Pool 4.5% 8/15/2040	56,094	56,788
Ginnie Mae I Pool 4.5% 8/20/2049	220,041	220,714
Ginnie Mae I Pool 4.5% 8/20/2052	15,898,459	15,857,618
Ginnie Mae I Pool 4.5% 9/15/2040	36,598	37,051
Ginnie Mae I Pool 4.5% 9/20/2052	769,558	767,581
Ginnie Mae I Pool 5% 1/20/2035	731,096	748,056
Ginnie Mae I Pool 5% 10/15/2039	26,002	26,932
Ginnie Mae I Pool 5% 10/20/2038	9,445	9,704
Ginnie Mae I Pool 5% 11/20/2052	4,662,298	4,716,657
Ginnie Mae I Pool 5% 12/15/2039	33,206	34,401
Ginnie Mae I Pool 5% 12/20/2048	67,176	68,463
Ginnie Mae I Pool 5% 2/20/2049	61,259	62,433
Ginnie Mae I Pool 5% 4/15/2040	230,824	239,112
Ginnie Mae I Pool 5% 4/15/2041	17,879	18,510
Ginnie Mae I Pool 5% 4/15/2041	9,675	10,020
Ginnie Mae I Pool 5% 4/15/2041	6,203	6,421
Ginnie Mae I Pool 5% 4/15/2049	63,878	65,282
Ginnie Mae I Pool 5% 4/20/2048	2,226,245	2,295,525
Ginnie Mae I Pool 5% 4/20/2048	37,293	38,077
Ginnie Mae I Pool 5% 5/15/2040	30,555	31,631
Ginnie Mae I Pool 5% 6/15/2040	17,868	18,511
Ginnie Mae I Pool 5% 6/20/2048	78,992	80,653
Ginnie Mae I Pool 5% 6/20/2049	102,460	104,424
Ginnie Mae I Pool 5% 6/20/2063	530,881	534,416
Ginnie Mae I Pool 5% 7/15/2039	19,251	19,919
Ginnie Mae I Pool 5% 7/15/2040	18,145	18,804
Ginnie Mae I Pool 5% 7/20/2049	25,439	25,927
Ginnie Mae I Pool 5% 8/15/2039	24,822	25,699
Ginnie Mae I Pool 5% 8/15/2040	50,572	52,396
Ginnie Mae I Pool 5% 8/15/2040	47,387	49,111
Ginnie Mae I Pool 5% 8/20/2048	55,710	56,882
Ginnie Mae I Pool 5% 8/20/2052	2,596,956	2,628,858
Ginnie Mae I Pool 5% 9/15/2039	21,951	22,730
Ginnie Mae I Pool 5% 9/15/2040	28,825	29,863
Ginnie Mae I Pool 5% 9/15/2040	18,682	19,333
Ginnie Mae I Pool 5% 9/15/2041	28,689	29,707
Ginnie Mae I Pool 5% 9/20/2052	3,098,253	3,134,377
Ginnie Mae I Pool 5.5% 1/15/2037	514	526
Ginnie Mae I Pool 5.5% 11/20/2052	1,025,120	1,046,857
Ginnie Mae I Pool 5.5% 5/20/2053	4,844,620	4,943,942
Ginnie Mae I Pool 5.5% 6/15/2036	3,831	4,004
Ginnie Mae I Pool 5.5% 6/20/2063	362,573	369,072
Ginnie Mae I Pool 5.5% 7/20/2053	2,624,977	2,730,513
Ginnie Mae I Pool 5.5% 7/20/2053	1,991,098	2,071,150
Ginnie Mae I Pool 5.5% 9/15/2038	24,631	25,800
Ginnie Mae I Pool 5.5% 9/20/2052	1,310,525	1,339,133
Ginnie Mae I Pool 5.5% 9/20/2054	13,980,312	14,203,581
Ginnie Mae I Pool 6% 10/20/2033	2,455	2,555
Ginnie Mae I Pool 6% 11/20/2032	3,462	3,585
Ginnie Mae I Pool 6% 12/20/2052	5,391,038	5,543,014
Ginnie Mae I Pool 6% 3/20/2035	2,631	2,749
Ginnie Mae I Pool 6% 4/20/2036	225	226
Ginnie Mae I Pool 6% 6/20/2053	791,461	833,930
Ginnie Mae I Pool 6% 6/20/2053	676,563	694,578
Ginnie Mae I Pool 6% 6/20/2063	605,537	620,242
Ginnie Mae I Pool 6% 7/20/2053	1,100,987	1,143,206
Ginnie Mae I Pool 6% 8/15/2036	31,894	33,508
Ginnie Mae I Pool 6% 9/20/2054	778,648	796,827
Ginnie Mae I Pool 7% 6/20/2032	2,486	2,569
Ginnie Mae I Pool 7% 8/20/2055	2,236,708	2,283,199
Ginnie Mae I Pool 7% 8/20/2055	1,385,917	1,412,991
Ginnie Mae II Pool 2% 1/20/2051	23,408,409	19,843,453
Ginnie Mae II Pool 2% 10/20/2050	24,231,170	20,536,369
Ginnie Mae II Pool 2% 10/20/2051	357,646	303,067
Ginnie Mae II Pool 2% 11/20/2050	7,127,283	6,041,842
Ginnie Mae II Pool 2% 12/20/2050	27,080,691	22,950,122
Ginnie Mae II Pool 2% 12/20/2051	7,528,032	6,379,207
Ginnie Mae II Pool 2% 2/20/2051	1,262,726	1,070,076
Ginnie Mae II Pool 2% 2/20/2052	12,690,038	10,753,458
Ginnie Mae II Pool 2% 3/1/2056 (c)	75,971,000	64,349,709
Ginnie Mae II Pool 2% 3/20/2051	3,429,719	2,907,394
Ginnie Mae II Pool 2% 4/1/2056 (c)	29,475,000	24,969,661
Ginnie Mae II Pool 2% 4/20/2051	541,916	459,216
Ginnie Mae II Pool 2% 4/20/2052	5,246,190	4,447,228
Ginnie Mae II Pool 2% 5/20/2051	1,645,042	1,393,998
Ginnie Mae II Pool 2% 7/20/2051	2,436,807	2,064,935
Ginnie Mae II Pool 2% 8/20/2051	39,271	33,278
Ginnie Mae II Pool 2% 9/20/2050	5,854,975	4,974,277
Ginnie Mae II Pool 2% 9/20/2051	4,388,490	3,718,778
Ginnie Mae II Pool 2.5% 1/20/2051	13,719,882	12,132,209
Ginnie Mae II Pool 2.5% 11/20/2049	236,920	210,170
Ginnie Mae II Pool 2.5% 11/20/2051	2,205,528	1,946,857
Ginnie Mae II Pool 2.5% 12/20/2046	347,571	310,878
Ginnie Mae II Pool 2.5% 12/20/2050	747,679	660,573
Ginnie Mae II Pool 2.5% 12/20/2051	9,275,183	8,187,361
Ginnie Mae II Pool 2.5% 3/1/2056 (c)	81,943,000	72,293,409
Ginnie Mae II Pool 2.5% 3/20/2051	11,022,249	9,729,526
Ginnie Mae II Pool 2.5% 3/20/2052	17,290,846	15,264,272
Ginnie Mae II Pool 2.5% 4/1/2056 (c)	18,100,000	15,967,134
Ginnie Mae II Pool 2.5% 4/20/2051	1,144,677	1,010,426
Ginnie Mae II Pool 2.5% 4/20/2052	21,889,034	19,323,530
Ginnie Mae II Pool 2.5% 5/20/2051	867,047	765,357
Ginnie Mae II Pool 2.5% 6/20/2051	2,609,621	2,303,557
Ginnie Mae II Pool 2.5% 6/20/2052	2,225,659	1,965,496
Ginnie Mae II Pool 2.5% 6/20/2054	57,642	50,927
Ginnie Mae II Pool 2.5% 7/20/2051	4,897,672	4,323,258
Ginnie Mae II Pool 2.5% 7/20/2054	668,877	590,952
Ginnie Mae II Pool 2.5% 8/20/2046	99,481	89,167
Ginnie Mae II Pool 2.5% 8/20/2051	9,702,270	8,564,358
Ginnie Mae II Pool 3% 1/20/2043	2,849,156	2,676,245
Ginnie Mae II Pool 3% 1/20/2044	724,565	679,152
Ginnie Mae II Pool 3% 1/20/2055	8,948,016	8,226,416
Ginnie Mae II Pool 3% 10/20/2046	2,294,313	2,132,772
Ginnie Mae II Pool 3% 10/20/2051	127,601	117,061
Ginnie Mae II Pool 3% 12/20/2042	981,637	922,038
Ginnie Mae II Pool 3% 12/20/2046	1,442,654	1,339,274
Ginnie Mae II Pool 3% 12/20/2049	838,381	771,491
Ginnie Mae II Pool 3% 12/20/2051	176,214	161,660
Ginnie Mae II Pool 3% 2/20/2043	345,008	323,978
Ginnie Mae II Pool 3% 2/20/2047	417,049	387,163
Ginnie Mae II Pool 3% 2/20/2052	1,470,531	1,349,070
Ginnie Mae II Pool 3% 3/1/2056 (c)	7,987,000	7,323,502
Ginnie Mae II Pool 3% 3/20/2045	120,975	112,657
Ginnie Mae II Pool 3% 3/20/2050	1,391,491	1,280,037
Ginnie Mae II Pool 3% 4/20/2043	189,865	178,182
Ginnie Mae II Pool 3% 4/20/2045	61,633	57,379
Ginnie Mae II Pool 3% 4/20/2046	329,807	306,585
Ginnie Mae II Pool 3% 4/20/2052	12,525,095	11,492,521
Ginnie Mae II Pool 3% 5/20/2045	68,654	63,898
Ginnie Mae II Pool 3% 5/20/2046	483,974	449,898
Ginnie Mae II Pool 3% 5/20/2051	1,892,113	1,736,540
Ginnie Mae II Pool 3% 5/20/2052	23,994,716	22,016,582
Ginnie Mae II Pool 3% 6/20/2045	65,985	61,382
Ginnie Mae II Pool 3% 6/20/2050	17,949	16,494
Ginnie Mae II Pool 3% 6/20/2051	2,556,620	2,346,650
Ginnie Mae II Pool 3% 7/20/2045	70,776	65,821
Ginnie Mae II Pool 3% 7/20/2046	625,062	581,052
Ginnie Mae II Pool 3% 7/20/2049	548,461	506,588
Ginnie Mae II Pool 3% 7/20/2051	5,940,338	5,455,255
Ginnie Mae II Pool 3% 8/20/2042	109,664	103,099
Ginnie Mae II Pool 3% 8/20/2045	243,484	226,424
Ginnie Mae II Pool 3% 8/20/2051	755,198	692,822
Ginnie Mae II Pool 3% 9/20/2042	289,281	271,925
Ginnie Mae II Pool 3% 9/20/2045	233,979	217,521
Ginnie Mae II Pool 3% 9/20/2046	761,719	708,087
Ginnie Mae II Pool 3% 9/20/2049	509,258	469,582
Ginnie Mae II Pool 3% 9/20/2051	1,135,105	1,041,349
Ginnie Mae II Pool 3.5% 1/20/2048	168,169	161,183
Ginnie Mae II Pool 3.5% 1/20/2052	16,700,594	15,824,172
Ginnie Mae II Pool 3.5% 10/20/2040	100,747	97,257
Ginnie Mae II Pool 3.5% 10/20/2041	318,802	307,241
Ginnie Mae II Pool 3.5% 10/20/2042	62,888	60,484
Ginnie Mae II Pool 3.5% 10/20/2044	889,595	851,058
Ginnie Mae II Pool 3.5% 10/20/2045	75,764	72,309
Ginnie Mae II Pool 3.5% 10/20/2049	1,104,368	1,054,695
Ginnie Mae II Pool 3.5% 10/20/2051	3,932,191	3,736,895
Ginnie Mae II Pool 3.5% 11/20/2042	165,666	159,302
Ginnie Mae II Pool 3.5% 11/20/2046	89,099	85,620
Ginnie Mae II Pool 3.5% 11/20/2047	239,389	229,445
Ginnie Mae II Pool 3.5% 12/20/2041	1,159,750	1,117,833
Ginnie Mae II Pool 3.5% 12/20/2042	1,903,698	1,830,549
Ginnie Mae II Pool 3.5% 12/20/2046	823,739	791,579
Ginnie Mae II Pool 3.5% 12/20/2047	849,822	814,520
Ginnie Mae II Pool 3.5% 12/20/2051	12,356,146	11,742,466
Ginnie Mae II Pool 3.5% 2/20/2043	186,642	179,398
Ginnie Mae II Pool 3.5% 2/20/2052	30,862	29,242
Ginnie Mae II Pool 3.5% 3/1/2056 (c)	25,934,000	24,331,362
Ginnie Mae II Pool 3.5% 3/20/2043	150,650	144,776
Ginnie Mae II Pool 3.5% 3/20/2046	853,986	814,602
Ginnie Mae II Pool 3.5% 3/20/2052	10,368,107	9,831,294
Ginnie Mae II Pool 3.5% 4/1/2056 (c)	25,300,000	23,657,478
Ginnie Mae II Pool 3.5% 4/20/2045	1,004,525	959,949
Ginnie Mae II Pool 3.5% 4/20/2046	471,365	452,962
Ginnie Mae II Pool 3.5% 4/20/2046	50,243	48,187
Ginnie Mae II Pool 3.5% 4/20/2052	1,978,664	1,875,599
Ginnie Mae II Pool 3.5% 5/20/2043	230,288	220,259
Ginnie Mae II Pool 3.5% 5/20/2046	73,297	70,229
Ginnie Mae II Pool 3.5% 5/20/2046	18,309	17,543
Ginnie Mae II Pool 3.5% 6/20/2042	111,202	107,035
Ginnie Mae II Pool 3.5% 6/20/2043	107,897	103,629
Ginnie Mae II Pool 3.5% 6/20/2052	1,089,724	1,032,962
Ginnie Mae II Pool 3.5% 7/20/2046	1,363,753	1,310,511
Ginnie Mae II Pool 3.5% 7/20/2047	2,325,142	2,231,460
Ginnie Mae II Pool 3.5% 7/20/2050	26,329	25,129
Ginnie Mae II Pool 3.5% 8/20/2042	172,969	166,425
Ginnie Mae II Pool 3.5% 9/20/2040	240,205	231,869
Ginnie Mae II Pool 3.5% 9/20/2046	93,614	89,959
Ginnie Mae II Pool 4% 1/20/2041	2,050,962	2,024,879
Ginnie Mae II Pool 4% 1/20/2046	117,250	114,909
Ginnie Mae II Pool 4% 1/20/2047	125,722	123,685
Ginnie Mae II Pool 4% 10/20/2040	774,319	764,585
Ginnie Mae II Pool 4% 10/20/2041	1,261,602	1,244,554
Ginnie Mae II Pool 4% 10/20/2042	217,820	214,604
Ginnie Mae II Pool 4% 10/20/2043	186,150	183,082
Ginnie Mae II Pool 4% 10/20/2044	1,640,237	1,610,690
Ginnie Mae II Pool 4% 10/20/2045	6,800	6,666
Ginnie Mae II Pool 4% 10/20/2046	129,286	127,272
Ginnie Mae II Pool 4% 10/20/2047	57,567	56,491
Ginnie Mae II Pool 4% 11/20/2040	797,348	787,266
Ginnie Mae II Pool 4% 11/20/2041	130,999	129,202
Ginnie Mae II Pool 4% 11/20/2042	13,324	13,126
Ginnie Mae II Pool 4% 11/20/2044	739,681	726,195
Ginnie Mae II Pool 4% 11/20/2046	300,879	296,193
Ginnie Mae II Pool 4% 11/20/2047	95,666	93,877
Ginnie Mae II Pool 4% 12/20/2040	10,177	10,049
Ginnie Mae II Pool 4% 12/20/2041	409,551	403,887
Ginnie Mae II Pool 4% 12/20/2042	778,272	766,686
Ginnie Mae II Pool 4% 12/20/2044	61,434	60,314
Ginnie Mae II Pool 4% 12/20/2045	452,990	444,041
Ginnie Mae II Pool 4% 2/20/2041	9,944	9,816
Ginnie Mae II Pool 4% 2/20/2042	72,844	71,828
Ginnie Mae II Pool 4% 2/20/2043	95,216	93,819
Ginnie Mae II Pool 4% 2/20/2047	209,673	206,080
Ginnie Mae II Pool 4% 2/20/2049	2,658,155	2,600,974
Ginnie Mae II Pool 4% 3/1/2056 (c)	28,694,000	27,598,919
Ginnie Mae II Pool 4% 3/20/2041	361,518	356,881
Ginnie Mae II Pool 4% 3/20/2047	393,830	387,081
Ginnie Mae II Pool 4% 3/20/2049	5,344,260	5,224,287
Ginnie Mae II Pool 4% 3/20/2052	599,689	583,603
Ginnie Mae II Pool 4% 4/20/2043	95,292	93,916
Ginnie Mae II Pool 4% 4/20/2049	1,463,780	1,430,919
Ginnie Mae II Pool 4% 4/20/2052	4,527,914	4,403,627
Ginnie Mae II Pool 4% 5/20/2040	62,756	62,017
Ginnie Mae II Pool 4% 5/20/2046	69,670	68,263
Ginnie Mae II Pool 4% 5/20/2049	1,431,991	1,399,844
Ginnie Mae II Pool 4% 6/20/2045	3,561,998	3,494,685
Ginnie Mae II Pool 4% 6/20/2046	190,780	186,886
Ginnie Mae II Pool 4% 6/20/2047	408,100	401,107
Ginnie Mae II Pool 4% 6/20/2052	5,883,042	5,710,528
Ginnie Mae II Pool 4% 7/20/2044	341,661	335,618
Ginnie Mae II Pool 4% 7/20/2045	270,036	264,818
Ginnie Mae II Pool 4% 7/20/2047	1,003,488	984,723
Ginnie Mae II Pool 4% 8/20/2043	51,568	50,742
Ginnie Mae II Pool 4% 8/20/2044	592,887	582,336
Ginnie Mae II Pool 4% 8/20/2045	1,115,108	1,093,327
Ginnie Mae II Pool 4% 8/20/2048	3,031,379	2,969,959
Ginnie Mae II Pool 4% 9/20/2040	53,040	52,372
Ginnie Mae II Pool 4% 9/20/2045	5,648	5,537
Ginnie Mae II Pool 4% 9/20/2047	2,223,662	2,182,081
Ginnie Mae II Pool 4% 9/20/2048	355,369	348,168
Ginnie Mae II Pool 4.5% 1/20/2045	159,278	161,030
Ginnie Mae II Pool 4.5% 1/20/2047	111,337	112,686
Ginnie Mae II Pool 4.5% 1/20/2048	183,718	185,715
Ginnie Mae II Pool 4.5% 1/20/2049	884,547	891,673
Ginnie Mae II Pool 4.5% 10/20/2041	931,509	942,462
Ginnie Mae II Pool 4.5% 10/20/2043	593,515	600,431
Ginnie Mae II Pool 4.5% 10/20/2044	550,191	556,226
Ginnie Mae II Pool 4.5% 11/20/2046	295,522	298,928
Ginnie Mae II Pool 4.5% 11/20/2054	14,885,246	14,737,695
Ginnie Mae II Pool 4.5% 11/20/2055	5,745,115	5,680,086
Ginnie Mae II Pool 4.5% 12/20/2039	89,241	90,287
Ginnie Mae II Pool 4.5% 2/20/2041	407,877	412,674
Ginnie Mae II Pool 4.5% 2/20/2048	354,208	358,168
Ginnie Mae II Pool 4.5% 3/1/2056 (c)	81,296,000	80,311,920
Ginnie Mae II Pool 4.5% 3/20/2041	1,513,561	1,531,361
Ginnie Mae II Pool 4.5% 3/20/2047	97,974	99,162
Ginnie Mae II Pool 4.5% 3/20/2048	30,090	30,418
Ginnie Mae II Pool 4.5% 3/20/2049	65,718	66,247
Ginnie Mae II Pool 4.5% 4/1/2056 (c)	48,770,000	48,120,588
Ginnie Mae II Pool 4.5% 4/20/2041	328,910	332,778
Ginnie Mae II Pool 4.5% 4/20/2048	574,796	580,684
Ginnie Mae II Pool 4.5% 5/20/2040	17,103	17,304
Ginnie Mae II Pool 4.5% 5/20/2041	1,018,236	1,030,212
Ginnie Mae II Pool 4.5% 5/20/2044	180,030	182,128
Ginnie Mae II Pool 4.5% 5/20/2045	114,485	115,733
Ginnie Mae II Pool 4.5% 5/20/2052	8,695,760	8,673,422
Ginnie Mae II Pool 4.5% 6/20/2041	669,954	677,834
Ginnie Mae II Pool 4.5% 6/20/2045	51,846	52,444
Ginnie Mae II Pool 4.5% 7/20/2046	233,675	236,206
Ginnie Mae II Pool 4.5% 8/20/2041	71,109	71,945
Ginnie Mae II Pool 4.5% 8/20/2047	179,519	181,526
Ginnie Mae II Pool 4.5% 9/20/2040	248,742	251,666
Ginnie Mae II Pool 4.5% 9/20/2044	523,629	529,674
Ginnie Mae II Pool 5% 1/20/2035	205,003	209,819
Ginnie Mae II Pool 5% 1/20/2055	9,825,423	9,872,431
Ginnie Mae II Pool 5% 10/20/2037	6,362	6,538
Ginnie Mae II Pool 5% 10/20/2040	167,031	171,947
Ginnie Mae II Pool 5% 11/20/2054	23,792,831	23,906,666
Ginnie Mae II Pool 5% 12/20/2035	24,251	24,852
Ginnie Mae II Pool 5% 12/20/2036	23,876	24,511
Ginnie Mae II Pool 5% 2/20/2036	19,517	20,013
Ginnie Mae II Pool 5% 3/1/2056 (c)	98,860,000	99,207,552
Ginnie Mae II Pool 5% 3/20/2036	13,492	13,830
Ginnie Mae II Pool 5% 3/20/2042	132,727	136,609
Ginnie Mae II Pool 5% 4/1/2056 (c)	72,055,000	72,209,803
Ginnie Mae II Pool 5% 5/20/2035	29,459	30,163
Ginnie Mae II Pool 5% 6/20/2034	14,725	15,057
Ginnie Mae II Pool 5% 6/20/2038	49,240	50,609
Ginnie Mae II Pool 5% 6/20/2048	1,838,518	1,884,084
Ginnie Mae II Pool 5% 6/20/2055	44,176	44,374
Ginnie Mae II Pool 5% 8/20/2035	19,212	19,683
Ginnie Mae II Pool 5% 8/20/2045	371,438	382,967
Ginnie Mae II Pool 5% 9/20/2046	155,454	160,033
Ginnie Mae II Pool 5.5% 12/20/2054	2,147,301	2,179,581
Ginnie Mae II Pool 5.5% 2/20/2054	8,173,157	8,327,310
Ginnie Mae II Pool 5.5% 3/1/2056 (c)	251,135,000	254,368,589
Ginnie Mae II Pool 5.5% 3/20/2041	38,882	40,621
Ginnie Mae II Pool 5.5% 4/1/2056 (c)	172,825,000	174,867,999
Ginnie Mae II Pool 5.5% 4/20/2055	1,726,716	1,750,380
Ginnie Mae II Pool 5.5% 5/20/2055	3,462,386	3,509,567
Ginnie Mae II Pool 5.5% 8/20/2053	60,040	61,215
Ginnie Mae II Pool 5.5% 8/20/2054	4,968,544	5,055,657
Ginnie Mae II Pool 6% 12/20/2054	6,294,542	6,438,057
Ginnie Mae II Pool 6% 3/1/2056 (c)	199,249,000	203,290,846
Ginnie Mae II Pool 6% 4/1/2056 (c)	101,475,000	103,462,114
Ginnie Mae II Pool 6% 5/20/2055	4,297,821	4,383,724
Ginnie Mae II Pool 6% 6/20/2054	366,202	374,952
Ginnie Mae II Pool 6% 7/20/2054	3,028,221	3,099,630
Ginnie Mae II Pool 6% 8/20/2053	24,364	25,013
Ginnie Mae II Pool 6% 8/20/2054	4,566,989	4,673,971
Ginnie Mae II Pool 6% 9/20/2038	1,007	1,064
Ginnie Mae II Pool 6.5% 10/20/2039	2,321	2,478
Ginnie Mae II Pool 6.5% 10/20/2039	1,014	1,078
Ginnie Mae II Pool 6.5% 3/1/2056 (c)	32,447,000	33,720,431
Ginnie Mae II Pool 6.5% 4/1/2056 (c)	5,594,000	5,806,552
Ginnie Mae II Pool 7% 1/20/2039	2,541	2,632
Ginnie Mae II Pool 7% 10/20/2038	2,942	3,122
Ginnie Mae II Pool 7% 6/20/2055	3,080,753	3,131,309
Ginnie Mae II Pool 7% 8/20/2038	215	218
Ginnie Mae II Pool 7.5% 5/20/2032	1,026	1,073
Ginnie Mae II Pool 8% 9/20/2031	2,749	2,850
Uniform Mortgage Backed Securities 1.5% 3/1/2041 (c)	2,835,000	2,585,136
Uniform Mortgage Backed Securities 2% 3/1/2041 (c)	7,433,000	6,924,304
Uniform Mortgage Backed Securities 2% 3/1/2056 (c)	154,084,000	127,606,837
Uniform Mortgage Backed Securities 2% 4/1/2056 (c)	66,950,000	55,450,815
Uniform Mortgage Backed Securities 2.5% 3/1/2041 (c)	2,300,000	2,192,188
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (c)	24,695,000	21,385,292
Uniform Mortgage Backed Securities 3% 3/1/2041 (c)	1,081,000	1,046,501
Uniform Mortgage Backed Securities 3% 3/1/2056 (c)	45,361,000	41,018,038
Uniform Mortgage Backed Securities 3.5% 3/1/2041 (c)	473,000	462,542
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (c)	261,872,446	246,794,328
Uniform Mortgage Backed Securities 3.5% 4/1/2056 (c)	81,996,000	77,242,798
Uniform Mortgage Backed Securities 4% 3/1/2041 (c)	596,000	590,738
Uniform Mortgage Backed Securities 4% 3/1/2056 (c)	500,204,000	486,194,387
Uniform Mortgage Backed Securities 4% 4/1/2056 (c)	217,000,000	210,311,995
Uniform Mortgage Backed Securities 4% 5/1/2056 (c)	64,750,000	62,663,334
Uniform Mortgage Backed Securities 4.5% 3/1/2041 (c)	3,444,000	3,457,588
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (c)	760,489,000	751,992,893
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (c)	297,700,000	294,141,532
Uniform Mortgage Backed Securities 5% 3/1/2041 (c)	111,825,000	113,524,214
Uniform Mortgage Backed Securities 5% 3/1/2056 (c)	449,338,436	451,374,478
Uniform Mortgage Backed Securities 5% 4/1/2041 (c)	69,700,000	70,718,268
Uniform Mortgage Backed Securities 5% 4/1/2056 (c)	336,779,436	337,963,451
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (c)	863,555,422	877,453,310
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (c)	610,600,000	619,949,813
Uniform Mortgage Backed Securities 6% 3/1/2056 (c)	206,838,491	212,162,969
Uniform Mortgage Backed Securities 6% 4/1/2056 (c)	67,549,000	69,279,950
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (c)	42,446,000	44,079,179
TOTAL UNITED STATES		10,733,745,406
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,689,434,021)		10,733,745,406

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Fannie Mae 0.875% 8/5/2030	125,000	111,898
Fannie Mae 6.625% 11/15/2030	1,290,000	1,462,290
Federal Farm Credit Banks Funding Corp 1.48% 11/26/2032	965,000	827,909
Federal Farm Credit Banks Funding Corp 1.77% 2/4/2031	815,000	742,066
Federal Farm Credit Banks Funding Corp 2.35% 3/10/2036	1,825,000	1,534,512
Federal Farm Credit Banks Funding Corp 2.46% 2/5/2035	765,000	666,956
Federal Home Loan Bank 1.25% 7/23/2030	3,890,000	3,520,164
Federal Home Loan Bank 1.5% 9/30/2033	2,000,000	1,662,681
Federal Home Loan Bank 1.75% 6/20/2031	810,000	735,799
Federal Home Loan Bank 2.09% 2/22/2036	1,760,000	1,463,933
Freddie Mac 1.22% 8/19/2030	1,530,000	1,380,471
Freddie Mac Non Gold Pool 6.25% 7/15/2032	400,000	456,866
Freddie Mac Non Gold Pool 6.75% 3/15/2031	2,560,000	2,936,189
TOTAL FINANCIALS		17,501,734
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 0% 7/15/2033 (r)	305,000	224,346
Tennessee Valley Authority 0% 7/15/2034 (r)	185,000	128,732
Tennessee Valley Authority 1.5% 9/15/2031	565,000	504,279
Tennessee Valley Authority 2.875% 2/1/2027	1,060,000	1,053,320
Tennessee Valley Authority 5.25% 2/1/2055	1,255,000	1,288,159
Tennessee Valley Authority 7.125% 5/1/2030	390,000	443,506
TOTAL UTILITIES		3,642,342
TOTAL UNITED STATES		21,144,076
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,605,669)		21,144,076

Certificates of Deposit - 0.0%
	Yield (%) (y)	Principal Amount (a)	Value ($)
AREIT Trust Series CRE9 Class A, CME Term SOFR 1 month Index + 1.6865%, 5.3461% 5/17/2041 (f)(g)(o) (Cost $159,566)	5.36	159,940	160,578

Commercial Paper - 1.1%
	Yield (%) (y)	Principal Amount (a)	Value ($)
AES Corp/The 0% 3/23/2026	4.11	9,300,000	9,274,423
AES Corp/The 0% 3/27/2026	4.11 to 4.12	18,500,000	18,440,597
AES Corp/The 0% 3/4/2026	4.11	14,200,000	14,192,173
Air Lease Corp 0% 3/4/2026	4.11	8,200,000	8,195,427
Air Lease Corp 0% 3/6/2026	4.11 to 4.14	22,000,000	21,982,761
Alimentation Couche-Tard Inc yankee 0% 3/10/2026	3.86	900,000	898,931
Alimentation Couche-Tard Inc yankee 0% 3/9/2026	3.86	3,900,000	3,895,791
AMETEK Inc 0% 3/19/2026	3.88	13,400,000	13,371,469
AMETEK Inc 0% 3/26/2026	3.88	5,600,000	5,583,907
AMETEK Inc 0% 3/9/2026	3.88	14,500,000	14,484,633
AutoNation Inc 0% 3/5/2026	4.16	6,200,000	6,195,821
Bacardi-Martini BV yankee 0% 3/24/2026	4.12	800,000	797,707
Bacardi-Martini BV yankee 0% 3/25/2026	4.11	1,900,000	1,894,337
Becton Dickinson & Co 0% 3/13/2026	3.67	5,400,000	5,392,583
Becton Dickinson & Co 0% 3/23/2026	3.86	2,000,000	1,994,889
Black Hills Corp 0% 3/30/2026	3.88	1,700,000	1,694,393
Canadian Natural Resources Ltd yankee 0% 3/19/2026	3.86 to 3.89	3,900,000	3,891,592
CBRE Services Inc 0% 3/19/2026	3.87	10,200,000	10,178,291
Cencora Inc 0% 3/12/2026	3.86	5,700,000	5,692,136
Cencora Inc 0% 3/19/2026	3.87	4,500,000	4,490,419
Constellation Energy Generation LLC 0% 4/1/2026 (o)	3.88	2,400,000	2,390,357
Edison International 0% 3/10/2026	4.21	3,400,000	3,395,723
Edison International 0% 3/16/2026	4.22	300,000	299,415
Edison International 0% 3/3/2026	4.17	3,000,000	2,998,631
Equifax Inc 0% 3/18/2026	3.87	2,800,000	2,794,345
ERAC USA Finance LLC 0% 3/17/2026	3.91	3,200,000	3,193,755
ERAC USA Finance LLC 0% 3/25/2026	3.90 to 3.91	10,800,000	10,769,364
Genuine Parts Co 0% 3/19/2026	4.18	1,500,000	1,496,578
Glencore Funding LLC 0% 3/26/2026	3.88	14,900,000	14,856,228
Harley-Davidson Financial Services Inc 0% 4/16/2026	4.21	1,000,000	994,661
HCA Inc 0% 3/20/2026	4.12	8,300,000	8,279,999
HCA Inc 0% 3/25/2026	4.12	21,400,000	21,335,990
HCA Inc 0% 3/26/2026	4.11	2,000,000	1,993,785
HCA Inc 0% 3/3/2026	6.24	2,600,000	2,592,829
HCA Inc 0% 3/31/2026	4.13	3,300,000	3,287,809
HCA Inc 0% 5/11/2026	4.24	10,800,000	10,708,363
HCA Inc 0% 5/13/2026	4.30	14,500,000	14,373,579
Humana Inc 0% 3/12/2026	3.86	6,700,000	6,690,798
Humana Inc 0% 3/13/2026	3.87	2,400,000	2,396,446
Humana Inc 0% 3/16/2026	3.87 to 3.91	8,400,000	8,384,851
Humana Inc 0% 3/2/2026	3.87	7,900,000	7,897,519
Humana Inc 0% 3/27/2026	3.89	6,500,000	6,480,632
Humana Inc 0% 3/30/2026	3.90	6,700,000	6,679,729
Humana Inc 0% 3/9/2026	3.87	1,500,000	1,498,420
Imperial Brands Finance PLC yankee 0% 3/12/2026	3.87 to 3.90	16,400,000	16,377,139
Imperial Brands Finance PLC yankee 0% 3/26/2026	3.90	3,500,000	3,489,837
Imperial Brands Finance PLC yankee 0% 3/4/2026	3.87	8,800,000	8,795,309
Intuit Inc 0% 3/3/2026	3.88	14,600,000	14,593,848
JTI Financial Services North America LLC 0% 3/20/2026	3.86	10,400,000	10,377,648
JTI Financial Services North America LLC 0% 3/23/2026	3.86	6,900,000	6,883,058
JTI Financial Services North America LLC 0% 3/4/2026	3.87	13,400,000	13,393,101
Keurig Dr Pepper Inc 0% 3/11/2026	3.86	6,100,000	6,092,337
Keurig Dr Pepper Inc 0% 3/18/2026	3.88	14,600,000	14,570,610
Keurig Dr Pepper Inc 0% 3/19/2026	3.87	5,900,000	5,887,465
Keurig Dr Pepper Inc 0% 3/24/2026	3.88	2,437,000	2,430,513
Keurig Dr Pepper Inc 0% 3/25/2026	3.88	10,200,000	10,171,772
Keurig Dr Pepper Inc 0% 3/5/2026	3.87	8,500,000	8,494,682
ONEOK Inc 0% 3/25/2026	3.88	2,200,000	2,193,816
ONEOK Inc 0% 3/26/2026	3.89	1,800,000	1,794,746
Phillips 66 0% 3/20/2026	3.87	7,700,000	7,682,643
Rogers Communications Inc/Ontario yankee 0% 3/13/2026	3.92 to 3.95	5,800,000	5,791,897
Rogers Communications Inc/Ontario yankee 0% 3/19/2026	3.94	300,000	299,350
S&P Global Inc 0% 3/16/2026	3.86	11,500,000	11,479,260
Sempra 0% 3/16/2026	3.86	6,000,000	5,989,151
Southern California Edison Co 0% 3/2/2026	4.26	12,800,000	12,795,761
Southern California Edison Co 0% 3/3/2026	4.22	6,300,000	6,297,217
Targa Resources Corp 0% 3/4/2026	3.90	16,900,000	16,890,930
Targa Resources Corp 0% 3/5/2026	3.88	3,200,000	3,197,937
Targa Resources Corp 0% 5/1/2026	3.99	6,600,000	6,554,840
TELUS Corp yankee 0% 5/20/2026	4.09	2,500,000	2,476,482
TOTAL COMMERCIAL PAPER (Cost $503,441,827)			503,333,435

U.S. Treasury Obligations - 14.4%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/10/2026 (d)(i)	3.64 to 3.82	1,514,000	1,512,780
US Treasury Bills 0% 3/24/2026 (i)	3.77 to 3.79	84,000	83,813
US Treasury Bills 0% 3/31/2026 (i)	3.66 to 3.71	1,128,000	1,124,702
US Treasury Bills 0% 4/14/2026 (i)	3.56	95,000	94,588
US Treasury Bills 0% 4/21/2026 (i)	3.58 to 3.65	14,995,000	14,919,608
US Treasury Bills 0% 4/23/2026 (i)	3.62	300,000	298,436
US Treasury Bills 0% 4/28/2026 (i)	3.55 to 3.59	880,000	874,946
US Treasury Bills 0% 4/7/2026 (d)(i)	3.56 to 3.65	44,151,000	43,990,787
US Treasury Bills 0% 5/19/2026	3.61	1,325,000	1,314,743
US Treasury Bills 0% 5/26/2026 (i)	3.62	1,665,000	1,650,975
US Treasury Bills 0% 5/5/2026 (i)	3.56	300,000	298,091
US Treasury Bills 0% 6/9/2026	3.63 to 3.64	4,028,000	3,988,310
US Treasury Bills 0% 8/6/2026	3.57	120,000,000	118,157,867
US Treasury Bonds 1.125% 5/15/2040	3.95 to 4.62	12,872,200	8,449,393
US Treasury Bonds 1.125% 8/15/2040	4.41 to 4.55	9,163,400	5,955,852
US Treasury Bonds 1.25% 5/15/2050	4.40 to 4.58	5,230,000	2,620,516
US Treasury Bonds 1.375% 11/15/2040	4.42 to 4.68	10,280,200	6,902,592
US Treasury Bonds 1.375% 8/15/2050	4.76 to 4.87	11,453,000	5,895,611
US Treasury Bonds 1.625% 11/15/2050	4.20 to 5.04	141,541,700	77,665,479
US Treasury Bonds 1.75% 8/15/2041	3.94 to 4.85	32,695,400	22,825,476
US Treasury Bonds 1.875% 11/15/2051	4.48 to 4.81	14,632,400	8,446,210
US Treasury Bonds 1.875% 2/15/2041	4.48	638,700	461,086
US Treasury Bonds 1.875% 2/15/2051	4.05 to 5.00	39,961,000	23,320,990
US Treasury Bonds 2% 11/15/2041	3.81 to 4.70	47,468,000	34,251,129
US Treasury Bonds 2% 2/15/2050	3.93 to 4.97	66,885,000	40,904,358
US Treasury Bonds 2% 8/15/2051	4.07 to 4.88	53,868,000	32,211,381
US Treasury Bonds 2.25% 2/15/2052	2.48 to 4.65	75,197,300	47,571,105
US Treasury Bonds 2.25% 5/15/2041	4.01 to 4.66	44,317,300	33,667,299
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	570,000	389,937
US Treasury Bonds 2.25% 8/15/2049	3.77 to 5.11	124,637,000	81,330,511
US Treasury Bonds 2.375% 2/15/2042	4.58 to 4.90	32,681,000	24,842,132
US Treasury Bonds 2.375% 5/15/2051	2.40 to 4.96	122,368,700	80,333,140
US Treasury Bonds 2.5% 2/15/2045	4.04 to 4.73	10,974,500	8,055,112
US Treasury Bonds 2.75% 11/15/2047	4.43 to 4.73	6,944,000	5,133,949
US Treasury Bonds 2.75% 8/15/2047	4.28 to 4.42	8,730,000	6,473,500
US Treasury Bonds 2.875% 5/15/2049	4.17 to 4.99	10,053,000	7,487,522
US Treasury Bonds 2.875% 5/15/2052	3.16 to 3.45	154,200,000	112,047,984
US Treasury Bonds 3% 11/15/2044	4.51 to 5.06	46,910,000	37,559,151
US Treasury Bonds 3% 2/15/2047	4.38 to 4.91	9,789,000	7,641,920
US Treasury Bonds 3% 2/15/2048	4.42 to 4.73	33,151,500	25,595,289
US Treasury Bonds 3% 5/15/2042	4.54 to 4.67	990,000	822,318
US Treasury Bonds 3% 5/15/2045	4.91	4,210,000	3,352,870
US Treasury Bonds 3% 5/15/2047	4.44 to 4.73	4,722,000	3,675,044
US Treasury Bonds 3% 8/15/2048	4.29 to 4.91	7,662,500	5,885,758
US Treasury Bonds 3% 8/15/2052	3.84 to 3.94	994,000	740,451
US Treasury Bonds 3.125% 11/15/2041	3.99 to 4.20	4,804,100	4,094,557
US Treasury Bonds 3.125% 5/15/2048	4.17 to 4.73	2,553,000	2,011,086
US Treasury Bonds 3.125% 8/15/2044	4.45 to 4.73	3,222,000	2,639,145
US Treasury Bonds 3.25% 5/15/2042	4.53 to 4.95	140,720,000	120,975,225
US Treasury Bonds 3.375% 11/15/2048 (e)	4.19 to 4.88	22,847,000	18,732,755
US Treasury Bonds 3.375% 5/15/2044	5.03	3,476,000	2,966,006
US Treasury Bonds 3.375% 8/15/2042	4.68	610,000	531,509
US Treasury Bonds 3.625% 2/15/2053 (e)	4.39 to 5.06	101,636,000	85,318,657
US Treasury Bonds 3.625% 5/15/2053	4.87 to 4.88	64,500,000	54,111,973
US Treasury Bonds 3.625% 8/15/2043	4.01 to 4.87	90,638,200	80,738,809
US Treasury Bonds 3.75% 11/15/2043	4.02 to 4.25	3,648,600	3,297,850
US Treasury Bonds 3.75% 8/15/2041	4.45 to 4.63	19,216,000	17,825,843
US Treasury Bonds 3.875% 2/15/2043	4.34 to 4.66	10,713,000	9,925,427
US Treasury Bonds 4% 11/15/2042	3.84 to 4.75	13,871,700	13,084,915
US Treasury Bonds 4% 11/15/2052	4.11 to 5.14	172,445,000	154,931,055
US Treasury Bonds 4.125% 8/15/2044	4.23 to 4.63	19,270,600	18,249,860
US Treasury Bonds 4.125% 8/15/2053	4.36 to 5.01	78,100,600	71,648,148
US Treasury Bonds 4.25% 2/15/2054	4.62 to 4.81	37,800,000	35,409,445
US Treasury Bonds 4.25% 8/15/2054	4.47 to 4.62	101,653,000	95,244,096
US Treasury Bonds 4.375% 5/15/2041	4.61 to 4.64	7,840,000	7,846,431
US Treasury Bonds 4.375% 8/15/2043	4.64 to 4.75	72,155,000	70,974,025
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.95	55,569,100	54,288,406
US Treasury Bonds 4.5% 2/15/2044 (d)	4.94	1,940,000	1,933,862
US Treasury Bonds 4.5% 8/15/2039	4.23 to 4.52	4,348,000	4,461,965
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.97	24,330,000	24,559,044
US Treasury Bonds 4.625% 11/15/2045	4.64 to 4.82	64,030,000	64,450,197
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.88	43,605,000	43,530,054
US Treasury Bonds 4.625% 2/15/2055	4.73 to 4.89	32,728,000	32,641,068
US Treasury Bonds 4.625% 5/15/2044	4.66 to 4.78	10,900,000	11,023,902
US Treasury Bonds 4.625% 5/15/2054	4.52 to 5.01	76,741,000	76,495,189
US Treasury Bonds 4.75% 11/15/2043	4.57 to 4.95	13,934,000	14,342,223
US Treasury Bonds 4.75% 11/15/2053	4.40 to 4.81	42,670,000	43,360,054
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.71	105,241,000	107,247,157
US Treasury Bonds 4.75% 5/15/2055	4.64 to 5.08	27,126,100	27,606,105
US Treasury Bonds 4.75% 8/15/2055	4.81 to 4.94	42,370,000	43,144,577
US Treasury Bonds 4.875% 8/15/2045	4.84 to 4.91	48,027,000	49,955,584
US Treasury Bonds 6.25% 5/15/2030 (e)(i)	4.41 to 4.46	2,860,000	3,167,338
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051 (d)(e)	2.06 to 2.35	49,289,328	27,966,632
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052 (d)(e)	2.36 to 2.40	5,587,632	3,100,146
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054 (d)(e)	1.91 to 2.15	91,439,208	85,376,878
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	8,359,373	8,242,585
US Treasury Notes 0.375% 9/30/2027	4.15 to 4.50	4,571,000	4,358,877
US Treasury Notes 0.5% 5/31/2027	4.15 to 4.53	15,788,000	15,218,769
US Treasury Notes 0.5% 8/31/2027	3.87 to 4.51	21,311,000	20,407,780
US Treasury Notes 0.625% 7/31/2026	4.20 to 4.66	1,664,000	1,643,428
US Treasury Notes 1.125% 10/31/2026 (e)	4.22 to 4.46	8,797,500	8,652,602
US Treasury Notes 1.125% 8/31/2028	3.83 to 4.23	2,215,000	2,096,117
US Treasury Notes 1.25% 11/30/2026	1.23 to 4.74	73,090,000	71,838,334
US Treasury Notes 1.25% 3/31/2028	3.90 to 4.22	2,036,400	1,949,773
US Treasury Notes 1.25% 5/31/2028	4.37	3,547,000	3,384,198
US Treasury Notes 1.25% 9/30/2028	4.20	3,299,000	3,125,931
US Treasury Notes 1.375% 10/31/2028	3.49 to 3.63	76,870,000	72,960,439
US Treasury Notes 1.5% 11/30/2028	3.03 to 4.47	53,755,000	51,111,346
US Treasury Notes 1.5% 2/15/2030	4.13 to 4.38	4,824,000	4,479,159
US Treasury Notes 1.875% 2/28/2027	4.15 to 4.58	5,213,000	5,129,063
US Treasury Notes 2.25% 8/15/2027	3.88 to 4.19	10,019,000	9,849,538
US Treasury Notes 2.375% 3/31/2029	3.90 to 4.94	10,054,300	9,753,849
US Treasury Notes 2.75% 5/31/2029	3.59 to 4.34	86,150,000	84,400,078
US Treasury Notes 2.75% 7/31/2027	3.87 to 4.77	49,915,000	49,435,348
US Treasury Notes 2.75% 8/15/2032	3.79 to 4.53	58,398,000	55,279,638
US Treasury Notes 2.875% 4/30/2029	3.82 to 4.23	4,072,000	4,007,421
US Treasury Notes 2.875% 5/15/2028	2.00 to 3.99	93,050,000	92,043,170
US Treasury Notes 2.875% 5/15/2032	4.10 to 4.33	4,230,000	4,045,929
US Treasury Notes 3.125% 8/31/2029	4.26 to 4.65	26,356,600	26,090,975
US Treasury Notes 3.25% 6/30/2029	4.18 to 4.68	3,150,100	3,133,611
US Treasury Notes 3.375% 11/30/2027	3.59	9,345,000	9,339,159
US Treasury Notes 3.375% 2/29/2028	3.38 to 3.41	92,860,000	92,838,236
US Treasury Notes 3.375% 5/15/2033	4.26 to 4.89	41,033,000	40,079,303
US Treasury Notes 3.375% 9/15/2028	3.62	744,000	743,738
US Treasury Notes 3.5% 1/15/2029	3.59 to 3.65	20,610,000	20,672,796
US Treasury Notes 3.5% 1/31/2030	4.03	10,480,000	10,495,556
US Treasury Notes 3.5% 2/15/2029	3.46 to 3.56	97,262,000	97,565,944
US Treasury Notes 3.5% 2/15/2033	3.37 to 4.32	198,650,000	195,926,322
US Treasury Notes 3.5% 2/28/2031	3.51 to 3.55	264,035,000	263,828,723
US Treasury Notes 3.625% 12/31/2030	3.83 to 3.84	43,590,000	43,790,923
US Treasury Notes 3.625% 5/31/2028	4.16 to 4.42	9,741,000	9,790,085
US Treasury Notes 3.625% 8/31/2029	3.57 to 3.66	41,962,300	42,224,564
US Treasury Notes 3.625% 9/30/2030	3.75 to 3.78	86,900,000	87,344,684
US Treasury Notes 3.625% 9/30/2031	3.97 to 4.23	67,794,000	67,907,873
US Treasury Notes 3.75% 1/31/2031	3.62 to 3.85	7,300,000	7,374,141
US Treasury Notes 3.75% 10/31/2032	3.88 to 3.90	80,300,000	80,525,844
US Treasury Notes 3.75% 11/30/2032	3.87 to 3.93	52,250,000	52,390,830
US Treasury Notes 3.75% 12/31/2030	4.10 to 4.29	36,000	36,356
US Treasury Notes 3.75% 2/28/2033	3.71 to 3.75	134,180,000	134,410,622
US Treasury Notes 3.75% 4/15/2028	3.92	1,321,000	1,330,598
US Treasury Notes 3.75% 5/15/2028	4.03	77,000	77,581
US Treasury Notes 3.75% 6/30/2030	3.93 to 4.04	81,200,000	82,046,891
US Treasury Notes 3.75% 8/31/2031	3.74 to 4.31	1,279,000	1,289,492
US Treasury Notes 3.875% 11/30/2027	4.19 to 4.82	8,522,000	8,587,912
US Treasury Notes 3.875% 3/15/2028	3.96	459,000	463,375
US Treasury Notes 3.875% 8/15/2033 (e)	3.83 to 4.91	61,741,000	62,189,587
US Treasury Notes 3.875% 8/15/2034	3.82 to 4.43	136,080,000	136,277,901
US Treasury Notes 3.875% 8/31/2032	3.77 to 3.94	50,990,000	51,551,686
US Treasury Notes 4% 1/31/2031	4.08 to 4.29	125,000	127,627
US Treasury Notes 4% 1/31/2033	3.79 to 4.06	49,013,000	49,855,411
US Treasury Notes 4% 11/15/2035	4.14 to 4.28	107,530,000	107,916,436
US Treasury Notes 4% 2/29/2028	3.69	3,359,000	3,397,707
US Treasury Notes 4% 6/30/2032	4.04 to 4.21	2,200,000	2,241,422
US Treasury Notes 4% 7/31/2030	4.20 to 4.29	130,000	132,681
US Treasury Notes 4% 7/31/2032	4.12 to 4.14	42,900,000	43,695,996
US Treasury Notes 4.125% 10/31/2027	4.14 to 4.83	2,393,000	2,419,828
US Treasury Notes 4.125% 10/31/2031 (d)(e)	4.17 to 4.26	52,500,000	53,898,633
US Treasury Notes 4.125% 11/30/2031	4.22 to 4.55	33,481,000	34,371,647
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.17	56,233,000	56,979,845
US Treasury Notes 4.125% 3/31/2029	4.61 to 4.67	10,900,000	11,129,070
US Treasury Notes 4.125% 3/31/2031	4.22 to 4.70	46,000	47,234
US Treasury Notes 4.125% 7/31/2031	3.75 to 4.17	232,900,000	239,239,422
US Treasury Notes 4.25% 11/15/2034	4.44 to 4.62	158,209,500	162,541,721
US Treasury Notes 4.25% 11/30/2026	4.01	11,817,300	11,872,971
US Treasury Notes 4.25% 2/15/2028	3.46 to 4.29	22,983,000	23,352,819
US Treasury Notes 4.25% 2/28/2031	3.53 to 4.57	78,520,000	81,071,900
US Treasury Notes 4.25% 5/15/2035	3.91 to 4.59	27,210,000	27,908,319
US Treasury Notes 4.25% 6/30/2031	4.06 to 4.42	7,542,400	7,791,947
US Treasury Notes 4.25% 8/15/2035	4.15 to 4.35	117,794,000	120,720,445
US Treasury Notes 4.375% 12/15/2026	4.04	3,153,800	3,173,536
US Treasury Notes 4.375% 7/15/2027	3.59 to 4.23	45,460,000	46,017,731
US Treasury Notes 4.375% 8/31/2028	3.81	12,335,000	12,624,102
US Treasury Notes 4.5% 11/15/2033	4.27 to 4.63	175,900,000	184,262,121
US Treasury Notes 4.5% 12/31/2031	4.10 to 4.50	53,161,600	55,614,094
US Treasury Notes 4.5% 5/15/2027	4.15 to 4.61	4,760,000	4,815,967
US Treasury Notes 4.5% 7/15/2026	3.98 to 4.24	10,019,000	10,049,981
US Treasury Notes 4.625% 10/15/2026	4.15 to 5.01	4,586,000	4,613,624
US Treasury Notes 4.625% 2/15/2035 (d)(e)	4.09 to 4.53	49,585,000	52,319,920
US Treasury Notes 4.625% 3/15/2026	3.71 to 4.28	7,341,000	7,343,147
US Treasury Notes 4.625% 6/15/2027	4.59	3,477,000	3,526,982
US Treasury Notes 4.625% 9/30/2028	4.19 to 4.85	95,000	97,891
US Treasury Notes 4.625% 9/30/2030	3.97 to 4.65	56,145,000	58,783,377
US Treasury Notes 4.75% 2/15/2045	4.67 to 4.87	9,310,000	9,542,750
US Treasury Notes 4.875% 10/31/2030 (e)	4.73 to 4.91	109,029,600	115,383,981
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.24	16,650,081	17,001,789
US Treasury Strip Coupon 0% 11/15/2033 (r)(t)	3.84 to 4.15	2,471,933	1,839,826
US Treasury Strip Coupon 0% 11/15/2041 (r)(t)	4.42 to 4.78	19,370,000	9,337,560
US Treasury Strip Coupon 0% 11/15/2042 (r)(t)	4.47	229,800	104,531
US Treasury Strip Coupon 0% 11/15/2043 (r)(t)	4.21 to 4.45	1,570,738	675,317
US Treasury Strip Coupon 0% 11/15/2045 (r)(t)	4.53	4,155,000	1,602,397
US Treasury Strip Coupon 0% 2/15/2042 (r)(t)	4.15 to 4.80	9,703,646	4,625,546
US Treasury Strip Coupon 0% 2/15/2045 (r)(t)	4.85 to 5.06	36,190,000	14,524,182
US Treasury Strip Coupon 0% 5/15/2031 (r)(t)	4.48 to 4.49	9,460,000	7,847,342
US Treasury Strip Coupon 0% 5/15/2039 (e)(r)(t)	3.74 to 5.45	33,625,000	18,719,475
US Treasury Strip Coupon 0% 5/15/2040 (r)(t)	4.70	4,427,000	2,330,258
US Treasury Strip Coupon 0% 5/15/2041 (d)(r)(t)	2.12 to 2.38	38,705,000	19,270,828
US Treasury Strip Coupon 0% 5/15/2042 (r)(t)	4.41	557,284	261,409
US Treasury Strip Coupon 0% 5/15/2043 (r)(t)	4.80 to 4.83	5,080,000	2,249,136
US Treasury Strip Coupon 0% 5/15/2044 (r)(t)	2.36 to 5.08	15,200,000	6,360,421
US Treasury Strip Coupon 0% 8/15/2039 (r)(t)	3.73 to 4.29	8,745,000	4,800,186
US Treasury Strip Coupon 0% 8/15/2040 (r)(t)	1.89 to 4.39	28,492,494	14,769,920
US Treasury Strip Coupon 0% 8/15/2041 (r)(t)	3.28 to 4.39	5,739,205	2,821,889
US Treasury Strip Coupon 0% 8/15/2042 (r)(t)	4.78 to 4.99	31,235,000	14,438,135
US Treasury Strip Coupon 0% 8/15/2043 (r)(t)	5.10	2,745,000	1,197,460
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,506,593,662)			6,507,430,481

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	3.70	213,581,140	213,623,857
Fidelity Investments Money Market Government Portfolio - Institutional Class (x)(Aa)	3.59	34,677,195	34,677,195
Fidelity Securities Lending Cash Central Fund (b)(z)	3.69	69,487,803	69,494,751
State Street Institutional U.S. Government Money Market Fund Premier Class (Aa)	3.63	457,003,271	457,003,271
TOTAL MONEY MARKET FUNDS (Cost $774,795,428)			774,799,074

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	7,700,000	220,822
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,500,000	63,229
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	6,850,000	180,433
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	6,340,000	166,416
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	7,000,000	189,002
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	7,140,000	49,561
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	16,240,000	143,863
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	8,310,000	156,509
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	8,600,000	264,298
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	2,920,000	23,888
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.55% and receive annually a floating rate based on US SOFR Index, expiring May 2056	4/2026	12,838,000	44,488
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	1,200,000	6,928
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	12,100,000	148,152
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	1,800,000	23,642
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.973% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/2031	2,300,000	72,719

TOTAL PUT SWAPTIONS			1,753,950
Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	7,700,000	237,961
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	2,500,000	92,470
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	6,850,000	263,237
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	6,340,000	244,321
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	7,000,000	260,647
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	7,140,000	217,652
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	16,240,000	470,884
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	8,310,000	155,989
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	8,600,000	282,975
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	2,920,000	34,038
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.865% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	1,200,000	38,116
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	12,100,000	539,112
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	1,800,000	76,933
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.973% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/2031	2,300,000	79,674

TOTAL CALL SWAPTIONS			2,994,009
TOTAL PURCHASED SWAPTIONS (Cost $5,983,374)			4,747,959

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/CAD Cross Currency Contracts	Morgan Stanley & Co International PLC	1,160,981	1,160,981	1.37	2/2026	0

						0
Put Options
USD/CAD Cross Currency Contracts	Morgan Stanley & Co International PLC	1,160,981	1,160,981	1.34	2/2026	0

						0
TOTAL PURCHASED OPTIONS (Cost $7,181)						0

TOTAL INVESTMENT IN SECURITIES - 116.0% (Cost $53,063,950,782)	52,312,089,499
NET OTHER ASSETS (LIABILITIES) - (16.0)%	(7,224,247,907)
NET ASSETS - 100.0%	45,087,841,592

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(56,029,000)	(47,458,238)
Ginnie Mae II Pool 2.5% 3/1/2056	(18,239,000)	(16,091,179)
Ginnie Mae II Pool 3% 3/1/2056	(115,000)	(105,447)
Ginnie Mae II Pool 3.5% 3/1/2056	(25,354,000)	(23,787,204)
Ginnie Mae II Pool 4% 3/1/2056	(13,854,000)	(13,325,275)
Ginnie Mae II Pool 4% 4/1/2056	(6,900,000)	(6,633,973)
Ginnie Mae II Pool 4.5% 3/1/2056	(48,850,000)	(48,258,676)
Ginnie Mae II Pool 4.5% 4/1/2056	(7,225,000)	(7,128,793)
Ginnie Mae II Pool 5% 3/1/2056	(72,156,000)	(72,409,672)
Ginnie Mae II Pool 5.5% 3/1/2056	(194,762,000)	(197,269,736)
Ginnie Mae II Pool 6% 3/1/2056	(172,794,000)	(176,299,195)
Ginnie Mae II Pool 6.5% 3/1/2056	(31,062,000)	(32,281,075)
Uniform Mortgage Backed Securities 2% 3/1/2041	(204,000)	(190,039)
Uniform Mortgage Backed Securities 2% 3/1/2056	(111,844,000)	(92,625,186)
Uniform Mortgage Backed Securities 2.5% 3/1/2041	(64,000)	(61,000)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(3,658,000)	(3,167,742)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(3,350,000)	(2,901,152)
Uniform Mortgage Backed Securities 3% 3/1/2041	(34,000)	(32,915)
Uniform Mortgage Backed Securities 3% 3/1/2056	(8,661,000)	(7,831,777)
Uniform Mortgage Backed Securities 3% 4/1/2056	(3,000,000)	(2,711,602)
Uniform Mortgage Backed Securities 3.5% 3/1/2041	(36,000)	(35,204)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(139,859,000)	(131,806,184)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(900,000)	(847,828)
Uniform Mortgage Backed Securities 4% 3/1/2041	(10,000)	(9,911)
Uniform Mortgage Backed Securities 4% 3/1/2056	(267,660,000)	(260,163,432)
Uniform Mortgage Backed Securities 4% 4/1/2056	(50,000,000)	(48,458,985)
Uniform Mortgage Backed Securities 4.5% 3/1/2041	(86,000)	(86,339)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(300,096,000)	(296,743,357)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(5,700,000)	(5,631,867)
Uniform Mortgage Backed Securities 5% 3/1/2041	(69,700,000)	(70,759,112)
Uniform Mortgage Backed Securities 5% 3/1/2056	(582,667,436)	(585,307,618)
Uniform Mortgage Backed Securities 5% 4/1/2056	(7,875,000)	(7,902,686)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(728,505,000)	(740,229,414)
Uniform Mortgage Backed Securities 6% 3/1/2056	(129,823,000)	(133,164,930)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(36,313,000)	(37,710,202)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,069,426,945)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,055,932,214)		(3,069,426,945)

Written Swaptions
	Expiration Date	Notional Amount		Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.25% and receive annually a floating rate based on US SOFR Index, expiring May 2056	4/2026		12,838,000	(10,512)
Option on an interest rate swap with Goldman Sachs International to pay annually a fixed rate of 4.3% and receive annually a floating rate based on Sonia O/N Deposit Rates Swap, expiring April 2056	4/2026	GBP	1,025,900	(13,775)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.775% and pay annually a floating rate based on US SOFR Index, expiring March 2036	2/2026		7,200,000	(144,725)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.14% and receive annually a floating rate based on US SOFR Index, expiring February 2038	2/2028		18,584,000	(984,517)

TOTAL PUT SWAPTIONS				(1,153,529)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.015% and pay annually a floating rate based on US SOFR Index, expiring March 2036	2/2026		7,200,000	(1)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.14% and receive annually a floating rate based on US SOFR Index, expiring February 2038	2/2028		18,584,000	(402,051)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	6/2026		25,800,000	(34,839)

TOTAL CALL SWAPTIONS				(436,891)
TOTAL WRITTEN SWAPTIONS				(1,590,420)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	1	6/2026	78,539	(31)
ASX 10Y Australia Treasury Bond Contracts (Australia)	1,471	3/2026	115,751,213	1,017,777
ASX 3Y Australia Treasury Bond Contracts (Australia)	228	3/2026	17,031,517	(14,168)
CBOT 10Y US Treasury Notes Contracts (United States)	9,046	6/2026	1,029,265,188	6,649,151
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2,038	6/2026	237,840,969	1,412,333
CBOT 2Y US Treasury Notes Contracts (United States)	5,038	6/2026	1,054,122,781	1,444,288
CBOT 5Y US Treasury Notes Contracts (United States)	2,560	6/2026	281,900,000	1,065,636
CBOT US Treasury Long Bond Contracts (United States)	470	6/2026	55,650,938	431,117
CBOT US Treasury Ultra Bond Contracts (United States)	1,766	6/2026	214,679,375	2,264,088
Eurex Euro-Bund Contracts (Germany)	128	3/2026	19,696,610	140,928
Eurex Euro-Schatz Contracts (Germany)	57	3/2026	7,208,599	12,464
ICE Long GILT Futures (United Kingdom)	36	6/2026	4,544,923	37,361
ICE Long GILT Futures (United Kingdom)	10	3/2026	1,264,096	18,176
The Montreal Exchange / Bourse DE Montreal Canadian Government Contracts (Canada)	71	6/2026	6,393,930	21,876

TOTAL LONG				14,500,996

SHORT

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	(236)	3/2026	(18,570,555)	(281,207)
ASX 3Y Australia Treasury Bond Contracts (Australia)	(64)	3/2026	(4,780,777)	10,915
CBOT 10Y US Treasury Notes Contracts (United States)	(245)	6/2026	(27,876,406)	(109,986)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(71)	6/2026	(8,285,922)	(80,767)
CBOT 5Y US Treasury Notes Contracts (United States)	(1,076)	6/2026	(118,486,094)	(447,302)
CBOT US Treasury Ultra Bond Contracts (United States)	(26)	6/2026	(3,160,625)	(38,274)
Eurex Euro-Bobl Contracts (Germany)	(67)	3/2026	(9,298,979)	(50,051)
Eurex Euro-Bund Contracts (Germany)	(46)	3/2026	(7,078,469)	(100,962)
Eurex Euro-Buxl Contracts (Germany)	(17)	3/2026	(2,287,129)	(42,302)
Eurex Euro-Schatz Contracts (Germany)	(148)	3/2026	(18,717,064)	(31,384)
ICE Long GILT Futures (United Kingdom)	(42)	6/2026	(5,302,410)	(77,006)
ICE Long GILT Futures (United Kingdom)	(10)	3/2026	(1,264,096)	(18,193)

TOTAL SHORT				(1,266,519)

TOTAL FUTURES CONTRACTS				13,234,477
The notional amount of long futures as a percentage of Net Assets is 6.6%.
The notional amount of short futures as a percentage of Net Assets is 0.3%.

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	299	34,020,594	114.00	3/2026	(149,500)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	157	17,863,656	114.25	3/2026	(66,234)
USD/BRL Cross Currency Contracts	Bank of America NA	1,643,762	1,643,762	5.65	5/2026	(6,028)
USD/ZAR Cross Currency Contracts	Bank of America NA	1,644,000	1,644,000	16.74	5/2026	(11,490)
USD/MXN Cross Currency Contracts	Morgan Stanley & Co International PLC	1,643,762	1,643,762	18.05	5/2026	(8,149)
EUR/USD Cross Currency Contracts	Bank of America NA	1,800,349	1,800,349	1.22	2/2026	0

						(241,401)
Put Options
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	188	21,390,875	112.00	3/2026	(8,813)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	111	12,629,719	111.50	3/2026	(1,734)
Chicago Board of Trade US Treasury Notes Contracts (United States)	Chicago Board of Trade	157	17,863,656	112.25	3/2026	(9,813)
USD/ZAR Cross Currency Contracts	Bank of America NA	1,644,000	1,644,000	15.50	5/2026	(8,691)
USD/BRL Cross Currency Contracts	Bank of America NA	1,643,762	1,643,762	5.15	5/2026	(23,332)
USD/IDR Cross Currency Contracts	Bank of America NA	1,233,000	1,233,000	16,400.00	5/2026	(1,981)
USD/COP Cross Currency Contracts	Bank of America NA	821,000	821,000	3,520.00	5/2026	(1,773)
USD/MXN Cross Currency Contracts	Morgan Stanley & Co International PLC	1,643,762	1,643,762	16.95	5/2026	(9,443)
USD/CAD Cross Currency Contracts	Bank of America NA	3,317,088	3,317,088	1.34	2/2026	0

						(65,580)
TOTAL WRITTEN OPTIONS						(306,981)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,515,000	USD	1,068,596	Morgan Stanley	3/2026	9,554
AUD	191,000	USD	135,827	Societe Generale SA	3/2026	98
AUD	43,792,000	USD	31,166,858	State Street Bank & Trust Co	3/2026	(2,281)
AUD	382,679	USD	265,374	Citibank NA	4/2026	6,926
AUD	311,882	USD	218,136	Citibank NA	4/2026	3,787
BRL	241,026	USD	43,268	Goldman Sachs Bank USA	3/2026	3,748
BRL	1,958,280	USD	365,139	Goldman Sachs International	3/2026	15,286
BRL	3,934,727	USD	752,000	Goldman Sachs International	3/2026	12,379
BRL	3,925,641	USD	751,500	Goldman Sachs International	3/2026	11,114
BRL	69,204,280	USD	12,837,717	Goldman Sachs Bank USA	4/2026	550,873
BRL	59,880,710	USD	10,458,051	Goldman Sachs Bank USA	4/2026	1,126,756
BRL	325,000,000	USD	57,875,523	JPMorgan Chase Bank NA	4/2026	5,000,524
CAD	144,000	USD	105,618	BNP Paribas SA	3/2026	(50)
CAD	19,969	USD	14,606	Bank of America NA	3/2026	34
CAD	24,850,445	USD	18,153,587	Bank of America NA	3/2026	64,547
CAD	268,659	USD	198,699	Bank of America NA	3/2026	(1,742)
CLP	386,770,000	USD	448,944	JPMorgan Chase Bank NA	3/2026	(5,792)
CLP	395,020,000	USD	454,673	Morgan Stanley & Co International PLC	3/2026	(2,068)
COP	5,210,460,000	USD	1,409,909	BTIG LLC (GB)	3/2026	(26,990)
COP	2,572,975,500	USD	697,000	JPMorgan Chase Bank NA	3/2026	(14,101)
COP	22,033,430,085	USD	5,979,221	State Street Bank & Trust Co	3/2026	(131,284)
CZK	10,660,000	USD	520,700	BTIG LLC (GB)	3/2026	(815)
CZK	23,700,000	USD	1,147,984	JPMorgan Chase Bank NA	3/2026	7,857
EGP	21,960,000	USD	456,549	Societe Generale SA	3/2026	(4,517)
EUR	2,000	USD	2,359	STANDARD CHARTERED BANK	3/2026	4
EUR	156,701,623	USD	185,001,936	BNP Paribas SA	3/2026	156,701
EUR	305,890	USD	361,657	Bank of America NA	3/2026	(217)
EUR	76,517,588	USD	90,329,013	Barclays Bank PLC	3/2026	84,169
EUR	682,000	USD	805,749	Goldman Sachs Bank USA	3/2026	102
EUR	3,590,000	USD	4,262,739	JPMorgan Chase Bank NA	3/2026	(20,795)
EUR	250,377	USD	299,711	State Street Bank & Trust Co	3/2026	(3,865)
EUR	20,000	USD	23,811	Goldman Sachs Bank USA	4/2026	(117)
EUR	110,000	USD	130,395	JPMorgan Chase Bank NA	4/2026	(79)
EUR	168,000	USD	198,908	Royal Bank of Canada	4/2026	121
GBP	217,000	USD	293,096	BNP Paribas SA	3/2026	(656)
GBP	70,738,334	USD	95,666,805	Barclays Bank PLC	3/2026	(336,290)
GBP	5,170,993	USD	6,990,833	JPMorgan Chase Bank NA	3/2026	(22,144)
GBP	795,000	USD	1,089,729	Morgan Stanley	3/2026	(18,347)
GBP	261,000	USD	352,105	Morgan Stanley & Co International PLC	3/2026	(368)
HUF	98,370,000	USD	305,066	BTIG LLC (GB)	3/2026	3,063
HUF	146,320,000	USD	454,946	BTIG LLC (GB)	3/2026	3,380
IDR	9,360,400,000	USD	556,699	BTIG LLC (GB)	3/2026	1,283
IDR	12,000,000,000	USD	714,367	Bank of America NA	3/2026	965
IDR	11,702,544,000	USD	696,000	JPMorgan Chase Bank NA	3/2026	1,600
INR	150,000,000	USD	1,628,792	Bank of America NA	3/2026	17,535
JPY	1,183,296	USD	7,590	Bank of America NA	3/2026	(13)
JPY	13,110,636	USD	84,021	Morgan Stanley	3/2026	(67)
JPY	137,192,320	USD	878,273	State Street Bank & Trust Co	3/2026	236
JPY	512,302,113	USD	3,314,289	Morgan Stanley & Co International PLC	3/2026	(29,379)
KRW	1,068,586,427	USD	738,051	BNP Paribas SA	3/2026	4,369
KRW	6,760,372,622	USD	4,660,269	Goldman Sachs Bank USA	3/2026	36,622
MXN	1,603	USD	87	JPMorgan Chase Bank NA	3/2026	6
MXN	7,650,000	USD	439,963	Bank of America NA	3/2026	3,584
MXN	1,531,414	USD	83,273	Bank of America NA	3/2026	5,518
MXN	13,040,000	USD	749,396	JPMorgan Chase Bank NA	3/2026	6,663
MXN	13,396,662	USD	779,000	Morgan Stanley	3/2026	(2,261)
MYR	4,170,000	USD	1,058,509	BTIG LLC (GB)	3/2026	13,615
PEN	6,453,780	USD	1,923,000	Deutsche Bank AG	3/2026	86
PLN	4,960,000	USD	1,388,085	BTIG LLC (GB)	3/2026	(12)
PLN	3,220,000	USD	909,106	BTIG LLC (GB)	3/2026	(7,978)
THB	19,040,000	USD	605,341	JPMorgan Chase Bank NA	3/2026	8,101
THB	38,410,000	USD	1,213,495	JPMorgan Chase Bank NA	3/2026	24,022
TRY	35,708,753	USD	804,951	Barclays Bank PLC	3/2026	7,831
TRY	139,966,719	USD	3,076,327	Barclays Bank PLC	3/2026	106,866
TRY	5,576,195	USD	124,992	Barclays Bank PLC	3/2026	1,614
TRY	46,773,462	USD	1,028,610	Goldman Sachs Bank USA	3/2026	33,366
TRY	10,778,724	USD	236,119	Barclays Bank PLC	3/2026	7,589
TRY	47,237,986	USD	1,033,360	Barclays Bank PLC	3/2026	33,802
TRY	31,388,947	USD	701,206	JPMorgan Chase Bank NA	3/2026	7,314
TRY	96,949,889	USD	2,118,660	Barclays Bank PLC	3/2026	64,218
TRY	5,509,409	USD	119,741	Barclays Bank PLC	3/2026	3,264
TRY	5,393,501	USD	118,565	Barclays Bank PLC	3/2026	1,342
TRY	3,032,478	USD	66,011	Barclays Bank PLC	4/2026	1,071
TRY	154,237,327	USD	3,393,337	Barclays Bank PLC	4/2026	10,150
TRY	930,785,362	USD	20,371,306	Barclays Bank PLC	4/2026	100,141
TRY	444,149,957	USD	9,692,201	Barclays Bank PLC	4/2026	19,714
TRY	52,742,230	USD	1,152,153	Barclays Bank PLC	4/2026	164
TRY	213,520,741	USD	4,640,242	Barclays Bank PLC	4/2026	13,117
TRY	290,108,204	USD	6,306,015	Barclays Bank PLC	4/2026	(4,674)
TRY	47,443,128	USD	1,029,962	Barclays Bank PLC	4/2026	(330)
TRY	238,826,313	USD	5,186,690	Barclays Bank PLC	4/2026	(7,922)
TWD	9,550,000	USD	302,403	Societe Generale SA	3/2026	2,393
TWD	10,499,347	USD	337,171	State Street Bank & Trust Co	3/2026	(2,077)
USD	1,680,605	AUD	2,373,000	Barclays Bank PLC	3/2026	(8,140)
USD	30,223,926	AUD	42,934,000	State Street Bank & Trust Co	3/2026	(330,055)
USD	154,004	AUD	218,000	BTIG LLC (GB)	3/2026	(1,126)
USD	64,408	AUD	97,000	Deutsche Bank AG	3/2026	(4,618)
USD	24,389	AUD	35,000	JPMorgan Chase Bank NA	3/2026	(517)
USD	48,567	AUD	73,000	Morgan Stanley & Co International PLC	3/2026	(3,381)
USD	332,291	AUD	500,000	Morgan Stanley & Co International PLC	3/2026	(23,511)
USD	209,373	AUD	300,000	Morgan Stanley & Co International PLC	3/2026	(4,108)
USD	19,514	AUD	28,000	Morgan Stanley & Co International PLC	3/2026	(411)
USD	226,340	AUD	320,000	Societe Generale SA	3/2026	(1,374)
USD	135,821	AUD	191,000	Societe Generale SA	3/2026	(96)
USD	205,184	AUD	290,000	Societe Generale SA	3/2026	(1,182)
USD	14,760,693	AUD	21,990,448	BTIG LLC (GB)	4/2026	(886,876)
USD	631,617	AUD	944,936	BTIG LLC (GB)	4/2026	(40,764)
USD	891,480	AUD	1,333,776	Bank of America NA	4/2026	(57,584)
USD	834,483	AUD	1,239,024	Bank of America NA	4/2026	(47,160)
USD	345,873	AUD	516,353	Citibank NA	4/2026	(21,544)
USD	31,163,311	AUD	43,792,000	State Street Bank & Trust Co	4/2026	2,719
USD	1,080,819	AUD	1,551,000	JPMorgan Chase Bank NA	4/2026	(22,675)
USD	43,812	BRL	241,026	Goldman Sachs Bank USA	3/2026	(3,204)
USD	365,139	BRL	1,953,347	Societe Generale SA	3/2026	(14,328)
USD	4,173,326	BRL	23,500,000	BNP Paribas SA	4/2026	(373,096)
USD	2,828,953	BRL	16,200,000	BNP Paribas SA	4/2026	(305,176)
USD	2,800,007	BRL	16,200,000	BNP Paribas SA	4/2026	(334,122)
USD	4,556,567	BRL	26,000,000	BNP Paribas SA	4/2026	(473,517)
USD	24,672,917	BRL	137,100,000	Goldman Sachs Bank USA	4/2026	(1,851,101)
USD	11,114,376	BRL	64,300,000	Goldman Sachs Bank USA	4/2026	(1,325,408)
USD	11,133,511	BRL	64,200,000	Goldman Sachs Bank USA	4/2026	(1,286,927)
USD	3,444,070	BRL	19,200,000	Goldman Sachs Bank USA	4/2026	(270,454)
USD	14,825,863	BRL	82,500,000	Goldman Sachs Bank USA	4/2026	(1,134,979)
USD	8,325,608	BRL	47,600,000	Goldman Sachs Bank USA	4/2026	(883,314)
USD	18,543,488	CAD	25,139,072	BNP Paribas SA	3/2026	113,758
USD	14,606	CAD	19,944	Bank of America NA	4/2026	(34)
USD	18,153,587	CAD	24,818,948	Bank of America NA	4/2026	(65,304)
USD	177,151	CAD	241,000	BNP Paribas SA	4/2026	65
USD	248,661	CAD	337,000	Bank of America NA	4/2026	1,035
USD	100,822	COP	375,349,928	BNP Paribas SA	3/2026	1,200
USD	2,087,056	COP	7,668,887,460	BNP Paribas SA	3/2026	51,641
USD	3,746,012	COP	13,818,665,305	BNP Paribas SA	3/2026	78,373
USD	5,979,221	COP	22,806,543,385	State Street Bank & Trust Co	8/2026	156,369
USD	90,829,208	EUR	76,517,588	Bank of America NA	3/2026	416,026
USD	191,812,531	EUR	160,542,000	Barclays Bank PLC	3/2026	2,116,105
USD	785,090	EUR	664,717	BNP Paribas SA	3/2026	(914)
USD	1,746,272	EUR	1,500,000	Bank of America NA	3/2026	(27,624)
USD	233,969	EUR	198,000	Bank of America NA	3/2026	(186)
USD	94,522	EUR	80,000	Bank of America NA	3/2026	(86)
USD	120,312	EUR	101,000	Bank of America NA	3/2026	870
USD	116,847	EUR	100,000	Deutsche Bank AG	3/2026	(1,412)
USD	576,640	EUR	489,000	Deutsche Bank AG	3/2026	(1,650)
USD	120,302	EUR	102,000	Deutsche Bank AG	3/2026	(322)
USD	604,857	EUR	509,000	Deutsche Bank AG	3/2026	2,915
USD	2,002,652	EUR	1,684,000	Deutsche Bank AG	3/2026	11,159
USD	75,663	EUR	65,000	Deutsche Bank AG	3/2026	(1,206)
USD	1,904,766	EUR	1,609,000	JPMorgan Chase Bank NA	3/2026	1,967
USD	363,229	EUR	308,000	JPMorgan Chase Bank NA	3/2026	(1,011)
USD	1,898,973	EUR	1,606,000	JPMorgan Chase Bank NA	3/2026	(277)
USD	24,637,917	EUR	20,860,000	Morgan Stanley & Co International PLC	3/2026	(31,051)
USD	441,604	EUR	372,000	Morgan Stanley & Co International PLC	3/2026	1,678
USD	1,108,610	EUR	933,000	Morgan Stanley & Co International PLC	3/2026	5,247
USD	1,521,203	EUR	1,280,000	Morgan Stanley & Co International PLC	3/2026	7,480
USD	297,952	EUR	254,000	Morgan Stanley & Co International PLC	3/2026	(2,427)
USD	386,322	EUR	324,840	BTIG LLC (GB)	4/2026	1,866
USD	1,207,746	EUR	1,030,145	BTIG LLC (GB)	4/2026	(11,459)
USD	362,157	EUR	305,890	Bank of America NA	4/2026	128
USD	24,935,060	EUR	21,231,302	Bank of America NA	4/2026	(192,760)
USD	523,390	EUR	449,709	Citibank NA	4/2026	(8,853)
USD	272,641	EUR	230,903	Citibank NA	4/2026	(640)
USD	250,899	EUR	212,333	Citibank NA	4/2026	(403)
USD	418,186	EUR	355,288	Citibank NA	4/2026	(2,308)
USD	1,091,555	EUR	923,027	Citibank NA	4/2026	(872)
USD	1,470,230	EUR	1,236,175	Citibank NA	4/2026	7,183
USD	596,800	EUR	507,374	Citibank NA	4/2026	(3,690)
USD	185,267,075	EUR	156,701,623	BNP Paribas SA	4/2026	(203,946)
USD	90,458,557	EUR	76,517,588	Barclays Bank PLC	4/2026	(107,163)
USD	101,890	EUR	86,000	BNP Paribas SA	4/2026	6
USD	50,817,558	EUR	42,312,000	BNP Paribas SA	4/2026	690,574
USD	184,490	EUR	154,000	Citibank NA	4/2026	2,047
USD	1,011,457	EUR	854,000	Goldman Sachs Bank USA	4/2026	(276)
USD	377,164	EUR	319,000	JPMorgan Chase Bank NA	4/2026	(755)
USD	143,463	EUR	121,000	JPMorgan Chase Bank NA	4/2026	114
USD	94,582	EUR	80,000	JPMorgan Chase Bank NA	4/2026	(193)
USD	266,080	EUR	223,000	JPMorgan Chase Bank NA	4/2026	1,892
USD	7,057,646	GBP	5,170,993	Citibank NA	3/2026	88,957
USD	96,275,591	GBP	71,533,334	State Street Bank & Trust Co	3/2026	(126,306)
USD	8,971,400	GBP	6,703,000	Morgan Stanley & Co International PLC	3/2026	(62,323)
USD	352,103	GBP	261,000	Morgan Stanley & Co International PLC	3/2026	350
USD	102,270	GBP	76,000	Morgan Stanley & Co International PLC	3/2026	(156)
USD	2,013,370	GBP	1,500,000	BTIG LLC (GB)	4/2026	(8,289)
USD	1,033,398	GBP	772,951	BTIG LLC (GB)	4/2026	(8,364)
USD	448,243	GBP	335,173	Bank of America NA	4/2026	(3,494)
USD	9,038,332	GBP	6,684,621	Citibank NA	4/2026	28,981
USD	652,630	GBP	484,765	Citibank NA	4/2026	(724)
USD	459,856	GBP	336,820	Citibank NA	4/2026	5,899
USD	95,672,394	GBP	70,738,334	Barclays Bank PLC	4/2026	332,895
USD	6,991,191	GBP	5,170,993	JPMorgan Chase Bank NA	4/2026	21,845
USD	293,141	GBP	217,000	BNP Paribas SA	4/2026	650
USD	184,045	GBP	136,000	BNP Paribas SA	4/2026	733
USD	547,871	GBP	402,000	Citibank NA	4/2026	6,020
USD	12,300,386	GBP	8,938,000	Goldman Sachs Bank USA	4/2026	252,982
USD	56,467	GBP	42,000	JPMorgan Chase Bank NA	4/2026	(144)
USD	319,503	GBP	234,000	JPMorgan Chase Bank NA	4/2026	4,097
USD	1,503,000	IDR	25,251,903,000	Bank of America NA	3/2026	(2,291)
USD	25,301	JPY	3,896,698	BNP Paribas SA	3/2026	349
USD	848,577	JPY	130,613,141	Barclays Bank PLC	3/2026	12,198
USD	110,389	JPY	16,991,218	Morgan Stanley	3/2026	1,586
USD	3,648,543	JPY	564,979,000	BTIG LLC (GB)	3/2026	25,866
USD	5,468,888	JPY	841,272,154	JPMorgan Chase Bank NA	3/2026	74,604
USD	7,590	JPY	1,180,231	Bank of America NA	4/2026	12
USD	84,021	JPY	13,076,658	Morgan Stanley	4/2026	61
USD	878,273	JPY	136,837,410	State Street Bank & Trust Co	4/2026	(309)
USD	516,412	JPY	78,500,000	BNP Paribas SA	4/2026	11,329
USD	5,204,287	JPY	791,200,000	Royal Bank of Canada	4/2026	113,563
USD	87	MXN	1,603	JPMorgan Chase Bank NA	3/2026	(6)
USD	82,940	MXN	1,531,414	JPMorgan Chase Bank NA	3/2026	(5,852)
USD	1,923,000	PEN	6,458,972	Deutsche Bank AG	3/2026	(1,633)
USD	195,339	SGD	250,000	Bank of America NA	3/2026	(2,544)
USD	389,448	SGD	500,000	Bank of America NA	3/2026	(6,319)
USD	175,736	TWD	5,466,784	BNP Paribas SA	3/2026	1,259
USD	162,048	TWD	5,032,563	BNP Paribas SA	3/2026	1,430
USD	2,512,204	ZAR	40,723,192	BTIG LLC (GB)	3/2026	(42,018)
ZAR	10,975,305	USD	697,000	Morgan Stanley	3/2026	(8,612)
ZAR	12,000,328	USD	751,500	Morgan Stanley	3/2026	1,179
ZAR	24,560,000	USD	1,524,501	Morgan Stanley & Co International PLC	3/2026	15,941
ZAR	40,723,192	USD	2,509,618	Morgan Stanley & Co International PLC	3/2026	44,604

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,014,806
Unrealized Appreciation						12,318,991
Unrealized Depreciation						(11,304,185)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Petroleos Mexicanos 6.625% 6/15/2035		3/2026	Barclays Bank PLC	(1%)	At Maturity		5,332,000	8,585	184	8,769
Petroleos Mexicanos 6.625% 6/15/2035		3/2026	Barclays Bank PLC	(1%)	At Maturity		2,530,000	4,074	(44)	4,030
Dominion Energy Inc 4.25% 6/1/2028		12/2029	Goldman Sachs International	(1%)	Quarterly		734,000	(19,033)	16,326	(2,707)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	(33,827)	(138,765)	(172,592)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		720,000	(2,706)	(6,222)	(8,928)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	(22,552)	(38,562)	(61,114)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,140,000	(8,043)	(22,154)	(30,197)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		499,313	2,662	(4,683)	(2,021)
CMBX AAA Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,796,155	14,907	(24,454)	(9,547)
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly		1,997,254	10,648	(3,101)	7,547
CMBX AAA Series 16 Index		4/2065	JPMorgan Securities LLC	(0.5%)	Monthly		1,797,529	9,583	(2,643)	6,940
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		200,000	(252)	112	(140)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,700,000	(2,139)	(3,108)	(5,247)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		4,700,000	(5,914)	4,477	(1,437)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,100,000	(1,384)	3,488	2,104
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,200,000	(7,801)	15,481	7,680
Generali 4.125% 5/4/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,200,000	(4,595)	3,140	(1,455)
Commerzbank AG 4% 12/5/2030		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,000,000	5,190	(11,388)	(6,198)
Nomura Holdings Inc 2.172% 7/14/2028		6/2026	Barclays Bank PLC	(1%)	Quarterly		4,619,000	20,032	(17,390)	2,642
Societe Generale SA 5.25% 9/6/2032		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	(1,051)	(11,837)	(12,888)
American Electric Power Co Inc 3.2% 11/13/2027		12/2029	Bank of America NA	(1%)	Quarterly		1,267,000	(35,319)	28,943	(6,376)
Deutsche Bank AG 5.625% 5/19/2031		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	8,463	(14,899)	(6,436)
American Express Co 4.05% 5/3/2029		12/2029	Goldman Sachs International	(1%)	Quarterly		540,000	(14,695)	12,527	(2,168)
Heidelberg Materials AG 3.75% 5/31/2032		12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,170,000	(285,025)	259,982	(25,043)
CMBX AAA Series 15 Index		11/2064	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,495,194	1,492	4,866	6,358
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	16,026	(6,524)	9,502
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		600,000	96,153	(87,638)	8,515
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	32,051	(28,845)	3,206
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly		150,000	12,057	(10,730)	1,327
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly		600,000	48,228	(45,562)	2,666
UniCredit SpA 5.375% 4/16/2034		12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,050,000	(5,422)	(6,255)	(11,677)
Allianz SE 2.121% 7/8/2050		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,500,000	(13,766)	16,120	2,354
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		10,000	1,674	(2,422)	(748)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		60,000	10,044	(17,317)	(7,273)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	20,088	(30,364)	(10,276)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	25,111	(33,061)	(7,950)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		10,000	1,674	(1,613)	61
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	16,740	(15,076)	1,664
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		40,000	6,696	(6,782)	(86)
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	75,568	(73,566)	2,002
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,200,000	1,359	2,243	3,602
BMW Finance NV 0.75% 7/13/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(61,511)	46,358	(15,153)
Bank of Nova Scotia/The 5.35% 12/7/2026		12/2026	Citibank NA	(1%)	Quarterly		1,530,000	12,626	(11,701)	925
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		300,000	24,117	(11,798)	12,319
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	32,156	(14,973)	17,183
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	16,078	(7,701)	8,377
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	16,078	(7,588)	8,490
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	8,039	(3,794)	4,245
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	72,350	(32,077)	40,273
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		200,000	16,078	(9,713)	6,365
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,100,000	88,428	(115,086)	(26,658)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	8,039	(7,307)	732
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		500,000	40,194	(40,562)	(368)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		350,000	28,136	(26,633)	1,503
Aviva PLC 6.125% 11/14/2036		12/2030	Citibank NA	(1%)	Quarterly	EUR	1,150,000	1,100	300	1,400
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,000,000	(8,105)	2,092	(6,013)
5Y CDX NA HY Series 45 Index		12/2030	ICE	(5%)	Quarterly		13,733,280	39,944	0	39,944

TOTAL BUY PROTECTION								319,328	(537,299)	(217,971)
Sell Protection
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033	Ba2	6/2027	Barclays Bank PLC	1%	Quarterly		3,408,000	(733)	5,415	4,682
CMBX AAA Series 12 Index	NR	8/2061	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	3,454	4,148	7,602
PacifiCorp 3.3% 3/15/2051	A3	9/2027	JPMorgan Chase Bank NA	1.56197%	Monthly		465,000	(338)	37	(301)
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	26,423	153,580	180,003
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	40,706	243,318	284,024
Stellantis NV 0.625% 3/30/2027	Baa3	6/2026	Barclays Bank PLC	1%	Quarterly	EUR	1,267,000	6,359	(6,041)	318
Petroleos Mexicanos 6.625% 6/15/2035	B1	5/2026	Goldman Sachs International	4.75%	Monthly		3,760,000	31,642	0	31,642
Petroleos Mexicanos 6.625% 6/15/2035	B1	3/2026	Barclays Bank PLC	1%	At Maturity		3,825,000	6,159	(818)	5,341
Petroleos Mexicanos 6.625% 6/15/2035	B1	3/2026	Barclays Bank PLC	1%	At Maturity		1,360,000	2,190	(316)	1,874
Petroleos Mexicanos 6.625% 6/15/2035	B1	3/2026	Barclays Bank PLC	1%	At Maturity		1,715,000	2,761	(1,330)	1,431
State of Qatar 9.75% 6/15/2030	Aa2	12/2026	Barclays Bank PLC	1%	Quarterly		1,585,000	14,688	(12,228)	2,460
Wells Fargo & Co 5.198% 1/23/2030	A1	6/2026	JPMorgan Chase Bank NA	1%	Quarterly		2,576,000	11,163	(9,849)	1,314
Wells Fargo & Co 5.198% 1/23/2030	A1	6/2026	JPMorgan Chase Bank NA	1%	Quarterly		2,956,000	12,810	(11,403)	1,407
Altice France SA 4.75% 10/15/2030	Caa1	6/2027	JPMorgan Chase Bank NA	5%	Quarterly	EUR	57,000	2,720	(1,627)	1,093
Altice France SA 4.75% 10/15/2030	Caa1	6/2027	Morgan Stanley & Co International PLC	5%	Quarterly	EUR	51,000	2,434	(1,648)	786
Siemens Financieringsmaatschappij NV 3.4% 3/16/2027	Aa3	6/2026	JPMorgan Chase Bank NA	1%	Quarterly	EUR	1,301,000	7,345	(6,028)	1,317
Siemens Financieringsmaatschappij NV 3.4% 3/16/2027	Aa3	6/2026	Goldman Sachs International	1%	Quarterly	EUR	2,108,000	11,901	(11,055)	846
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly		299,588	(128)	14	(114)
SoftBank Group Corp 2.84% 12/14/2029	NR	6/2026	Goldman Sachs International	1%	Quarterly		2,630,000	(48)	3,876	3,828
CMBX BBB- Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	3%	Monthly		40,000	(6,696)	6,103	(593)
Barclays PLC 6.496% 9/13/2027	Baa1	12/2026	JPMorgan Chase Bank NA	1%	Quarterly	EUR	3,371,000	29,775	(29,658)	117
Barclays PLC 6.496% 9/13/2027	Baa1	12/2026	Goldman Sachs International	1%	Quarterly	EUR	1,918,000	16,941	(16,603)	338
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		300,000	(3,524)	6,459	2,935
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,400,000	(28,194)	57,542	29,348
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(7,049)	14,284	7,235
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		300,000	(3,524)	7,187	3,663
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(10,573)	23,002	12,429
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		400,000	(4,699)	7,978	3,279
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		900,000	(10,573)	18,157	7,584
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(19,971)	34,089	14,118
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		600,000	(7,049)	9,235	2,186
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(11,748)	15,392	3,644
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,800,000	(21,146)	23,640	2,494
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,500,000	(17,622)	18,931	1,309
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,900,000	(22,321)	24,759	2,438
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,400,000	(28,194)	35,404	7,210
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,700,000	(66,962)	87,309	20,347
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,300,000	(15,272)	31,410	16,138
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		200,000	(2,350)	5,332	2,982
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,700,000	(43,466)	62,323	18,857
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,175)	1,686	511
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,700,000	(19,971)	22,114	2,143
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		500,000	(5,874)	5,603	(271)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,175)	915	(260)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,100,000	(12,922)	8,389	(4,533)
Panamanian Republic 8.875% 9/30/2027	Baa3	6/2026	Citibank NA	1%	Quarterly		831,000	3,104	(1,827)	1,277
Panamanian Republic 8.875% 9/30/2027	Baa3	3/2026	Citibank NA	1%	At Maturity		1,012,000	2,297	(630)	1,667
TotalEnergies Capital SA 3.883% 10/11/2028	Aa3	3/2026	JPMorgan Chase Bank NA	1%	At Maturity	EUR	2,913,000	8,328	(3,532)	4,796
Italian Republic 1.25% 2/17/2026	NR	6/2026	Barclays Bank PLC	1%	Quarterly		2,045,000	9,962	(8,055)	1,907
Italian Republic 1.25% 2/17/2026	NR	9/2026	Barclays Bank PLC	1%	Quarterly		5,973,000	43,092	(38,276)	4,816
Colombian Republic 10.375% 1/28/2033	Baa3	12/2026	Barclays Bank PLC	1%	Quarterly		3,026,000	5,123	(9,968)	(4,845)
Slovak Republic 0.625% 5/22/2026	A3	12/2027	Barclays Bank PLC	1%	Quarterly		1,115,000	19,178	(17,181)	1,997
Deutsche Telekom AG 0.5% 7/5/2027	A3	6/2026	JPMorgan Chase Bank NA	1%	Quarterly	EUR	986,000	5,430	(4,455)	975
iTraxx Crossover Series 44 Index	NR	12/2030	Goldman Sachs International	5%	Quarterly	EUR	227,000	37,113	(33,870)	3,243
Morgan Stanley 7.25% 4/1/2032	A1	6/2026	JPMorgan Chase Bank NA	1%	At Maturity		2,795,000	11,575	(10,520)	1,055
AT&T Inc 3.8% 2/15/2027	Baa2	12/2027	ICE	1%	Quarterly		5,900,000	754	0	754
5Y CDX NA IG Series 44 Index	NR	6/2030	ICE	1%	Quarterly		66,200,000	549,657	0	549,657
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		242,847,000	(468,320)	0	(468,320)
Morgan Stanley 7.25% 4/1/2032	A1	6/2026	ICE	1%	Quarterly		8,400,000	(20,117)	0	(20,117)
Verizon Communications Inc 4.125% 3/16/2027	Baa1	12/2029	ICE	1%	Quarterly		7,000,000	(4,960)	0	(4,960)
Boeing Co 5.15% 5/1/2030	WR	12/2030	ICE	1%	Quarterly		9,400,000	6,533	0	6,533
5Y CDX NA HY Series 44 Index	NR	6/2030	ICE	5%	Quarterly		2,079,000	113,871	0	113,871
Deutsche Bank AG 3 month EURIBOR + 0.5%, 0.02% 12/7/2020	WR	12/2030	ICE	1%	Quarterly	EUR	21,500,000	106,278	0	106,278
5Y CDX NA HY Series 43 Index	NR	12/2029	ICE	5%	Quarterly		40,986,000	288,577	0	288,577
Boeing Co 2.6% 10/30/2025	WR	12/2029	ICE	1%	Quarterly		300,000	11,577	0	11,577
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	1%	Quarterly		602,530,000	(1,148,773)	0	(1,148,773)
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	1%	Quarterly		239,845,000	(355,678)	0	(355,678)

TOTAL SELL PROTECTION								(919,225)	700,713	(218,512)
TOTAL CREDIT DEFAULT SWAPS								(599,897)	163,414	(436,483)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/2034		14,400,000	202,322	0	202,322
U.S. SOFR Index(4)	Annual	3.69392%	Annual	CME	4/2031		8,625,000	(59,887)	0	(59,887)
ESTR Volume Weighted Trimmed Mean Rate Index(4)	Annual	2.0628%	Annual	LCH	10/2029	EUR	9,300,000	(23,888)	0	(23,888)
ESTR Volume Weighted Trimmed Mean Rate Index(4)	Annual	2.0563%	Annual	LCH	10/2029	EUR	6,100,000	(14,285)	0	(14,285)
U.S. SOFR Index(4)	Annual	3.76473%	Annual	LCH	12/2054		5,900,000	144,362	0	144,362
U.S. SOFR Index(4)	Annual	3.89548%	Annual	LCH	11/2054		24,961,000	44,534	0	44,534
2.52%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	3/2035	EUR	1,600,000	(13,670)	0	(13,670)
U.S. SOFR Index(4)	Annual	3.80662%	Annual	LCH	2/2055		2,500,000	42,447	0	42,447
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2055		5,000,000	96,503	0	96,503
U.S. SOFR Index(4)	Annual	3.65471%	Annual	LCH	2/2055		2,300,000	100,123	0	100,123
U.S. SOFR Index(4)	Annual	3.64159%	Annual	LCH	2/2055		4,500,000	206,212	0	206,212
6M EURIBOR(4)	Semi-Annual	2.4%	Annual	LCH	4/2030	EUR	2,500,000	(11,742)	0	(11,742)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	5/2035		3,930,000	81,938	0	81,938
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	11,500,000	13,736	0	13,736
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	108,900,000	117,129	0	117,129
13.3537%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	15,700,000	21,120	0	21,120
2.429%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	4/2030		2,137,000	(1,421)	0	(1,421)
2.428%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	4/2030		4,338,110	(2,712)	0	(2,712)
13.4%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2029	BRL	148,200,000	265,785	0	265,785
Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	13.0166%	At Maturity	CME	1/2029	BRL	152,300,000	(58,635)	0	(58,635)
2.6315%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	9/2030		8,928,000	(21,651)	0	(21,651)
4.45%	Annual	SONIA(4)	Annual	LCH	12/2055	GBP	1,025,900	14,368	0	14,368
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028		317,497,000	(734,739)	0	(734,739)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056		6,090,000	287,492	0	287,492
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033		5,910,000	(5,571)	0	(5,571)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030		82,868,000	(507,293)	0	(507,293)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029		165,096,000	(1,005,979)	0	(1,005,979)
6M EURIBOR(4)	Semi-Annual	3%	Annual	LCH	9/2056	EUR	850,000	(16,951)	0	(16,951)
U.S. SOFR Index(4)	Annual	3.775%	Annual	LCH	3/2036		7,200,000	(148,140)	0	(148,140)
TOTAL INTEREST RATE SWAPS								(988,493)	0	(988,493)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Investment made with cash collateral received from securities on loan.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $86,065,274.
(e)
Security or a portion of the security was pledged to cover margin requirements for futures contracts and exchange-traded options. At period end, the value of securities pledged amounted to $40,612,059.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $8,064,394.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Level 3 security.
(m)	Non-income producing - Security is in default.
(n)	Non-income producing.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,155,949,185 or 11.4% of net assets.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $399,755,501 or 0.9% of net assets.

(r)	Zero coupon bond which is issued at a discount.
(s)	Principal Only Strips represent the right to receive the monthly principal payments.
(t)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(u)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(v)	Security is perpetual in nature with no stated maturity date.
(w)	Security or a portion of the security is on loan at period end.
(x)	Affiliated fund.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(Aa)	The rate quoted is the annualized seven-day yield of the fund at period end.
* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Australia and New Zealand Banking Group	3.69	2/2026	3/2026	200,000,000	200,061,500	U.S. Treasuries (including strips)	2.375 - 3.125	2/2042 - 8/2052	204,714,080
BofA Securities, Inc.	3.68	2/2026	3/2026	750,000,000	752,013,777	U.S. Treasuries (including strips)	1.25 - 4.25	2/2027 - 8/2031	766,580,527
BofA Securities, Inc.	3.69	2/2026	3/2026	100,000,000	100,061,500	U.S. Treasuries (including strips)	0.625	8/2030	102,092,354
BofA Securities, Inc.	3.70	2/2026	3/2026	298,800,000	298,892,130	U.S. Treasuries (including strips)	1.125	2/2031	305,503,698
BofA Securities, Inc.	3.73	2/2026	3/2026	75,000,000	75,023,313	U.S. Treasuries (including strips)	4.125	11/2029	76,635,491
Total Repurchase Agreements				1,423,800,000	1,426,052,220				1,455,526,150

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	145,266,497	1,598,188,239	1,529,840,204	8,359,386	9,324	1	213,623,857	213,581,140	0.3%
Fidelity Securities Lending Cash Central Fund	181,390,075	3,845,322,132	3,957,231,140	655,645	13,684	-	69,494,751	69,487,803	0.2%
Total	326,656,572	5,443,510,371	5,487,071,344	9,015,031	23,008	1	283,118,608

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	8,968,650	2,119,934,700	2,094,226,155	9,473,203	-	-	34,677,195	34,677,195
Fidelity SAI Long-Term Treasury Bond Index Fund	349,521,367	1,468,648	339,870,497	1,468,690	(169,037,600)	158,895,699	977,617	140,060
Fidelity SAI Total Bond Fund	3,263,760,840	144,340,517	361,634,572	144,340,118	(29,684,366)	84,359,758	3,101,142,177	334,535,294
Fidelity SAI U.S. Treasury Bond Index Fund	549,138,019	255,054,828	805,209,652	5,030,866	5,378,642	(3,332,014)	1,029,823	114,680
Fidelity U.S. Bond Index Fund	222,747,313	732,584,566	567,210,832	7,337,685	5,246,376	4,761,253	398,128,676	37,243,094
	4,394,136,189	3,253,383,259	4,168,151,708	167,650,562	(188,096,948)	244,684,696	3,535,955,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,122,988,433	-	2,120,472,219	2,516,214

Bank Loan Obligations
Communication Services	2,095,417	-	2,095,417	-
Consumer Discretionary	10,127,045	-	10,127,045	-
Consumer Staples	2,775,616	-	2,775,616	-
Energy	162,961	-	162,961	-
Financials	6,474,969	-	6,474,969	-
Health Care	2,945,915	-	2,897,325	48,590
Industrials	3,568,637	-	3,278,647	289,990
Information Technology	7,220,428	-	7,220,428	-
Materials	2,978,855	-	2,978,855	-
Real Estate	445,641	-	-	445,641
Utilities	972,326	-	972,326	-

Bank Notes
Financials	7,442,771	-	7,442,771	-

Collateralized Mortgage Obligations	1,041,533,858	-	1,040,670,586	863,272

Commercial Mortgage Securities	1,334,893,387	-	1,332,786,079	2,107,308

Common Stocks
Communication Services	1,715,796	-	-	1,715,796
Financials	527,497	-	-	527,497
Health Care	494,274	-	-	494,274
Industrials	19,803	-	-	19,803

Convertible Corporate Bonds
Consumer Staples	933,713	-	933,713	-
Real Estate	121,809	-	121,809	-

Fixed-Income Funds	20,111,296,918	20,111,296,918	-	-

Foreign Government and Government Agency Obligations	482,352,544	-	482,352,544	-

Municipal Securities
Education	20,609,302	-	20,609,302	-
Electric Utilities	1,783,757	-	1,783,757	-
Escrowed/Pre-Refunded	279,626	-	279,626	-
General Obligations	4,378,003	-	4,378,003	-
Health Care	1,264,408	-	1,264,408	-
Industrial Development	325,706	-	325,706	-
Other	7,464,342	-	7,464,342	-
Special Tax	11,643,845	-	11,643,845	-
Tobacco Bonds	65,055	-	65,055	-
Transportation	11,768,441	-	11,768,441	-
Water & Sewer	407,318	-	407,318	-

Non-Convertible Corporate Bonds
Communication Services	384,362,763	-	384,356,533	6,230
Consumer Discretionary	339,071,491	-	338,786,435	285,056
Consumer Staples	196,574,195	-	196,574,195	-
Energy	682,491,778	-	681,099,778	1,392,000
Financials	2,477,082,839	-	2,462,515,465	14,567,374
Health Care	445,252,297	-	445,241,146	11,151
Industrials	322,481,404	-	322,353,113	128,291
Information Technology	396,730,415	-	396,730,415	-
Materials	187,369,197	-	187,369,197	-
Real Estate	329,777,524	-	329,659,364	118,160
Utilities	615,046,769	-	614,558,624	488,145

Non-Convertible Preferred Stocks
Communication Services	84,659	-	-	84,659

Preferred Securities
Communication Services	252,766	-	252,766	-
Consumer Discretionary	1,969,583	-	1,969,583	-
Energy	15,858,345	-	15,858,345	-
Financials	42,869,510	-	42,209,510	660,000
Industrials	731,290	-	713,615	17,675
Real Estate	3,398,598	-	3,398,598	-
Utilities	10,644,651	-	10,644,651	-

Repurchase Agreements	2,110,600,000	-	2,110,600,000	-

U.S. Government Agency - Mortgage Securities	10,733,745,406	-	10,733,745,406	-

U.S. Government Agency Obligations
Financials	17,501,734	-	17,501,734	-
Utilities	3,642,342	-	3,642,342	-

Certificates of Deposit	160,578	-	160,578	-

Commercial Paper	503,333,435	-	503,333,435	-

U.S. Treasury Obligations	6,507,430,481	-	6,507,430,481	-

Money Market Funds	774,799,074	774,799,074	-	-

Purchased Swaptions	4,747,959	-	4,747,959	-
Total Investments in Securities:	52,312,089,499	20,886,095,992	31,399,206,381	26,787,126
Derivative Instruments:

Assets
Futures Contracts	14,526,110	14,526,110	-	-
Forward Foreign Currency Contracts	12,318,991	-	12,318,991	-
Swaps	3,942,459	-	3,942,459	-
Total Assets	30,787,560	14,526,110	16,261,450	-

Liabilities
Futures Contracts	(1,291,633)	(1,291,633)	-	-
Forward Foreign Currency Contracts	(11,304,185)	-	(11,304,185)	-
Swaps	(5,530,849)	-	(5,530,849)	-
Written Swaptions	(1,590,420)	-	(1,590,420)	-
Written Options	(306,981)	(236,094)	(70,887)	-
Total Liabilities	(20,024,068)	(1,527,727)	(18,496,341)	-
Total Derivative Instruments:	10,763,492	12,998,383	(2,234,891)	-
Other Financial Instruments:

TBA Sale Commitments	(3,069,426,945)	-	(3,069,426,945)	-
Total Other Financial Instruments:	(3,069,426,945)	-	(3,069,426,945)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	2,304,388	(2,904,285)
Written Swaptions (c)	-	(34,839)
Total Credit Risk	2,304,388	(2,939,124)
Foreign Exchange Risk
Forward Foreign Currency Contracts (d)	12,318,991	(11,304,185)
Written Options (c)	-	(70,887)
Total Foreign Exchange Risk	12,318,991	(11,375,072)
Interest Rate Risk
Futures Contracts (e)	14,526,110	(1,291,633)
Purchased Swaptions (f)	4,747,959	-
Swaps (a)	1,638,071	(2,626,564)
Written Options (c)	-	(236,094)
Written Swaptions (c)	-	(1,555,581)
Total Interest Rate Risk	20,912,140	(5,709,872)
Total Value of Derivatives	35,535,519	(20,024,068)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
(d)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(e)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(f)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $68,193,883 and repurchase agreements of $2,110,600,000) - See accompanying schedule:
Unaffiliated issuers (cost $49,044,473,511)	$48,493,015,403
Fidelity Central Funds (cost $283,114,962)	283,118,608
Other affiliated issuers (cost $3,736,362,309)	3,535,955,488

Total Investment in Securities (cost $53,063,950,782)		$52,312,089,499
Segregated cash with brokers for derivative instruments		33,531,839
Cash		13,026,514
Foreign currency held at value (cost $7,910,139)		7,876,999
Receivable for investments sold		539,221,868
Receivable for TBA sale commitments		3,055,932,214
Unrealized appreciation on forward foreign currency contracts		12,318,991
Receivable for fund shares sold		27,142,302
Dividends receivable		7,050,448
Interest receivable		164,814,444
Distributions receivable from Fidelity Central Funds		623,824
Receivable for daily variation margin on futures contracts		8,164,640
Receivable for daily variation margin on centrally cleared swaps		49,098
Bi-lateral OTC swaps, at value		1,187,197
Segregated cash with brokers for repurchase agreements		851,000
Other receivables		535,333
Total assets		56,184,416,210
Liabilities
Segregated cash from brokers for derivative instruments	$10,374,000
Payable for investments purchased
Regular delivery	1,357,292,198
Delayed delivery	6,518,407,073
TBA sale commitments, at value	3,069,426,945
Unrealized depreciation on forward foreign currency contracts	11,304,185
Payable for swaps	72,195
Payable for fund shares redeemed	30,816,669
Distributions payable	559,527
Bi-lateral OTC swaps, at value	906,437
Accrued management fee	2,089,857
Payable for daily variation margin on centrally cleared swaps	4,214,061
Written options, at value (premium received $1,664,188)	1,897,401
Segregated cash from brokers for mortgage/asset-backed securities	18,998,007
Other payables and accrued expenses	734,995
Collateral on securities loaned	69,481,068
Total liabilities		11,096,574,618
Net Assets		$45,087,841,592
Net Assets consist of:
Paid in capital		$51,157,933,348
Total accumulated earnings (loss)		(6,070,091,756)
Net Assets		$45,087,841,592
Net Asset Value, offering price and redemption price per share ($45,087,841,592 ÷ 4,799,248,941 shares)		$9.39
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends:
Unaffiliated issuers		$776,421,506
Affiliated issuers		167,650,562
Interest		1,119,957,172
Income from Fidelity Central Funds (including $655,645 from security lending)		9,015,031
Total income		2,073,044,271
Expenses
Management fee	$133,315,183
Custodian fees and expenses	467,146
Independent trustees' fees and expenses	200,533
Registration fees	342,389
Audit fees	76,097
Legal	42,832
Miscellaneous	292,400
Total expenses before reductions	134,736,580
Expense reductions	(108,785,754)
Total expenses after reductions		25,950,826
Net Investment income (loss)		2,047,093,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	56,255,755
Fidelity Central Funds	23,008
Other affiliated issuers	(188,096,948)
Forward foreign currency contracts	(51,586,712)
Foreign currency transactions	3,560,863
Futures contracts	45,744,503
Swaps	(2,963,272)
Written options	7,505,508
Total net realized gain (loss)		(129,557,295)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	875,707,035
Fidelity Central Funds	1
Other affiliated issuers	244,684,696
Forward foreign currency contracts	(2,105,499)
Assets and liabilities in foreign currencies	369,985
Futures contracts	(12,813,521)
Swaps	(2,936,669)
Written options	17,555
TBA sale commitments	13,574,467
Total change in net unrealized appreciation (depreciation)		1,116,498,050
Net gain (loss)		986,940,755
Net increase (decrease) in net assets resulting from operations		$3,034,034,200
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,047,093,445	$2,031,499,365
Net realized gain (loss)	(129,557,295)	(2,377,198,440)
Change in net unrealized appreciation (depreciation)	1,116,498,050	3,164,283,020
Net increase (decrease) in net assets resulting from operations	3,034,034,200	2,818,583,945
Distributions to shareholders	(1,986,397,098)	(1,958,249,939)

Share transactions
Proceeds from sales of shares	11,149,079,914	7,580,241,319
Reinvestment of distributions	1,979,026,197	1,926,489,599
Cost of shares redeemed	(10,834,659,196)	(14,955,861,824)

Net increase (decrease) in net assets resulting from share transactions	2,293,446,915	(5,449,130,906)
Total increase (decrease) in net assets	3,341,084,017	(4,588,796,900)

Net Assets
Beginning of period	41,746,757,575	46,335,554,475
End of period	$45,087,841,592	$41,746,757,575

Other Information
Shares
Sold	1,216,146,529	832,933,228
Issued in reinvestment of distributions	214,358,310	212,241,228
Redeemed	(1,176,147,442)	(1,644,290,957)
Net increase (decrease)	254,357,397	(599,116,501)

Financial Highlights
Strategic Advisers® Core Income Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.19	$9.01	$9.04	$10.42	$10.98
Income from Investment Operations
Net investment income (loss) B,C	.434	.424	.375	.331	.250
Net realized and unrealized gain (loss)	.187	.165	(.041)	(1.382)	(.468)
Total from investment operations	.621	.589	.334	(1.051)	(.218)
Distributions from net investment income	(.421)	(.409)	(.364)	(.329)	(.252)
Distributions from net realized gain	-	-	-	-	(.090)
Total distributions	(.421)	(.409)	(.364)	(.329)	(.342)
Net asset value, end of period	$9.39	$9.19	$9.01	$9.04	$10.42
Total Return D	6.94%	6.69%	3.78%	(10.12)%	(2.06)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.31%	.30%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.06%	.05%	.03%	.03%	.03%
Expenses net of all reductions, if any	.06%	.05%	.03%	.03%	.03%
Net investment income (loss)	4.72%	4.67%	4.17%	3.53%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$45,087,842	$41,746,758	$46,335,554	$49,430,652	$46,082,556
Portfolio turnover rate G	211%	181%	112%	116%	110%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, defaulted bonds, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain losses associated with deflation adjustments on U.S. treasury inflation indexed securities, partnerships, capital loss carryforwards and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,035,226,642
Gross unrealized depreciation	(1,794,008,689)
Net unrealized appreciation (depreciation)	$(758,782,047)
Tax Cost	$53,023,916,567

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,995,771
Capital loss carryforward	$(5,297,163,482)
Net unrealized appreciation (depreciation) on securities and other investments	$(785,924,049)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(645,174,210)
Long-term	(4,651,989,272)
Total capital loss carryforward	$(5,297,163,482)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$1,986,397,098	$1,958,249,939

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Core Income Fund
Credit Risk
Written Options	160,233	(6,459)
Swaps	(4,021,970)	(4,247,846)
Total Credit Risk	(3,861,737)	(4,254,305)
Foreign Exchange Risk
Written Options	12,586	30,189
Purchased Options	(1,115,730)	(7,180)
Forward Foreign Currency Contracts	(51,586,712)	(2,105,499)
Total Foreign Exchange Risk	(52,689,856)	(2,082,490)
Interest Rate Risk
Futures Contracts	45,744,503	(12,813,521)
Purchased Options	(2,074,559)	(1,105,059)
Written Options	7,332,689	(6,175)
Swaps	1,058,698	1,311,177
Total Interest Rate Risk	52,061,331	(12,613,578)
Totals	(4,490,262)	(18,950,373)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	67,200,756,458	66,491,570,921
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. BlackRock Investment Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management, Inc., Pacific Investment Management Company LLC, PGIM, Inc. and TCW Investment Management LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Core Income Fund	$511,602

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Core Income Fund	247

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Strategic Advisers Core Income Fund	56,358
Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

Total Security Lending Fees Paid to NFS ($)
Strategic Advisers Core Income Fund	71,194
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2028. During the period, this waiver reduced the Fund's management fee by $108,564,952.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $220,802.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Core Income Fund
Fidelity SAI Total Bond Fund	14%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Rutland Square Trust II and Shareholders of Strategic Advisers Core Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Strategic Advisers Core Income Fund (one of the funds constituting Fidelity Rutland Square Trust II, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 17, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 21.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,203,009,078 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Strategic Advisers Core Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Strategic Advisers LLC (Strategic Advisers), the sub-advisory agreements with BlackRock Investment Management, LLC, FIAM LLC, J.P. Morgan Investment Management Inc., PGIM, Inc., Pacific Investment Management Company LLC, and TCW Investment Management Company LLC (each a Sub-Adviser and collectively, the Sub-Advisers) (collectively, the Sub-Advisory Agreements), and the sub-sub-advisory agreements with BlackRock International Limited, BlackRock (Singapore) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (Hong Kong) Limited, and PGIM Limited (each a Sub-Sub-Adviser and collectively, the Sub-Sub-Advisers) (collectively, the Sub-Sub-Advisory Agreements and, together with the management contract and the Sub-Advisory Agreements, the Advisory Contracts) for the fund. Strategic Advisers and the Sub-Advisers and Sub-Sub-Advisers, as applicable, are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.
At its September 2025 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expenses; (iii) the total costs of the services provided by and the profits, if any, realized by Strategic Advisers from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year, and the factors may have been weighed differently by different Trustees.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees charged under the Advisory Contracts bear a reasonable relationship to the services rendered.
Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategies for the funds; (ii) identifying and recommending sub-advisers for the funds; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to the portion of fund assets allocated to the sub-adviser; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each Sub-Adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each Sub-Adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the Sub-Adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each Sub-Adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund over different time periods, measured against an appropriate index (benchmark index) and a peer group of mutual funds with similar objectives (peer group).

The Board considered discussions that occur at Board meetings throughout the year with representatives of Strategic Advisers about fund investment performance and the performance of each Sub-Adviser as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. The Board also considered information about performance attribution. In its discussions with representatives of Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds over different time periods and discussed with Strategic Advisers the reasons for any such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with the fund's performance notwithstanding that it lags its benchmark index peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board noted that the Sub-Sub-Advisers are compensated by the applicable Sub-Advisers and the Fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the management fee waiver and considered the fund's contractual maximum aggregate annual management fee rate. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Wealth Services managed account program. In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, and custodial, legal, and audit fees.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer  group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended December 31, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended December 31, 2024.
Fees Charged to Other Clients. The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.
Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered. Further, based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each Sub-Adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered information regarding the revenues earned and the expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.
The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of the Sub-Advisers' respective relationships with the fund and the potential fall-out benefits, if any, that may accrue to the Sub-Advisers as a result of their respective relationships with the fund. The Board noted the difficulty in evaluating a Sub-Adviser's costs and the profitability of a Sub-Advisory Agreement to a Sub-Adviser because of, among other things, differences in the type and content of information provided by each Sub-Adviser due to differences in business models, cost accounting methods, and profitability calculation methodologies among the Sub-Advisers. Accordingly, the Board considered profitability information provided by the Sub-Advisers in light of the nature of the relationships between Strategic Advisers and the Sub-Advisers with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took Strategic Advisers' management fee waiver into consideration.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. In addition, the Board concluded that the renewal of each Sub-Advisory Agreement and Sub-Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.
Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers Core Income Fund
In December 2025, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate (Amended FIAM Agreement), and (ii) amendments to the fee schedules in the existing sub-advisory agreements among (a) Strategic Advisers, J.P. Morgan Investment Management Inc. (JPMIM), and the Trust on behalf of the fund (Amended JPMIM Agreement), Strategic Advisers, BlackRock Investment Management, LLC (BlackRock), and the Trust on behalf of the Fund (Amended BlackRock Agreement), and (c) Strategic Advisers, PGIM, Inc. (PGIM and together with FIAM, BlackRock and JPMIM, the Sub-Advisers), and the Trust on behalf of the fund (Amended PGIM Agreement and together with the Amended FIAM Agreement, Amended BlackRock Agreement and the Amended JPMIM Agreement, the Amended Agreements). The Board noted that the updated fee schedules in the Amended JPMIM Agreement, the Amended BlackRock Agreement, and the Amended PGIM Agreement will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the new FIAM mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the Amended JPMIM Agreement, the Amended BlackRock Agreement, and the Amended PGIM Agreement, the Board also considered that it reviewed this information regarding JPMIM, BlackRock, and PGIM in connection with the Board's annual renewal of the sub-advisory contracts at its September 2025 meeting.
With respect to the new FIAM mandate, the Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate. The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  With respect to the new FIAM mandate, the Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the updated fee schedules, the Board noted that it had approved the existing sub-advisory agreements with JPMIM, BlackRock, and PGIM at its September 2025 meeting and that the Amended Agreements will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  With respect to the new FIAM mandate, the Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended FIAM Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  With respect to the new FIAM mandate, the Board considered the hypothetical performance of the investment mandate to be used by FIAM. With respect to the updated fee schedules, the Board did not consider performance to be a material factor in its decision to approve the Amended JPMIM Agreement, the Amended BlackRock Agreement, and the Amended PGIM Agreement because the approval of the Amended JPMIM Agreement, the Amended BlackRock Agreement, and the Amended PGIM Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the new FIAM mandate, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that each Amended Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
With respect to the new FIAM mandate, the Board considered that the approval of the Amended FIAM Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to the new mandate at this time. With respect to each of the Amended JPMIM Agreement, the Amended BlackRock Agreement, and the Amended PGIM Agreement, the total management fee rate is expected to decrease slightly.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because each Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended FIAM Agreement (with respect to the new mandate) will provide and the Amended JPMIM Agreement, the Amended BlackRock Agreement, and the Amended PGIM Agreement will continue to provide for breakpoints that have the potential to reduce sub-advisory fees paid to the Sub-Adviser as assets allocated to the Sub-Adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended JPMIM Agreement, the Amended BlackRock Agreement, and the Amended PGIM Agreement because the fund will not bear any additional expenses under each such agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912891.115
SSC-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026